UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
94.7%	Common Stock	145,288,682	164,945,412
5.6%	Other Investment Companies	9,803,942	9,798,535
0.0%	Rights	2,814	2,814
0.0%	Warrants	—	—
0.0%	Short-Term Investment	6,999	6,998
100.3%	Total Investments	155,102,437	174,753,759
(0.3%)	Other Assets and Liabilities, Net		(550,930)
100.0%	Net Assets		174,202,829

Security	Number of Shares	Value ($)
Common Stock 94.7% of net assets
Automobiles & Components 0.2%
American Axle & Manufacturing Holdings, Inc. *	518	10,350
Cooper Tire & Rubber Co.	361	11,888
Cooper-Standard Holding, Inc. *	71	4,566
Dana Holding Corp.	1,218	22,606
Dorman Products, Inc. *	200	10,556
Drew Industries, Inc.	170	9,972
Federal-Mogul Holdings Corp. *	125	1,400
Fox Factory Holding Corp. *	87	1,381
Gentherm, Inc. *	320	16,106
Horizon Global Corp. *	11,682	146,259
Metaldyne Performance Group, Inc.	77	1,443
Motorcar Parts of America, Inc. *	132	3,911
Remy International, Inc.	164	4,854
Standard Motor Products, Inc.	198	7,241
Strattec Security Corp.	22	1,546
Superior Industries International, Inc.	233	3,942
Tenneco, Inc. *	548	27,296
Tower International, Inc. *	122	3,188
		288,505
Banks 7.3%
1st Source Corp.	167	5,676
Access National Corp.	71	1,378
American National Bankshares, Inc.	73	1,729
Ameris Bancorp	222	5,996
Ames National Corp.	74	1,794
Anchor BanCorp Wisconsin, Inc. *	150	5,551
Arrow Financial Corp.	69	1,900
Astoria Financial Corp.	530	8,014
Banc of California, Inc.	254	3,081
Security	Number of Shares	Value ($)
BancFirst Corp.	49	3,117
Banco Latinoamericano de Exportaciones, S.A., Class E	60	1,651
BancorpSouth, Inc.	923	23,324
Bank of Marin Bancorp	43	2,093
Bank of the Ozarks, Inc.	601	26,516
Banner Corp.	165	7,864
Bar Harbor Bankshares	42	1,441
BBCN Bancorp, Inc.	837	12,848
BBX Capital Corp., Class A *	88	1,405
Bear State Financial, Inc. *	162	1,482
Beneficial Bancorp, Inc. *	332	4,270
Berkshire Hills Bancorp, Inc.	102	2,968
Blue Hills Bancorp, Inc. *	101	1,458
BNC Bancorp	198	4,459
BofI Holding, Inc. *	163	20,025
Boston Private Financial Holdings, Inc.	627	7,888
Bridge Bancorp, Inc.	186	4,810
Brookline Bancorp, Inc.	511	5,759
Bryn Mawr Bank Corp.	73	2,105
BSB Bancorp, Inc. *	66	1,382
C1 Financial, Inc. *	76	1,463
Camden National Corp.	47	1,892
Capital Bank Financial Corp., Class A *	90	2,697
Capital City Bank Group, Inc.	144	2,223
Capitol Federal Financial, Inc.	665	7,993
Cardinal Financial Corp.	65	1,518
Cascade Bancorp *	518	2,673
Cathay General Bancorp	713	22,894
CenterState Banks, Inc.	196	2,732
Central Pacific Financial Corp.	17	396
Century Bancorp, Inc., Class A	48	1,999
Charter Financial Corp.	168	2,040
Chemical Financial Corp.	186	6,129
Citizens & Northern Corp.	277	5,468
City Holding Co.	117	5,642
Clifton Bancorp, Inc.	136	1,850
CNB Financial Corp.	102	1,773
CoBiz Financial, Inc.	304	3,888
Columbia Banking System, Inc.	565	18,526
Community Bank System, Inc.	438	16,745
Community Trust Bancorp, Inc.	185	6,477
CommunityOne Bancorp *	133	1,459
ConnectOne Bancorp, Inc.	278	5,938
CU Bancorp *	137	3,040
Customers Bancorp, Inc. *	126	3,169
CVB Financial Corp.	843	14,930
Dime Community Bancshares, Inc.	190	3,230
Eagle Bancorp, Inc. *	294	13,054
Enterprise Bancorp, Inc.	99	2,175
Enterprise Financial Services Corp.	341	8,228
Essent Group Ltd. *	549	16,069
EverBank Financial Corp.	912	18,185
F.N.B. Corp.	1,087	14,990
Farmers Capital Bank Corp. *	54	1,381
FCB Financial Holdings, Inc., Class A *	108	3,751
    1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fidelity Southern Corp.	86	1,672
Financial Institutions, Inc.	161	3,951
First Bancorp (North Carolina)	173	2,953
First BanCorp (Puerto Rico) *	1,156	4,982
First Bancorp, Inc.	103	1,958
First Busey Corp.	113,669	724,072
First Business Financial Services, Inc.	62	2,712
First Citizens BancShares, Inc., Class A	72	18,456
First Commonwealth Financial Corp.	130	1,196
First Connecticut Bancorp, Inc.	350	5,642
First Defiance Financial Corp.	73	2,807
First Financial Bancorp	612	11,634
First Financial Bankshares, Inc.	644	21,883
First Financial Corp.	124	4,114
First Interstate BancSystem, Inc., Class A	51	1,414
First Merchants Corp.	290	7,549
First Midwest Bancorp, Inc.	76,621	1,438,176
First NBC Bank Holding Co. *	118	4,508
First Niagara Financial Group, Inc.	85,000	825,350
FirstMerit Corp.	1,497	28,054
Flagstar Bancorp, Inc. *	177	3,593
Flushing Financial Corp.	37,402	776,466
Fox Chase Bancorp, Inc.	103	1,758
Fulton Financial Corp.	1,051	13,621
German American Bancorp, Inc.	77	2,241
Glacier Bancorp, Inc.	618	17,366
Great Southern Bancorp, Inc.	188	7,802
Great Western Bancorp, Inc.	34,364	902,399
Green Bancorp, Inc. *	94	1,285
Guaranty Bancorp	155	2,485
Hampton Roads Bankshares, Inc. *	883	1,854
Hancock Holding Co.	29,270	855,269
Hanmi Financial Corp.	351	8,884
Heartland Financial USA, Inc.	62	2,336
Heritage Commerce Corp.	248	2,750
Heritage Oaks Bancorp	282	2,245
Hilltop Holdings, Inc. *	534	11,241
Hingham Institution for Savings	14	1,694
Home BancShares, Inc.	562	22,379
HomeStreet, Inc. *	61	1,379
HomeTrust Bancshares, Inc. *	40	686
Horizon Bancorp	84	2,038
IBERIABANK Corp.	312	20,140
Impac Mortgage Holdings, Inc. *	74	1,618
Independent Bank Corp., Massachusetts	171	8,270
Independent Bank Group, Inc.	88	3,914
International Bancshares Corp.	53,177	1,432,057
Investors Bancorp, Inc.	2,464	30,012
Kearny Financial Corp. *	230	2,565
Lakeland Bancorp, Inc.	280	3,164
Lakeland Financial Corp.	158	6,721
LegacyTexas Financial Group, Inc.	499	15,165
LendingTree, Inc. *	70	5,804
MainSource Financial Group, Inc.	122	2,671
MB Financial, Inc.	33,273	1,134,609
Mercantile Bank Corp.	158	3,255
Merchants Bancshares, Inc.	58	1,833
Meridian Bancorp, Inc. *	109	1,421
Meta Financial Group, Inc.	84	4,247
Metro Bancorp, Inc.	247	6,044
MGIC Investment Corp. *	2,408	26,657
Security	Number of Shares	Value ($)
MidWestOne Financial Group, Inc.	70	2,267
National Bank Holdings Corp., Class A	337	7,293
National Bankshares, Inc.	94	2,862
National Commerce Corp. *	60	1,578
National Penn Bancshares, Inc.	620	6,646
Nationstar Mortgage Holdings, Inc. *	547	10,147
NBT Bancorp, Inc.	497	13,434
NewBridge Bancorp	271	2,388
NMI Holdings, Inc., Class A *	429	3,432
Northfield Bancorp, Inc.	96	1,446
Northwest Bancshares, Inc.	93,687	1,188,888
OceanFirst Financial Corp.	300	5,259
Ocwen Financial Corp. *	448	3,777
OFG Bancorp	249	2,007
Old National Bancorp	725	10,433
Old Second Bancorp, Inc. *	224	1,458
Opus Bank	40	1,566
Oritani Financial Corp.	482	7,572
Pacific Continental Corp.	150	1,992
Pacific Premier Bancorp, Inc. *	85	1,616
Palmetto Bancshares, Inc.	123	2,434
Park National Corp.	92	8,059
Park Sterling Corp.	898	6,502
Peapack-Gladstone Financial Corp.	128	2,842
Penns Woods Bancorp, Inc.	41	1,761
PennyMac Financial Services, Inc., Class A *	80	1,458
Peoples Bancorp, Inc.	147	3,093
Peoples Financial Services Corp.	59	2,318
Pinnacle Financial Partners, Inc.	365	19,378
Preferred Bank	104	3,278
PrivateBancorp, Inc.	471	19,471
Prosperity Bancshares, Inc.	444	24,238
Provident Financial Services, Inc.	491	9,633
QCR Holdings, Inc.	2	43
Radian Group, Inc.	1,415	26,121
Renasant Corp.	321	10,320
Republic Bancorp, Inc., Class A	75	1,886
S&T Bancorp, Inc.	199	6,153
Sandy Spring Bancorp, Inc.	230	6,288
Seacoast Banking Corp of Florida *	93	1,390
ServisFirst Bancshares, Inc.	39	1,515
Sierra Bancorp	117	1,942
Simmons First National Corp., Class A	206	9,363
South State Corp.	184	14,300
Southside Bancshares, Inc.	333	9,098
Southwest Bancorp, Inc.	261	4,575
Square 1 Financial, Inc., Class A *	56	1,510
State Bank Financial Corp.	192	3,888
Sterling Bancorp	587	8,740
Stock Yards Bancorp, Inc.	68	2,506
Stonegate Mortgage Corp. *	137	1,311
Suffolk Bancorp	99	2,853
Sun Bancorp, Inc. *	108	2,256
Talmer Bancorp, Inc., Class A	207	3,374
Territorial Bancorp, Inc.	73	1,848
Texas Capital Bancshares, Inc. *	409	24,106
The First of Long Island Corp.	76	2,070
Tompkins Financial Corp.	76	4,108
Towne Bank	375	6,619
TriCo Bancshares	237	5,875
TriState Capital Holdings, Inc. *	128	1,617
2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Triumph Bancorp, Inc. *	111	1,561
Trustmark Corp.	357	8,582
UMB Financial Corp.	369	20,229
Umpqua Holdings Corp.	1,509	26,770
Union Bankshares Corp.	364	8,984
United Bankshares, Inc.	396	16,050
United Community Banks, Inc.	452	9,433
United Financial Bancorp, Inc.	505	6,812
Univest Corp. of Pennsylvania	90	1,794
Valley National Bancorp	1,344	13,332
Walker & Dunlop, Inc. *	116	2,778
Washington Federal, Inc.	661	15,388
Washington Trust Bancorp, Inc.	60	2,386
Waterstone Financial, Inc.	110	1,420
Webster Financial Corp.	54,655	2,112,962
WesBanco, Inc.	268	8,903
West Bancorp, Inc.	141	2,754
Westamerica Bancorp	297	14,547
Western Alliance Bancorp *	596	20,163
Wilshire Bancorp, Inc.	485	5,636
Wintrust Financial Corp.	306	16,500
WSFS Financial Corp.	324	9,302
Yadkin Financial Corp. *	276	5,923
		12,742,032
Capital Goods 10.2%
AAON, Inc.	477	10,585
AAR Corp.	129	3,477
Accuride Corp. *	750	3,053
Actuant Corp., Class A	254	5,857
Advanced Drainage Systems, Inc.	152	4,230
Aegion Corp. *	205	4,053
Aerojet Rocketdyne Holdings, Inc. *	651	15,240
Aerovironment, Inc. *	310	8,079
Aircastle Ltd.	330	7,943
Alamo Group, Inc.	42	2,207
Albany International Corp., Class A	43,349	1,613,450
Allied Motion Technologies, Inc.	63	1,332
Altra Industrial Motion Corp.	222	5,639
Ameresco, Inc., Class A *	500	3,450
American Railcar Industries, Inc.	62	2,477
American Science & Engineering, Inc.	132	5,899
American Woodmark Corp. *	70	4,603
Apogee Enterprises, Inc.	190	10,484
Applied Industrial Technologies, Inc.	229	8,846
Argan, Inc.	185	7,193
Astec Industries, Inc.	123	4,835
Astronics Corp. *	210	13,020
AZZ, Inc.	190	9,832
Babcock & Wilcox Enterprises, Inc. *	26,800	528,496
Barnes Group, Inc.	24,666	960,247
Beacon Roofing Supply, Inc. *	247	8,645
Blount International, Inc. *	129	1,078
Blue Bird Corp. *	110	1,442
Briggs & Stratton Corp.	354	6,542
Builders FirstSource, Inc. *	99,777	1,500,646
CAI International, Inc. *	97	1,364
Chart Industries, Inc. *	355	9,691
CIRCOR International, Inc.	11,558	552,819
CLARCOR, Inc.	311	18,713
Columbus McKinnon Corp.	79	1,853
Security	Number of Shares	Value ($)
Comfort Systems USA, Inc.	210	5,804
Commercial Vehicle Group, Inc. *	186	1,099
Continental Building Products, Inc. *	15,132	321,404
Cubic Corp.	32,100	1,424,277
Curtiss-Wright Corp.	433	29,171
DigitalGlobe, Inc. *	650	13,767
Ducommun, Inc. *	33	790
DXP Enterprises, Inc. *	129	4,734
Dycom Industries, Inc. *	323	21,337
EMCOR Group, Inc.	587	28,076
Encore Wire Corp.	156	5,355
EnerSys	266	16,612
Engility Holdings, Inc.	249	5,456
EnPro Industries, Inc.	253	12,822
ESCO Technologies, Inc.	30,063	1,144,498
Esterline Technologies Corp. *	284	25,179
Federal Signal Corp.	464	6,941
Franklin Electric Co., Inc.	393	11,342
FuelCell Energy, Inc. *	3,306	2,783
GATX Corp.	27,020	1,433,141
Generac Holdings, Inc. *	408	14,309
General Cable Corp.	410	6,691
Global Brass & Copper Holdings, Inc.	78	1,314
GrafTech International Ltd. *	881	4,431
Granite Construction, Inc.	188	6,396
Griffon Corp.	404	6,965
H&E Equipment Services, Inc.	411	7,373
Harsco Corp.	493	6,774
HC2 Holdings, Inc. *	148	1,154
HEICO Corp.	200	10,966
HEICO Corp., Class A	233	10,569
Hexcel Corp.	19,400	1,006,666
Hillenbrand, Inc.	351	9,954
Hurco Cos., Inc.	62	1,941
Hyster-Yale Materials Handling, Inc.	88	5,955
Insteel Industries, Inc.	78	1,275
John Bean Technologies Corp.	331	12,065
Kadant, Inc.	176	8,024
Kaman Corp.	176	6,947
KLX, Inc. *	311	12,216
L.B. Foster Co., Class A	39	1,145
Lawson Products, Inc. *	38	1,040
Lennox International, Inc.	7,260	857,188
Lindsay Corp.	135	11,322
LSI Industries, Inc.	57	568
Luxfer Holdings plc ADR	45,420	591,368
Lydall, Inc. *	251	7,457
Masonite International Corp. *	169	11,673
MasTec, Inc. *	499	9,197
Meritor, Inc. *	472	6,646
Miller Industries, Inc.	263	4,605
Moog, Inc., Class A *	313	20,927
MRC Global, Inc. *	538	6,913
Mueller Industries, Inc.	67,661	2,190,187
Mueller Water Products, Inc., Class A	1,283	11,457
MYR Group, Inc. *	220	6,609
National Presto Industries, Inc.	23	1,821
Navistar International Corp. *	302	5,297
NCI Building Systems, Inc. *	471	6,099
Neff Corp., Class A *	138	1,137
NN, Inc.	119	2,717
Nortek, Inc. *	45	3,672
    3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Northwest Pipe Co. *	60	1,083
NV5 Holdings, Inc. *	61	1,476
Omega Flex, Inc.	119	3,862
Orion Marine Group, Inc. *	142	1,028
Patrick Industries, Inc. *	100	3,604
PGT, Inc. *	248	3,985
Plug Power, Inc. *	1,567	4,059
Ply Gem Holdings, Inc. *	176	2,543
Polypore International, Inc. *	398	23,928
Powell Industries, Inc.	43	1,283
Power Solutions International, Inc. *	26	1,078
PowerSecure International, Inc. *	43	651
Preformed Line Products Co.	25	862
Primoris Services Corp.	36,194	656,921
Proto Labs, Inc. *	154	11,607
Raven Industries, Inc.	296	5,751
RBC Bearings, Inc. *	163	11,043
Rexnord Corp. *	619	13,123
Rush Enterprises, Inc., Class A *	275	7,010
Simpson Manufacturing Co., Inc.	199	7,128
Sparton Corp. *	100	2,386
Standex International Corp.	110	8,232
Stock Building Supply Holdings, Inc. *	91	1,764
Sun Hydraulics Corp.	156	5,526
TAL International Group, Inc. *	294	5,821
TASER International, Inc. *	286	7,785
Teledyne Technologies, Inc. *	264	27,369
Tennant Co.	211	12,620
Textainer Group Holdings Ltd.	16	363
The ExOne Co. *	84	812
The Gorman-Rupp Co.	178	4,564
The Greenbrier Cos., Inc.	274	12,535
The KEYW Holding Corp. *	316	2,569
Thermon Group Holdings, Inc. *	11,945	288,233
Titan International, Inc.	80	747
Trex Co., Inc. *	281	12,749
TriMas Corp. *	33,786	793,971
Tutor Perini Corp. *	299	6,258
Twin Disc, Inc.	175	2,818
Universal Forest Products, Inc.	133	8,445
Vectrus, Inc. *	57	1,322
Veritiv Corp. *	37	1,379
Vicor Corp. *	299	3,113
Wabash National Corp. *	855	11,748
Watsco, Inc.	7,080	907,939
Watts Water Technologies, Inc., Class A	300	16,638
Woodward, Inc.	430	21,225
Xerium Technologies, Inc. *	350	5,940
		17,699,834
Commercial & Professional Supplies 8.8%
ABM Industries, Inc.	310	10,218
Acacia Research Corp.	142,450	1,340,455
ACCO Brands Corp. *	135,997	1,112,455
ARC Document Solutions, Inc. *	112,470	777,168
Barrett Business Services, Inc.	134	5,548
Brady Corp., Class A	485	11,407
CBIZ, Inc. *	150	1,470
CDI Corp.	118	1,429
CEB, Inc.	200	15,304
CECO Environmental Corp.	172	1,548
Security	Number of Shares	Value ($)
Civeo Corp.	252	539
CRA International, Inc. *	91	2,124
Deluxe Corp.	308	19,844
Essendant, Inc.	41,393	1,524,090
Exponent, Inc.	178	7,919
Franklin Covey Co. *	70	1,324
FTI Consulting, Inc. *	29,614	1,211,805
G&K Services, Inc., Class A	30,163	1,977,486
GP Strategies Corp. *	255	7,316
Healthcare Services Group, Inc.	605	21,121
Heidrick & Struggles International, Inc.	102	2,231
Heritage-Crystal Clean, Inc. *	114	1,465
Herman Miller, Inc.	360	10,094
HNI Corp.	417	20,679
Huron Consulting Group, Inc. *	225	17,206
ICF International, Inc. *	296	10,851
Insperity, Inc.	225	11,313
Interface, Inc.	552	14,335
Kelly Services, Inc., Class A	381	5,692
Kforce, Inc.	338	7,899
Kimball International, Inc., Class B	165	1,868
Knoll, Inc.	226	5,469
Korn/Ferry International	412	13,794
Matthews International Corp., Class A	26,638	1,434,456
McGrath RentCorp	152	3,855
Mistras Group, Inc. *	36,516	656,923
MiX Telematics Ltd. ADR *	56,560	411,757
Mobile Mini, Inc.	380	14,109
MSA Safety, Inc.	316	16,321
Multi-Color Corp.	58	3,704
NL Industries, Inc. *	152	1,023
On Assignment, Inc. *	29,704	1,138,257
Pendrell Corp. *	1,575	2,174
Resources Connection, Inc.	434	6,870
RPX Corp. *	155	2,399
SP Plus Corp. *	54,110	1,414,976
Steelcase, Inc., Class A	39,896	712,144
Team, Inc. *	247	10,720
Tetra Tech, Inc.	630	16,783
The Advisory Board Co. *	20,592	1,233,461
The Brink's Co.	217	6,777
TriNet Group, Inc. *	427	11,478
TrueBlue, Inc. *	239	6,157
UniFirst Corp.	132	14,628
US Ecology, Inc.	159	7,297
Viad Corp.	274	7,856
Volt Information Sciences, Inc. *	83	799
VSE Corp.	41	1,943
WageWorks, Inc. *	280	13,986
West Corp.	213	6,145
		15,330,464
Consumer Durables & Apparel 4.7%
Bassett Furniture Industries, Inc.	51	1,672
Beazer Homes USA, Inc. *	116	2,225
Callaway Golf Co.	1,174	10,754
Cavco Industries, Inc. *	63	4,604
Century Communities, Inc. *	68	1,374
Cherokee, Inc.	53	1,488
Columbia Sportswear Co.	14,440	1,033,038
Crocs, Inc. *	425	6,685
4

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CSS Industries, Inc.	196	5,564
Deckers Outdoor Corp. *	210	15,305
Escalade, Inc.	75	1,294
Ethan Allen Interiors, Inc.	330	9,963
Flexsteel Industries, Inc.	70	2,794
G-III Apparel Group Ltd. *	304	21,958
Green Brick Partners, Inc. *	135	1,628
Helen of Troy Ltd. *	21,629	1,898,594
Hooker Furniture Corp.	57	1,422
Hovnanian Enterprises, Inc., Class A *	257	519
Iconix Brand Group, Inc. *	180	3,911
Installed Building Products, Inc. *	62	1,684
iRobot Corp. *	301	9,268
Johnson Outdoors, Inc., Class A	37	781
KB Home	915	14,622
La-Z-Boy, Inc.	492	12,497
LGI Homes, Inc. *	73	1,426
Libbey, Inc.	233	8,670
Lifetime Brands, Inc.	127	1,847
M.D.C. Holdings, Inc.	200	5,972
M/I Homes, Inc. *	36,608	918,129
Malibu Boats, Inc., Class A *	33	637
Marine Products Corp.	229	1,427
Meritage Homes Corp. *	360	16,236
Movado Group, Inc.	110	2,786
NACCO Industries, Inc., Class A	44	2,234
Nautilus, Inc. *	68	1,437
Oxford Industries, Inc.	166	13,932
Performance Sports Group Ltd. *	38,442	631,218
Perry Ellis International, Inc. *	300	7,227
Quiksilver, Inc. *	989	453
Sequential Brands Group, Inc. *	175	3,103
Smith & Wesson Holding Corp. *	673	10,916
Standard Pacific Corp. *	1,032	9,278
Steven Madden Ltd. *	551	22,966
Sturm, Ruger & Co., Inc.	143	8,583
Superior Uniform Group, Inc.	88	1,692
Taylor Morrison Home Corp., Class A *	69	1,328
The New Home Co., Inc. *	84	1,425
The Ryland Group, Inc.	417	18,961
TRI Pointe Group, Inc. *	97,558	1,443,858
Tumi Holdings, Inc. *	307	5,910
UCP, Inc., Class A *	34,450	259,064
Unifi, Inc. *	65	2,006
Universal Electronics, Inc. *	111	5,754
Vera Bradley, Inc. *	217	2,357
Vince Holding Corp. *	65	638
WCI Communities, Inc. *	57	1,439
William Lyon Homes, Class A *	74,255	1,771,724
Wolverine World Wide, Inc.	889	26,065
ZAGG, Inc. *	78	606
		8,274,948
Consumer Services 0.8%
2U, Inc. *	28	899
American Public Education, Inc. *	73	1,889
Apollo Education Group, Inc. *	351	4,496
Ascent Capital Group, Inc., Class A *	118	4,606
Belmond Ltd., Class A *	476	5,764
Biglari Holdings, Inc. *	15	6,522
BJ's Restaurants, Inc. *	248	12,787
Security	Number of Shares	Value ($)
Bloomin' Brands, Inc.	757	17,631
Bob Evans Farms, Inc.	234	11,681
Bojangles', Inc. *	62	1,549
Boyd Gaming Corp. *	781	13,347
Bravo Brio Restaurant Group, Inc. *	350	4,547
Bridgepoint Education, Inc. *	135	1,272
Bright Horizons Family Solutions, Inc. *	205	12,349
Buffalo Wild Wings, Inc. *	125	24,448
Caesars Acquisition Co., Class A *	318	2,070
Caesars Entertainment Corp. *	511	2,662
Cambium Learning Group, Inc. *	344	1,617
Capella Education Co.	123	6,336
Career Education Corp. *	498	1,584
Carrols Restaurant Group, Inc. *	137	1,510
Chegg, Inc. *	514	4,271
Churchill Downs, Inc.	120	16,207
Chuy's Holdings, Inc. *	95	2,699
ClubCorp Holdings, Inc.	177	4,128
Collectors Universe, Inc.	127	2,560
Cracker Barrel Old Country Store, Inc.	181	27,492
Dave & Buster's Entertainment, Inc. *	39	1,513
Del Frisco's Restaurant Group, Inc. *	78	1,244
Denny's Corp. *	1,014	11,925
DeVry Education Group, Inc.	602	18,289
Diamond Resorts International, Inc. *	253	7,929
DineEquity, Inc.	126	13,105
El Pollo Loco Holdings, Inc. *	260	4,885
Eldorado Resorts, Inc. *	194	1,639
Empire Resorts, Inc. *	279	1,392
Fiesta Restaurant Group, Inc. *	203	11,800
Grand Canyon Education, Inc. *	446	19,370
Houghton Mifflin Harcourt Co. *	891	23,282
International Speedway Corp., Class A	206	7,060
Interval Leisure Group, Inc.	313	6,673
Intrawest Resorts Holdings, Inc. *	119	1,186
Isle of Capri Casinos, Inc. *	233	4,250
Jack in the Box, Inc.	320	30,400
K12, Inc. *	350	4,617
Kona Grill, Inc. *	71	1,352
Krispy Kreme Doughnuts, Inc. *	42,270	787,913
La Quinta Holdings, Inc. *	541	11,480
Liberty Tax, Inc.	105	2,757
LifeLock, Inc. *	434	3,437
Marriott Vacations Worldwide Corp.	253	21,151
Monarch Casino & Resort, Inc. *	67	1,247
Morgans Hotel Group Co. *	452	2,712
Noodles & Co. *	96	1,486
Papa John's International, Inc.	290	21,912
Papa Murphy's Holdings, Inc. *	70	1,351
Penn National Gaming, Inc. *	663	12,650
Pinnacle Entertainment, Inc. *	548	21,098
Popeyes Louisiana Kitchen, Inc. *	234	14,199
Potbelly Corp. *	114	1,555
Red Robin Gourmet Burgers, Inc. *	166	15,214
Regis Corp. *	305	4,462
Scientific Games Corp., Class A *	423	6,387
SeaWorld Entertainment, Inc.	422	7,317
Shake Shack, Inc., Class A *	23	1,565
Sonic Corp.	550	16,346
Sotheby's	501	20,957
Speedway Motorsports, Inc.	96	2,011
Steiner Leisure Ltd. *	92	5,308
    5

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Strayer Education, Inc. *	108	6,006
Texas Roadhouse, Inc.	423	16,662
The Cheesecake Factory, Inc.	363	20,960
The Habit Restaurants, Inc., Class A *	43	1,278
The Marcus Corp.	350	7,336
Universal Technical Institute, Inc.	400	2,548
Vail Resorts, Inc.	242	26,545
Weight Watchers International, Inc. *	200	800
Zoe's Kitchen, Inc. *	37	1,659
		1,437,143
Diversified Financials 1.8%
Arlington Asset Investment Corp., Class A	230	4,393
Ashford, Inc. *	10	596
BGC Partners, Inc., Class A	1,225	12,066
Calamos Asset Management, Inc., Class A	525	6,305
Cash America International, Inc.	192	5,324
CIFC Corp.	183	1,395
Cohen & Steers, Inc.	135	4,173
Cowen Group, Inc., Class A *	568	3,209
Diamond Hill Investment Group, Inc.	21	4,042
Encore Capital Group, Inc. *	184	7,914
Enova International, Inc. *	261	4,719
Evercore Partners, Inc., Class A	278	16,347
Ezcorp, Inc., Class A *	574	4,070
Fifth Street Asset Management, Inc.	40	367
Financial Engines, Inc.	484	22,196
First Cash Financial Services, Inc. *	309	12,567
FNFV Group *	360	5,242
Gain Capital Holdings, Inc.	170,210	1,188,066
GAMCO Investors, Inc., Class A	30	2,060
Green Dot Corp., Class A *	85	1,761
Greenhill & Co., Inc.	139	5,467
HFF, Inc., Class A	301	13,798
INTL FCStone, Inc. *	26	758
Investment Technology Group, Inc.	361	7,346
Janus Capital Group, Inc.	948	15,528
KCG Holdings, Inc., Class A *	502	5,331
Ladenburg Thalmann Financial Services, Inc. *	1,958	5,952
MarketAxess Holdings, Inc.	329	32,176
Marlin Business Services Corp.	80	1,271
Medley Management, Inc., Class A	121	1,102
Moelis & Co., Class A	51	1,526
Nelnet, Inc., Class A	172	6,775
NewStar Financial, Inc. *	255	2,950
OM Asset Management plc	80	1,414
On Deck Capital, Inc. *	115	1,538
Oppenheimer Holdings, Inc., Class A	71	1,612
PHH Corp. *	286	7,139
PICO Holdings, Inc. *	70,610	870,621
Piper Jaffray Cos. *	236	10,585
PRA Group, Inc. *	445	28,280
Pzena Investment Management, Inc., Class A	326	3,390
RCS Capital Corp., Class A *	121	706
Regional Management Corp. *	66	1,275
Resource America, Inc., Class A	210	1,697
Safeguard Scientifics, Inc. *	390	7,160
Security	Number of Shares	Value ($)
Solar Capital Ltd.	36,460	647,894
Stifel Financial Corp. *	435	23,903
The JG Wentworth Co., Class A *	65	536
Tiptree Financial, Inc., Class A	206	1,213
Virtu Financial, Inc., Class A *	62	1,457
Virtus Investment Partners, Inc.	53	6,406
Walter Investment Management Corp. *	288	6,278
Westwood Holdings Group, Inc.	24	1,442
WisdomTree Investments, Inc.	942	23,456
World Acceptance Corp. *	106	5,769
ZAIS Group Holdings, Inc. *	131	1,429
		3,061,992
Energy 5.6%
Abraxas Petroleum Corp. *	646	1,214
Adams Resources & Energy, Inc.	80	3,822
Alon USA Energy, Inc.	77	1,433
Ardmore Shipping Corp.	54	710
Atwood Oceanics, Inc.	638	13,270
Basic Energy Services, Inc. *	197	1,190
Bill Barrett Corp. *	355	2,016
Bonanza Creek Energy, Inc. *	268	2,093
Bristow Group, Inc.	308	13,875
C&J Energy Services Ltd. *	545	5,259
Callon Petroleum Co. *	425	2,779
CARBO Ceramics, Inc.	192	6,307
Carrizo Oil & Gas, Inc. *	495	18,874
Clayton Williams Energy, Inc. *	52	2,095
Clean Energy Fuels Corp. *	428	2,465
Cloud Peak Energy, Inc. *	604	1,921
Contango Oil & Gas Co. *	98	900
Delek US Holdings, Inc.	515	18,370
DHT Holdings, Inc.	932	7,409
Dorian LPG Ltd. *	48,776	767,246
Earthstone Energy, Inc. *	75	1,223
Eclipse Resources Corp. *	258	993
Energy Fuels, Inc. *	294	1,126
Energy XXI Ltd.	1,132	2,004
Era Group, Inc. *	31,843	539,102
Erin Energy Corp. *	327	1,351
Evolution Petroleum Corp.	368	1,921
EXCO Resources, Inc.	1,244	721
Exterran Holdings, Inc.	687	17,031
Fairmount Santrol Holdings, Inc. *	159	951
Forum Energy Technologies, Inc. *	710	10,849
Frontline Ltd. *	849	2,623
GasLog Ltd.	83,889	1,301,957
Gastar Exploration, Inc. *	637	1,083
Geospace Technologies Corp. *	127	2,215
Golar LNG Ltd.	40,810	1,757,687
Green Plains, Inc.	171	3,839
Halcon Resources Corp. *	2,678	2,946
Hallador Energy Co.	121	852
Helix Energy Solutions Group, Inc. *	1,143	9,567
Hornbeck Offshore Services, Inc. *	271	4,932
Independence Contract Drilling, Inc. *	167	1,226
InterOil Corp. *	21,300	911,214
ION Geophysical Corp. *	1,487	1,175
Isramco, Inc. *	35	4,799
Jones Energy, Inc., Class A *	151	1,063
Key Energy Services, Inc. *	1,526	1,389
6

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Magnum Hunter Resources Corp. *	2,000	1,919
Matador Resources Co. *	665	14,650
McDermott International, Inc. *	2,022	8,897
Natural Gas Services Group, Inc. *	230	4,628
Navios Maritime Acquisition Corp.	707	2,800
Newpark Resources, Inc. *	427	3,087
Nordic American Offshore Ltd. *	196	1,397
Nordic American Tankers Ltd.	364	5,467
North Atlantic Drilling Ltd.	402	378
Northern Oil & Gas, Inc. *	487	2,318
Oasis Petroleum, Inc. *	994	9,572
Oil States International, Inc. *	237	7,136
Pacific Ethanol, Inc. *	20	148
Panhandle Oil & Gas, Inc., Class A	112	1,996
Par Petroleum Corp. *	66	1,189
Parker Drilling Co. *	1,022	2,596
Parsley Energy, Inc., Class A *	518	7,490
PDC Energy, Inc. *	402	18,874
Peabody Energy Corp.	583	700
Penn Virginia Corp. *	604	809
PHI, Inc. - Non Voting Shares *	154	4,270
Pioneer Energy Services Corp. *	565	2,068
Renewable Energy Group, Inc. *	128	1,306
REX American Resources Corp. *	47	2,427
Rex Energy Corp. *	550	1,232
RigNet, Inc. *	67	1,737
Ring Energy, Inc. *	107	874
RSP Permian, Inc. *	40,583	1,006,458
Sanchez Energy Corp. *	321	2,353
SandRidge Energy, Inc. *	415	215
Scorpio Tankers, Inc.	162,924	1,749,804
SEACOR Holdings, Inc. *	14,954	944,644
SemGroup Corp., Class A	335	23,815
Seventy Seven Energy, Inc. *	275	858
Ship Finance International Ltd.	691	11,560
Solazyme, Inc. *	781	1,828
Stone Energy Corp. *	432	2,501
Synergy Resources Corp. *	640	6,227
Teekay Tankers Ltd., Class A	1,039	7,450
Tesco Corp.	36,700	352,320
TETRA Technologies, Inc. *	860	4,094
Tidewater, Inc.	355	6,933
TransAtlantic Petroleum Ltd. *	161	528
Triangle Petroleum Corp. *	903	3,350
Ultra Petroleum Corp. *	774	6,022
Unit Corp. *	178	3,512
Uranium Energy Corp. *	861	1,154
US Silica Holdings, Inc.	493	11,102
W&T Offshore, Inc.	247	931
Western Refining, Inc.	532	23,493
Westmoreland Coal Co. *	151	2,354
		9,742,558
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	10,751	1,098,914
Fairway Group Holdings Corp. *	350	1,050
Ingles Markets, Inc., Class A	68	3,147
Natural Grocers by Vitamin Cottage, Inc. *	79	2,113
PriceSmart, Inc.	184	17,831
Smart & Final Stores, Inc. *	81	1,409
Security	Number of Shares	Value ($)
SpartanNash, Co.	442	14,237
SUPERVALU, Inc. *	1,518	13,996
The Andersons, Inc.	191	7,124
The Chefs' Warehouse, Inc. *	99	1,703
The Fresh Market, Inc. *	352	10,736
United Natural Foods, Inc. *	332	15,116
Village Super Market, Inc., Class A	150	4,302
Weis Markets, Inc.	99	4,175
		1,195,853
Food, Beverage & Tobacco 1.3%
Alico, Inc.	40	1,793
Arcadia Biosciences, Inc. *	233	988
B&G Foods, Inc.	316	9,331
Boulder Brands, Inc. *	519	4,323
Cal-Maine Foods, Inc.	262	14,190
Calavo Growers, Inc.	64	3,489
Castle Brands, Inc. *	952	1,123
Coca-Cola Bottling Co. Consolidated	28	4,536
Craft Brew Alliance, Inc. *	211	2,180
Darling Ingredients, Inc. *	1,615	20,753
Dean Foods Co.	646	11,499
Diamond Foods, Inc. *	60	1,939
Farmer Bros. Co. *	120	2,839
Fresh Del Monte Produce, Inc.	257	10,157
Freshpet, Inc. *	70	1,156
Inventure Foods, Inc. *	208	2,045
J&J Snack Foods Corp.	97	11,481
John B. Sanfilippo & Son, Inc.	86	4,471
Lancaster Colony Corp.	179	16,685
Lifeway Foods, Inc. *	98	1,443
Limoneira Co.	88	1,812
MGP Ingredients, Inc.	87	1,285
National Beverage Corp. *	228	5,420
Post Holdings, Inc. *	24,033	1,291,533
Sanderson Farms, Inc.	123	8,857
Seaboard Corp. *	2	6,950
Seneca Foods Corp., Class A *	55	1,605
Snyder's-Lance, Inc.	528	17,170
The Boston Beer Co., Inc., Class A *	82	18,083
The Hain Celestial Group, Inc. *	9,660	656,687
Tootsie Roll Industries, Inc.	56	1,818
TreeHouse Foods, Inc. *	321	26,309
Universal Corp.	104	5,933
Vector Group Ltd.	517	13,090
		2,182,973
Health Care Equipment & Services 10.1%
AAC Holdings, Inc. *	34	1,292
Abaxis, Inc.	162	8,110
ABIOMED, Inc. *	12,423	962,286
Acadia Healthcare Co., Inc. *	12,830	1,023,577
Accuray, Inc. *	764	4,874
Aceto Corp.	416	9,747
Adeptus Health, Inc., Class A *	16	1,758
Air Methods Corp. *	218	8,587
Alliance HealthCare Services, Inc. *	105	1,571
Allscripts Healthcare Solutions, Inc. *	87,160	1,260,334
Amedisys, Inc. *	328	14,311
AMN Healthcare Services, Inc. *	26,935	792,697
    7

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Amsurg Corp. *	17,198	1,233,785
Analogic Corp.	162	13,049
AngioDynamics, Inc. *	88	1,364
Anika Therapeutics, Inc. *	42	1,592
Antares Pharma, Inc. *	419	884
AtriCure, Inc. *	367	10,199
Atrion Corp.	18	7,270
Bio-Reference Laboratories, Inc. *	200	8,874
BioScrip, Inc. *	891	2,236
BioTelemetry, Inc. *	148	1,810
Cantel Medical Corp.	294	16,135
Capital Senior Living Corp. *	91	2,028
Cardiovascular Systems, Inc. *	172	5,132
Castlight Health, Inc., Class B *	117	840
Centene Corp. *	5,240	367,481
Cerus Corp. *	389	2,112
Chemed Corp.	162	24,051
Civitas Solutions, Inc. *	65	1,462
Computer Programs & Systems, Inc.	180	8,419
CONMED Corp.	284	16,108
Connecture, Inc. *	77	726
Corindus Vascular Robotics, Inc. *	337	1,223
CorVel Corp. *	13,988	447,056
Cutera, Inc. *	46	698
Cyberonics, Inc. *	213	13,078
Cynosure, Inc., Class A *	51	1,979
DexCom, Inc. *	10,180	861,737
Diplomat Pharmacy, Inc. *	183	8,451
EndoChoice Holdings, Inc. *	14,930	241,866
Endologix, Inc. *	22,842	325,727
Entellus Medical, Inc. *	56	1,260
Exactech, Inc. *	178	3,556
ExamWorks Group, Inc. *	396	13,892
Five Star Quality Care, Inc. *	326	1,474
Genesis Healthcare, Inc. *	239	1,460
GenMark Diagnostics, Inc. *	323	2,746
Globus Medical, Inc., Class A *	34,981	981,567
Greatbatch, Inc. *	161	8,779
Haemonetics Corp. *	25,218	1,008,972
Halyard Health, Inc. *	474	19,311
Hanger, Inc. *	356	7,704
HealthEquity, Inc. *	159	5,352
HealthSouth Corp.	21,079	963,310
HealthStream, Inc. *	236	6,622
Healthways, Inc. *	78	987
HeartWare International, Inc. *	144	13,062
Hill-Rom Holdings, Inc.	16,970	950,829
HMS Holdings Corp. *	20,137	231,978
ICU Medical, Inc. *	11,542	1,153,277
Imprivata, Inc. *	89	1,353
Inogen, Inc. *	33	1,467
Insulet Corp. *	426	14,437
Integra LifeSciences Holdings Corp. *	258	16,546
Invacare Corp.	65	1,108
InVivo Therapeutics Holdings Corp. *	83	1,208
IPC Healthcare, Inc. *	160	8,872
iRadimed Corp. *	63	1,562
K2M Group Holdings, Inc. *	60	1,373
Kindred Healthcare, Inc.	658	13,575
Landauer, Inc.	74	2,626
LDR Holding Corp. *	85	3,864
LeMaitre Vascular, Inc.	134	1,908
Security	Number of Shares	Value ($)
LHC Group, Inc. *	187	7,534
Magellan Health, Inc. *	249	15,087
Masimo Corp. *	204	8,503
MedAssets, Inc. *	41,945	977,318
Medidata Solutions, Inc. *	503	27,061
Merge Healthcare, Inc. *	1,173	6,440
Meridian Bioscience, Inc.	95	1,719
Merit Medical Systems, Inc. *	495	12,652
Molina Healthcare, Inc. *	217	16,368
National HealthCare Corp.	93	5,878
National Research Corp., Class A	104	1,539
Natus Medical, Inc. *	354	15,987
Neogen Corp. *	304	17,690
Nevro Corp. *	26	1,320
Nobilis Health Corp. *	215	1,266
NuVasive, Inc. *	393	21,619
NxStage Medical, Inc. *	79,458	1,134,660
Omnicell, Inc. *	386	14,097
Orthofix International N.V. *	107	3,570
Owens & Minor, Inc.	332	11,673
Oxford Immunotec Global plc *	100	1,325
PharMerica Corp. *	382	13,053
Press Ganey Holdings, Inc. *	55	1,722
Quality Systems, Inc.	250	3,188
Quidel Corp. *	62	1,284
Rockwell Medical, Inc. *	418	5,768
RTI Surgical, Inc. *	213	1,551
SeaSpine Holdings Corp. *	86	1,348
Second Sight Medical Products, Inc. *	168	2,370
Select Medical Holdings Corp.	1,001	14,444
Sientra, Inc. *	57	1,325
STAAR Surgical Co. *	395	3,464
STERIS Corp.	20,581	1,422,765
Surgical Care Affiliates, Inc. *	37	1,407
SurModics, Inc. *	218	5,121
Tandem Diabetes Care, Inc. *	124	1,556
Team Health Holdings, Inc. *	491	33,098
The Ensign Group, Inc.	165	8,435
The Providence Service Corp. *	187	8,800
The Spectranetics Corp. *	535	9,149
Thoratec Corp. *	8,683	549,547
Tornier N.V. *	241	5,998
TransEnterix, Inc. *	315	1,030
Trupanion, Inc. *	171	1,320
U.S. Physical Therapy, Inc.	27	1,427
Unilife Corp. *	555	977
Universal American Corp. *	236	2,188
Utah Medical Products, Inc.	34	1,859
Vascular Solutions, Inc. *	225	8,377
Veracyte, Inc. *	126	1,462
Vocera Communications, Inc. *	111	1,376
WellCare Health Plans, Inc. *	307	24,806
West Pharmaceutical Services, Inc.	547	32,749
Wright Medical Group, Inc. *	227	5,866
Zeltiq Aesthetics, Inc. *	95	3,263
		17,647,952
Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	4,435
HRG Group, Inc. *	477	6,797
Inter Parfums, Inc.	107	3,252
8

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Natural Health Trends Corp.	33	1,000
Nature's Sunshine Products, Inc.	105	1,316
Nutraceutical International Corp. *	84	2,030
Oil-Dri Corp. of America	61	1,602
Revlon, Inc., Class A *	69	2,482
Synutra International, Inc. *	329	2,129
USANA Health Sciences, Inc. *	63	7,853
WD-40 Co.	99	8,873
		41,769
Insurance 1.3%
Ambac Financial Group, Inc. *	456	7,314
American Equity Investment Life Holding Co.	734	21,682
AMERISAFE, Inc.	14,751	738,288
Argo Group International Holdings Ltd.	185	10,430
Atlas Financial Holdings, Inc. *	74	1,366
Baldwin & Lyons, Inc., Class B	70	1,632
Citizens, Inc. *	419	2,837
CNO Financial Group, Inc.	1,748	31,184
Crawford & Co., Class B	204	1,412
Donegal Group, Inc., Class A	120	1,784
eHealth, Inc. *	289	4,702
EMC Insurance Group, Inc.	96	2,315
Employers Holdings, Inc.	297	7,128
Enstar Group Ltd. *	83	13,279
FBL Financial Group, Inc., Class A	152	8,665
Federated National Holding Co.	70	1,651
Fidelity & Guaranty Life	60	1,562
First American Financial Corp.	720	29,218
Global Indemnity plc *	72	1,991
Greenlight Capital Re Ltd., Class A *	42	1,168
Hallmark Financial Services, Inc. *	183	1,954
HCI Group, Inc.	177	7,944
Heritage Insurance Holdings, Inc. *	64	1,582
Horace Mann Educators Corp.	328	11,559
Independence Holding Co.	146	1,910
Infinity Property & Casualty Corp.	74	5,736
James River Group Holdings Ltd.	58	1,592
Kansas City Life Insurance Co.	45	2,119
Kemper Corp.	333	12,894
Maiden Holdings Ltd.	470	7,774
MBIA, Inc. *	529	3,148
National General Holdings Corp.	189	4,326
National Interstate Corp.	57	1,440
National Western Life Insurance Co., Class A	9	2,169
Patriot National, Inc. *	90	1,674
Primerica, Inc.	25,507	1,153,682
RLI Corp.	420	23,197
Safety Insurance Group, Inc.	100	5,799
Selective Insurance Group, Inc.	614	18,917
State Auto Financial Corp.	93	2,251
State National Cos., Inc.	133	1,444
Stewart Information Services Corp.	81	3,331
Symetra Financial Corp.	632	15,825
The Navigators Group, Inc. *	89	6,958
Third Point Reinsurance Ltd. *	394	5,855
United Fire Group, Inc.	216	7,465
Security	Number of Shares	Value ($)
United Insurance Holdings Corp.	4	64
Universal Insurance Holdings, Inc.	42	1,152
		2,203,369
Materials 3.6%
A. Schulman, Inc.	317	11,802
AEP Industries, Inc. *	26	1,257
AK Steel Holding Corp. *	1,714	5,056
American Vanguard Corp.	404	5,179
Axiall Corp.	414	12,184
Balchem Corp.	318	18,021
Berry Plastics Group, Inc. *	785	25,560
Boise Cascade Co. *	190	6,304
Calgon Carbon Corp.	171	3,025
Carpenter Technology Corp.	411	15,429
Century Aluminum Co. *	557	5,191
Chase Corp.	76	2,905
Chemtura Corp. *	497	13,633
Clearwater Paper Corp. *	229	13,477
Cliffs Natural Resources, Inc.	303	764
Coeur Mining, Inc. *	993	3,505
Commercial Metals Co.	593	9,138
Core Molding Technologies, Inc. *	63	1,202
Deltic Timber Corp.	16,956	1,100,444
Ferro Corp. *	884	12,279
Flotek Industries, Inc. *	556	9,519
FutureFuel Corp.	348	3,981
Globe Specialty Metals, Inc.	678	10,468
Greif, Inc., Class A	21,479	665,634
H.B. Fuller Co.	262	10,496
Handy & Harman Ltd. *	99	2,930
Hawkins, Inc.	42	1,532
Haynes International, Inc.	111	4,725
Headwaters, Inc. *	417	7,927
Hecla Mining Co.	2,963	6,222
Horsehead Holding Corp. *	332	2,749
Innophos Holdings, Inc.	249	12,819
Innospec, Inc.	18,239	788,837
Intrepid Potash, Inc. *	155	1,324
Kaiser Aluminum Corp.	73	6,165
KapStone Paper & Packaging Corp.	467	10,928
KMG Chemicals, Inc.	78	1,703
Koppers Holdings, Inc.	17,422	353,667
Kraton Performance Polymers, Inc. *	464	9,521
Kronos Worldwide, Inc.	152	1,496
Louisiana-Pacific Corp. *	1,079	15,904
LSB Industries, Inc. *	253	9,338
Materion Corp.	153	4,682
Minerals Technologies, Inc.	278	18,000
Neenah Paper, Inc.	178	10,783
Olin Corp.	622	14,300
Olympic Steel, Inc.	76	921
OM Group, Inc.	389	13,179
OMNOVA Solutions, Inc. *	151	977
P.H. Glatfelter Co.	505	10,307
PolyOne Corp.	558	19,123
Quaker Chemical Corp.	100	9,270
Rayonier Advanced Materials, Inc.	90	1,265
Real Industry, Inc. *	110	1,255
Rentech, Inc. *	2,658	2,024
Ryerson Holding Corp. *	157	1,063
    9

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	245	3,849
Schweitzer-Mauduit International, Inc.	284	11,275
Sensient Technologies Corp.	22,164	1,515,796
Stepan Co.	43	2,107
Stillwater Mining Co. *	807	7,683
Summit Materials, Inc., Class A *	177	4,441
SunCoke Energy, Inc.	110,458	1,357,529
TimkenSteel Corp.	105	1,956
Trecora Resources *	384	5,361
Tredegar Corp.	361	6,086
Trinseo S.A. *	52	1,267
Tronox Ltd., Class A	562	6,171
United States Lime & Minerals, Inc.	34	1,836
US Concrete, Inc. *	109	4,614
Valhi, Inc.	221	983
Wausau Paper Corp.	373	3,297
Worthington Industries, Inc.	417	11,284
		6,256,924
Media 1.2%
AMC Entertainment Holdings, Inc., Class A	133	4,289
Carmike Cinemas, Inc. *	244	6,112
Central European Media Enterprises Ltd., Class A *	775	1,860
Crown Media Holdings, Inc., Class A *	678	3,031
Cumulus Media, Inc., Class A *	1,288	2,125
Daily Journal Corp. *	23	4,710
DreamWorks Animation SKG, Inc., Class A *	362	8,728
Entercom Communications Corp., Class A *	610	6,423
Eros International plc *	135	4,830
Global Eagle Entertainment, Inc. *	224	2,782
Gray Television, Inc. *	326	5,506
Hemisphere Media Group, Inc. *	122	1,690
IMAX Corp. *	554	20,725
Journal Media Group, Inc.	265	2,144
Loral Space & Communications, Inc. *	92	5,828
Martha Stewart Living Omnimedia, Inc., Class A *	235	1,427
MDC Partners, Inc., Class A	381	6,717
Media General, Inc. *	608	9,649
Meredith Corp.	257	12,315
National CineMedia, Inc.	30,029	465,450
New Media Investment Group, Inc.	78,380	1,333,244
Nexstar Broadcasting Group, Inc., Class A	314	18,011
Reading International, Inc., Class A *	278	3,275
Rentrak Corp. *	82	5,615
Saga Communications, Inc., Class A	146	5,913
Scholastic Corp.	266	11,462
SFX Entertainment, Inc. *	382	1,215
Sinclair Broadcast Group, Inc., Class A	666	19,327
Sizmek, Inc. *	490	3,802
The E.W. Scripps Co., Class A	662	14,544
The New York Times Co., Class A	1,064	14,066
Time, Inc.	786	17,544
Townsquare Media, Inc., Class A *	107	1,391
Tribune Publishing Co.	88	1,310
		2,027,060
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Abeona Therapeutics, Inc. *	227	1,464
ACADIA Pharmaceuticals, Inc. *	664	32,410
Accelerate Diagnostics, Inc. *	200	5,576
Acceleron Pharma, Inc. *	145	4,153
Achillion Pharmaceuticals, Inc. *	1,018	8,673
Acorda Therapeutics, Inc. *	448	15,393
Adamas Pharmaceuticals, Inc. *	54	1,337
Aduro Biotech, Inc. *	40	1,049
Advaxis, Inc. *	71	1,183
Aegerion Pharmaceuticals, Inc. *	137	2,621
Aerie Pharmaceuticals, Inc. *	85	1,542
Affimed N.V. *	109	1,789
Affymetrix, Inc. *	326	3,573
Agenus, Inc. *	449	3,834
Agile Therapeutics, Inc. *	161	1,470
Akebia Therapeutics, Inc. *	66	620
Akorn, Inc. *	8,990	414,529
Albany Molecular Research, Inc. *	47,192	997,639
Alder Biopharmaceuticals, Inc. *	97	4,503
Alimera Sciences, Inc. *	304	1,465
AMAG Pharmaceuticals, Inc. *	279	17,828
Amicus Therapeutics, Inc. *	1,196	20,559
Amphastar Pharmaceuticals, Inc. *	80	1,301
Anacor Pharmaceuticals, Inc. *	306	45,652
ANI Pharmaceuticals, Inc. *	59	4,191
Anthera Pharmaceuticals, Inc. *	171	1,866
Applied Genetic Technologies Corp. *	57	1,052
Aratana Therapeutics, Inc. *	208	3,665
Ardelyx, Inc. *	91	1,794
Arena Pharmaceuticals, Inc. *	2,410	9,736
ARIAD Pharmaceuticals, Inc. *	1,350	11,016
Array BioPharma, Inc. *	968	5,624
Arrowhead Research Corp. *	1,262	7,799
Assembly Biosciences, Inc. *	87	1,305
Asterias Biotherapeutics, Inc. *	325	1,599
Atara Biotherapeutics, Inc. *	169	9,488
aTyr Pharma, Inc. *	66	1,237
Avalanche Biotechnologies, Inc. *	87	1,281
Bellicum Pharmaceuticals, Inc. *	65	1,323
BioCryst Pharmaceuticals, Inc. *	283	4,381
BioDelivery Sciences International, Inc. *	473	3,855
BioSpecifics Technologies Corp. *	28	1,924
BioTime, Inc. *	43	136
Blueprint Medicines Corp. *	52	1,405
Calithera Biosciences, Inc. *	175	1,295
Cambrex Corp. *	216	10,638
Cara Therapeutics, Inc. *	341	7,267
Carbylan Therapeutics, Inc. *	203	1,403
Catalent, Inc. *	558	19,017
Catalyst Pharmaceuticals, Inc. *	350	1,729
Celldex Therapeutics, Inc. *	944	22,231
Cellular Biomedicine Group, Inc. *	40	1,118
Cempra, Inc. *	186	7,786
Cepheid *	620	34,466
Charles River Laboratories International, Inc. *	19,000	1,474,780
ChemoCentryx, Inc. *	35	288
Chimerix, Inc. *	283	15,208
Cidara Therapeutics, Inc. *	101	1,412
Clovis Oncology, Inc. *	235	19,841
10

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coherus Biosciences, Inc. *	53	1,859
Collegium Pharmaceutical, Inc. *	77	1,542
Concert Pharmaceuticals, Inc. *	89	1,459
Corcept Therapeutics, Inc. *	907	4,571
Corium International, Inc. *	104	1,525
CorMedix, Inc. *	298	1,043
CTI BioPharma, Corp. *	1,000	1,850
Curis, Inc. *	479	1,504
Cytokinetics, Inc. *	29	185
CytRx Corp. *	506	1,376
Depomed, Inc. *	571	17,986
Dermira, Inc. *	88	1,987
Dicerna Pharmaceuticals, Inc. *	3	37
Durect Corp. *	581	1,365
Dyax Corp. *	1,136	27,957
Dynavax Technologies Corp. *	416	12,235
Eagle Pharmaceuticals, Inc. *	17	1,643
Emergent Biosolutions, Inc. *	205	6,730
Enanta Pharmaceuticals, Inc. *	193	9,775
Endocyte, Inc. *	91	470
Epizyme, Inc. *	125	2,789
Esperion Therapeutics, Inc. *	54	3,348
Exact Sciences Corp. *	739	17,788
Exelixis, Inc. *	2,297	13,162
Fibrocell Science, Inc. *	127	828
FibroGen, Inc. *	207	4,813
Five Prime Therapeutics, Inc. *	157	3,693
Flex Pharma, Inc. *	73	1,138
Flexion Therapeutics, Inc. *	69	1,615
Fluidigm Corp. *	308	6,169
Foamix Pharmaceuticals Ltd. *	123	1,309
Foundation Medicine, Inc. *	105	2,131
Galena Biopharma, Inc. *	1,426	2,339
Genocea Biosciences, Inc. *	112	1,456
Genomic Health, Inc. *	321	8,693
Geron Corp. *	1,639	6,638
Halozyme Therapeutics, Inc. *	1,029	24,017
Harvard Bioscience, Inc. *	268	1,310
Heron Therapeutics, Inc. *	194	6,274
Heska Corp. *	49	1,654
Horizon Pharma plc *	32,240	1,188,044
ICON plc *	16,990	1,372,792
Idera Pharmaceuticals, Inc. *	589	2,109
IGI Laboratories, Inc. *	309	2,719
Ignyta, Inc. *	87	1,206
Immune Design, Corp. *	60	1,162
ImmunoGen, Inc. *	886	15,966
Immunomedics, Inc. *	1,236	2,534
Impax Laboratories, Inc. *	640	31,014
INC Research Holdings, Inc., Class A *	36	1,801
Infinity Pharmaceuticals, Inc. *	287	2,508
Inovio Pharmaceuticals, Inc. *	257	1,873
Insmed, Inc. *	332	8,997
Insys Therapeutics, Inc. *	277	12,443
Intersect ENT, Inc. *	50	1,483
Intra-Cellular Therapies, Inc. *	139	4,045
Invitae Corp. *	96	959
Ironwood Pharmaceuticals, Inc. *	965	10,084
Karyopharm Therapeutics, Inc. *	111	2,278
Keryx Biopharmaceuticals, Inc. *	1,269	10,127
Kite Pharma, Inc. *	154	11,207
KYTHERA Biopharmaceuticals, Inc. *	173	12,892
Security	Number of Shares	Value ($)
La Jolla Pharmaceutical Co. *	64	1,946
Lannett Co., Inc. *	294	17,522
Lexicon Pharmaceuticals, Inc. *	377	3,182
Ligand Pharmaceuticals, Inc. *	171	18,512
Lion Biotechnologies, Inc. *	150	1,284
Loxo Oncology, Inc. *	107	2,167
Luminex Corp. *	81	1,396
MacroGenics, Inc. *	170	6,392
MannKind Corp. *	2,185	9,374
Medgenics, Inc. *	226	1,826
Merrimack Pharmaceuticals, Inc. *	1,255	12,675
MiMedx Group, Inc. *	749	8,037
Mirati Therapeutics, Inc. *	77	2,203
Momenta Pharmaceuticals, Inc. *	637	13,848
Myriad Genetics, Inc. *	530	18,084
NanoString Technologies, Inc. *	94	1,439
Navidea Biopharmaceuticals, Inc. *	766	1,317
Nektar Therapeutics *	869	10,958
NeoGenomics, Inc. *	263	1,607
Neurocrine Biosciences, Inc. *	737	36,938
NewLink Genetics Corp. *	187	9,752
Northwest Biotherapeutics, Inc. *	454	5,185
Novavax, Inc. *	2,347	28,305
Ocata Therapeutics, Inc. *	270	1,212
Ocular Therapeutix, Inc. *	66	1,524
Omeros Corp. *	332	5,345
OncoMed Pharmaceuticals, Inc. *	102	2,330
Oncothyreon, Inc. *	612	2,228
Ophthotech Corp. *	169	11,440
Orexigen Therapeutics, Inc. *	1,156	4,624
Organovo Holdings, Inc. *	547	1,849
Osiris Therapeutics, Inc. *	165	3,519
Otonomy, Inc. *	64	1,649
OvaScience, Inc. *	118	3,363
Pacific Biosciences of California, Inc. *	418	2,378
Pacira Pharmaceuticals, Inc. *	8,583	570,083
Paratek Pharmaceuticals, Inc.	55	1,384
PAREXEL International Corp. *	489	33,721
PDL BioPharma, Inc.	437	2,543
Peregrine Pharmaceuticals, Inc. *	2,024	2,489
Pernix Therapeutics Holdings, Inc. *	319	1,589
Pfenex, Inc. *	76	1,610
Phibro Animal Health Corp., Class A	40,575	1,593,786
Portola Pharmaceuticals, Inc. *	242	11,964
POZEN, Inc. *	383	4,443
PRA Health Sciences, Inc. *	9,713	407,849
Prestige Brands Holdings, Inc. *	496	23,619
Progenics Pharmaceuticals, Inc. *	448	3,880
Proteon Therapeutics, Inc. *	89	1,538
Prothena Corp. plc *	221	14,579
PTC Therapeutics, Inc. *	208	10,652
Radius Health, Inc. *	160	12,531
Raptor Pharmaceutical Corp. *	660	9,398
Regulus Therapeutics, Inc. *	229	1,878
Relypsa, Inc. *	192	6,357
Repligen Corp. *	149	5,216
Retrophin, Inc. *	196	6,221
Revance Therapeutics, Inc. *	57	1,769
Rigel Pharmaceuticals, Inc. *	997	2,971
Sage Therapeutics, Inc. *	91	6,221
Sagent Pharmaceuticals, Inc. *	189	4,646
Sangamo BioSciences, Inc. *	652	5,966
    11

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	303	9,672
SciClone Pharmaceuticals, Inc. *	174	1,585
Sequenom, Inc. *	797	2,247
Sorrento Therapeutics, Inc. *	86	1,787
Spark Therapeutics, Inc. *	22	1,352
Spectrum Pharmaceuticals, Inc. *	126	871
Stemline Therapeutics, Inc. *	66	708
Sucampo Pharmaceuticals, Inc., Class A *	245	5,339
Supernus Pharmaceuticals, Inc. *	164	3,478
Synergy Pharmaceuticals, Inc. *	849	7,743
Synta Pharmaceuticals Corp. *	932	1,976
T2 Biosystems, Inc. *	43	620
TESARO, Inc. *	176	10,208
Tetraphase Pharmaceuticals, Inc. *	253	12,030
TG Therapeutics, Inc. *	269	4,694
The Medicines Co. *	10,164	319,048
TherapeuticsMD, Inc. *	992	7,728
Theravance Biopharma, Inc. *	214	2,684
Theravance, Inc.	857	13,129
Threshold Pharmaceuticals, Inc. *	1,100	4,752
Tobira Therapeutics, Inc. *	77	1,106
Tokai Pharmaceuticals, Inc. *	98	1,278
Trevena, Inc. *	221	1,286
Trovagene, Inc. *	140	1,103
Ultragenyx Pharmaceutical, Inc. *	250	30,232
Vanda Pharmaceuticals, Inc. *	50,666	620,152
Verastem, Inc. *	132	964
Versartis, Inc. *	63	1,140
Vitae Pharmaceuticals, Inc. *	32	323
Vital Therapies, Inc. *	63	1,022
VIVUS, Inc. *	1,152	1,739
XBiotech, Inc. *	72	1,343
Xencor, Inc. *	161	3,605
XenoPort, Inc. *	356	2,599
XOMA Corp. *	1,300	950
Zafgen, Inc. *	97	3,683
ZIOPHARM Oncology, Inc. *	1,146	15,311
Zogenix, Inc. *	73	1,410
ZS Pharma, Inc. *	65	3,882
		10,298,917
Real Estate 4.7%
Acadia Realty Trust	571	18,261
Agree Realty Corp.	205	6,353
Alexander & Baldwin, Inc.	485	18,309
Alexander's, Inc.	13	5,271
Altisource Asset Management Corp. *	14	1,856
Altisource Portfolio Solutions S.A. *	138	4,507
Altisource Residential Corp.	391	6,436
American Assets Trust, Inc.	397	16,523
American Capital Mortgage Investment Corp.	239	3,857
American Residential Properties, Inc.	76	1,406
Anworth Mortgage Asset Corp.	1,734	8,670
Apollo Commercial Real Estate Finance, Inc.	220	3,714
Apollo Residential Mortgage, Inc.	118	1,709
Apple Hospitality REIT, Inc.	43,680	792,355
ARMOUR Residential REIT, Inc.	4,258	12,093
Ashford Hospitality Prime, Inc.	39	568
Security	Number of Shares	Value ($)
Ashford Hospitality Trust, Inc.	971	8,487
Associated Estates Realty Corp.	580	16,675
AV Homes, Inc. *	49	724
Capstead Mortgage Corp.	362	4,007
CareTrust REIT, Inc.	222	2,882
CatchMark Timber Trust, Inc., Class A	121	1,292
Cedar Realty Trust, Inc.	817	5,474
Chambers Street Properties	2,296	17,036
Chatham Lodging Trust	257	6,944
Chesapeake Lodging Trust	553	17,735
Colony Capital, Inc., Class A	912	20,721
Consolidated-Tomoka Land Co.	43	2,491
CoreSite Realty Corp.	184	9,237
Cousins Properties, Inc.	1,917	19,898
CubeSmart	1,092	28,567
CyrusOne, Inc.	520	15,985
CYS Investments, Inc.	1,885	14,628
DCT Industrial Trust, Inc.	635	22,073
DiamondRock Hospitality Co.	57,236	721,746
DuPont Fabros Technology, Inc.	632	19,055
Dynex Capital, Inc.	185	1,363
Easterly Government Properties, Inc.	91	1,438
EastGroup Properties, Inc.	304	18,301
Education Realty Trust, Inc.	26,645	843,048
EPR Properties	353	20,163
Equity One, Inc.	405	10,396
Excel Trust, Inc.	494	7,825
FelCor Lodging Trust, Inc.	1,360	12,730
First Industrial Realty Trust, Inc.	755	15,810
First Potomac Realty Trust	864	9,806
Forestar Group, Inc. *	464	5,939
Franklin Street Properties Corp.	580	6,827
FRP Holdings, Inc. *	34	1,003
Government Properties Income Trust	748	12,918
Gramercy Property Trust, Inc.	249	6,091
Great Ajax Corp.	104	1,460
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	202	4,054
Hatteras Financial Corp.	453	7,366
Healthcare Realty Trust, Inc.	591	14,208
Hersha Hospitality Trust	437	11,851
Highwoods Properties, Inc.	612	25,906
Hudson Pacific Properties, Inc.	685	21,084
Independence Realty Trust, Inc.	90	735
InfraREIT, Inc. *	91	3,051
Inland Real Estate Corp.	668	6,560
Invesco Mortgage Capital, Inc.	1,302	18,762
Investors Real Estate Trust	593	4,276
iStar Financial, Inc. *	973	12,746
Kennedy-Wilson Holdings, Inc.	717	18,154
Kite Realty Group Trust	545	14,388
Ladder Capital Corp., Class A	124	1,948
LaSalle Hotel Properties	24,977	830,985
Lexington Realty Trust	1,679	14,439
LTC Properties, Inc.	147	6,449
Mack-Cali Realty Corp.	692	14,421
Marcus & Millichap, Inc. *	31	1,588
Medical Properties Trust, Inc.	1,616	22,091
Monmouth Real Estate Investment Corp.	752	7,535
Monogram Residential Trust, Inc.	862	8,051
National Health Investors, Inc.	318	20,749
National Storage Affiliates Trust	3	35
12

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
New Residential Investment Corp.	1,497	23,488
New Senior Investment Group, Inc.	136,082	1,760,901
New York Mortgage Trust, Inc.	794	5,939
New York REIT, Inc.	1,141	11,821
Newcastle Investment Corp.	55,958	274,754
NexPoint Residential Trust, Inc.	100	1,297
One Liberty Properties, Inc.	123	2,780
Parkway Properties, Inc.	754	13,527
Pebblebrook Hotel Trust	628	25,560
Pennsylvania Real Estate Investment Trust	438	9,601
PennyMac Mortgage Investment Trust	319	5,665
Physicians Realty Trust	503	8,068
Potlatch Corp.	316	11,063
Preferred Apartment Communities, Inc., Class A	7	79
PS Business Parks, Inc.	150	11,548
QTS Realty Trust, Inc., Class A	97	4,025
RAIT Financial Trust	1,290	6,760
Ramco-Gershenson Properties Trust	919	15,568
RE/MAX Holdings, Inc., Class A	41	1,551
Redwood Trust, Inc.	597	9,253
Resource Capital Corp.	1,460	5,227
Retail Opportunity Investments Corp.	1,003	17,201
Rexford Industrial Realty, Inc.	761	11,088
RLJ Lodging Trust	1,055	31,471
Rouse Properties, Inc.	488	8,589
Ryman Hospitality Properties, Inc.	360	20,585
Sabra Health Care REIT, Inc.	485	13,265
Saul Centers, Inc.	177	9,183
Select Income REIT	303	6,081
Silver Bay Realty Trust Corp.	87	1,410
Sovran Self Storage, Inc.	326	31,038
STAG Industrial, Inc.	506	9,938
Starwood Waypoint Residential Trust	276	6,756
STORE Capital Corp.	251	5,271
Strategic Hotels & Resorts, Inc. *	2,115	28,912
Summit Hotel Properties, Inc.	121,026	1,649,584
Sun Communities, Inc.	430	29,889
Sunstone Hotel Investors, Inc.	1,920	27,014
Tejon Ranch Co. *	159	3,946
Terreno Realty Corp.	337	7,067
The Geo Group, Inc.	710	26,802
The St. Joe Co. *	471	7,654
Trade Street Residential, Inc.	265	1,858
United Development Funding IV	84	1,524
Universal Health Realty Income Trust	106	5,191
Urban Edge Properties	502	10,778
Urstadt Biddle Properties, Inc., Class A	224	4,278
Washington Real Estate Investment Trust	351	9,421
Western Asset Mortgage Capital Corp.	94	1,304
Xenia Hotels & Resorts, Inc.	764	15,838
		8,135,506
Retailing 4.8%
Abercrombie & Fitch Co., Class A	269	5,404
America's Car-Mart, Inc. *	38	1,758
American Eagle Outfitters, Inc.	1,262	22,401
ANN, Inc. *	419	19,169
Asbury Automotive Group, Inc. *	265	23,399
Security	Number of Shares	Value ($)
Ascena Retail Group, Inc. *	85,434	1,069,634
Barnes & Noble, Inc. *	369	9,701
bebe stores, Inc.	766	1,409
Big 5 Sporting Goods Corp.	100	1,101
Big Lots, Inc.	447	19,301
Boot Barn Holdings, Inc. *	47	1,485
Build-A-Bear Workshop, Inc. *	61	1,064
Burlington Stores, Inc. *	19,174	1,055,337
Caleres, Inc.	203	6,707
Chico's FAS, Inc.	864	13,150
Christopher & Banks Corp. *	284	917
Citi Trends, Inc. *	57	1,357
Conn's, Inc. *	257	8,872
Core-Mark Holding Co., Inc.	210	13,350
Destination XL Group, Inc. *	286	1,399
Etsy, Inc. *	101	2,105
EVINE Live, Inc. *	338	740
Express, Inc. *	383	7,292
Fenix Parts, Inc. *	66	603
Five Below, Inc. *	454	16,739
Francesca's Holdings Corp. *	43,010	523,002
Fred's, Inc., Class A	74,270	1,339,831
FTD Cos., Inc. *	208	6,059
Genesco, Inc. *	257	16,625
Group 1 Automotive, Inc.	214	20,752
Guess?, Inc.	256	5,604
Haverty Furniture Cos., Inc.	81	1,797
Hibbett Sports, Inc. *	135	6,149
HSN, Inc.	301	22,127
Kirkland's, Inc.	300	8,184
Lands' End, Inc. *	107	2,523
Liberty TripAdvisor Holdings, Inc., Class A *	449	13,151
Lithia Motors, Inc., Class A	219	26,212
Lumber Liquidators Holdings, Inc. *	132	2,548
MarineMax, Inc. *	149	2,691
Mattress Firm Holding Corp. *	92	5,690
Monro Muffler Brake, Inc.	307	19,418
Nutrisystem, Inc.	331	9,947
Orbitz Worldwide, Inc. *	520	5,866
Outerwall, Inc.	185	13,102
Overstock.com, Inc. *	66	1,397
Party City Holdco, Inc. *	69	1,423
Pier 1 Imports, Inc.	796	9,401
Pool Corp.	384	27,041
Rent-A-Center, Inc.	355	9,510
Restoration Hardware Holdings, Inc. *	7,983	809,955
Select Comfort Corp. *	428	11,145
Shoe Carnival, Inc.	70	1,982
Shutterfly, Inc. *	400	17,300
Sonic Automotive, Inc., Class A	451	10,504
Sportsman's Warehouse Holdings, Inc. *	124	1,450
Stage Stores, Inc.	56,260	990,176
Stein Mart, Inc.	490	4,993
Systemax, Inc. *	93	634
The Buckle, Inc.	280	12,384
The Cato Corp., Class A	28,366	1,089,538
The Children's Place, Inc.	150	8,685
The Container Store Group, Inc. *	102	1,854
The Finish Line, Inc., Class A	505	13,882
The Men's Wearhouse, Inc.	17,226	1,025,292
The Pep Boys - Manny, Moe & Jack *	121	1,434
    13

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tile Shop Holdings, Inc. *	190	2,713
Tilly's, Inc., Class A *	39	353
Travelport Worldwide Ltd.	710	9,053
Tuesday Morning Corp. *	479	4,493
Vitamin Shoppe, Inc. *	264	9,705
VOXX International Corp. *	301	2,408
Wayfair, Inc., Class A *	51	1,903
West Marine, Inc. *	151	1,371
Weyco Group, Inc.	68	1,962
Winmark Corp.	26	2,635
zulily, Inc., Class A *	364	4,808
Zumiez, Inc. *	104	2,714
		8,449,770
Semiconductors & Semiconductor Equipment 1.4%
Advanced Energy Industries, Inc. *	353	9,245
Advanced Micro Devices, Inc. *	3,388	6,539
Alpha & Omega Semiconductor Ltd. *	46	361
Ambarella, Inc. *	241	27,925
Amkor Technology, Inc. *	1,019	4,494
Applied Micro Circuits Corp. *	476	2,956
Axcelis Technologies, Inc. *	913	2,693
Brooks Automation, Inc.	30	317
Cabot Microelectronics Corp. *	230	10,428
Cascade Microtech, Inc. *	91	1,357
Cavium, Inc. *	403	27,323
CEVA, Inc. *	286	5,357
Cirrus Logic, Inc. *	600	19,806
Cypress Semiconductor Corp. *	53,800	617,624
Diodes, Inc. *	365	8,099
DSP Group, Inc. *	82	716
Entegris, Inc. *	995	14,741
Exar Corp. *	382	3,006
Fairchild Semiconductor International, Inc. *	1,027	15,467
FormFactor, Inc. *	826	5,972
Inphi Corp. *	306	6,955
Integrated Device Technology, Inc. *	872	16,664
Integrated Silicon Solution, Inc.	493	10,812
Intersil Corp., Class A	930	10,351
Kopin Corp. *	1,298	3,868
Lattice Semiconductor Corp. *	821	4,039
M/A-COM Technology Solutions Holdings, Inc. *	55	1,854
Mattson Technology, Inc. *	426	1,218
MaxLinear, Inc., Class A *	452	4,918
Micrel, Inc.	62,658	874,079
Microsemi Corp. *	19,340	637,060
MKS Instruments, Inc.	405	14,378
Monolithic Power Systems, Inc.	349	18,047
Nanometrics, Inc. *	425	5,814
NeoPhotonics Corp. *	154	1,364
NVE Corp.	36	2,149
OmniVision Technologies, Inc. *	369	9,011
PDF Solutions, Inc. *	270	3,783
Pericom Semiconductor Corp.	101	1,209
Photronics, Inc. *	432	3,564
PMC-Sierra, Inc. *	1,182	8,049
Power Integrations, Inc.	321	12,442
Rambus, Inc. *	914	11,964
Semtech Corp. *	581	10,220
Security	Number of Shares	Value ($)
Sigma Designs, Inc. *	117	1,213
Silicon Laboratories, Inc. *	261	11,742
Synaptics, Inc. *	232	18,416
Tessera Technologies, Inc.	531	18,404
Ultra Clean Holdings, Inc. *	244	1,850
Ultratech, Inc. *	87	1,385
Veeco Instruments, Inc. *	284	7,350
Xcerra Corp. *	528	3,319
		2,521,917
Software & Services 12.2%
6D Global Technologies, Inc. *	209	940
A10 Networks, Inc. *	325	2,116
ACI Worldwide, Inc. *	816	19,315
Actua Corp. *	85,798	1,263,805
Acxiom Corp. *	571	10,227
Amber Road, Inc. *	204	1,204
American Software, Inc., Class A	406	3,743
Angie's List, Inc. *	196	980
Apigee Corp. *	126	1,014
Aspen Technology, Inc. *	18,708	830,261
AVG Technologies N.V. *	179	5,144
Bankrate, Inc. *	376	3,429
Barracuda Networks, Inc. *	64	1,756
Bazaarvoice, Inc. *	700	3,948
Benefitfocus, Inc. *	40	1,490
Blackbaud, Inc.	445	27,216
Blackhawk Network Holdings, Inc. *	298	13,687
Blucora, Inc. *	32	453
Bottomline Technologies de, Inc. *	508	13,950
Box, Inc., Class A *	78	1,274
Brightcove, Inc. *	325	1,778
BroadSoft, Inc. *	281	9,812
CACI International, Inc., Class A *	246	20,204
Callidus Software, Inc. *	47,572	789,695
Cardtronics, Inc. *	35,878	1,329,997
Care.com, Inc. *	115	690
Cass Information Systems, Inc.	37	1,946
ChannelAdvisor Corp. *	195	1,968
Ciber, Inc. *	1,217	4,028
Cimpress N.V. *	301	19,424
Code Rebel Corp. *	46	319
CommVault Systems, Inc. *	340	12,740
comScore, Inc. *	333	19,480
Comverse, Inc. *	58	1,176
Constant Contact, Inc. *	133	3,437
Convergys Corp.	611	15,342
Cornerstone OnDemand, Inc. *	398	14,352
Coupons.com, Inc. *	219	2,131
Criteo S.A. ADR *	39,400	2,097,262
CSG Systems International, Inc.	346	10,761
Cvent, Inc. *	139	3,742
Datalink Corp. *	156	1,058
Dealertrack Technologies, Inc. *	502	31,159
Demandware, Inc. *	293	22,139
Digimarc Corp. *	61	2,424
Digital Turbine, Inc. *	435	1,057
EarthLink Holdings Corp.	768	5,637
Ebix, Inc.	202	6,260
Ellie Mae, Inc. *	167	13,101
14

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Endurance International Group Holdings, Inc. *	40,843	825,437
Envestnet, Inc. *	355	16,078
EPAM Systems, Inc. *	315	23,345
Epiq Systems, Inc.	423	7,001
ePlus, Inc. *	28	2,153
Euronet Worldwide, Inc. *	460	31,510
EVERTEC, Inc.	315	5,928
Everyday Health, Inc. *	96	1,140
ExlService Holdings, Inc. *	380	14,733
Fair Isaac Corp.	286	25,937
Five9, Inc. *	264	1,243
Fleetmatics Group plc *	18,622	891,435
Forrester Research, Inc.	31,909	998,113
Gigamon, Inc. *	196	5,268
Global Cash Access Holdings, Inc. *	597	3,015
Globant S.A. *	47	1,495
Glu Mobile, Inc. *	236	1,384
Gogo, Inc. *	606	11,047
GrubHub, Inc. *	465	14,745
GTT Communications, Inc. *	179	4,158
Guidance Software, Inc. *	162	1,631
Guidewire Software, Inc. *	458	27,045
Heartland Payment Systems, Inc.	349	21,743
Hortonworks, Inc. *	54	1,310
HubSpot, Inc. *	68	3,669
Imperva, Inc. *	182	11,957
Infoblox, Inc. *	409	9,611
Interactive Intelligence Group, Inc. *	204	8,458
Internap Corp. *	720	6,631
Intralinks Holdings, Inc. *	665	7,554
j2 Global, Inc.	335	23,584
Jive Software, Inc. *	257	1,213
Limelight Networks, Inc. *	612	2,307
Liquidity Services, Inc. *	38	341
LivePerson, Inc. *	533	5,122
LogMeIn, Inc. *	16,674	1,226,873
Luxoft Holding, Inc. *	73	4,581
Manhattan Associates, Inc. *	7,119	461,454
ManTech International Corp., Class A	49	1,461
Marchex, Inc., Class B	207	952
Marin Software, Inc. *	241	1,347
Marketo, Inc. *	110	3,345
MAXIMUS, Inc.	17,382	1,185,626
MaxPoint Interactive, Inc. *	171	1,517
Mentor Graphics Corp.	561	14,636
MicroStrategy, Inc., Class A *	91	18,550
Millennial Media, Inc. *	703	1,209
MobileIron, Inc. *	159	909
Model N, Inc. *	157	1,784
ModusLink Global Solutions, Inc. *	891	2,896
MoneyGram International, Inc. *	348	3,550
Monotype Imaging Holdings, Inc.	438	10,919
Monster Worldwide, Inc. *	58,275	410,839
NetScout Systems, Inc. *	696	27,756
NeuStar, Inc., Class A *	257	7,934
New Relic, Inc. *	43	1,496
NIC, Inc.	599	10,806
OPOWER, Inc. *	124	1,246
Park City Group, Inc. *	110	1,442
Paycom Software, Inc. *	128	4,096
Paylocity Holding Corp. *	41	1,473
Security	Number of Shares	Value ($)
Pegasystems, Inc.	464	12,570
Perficient, Inc. *	203	3,295
PFSweb, Inc. *	2	25
Progress Software Corp. *	195	5,788
Proofpoint, Inc. *	13,198	853,911
PROS Holdings, Inc. *	257	5,621
Q2 Holdings, Inc. *	116	3,154
QAD, Inc., Class A	148	3,950
Qlik Technologies, Inc. *	623	25,207
Qualys, Inc. *	152	5,618
QuinStreet, Inc. *	551	3,207
RealNetworks, Inc. *	144	674
RealPage, Inc. *	505	9,696
Reis, Inc.	91	2,226
RetailMeNot, Inc. *	153	2,318
Rovi Corp. *	61,347	674,204
Sapiens International Corp. N.V.	293	3,144
Science Applications International Corp.	260	13,957
SciQuest, Inc. *	370	4,399
ServiceSource International, Inc. *	546	2,894
Shutterstock, Inc. *	38,163	2,039,049
Silver Spring Networks, Inc. *	299	3,349
SPS Commerce, Inc. *	166	11,977
Stamps.com, Inc. *	166	11,388
Sykes Enterprises, Inc. *	209	5,095
Synchronoss Technologies, Inc. *	298	14,244
Syntel, Inc. *	343	14,986
Take-Two Interactive Software, Inc. *	624	19,706
Tangoe, Inc. *	530	5,841
TeleCommunication Systems, Inc., Class A *	440	1,615
TeleTech Holdings, Inc.	251	6,810
Textura, Corp. *	171	4,959
The Hackett Group, Inc.	327	4,186
The Rubicon Project, Inc. *	146,914	2,560,711
TiVo, Inc. *	675	6,723
Travelzoo, Inc. *	203	1,815
TrueCar, Inc. *	240	1,565
TubeMogul, Inc. *	94	1,328
Tyler Technologies, Inc. *	270	37,676
Unisys Corp. *	452	7,173
United Online, Inc. *	94	1,307
Varonis Systems, Inc. *	61	1,268
VASCO Data Security International, Inc. *	211	4,302
VeriFone Systems, Inc. *	29,950	963,791
Verint Systems, Inc. *	402	23,404
VirnetX Holding Corp. *	369	1,708
Virtusa Corp. *	16,001	767,088
Web.com Group, Inc. *	553	13,764
WebMD Health Corp. *	213	9,283
Wix.com Ltd. *	132	3,696
Workiva, Inc. *	103	1,503
XO Group, Inc. *	322	4,775
Xoom Corp. *	232	5,765
Yodlee, Inc. *	96	1,206
Zendesk, Inc. *	178	3,672
		21,277,695
Technology Hardware & Equipment 3.9%
ADTRAN, Inc.	546	9,009
Aerohive Networks, Inc. *	194	1,504
    15

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Agilysys, Inc. *	60	508
Anixter International, Inc. *	145	9,601
Applied Optoelectronics, Inc. *	98	1,906
Avid Technology, Inc. *	101	1,238
AVX Corp.	106	1,428
Badger Meter, Inc.	136	8,000
Bel Fuse, Inc., Class B	120	2,650
Belden, Inc.	30,317	1,795,676
Benchmark Electronics, Inc. *	565	12,464
Black Box Corp.	68	1,065
CalAmp Corp. *	15,512	265,410
Checkpoint Systems, Inc.	138	1,206
Ciena Corp. *	1,030	26,214
Clearfield, Inc. *	106	2,086
Coherent, Inc. *	13,464	780,239
Comtech Telecommunications Corp.	298	8,585
Cray, Inc. *	290	7,523
CTS Corp.	10,744	201,880
Diebold, Inc.	38,168	1,299,620
Digi International, Inc. *	149	1,508
Dot Hill Systems Corp. *	445	2,812
DTS, Inc. *	286	8,148
Eastman Kodak Co. *	83	1,131
Electro Rent Corp.	245	2,462
Electronics for Imaging, Inc. *	279	12,750
EMCORE Corp. *	102	631
Extreme Networks, Inc. *	1,418	3,290
Fabrinet *	249	4,621
FARO Technologies, Inc. *	117	5,135
FEI Co.	276	23,728
Finisar Corp. *	940	16,365
GSI Group, Inc. *	370	5,243
Harmonic, Inc. *	590	3,546
II-VI, Inc. *	642	10,914
Imation Corp. *	340	1,394
Immersion Corp. *	119	1,633
Infinera Corp. *	974	23,318
Insight Enterprises, Inc. *	288	7,773
InterDigital, Inc.	360	19,465
InvenSense, Inc. *	447	5,856
Itron, Inc. *	205	6,607
Ixia *	309	4,079
Kimball Electronics, Inc. *	123	1,649
Knowles Corp. *	461	8,782
KVH Industries, Inc. *	129	1,584
Littelfuse, Inc.	217	19,964
Mercury Systems, Inc. *	473	6,665
Mesa Laboratories, Inc.	31	3,210
Methode Electronics, Inc.	309	8,291
MTS Systems Corp.	124	8,012
Multi-Fineline Electronix, Inc. *	162	2,893
NETGEAR, Inc. *	411	13,764
Newport Corp. *	511	8,094
Nimble Storage, Inc. *	186	5,137
Novatel Wireless, Inc. *	421	1,040
Oclaro, Inc. *	788	1,812
OSI Systems, Inc. *	217	15,229
PC Connection, Inc.	112	2,485
Plantronics, Inc.	231	13,417
Plexus Corp. *	274	10,450
Polycom, Inc. *	729	8,296
QLogic Corp. *	403	3,575
Security	Number of Shares	Value ($)
Quantum Corp. *	1,535	1,627
RealD, Inc. *	627	7,869
Rofin-Sinar Technologies, Inc. *	393	9,801
Rogers Corp. *	112	6,269
Ruckus Wireless, Inc. *	32,567	401,551
Sanmina Corp. *	875	19,311
ScanSource, Inc. *	32,486	1,228,945
ShoreTel, Inc. *	202	1,432
Sonus Networks, Inc. *	179	1,445
Stratasys Ltd. *	285	8,758
Super Micro Computer, Inc. *	323	8,614
SYNNEX Corp.	2,907	219,856
Tech Data Corp. *	182	10,616
TTM Technologies, Inc. *	704	6,428
Ubiquiti Networks, Inc.	261	8,409
Universal Display Corp. *	351	16,746
ViaSat, Inc. *	395	24,490
Violin Memory, Inc. *	593	1,400
Vishay Intertechnology, Inc.	722	8,289
Vishay Precision Group, Inc. *	109	1,522
		6,747,948
Telecommunication Services 2.0%
8x8, Inc. *	73,235	637,877
Atlantic Tele-Network, Inc.	34	2,405
Boingo Wireless, Inc. *	80	778
Cincinnati Bell, Inc. *	1,940	7,586
Cogent Communications Holdings, Inc.	327	10,395
Consolidated Communications Holdings, Inc.	434	8,650
FairPoint Communications, Inc. *	420	6,980
General Communication, Inc., Class A *	408	7,507
Globalstar, Inc. *	2,732	5,655
Hawaiian Telcom Holdco, Inc. *	69	1,718
inContact, Inc. *	291,156	2,701,928
Inteliquent, Inc.	245	4,459
Intelsat S.A. *	128	1,217
Iridium Communications, Inc. *	595	4,415
NTELOS Holdings Corp. *	106	677
ORBCOMM, Inc. *	200	1,232
Pacific DataVision, Inc. *	34	994
Premiere Global Services, Inc. *	787	8,492
RingCentral, Inc., Class A *	99	1,950
Shenandoah Telecommunications Co.	209	7,186
Spok Holdings, Inc.	257	4,300
Straight Path Communications, Inc., Class B *	44	1,037
Vonage Holdings Corp. *	1,484	9,483
Windstream Holdings, Inc.	196	951
		3,437,872
Transportation 0.5%
Air Transport Services Group, Inc. *	673	6,966
Allegiant Travel Co.	121	25,740
ArcBest Corp.	334	11,039
Atlas Air Worldwide Holdings, Inc. *	244	11,993
Celadon Group, Inc.	131	2,843
Con-way, Inc.	578	22,421
Covenant Transport Group, Inc., Class A *	55	1,299
16

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Eagle Bulk Shipping, Inc. *	205	1,771
Echo Global Logistics, Inc. *	62	2,003
Forward Air Corp.	308	14,953
Golden Ocean Group Ltd.	271	1,054
Hawaiian Holdings, Inc. *	543	11,794
Heartland Express, Inc.	343	7,316
Hub Group, Inc., Class A *	177	7,457
Knight Transportation, Inc.	329	8,896
Marten Transport Ltd.	113	2,191
Matson, Inc.	322	13,337
Navios Maritime Holdings, Inc.	675	2,498
P.A.M. Transportation Services, Inc. *	48	2,525
Park-Ohio Holdings Corp.	53	2,380
Quality Distribution, Inc. *	300	4,773
Radiant Logistics, Inc. *	95	603
Roadrunner Transportation Systems, Inc. *	377	9,870
Safe Bulkers, Inc.	243	836
Saia, Inc. *	93	4,038
Scorpio Bulkers, Inc. *	1,065	1,928
SkyWest, Inc.	188	3,113
Swift Transportation Co. *	820	19,532
Ultrapetrol Bahamas Ltd. *	1,100	863
Universal Truckload Services, Inc.	73	1,543
USA Truck, Inc. *	31	606
UTi Worldwide, Inc. *	81,761	686,792
Virgin America, Inc. *	92	3,067
Werner Enterprises, Inc.	462	13,047
Wesco Aircraft Holdings, Inc. *	180	2,590
XPO Logistics, Inc. *	465	20,158
YRC Worldwide, Inc. *	174	3,358
		937,193
Utilities 1.7%
Abengoa Yield plc	349	8,858
ALLETE, Inc.	270	13,038
American States Water Co.	422	16,268
Artesian Resources Corp., Class A	311	6,708
Atlantic Power Corp.	1,045	2,602
Avista Corp.	304	10,038
Black Hills Corp.	401	16,706
California Water Service Group	286	6,158
Chesapeake Utilities Corp.	55	2,828
Cleco Corp.	403	21,935
Connecticut Water Service, Inc.	59	2,008
Consolidated Water Co., Ltd.	113	1,367
Dynegy, Inc. *	1,065	27,743
El Paso Electric Co.	450	16,394
Genie Energy Ltd., Class B *	129	1,335
IDACORP, Inc.	422	26,211
MGE Energy, Inc.	265	10,515
Middlesex Water Co.	87	1,978
New Jersey Resources Corp.	24,557	709,697
Northwest Natural Gas Co.	330	14,286
NorthWestern Corp.	263	14,160
NRG Yield, Inc., Class A	75	1,478
NRG Yield, Inc., Class C	185	3,569
ONE Gas, Inc.	310	13,959
Ormat Technologies, Inc.	322	13,099
Otter Tail Corp.	409	10,601
Pattern Energy Group, Inc.	210	5,130
Security	Number of Shares	Value ($)
Piedmont Natural Gas Co., Inc.	465	17,675
PNM Resources, Inc.	427	11,264
Portland General Electric Co.	633	22,794
SJW Corp.	65	1,940
South Jersey Industries, Inc.	724	17,550
Southwest Gas Corp.	437	24,621
Spark Energy, Inc., Class A	99	1,571
Talen Energy Corp. *	328	5,160
The Empire District Electric Co.	106	2,439
The Laclede Group, Inc.	17,843	965,485
The York Water Co.	254	5,420
UIL Holdings Corp.	523	25,073
Vivint Solar, Inc. *	386	5,890
WGL Holdings, Inc.	16,452	919,667
		3,005,218
Total Common Stock
(Cost $145,288,682)		164,945,412

Other Investment Companies 5.6% of net assets
Equity Funds 2.0%
iShares Russell 2000 ETF	998	122,714
iShares Russell Mid-Cap ETF	20,000	3,418,400
		3,541,114
Money Market Fund 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	6,257,421	6,257,421
Total Other Investment Companies
(Cost $9,803,942)		9,798,535

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(d)(e)	66	644
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	861	2,170
Total Rights
(Cost $2,814)		2,814

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—
Total Warrants
(Cost $—)		—
    17

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.05%, 12/10/15 (a)(b)	7,000	6,998
Total Short-Term Investment
(Cost $6,999)		6,998

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $155,162,410 and the unrealized appreciation and depreciation were $31,416,590 and ($11,825,241) respectively, with a net appreciation of $19,591,349.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,814 or 0.0% of net assets.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/18/15	11	1,358,720	(24,642)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$164,945,412	$—	$—	$164,945,412
Other Investment Companies[1]	9,798,535	—	—	9,798,535
Rights [1]	—	—	2,814	2,814
Warrants [1]	—	—	—	—
Short-Term Investment[1]	—	6,998	—	6,998
Total	$174,743,947	$6,998	$2,814	$174,753,759
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($24,642)	$—	$—	($24,642)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
18

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Rights	$2,814	$—	$—	$—	$—	$—	$—	$2,814
Total	$2,814	$—	$—	$—	$—	$—	$—	$2,814
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    19

Schwab Capital Trust
Laudus International MarketMasters Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
95.7%	Common Stock	1,725,778,519	1,980,788,730
0.2%	Preferred Stock	4,357,444	4,788,168
3.5%	Other Investment Companies	75,552,771	73,052,816
0.0%	Short-Term Investments	44,993	44,990
99.4%	Total Investments	1,805,733,727	2,058,674,704
0.6%	Other Assets and Liabilities, Net		12,036,692
100.0%	Net Assets		2,070,711,396

Security	Number of Shares	Value ($)
Common Stock 95.7% of net assets
Australia 3.2%
Banks 0.2%
Australia & New Zealand Banking Group Ltd.	95,376	2,274,570
Bank of Queensland Ltd.	2,681	26,887
Bendigo & Adelaide Bank Ltd.	3,734	35,822
Commonwealth Bank of Australia	13,186	841,983
National Australia Bank Ltd.	21,225	538,668
Westpac Banking Corp.	25,530	649,133
		4,367,063
Capital Goods 0.0%
CIMIC Group Ltd.	776	13,463
Commercial & Professional Supplies 0.0%
Brambles Ltd.	12,712	100,836
Seek Ltd.	2,421	26,589
		127,425
Consumer Services 0.7%
Aristocrat Leisure Ltd.	1,416,247	8,858,988
Crown Resorts Ltd.	2,906	28,890
Flight Centre Travel Group Ltd.	377	9,793
InvoCare Ltd.	498,670	4,918,577
Tabcorp Holdings Ltd.	6,910	24,415
Tatts Group Ltd.	10,662	30,964
		13,871,627
Diversified Financials 0.1%
ASX Ltd.	1,575	51,098
Macquarie Group Ltd.	45,057	2,696,803
Platinum Asset Management Ltd.	1,696	9,376
		2,757,277
Security	Number of Shares	Value ($)
Energy 0.0%
Caltex Australia Ltd.	2,190	55,168
Origin Energy Ltd.	8,976	74,273
Santos Ltd.	7,948	42,853
Woodside Petroleum Ltd.	6,031	156,816
WorleyParsons Ltd.	2,058	13,803
		342,913
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	9,137	282,805
Woolworths Ltd.	10,227	213,363
		496,168
Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	4,658	31,534
Costa Group Holdings Ltd. *	1,816,249	2,787,933
Treasury Wine Estates Ltd.	6,454	27,120
		2,846,587
Health Care Equipment & Services 0.0%
Cochlear Ltd.	419	27,923
Healthscope Ltd.	9,119	18,215
Ramsay Health Care Ltd.	1,204	58,727
Sonic Healthcare Ltd.	3,097	46,728
		151,593
Insurance 0.4%
AMP Ltd.	1,547,486	7,458,152
Insurance Australia Group Ltd.	19,045	81,812
Medibank Pvt Ltd. *	22,305	34,031
QBE Insurance Group Ltd.	10,914	116,094
Suncorp Group Ltd.	10,464	108,929
		7,799,018
Materials 0.7%
Alumina Ltd.	18,530	20,039
Amcor Ltd.	9,814	103,122
BHP Billiton Ltd.	26,121	504,329
Boral Ltd.	6,426	31,128
Fortescue Metals Group Ltd.	12,428	16,794
Iluka Resources Ltd.	4,224	24,246
Incitec Pivot Ltd.	13,672	36,123
James Hardie Industries plc CDI	3,846	53,189
Newcrest Mining Ltd. *	6,234	51,566
Orica Ltd.	668,381	9,361,959
Pact Group Holdings Ltd.	1,396,480	4,603,656
Rio Tinto Ltd.	3,544	136,150
South32 Ltd. *(e)	26,121	34,081
South32 Ltd. *(e)	17,178	21,930
		14,998,312
Media 0.1%
REA Group Ltd.	25,957	820,464
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	3,895	281,383
Real Estate 0.7%
Charter Hall Retail REIT	2,524,409	7,940,960
Dexus Property Group	7,364	41,789
    1

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Federation Centres	28,094	61,485
Goodman Group	13,831	65,962
Lend Lease Group	69,023	784,062
Mirvac Group	30,029	41,370
Scentre Group	43,302	125,051
Shopping Centres Australasia Property Group	3,800,587	5,931,706
Stockland	18,630	57,745
The GPT Group	13,708	46,078
Westfield Corp.	16,056	117,431
		15,213,639
Retailing 0.0%
Harvey Norman Holdings Ltd.	5,214	16,959
Software & Services 0.0%
Computershare Ltd.	3,845	34,683
Telecommunication Services 0.1%
Telstra Corp., Ltd.	458,837	2,172,631
TPG Telecom Ltd.	2,113	14,678
		2,187,309
Transportation 0.0%
Asciano Ltd.	7,933	47,092
Aurizon Holdings Ltd.	17,383	67,192
Qantas Airways Ltd. *	6,878	18,795
Sydney Airport	8,660	35,460
Transurban Group	15,918	115,857
		284,396
Utilities 0.0%
AGL Energy Ltd.	5,376	65,416
APA Group	9,027	59,728
AusNet Services	11,439	11,621
		136,765
		66,747,044
Austria 0.0%
Banks 0.0%
Erste Group Bank AG *	2,235	67,253
Raiffeisen Bank International AG *	1,296	18,995
		86,248
Capital Goods 0.0%
ANDRITZ AG	674	37,591
Energy 0.0%
OMV AG	1,175	31,226
Materials 0.0%
voestalpine AG	912	39,103
Semiconductors & Semiconductor Equipment 0.0%
ams AG	10,106	438,230
		632,398
Belgium 0.2%
Banks 0.1%
KBC Groep N.V.	31,245	2,178,724
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	645	53,228
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Colruyt S.A.	560	27,188
Delhaize Group	833	75,420
		102,608
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	6,540	781,410
Insurance 0.0%
Ageas	1,774	73,041
Materials 0.0%
Solvay S.A.	482	64,483
Umicore S.A.	803	35,152
		99,635
Media 0.1%
Telenet Group Holding N.V. *	20,302	1,145,158
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,028	79,543
Telecommunication Services 0.0%
Proximus	1,215	45,801
		4,559,148
Brazil 0.2%
Food, Beverage & Tobacco 0.1%
Ambev S.A. ADR	452,743	2,571,580
Insurance 0.1%
BB Seguridade Participacoes S.A.	145,500	1,370,457
		3,942,037
Canada 4.6%
Automobiles & Components 0.2%
Linamar Corp.	84,740	5,171,158
Banks 0.1%
The Toronto-Dominion Bank	65,141	2,628,352
Capital Goods 0.4%
CAE, Inc.	735,705	8,336,696
Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	152,800	4,133,551
Diversified Financials 0.6%
CI Financial Corp.	53,299	1,346,891
Element Financial Corp. *	667,180	10,110,875
		11,457,766
Energy 0.8%
Canadian Natural Resources Ltd.	103,495	2,525,947
Enbridge, Inc.	80,345	3,502,289
Pason Systems, Inc.	119,746	1,813,792
Raging River Exploration, Inc. *	570,040	3,447,656
Suncor Energy, Inc.	96,500	2,718,248
Whitecap Resources, Inc.	385,630	3,361,381
		17,369,313
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	48,185	2,150,521
Insurance 0.1%
Intact Financial Corp.	16,900	1,165,562
2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.5%
CCL Industries, Inc., Class B	63,130	8,831,973
Interfor Corp. *	114,800	1,418,487
		10,250,460
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Concordia Healthcare Corp.	163,170	12,988,973
Valeant Pharmaceuticals International, Inc. *	17,111	4,406,596
		17,395,569
Real Estate 0.3%
Brookfield Asset Management, Inc., Class A	64,850	2,258,726
Morguard Real Estate Investment Trust	105,590	1,326,485
Northern Property Real Estate Investment Trust	217,100	3,540,729
		7,125,940
Retailing 0.1%
Dollarama, Inc.	29,307	1,744,504
Software & Services 0.3%
Constellation Software, Inc.	1,666	740,767
The Descartes Systems Group, Inc. *	278,130	4,691,324
		5,432,091
Transportation 0.1%
Canadian National Railway Co.	19,193	1,198,219
		95,559,702
China 3.3%
Automobiles & Components 0.4%
Nexteer Automotive Group Ltd.	7,809,000	7,403,758
Capital Goods 0.3%
EVA Precision Industrial Holdings Ltd.	13,236,000	3,820,258
Haitian International Holdings Ltd.	1,472,000	3,046,644
		6,866,902
Consumer Durables & Apparel 0.2%
Cosmo Lady China Holdings Co., Ltd.	4,598,000	4,943,070
Household & Personal Products 0.1%
Vinda International Holdings Ltd.	1,175,000	2,907,406
Real Estate 0.1%
China Overseas Land & Investment Ltd.	542,000	1,706,842
Retailing 0.1%
Vipshop Holdings Ltd. ADR *	56,322	1,097,716
Semiconductors & Semiconductor Equipment 0.3%
Xinyi Solar Holdings Ltd.	16,058,000	6,916,136
Software & Services 0.6%
Baidu, Inc. ADR *	35,856	6,190,897
Cheetah Mobile, Inc. ADR *	111,510	2,977,317
NetEase, Inc. ADR	10,150	1,407,094
Tencent Holdings Ltd.	109,700	2,043,781
		12,619,089
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.9%
PAX Global Technology Ltd. *	5,623,000	8,977,747
Sunny Optical Technology Group Co., Ltd.	1,709,000	3,291,396
Wasion Group Holdings Ltd.	4,340,000	5,725,533
		17,994,676
Utilities 0.3%
CT Environmental Group Ltd.	17,840,000	6,259,407
		68,715,002
Denmark 2.1%
Banks 0.3%
Danske Bank A/S	5,725	178,989
Sydbank A/S	172,940	6,546,841
		6,725,830
Capital Goods 0.0%
Vestas Wind Systems A/S	1,792	97,893
Commercial & Professional Supplies 0.0%
ISS A/S	1,179	40,684
Consumer Durables & Apparel 0.2%
Pandora A/S	37,215	4,190,547
Food, Beverage & Tobacco 0.2%
Carlsberg A/S, Class B	870	75,799
Royal Unibrew A/S	97,465	3,189,512
		3,265,311
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	4,067	293,462
William Demant Holding A/S *	203	15,461
		308,923
Insurance 0.0%
Tryg A/S	860	17,327
Materials 1.2%
Chr. Hansen Holding A/S	404,039	22,326,524
Novozymes A/S, B Shares	43,133	2,254,627
		24,581,151
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	74,796	4,414,194
Telecommunication Services 0.0%
TDC A/S	6,604	49,819
Transportation 0.0%
AP Moeller - Maersk A/S, Series A	31	51,238
AP Moeller - Maersk A/S, Series B	58	98,808
DSV A/S	1,440	49,290
		199,336
		43,891,015
Finland 0.6%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	828	24,883
Capital Goods 0.3%
Cramo Oyj	222,110	4,487,767
Kone Oyj, Class B	47,286	1,984,427
Metso Oyj	828	22,779
Wartsila Oyj Abp	1,183	54,334
		6,549,307
    3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.0%
Neste Oyj	995	27,722
Insurance 0.2%
Sampo Oyj, A Shares	79,708	3,944,006
Materials 0.0%
Stora Enso Oyj, R Shares	4,645	43,734
UPM-Kymmene Oyj	4,259	78,671
		122,405
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	820	34,233
Technology Hardware & Equipment 0.0%
Nokia Oyj	30,459	215,689
Telecommunication Services 0.1%
Elisa Oyj	21,690	730,592
Utilities 0.0%
Fortum Oyj	3,613	63,440
		11,712,277
France 8.9%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	1,515	148,301
Montupet	55,029	4,247,627
Peugeot S.A. *	3,643	72,874
Renault S.A.	1,563	143,886
Valeo S.A.	18,973	2,528,663
		7,141,351
Banks 1.1%
BNP Paribas S.A.	355,356	23,114,944
Credit Agricole S.A.	8,719	137,190
Natixis S.A.	7,451	54,685
Societe Generale S.A.	5,856	287,538
		23,594,357
Capital Goods 0.6%
Airbus Group SE	4,780	339,310
Alstom S.A. *	1,729	50,780
Bouygues S.A.	1,705	62,570
Compagnie de Saint-Gobain	3,873	183,492
Legrand S.A.	2,160	132,877
LISI (f)	158,464	4,281,216
Rexel S.A.	2,349	36,994
Safran S.A.	82,262	6,228,119
Schneider Electric SE	4,505	314,261
Thales S.A.	881	59,536
Vallourec S.A.	807	13,206
Vinci S.A.	3,932	251,994
Zodiac Aerospace	1,709	50,942
		12,005,297
Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	158,647	3,706,632
Edenred	1,682	41,924
Societe BIC S.A.	232	39,735
Teleperformance	119,890	8,900,842
		12,689,133
Consumer Durables & Apparel 1.2%
Christian Dior SE	15,854	3,279,356
Hermes International	3,459	1,345,147
Security	Number of Shares	Value ($)
Kering	74,306	14,309,543
LVMH Moet Hennessy Louis Vuitton SE	35,974	6,729,258
		25,663,304
Consumer Services 0.0%
Accor S.A.	1,712	83,928
Sodexo S.A.	767	71,438
		155,366
Diversified Financials 0.0%
Eurazeo S.A.	276	17,936
Wendel S.A.	257	34,219
		52,155
Energy 0.6%
Gaztransport Et Technigaz S.A.	135,603	8,272,844
Technip S.A.	844	47,958
Total S.A.	81,823	4,037,389
		12,358,191
Food & Staples Retailing 0.0%
Carrefour S.A.	4,463	153,197
Casino Guichard Perrachon S.A.	452	33,545
		186,742
Food, Beverage & Tobacco 1.0%
Danone S.A.	182,806	12,401,974
Pernod-Ricard S.A.	62,627	7,491,271
Remy Cointreau S.A.	159	11,314
		19,904,559
Health Care Equipment & Services 0.4%
Essilor International S.A.	22,714	2,909,197
Korian S.A.	149,534	5,332,412
		8,241,609
Household & Personal Products 0.0%
L'Oreal S.A.	2,044	382,050
Insurance 0.3%
AXA S.A.	228,434	6,015,859
CNP Assurances	1,416	23,798
SCOR SE	1,249	47,862
		6,087,519
Materials 0.0%
Air Liquide S.A.	2,799	364,472
Arkema S.A.	555	43,249
Imerys S.A.	265	19,965
		427,686
Media 0.1%
Eutelsat Communications S.A.	1,458	44,435
JC Decaux S.A.	681	26,060
Lagardere S.C.A.	1,178	35,230
Numericable-SFR SAS *	804	43,836
Publicis Groupe S.A.	28,017	2,118,851
SES S.A.	2,681	82,929
Vivendi S.A.	9,349	245,662
		2,597,003
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Boiron S.A. (f)	44,825	4,972,137
Eurofins Scientific SE	29,920	9,810,870
Sanofi	9,703	1,045,897
		15,828,904
4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.4%
Fonciere Des Regions	232	20,033
Gecina S.A.	302	38,689
ICADE	305	22,617
Klepierre	1,400	63,698
Nexity S.A.	175,520	7,739,513
		7,884,550
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	5,184	40,481
Software & Services 0.5%
Atos	733	55,698
Cap Gemini S.A.	42,375	4,048,143
Criteo S.A. ADR *	111,080	5,912,788
Dassault Systemes S.A.	1,011	76,238
		10,092,867
Technology Hardware & Equipment 0.2%
Alcatel-Lucent *	22,888	86,368
Ingenico Group	23,949	3,136,931
		3,223,299
Telecommunication Services 0.0%
Iliad S.A.	209	49,591
Orange S.A.	15,081	248,086
		297,677
Transportation 0.0%
Aeroports de Paris	237	28,423
Bollore S.A.	7,010	38,828
Groupe Eurotunnel SE - Reg'd	3,802	54,623
		121,874
Utilities 0.7%
Electricite de France S.A.	1,934	46,025
Engie	11,774	225,796
Rubis S.C.A.	165,867	11,928,068
Suez Environnement Co.	2,504	47,992
Veolia Environnement S.A.	99,259	2,217,056
		14,464,937
		183,440,911
Germany 7.6%
Automobiles & Components 2.1%
Bayerische Motoren Werke AG	183,960	18,446,717
Continental AG	17,727	3,963,101
Daimler AG - Reg'd	180,731	16,167,452
ElringKlinger AG	191,664	4,616,265
Volkswagen AG	287	58,050
		43,251,585
Banks 0.0%
Commerzbank AG *	8,629	111,595
Capital Goods 1.6%
Brenntag AG	31,049	1,726,631
Duerr AG	33,135	2,727,475
GEA Group AG	1,487	62,924
MAN SE	281	29,300
MTU Aero Engines AG	98,614	9,082,297
Norma Group SE	191,322	9,258,846
OSRAM Licht AG	757	43,004
Rational AG	9,333	3,646,428
Security	Number of Shares	Value ($)
Siemens AG - Reg'd	6,449	690,985
Stabilus S.A. *(f)	137,367	5,054,678
		32,322,568
Consumer Durables & Apparel 0.1%
adidas AG	19,602	1,604,076
Hugo Boss AG	541	65,232
		1,669,308
Diversified Financials 0.2%
Aurelius AG	93,060	4,497,287
Deutsche Bank AG - Reg'd	11,219	394,122
Deutsche Boerse AG	1,570	142,620
		5,034,029
Food & Staples Retailing 0.0%
METRO AG	1,294	40,739
Health Care Equipment & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,760	144,007
Fresenius SE & Co. KGaA	3,071	212,501
		356,508
Household & Personal Products 0.0%
Beiersdorf AG	807	68,950
Henkel AG & Co. KGaA	846	85,324
		154,274
Insurance 1.1%
Allianz SE - Reg'd	133,963	21,944,819
Hannover Rueck SE	482	51,172
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	1,407	258,576
		22,254,567
Materials 0.4%
BASF SE	26,771	2,313,405
Evonik Industries AG	1,139	45,646
HeidelbergCement AG	1,146	87,280
K&S AG - Reg'd	1,635	67,084
LANXESS AG	685	39,557
Linde AG	1,510	284,988
Symrise AG	67,784	4,506,756
ThyssenKrupp AG	3,001	76,105
		7,420,821
Media 0.9%
Axel Springer SE	304	17,038
CTS Eventim AG & Co. KGaA	161,370	6,081,465
Kabel Deutschland Holding AG *	176	23,886
ProSiebenSat.1 Media SE	76,900	3,931,378
RTL Group S.A.	308	27,991
Stroeer SE	158,780	7,851,944
		17,933,702
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG - Reg'd	17,031	2,515,078
Merck KGaA	1,051	106,954
QIAGEN N.V. *	138,359	3,882,146
		6,504,178
Real Estate 0.1%
Deutsche Annington Immobilien SE	30,546	953,032
Deutsche Wohnen AG	32,319	797,378
		1,750,410
    5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.3%
Fielmann AG	79,528	5,255,198
Zalando SE *	23,102	787,540
		6,042,738
Semiconductors & Semiconductor Equipment 0.0%
Dialog Semiconductor plc *	12,348	615,819
Infineon Technologies AG	9,171	102,873
		718,692
Software & Services 0.5%
SAP SE	21,571	1,549,726
United Internet AG - Reg'd	982	48,536
Wirecard AG	213,790	8,470,963
		10,069,225
Telecommunication Services 0.0%
Deutsche Telekom AG - Reg'd	26,105	472,042
Telefonica Deutschland Holding AG	4,887	30,310
		502,352
Transportation 0.0%
Deutsche Lufthansa AG - Reg'd *	1,836	24,943
Deutsche Post AG - Reg'd	7,871	237,903
Fraport AG Frankfurt Airport Services Worldwide	367	24,096
		286,942
Utilities 0.0%
E.ON SE	16,274	214,919
RWE AG	3,980	82,890
		297,809
		156,722,042
Hong Kong 1.6%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	30,000	120,835
Hang Seng Bank Ltd.	6,200	127,019
The Bank of East Asia Ltd.	10,200	41,309
		289,163
Capital Goods 0.0%
CK Hutchison Holdings Ltd.	22,038	327,121
NWS Holdings Ltd.	12,000	18,037
		345,158
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	48,000	37,131
Man Wah Holdings Ltd.	195,600	175,990
Techtronic Industries Co., Ltd.	314,000	1,105,769
Yue Yuen Industrial Holdings Ltd.	6,000	19,504
		1,338,394
Consumer Services 0.4%
Galaxy Entertainment Group Ltd.	19,000	87,370
Melco Crown Entertainment Ltd. ADR	414,400	8,549,072
MGM China Holdings Ltd.	7,600	16,104
Sands China Ltd.	19,600	86,500
Shangri-La Asia Ltd.	8,000	10,313
SJM Holdings Ltd.	15,683	18,162
Wynn Macau Ltd.	12,400	25,573
		8,793,094
Security	Number of Shares	Value ($)
Diversified Financials 0.0%
First Pacific Co., Ltd.	24,000	19,231
Hong Kong Exchanges & Clearing Ltd.	9,000	243,745
		262,976
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	26,000	16,654
Insurance 0.4%
AIA Group Ltd.	1,171,800	7,622,014
Real Estate 0.1%
Cheung Kong Property Holdings Ltd. *	118,016	983,429
Hang Lung Properties Ltd.	18,000	51,405
Henderson Land Development Co., Ltd.	9,123	60,196
Hysan Development Co., Ltd.	6,000	25,682
Kerry Properties Ltd.	6,000	22,398
Link REIT	19,000	111,702
New World Development Co., Ltd.	42,000	50,717
Sino Land Co., Ltd.	24,000	37,239
Sun Hung Kai Properties Ltd.	13,702	210,255
Swire Pacific Ltd., Class A	5,500	70,438
Swire Properties Ltd.	9,400	30,224
The Wharf Holdings Ltd.	12,349	78,294
Wheelock & Co., Ltd.	8,000	41,393
		1,773,372
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	241,200	2,182,067
Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	968,500	5,490,595
China High Precision Automation Group Ltd. *(a)(f)	766,000	—
		5,490,595
Telecommunication Services 0.1%
HKBN Ltd. *	2,262,483	2,431,083
HKT Trust & HKT Ltd.	21,120	25,718
PCCW Ltd.	28,000	16,756
		2,473,557
Transportation 0.1%
Cathay Pacific Airways Ltd.	10,000	23,636
MTR Corp., Ltd.	12,000	53,424
Pacific Basin Shipping Ltd.	2,868,000	986,450
		1,063,510
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	5,574	48,469
CLP Holdings Ltd.	15,500	131,634
Hong Kong & China Gas Co., Ltd.	56,643	115,551
Power Assets Holdings Ltd.	11,500	108,324
		403,978
		32,054,532
India 1.0%
Automobiles & Components 0.1%
Maruti Suzuki India Ltd.	15,935	1,075,461
Tata Motors Ltd.	43,965	262,965
		1,338,426
6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.5%
Axis Bank Ltd.	181,004	1,617,502
HDFC Bank Ltd.	98,622	1,710,296
Housing Development Finance Corp., Ltd.	58,872	1,230,017
Indiabulls Housing Finance Ltd.	496,640	5,710,965
		10,268,780
Diversified Financials 0.2%
SKS Microfinance Ltd. *	599,900	5,436,580
Household & Personal Products 0.1%
Hindustan Unilever Ltd.	134,875	1,937,174
Real Estate 0.1%
Oberoi Realty Ltd.	481,080	1,970,196
Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	128,964	653,207
		21,604,363
Indonesia 0.1%
Banks 0.1%
PT Bank Mandiri (Persero) Tbk	2,257,500	1,584,931
PT Bank Rakyat Indonesia (Persero) Tbk	501,600	370,568
		1,955,499
Ireland 0.5%
Banks 0.0%
Bank of Ireland *	220,385	92,558
Capital Goods 0.1%
Grafton Group plc	142,634	1,600,419
Kingspan Group plc	31,421	791,403
		2,391,822
Food, Beverage & Tobacco 0.3%
Glanbia plc (e)	3,091	64,455
Glanbia plc (e)	307,587	6,418,345
Kerry Group plc, Class A	1,287	97,799
		6,580,599
Materials 0.1%
CRH plc	6,589	194,881
Smurfit Kappa Group plc	53,816	1,618,397
		1,813,278
		10,878,257
Israel 1.5%
Banks 0.0%
Bank Hapoalim B.M.	8,587	47,744
Bank Leumi Le-Israel B.M. *	10,786	47,040
Mizrahi Tefahot Bank Ltd.	884	11,342
		106,126
Capital Goods 0.5%
Caesarstone Sdot-Yam Ltd.	129,430	9,285,308
Energy 0.0%
Delek Group Ltd.	31	9,155
Security	Number of Shares	Value ($)
Materials 0.3%
Frutarom Industries Ltd.	147,830	6,234,721
Israel Chemicals Ltd.	4,483	31,024
The Israel Corp., Ltd.	35	12,347
		6,278,092
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	7,047	483,495
Teva Pharmaceutical Industries Ltd. ADR	72,381	4,995,736
		5,479,231
Real Estate 0.0%
Azrieli Group	295	12,247
Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd. *	120,590	5,070,810
Software & Services 0.2%
Check Point Software Technologies Ltd. *	54,398	4,393,726
NICE-Systems Ltd.	537	34,478
		4,428,204
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,894	25,624
		30,694,797
Italy 3.7%
Automobiles & Components 0.0%
Fiat Chrysler Automobiles N.V. *	7,446	117,128
Pirelli & C. S.p.A.	2,273	37,582
		154,710
Banks 0.8%
Banca Monte dei Paschi di Siena S.p.A. *	17,688	35,150
Banco Popolare SC *	2,946	51,007
FinecoBank Banca Fineco S.p.A.	108,652	865,443
Intesa Sanpaolo S.p.A.	4,091,973	15,754,630
UniCredit S.p.A.	38,806	257,334
Unione di Banche Italiane S.C.p.A.	6,967	56,507
		17,020,071
Capital Goods 1.1%
CNH Industrial N.V.	1,772,280	15,905,418
Finmeccanica S.p.A. *	3,291	47,421
Interpump Group S.p.A.	361,960	6,149,210
Prysmian S.p.A.	1,704	39,125
		22,141,174
Consumer Durables & Apparel 0.9%
Luxottica Group S.p.A.	1,361	98,695
OVS S.p.A. *	687,880	4,559,229
Prada S.p.A.	2,213,400	10,173,041
Salvatore Ferragamo S.p.A.	99,400	3,143,582
		17,974,547
Diversified Financials 0.7%
Azimut Holding S.p.A.	32,686	816,417
Banca Generali S.p.A.	184,137	6,058,768
EXOR S.p.A.	156,885	7,893,725
Mediobanca S.p.A.	4,816	52,485
		14,821,395
    7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.2%
Eni S.p.A.	20,690	362,088
Saipem S.p.A. *	2,112	18,431
Saras S.p.A. *	1,302,540	2,941,139
Tenaris S.A.	3,841	48,552
		3,370,210
Insurance 0.0%
Assicurazioni Generali S.p.A.	9,497	187,160
UnipolSai S.p.A.	7,022	18,247
		205,407
Retailing 0.0%
Yoox S.p.A. *	19,102	645,523
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	81,842	108,449
Transportation 0.0%
Atlantia S.p.A.	3,358	89,673
Utilities 0.0%
Enel Green Power S.p.A.	13,956	28,990
Enel S.p.A.	57,193	268,747
Snam S.p.A.	17,446	85,849
Terna - Rete Elettrica Nationale S.p.A.	12,062	56,256
		439,842
		76,971,001
Japan 17.9%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	1,600	64,862
Bridgestone Corp.	5,300	199,783
Daihatsu Motor Co., Ltd.	1,600	22,723
Denso Corp.	4,000	198,263
F.C.C. Co., Ltd.	207,900	3,266,085
Fuji Heavy Industries Ltd.	128,500	4,747,755
Honda Motor Co., Ltd.	634,407	21,314,489
Isuzu Motors Ltd.	4,800	66,443
Koito Manufacturing Co., Ltd.	885	34,768
Mazda Motor Corp.	4,400	86,309
Mitsubishi Motors Corp.	5,100	43,355
Musashi Seimitsu Industry Co., Ltd.	141,000	2,567,228
NGK Spark Plug Co., Ltd.	1,400	37,061
NHK Spring Co., Ltd.	1,000	10,592
Nifco, Inc.	348,700	15,066,266
Nissan Motor Co., Ltd.	20,200	192,193
NOK Corp.	900	26,362
Stanley Electric Co., Ltd.	1,400	29,887
Sumitomo Electric Industries Ltd.	6,100	90,979
Sumitomo Rubber Industries Ltd.	1,200	18,082
Suzuki Motor Corp.	3,000	104,436
The Yokohama Rubber Co., Ltd.	1,000	19,777
Toyoda Gosei Co., Ltd.	400	8,839
Toyota Industries Corp.	1,314	72,738
Toyota Motor Corp.	316,477	21,074,128
Yamaha Motor Co., Ltd.	2,100	47,644
		69,411,047
Banks 0.6%
Aozora Bank Ltd.	9,000	34,535
Fukuoka Financial Group, Inc.	6,000	30,836
Hokuhoku Financial Group, Inc.	9,000	21,249
Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	544,200	3,960,189
Mizuho Financial Group, Inc.	190,100	414,515
Resona Holdings, Inc.	17,700	97,310
Seven Bank Ltd.	5,000	23,814
Shinsei Bank Ltd.	13,000	28,402
Sumitomo Mitsui Financial Group, Inc.	134,000	6,042,594
Sumitomo Mitsui Trust Holdings, Inc.	27,000	125,405
Suruga Bank Ltd.	90,400	1,941,161
The Bank of Kyoto Ltd.	3,000	35,373
The Bank of Yokohama Ltd.	10,000	63,540
The Chiba Bank Ltd.	6,000	47,808
The Chugoku Bank Ltd.	1,500	23,430
The Gunma Bank Ltd.	3,050	22,666
The Hachijuni Bank Ltd.	3,311	25,696
The Hiroshima Bank Ltd.	5,000	29,302
The Iyo Bank Ltd.	2,300	29,242
The Joyo Bank Ltd.	5,000	29,572
The Shizuoka Bank Ltd.	4,454	50,310
Yamaguchi Financial Group, Inc.	1,274	17,009
		13,093,958
Capital Goods 2.5%
Amada Holdings Co., Ltd.	2,826	27,681
Asahi Glass Co., Ltd.	8,000	46,870
Chiyoda Corp.	1,417	11,418
Daikin Industries Ltd.	49,900	3,224,917
FANUC Corp.	13,199	2,201,414
Fuji Electric Co., Ltd.	131,000	541,587
Hino Motors Ltd.	2,100	27,176
Hitachi Construction Machinery Co., Ltd.	700	11,639
Hoshizaki Electric Co., Ltd.	98,200	5,853,317
IHI Corp.	11,000	43,716
ITOCHU Corp.	12,829	157,050
Jamco Corp.	115,400	3,490,182
JGC Corp.	2,000	34,156
JTEKT Corp.	1,700	29,356
Kajima Corp.	7,000	34,748
Kawasaki Heavy Industries Ltd.	12,000	52,595
Keihan Electric Railway Co., Ltd.	4,126	26,947
Komatsu Ltd.	333,800	6,168,270
Kubota Corp.	9,000	153,924
Kurita Water Industries Ltd.	900	19,669
LIXIL Group Corp.	2,100	42,101
Mabuchi Motor Co., Ltd.	400	23,934
Makita Corp.	1,000	55,207
Marubeni Corp.	13,245	73,609
Minebea Co., Ltd.	90,711	1,418,587
MISUMI Group, Inc.	105,600	1,303,928
Mitsubishi Corp.	11,449	247,033
Mitsubishi Electric Corp.	16,000	171,844
Mitsubishi Heavy Industries Ltd.	25,000	132,179
Mitsui & Co., Ltd.	13,800	179,058
Nabtesco Corp.	1,000	21,959
NGK Insulators Ltd.	2,000	51,259
Nidec Corp.	26,100	2,333,504
NSK Ltd.	4,000	51,618
Obayashi Corp.	5,000	38,481
OSG Corp.	268,700	5,724,472
Penta-Ocean Construction Co., Ltd.	1,001,500	4,099,107
Sanwa Holdings Corp.	569,000	4,310,630
Seibu Holdings, Inc.	900	20,602
8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shimizu Corp.	5,000	43,850
SMC Corp.	437	110,700
Sumitomo Corp.	9,000	102,171
Sumitomo Heavy Industries Ltd.	5,000	25,235
Tadano Ltd.	64,000	1,031,155
Taisei Corp.	8,000	47,012
Takeuchi Manufacturing Co., Ltd.	116,700	7,170,111
THK Co., Ltd.	1,100	21,310
Toshiba Corp.	33,000	100,864
TOTO Ltd.	2,313	37,649
Toyota Tsusho Corp.	1,700	43,092
		51,188,893
Commercial & Professional Supplies 1.3%
Dai Nippon Printing Co., Ltd.	5,000	55,481
Meitec Corp.	23,200	915,531
Mitsubishi Pencil Co., Ltd.	70,400	3,474,084
Nihon M&A Center, Inc.	136,000	5,599,846
Park24 Co., Ltd.	600	10,910
Recruit Holdings Co., Ltd.	1,200	37,805
Secom Co., Ltd.	44,000	2,960,155
Sohgo Security Services Co., Ltd.	128,700	5,706,546
Temp Holdings Co., Ltd.	189,900	7,843,882
Toppan Printing Co., Ltd.	4,261	37,028
		26,641,268
Consumer Durables & Apparel 0.5%
Asics Corp.	1,200	34,486
Bandai Namco Holdings, Inc.	1,400	31,033
Casio Computer Co., Ltd.	61,436	1,223,846
Haseko Corp.	668,700	8,467,710
Iida Group Holdings Co., Ltd.	1,313	23,046
Nikon Corp.	2,700	32,116
Panasonic Corp.	17,900	209,150
Rinnai Corp.	300	21,207
Sankyo Co., Ltd.	300	11,379
Sega Sammy Holdings, Inc.	1,800	22,457
Sekisui Chemical Co., Ltd.	3,382	37,523
Sekisui House Ltd.	4,955	73,608
Sharp Corp. *	11,419	15,110
Shimano, Inc.	645	89,418
Sony Corp. *	10,200	289,133
Yamaha Corp.	1,400	32,950
		10,614,172
Consumer Services 0.2%
Benesse Holdings, Inc.	500	13,484
Kyoritsu Maintenance Co., Ltd.	68,900	4,886,552
McDonald's Holdings Co., Ltd.	400	8,519
Oriental Land Co., Ltd.	1,600	101,482
		5,010,037
Diversified Financials 2.2%
Acom Co., Ltd. *	3,100	14,724
AEON Financial Service Co., Ltd.	1,100	28,639
Credit Saison Co., Ltd.	1,500	33,198
Daiwa Securities Group, Inc.	2,007,000	15,595,254
Japan Exchange Group, Inc.	2,100	73,097
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,700	25,194
Nomura Holdings, Inc.	2,224,400	15,928,705
ORIX Corp.	411,100	6,140,036
Security	Number of Shares	Value ($)
SBI Holdings, Inc.	1,936	26,885
Zenkoku Hosho Co., Ltd.	189,200	6,896,867
		44,762,599
Energy 0.0%
Idemitsu Kosan Co., Ltd.	600	11,028
Inpex Corp.	7,900	85,839
JX Holdings, Inc.	18,000	76,730
Showa Shell Sekiyu K.K.	1,200	11,269
TonenGeneral Sekiyu K.K.	2,367	23,666
		208,532
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	5,100	77,932
FamilyMart Co., Ltd.	600	28,997
Lawson, Inc.	529	39,348
Seven & i Holdings Co., Ltd.	6,100	281,462
Tsuruha Holdings, Inc.	91,400	8,024,086
		8,451,825
Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	4,578	105,282
Ariake Japan Co., Ltd.	86,500	3,743,985
Asahi Group Holdings Ltd.	40,200	1,347,262
Calbee, Inc.	700	31,191
Japan Tobacco, Inc.	77,800	3,019,936
Kikkoman Corp.	1,314	45,925
Kirin Holdings Co., Ltd.	6,600	101,481
MEIJI Holdings Co., Ltd.	7,900	1,122,055
NH Foods Ltd.	1,409	34,246
Nisshin Seifun Group, Inc.	1,900	27,232
Nissin Foods Holdings Co., Ltd.	600	27,038
Suntory Beverage & Food Ltd.	1,100	46,466
Toyo Suisan Kaisha Ltd.	665	25,128
Yakult Honsha Co., Ltd.	700	46,450
Yamazaki Baking Co., Ltd.	1,000	15,931
		9,739,608
Health Care Equipment & Services 1.5%
Alfresa Holdings Corp.	1,200	20,097
Asahi Intecc Co., Ltd. (f)	152,400	5,092,243
Hogy Medical Co., Ltd.	78,800	3,830,604
Hoya Corp.	79,400	3,357,690
M3, Inc.	338,600	7,978,922
Medipal Holdings Corp.	1,200	21,366
Miraca Holdings, Inc.	86,900	3,999,768
Olympus Corp.	129,000	4,935,981
Suzuken Co., Ltd.	700	24,768
Sysmex Corp.	23,600	1,527,162
Terumo Corp.	2,500	64,448
		30,853,049
Household & Personal Products 0.5%
Kao Corp.	56,100	2,844,078
Kose Corp.	48,600	4,722,151
Pola Orbis Holdings, Inc.	10,900	665,935
Shiseido Co., Ltd.	2,900	70,146
Unicharm Corp.	45,700	1,097,143
		9,399,453
Insurance 0.1%
Anicom Holdings, Inc. *	43,800	979,296
MS&AD Insurance Group Holdings, Inc.	4,110	129,433
    9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sompo Japan Nipponkoa Holdings, Inc.	2,700	95,129
Sony Financial Holdings, Inc.	1,400	26,762
T&D Holdings, Inc.	4,600	70,048
The Dai-ichi Life Insurance Co., Ltd.	8,600	174,687
Tokio Marine Holdings, Inc.	17,800	741,247
		2,216,602
Materials 0.3%
Air Water, Inc.	1,278	22,170
Asahi Kasei Corp.	436,463	3,315,500
Daicel Corp.	92,800	1,257,820
Hitachi Chemical Co., Ltd.	700	12,378
Hitachi Metals Ltd.	2,000	29,734
JFE Holdings, Inc.	4,000	74,904
JSR Corp.	1,800	29,952
Kaneka Corp.	2,337	16,861
Kansai Paint Co., Ltd.	2,373	38,626
Kobe Steel Ltd.	25,000	38,670
Kuraray Co., Ltd.	2,500	29,472
Maruichi Steel Tube Ltd.	300	7,730
Mitsubishi Chemical Holdings Corp.	10,800	70,487
Mitsubishi Gas Chemical Co., Inc.	4,000	22,189
Mitsubishi Materials Corp.	9,049	32,758
Mitsui Chemicals, Inc.	6,000	22,473
Nippon Paint Holdings Co., Ltd.	1,400	40,127
Nippon Steel & Sumitomo Metal Corp.	62,000	146,448
Nissan Chemical Industries Ltd.	29,000	635,965
Nitto Denko Corp.	1,300	98,388
Oji Holdings Corp.	8,000	34,979
Shin-Etsu Chemical Co., Ltd.	3,324	198,775
Sumitomo Chemical Co., Ltd.	12,000	68,455
Sumitomo Metal Mining Co., Ltd.	4,000	53,781
Taiheiyo Cement Corp.	9,000	29,673
Taiyo Nippon Sanso Corp.	1,229	14,435
Teijin Ltd.	7,000	25,548
Toray Industries, Inc.	12,000	95,488
Toyo Seikan Group Holdings Ltd.	1,100	17,140
		6,480,926
Media 0.0%
Dentsu, Inc.	1,800	101,865
Hakuhodo DY Holdings, Inc.	1,600	17,877
Toho Co., Ltd.	800	18,927
		138,669
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	242,700	3,653,101
Chugai Pharmaceutical Co., Ltd.	1,800	65,475
Daiichi Sankyo Co., Ltd.	5,100	104,433
Eisai Co., Ltd.	2,100	137,056
Hisamitsu Pharmaceutical Co., Inc.	500	18,177
Kaken Pharmaceutical Co., Ltd.	166,000	6,184,893
Kyowa Hakko Kirin Co., Ltd.	2,000	32,544
Mitsubishi Tanabe Pharma Corp.	1,800	29,969
Ono Pharmaceutical Co., Ltd.	700	84,335
Otsuka Holdings Co., Ltd.	3,200	114,896
Santen Pharmaceutical Co., Ltd.	3,000	44,136
Shionogi & Co., Ltd.	82,400	3,282,798
Sumitomo Dainippon Pharma Co., Ltd.	1,100	13,154
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	300	20,130
Takeda Pharmaceutical Co., Ltd.	6,500	327,023
		14,112,120
Real Estate 0.3%
Aeon Mall Co., Ltd.	1,100	20,659
Daito Trust Construction Co., Ltd.	600	63,362
Daiwa House Industry Co., Ltd.	4,800	119,387
Hulic Co., Ltd.	2,500	24,727
Invincible Investment Corp.	5,670	3,021,089
Japan Prime Realty Investment Corp.	5	16,195
Japan Real Estate Investment Corp.	10	44,847
Japan Retail Fund Investment Corp.	19	37,244
Mitsubishi Estate Co., Ltd.	10,587	235,112
Mitsui Fudosan Co., Ltd.	8,000	227,563
Nippon Building Fund, Inc.	12	53,628
Nippon Prologis REIT, Inc.	13	25,639
Nomura Real Estate Holdings, Inc.	1,200	23,930
NTT Urban Development Corp.	700	6,880
Sumitomo Realty & Development Co., Ltd.	77,495	2,718,380
Tokyo Tatemono Co., Ltd.	1,700	23,789
Tokyu Fudosan Holdings Corp.	3,900	29,424
United Urban Investment Corp.	23	33,408
		6,725,263
Retailing 0.8%
ABC-Mart, Inc.	200	12,008
Aoyama Trading Co., Ltd.	73,900	2,935,864
Don Quijote Holdings Co., Ltd.	1,000	42,631
Fast Retailing Co., Ltd.	430	212,720
Hikari Tsushin, Inc.	100	6,981
Isetan Mitsukoshi Holdings Ltd.	2,721	49,499
J. Front Retailing Co., Ltd.	2,000	37,574
Marui Group Co., Ltd.	1,600	22,371
Nitori Holdings Co., Ltd.	20,205	1,811,372
Rakuten, Inc.	137,900	2,216,057
Ryohin Keikaku Co., Ltd.	43,700	9,312,853
Sanrio Co., Ltd.	300	8,337
Shimamura Co., Ltd.	142	14,651
Takashimaya Co., Ltd.	2,000	19,132
USS Co., Ltd.	1,800	31,607
Yamada Denki Co., Ltd.	5,600	21,398
		16,755,055
Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	1,100	9,614
Rohm Co., Ltd.	800	46,255
Tokyo Electron Ltd.	1,400	77,288
		133,157
Software & Services 0.7%
COLOPL, Inc.	400	7,770
Dena Co., Ltd.	162,000	3,218,380
Fujitsu Ltd.	15,000	78,689
GungHo Online Entertainment, Inc.	3,100	10,288
Itochu Techno-Solutions Corp.	400	9,339
Kakaku.com, Inc.	1,000	15,895
Konami Corp.	700	14,599
Mixi, Inc.	301	13,033
Nexon Co., Ltd.	1,600	21,909
Nintendo Co., Ltd.	900	158,076
Nomura Research Institute Ltd.	46,600	1,911,361
10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NS Solutions Corp.	166,300	6,557,655
NTT Data Corp.	1,000	47,779
Oracle Corp., Japan	300	12,625
Otsuka Corp.	400	20,994
SCSK Corp.	20,600	737,149
Trend Micro, Inc.	35,000	1,281,069
Yahoo Japan Corp.	11,400	49,877
		14,166,487
Technology Hardware & Equipment 1.1%
Alps Electric Co., Ltd.	31,500	992,849
Brother Industries Ltd.	1,800	24,865
Canon, Inc.	8,665	277,238
Citizen Holdings Co., Ltd.	1,700	11,341
FUJIFILM Holdings Corp.	3,800	150,703
Hamamatsu Photonics K.K.	1,400	36,409
Hirose Electric Co., Ltd.	300	35,786
Hitachi High-Technologies Corp.	400	9,323
Hitachi Ltd.	40,000	259,151
Horiba Ltd.	51,200	1,934,854
Ibiden Co., Ltd.	800	13,226
Japan Aviation Electronics Industry Ltd.	193,000	4,290,869
Japan Display, Inc. *	2,000	6,200
Keyence Corp.	5,500	2,770,547
Konica Minolta, Inc.	3,800	47,360
Kyocera Corp.	2,600	133,873
Murata Manufacturing Co., Ltd.	23,724	3,514,768
NEC Corp.	21,000	67,070
Nippon Electric Glass Co., Ltd.	3,000	14,557
Omron Corp.	200,200	7,844,493
Ricoh Co., Ltd.	5,700	56,235
Seiko Epson Corp.	2,400	42,403
Shimadzu Corp.	2,000	29,772
TDK Corp.	1,000	69,924
Yaskawa Electric Corp.	2,221	26,325
Yokogawa Electric Corp.	2,100	23,558
		22,683,699
Telecommunication Services 0.3%
KDDI Corp.	236,900	6,013,958
Nippon Telegraph & Telephone Corp.	6,200	238,779
NTT DOCOMO, Inc.	12,400	261,830
SoftBank Group Corp.	7,831	432,852
		6,947,419
Transportation 0.1%
ANA Holdings, Inc.	9,409	29,961
Central Japan Railway Co.	1,200	209,930
East Japan Railway Co.	2,738	270,096
Hankyu Hanshin Holdings, Inc.	9,000	56,853
Japan Airlines Co., Ltd.	1,000	37,729
Japan Airport Terminal Co., Ltd.	300	15,960
Kamigumi Co., Ltd.	2,000	18,812
Keikyu Corp.	4,000	32,903
Keio Corp.	5,000	41,599
Keisei Electric Railway Co., Ltd.	2,266	27,623
Kintetsu Group Holdings Co., Ltd.	15,000	53,433
Mitsubishi Logistics Corp.	1,000	14,529
Mitsui O.S.K. Lines, Ltd.	9,000	26,993
Nagoya Railroad Co., Ltd.	8,000	30,039
Nippon Express Co., Ltd.	7,000	37,004
Nippon Yusen K.K.	12,000	32,803
Odakyu Electric Railway Co., Ltd.	5,000	50,010
Security	Number of Shares	Value ($)
Tobu Railway Co., Ltd.	8,000	38,463
Tokyu Corp.	9,000	66,141
West Japan Railway Co.	1,400	100,473
Yamato Holdings Co., Ltd.	2,900	64,273
		1,255,627
Utilities 0.0%
Chubu Electric Power Co., Inc.	5,131	87,040
Electric Power Development Co., Ltd.	1,400	48,386
Hokuriku Electric Power Co.	1,200	18,447
Kyushu Electric Power Co., Inc. *	3,400	48,179
Osaka Gas Co., Ltd.	15,000	59,978
Shikoku Electric Power Co., Inc.	1,200	20,194
The Chugoku Electric Power Co., Inc.	2,200	32,902
The Kansai Electric Power Co., Inc. *	5,600	75,932
Toho Gas Co., Ltd.	4,330	25,867
Tohoku Electric Power Co., Inc.	3,600	52,787
Tokyo Electric Power Co., Inc. *	11,400	81,777
Tokyo Gas Co., Ltd.	19,000	102,584
		654,073
		371,643,538
Luxembourg 0.1%
Materials 0.1%
APERAM S.A. *	77,230	2,844,984
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	528	38,613
		2,883,597
Malaysia 0.2%
Software & Services 0.2%
My EG Services Berhad	6,172,200	4,254,837
Mexico 0.1%
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	111,406	670,476
Fomento Economico Mexicano S.A.B. de C.V. ADR	8,630	782,223
		1,452,699
Media 0.0%
Grupo Televisa S.A.B. ADR	25,195	878,298
Real Estate 0.0%
Fibra Uno Administracion S.A. de C.V.	187,000	449,148
		2,780,145
Netherlands 1.9%
Banks 0.0%
ING Groep N.V. CVA	31,358	533,310
Capital Goods 1.1%
Koninklijke Boskalis Westminster N.V.	61,518	3,005,610
Koninklijke Philips N.V.	533,958	14,879,388
TKH Group N.V.	121,820	5,227,274
		23,112,272
    11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	1,007	68,770
USG People N.V.	410,870	6,272,535
		6,341,305
Energy 0.0%
Koninklijke Vopak N.V.	550	28,733
Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	7,567	150,597
Food, Beverage & Tobacco 0.0%
Heineken Holding N.V.	806	55,852
Heineken N.V.	1,874	147,370
		203,222
Household & Personal Products 0.0%
Unilever N.V. CVA	13,249	593,532
Insurance 0.0%
Aegon N.V.	15,002	115,391
Delta Lloyd N.V.	1,890	33,554
NN Group N.V.	1,686	51,950
		200,895
Materials 0.1%
Akzo Nobel N.V.	15,815	1,131,643
ArcelorMittal	8,127	73,358
Koninklijke DSM N.V.	1,431	81,666
OCI N.V. *	694	23,244
		1,309,911
Media 0.0%
Altice S.A. *	693	87,525
RELX N.V.	8,280	137,805
Wolters Kluwer N.V.	2,416	79,966
		305,296
Real Estate 0.2%
Unibail-Rodamco SE	10,946	2,909,494
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	2,837	282,013
NXP Semiconductors N.V. *	29,854	2,895,540
		3,177,553
Software & Services 0.0%
Gemalto N.V.	644	55,260
Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	26,048	102,918
Transportation 0.0%
TNT Express N.V.	4,420	36,991
		39,061,289
New Zealand 0.5%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	920,409	2,684,113
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	2,586	14,334
Materials 0.0%
Fletcher Building Ltd.	5,143	26,875
Telecommunication Services 0.0%
Spark New Zealand Ltd.	13,651	26,661
Transportation 0.4%
Auckland International Airport Ltd.	1,985,398	7,086,683
Security	Number of Shares	Value ($)
Utilities 0.0%
Contact Energy Ltd.	2,424	7,920
Meridian Energy Ltd.	10,167	15,100
Mighty River Power Ltd.	5,669	10,328
		33,348
		9,872,014
Norway 0.3%
Banks 0.0%
DNB A.S.A.	7,948	129,572
Energy 0.2%
Hoegh LNG Holdings Ltd.	198,410	3,177,717
Seadrill Ltd.	3,053	27,470
Statoil A.S.A.	9,077	153,026
Subsea 7 S.A. *	2,037	17,847
		3,376,060
Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	6,519	51,955
Insurance 0.0%
Gjensidige Forsikring A.S.A.	34,139	548,587
Materials 0.0%
Norsk Hydro A.S.A.	10,761	40,130
Yara International A.S.A.	1,449	72,094
		112,224
Telecommunication Services 0.1%
Telenor A.S.A.	96,167	2,112,404
		6,330,802
Peru 0.0%
Banks 0.0%
Credicorp Ltd.	5,043	665,172
Philippines 0.2%
Materials 0.2%
D&L Industries, Inc.	7,273,500	3,425,644
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	391,289	29,982
Banco Espirito Santo S.A. - Reg'd *(a)(f)	42,176	—
		29,982
Energy 0.0%
Galp Energia, SGPS, S.A.	3,081	35,633
Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	71,853	1,067,890
Utilities 0.0%
EDP - Energias de Portugal S.A.	18,835	69,666
		1,203,171
Republic of Korea 2.0%
Capital Goods 0.2%
Byucksan Corp.	392,780	3,456,707
12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.4%
Cuckoo Electronics Co., Ltd.	17,560	4,508,160
Hanssem Co., Ltd.	17,160	4,363,038
		8,871,198
Food, Beverage & Tobacco 0.1%
NongShim Co., Ltd.	11,030	2,931,362
Household & Personal Products 0.2%
Amorepacific Corp.	1,977	696,969
Cosmax, Inc.	17,130	2,973,469
		3,670,438
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	37,560	1,186,159
Technology Hardware & Equipment 1.0%
Samsung Electronics Co., Ltd.	20,669	20,969,859
		41,085,723
Singapore 2.3%
Banks 0.2%
DBS Group Holdings Ltd.	205,216	3,021,234
Oversea-Chinese Banking Corp., Ltd.	25,038	187,761
United Overseas Bank Ltd.	10,500	169,980
		3,378,975
Capital Goods 0.2%
Keppel Corp., Ltd.	12,000	65,556
Noble Group Ltd.	34,000	11,284
Sarine Technologies Ltd. (f)	1,928,800	2,783,849
Sembcorp Industries Ltd.	8,000	20,808
Sembcorp Marine Ltd.	7,000	13,303
Singapore Technologies Engineering Ltd.	13,000	31,081
Yangzijiang Shipbuilding Holdings Ltd.	16,100	15,112
		2,940,993
Consumer Services 0.0%
Genting Singapore plc	49,000	31,399
Diversified Financials 0.0%
Singapore Exchange Ltd.	7,000	40,696
Energy 0.0%
Ezra Holdings Ltd. *	3,559,120	349,107
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	70,000	16,073
Wilmar International Ltd.	16,000	37,310
		53,383
Media 0.0%
Singapore Press Holdings Ltd.	13,000	39,607
Real Estate 0.9%
Ascendas Real Estate Investment Trust	4,803,500	8,468,954
CapitaLand Commercial Trust	15,000	15,576
CapitaLand Ltd.	21,000	49,280
CapitaLand Mall Trust	6,888,200	10,041,684
City Developments Ltd.	3,427	23,323
Global Logistic Properties Ltd.	25,000	41,931
Suntec Real Estate Investment Trust	19,224	23,858
UOL Group Ltd.	3,900	19,053
		18,683,659
Security	Number of Shares	Value ($)
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	1,111	23,929
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	65,000	193,621
StarHub Ltd.	1,696,600	4,736,951
		4,930,572
Transportation 0.7%
ComfortDelGro Corp., Ltd.	18,500	40,598
Hutchison Port Holdings Trust, Class U	46,000	27,608
SATS Ltd.	2,706,600	7,428,121
SIA Engineering Co., Ltd. (f)	2,858,600	7,523,508
Singapore Airlines Ltd.	4,331	33,881
		15,053,716
Utilities 0.1%
Hyflux Ltd. (f)	3,770,800	2,304,629
		47,830,665
South Africa 0.4%
Capital Goods 0.0%
The Bidvest Group Ltd.	36,069	875,847
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd.	226,022	1,366,540
Diversified Financials 0.1%
FirstRand Ltd.	432,493	1,868,390
Insurance 0.0%
Sanlam Ltd.	88,038	465,109
Media 0.1%
Naspers Ltd., N Shares	9,010	1,255,663
Telecommunication Services 0.1%
MTN Group Ltd.	112,995	1,881,226
		7,712,775
Spain 1.5%
Banks 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	352,985	3,579,391
Banco de Sabadell S.A.	40,269	91,743
Banco Popular Espanol S.A.	14,625	67,164
Banco Santander S.A.	117,537	812,735
Bankia S.A.	36,876	48,735
Bankinter S.A.	231,199	1,784,507
CaixaBank S.A.	21,157	94,417
		6,478,692
Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	1,467	49,234
Ferrovial S.A.	3,746	91,100
Zardoya Otis S.A. *(a)	53	582
Zardoya Otis S.A.	1,334	14,645
		155,561
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	525,989	2,785,595
Consumer Services 0.6%
Melia Hotels International S.A.	811,170	11,679,279
    13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.1%
Repsol S.A.	142,886	2,401,401
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	147,730	924,579
Food, Beverage & Tobacco 0.0%
Viscofan S.A.	8,970	536,063
Insurance 0.1%
Mapfre S.A.	420,842	1,354,622
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,192	52,674
Retailing 0.1%
Industria de Diseno Textil S.A.	39,493	1,354,138
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	43,109	1,881,991
Telecommunication Services 0.0%
Telefonica S.A.	36,405	558,406
Transportation 0.1%
Abertis Infraestructuras S.A.	53,758	880,284
Aena S.A. *	573	63,085
International Consolidated Airlines Group S.A. *	6,682	55,603
		998,972
Utilities 0.0%
Enagas S.A.	1,834	51,483
Endesa S.A.	2,673	56,155
Gas Natural SDG S.A.	2,849	61,836
Iberdrola S.A.	44,876	316,521
Red Electrica Corp. S.A.	880	70,268
		556,263
		31,718,236
Sweden 2.6%
Banks 0.0%
Nordea Bank AB	24,704	307,585
Skandinaviska Enskilda Banken AB, A Shares	12,354	148,723
Svenska Handelsbanken AB, A Shares	12,180	186,407
Swedbank AB, A Shares	7,365	172,519
		815,234
Capital Goods 1.4%
Alfa Laval AB	2,516	46,274
Assa Abloy AB, Class B	142,749	2,898,493
Atlas Copco AB, A Shares	110,111	3,011,426
Atlas Copco AB, B Shares	107,274	2,637,860
Eltel AB *(f)	354,185	3,951,697
Indutrade AB	65,120	3,180,867
Inwido AB	454,100	4,605,877
Sandvik AB	8,672	87,871
Skanska AB, B Shares	3,040	64,020
SKF AB, B Shares	400,170	7,827,106
Volvo AB, B Shares	12,473	147,941
		28,459,432
Commercial & Professional Supplies 0.4%
AF AB, B Shares	392,912	5,502,754
Intrum Justitia AB	18,791	639,030
Security	Number of Shares	Value ($)
Loomis AB, Class B	49,760	1,394,219
Securitas AB, B Shares	2,569	36,878
		7,572,881
Consumer Durables & Apparel 0.2%
Electrolux AB, B Shares	1,924	55,234
Husqvarna AB, B Shares	4,048	29,498
Nobia AB	405,200	4,752,878
		4,837,610
Diversified Financials 0.2%
Avanza Bank Holding AB	88,930	3,698,292
Industrivarden AB, C Shares	1,365	25,780
Investment AB Kinnevik, B Shares	1,883	60,209
Investor AB, B Shares	3,704	142,802
		3,927,083
Energy 0.0%
Lundin Petroleum AB *	1,568	22,733
Food & Staples Retailing 0.0%
ICA Gruppen AB	627	22,880
Food, Beverage & Tobacco 0.1%
Swedish Match AB	52,643	1,612,449
Health Care Equipment & Services 0.0%
Elekta AB, B Shares	2,715	18,034
Getinge AB, B Shares	1,628	39,934
		57,968
Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	4,775	135,870
Materials 0.1%
Boliden AB	2,307	42,603
Hexpol AB	252,675	2,710,418
		2,753,021
Retailing 0.1%
Hennes & Mauritz AB, B Shares	79,722	3,171,922
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	30,599	988,721
Telefonaktiebolaget LM Ericsson, B Shares	24,752	264,650
		1,253,371
Telecommunication Services 0.0%
Tele2 AB, B Shares	2,620	27,258
TeliaSonera AB	22,079	134,179
		161,437
		54,803,891
Switzerland 7.3%
Capital Goods 0.8%
ABB Ltd. - Reg'd *	17,885	363,781
Belimo Holding AG - Reg'd	717	1,636,122
Burckhardt Compression Holding AG	18,241	6,889,943
Daetwyler Holding AG	15,324	1,896,668
Geberit AG - Reg'd	5,103	1,765,149
Schindler Holding AG	26,226	4,224,052
Schindler Holding AG - Reg'd	169	27,462
Sulzer AG - Reg'd	240	24,644
		16,827,821
14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg'd *	7,385	616,370
SGS S.A. - Reg'd	45	85,841
		702,211
Consumer Durables & Apparel 1.1%
Cie Financiere Richemont S.A. - Reg'd	217,169	18,744,602
The Swatch Group AG - Bearer Shares	10,556	4,546,131
The Swatch Group AG - Reg'd	396	32,457
		23,323,190
Diversified Financials 2.0%
Credit Suisse Group AG - Reg'd *	829,352	24,466,528
Julius Baer Group Ltd. *	1,820	100,682
Leonteq AG *	52,770	12,173,692
Pargesa Holding S.A.	238	15,987
Partners Group Holding AG	8,841	2,956,189
UBS Group AG - Reg’d	59,212	1,361,348
		41,074,426
Energy 0.0%
Transocean Ltd.	2,944	39,967
Food, Beverage & Tobacco 0.6%
Aryzta AG *	698	35,415
Barry Callebaut AG - Reg'd *	18	20,123
Chocoladefabriken Lindt & Sprungli AG	8	44,954
Chocoladefabriken Lindt & Sprungli AG - Reg'd	1	66,753
Nestle S.A. - Reg'd	169,899	12,852,872
		13,020,117
Health Care Equipment & Services 0.6%
Sonova Holding AG - Reg'd	430	61,215
Straumann Holding AG - Reg'd	30,920	9,148,131
Ypsomed Holding AG - Reg’d *	27,260	3,024,187
		12,233,533
Insurance 0.1%
Baloise Holding AG - Reg'd	386	49,180
Swiss Life Holding AG - Reg'd *	257	60,638
Swiss Re AG	2,864	257,637
Zurich Insurance Group AG *	1,214	369,675
		737,130
Materials 0.6%
Clariant AG - Reg'd *	92,964	1,854,465
EMS-Chemie Holding AG - Reg'd	67	32,634
Givaudan S.A. - Reg'd *	75	139,511
LafargeHolcim Ltd. *(e)	144,562	10,058,398
LafargeHolcim Ltd. *(e)	1,367	94,672
Sika AG	17	61,631
Syngenta AG - Reg'd	757	311,862
		12,553,173
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Actelion Ltd. - Reg'd *	20,847	3,082,922
Lonza Group AG - Reg'd *	9,935	1,440,124
Novartis AG - Reg'd	84,814	8,800,650
Roche Holding AG	5,735	1,656,971
		14,980,667
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	569	45,341
Security	Number of Shares	Value ($)
Retailing 0.0%
Dufry AG - Reg'd *	329	45,624
Semiconductors & Semiconductor Equipment 0.3%
U-Blox AG *	28,110	5,916,975
Telecommunication Services 0.0%
Swisscom AG - Reg'd	210	122,137
Transportation 0.4%
Kuehne & Nagel International AG - Reg'd	63,632	8,784,232
		150,406,544
Taiwan 1.3%
Automobiles & Components 0.2%
Hota Industrial Manufacturing Co., Ltd.	1,497,000	4,434,646
Banks 0.1%
CTBC Financial Holding Co., Ltd.	1,786,000	1,295,276
Consumer Durables & Apparel 0.4%
Eclat Textile Co., Ltd.	631,000	9,231,116
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	1,008,000	1,839,017
Retailing 0.1%
Poya International Co., Ltd. (f)	153,980	1,739,385
Semiconductors & Semiconductor Equipment 0.1%
Siliconware Precision Industries Co., Ltd.	228,000	258,899
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	67,515	1,492,757
		1,751,656
Software & Services 0.2%
PChome Online, Inc.	327,000	4,543,605
Technology Hardware & Equipment 0.1%
Largan Precision Co., Ltd.	17,000	1,727,160
		26,561,861
United Arab Emirates 0.1%
Banks 0.0%
Dubai Islamic Bank PJSC	335,112	682,755
Real Estate 0.1%
Emaar Properties PJSC	335,620	719,540
		1,402,295
United Kingdom 17.7%
Automobiles & Components 0.0%
GKN plc	13,131	65,225
Banks 0.8%
Barclays plc	134,625	607,110
HSBC Holdings plc	156,686	1,415,258
Lloyds Banking Group plc	8,004,494	10,423,525
Royal Bank of Scotland Group plc *	20,417	108,894
Standard Chartered plc	20,071	306,896
Virgin Money Holdings UK plc *	671,410	4,452,166
		17,313,849
Capital Goods 4.2%
Ashtead Group plc	88,678	1,359,840
BAE Systems plc	25,717	192,548
    15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Bodycote plc	784,737	8,359,652
Brammer plc	836,302	4,244,538
Bunzl plc	66,453	1,902,163
Cobham plc	9,260	37,729
Diploma plc	590,884	6,860,680
Fenner plc	715,334	1,860,668
Galliford Try plc	161,770	4,479,022
HellermannTyton Group plc	1,242,722	9,152,331
IMI plc	2,207	36,514
Interserve plc	818,911	8,243,925
Meggitt plc	668,687	4,845,473
Melrose Industries plc	7,414	31,986
Rolls-Royce Holdings plc *	15,293	189,262
Rotork plc	3,218,838	10,745,519
Smiths Group plc	391,555	6,890,404
Spirax-Sarco Engineering plc	192,998	9,990,926
The Weir Group plc	1,707	40,986
Travis Perkins plc	2,008	70,408
Ultra Electronics Holdings plc	146,176	3,977,941
Wolseley plc	32,781	2,176,529
		85,689,044
Commercial & Professional Supplies 1.0%
Aggreko plc	2,083	39,017
Babcock International Group plc	65,101	1,007,179
Capita plc	90,772	1,847,848
Experian plc	532,181	9,977,668
G4S plc	283,619	1,215,971
Hays plc	2,221,490	5,775,229
Intertek Group plc	1,291	49,336
		19,912,248
Consumer Durables & Apparel 0.9%
Barratt Developments plc	7,894	78,123
Bellway plc	262,300	9,856,359
Berkeley Group Holdings plc	22,211	1,166,430
Burberry Group plc	3,608	90,548
Persimmon plc *	2,482	79,201
Redrow plc	804,820	5,847,647
Taylor Wimpey plc	398,475	1,207,719
		18,326,027
Consumer Services 1.1%
Carnival plc	1,471	81,534
Compass Group plc	188,807	3,020,088
Domino's Pizza Group plc	362,540	5,081,294
Greene King plc	577,159	7,781,867
InterContinental Hotels Group plc	44,302	1,860,784
Merlin Entertainments plc	184,311	1,193,726
TUI AG (e)	43,840	749,608
TUI AG (e)	3,665	62,956
Whitbread plc	39,292	3,181,225
William Hill plc	7,523	47,531
		23,060,613
Diversified Financials 0.5%
3i Group plc	7,905	68,190
Aberdeen Asset Management plc	7,356	41,778
Hargreaves Lansdown plc	2,251	42,023
ICAP plc	4,520	36,360
IG Group Holdings plc	255,110	2,976,829
Investec plc	4,456	40,640
London Stock Exchange Group plc	2,533	103,037
Provident Financial plc	32,984	1,527,691
Security	Number of Shares	Value ($)
Schroders plc	120,098	5,917,287
Schroders plc, Non Voting Shares	1,100	41,778
		10,795,613
Energy 0.4%
Amec Foster Wheeler plc	3,151	40,239
BG Group plc	27,736	471,922
BP plc	148,994	917,763
Hunting plc	289,252	2,312,956
Petrofac Ltd.	2,110	28,902
Royal Dutch Shell plc, A Shares (e)	31,631	906,651
Royal Dutch Shell plc, A Shares (e)	89,398	2,564,102
Royal Dutch Shell plc, B Shares	19,848	574,700
Tullow Oil plc	7,283	27,849
		7,845,084
Food & Staples Retailing 0.0%
J. Sainsbury plc	11,567	47,780
Tesco plc	66,021	222,025
WM Morrison Supermarkets plc	17,092	48,639
		318,444
Food, Beverage & Tobacco 0.7%
Associated British Foods plc	2,897	145,597
British American Tobacco plc	15,233	904,475
Coca-Cola HBC AG CDI *	1,598	33,331
Diageo plc	473,129	13,263,101
Imperial Tobacco Group plc	7,784	408,477
SABMiller plc	7,843	411,291
Tate & Lyle plc	3,477	29,593
		15,195,865
Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,261	134,950
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	49,508	4,747,728
Unilever plc	126,726	5,748,292
		10,496,020
Insurance 0.9%
Admiral Group plc	1,574	36,370
Aviva plc	32,508	264,329
Direct Line Insurance Group plc	11,183	63,820
Hiscox Ltd.	48,527	700,876
Legal & General Group plc	48,131	195,760
Old Mutual plc	39,839	131,755
Prudential plc	226,078	5,318,582
RSA Insurance Group plc	8,104	65,050
Standard Life plc	15,907	112,649
Willis Group Holdings plc	255,000	11,854,950
		18,744,141
Materials 2.3%
Anglo American plc	11,359	143,226
Antofagasta plc	3,147	27,788
BHP Billiton plc	17,178	315,519
Croda International plc	320,003	15,174,213
Elementis plc	1,272,115	5,090,576
Essentra plc	327,870	4,667,496
Fresnillo plc	1,755	17,702
Glencore plc *	3,933,318	12,744,396
Johnson Matthey plc	1,667	75,768
Mondi plc	2,922	70,143
Randgold Resources Ltd.	716	43,193
Rexam plc	5,726	49,700
16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rio Tinto plc	10,349	400,311
Victrex plc	282,881	8,542,143
		47,362,174
Media 1.0%
ITV plc	1,260,677	5,516,441
Pearson plc	6,661	125,002
RELX plc	133,424	2,326,772
Rightmove plc	112,460	6,389,990
Sky plc	8,397	149,276
UBM plc	72,611	601,909
WPP plc	277,968	6,386,538
		21,495,928
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
AstraZeneca plc	10,268	693,178
BTG plc *	28,605	291,658
GlaxoSmithKline plc	255,015	5,542,741
Hikma Pharmaceuticals plc	139,501	5,211,311
Shire plc	62,407	5,547,745
		17,286,633
Real Estate 0.1%
Derwent London plc	18,371	1,041,455
Hammerson plc	6,276	64,427
Intu Properties plc	7,222	37,144
Land Securities Group plc	6,428	130,297
Segro plc	5,536	38,800
The British Land Co., plc	7,819	102,543
		1,414,666
Retailing 0.4%
ASOS plc *	52,800	2,803,476
Dixons Carphone plc	7,829	55,710
Inchcape plc	11,788	147,632
Kingfisher plc	19,274	108,570
Marks & Spencer Group plc	13,277	112,693
Next plc	31,939	3,984,381
Sports Direct International plc *	2,219	27,405
		7,239,867
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	55,961	877,979
Software & Services 0.4%
Auto Trader Group plc *	1,389,980	7,334,672
Just Eat plc *	92,098	626,428
The Sage Group plc	122,606	996,433
		8,957,533
Technology Hardware & Equipment 1.0%
Halma plc	590,130	6,968,377
Laird plc	866,112	5,325,387
Oxford Instruments plc	237,097	3,382,680
Spectris plc	179,147	5,456,933
		21,133,377
Telecommunication Services 0.3%
BT Group plc	685,409	4,960,304
Inmarsat plc	3,582	49,603
Vodafone Group plc	216,673	820,757
		5,830,664
Transportation 0.2%
easyJet plc	145,328	3,728,659
Royal Mail plc	5,187	40,863
		3,769,522
Security	Number of Shares	Value ($)
Utilities 0.1%
Centrica plc	40,996	170,511
National Grid plc	30,823	410,215
Severn Trent plc	1,915	65,839
SSE plc	71,257	1,685,870
United Utilities Group plc	5,546	77,148
		2,409,583
		365,675,049
United States 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	17,221	1,391,457
Total Common Stock
(Cost $1,725,778,519)		1,980,788,730

Preferred Stock 0.2% of net assets
Brazil 0.0%
Banks 0.0%
Itau Unibanco Holding S.A.	15,425	135,511
Germany 0.2%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	404	31,621
Porsche Automobil Holding SE	1,245	93,837
Volkswagen AG	1,322	265,158
		390,616
Capital Goods 0.2%
Jungheinrich AG	56,470	3,981,090
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	1,449	171,773
Materials 0.0%
Fuchs Petrolub SE	700	30,421
		4,573,900
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	8,353	27,880
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP	49,011	50,877
		78,757
Total Preferred Stock
(Cost $4,357,444)		4,788,168

Other Investment Companies 3.5% of net assets
Equity Fund 0.6%
Vanguard FTSE Emerging Markets ETF	335,000	12,837,200
    17

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	60,215,616	60,215,616
Total Other Investment Companies
(Cost $75,552,771)		73,052,816
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.03%, 09/17/15 (c)(d)	5,000	5,000
0.04%, 09/17/15 (c)(d)	5,000	5,000
0.05%, 12/10/15 (c)(d)	35,000	34,990
Total Short-Term Investments
(Cost $44,993)		44,990

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $1,820,361,117 and the unrealized appreciation and depreciation were $318,399,465 and ($80,085,878), respectively, with a net unrealized appreciation of $238,313,587.
At 07/31/15, the values of certain foreign securities held by the fund aggregating $1,643,981,339 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Illiquid security. At the period end, the value of these amounted to $37,703,342 or 1.8% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

AUD –	Australian dollar
CHF –	Swiss franc
NZD –	New Zealand dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	329	30,794,400	(42,670)
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
03/16/2016	State Street Bank & Trust Co.	AUD	890,000	USD	643,467	(5,610)
09/16/2015	State Street Bank & Trust Co.	CHF	4,962,000	USD	5,142,385	20,003
03/16/2016	State Street Bank & Trust Co.	USD	2,850,774	AUD	3,943,000	137,468
09/16/2015	State Street Bank & Trust Co.	USD	21,790,364	CHF	21,026,000	7,273
09/16/2015	State Street Bank & Trust Co.	USD	6,281,337	CHF	6,061,000	653,921
10/30/2015	State Street Bank & Trust Co.	USD	5,868,138	NZD	8,950,500	73,025
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						886,080
18

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$464,134,642	$—	$464,134,642
Australia [1]	—	48,902,145	—	48,902,145
Food, Beverage & Tobacco	2,787,933	58,654	—	2,846,587
Materials	56,011	14,942,301	—	14,998,312
Belgium [1]	—	3,314,355	—	3,314,355
Materials	35,152	64,483	—	99,635
Media	1,145,158	—	—	1,145,158
Brazil [1]	3,942,037	—	—	3,942,037
Canada [1]	95,559,702	—	—	95,559,702
China [1]	—	41,335,032	—	41,335,032
Automobiles & Components	7,403,758	—	—	7,403,758
Retailing	1,097,716	—	—	1,097,716
Software & Services	10,575,308	2,043,781	—	12,619,089
Utilities	6,259,407	—	—	6,259,407
Denmark [1]	—	43,564,765	—	43,564,765
Health Care Equipment & Services	15,461	293,462	—	308,923
Insurance	17,327	—	—	17,327
Finland [1]	—	4,432,378	—	4,432,378
Capital Goods	54,334	6,494,973	—	6,549,307
Telecommunication Services	730,592	—	—	730,592
France [1]	—	66,954,310	—	66,954,310
Capital Goods	4,343,786	7,661,511	—	12,005,297
Commercial & Professional Supplies	8,940,577	3,748,556	—	12,689,133
Energy	8,272,844	4,085,347	—	12,358,191
Food, Beverage & Tobacco	11,314	19,893,245	—	19,904,559
Health Care Equipment & Services	5,332,412	2,909,197	—	8,241,609
Media	171,200	2,425,803	—	2,597,003
Pharmaceuticals, Biotechnology & Life Sciences	4,972,137	10,856,767	—	15,828,904
Real Estate	7,800,819	83,731	—	7,884,550
Software & Services	5,912,788	4,180,079	—	10,092,867
Telecommunication Services	49,591	248,086	—	297,677
Transportation	28,423	93,451	—	121,874
Utilities	11,928,068	2,536,869	—	14,464,937
Germany [1]	—	100,423,034	—	100,423,034
Capital Goods	8,701,106	23,621,462	—	32,322,568
Media	6,081,465	11,852,237	—	17,933,702
Retailing	787,540	5,255,198	—	6,042,738
Hong Kong[1]	—	17,676,115	—	17,676,115
Consumer Durables & Apparel	19,504	1,318,890	—	1,338,394
Consumer Services	8,549,072	244,022	—	8,793,094
    19

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Real Estate	$983,429	$789,943	$—	$1,773,372
Telecommunication Services	2,456,801	16,756	—	2,473,557
Ireland [1]	—	1,905,836	—	1,905,836
Capital Goods	1,600,419	791,403	—	2,391,822
Food, Beverage & Tobacco	6,418,345	162,254	—	6,580,599
Israel [1]	—	6,431,244	—	6,431,244
Capital Goods	9,285,308	—	—	9,285,308
Pharmaceuticals, Biotechnology & Life Sciences	4,995,736	483,495	—	5,479,231
Semiconductors & Semiconductor Equipment	5,070,810	—	—	5,070,810
Software & Services	4,393,726	34,478	—	4,428,204
Italy [1]	—	40,804,849	—	40,804,849
Consumer Durables & Apparel	4,559,229	13,415,318	—	17,974,547
Diversified Financials	6,058,768	8,762,627	—	14,821,395
Energy	2,941,139	429,071	—	3,370,210
Mexico [1]	2,780,145	—	—	2,780,145
Netherlands [1]	—	35,377,545	—	35,377,545
Insurance	33,554	167,341	—	200,895
Media	87,525	217,771	—	305,296
Semiconductors & Semiconductor Equipment	2,895,540	282,013	—	3,177,553
New Zealand[1]	—	9,838,666	—	9,838,666
Utilities	18,248	15,100	—	33,348
Peru [1]	665,172	—	—	665,172
Singapore [1]	—	44,836,289	—	44,836,289
Capital Goods	2,783,849	157,144	—	2,940,993
Food, Beverage & Tobacco	16,073	37,310	—	53,383
Spain [1]	—	19,883,396	—	19,883,396
Capital Goods	—	154,979	582	155,561
Consumer Services	11,679,279	—	—	11,679,279
Sweden [1]	—	26,102,174	—	26,102,174
Capital Goods	8,557,574	19,901,858	—	28,459,432
Food & Staples Retailing	22,880	—	—	22,880
Health Care Equipment & Services	18,034	39,934	—	57,968
Telecommunication Services	27,258	134,179	—	161,437
Switzerland [1]	—	108,746,676	—	108,746,676
Capital Goods	3,532,790	13,295,031	—	16,827,821
Health Care Equipment & Services	3,024,187	9,209,346	—	12,233,533
Materials	94,672	12,458,501	—	12,553,173
Real Estate	45,341	—	—	45,341
Taiwan [1]	—	24,810,205	—	24,810,205
Semiconductors & Semiconductor Equipment	1,492,757	258,899	—	1,751,656
United Kingdom[1]	—	211,921,270	—	211,921,270
Capital Goods	20,257,549	65,431,495	—	85,689,044
20

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consumer Services	$5,081,294	$17,979,319	$—	$23,060,613
Food, Beverage & Tobacco	29,593	15,166,272	—	15,195,865
Insurance	11,920,000	6,824,141	—	18,744,141
Real Estate	169,097	1,245,569	—	1,414,666
Retailing	2,803,476	4,436,391	—	7,239,867
Utilities	1,685,870	723,713	—	2,409,583
United States[1]	1,391,457	—	—	1,391,457
Preferred Stock[1]	—	4,652,657	—	4,652,657
Brazil	135,511	—	—	135,511
Other Investment Companies[1]	73,052,816	—	—	73,052,816
Short-Term Investments[1]	—	44,990	—	44,990
Total	$414,647,793	$1,644,026,329	$582	$2,058,674,704
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$891,690	$—	$891,690
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($42,670)	$—	$—	($42,670)
Forward Foreign Currency Exchange Contracts[2]	—	(5,610)	—	(5,610)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Common Stock
Spain	$—	($4)	($25)	$611	$—	$—	$—	$582
Preferred Stock
United Kingdom	3,056	—	10	—	(3,066)	—	—	—
Total	$3,056	($4)	($15)	$611	($3,066)	$—	$—	$582
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $11,169,825 and $66,710,444 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    21

Laudus MarketMasters Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (“NAV”) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (“forwards”): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
22

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On July 31, 2015, the funds had open equity index futures contracts, and the Laudus International MarketMasters Fund had open forward foreign currency exchange contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The Laudus International MarketMasters Fund invests in forwards to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forwards is currency risk.
REG87632JUL15
23

Schwab Capital Trust
Schwab Core Equity Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,011,809,952	2,387,227,177
0.8%	Other Investment Companies	20,324,607	20,324,607
100.0%	Total Investments	2,032,134,559	2,407,551,784
(0.0%)	Other Assets and Liabilities, Net		(583,341)
100.0%	Net Assets		2,406,968,443

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 0.8%
Delphi Automotive plc	200,376	15,645,358
Lear Corp.	23,860	2,483,110
		18,128,468
Banks 5.4%
Bank of America Corp.	356,363	6,371,770
Citigroup, Inc.	961,671	56,219,287
JPMorgan Chase & Co.	499,014	34,197,429
Radian Group, Inc.	1,274,252	23,522,692
Wells Fargo & Co.	161,500	9,346,005
		129,657,183
Capital Goods 7.8%
Allison Transmission Holdings, Inc.	255,468	7,454,556
General Dynamics Corp.	315,311	47,016,023
Huntington Ingalls Industries, Inc.	228,794	26,862,703
Masco Corp.	284,687	7,512,890
Spirit AeroSystems Holdings, Inc., Class A *	791,702	44,572,823
Stanley Black & Decker, Inc.	525,977	55,485,314
		188,904,309
Commercial & Professional Supplies 0.9%
R.R. Donnelley & Sons Co.	1,190,000	20,884,500
Consumer Durables & Apparel 0.8%
NIKE, Inc., Class B	93,510	10,774,222
Wolverine World Wide, Inc.	321,421	9,424,064
		20,198,286
Security	Number of Shares	Value ($)
Consumer Services 1.0%
Darden Restaurants, Inc.	69,085	5,095,710
Starbucks Corp.	151,736	8,790,066
Vail Resorts, Inc.	89,849	9,855,537
		23,741,313
Diversified Financials 5.3%
Affiliated Managers Group, Inc. *	38,132	7,927,643
Lazard Ltd., Class A	774,658	42,923,800
The Goldman Sachs Group, Inc.	129,320	26,519,652
Voya Financial, Inc.	1,057,564	49,652,630
		127,023,725
Energy 7.1%
ConocoPhillips	338,883	17,059,370
CVR Energy, Inc. (a)	227,857	8,710,973
Devon Energy Corp.	379,988	18,779,007
Exxon Mobil Corp.	145,500	11,525,055
Marathon Petroleum Corp.	692,129	37,838,692
Superior Energy Services, Inc.	276,808	4,705,736
Tesoro Corp.	26,034	2,534,150
Valero Energy Corp.	875,652	57,442,771
Western Refining, Inc.	300,153	13,254,757
		171,850,511
Food & Staples Retailing 4.5%
Costco Wholesale Corp.	265,960	38,643,988
The Kroger Co.	1,497,814	58,774,221
Wal-Mart Stores, Inc.	135,055	9,721,259
		107,139,468
Food, Beverage & Tobacco 5.5%
Archer-Daniels-Midland Co.	802,930	38,074,941
Bunge Ltd.	53,156	4,244,507
Dr Pepper Snapple Group, Inc.	311,006	24,948,901
Ingredion, Inc.	57,826	5,100,253
PepsiCo, Inc.	632,966	60,986,274
		133,354,876
Health Care Equipment & Services 5.5%
AmerisourceBergen Corp.	75,562	7,990,681
C.R. Bard, Inc.	95,800	18,839,070
Cardinal Health, Inc.	575,362	48,894,263
Centene Corp. *	154,858	10,860,192
Humana, Inc.	18,304	3,332,975
LifePoint Health, Inc. *	31,715	2,627,905
McKesson Corp.	136,086	30,016,489
Molina Healthcare, Inc. *	142,104	10,718,905
		133,280,480
    1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 1.3%
Spectrum Brands Holdings, Inc.	286,109	30,313,249
Insurance 2.9%
American Financial Group, Inc.	132,554	9,139,598
Everest Re Group Ltd.	12,824	2,348,331
MetLife, Inc.	356,464	19,869,303
Reinsurance Group of America, Inc.	371,354	35,843,088
The Travelers Cos., Inc.	32,387	3,436,909
		70,637,229
Materials 2.5%
Ashland, Inc.	63,905	7,305,620
Crown Holdings, Inc. *	112,530	5,796,420
Graphic Packaging Holding Co.	407,253	6,149,520
International Paper Co.	249,883	11,961,899
LyondellBasell Industries N.V., Class A	119,030	11,168,585
PolyOne Corp.	191,260	6,554,480
Steel Dynamics, Inc.	528,097	10,577,783
		59,514,307
Media 1.9%
Comcast Corp., Class A	732,620	45,722,814
Pharmaceuticals, Biotechnology & Life Sciences 10.7%
AbbVie, Inc.	259,636	18,177,116
Amgen, Inc.	378,432	66,827,307
Biogen, Inc. *	29,975	9,555,431
Celgene Corp. *	153,490	20,145,563
Gilead Sciences, Inc.	425,255	50,120,554
Johnson & Johnson	253,616	25,414,859
PAREXEL International Corp. *	121,795	8,398,983
Pfizer, Inc.	1,622,386	58,503,239
		257,143,052
Real Estate 4.0%
Equity LifeStyle Properties, Inc.	56,136	3,249,152
Equity Residential	46,643	3,489,363
General Growth Properties, Inc.	378,498	10,272,436
Simon Property Group, Inc.	201,107	37,651,252
SL Green Realty Corp.	370,840	42,698,517
		97,360,720
Retailing 6.8%
Amazon.com, Inc. *	13,500	7,238,025
Best Buy Co., Inc.	374,483	12,092,056
Expedia, Inc.	282,428	34,298,056
L Brands, Inc.	84,297	6,804,454
Lowe's Cos., Inc.	896,459	62,178,396
Target Corp.	112,738	9,227,605
The Gap, Inc.	344,689	12,574,255
The Home Depot, Inc.	168,913	19,767,889
		164,180,736
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	350,808	10,155,891
Microsemi Corp. *	266,423	8,775,974
ON Semiconductor Corp. *	680,892	7,231,073
		26,162,938
Software & Services 9.0%
Accenture plc, Class A	162,812	16,787,545
Broadridge Financial Solutions, Inc.	92,550	5,022,689
Computer Sciences Corp.	793,062	51,890,047
eBay, Inc. *	143,000	4,021,160
Electronic Arts, Inc. *	169,752	12,145,756
Google, Inc., Class A *	24,223	15,926,623
Google, Inc., Class C *	16,745	10,475,839
Leidos Holdings, Inc.	230,694	9,412,315
Microsoft Corp.	756,800	35,342,560
Oracle Corp.	85,127	3,399,972
Rackspace Hosting, Inc. *	244,132	8,307,812
Red Hat, Inc. *	60,492	4,783,707
Synopsys, Inc. *	502,106	25,527,069
Xerox Corp.	1,170,725	12,901,390
		215,944,484
Technology Hardware & Equipment 7.0%
Apple, Inc.	1,079,219	130,909,265
EMC Corp.	93,071	2,502,679
F5 Networks, Inc. *	55,380	7,428,673
Hewlett-Packard Co.	767,069	23,410,946
Seagate Technology plc	87,491	4,427,045
		168,678,608
Telecommunication Services 1.8%
Verizon Communications, Inc.	915,661	42,843,778
Transportation 2.7%
Delta Air Lines, Inc.	618,634	27,430,231
FedEx Corp.	108,449	18,590,328
United Continental Holdings, Inc. *	74,881	4,222,540
United Parcel Service, Inc., Class B	140,877	14,420,170
		64,663,269
Utilities 2.9%
Entergy Corp.	391,556	27,808,307
Public Service Enterprise Group, Inc.	115,709	4,821,594
UGI Corp.	1,019,950	37,268,973
		69,898,874
Total Common Stock
(Cost $2,011,809,952)		2,387,227,177

Other Investment Companies 0.8% of net assets
Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	16,490,389	16,490,389
2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	3,834,218	3,834,218
Total Other Investment Companies
(Cost $20,324,607)		20,324,607

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,032,719,572 and the unrealized appreciation and depreciation were $408,564,226 and ($33,732,014), respectively, with a net unrealized appreciation of $374,832,212.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,832,213.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	114	11,960,880	77,918

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,387,227,177	$—	$—	$2,387,227,177
Other Investment Companies[1]	20,324,607	—	—	20,324,607
Total	$2,407,551,784	$—	$—	$2,407,551,784
Other Financial Instruments
Futures Contracts[2]	$77,918	$—	$—	$77,918
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    3

Schwab Capital Trust
Schwab Dividend Equity Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	1,757,911,507	1,945,865,060
0.8%	Short-Term Investments	14,708,883	14,708,883
99.9%	Total Investments	1,772,620,390	1,960,573,943
0.1%	Other Assets and Liabilities, Net		2,325,810
100.0%	Net Assets		1,962,899,753

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Automobiles & Components 1.6%
Ford Motor Co.	753,605	11,175,962
General Motors Co.	583,591	18,388,953
Lear Corp.	17,075	1,776,995
		31,341,910
Banks 11.1%
Citigroup, Inc.	913,452	53,400,404
Citizens Financial Group, Inc.	167,138	4,357,288
Fifth Third Bancorp	464,700	9,791,229
First Niagara Financial Group, Inc.	387,000	3,757,770
Huntington Bancshares, Inc.	430,000	5,018,100
JPMorgan Chase & Co.	1,348,336	92,401,466
Radian Group, Inc.	696,114	12,850,264
Regions Financial Corp.	376,400	3,910,796
Wells Fargo & Co.	544,051	31,484,231
		216,971,548
Capital Goods 7.7%
Allison Transmission Holdings, Inc.	190,831	5,568,448
General Dynamics Corp.	295,923	44,125,078
General Electric Co.	462,800	12,079,080
Huntington Ingalls Industries, Inc.	134,780	15,824,520
Lockheed Martin Corp.	11,391	2,359,076
Spirit AeroSystems Holdings, Inc., Class A *	496,822	27,971,079
Stanley Black & Decker, Inc.	408,718	43,115,662
		151,042,943
Commercial & Professional Supplies 1.4%
Pitney Bowes, Inc.	292,563	6,120,418
R.R. Donnelley & Sons Co.	1,186,316	20,819,846
		26,940,264
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Wolverine World Wide, Inc.	108,484	3,180,751
Consumer Services 1.1%
Darden Restaurants, Inc.	55,231	4,073,839
Vail Resorts, Inc.	153,102	16,793,758
		20,867,597
Diversified Financials 6.5%
Interactive Brokers Group, Inc., Class A	45,575	1,829,836
Janus Capital Group, Inc.	304,748	4,991,772
Lazard Ltd., Class A	678,120	37,574,629
Navient Corp.	352,899	5,540,515
The Goldman Sachs Group, Inc.	196,140	40,222,430
Voya Financial, Inc.	814,137	38,223,732
		128,382,914
Energy 12.0%
Chevron Corp.	376,315	33,296,351
ConocoPhillips	703,270	35,402,612
CVR Energy, Inc.	150,739	5,762,752
Devon Energy Corp.	311,024	15,370,806
Exxon Mobil Corp.	471,144	37,319,316
Marathon Oil Corp.	320,700	6,737,907
Marathon Petroleum Corp.	244,228	13,351,945
Murphy Oil Corp.	359,063	11,773,676
National Oilwell Varco, Inc.	195,932	8,254,615
Superior Energy Services, Inc.	443,899	7,546,283
Tesoro Corp.	113,700	11,067,558
Valero Energy Corp.	684,401	44,896,706
Western Refining, Inc.	124,852	5,513,464
		236,293,991
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	20,115	2,922,710
The Kroger Co.	1,040,910	40,845,308
Wal-Mart Stores, Inc.	331,489	23,860,578
		67,628,596
Food, Beverage & Tobacco 4.1%
Archer-Daniels-Midland Co.	509,416	24,156,507
Bunge Ltd.	229,058	18,290,281
ConAgra Foods, Inc.	88,129	3,882,964
Dr Pepper Snapple Group, Inc.	197,905	15,875,939
PepsiCo, Inc.	186,457	17,965,132
		80,170,823
Health Care Equipment & Services 3.6%
Cardinal Health, Inc.	446,694	37,960,056
Centene Corp. *	174,992	12,272,189
    1

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
McKesson Corp.	21,910	4,832,689
Molina Healthcare, Inc. *	197,430	14,892,145
		69,957,079
Household & Personal Products 0.3%
Spectrum Brands Holdings, Inc.	58,048	6,150,186
Insurance 5.9%
Assured Guaranty Ltd.	250,413	6,125,102
Everest Re Group Ltd.	10,792	1,976,231
MetLife, Inc.	719,300	40,093,782
Reinsurance Group of America, Inc.	429,882	41,492,211
The Travelers Cos., Inc.	254,328	26,989,287
		116,676,613
Materials 3.9%
International Paper Co.	753,020	36,047,068
LyondellBasell Industries N.V., Class A	203,841	19,126,401
PolyOne Corp.	163,956	5,618,772
Steel Dynamics, Inc.	820,706	16,438,741
		77,230,982
Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	128,421	8,990,754
Amgen, Inc.	208,998	36,906,957
Gilead Sciences, Inc.	149,523	17,622,781
Johnson & Johnson	149,900	15,021,479
Merck & Co., Inc.	107,715	6,350,876
Pfizer, Inc.	2,138,601	77,117,952
		162,010,799
Real Estate 6.2%
Brandywine Realty Trust	203,818	2,806,574
CBL & Associates Properties, Inc.	157,146	2,567,766
Duke Realty Corp.	1,409,778	28,435,222
Equity LifeStyle Properties, Inc.	175,148	10,137,566
Equity Residential	151,618	11,342,543
General Growth Properties, Inc.	101,769	2,762,011
Kilroy Realty Corp.	112,898	7,998,823
Retail Properties of America, Inc., Class A	597,000	8,692,320
RLJ Lodging Trust	142,000	4,235,860
Simon Property Group, Inc.	68,893	12,898,147
SL Green Realty Corp.	225,387	25,951,059
UDR, Inc.	102,692	3,472,017
		121,299,908
Retailing 3.1%
American Eagle Outfitters, Inc.	255,832	4,541,018
Best Buy Co., Inc.	333,863	10,780,436
Chico's FAS, Inc.	211,921	3,225,438
Lowe's Cos., Inc.	437,677	30,357,277
The Gap, Inc.	223,563	8,155,578
The Home Depot, Inc.	34,114	3,992,361
		61,052,108
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	1,070,970	31,004,582
Software & Services 5.1%
Accenture plc, Class A	36,522	3,765,783
Computer Sciences Corp.	616,018	40,306,058
Electronic Arts, Inc. *	140,409	10,046,264
Leidos Holdings, Inc.	257,205	10,493,964
Microsoft Corp.	477,374	22,293,366
Rackspace Hosting, Inc. *	289,026	9,835,555
Xerox Corp.	258,734	2,851,248
		99,592,238
Technology Hardware & Equipment 3.2%
Apple, Inc.	247,827	30,061,415
F5 Networks, Inc. *	48,271	6,475,072
Hewlett-Packard Co.	893,393	27,266,354
		63,802,841
Telecommunication Services 1.3%
CenturyLink, Inc.	355,099	10,155,831
Verizon Communications, Inc.	337,843	15,807,674
		25,963,505
Transportation 1.7%
Alaska Air Group, Inc.	44,771	3,391,403
Delta Air Lines, Inc.	156,142	6,923,336
Southwest Airlines Co.	399,602	14,465,593
United Continental Holdings, Inc. *	161,131	9,086,177
		33,866,509
Utilities 5.8%
AES Corp.	854,365	10,935,872
American Electric Power Co., Inc.	490,867	27,768,346
Entergy Corp.	487,549	34,625,730
NRG Energy, Inc.	370,108	8,308,925
UGI Corp.	897,578	32,797,500
		114,436,373
Total Common Stock
(Cost $1,757,911,507)		1,945,865,060
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.8% of net assets
Time Deposits 0.8%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	940,855	940,855
2

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Skandinaviska Enskilda Banken
0.03%, 08/03/15	13,768,028	13,768,028
Total Short-Term Investments
(Cost $14,708,883)		14,708,883

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $1,772,620,390 and the unrealized appreciation and depreciation were $249,474,609 and ($61,521,056), respectively, with a net unrealized appreciation of $187,953,553.
*	Non-income producing security.
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	98	10,282,160	66,982

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,945,865,060	$—	$—	$1,945,865,060
Short-Term Investments[1]	—	14,708,883	—	14,708,883
Total	$1,945,865,060	$14,708,883	$—	$1,960,573,943
Other Financial Instruments
Futures Contracts[2]	$66,982	$—	$—	$66,982
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    3

Schwab Capital Trust
Schwab Large-Cap Growth Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	219,610,474	260,648,684
0.2%	Other Investment Company	566,847	566,847
0.8%	Short-Term Investment	2,118,791	2,118,791
100.2%	Total Investments	222,296,112	263,334,322
(0.2%)	Other Assets and Liabilities, Net		(653,929)
100.0%	Net Assets		262,680,393

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.0%
Delphi Automotive plc	19,759	1,542,783
Lear Corp.	10,155	1,056,831
		2,599,614
Banks 1.3%
Radian Group, Inc.	178,398	3,293,227
Capital Goods 7.1%
Huntington Ingalls Industries, Inc.	49,804	5,847,488
Masco Corp.	103,540	2,732,421
Owens Corning	14,991	672,346
Spirit AeroSystems Holdings, Inc., Class A *	103,481	5,825,980
Stanley Black & Decker, Inc.	35,035	3,695,842
		18,774,077
Commercial & Professional Supplies 1.3%
R.R. Donnelley & Sons Co.	201,500	3,536,325
Consumer Durables & Apparel 3.2%
NIKE, Inc., Class B	31,393	3,617,102
TopBuild Corp. *	11,504	330,855
Wolverine World Wide, Inc.	147,463	4,323,615
		8,271,572
Consumer Services 1.9%
Darden Restaurants, Inc.	18,125	1,336,900
Jack in the Box, Inc.	8,936	848,920
Vail Resorts, Inc.	24,376	2,673,803
		4,859,623
Security	Number of Shares	Value ($)
Diversified Financials 3.4%
Lazard Ltd., Class A	62,985	3,489,999
The Goldman Sachs Group, Inc.	8,983	1,842,144
Voya Financial, Inc.	77,036	3,616,840
		8,948,983
Energy 3.1%
CVR Energy, Inc.	12,427	475,084
Devon Energy Corp.	15,521	767,048
Marathon Petroleum Corp.	39,686	2,169,633
Superior Energy Services, Inc.	603	10,251
Tesoro Corp.	5,852	569,634
Valero Energy Corp.	58,590	3,843,504
Western Refining, Inc.	8,350	368,736
		8,203,890
Food & Staples Retailing 2.6%
The Kroger Co.	173,242	6,798,016
Food, Beverage & Tobacco 7.2%
Archer-Daniels-Midland Co.	92,802	4,400,671
Bunge Ltd.	28,660	2,288,501
ConAgra Foods, Inc.	17,605	775,676
Dr Pepper Snapple Group, Inc.	79,723	6,395,379
PepsiCo, Inc.	53,362	5,141,429
		19,001,656
Health Care Equipment & Services 7.0%
AmerisourceBergen Corp.	56,774	6,003,851
Cardinal Health, Inc.	52,547	4,465,444
Centene Corp. *	9,532	668,479
Community Health Systems, Inc. *	16,981	993,558
Hologic, Inc. *	23,532	980,343
Humana, Inc.	3,289	598,894
Molina Healthcare, Inc. *	58,297	4,397,343
STERIS Corp.	5,900	407,867
		18,515,779
Household & Personal Products 0.9%
Spectrum Brands Holdings, Inc.	22,753	2,410,680
Insurance 2.0%
Reinsurance Group of America, Inc.	54,081	5,219,898
Materials 2.7%
International Paper Co.	11,278	539,878
LyondellBasell Industries N.V., Class A	24,602	2,308,406
PolyOne Corp.	76,274	2,613,910
Steel Dynamics, Inc.	76,421	1,530,712
		6,992,906
    1

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 3.8%
Comcast Corp., Class A	121,275	7,568,773
Starz, Class A *	25,000	1,011,250
The Interpublic Group of Cos., Inc.	18,266	389,066
The Walt Disney Co.	8,623	1,034,760
		10,003,849
Pharmaceuticals, Biotechnology & Life Sciences 12.3%
AbbVie, Inc.	78,584	5,501,666
Amgen, Inc.	47,432	8,376,017
Biogen, Inc. *	7,353	2,343,989
Catalent, Inc. *	29,197	995,034
Celgene Corp. *	43,217	5,672,231
Gilead Sciences, Inc.	76,998	9,074,984
PAREXEL International Corp. *	5,454	376,108
		32,340,029
Real Estate 1.8%
SL Green Realty Corp.	39,952	4,600,073
Retailing 8.7%
Amazon.com, Inc. *	2,708	1,451,894
Best Buy Co., Inc.	46,800	1,511,172
Chico's FAS, Inc.	45,151	687,198
Expedia, Inc.	21,235	2,578,779
Kohl's Corp.	32,854	2,014,607
L Brands, Inc.	27,544	2,223,352
Lowe's Cos., Inc.	104,641	7,257,900
The Gap, Inc.	76,911	2,805,713
The Home Depot, Inc.	17,145	2,006,479
The TJX Cos., Inc.	5,338	372,699
		22,909,793
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	47,878	1,386,068
Microsemi Corp. *	64,392	2,121,073
Teradyne, Inc.	14,885	286,685
		3,793,826
Software & Services 12.9%
Accenture plc, Class A	23,119	2,383,800
Computer Sciences Corp.	83,292	5,449,796
eBay, Inc. *	8,983	252,602
Electronic Arts, Inc. *	46,894	3,355,266
Facebook, Inc., Class A *	43,557	4,094,794
Google, Inc., Class A *	6,100	4,010,750
IAC/InterActiveCorp	4,600	355,396
Leidos Holdings, Inc.	102,151	4,167,761
Microsoft Corp.	96,402	4,501,973
NeuStar, Inc., Class A *(a)	20,061	619,283
PayPal Holdings, Inc. *	8,983	347,642
Rackspace Hosting, Inc. *	116,511	3,964,869
Xerox Corp.	43,559	480,020
		33,983,952
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 9.2%
Apple, Inc.	175,775	21,321,507
F5 Networks, Inc. *	13,327	1,787,684
Hewlett-Packard Co.	32,101	979,723
		24,088,914
Telecommunication Services 0.4%
Verizon Communications, Inc.	20,331	951,287
Transportation 3.4%
Alaska Air Group, Inc.	25,235	1,911,551
Delta Air Lines, Inc.	78,710	3,490,002
Matson, Inc.	34,000	1,408,280
Southwest Airlines Co.	28,052	1,015,482
United Continental Holdings, Inc. *	18,715	1,055,339
		8,880,654
Utilities 0.6%
UGI Corp.	45,705	1,670,061
Total Common Stock
(Cost $219,610,474)		260,648,684

Other Investment Company 0.2% of net assets
Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	566,847	566,847
Total Other Investment Company
(Cost $566,847)		566,847
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets
Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
0.03%, 08/03/15	2,118,791	2,118,791
Total Short-Term Investment
(Cost $2,118,791)		2,118,791

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $222,296,112 and the unrealized appreciation and depreciation were $45,635,844 and ($4,597,634), respectively, with a net unrealized appreciation of $41,038,210.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $588,290.
(b)	The rate shown is the 7-day yield.
2

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	15	1,573,800	10,252

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$260,648,684	$—	$—	$260,648,684
Other Investment Company[1]	566,847	—	—	566,847
Short-Term Investment[1]	—	2,118,791	—	2,118,791
Total	$261,215,531	$2,118,791	$—	$263,334,322
Other Financial Instruments
Futures Contracts[2]	$10,252	$—	$—	$10,252
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    3

Schwab Capital Trust
Schwab Small-Cap Equity Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	606,694,459	660,493,166
3.4%	Other Investment Company	22,238,704	22,238,704
0.6%	Short-Term Investment	3,950,623	3,950,623
103.7%	Total Investments	632,883,786	686,682,493
(3.7%)	Other Assets and Liabilities, Net		(24,490,777)
100.0%	Net Assets		662,191,716

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.8%
American Axle & Manufacturing Holdings, Inc. *	331,046	6,614,299
Cooper Tire & Rubber Co.	75,364	2,481,737
Dana Holding Corp.	9,606	178,287
Tower International, Inc. *	102,880	2,688,254
		11,962,577
Banks 6.9%
1st Source Corp.	31,910	1,084,621
Banc of California, Inc.	261,892	3,176,750
BancFirst Corp.	13,210	840,288
BNC Bancorp	18,449	415,471
Camden National Corp.	12,585	506,672
Federal Agricultural Mortgage Corp., Class C	44,174	1,181,654
Financial Institutions, Inc.	22,109	542,555
First Bancorp (North Carolina)	14,300	244,101
First BanCorp (Puerto Rico) *	1,059,719	4,567,389
First Business Financial Services, Inc.	7,755	339,281
First Citizens BancShares, Inc., Class A	4,287	1,098,930
First Community Bancshares, Inc.	27,051	481,237
First Defiance Financial Corp.	10,948	420,951
First Financial Corp.	28,595	948,782
First Interstate BancSystem, Inc., Class A	28,960	803,061
Great Southern Bancorp, Inc.	5,287	219,411
Great Western Bancorp, Inc.	73,760	1,936,938
Heartland Financial USA, Inc.	6,013	226,570
International Bancshares Corp.	44,030	1,185,728
MainSource Financial Group, Inc.	29,140	637,875
MGIC Investment Corp. *	123,405	1,366,093
OFG Bancorp	51,365	414,002
Preferred Bank	31,993	1,008,419
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	21,596	465,610
Radian Group, Inc.	436,298	8,054,061
State Bank Financial Corp.	40,348	817,047
Synovus Financial Corp.	148,671	4,686,110
TCF Financial Corp.	175,248	2,884,582
United Community Banks, Inc.	210,147	4,385,768
Waterstone Financial, Inc.	46,541	600,844
WSFS Financial Corp.	14,072	404,007
		45,944,808
Capital Goods 6.3%
Accuride Corp. *	120,851	491,864
Aerojet Rocketdyne Holdings, Inc. *	90,123	2,109,779
Altra Industrial Motion Corp.	20,400	518,160
Blount International, Inc. *	230,349	1,925,718
Commercial Vehicle Group, Inc. *	22,729	134,328
Cubic Corp.	151,086	6,703,686
Ducommun, Inc. *	18,217	436,297
EMCOR Group, Inc.	51,497	2,463,102
General Cable Corp.	345,516	5,638,821
Global Brass & Copper Holdings, Inc.	66,151	1,114,644
Griffon Corp.	75,697	1,305,016
Hillenbrand, Inc.	19,568	554,948
Hurco Cos., Inc.	9,200	287,960
Kadant, Inc.	20,540	936,419
Kaman Corp.	57,592	2,273,156
L.B. Foster Co., Class A	10,746	315,395
Lydall, Inc. *	18,463	548,536
Meritor, Inc. *	28,128	396,042
Moog, Inc., Class A *	37,689	2,519,887
National Presto Industries, Inc. (a)	13,791	1,091,696
Patrick Industries, Inc. *	4,786	172,487
Rexnord Corp. *	65,614	1,391,017
Titan Machinery, Inc. *	15,257	214,361
Wabash National Corp. *	603,119	8,286,855
		41,830,174
Commercial & Professional Supplies 2.4%
ACCO Brands Corp. *	53,714	439,381
ARC Document Solutions, Inc. *	30,710	212,206
CDI Corp.	6,016	72,854
CRA International, Inc. *	47,816	1,116,026
Deluxe Corp.	45,901	2,957,401
Ennis, Inc.	151,897	2,548,832
Heidrick & Struggles International, Inc.	100,606	2,200,253
Hill International, Inc. *	70,478	336,885
Kimball International, Inc., Class B	7,198	81,481
Quad Graphics, Inc.	345,894	5,689,956
		15,655,275
Consumer Durables & Apparel 1.3%
CSS Industries, Inc.	20,620	585,402
Culp, Inc.	55,471	1,677,998
JAKKS Pacific, Inc. *(a)	374,255	3,686,412
    1

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Johnson Outdoors, Inc., Class A	7,100	149,810
Libbey, Inc.	15,237	566,969
Perry Ellis International, Inc. *	69,362	1,670,930
		8,337,521
Consumer Services 4.4%
Ascent Capital Group, Inc., Class A *	43,779	1,708,694
Boyd Gaming Corp. *	307,612	5,257,089
Capella Education Co.	22,345	1,150,991
ClubCorp Holdings, Inc.	57,412	1,338,848
Diamond Resorts International, Inc. *	161,809	5,071,094
Isle of Capri Casinos, Inc. *	223,209	4,071,332
K12, Inc. *	188,405	2,485,062
Papa John's International, Inc.	12,024	908,534
Penn National Gaming, Inc. *	153,465	2,928,112
Regis Corp. *	173,292	2,535,262
Ruby Tuesday, Inc. *	142,609	1,046,750
Ruth's Hospitality Group, Inc.	2,807	49,207
Strayer Education, Inc. *	8,651	481,082
Universal Technical Institute, Inc.	37,090	236,263
		29,268,320
Diversified Financials 3.8%
Calamos Asset Management, Inc., Class A	78,751	945,799
Cash America International, Inc.	261,126	7,241,024
Diamond Hill Investment Group, Inc.	999	192,297
Gain Capital Holdings, Inc.	205,322	1,433,148
Interactive Brokers Group, Inc., Class A	140,190	5,628,628
Janus Capital Group, Inc.	130,141	2,131,710
KCG Holdings, Inc., Class A *	357,301	3,794,537
MarketAxess Holdings, Inc.	12,896	1,261,229
Marlin Business Services Corp.	8,068	128,201
Nelnet, Inc., Class A	43,796	1,725,124
Oppenheimer Holdings, Inc., Class A	20,296	460,719
		24,942,416
Energy 3.4%
Alon USA Energy, Inc.	313,065	5,826,140
Basic Energy Services, Inc. *	175,753	1,061,548
Cloud Peak Energy, Inc. *	95,161	302,612
Contango Oil & Gas Co. *	39,908	366,355
Delek US Holdings, Inc.	116,272	4,147,422
Green Plains, Inc.	23,827	534,916
ION Geophysical Corp. *	599,300	473,387
Matrix Service Co. *	57,590	1,116,094
Par Petroleum Corp. *	38,117	686,487
Parker Drilling Co. *	368,640	936,346
Pioneer Energy Services Corp. *	459,778	1,682,788
REX American Resources Corp. *	99,094	5,117,214
		22,251,309
Food & Staples Retailing 1.4%
Ingles Markets, Inc., Class A	14,855	687,490
SpartanNash, Co.	110,916	3,572,604
SUPERVALU, Inc. *	440,200	4,058,644
The Fresh Market, Inc. *	15,659	477,600
Village Super Market, Inc., Class A	24,752	709,887
		9,506,225
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.7%
Cal-Maine Foods, Inc. (a)	47,589	2,577,420
Coca-Cola Bottling Co. Consolidated	23,003	3,726,486
Dean Foods Co.	463,202	8,244,996
Fresh Del Monte Produce, Inc.	20,444	807,947
John B. Sanfilippo & Son, Inc.	33,771	1,755,754
National Beverage Corp. *	7,759	184,431
Sanderson Farms, Inc. (a)	73,811	5,315,130
Universal Corp.	32,420	1,849,561
		24,461,725
Health Care Equipment & Services 4.7%
Accuray, Inc. *	26,149	166,831
Alliance HealthCare Services, Inc. *	8,250	123,420
AngioDynamics, Inc. *	19,638	304,389
Anika Therapeutics, Inc. *	29,988	1,136,545
Cantel Medical Corp.	5,435	298,273
CryoLife, Inc.	7,332	80,285
Cynosure, Inc., Class A *	7,020	272,376
Exactech, Inc. *	14,757	294,845
Globus Medical, Inc., Class A *	19,096	535,834
Greatbatch, Inc. *	44,484	2,425,712
Hill-Rom Holdings, Inc.	11,796	660,930
Integra LifeSciences Holdings Corp. *	35,117	2,252,053
Merge Healthcare, Inc. *	217,088	1,191,813
Merit Medical Systems, Inc. *	138,449	3,538,756
Molina Healthcare, Inc. *	115,012	8,675,355
National HealthCare Corp.	8,700	549,840
Natus Medical, Inc. *	19,730	891,007
NuVasive, Inc. *	5,180	284,952
Quality Systems, Inc.	151,310	1,929,202
RadNet, Inc. *	361,827	2,420,623
RTI Surgical, Inc. *	44,624	324,863
SurModics, Inc. *	54,803	1,287,322
Triple-S Management Corp., Class B *	80,389	1,734,795
		31,380,021
Household & Personal Products 0.8%
Central Garden & Pet Co., Class A *	187,525	1,890,252
Medifast, Inc. *	7,666	236,650
USANA Health Sciences, Inc. *	26,319	3,280,663
		5,407,565
Insurance 3.3%
American Equity Investment Life Holding Co.	213,893	6,318,399
Employers Holdings, Inc.	8,609	206,616
Fidelity & Guaranty Life	36,495	949,965
Heritage Insurance Holdings, Inc. *	21,043	520,183
Maiden Holdings Ltd.	408,230	6,752,124
National Western Life Insurance Co., Class A	1,897	457,158
Selective Insurance Group, Inc.	138,059	4,253,598
Symetra Financial Corp.	104,123	2,607,240
		22,065,283
2

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 1.8%
AEP Industries, Inc. *	19,378	936,926
Century Aluminum Co. *	460,547	4,292,298
Clearwater Paper Corp. *	5,353	315,024
Commercial Metals Co.	35,272	543,542
Domtar Corp.	46,924	1,907,930
Innospec, Inc.	8,039	347,687
SunCoke Energy, Inc.	107,342	1,319,233
Trinseo S.A. *(a)	80,297	1,956,035
		11,618,675
Media 1.3%
Nexstar Broadcasting Group, Inc., Class A	97,188	5,574,704
Sinclair Broadcast Group, Inc., Class A	95,430	2,769,378
World Wrestling Entertainment, Inc., Class A (a)	13,240	259,107
		8,603,189
Pharmaceuticals, Biotechnology & Life Sciences 15.1%
Acorda Therapeutics, Inc. *	180,601	6,205,450
Affymetrix, Inc. *	13,859	151,895
AMAG Pharmaceuticals, Inc. *	111,319	7,113,284
ANI Pharmaceuticals, Inc. *	7,628	541,817
Bio-Rad Laboratories, Inc., Class A *	3,794	571,908
BioSpecifics Technologies Corp. *	36,710	2,522,711
Catalent, Inc. *	100,139	3,412,737
Cepheid *	44,512	2,474,422
Dyax Corp. *	150,773	3,710,523
Emergent Biosolutions, Inc. *	246,497	8,092,496
Enanta Pharmaceuticals, Inc. *	114,822	5,815,734
Halozyme Therapeutics, Inc. *	64,330	1,501,462
Impax Laboratories, Inc. *	28,675	1,389,590
Infinity Pharmaceuticals, Inc. *	301,770	2,637,470
Ironwood Pharmaceuticals, Inc. *	42,886	448,159
Lannett Co., Inc. *	51,366	3,061,414
Ligand Pharmaceuticals, Inc. *	45,712	4,948,781
MacroGenics, Inc. *	18,890	710,264
MiMedx Group, Inc. *(a)	282,849	3,034,970
Nektar Therapeutics *	19,362	244,155
NewLink Genetics Corp. *(a)	45,280	2,361,352
Orexigen Therapeutics, Inc. *(a)	117,170	468,680
Osiris Therapeutics, Inc. *(a)	137,017	2,922,573
PAREXEL International Corp. *	74,377	5,129,038
PDL BioPharma, Inc.	396,033	2,304,912
Pernix Therapeutics Holdings, Inc. *	242,133	1,205,822
Phibro Animal Health Corp., Class A	113,738	4,467,629
POZEN, Inc. *(a)	165,934	1,924,834
Prestige Brands Holdings, Inc. *	136,520	6,501,082
Repligen Corp. *	28,168	986,162
Sagent Pharmaceuticals, Inc. *	30,122	740,399
SciClone Pharmaceuticals, Inc. *	260,697	2,374,950
Spectrum Pharmaceuticals, Inc. *	637,952	4,411,438
Sucampo Pharmaceuticals, Inc., Class A *	128,377	2,797,335
Supernus Pharmaceuticals, Inc. *	138,403	2,935,528
The Medicines Co. *	5,398	169,443
		100,290,419
Security	Number of Shares	Value ($)
Real Estate 7.5%
CoreSite Realty Corp.	156,585	7,860,567
CyrusOne, Inc.	171,910	5,284,513
DuPont Fabros Technology, Inc.	81,166	2,447,155
Empire State Realty Trust, Inc., Class A	435,973	7,751,600
First Industrial Realty Trust, Inc.	392,600	8,221,044
Highwoods Properties, Inc.	81,690	3,457,938
Marcus & Millichap, Inc. *	36,129	1,851,250
RE/MAX Holdings, Inc., Class A	45,022	1,702,732
RLJ Lodging Trust	39,731	1,185,176
Saul Centers, Inc.	49,218	2,553,430
Summit Hotel Properties, Inc.	472,701	6,442,914
Sunstone Hotel Investors, Inc.	55,696	783,643
		49,541,962
Retailing 4.2%
1-800-Flowers.com, Inc., Class A *	115,574	1,149,961
Barnes & Noble, Inc. *	3,303	86,836
Build-A-Bear Workshop, Inc. *	109,612	1,912,729
Chico's FAS, Inc.	257,536	3,919,698
Citi Trends, Inc. *	90,499	2,154,781
Haverty Furniture Cos., Inc.	11,724	260,038
Outerwall, Inc. (a)	75,177	5,324,035
Rent-A-Center, Inc.	204,879	5,488,708
Select Comfort Corp. *	176,672	4,600,539
Stage Stores, Inc.	92,096	1,620,890
The Cato Corp., Class A	22,927	880,626
Tilly's, Inc., Class A *	79,209	716,842
		28,115,683
Semiconductors & Semiconductor Equipment 4.0%
Alpha & Omega Semiconductor Ltd. *	12,475	97,929
Amkor Technology, Inc. *	515,327	2,272,592
Cohu, Inc.	196,436	1,946,681
Diodes, Inc. *	89,283	1,981,190
Fairchild Semiconductor International, Inc. *	142,403	2,144,589
FormFactor, Inc. *	338,952	2,450,623
IXYS Corp.	68,496	716,468
Microsemi Corp. *	103,253	3,401,154
Pericom Semiconductor Corp.	51,100	611,667
Photronics, Inc. *	205,088	1,691,976
PMC-Sierra, Inc. *	127,476	868,111
Synaptics, Inc. *	16,741	1,328,901
Tessera Technologies, Inc.	169,531	5,875,944
Xcerra Corp. *	165,653	1,041,129
		26,428,954
Software & Services 8.8%
ACI Worldwide, Inc. *	67,641	1,601,062
AVG Technologies N.V. *	34,322	986,414
Blackhawk Network Holdings, Inc. *	84,876	3,898,355
BroadSoft, Inc. *	35,331	1,233,759
Cimpress N.V. *	35,839	2,312,691
comScore, Inc. *	12,970	758,745
Constant Contact, Inc. *	79,664	2,058,518
CSG Systems International, Inc.	11,532	358,645
DHI Group, Inc. *	341,856	2,724,592
EarthLink Holdings Corp.	699,937	5,137,538
    3

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Endurance International Group Holdings, Inc. *(a)	90,413	1,827,247
Epiq Systems, Inc.	65,465	1,083,446
ePlus, Inc. *	4,932	379,320
Fair Isaac Corp.	37,066	3,361,516
Internap Corp. *	20,226	186,281
Intralinks Holdings, Inc. *	111,799	1,270,037
LogMeIn, Inc. *	48,805	3,591,072
Mentor Graphics Corp.	35,415	923,977
MicroStrategy, Inc., Class A *	27,464	5,598,536
Monster Worldwide, Inc. *	574,371	4,049,316
Progress Software Corp. *	108,480	3,219,686
QAD, Inc., Class A	34,750	927,477
QuinStreet, Inc. *	33,965	197,676
Science Applications International Corp.	112,907	6,060,848
Sykes Enterprises, Inc. *	82,551	2,012,593
TeleCommunication Systems, Inc., Class A *	104,770	384,506
United Online, Inc. *	18,251	253,689
VASCO Data Security International, Inc. *(a)	68,447	1,395,634
Web.com Group, Inc. *	16,195	403,094
		58,196,270
Technology Hardware & Equipment 6.8%
Black Box Corp.	19,582	306,654
Checkpoint Systems, Inc.	84,800	741,152
Ciena Corp. *	183,256	4,663,865
Diebold, Inc.	89,059	3,032,459
Harmonic, Inc. *	305,019	1,833,164
Insight Enterprises, Inc. *	177,586	4,793,046
Lexmark International, Inc., Class A	92,682	3,150,261
Methode Electronics, Inc.	56,707	1,521,449
NETGEAR, Inc. *	141,784	4,748,346
Newport Corp. *	38,588	611,234
Polycom, Inc. *	328,263	3,735,633
QLogic Corp. *	88,262	782,884
RealD, Inc. *	55,939	702,035
Sanmina Corp. *	128,990	2,846,809
SYNNEX Corp.	48,516	3,669,265
Tech Data Corp. *	107,162	6,250,760
Vishay Intertechnology, Inc.	117,931	1,353,848
		44,742,864
Telecommunication Services 1.4%
General Communication, Inc., Class A *	151,257	2,783,129
Hawaiian Telcom Holdco, Inc. *	5,948	148,105
IDT Corp., Class B	183,796	3,128,208
Inteliquent, Inc.	57,554	1,047,483
Premiere Global Services, Inc. *	110,115	1,188,141
Shenandoah Telecommunications Co.	8,300	285,354
Spok Holdings, Inc.	38,190	638,918
Vonage Holdings Corp. *	60,400	385,956
		9,605,294
Security	Number of Shares	Value ($)
Transportation 3.6%
Air Transport Services Group, Inc. *	241,571	2,500,260
ArcBest Corp.	117,237	3,874,683
Atlas Air Worldwide Holdings, Inc. *	51,684	2,540,269
Hawaiian Holdings, Inc. *	222,027	4,822,426
Matson, Inc.	111,975	4,638,005
P.A.M. Transportation Services, Inc. *	2,595	136,497
Park-Ohio Holdings Corp.	17,697	794,772
YRC Worldwide, Inc. *	239,021	4,613,105
		23,920,017
Utilities 1.0%
American States Water Co.	64,155	2,473,175
Consolidated Water Co., Ltd.	16,109	194,919
Southwest Gas Corp.	66,534	3,748,526
		6,416,620
Total Common Stock
(Cost $606,694,459)		660,493,166

Other Investment Company 3.4% of net assets
Securities Lending Collateral 3.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	22,238,704	22,238,704
Total Other Investment Company
(Cost $22,238,704)		22,238,704
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
Wells Fargo
0.03%, 08/03/15	3,950,623	3,950,623
Total Short-Term Investment
(Cost $3,950,623)		3,950,623

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $633,402,733 and the unrealized appreciation and depreciation were $96,928,743 and ($43,648,983), respectively, with a net unrealized appreciation of $53,279,760.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,922,006.
(b)	The rate shown is the 7-day yield.
4

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$660,493,166	$—	$—	$660,493,166
Other Investment Company[1]	22,238,704	—	—	22,238,704
Short-Term Investment[1]	—	3,950,623	—	3,950,623
Total	$682,731,870	$3,950,623	$—	$686,682,493
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    5

Schwab Capital Trust
Schwab Hedged Equity Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	186,597,177	211,516,482
99.6%	Total Investments	186,597,177	211,516,482
(37.5%)	Short Sales	(80,322,532)	(79,615,568)
37.9%	Other Assets and Liabilities, Net		80,558,645
100.0%	Net Assets		212,459,559

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 0.5%
American Axle & Manufacturing Holdings, Inc. *	52,811	1,055,164
Banks 7.2%
Bank of America Corp. (a)	111,244	1,989,043
Citigroup, Inc. (a)	70,658	4,130,667
Fifth Third Bancorp (a)	49,566	1,044,355
Radian Group, Inc.	202,790	3,743,503
Regions Financial Corp. (a)	239,500	2,488,405
The PNC Financial Services Group, Inc. (a)	18,477	1,814,072
		15,210,045
Capital Goods 5.0%
Allison Transmission Holdings, Inc.	67,679	1,974,873
Cubic Corp.	40,877	1,813,713
Huntington Ingalls Industries, Inc.	19,529	2,292,900
Kaman Corp.	14,835	585,537
Nortek, Inc. *	1,700	138,703
Spirit AeroSystems Holdings, Inc., Class A *	69,286	3,900,802
		10,706,528
Commercial & Professional Supplies 1.9%
Pitney Bowes, Inc.	14,400	301,248
R.R. Donnelley & Sons Co. (a)	210,278	3,690,379
		3,991,627
Consumer Durables & Apparel 3.6%
NIKE, Inc., Class B	37,315	4,299,434
Wolverine World Wide, Inc.	113,495	3,327,674
		7,627,108
Security	Number of Shares	Value ($)
Consumer Services 3.1%
Boyd Gaming Corp. *	84,908	1,451,078
ClubCorp Holdings, Inc.	24,990	582,767
Penn National Gaming, Inc. *	27,684	528,211
ServiceMaster Global Holdings, Inc. *	44,953	1,741,030
Vail Resorts, Inc.	20,172	2,212,666
		6,515,752
Diversified Financials 4.1%
Interactive Brokers Group, Inc., Class A (a)	81,199	3,260,140
Lazard Ltd., Class A	30,339	1,681,084
Voya Financial, Inc. (a)	79,310	3,723,604
		8,664,828
Energy 8.0%
Alon USA Energy, Inc.	14,213	264,504
Anadarko Petroleum Corp.	13,046	969,970
Chevron Corp.	10,039	888,251
CVR Energy, Inc. (a)	77,231	2,952,541
Devon Energy Corp.	36,120	1,785,050
EOG Resources, Inc. (a)	4,924	380,083
Green Plains, Inc.	19,100	428,795
Marathon Petroleum Corp.	11,179	611,156
National Oilwell Varco, Inc. (a)	50,660	2,134,306
Pioneer Energy Services Corp. *	88,389	323,504
Schlumberger Ltd.	8,341	690,802
Tesoro Corp.	17,905	1,742,873
Valero Energy Corp. (a)	52,220	3,425,632
Western Refining, Inc.	8,665	382,646
		16,980,113
Food & Staples Retailing 2.5%
SpartanNash, Co.	27,956	900,463
The Kroger Co. (a)	112,194	4,402,492
		5,302,955
Food, Beverage & Tobacco 4.9%
Archer-Daniels-Midland Co. (a)	84,227	3,994,044
Bunge Ltd.	42,727	3,411,751
Dean Foods Co.	90,924	1,618,447
Dr Pepper Snapple Group, Inc.	12,752	1,022,966
Ingredion, Inc.	5,296	467,107
		10,514,315
Health Care Equipment & Services 4.8%
C.R. Bard, Inc.	7,600	1,494,540
Cardinal Health, Inc. (a)	39,069	3,320,084
Centene Corp. *	2,586	181,356
    1

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Molina Healthcare, Inc. *(a)	62,821	4,738,588
Owens & Minor, Inc.	15,238	535,768
		10,270,336
Household & Personal Products 1.6%
Spectrum Brands Holdings, Inc. (a)	32,838	3,479,186
Insurance 3.3%
American Equity Investment Life Holding Co. (a)	84,900	2,507,946
Genworth Financial, Inc., Class A *(a)	82,885	581,024
Reinsurance Group of America, Inc. (a)	39,434	3,806,170
Third Point Reinsurance Ltd. *	4,200	62,412
		6,957,552
Materials 4.5%
Ashland, Inc.	6,100	697,352
Century Aluminum Co. *	93,371	870,218
Graphic Packaging Holding Co. (a)	51,410	776,291
Innospec, Inc.	12,515	541,274
International Paper Co.	79,436	3,802,601
LyondellBasell Industries N.V., Class A	11,528	1,081,672
PolyOne Corp. (a)	22,527	772,000
Steel Dynamics, Inc.	50,087	1,003,243
		9,544,651
Media 1.7%
Nexstar Broadcasting Group, Inc., Class A	48,646	2,790,334
The Interpublic Group of Cos., Inc.	44,063	938,542
		3,728,876
Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Amgen, Inc. (a)	27,536	4,862,582
Biogen, Inc. *	601	191,587
Celgene Corp. *(a)	8,372	1,098,825
Emergent Biosolutions, Inc. *	24,464	803,153
Gilead Sciences, Inc. (a)	25,831	3,044,442
PAREXEL International Corp. *	24,978	1,722,483
Pfizer, Inc. (a)	115,400	4,161,324
		15,884,396
Real Estate 3.5%
Equity LifeStyle Properties, Inc.	34,829	2,015,902
General Growth Properties, Inc.	14,481	393,014
Lamar Advertising Co., Class A	7,419	445,511
Simon Property Group, Inc.	2,696	504,745
SL Green Realty Corp. (a)	32,728	3,768,302
Ventas, Inc.	4,473	300,094
		7,427,568
Retailing 9.5%
Best Buy Co., Inc.	33,300	1,075,257
Chico's FAS, Inc.	65,288	993,683
Expedia, Inc.	23,189	2,816,072
L Brands, Inc.	19,951	1,610,445
Lowe's Cos., Inc. (a)	60,825	4,218,822
Security	Number of Shares	Value ($)
Macy's, Inc. (a)	28,058	1,937,686
Outerwall, Inc. (a)	45,265	3,205,667
Rent-A-Center, Inc.	8,847	237,011
Select Comfort Corp. *	47,469	1,236,093
The Gap, Inc. (a)	80,872	2,950,211
		20,280,947
Semiconductors & Semiconductor Equipment 1.4%
Cirrus Logic, Inc. *	39,646	1,308,714
Microsemi Corp. *	28,023	923,078
Tessera Technologies, Inc.	19,723	683,599
		2,915,391
Software & Services 10.0%
Computer Sciences Corp. (a)	59,252	3,876,858
comScore, Inc. *	15,711	919,094
Convergys Corp.	32,016	803,922
Electronic Arts, Inc. *(a)	64,700	4,629,285
Leidos Holdings, Inc.	52,719	2,150,935
LogMeIn, Inc. *	10,460	769,647
Microsoft Corp. (a)	25,650	1,197,855
Progress Software Corp. *	48,564	1,441,380
Rackspace Hosting, Inc. *	44,072	1,499,770
Science Applications International Corp. (a)	73,808	3,962,013
		21,250,759
Technology Hardware & Equipment 5.9%
Apple, Inc. (a)	43,181	5,237,855
CDW Corp.	22,477	807,599
Ciena Corp. *	76,461	1,945,932
Hewlett-Packard Co. (a)	53,869	1,644,082
Insight Enterprises, Inc. *(a)	5,304	143,155
Methode Electronics, Inc.	22,336	599,275
NETGEAR, Inc. *	13,641	456,837
Polycom, Inc. *	135,887	1,546,394
Seagate Technology plc	1,233	62,390
		12,443,519
Telecommunication Services 0.5%
CenturyLink, Inc.	34,205	978,263
Transportation 2.4%
ArcBest Corp.	9,592	317,016
Delta Air Lines, Inc.	43,565	1,931,672
Hawaiian Holdings, Inc. *	48,559	1,054,701
Southwest Airlines Co.	27,015	977,943
United Continental Holdings, Inc. *	16,190	912,954
		5,194,286
2

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 2.2%
AES Corp. (a)	88,810	1,136,768
Entergy Corp. (a)	48,656	3,455,549
		4,592,317
Total Common Stock
(Cost $186,597,177)		211,516,482

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $186,943,546 and the unrealized appreciation and depreciation were $33,431,454 and ($8,858,518), respectively, with a net unrealized appreciation of $24,572,936.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales
    3

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Short Sales 37.5% of net assets
Automobiles & Components 1.8%
Dorman Products, Inc. *	17,200	907,816
Tesla Motors, Inc. *	10,565	2,811,875
		3,719,691
Banks 1.6%
Signature Bank *	7,200	1,048,248
Texas Capital Bancshares, Inc. *	39,231	2,312,275
		3,360,523
Capital Goods 1.1%
Hexcel Corp.	15,974	828,891
Proto Labs, Inc. *	16,200	1,220,994
SolarCity Corp. *	6,200	359,600
		2,409,485
Consumer Durables & Apparel 1.3%
Under Armour, Inc., Class A *	28,200	2,801,106
Consumer Services 1.4%
Sotheby's	5,668	237,093
Wynn Resorts Ltd.	25,548	2,637,320
		2,874,413
Diversified Financials 0.9%
Financial Engines, Inc.	27,349	1,254,225
SLM Corp. *	45,076	411,544
Virtus Investment Partners, Inc.	1,300	157,118
		1,822,887
Energy 3.3%
Cheniere Energy, Inc. *	5,907	407,406
Cobalt International Energy, Inc. *	108,600	837,306
Concho Resources, Inc. *	9,641	1,027,345
Diamondback Energy, Inc. *	36,972	2,488,215
Golar LNG Ltd.	25,170	1,084,072
Seadrill Ltd.	129,400	1,152,954
		6,997,298
Food & Staples Retailing 0.0%
United Natural Foods, Inc. *	2,012	91,606
Food, Beverage & Tobacco 2.6%
Constellation Brands, Inc., Class A	22,051	2,646,561
Keurig Green Mountain, Inc.	15,469	1,160,794
Snyder's-Lance, Inc.	12,299	399,963
The Hain Celestial Group, Inc. *	20,494	1,393,182
		5,600,500
Health Care Equipment & Services 0.6%
Acadia Healthcare Co., Inc. *	17,306	1,380,673
Security	Number of Shares	Value ($)
Insurance 1.2%
RLI Corp.	46,400	2,562,672
Materials 3.9%
CF Industries Holdings, Inc.	9,921	587,323
FMC Corp.	25,530	1,239,226
Louisiana-Pacific Corp. *	153,703	2,265,582
Southern Copper Corp.	85,956	2,394,734
W.R. Grace & Co. *	17,524	1,768,698
		8,255,563
Media 0.9%
DreamWorks Animation SKG, Inc., Class A *	39,400	949,934
Loral Space & Communications, Inc. *	5,400	342,090
Rentrak Corp. *	9,055	619,996
		1,912,020
Real Estate 1.4%
Taubman Centers, Inc.	13,351	998,655
The Howard Hughes Corp. *	14,320	1,946,947
		2,945,602
Retailing 6.4%
Cabela's, Inc. *	57,012	2,533,043
CarMax, Inc. *	24,665	1,591,139
Lithia Motors, Inc., Class A	9,837	1,177,390
Netflix, Inc. *	24,003	2,743,783
Restoration Hardware Holdings, Inc. *	16,263	1,650,044
The Priceline Group, Inc. *	847	1,053,304
TripAdvisor, Inc. *	23,203	1,841,854
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,990	994,520
		13,585,077
Semiconductors & Semiconductor Equipment 2.3%
Ambarella, Inc. *	6,540	757,790
Cree, Inc. *	26,393	650,588
SunEdison, Inc. *	48,000	1,117,440
SunPower Corp. *	84,010	2,270,790
		4,796,608
Software & Services 4.1%
Benefitfocus, Inc. *	8,494	316,317
Demandware, Inc. *	9,489	716,989
Qlik Technologies, Inc. *	4,217	170,620
Splunk, Inc. *	23,170	1,620,510
Syntel, Inc. *	38,099	1,664,545
Tableau Software, Inc., Class A *	6,632	694,636
The Ultimate Software Group, Inc. *	7,414	1,365,733
Workday, Inc., Class A *	6,212	523,858
Zillow Group, Inc., Class A *	19,733	1,608,239
		8,681,447
Technology Hardware & Equipment 1.9%
Arista Networks, Inc. *	9,589	809,983
Cray, Inc. *	10,178	264,017
4

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Finisar Corp. *	87,404	1,521,704
Palo Alto Networks, Inc. *	2,593	481,857
Stratasys Ltd. *	10,431	320,544
Ubiquiti Networks, Inc.	20,699	666,922
		4,065,027
Transportation 0.5%
Kirby Corp. *	15,500	1,122,355
Utilities 0.3%
MDU Resources Group, Inc.	23,310	454,778
SCANA Corp.	3,216	176,237
		631,015
Total Short Sales
(Proceeds $80,322,532)		79,615,568

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$211,516,482	$—	$—	$211,516,482
Total	$211,516,482	$—	$—	$211,516,482
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($79,615,568)	$—	$—	($79,615,568)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    5

Schwab Capital Trust
Schwab Financial Services Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	60,923,009	76,724,626
1.0%	Short-Term Investment	774,549	774,549
100.0%	Total Investments	61,697,558	77,499,175
0.0%	Other Assets and Liabilities, Net		21,084
100.0%	Net Assets		77,520,259

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Banks 35.3%
Banc of California, Inc.	44,630	541,362
Bank of America Corp.	235,905	4,217,981
Citigroup, Inc.	72,008	4,209,588
Federal Agricultural Mortgage Corp., Class C	6,910	184,843
Fifth Third Bancorp	40,196	846,930
First Bancorp (North Carolina)	10,600	180,942
First Defiance Financial Corp.	3,308	127,193
Horizon Bancorp	13,984	339,252
Huntington Bancshares, Inc.	69,000	805,230
JPMorgan Chase & Co.	66,860	4,581,916
KeyCorp	29,818	442,499
Metro Bancorp, Inc.	9,968	243,917
MGIC Investment Corp. *	72,174	798,966
MidWestOne Financial Group, Inc.	2,691	87,161
Radian Group, Inc.	57,865	1,068,188
Regions Financial Corp.	82,500	857,175
SunTrust Banks, Inc.	23,954	1,062,120
The PNC Financial Services Group, Inc.	18,379	1,804,450
United Community Banks, Inc.	16,470	343,729
Wells Fargo & Co.	80,399	4,652,690
		27,396,132
Diversified Financials 26.4%
Affiliated Managers Group, Inc. *	7,675	1,595,632
Ameriprise Financial, Inc.	5,969	750,124
Berkshire Hathaway, Inc., Class B *	30,398	4,339,011
Calamos Asset Management, Inc., Class A	33,022	396,594
Capital One Financial Corp.	17,678	1,437,221
Cash America International, Inc.	2,233	61,921
Discover Financial Services	28,198	1,573,730
Interactive Brokers Group, Inc., Class A	12,338	495,371
Janus Capital Group, Inc.	66,821	1,094,528
Lazard Ltd., Class A	26,192	1,451,299
MarketAxess Holdings, Inc.	443	43,325
Security	Number of Shares	Value ($)
Morgan Stanley	49,500	1,922,580
Nelnet, Inc., Class A	14,868	585,651
SEI Investments Co.	5,250	279,878
The Goldman Sachs Group, Inc.	12,921	2,649,709
The NASDAQ OMX Group, Inc.	1,507	76,902
Voya Financial, Inc.	36,147	1,697,102
		20,450,578
Insurance 15.7%
American Equity Investment Life Holding Co.	38,081	1,124,913
American International Group, Inc.	7,943	509,305
Assured Guaranty Ltd.	55,367	1,354,277
Heritage Insurance Holdings, Inc. *	11,256	278,248
Maiden Holdings Ltd.	77,675	1,284,744
MetLife, Inc.	52,910	2,949,203
Reinsurance Group of America, Inc.	21,113	2,037,827
Symetra Financial Corp.	63,952	1,601,358
The Allstate Corp.	9,710	669,505
The Hanover Insurance Group, Inc.	4,355	352,102
		12,161,482
Real Estate 21.6%
AvalonBay Communities, Inc.	4,130	711,764
Brixmor Property Group, Inc.	24,729	605,119
CBRE Group, Inc., Class A *	26,778	1,016,761
CoreSite Realty Corp.	2,524	126,705
CyrusOne, Inc.	3,742	115,029
Duke Realty Corp.	63,418	1,279,141
DuPont Fabros Technology, Inc.	15,248	459,727
Empire State Realty Trust, Inc., Class A	8,674	154,224
Equity LifeStyle Properties, Inc.	31,114	1,800,878
Equity Residential	12,523	936,846
First Industrial Realty Trust, Inc.	16,203	339,291
General Growth Properties, Inc.	38,359	1,041,063
Highwoods Properties, Inc.	4,769	201,872
Kilroy Realty Corp.	3,460	245,141
Lamar Advertising Co., Class A	3,223	193,541
RE/MAX Holdings, Inc., Class A	6,139	232,177
Saul Centers, Inc.	5,907	306,455
Simon Property Group, Inc.	15,901	2,976,985
SL Green Realty Corp.	17,057	1,963,943
Summit Hotel Properties, Inc.	97,836	1,333,505
Ventas, Inc.	10,080	676,267
		16,716,434
Total Common Stock
(Cost $60,923,009)		76,724,626
    1

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets
Time Deposit 1.0%
Wells Fargo
0.03%, 08/03/15	774,549	774,549
Total Short-Term Investment
(Cost $774,549)		774,549

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $61,707,589 and the unrealized appreciation and depreciation were $16,406,753 and ($615,167), respectively, with a net unrealized appreciation of $15,791,586.
*	Non-income producing security.
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	3	314,760	(2,871)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$76,724,626	$—	$—	$76,724,626
Short-Term Investment[1]	—	774,549	—	774,549
Total	$76,724,626	$774,549	$—	$77,499,175
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,871)	$—	$—	($2,871)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Health Care Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	913,314,804	1,245,421,827
0.1%	Other Investment Company	1,009,700	1,009,700
0.7%	Short-Term Investment	8,986,074	8,986,074
99.9%	Total Investments	923,310,578	1,255,417,601
0.1%	Other Assets and Liabilities, Net		1,677,797
100.0%	Net Assets		1,257,095,398

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Australia 1.9%
Health Care Equipment & Services 1.5%
Cochlear Ltd.	290,626	19,367,744
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
CSL Ltd.	62,936	4,546,631
		23,914,375
Canada 1.6%
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Valeant Pharmaceuticals International, Inc. *	78,357	20,179,278
Denmark 3.6%
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Genmab A/S *	10,350	975,225
Novo Nordisk A/S, Class B	743,352	43,869,996
		44,845,221
Finland 1.5%
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Orion Oyj, Class B	452,522	18,891,798
France 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Ipsen S.A.	42,729	2,753,248
Hong Kong 1.8%
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Sino Biopharmaceutical Ltd.	19,240,000	22,278,043
Security	Number of Shares	Value ($)
Ireland 3.1%
Health Care Equipment & Services 0.3%
Medtronic plc	43,000	3,370,770
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Allergan plc *	76,461	25,320,060
Jazz Pharmaceuticals plc *	28,200	5,421,168
Mallinckrodt plc *	37,200	4,611,312
		35,352,540
		38,723,310
Israel 1.5%
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Teva Pharmaceutical Industries Ltd.	277,941	19,069,537
Italy 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Recordati S.p.A.	286,435	7,133,921
Japan 3.7%
Health Care Equipment & Services 0.6%
Hoya Corp.	184,800	7,814,876
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Astellas Pharma, Inc.	684,200	10,298,524
Kaken Pharmaceutical Co., Ltd.	174,000	6,482,960
Kissei Pharmaceutical Co., Ltd.	83,700	2,048,377
KYORIN Holdings, Inc.	256,900	5,004,483
Nichi-iko Pharmaceutical Co., Ltd.	24,700	849,433
Shionogi & Co., Ltd.	351,900	14,019,618
		38,703,395
		46,518,271
Netherlands 0.5%
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Mylan N.V. *	105,000	5,878,950
New Zealand 0.3%
Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	743,661	3,679,272
Republic of Korea 0.4%
Health Care Equipment & Services 0.2%
Osstem Implant Co., Ltd. *	48,599	2,484,343
    1

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Korea United Pharm, Inc.	27,667	605,346
Kwang Dong Pharmaceutical Co., Ltd.	186,963	2,320,952
		2,926,298
		5,410,641
South Africa 0.4%
Health Care Equipment & Services 0.4%
Netcare Ltd.	1,721,138	5,484,336
Switzerland 4.9%
Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Actelion Ltd. - Reg'd *	37,552	5,553,311
Lonza Group AG - Reg'd *	189,991	27,540,063
Novartis AG - Reg'd	53,859	5,588,632
Roche Holding AG	81,441	23,530,150
		62,212,156
United Kingdom 3.1%
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Shire plc	433,682	38,552,683
United States 70.0%
Health Care Equipment & Services 21.6%
Abbott Laboratories	599,500	30,388,655
Alere, Inc. *	111,029	5,397,120
Alliance HealthCare Services, Inc. *	17,700	264,792
AmerisourceBergen Corp.	216,202	22,863,361
AngioDynamics, Inc. *	36,300	562,650
Anika Therapeutics, Inc. *	81,100	3,073,690
Boston Scientific Corp. *	105,100	1,822,434
C.R. Bard, Inc.	125,300	24,640,245
Cardinal Health, Inc.	328,000	27,873,440
Centene Corp. *	44,200	3,099,746
Community Health Systems, Inc. *	83,600	4,891,436
Edwards Lifesciences Corp. *	45,800	6,968,928
Greatbatch, Inc. *	73,628	4,014,935
HCA Holdings, Inc. *	71,700	6,668,817
Health Net, Inc. *	19,700	1,317,142
Hill-Rom Holdings, Inc.	121,900	6,830,057
Hologic, Inc. *	651,367	27,135,949
Humana, Inc.	28,199	5,134,756
LifePoint Health, Inc. *	108,800	9,015,168
McKesson Corp.	111,300	24,549,441
Meridian Bioscience, Inc.	215,000	3,889,350
Molina Healthcare, Inc. *	429,500	32,397,185
NuVasive, Inc. *	18,700	1,028,687
Quality Systems, Inc.	186,200	2,374,050
RadNet, Inc. *	112,700	753,963
St. Jude Medical, Inc.	84,300	6,223,026
The Providence Service Corp. *	17,500	823,550
UnitedHealth Group, Inc.	58,200	7,065,480
		271,068,053
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 48.4%
AbbVie, Inc.	679,800	47,592,798
Acorda Therapeutics, Inc. *	224,900	7,727,564
Affymetrix, Inc. *	774,448	8,487,950
Agilent Technologies, Inc.	26,700	1,093,365
AMAG Pharmaceuticals, Inc. *	112,700	7,201,530
Amgen, Inc.	438,300	77,399,397
Biogen, Inc. *	101,500	32,356,170
Bristol-Myers Squibb Co.	77,355	5,077,582
Catalent, Inc. *	148,200	5,050,656
Celgene Corp. *	463,400	60,821,250
Charles River Laboratories International, Inc. *	399,300	30,993,666
Emergent Biosolutions, Inc. *	203,000	6,664,490
Gilead Sciences, Inc.	738,013	86,982,212
Illumina, Inc. *	71,600	15,701,880
Infinity Pharmaceuticals, Inc. *	124,854	1,091,224
Johnson & Johnson	636,400	63,773,644
Ligand Pharmaceuticals, Inc. *	15,829	1,713,647
Luminex Corp. *	76,700	1,321,541
Merck & Co., Inc.	478,350	28,203,516
MiMedx Group, Inc. *(a)	94,971	1,019,039
Nektar Therapeutics *	151,300	1,907,893
PAREXEL International Corp. *	214,821	14,814,056
PDL BioPharma, Inc.	444,700	2,588,154
Pernix Therapeutics Holdings, Inc. *	508,212	2,530,896
Pfizer, Inc.	1,732,200	62,463,132
Phibro Animal Health Corp., Class A	79,500	3,122,760
Prestige Brands Holdings, Inc. *	206,401	9,828,816
SciClone Pharmaceuticals, Inc. *	101,400	923,754
Sucampo Pharmaceuticals, Inc., Class A *	48,454	1,055,813
Supernus Pharmaceuticals, Inc. *	91,600	1,942,836
The Medicines Co. *	283,500	8,899,065
Zoetis, Inc.	173,100	8,478,438
		608,828,734
		879,896,787
Total Common Stock
(Cost $913,314,804)		1,245,421,827

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	1,009,700	1,009,700
Total Other Investment Company
(Cost $1,009,700)		1,009,700
2

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investment 0.7% of net assets
Time Deposit 0.7%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.03%, 08/03/15	8,986,074	8,986,074
Total Short-Term Investment
(Cost $8,986,074)		8,986,074

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $923,357,063 and the unrealized appreciation and depreciation were $343,488,655 and ($11,428,117), respectively, with a net unrealized appreciation of $332,060,538.
At 07/31/15, the values of certain foreign securities held by the fund aggregating $300,743,502 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $942,094.
(b)	The rate shown is the 7-day yield.

Reg'd –	Registered
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	55	5,770,600	120,057
    3

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$944,678,325	$—	$—	$944,678,325
Australia [1]	—	23,914,375	—	23,914,375
Denmark [1]	—	44,845,221	—	44,845,221
Finland [1]	—	18,891,798	—	18,891,798
France [1]	—	2,753,248	—	2,753,248
Hong Kong[1]	—	22,278,043	—	22,278,043
Israel [1]	—	19,069,537	—	19,069,537
Italy [1]	—	7,133,921	—	7,133,921
Japan [1]	—	46,518,271	—	46,518,271
New Zealand[1]	—	3,679,272	—	3,679,272
Republic of Korea[1]	—	5,410,641	—	5,410,641
South Africa[1]	—	5,484,336	—	5,484,336
Switzerland [1]	—	62,212,156	—	62,212,156
United Kingdom[1]	—	38,552,683	—	38,552,683
Other Investment Company[1]	1,009,700	—	—	1,009,700
Short-Term Investment[1]	—	8,986,074	—	8,986,074
Total	$945,688,025	$309,729,576	$—	$1,255,417,601
Other Financial Instruments
Futures Contracts[2]	$120,057	$—	$—	$120,057
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
4

Schwab Capital Trust
Schwab® International Core Equity Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	635,495,742	659,194,346
0.9%	Other Investment Company	6,264,343	6,264,343
99.8%	Total Investments	641,760,085	665,458,689
0.2%	Other Assets and Liabilities, Net		1,306,011
100.0%	Net Assets		666,764,700

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Australia 7.3%
Banks 2.5%
Australia & New Zealand Banking Group Ltd.	692,021	16,503,632
Commercial & Professional Supplies 0.2%
Downer EDI Ltd.	501,938	1,665,612
Diversified Financials 1.0%
ASX Ltd.	21,443	695,676
Macquarie Group Ltd.	22,628	1,354,357
Platinum Asset Management Ltd.	808,660	4,470,523
		6,520,556
Energy 1.9%
Caltex Australia Ltd.	121,204	3,053,259
Woodside Petroleum Ltd.	382,914	9,956,379
		13,009,638
Food, Beverage & Tobacco 0.3%
Coca-Cola Amatil Ltd.	252,068	1,706,456
Health Care Equipment & Services 0.1%
Cochlear Ltd.	10,626	708,132
Materials 0.5%
Evolution Mining Ltd.	536,784	390,638
Northern Star Resources Ltd.	1,115,452	1,681,592
Sandfire Resources NL	271,413	1,189,793
		3,262,023
Retailing 0.3%
JB Hi-Fi Ltd.	150,654	2,122,844
Transportation 0.5%
Qantas Airways Ltd. *	1,172,321	3,203,487
		48,702,380
Austria 0.4%
Capital Goods 0.4%
ANDRITZ AG	43,944	2,450,903
Security	Number of Shares	Value ($)
Belgium 2.4%
Insurance 1.1%
Ageas	166,928	6,872,908
Transportation 1.3%
bpost S.A.	311,723	8,821,588
		15,694,496
Canada 1.2%
Automobiles & Components 0.2%
Magna International, Inc.	30,326	1,647,716
Materials 0.2%
Dominion Diamond Corp.	92,800	1,155,166
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Valeant Pharmaceuticals International, Inc. *	17,282	4,430,936
Software & Services 0.1%
Constellation Software, Inc.	1,800	800,349
		8,034,167
Denmark 3.5%
Banks 1.1%
Sydbank A/S	193,035	7,307,560
Consumer Durables & Apparel 0.9%
Pandora A/S	54,574	6,145,235
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Novo Nordisk A/S, Class B	131,455	7,758,008
Transportation 0.3%
AP Moeller - Maersk A/S, Series B	1,059	1,804,099
		23,014,902
Finland 0.2%
Real Estate 0.1%
Sponda Oyj	85,865	341,371
Telecommunication Services 0.1%
Elisa Oyj	24,973	841,174
		1,182,545
France 9.9%
Banks 1.6%
Credit Agricole S.A.	687,379	10,815,645
Capital Goods 0.3%
Safran S.A.	27,973	2,117,857
Consumer Durables & Apparel 1.2%
Christian Dior SE	38,420	7,947,071
Energy 0.6%
Total S.A.	79,278	3,911,811
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,191	664,861
    1

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.0%
CNP Assurances	13,472	226,420
Media 0.6%
Technicolor S.A. - Reg'd	488,031	3,859,594
Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Ipsen S.A.	109,434	7,051,393
Sanofi	199,394	21,492,901
		28,544,294
Software & Services 0.8%
UBISOFT Entertainment *	261,808	5,086,526
Telecommunication Services 0.4%
Orange S.A.	181,947	2,993,074
		66,167,153
Germany 7.6%
Automobiles & Components 0.3%
Continental AG	10,020	2,240,101
Capital Goods 0.7%
Duerr AG	50,884	4,188,467
Wacker Neuson SE	14,978	301,939
		4,490,406
Food & Staples Retailing 2.0%
METRO AG	413,552	13,019,836
Insurance 1.8%
Allianz SE - Reg'd	74,033	12,127,533
Materials 0.1%
Aurubis AG	12,324	737,261
Media 2.6%
CTS Eventim AG & Co. KGaA	34,562	1,302,520
ProSiebenSat.1 Media SE	296,855	15,176,195
Stroeer SE	15,076	745,534
		17,224,249
Software & Services 0.1%
XING AG	5,653	948,777
		50,788,163
Hong Kong 3.8%
Capital Goods 0.1%
EVA Precision Industrial Holdings Ltd.	2,996,000	864,725
Energy 0.1%
CNOOC Ltd.	366,000	449,132
Household & Personal Products 0.3%
Hengan International Group Co., Ltd.	202,000	2,257,820
Materials 0.4%
Huabao International Holdings Ltd.	5,387,554	2,617,248
Real Estate 2.5%
China Resources Land Ltd.	576,000	1,613,834
Hang Lung Properties Ltd.	1,841,000	5,257,584
Kerry Properties Ltd.	197,000	735,410
New World Development Co., Ltd.	7,774,000	9,387,424
		16,994,252
Software & Services 0.3%
Tencent Holdings Ltd.	93,600	1,743,827
Security	Number of Shares	Value ($)
Utilities 0.1%
Guangdong Investment Ltd.	248,000	336,304
		25,263,308
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	989,004	415,366
Consumer Services 0.3%
Paddy Power plc	25,007	2,231,172
		2,646,538
Italy 1.4%
Automobiles & Components 0.3%
Brembo S.p.A.	40,873	1,844,481
Banks 0.7%
Banca Popolare Di Milano Scarl	4,180,167	4,521,443
Capital Goods 0.2%
Biesse S.p.A.	71,536	1,204,445
Diversified Financials 0.2%
Banca IFIS S.p.A.	60,898	1,518,153
		9,088,522
Japan 20.4%
Automobiles & Components 1.5%
Calsonic Kansei Corp.	220,000	1,604,745
Fuji Heavy Industries Ltd.	218,390	8,068,967
		9,673,712
Banks 2.6%
Fukuoka Financial Group, Inc.	337,000	1,731,961
Resona Holdings, Inc.	1,740,000	9,566,047
Sumitomo Mitsui Financial Group, Inc.	135,200	6,096,707
		17,394,715
Capital Goods 2.0%
Hazama Ando Corp.	1,021,300	5,409,511
Maeda Road Construction Co., Ltd.	19,000	348,984
Minebea Co., Ltd.	181,000	2,830,575
Mitsubishi Electric Corp.	167,000	1,793,620
Nippo Corp.	56,517	994,168
Takuma Co., Ltd.	323,800	2,108,998
		13,485,856
Commercial & Professional Supplies 0.6%
Meitec Corp.	39,000	1,539,040
Nissha Printing Co., Ltd.	151,400	2,700,159
		4,239,199
Consumer Durables & Apparel 1.1%
Haseko Corp.	597,000	7,559,777
Consumer Services 0.2%
Kura Corp.	50,400	1,552,815
Health Care Equipment & Services 0.5%
Hoya Corp.	85,400	3,611,420
Materials 0.8%
Asahi Holdings, Inc.	63,200	956,150
Denki Kagaku Kogyo K.K.	145,100	603,400
2

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Chemical Co., Ltd.	457,800	2,611,548
Tokyo Steel Manufacturing Co., Ltd.	119,600	819,567
		4,990,665
Media 0.5%
CyberAgent, Inc.	73,329	3,153,907
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Astellas Pharma, Inc.	535,100	8,054,282
Kaken Pharmaceutical Co., Ltd.	46,000	1,713,886
Shionogi & Co., Ltd.	18,300	729,068
		10,497,236
Real Estate 2.8%
Japan Logistics Fund, Inc.	2,016	3,799,601
Nomura Real Estate Holdings, Inc.	434,300	8,660,757
Premier Investment Corp.	1,190	6,228,557
		18,688,915
Retailing 1.5%
Canon Marketing Japan, Inc.	61,756	976,507
Nishimatsuya Chain Co., Ltd.	109,300	1,051,461
T-Gaia Corp.	470,500	8,187,646
		10,215,614
Software & Services 0.4%
Mixi, Inc.	65,600	2,840,452
Technology Hardware & Equipment 0.3%
Hitachi Kokusai Electric, Inc.	57,000	768,508
Murata Manufacturing Co., Ltd.	6,100	903,730
		1,672,238
Telecommunication Services 0.7%
KDDI Corp.	189,300	4,805,581
Transportation 1.4%
Central Japan Railway Co.	7,345	1,284,947
Japan Airlines Co., Ltd.	189,000	7,130,786
Sankyu, Inc.	124,000	703,752
		9,119,485
Utilities 1.9%
Osaka Gas Co., Ltd.	81,000	323,883
Tohoku Electric Power Co., Inc.	477,300	6,998,672
Tokyo Gas Co., Ltd.	1,017,000	5,490,922
		12,813,477
		136,315,064
Netherlands 3.8%
Food & Staples Retailing 1.4%
Koninklijke Ahold N.V.	475,085	9,455,032
Household & Personal Products 1.6%
Unilever N.V. CVA	231,651	10,377,565
Media 0.6%
RELX N.V.	236,616	3,938,012
Semiconductors & Semiconductor Equipment 0.2%
BE Semiconductor Industries N.V.	61,793	1,469,509
		25,240,118
New Zealand 0.1%
Transportation 0.1%
Air New Zealand Ltd.	452,846	788,764
Security	Number of Shares	Value ($)
Norway 0.9%
Banks 0.2%
SpareBank 1 SMN	201,331	1,558,664
Energy 0.6%
TGS Nopec Geophysical Co. A.S.A.	196,813	4,140,125
Food, Beverage & Tobacco 0.1%
Salmar A.S.A.	35,563	562,359
		6,261,148
Portugal 1.0%
Transportation 1.0%
CTT-Correios de Portugal S.A.	620,825	6,400,629
Republic of Korea 0.2%
Capital Goods 0.2%
Hyundai Elevator Co., Ltd. *	20,490	1,391,713
Singapore 1.2%
Banks 0.8%
DBS Group Holdings Ltd.	382,000	5,623,885
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	291,000	678,577
Retailing 0.1%
Jardine Cycle & Carriage Ltd.	29,000	624,608
Transportation 0.2%
SATS Ltd.	465,800	1,278,364
		8,205,434
South Africa 0.9%
Materials 0.9%
Mondi Ltd.	246,128	5,889,599
Spain 1.5%
Banks 0.6%
Banco Santander S.A.	491,658	3,399,674
Liberbank S.A. *	821,068	572,104
		3,971,778
Media 0.5%
Mediaset Espana Comunicacion S.A.	287,719	3,617,125
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	17,239	752,596
Telecommunication Services 0.3%
Telefonica S.A.	110,046	1,687,964
		10,029,463
Sweden 2.7%
Banks 0.6%
Nordea Bank AB	321,455	4,002,379
Capital Goods 0.1%
Peab AB	133,953	1,014,355
Diversified Financials 0.5%
Industrivarden AB, A Shares	154,465	3,049,406
    3

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.4%
Axfood AB	153,480	2,617,179
Materials 0.1%
Boliden AB	33,314	615,201
Real Estate 0.4%
Fastighets AB Balder, B Shares *	162,934	2,711,558
Software & Services 0.6%
NetEnt AB *	87,871	4,089,629
		18,099,707
Switzerland 8.0%
Capital Goods 0.5%
Schindler Holding AG	23,386	3,766,632
Diversified Financials 0.1%
Cembra Money Bank AG *	9,461	576,141
Food, Beverage & Tobacco 2.3%
Nestle S.A. - Reg'd	201,107	15,213,759
Insurance 2.6%
Swiss Life Holding AG - Reg'd *	30,777	7,261,754
Zurich Insurance Group AG *	32,708	9,959,899
		17,221,653
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Actelion Ltd. - Reg'd *	17,883	2,644,596
Novartis AG - Reg'd	39,866	4,136,661
Roche Holding AG	34,696	10,024,460
		16,805,717
		53,583,902
Taiwan 1.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PharmaEngine, Inc.	121,000	692,521
Technology Hardware & Equipment 1.1%
Foxconn Technology Co., Ltd.	446,000	1,354,634
Innolux Corp.	6,975,000	2,424,900
Pegatron Corp.	1,158,700	3,256,778
		7,036,312
		7,728,833
United Kingdom 18.9%
Banks 0.3%
The Paragon Group of Cos. plc	358,876	2,291,588
Capital Goods 0.9%
BAE Systems plc	817,813	6,123,110
Commercial & Professional Supplies 0.3%
WS Atkins plc	88,419	2,167,416
Consumer Durables & Apparel 0.2%
Persimmon plc *	33,419	1,066,403
Consumer Services 1.2%
Betfair Group plc	86,455	3,756,497
Unibet Group plc SDR	70,682	4,539,117
		8,295,614
Energy 2.9%
BP plc	1,679,013	10,342,270
Royal Dutch Shell plc, B Shares	309,825	8,971,002
		19,313,272
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.2%
Greggs plc	54,481	1,152,838
Food, Beverage & Tobacco 3.6%
British American Tobacco plc	161,839	9,609,358
Imperial Tobacco Group plc	280,628	14,726,392
		24,335,750
Household & Personal Products 1.8%
Reckitt Benckiser Group plc	6,951	666,588
Unilever plc	243,058	11,025,113
		11,691,701
Materials 2.2%
BHP Billiton plc	428,266	7,866,240
Evraz plc *	1,365,740	2,149,872
Rio Tinto plc	125,242	4,844,499
		14,860,611
Media 0.1%
ITV plc	185,841	813,199
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Shire plc	61,754	5,489,696
Real Estate 0.5%
St. Modwen Properties plc	118,147	878,118
The Unite Group plc	243,115	2,395,659
		3,273,777
Retailing 0.9%
Howden Joinery Group plc	240,866	1,861,312
Next plc	20,659	2,577,204
WH Smith plc	63,690	1,570,551
		6,009,067
Semiconductors & Semiconductor Equipment 0.6%
Dialog Semiconductor plc *	76,008	3,790,668
Software & Services 0.7%
Moneysupermarket.com Group plc	1,035,162	4,733,713
Telecommunication Services 1.6%
BT Group plc	1,433,577	10,374,796
Transportation 0.1%
Go-Ahead Group plc	11,156	443,676
		126,226,895
Total Common Stock
(Cost $635,495,742)		659,194,346

Other Investment Company 0.9% of net assets
Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	6,264,343	6,264,343
Total Other Investment Company
(Cost $6,264,343)		6,264,343

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $642,709,128 and the unrealized appreciation and depreciation were $50,856,082 and ($28,106,521), respectively, with a net unrealized appreciation of $22,749,561.
4

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
At 07/31/15, the values of certain foreign securities held by the fund aggregating $624,154,932 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
Reg'd –	Registered
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	35	3,276,000	4,044

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$351,697,348	$—	$351,697,348
Canada [1]	8,034,167	—	—	8,034,167
Finland [1]	1,182,545	—	—	1,182,545
France [1]	—	62,307,559	—	62,307,559
Media	3,859,594	—	—	3,859,594
Germany [1]	—	33,563,914	—	33,563,914
Media	1,302,520	15,921,729	—	17,224,249
Hong Kong[1]	—	23,005,488	—	23,005,488
Household & Personal Products	2,257,820	—	—	2,257,820
Ireland [1]	—	415,366	—	415,366
Consumer Services	2,231,172	—	—	2,231,172
Italy [1]	—	7,244,041	—	7,244,041
Automobiles & Components	1,844,481	—	—	1,844,481
Sweden [1]	—	14,010,078	—	14,010,078
Software & Services	4,089,629	—	—	4,089,629
United Kingdom[1]	—	98,644,055	—	98,644,055
Consumer Services	4,539,117	3,756,497	—	8,295,614
Food & Staples Retailing	1,152,838	—	—	1,152,838
Materials	2,149,872	12,710,739	—	14,860,611
Real Estate	2,395,659	878,118	—	3,273,777
Other Investment Company[1]	6,264,343	—	—	6,264,343
Total	$41,303,757	$624,154,932	$—	$665,458,689
Other Financial Instruments
Futures Contracts[2]	$4,044	$—	$—	$4,044
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,059,302 and $2,526,423 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    5

Schwab Active Equity Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (“NAV”) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
6

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On July 31, 2015, all the funds, except Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund, had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87636JUL15
7

Schwab Capital Trust
Schwab Balanced Fund™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.1%	Other Investment Companies	229,351,491	261,802,000
100.1%	Total Investments	229,351,491	261,802,000
(0.1%)	Other Assets and Liabilities, Net		(226,124)
100.0%	Net Assets		261,575,876

Security	Number of Shares	Value ($)
Other Investment Companies 100.1% of net assets
Equity Funds 60.8%
Large-Cap 50.5%
Laudus U.S. Large Cap Growth Fund *(a)	2,194,989	40,300,000
Schwab Core Equity Fund (a)	3,890,686	91,703,478
		132,003,478
Small-Cap 10.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,421,734	27,069,806
		159,073,284
Security	Number of Shares	Value ($)
Fixed-Income Funds 36.2%
Intermediate-Term Bond 36.2%
Schwab Intermediate-Term Bond Fund (a)	2,947,155	30,119,926
Schwab Total Bond Market Fund (a)	6,784,126	64,449,195
		94,569,121
Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	8,159,595	8,159,595
Total Other Investment Companies
(Cost $229,351,491)		261,802,000

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $232,008,273 and the unrealized appreciation and depreciation were $29,952,481 and ($158,754), respectively, with a net unrealized appreciation of $29,793,727.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$261,802,000	$—	$—	$261,802,000
Total	$261,802,000	$—	$—	$261,802,000
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    1

Schwab Balanced Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the
2

Schwab Balanced Fund
Notes to Portfolio Holdings (continued)
value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46831JUL15
3

Schwab Capital Trust
Schwab® S&P 500 Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	12,235,721,515	21,729,012,947
0.1%	Other Investment Company	17,387,447	17,387,447
0.2%	Short-Term Investment	43,403,818	43,403,818
100.1%	Total Investments	12,296,512,780	21,789,804,212
(0.1%)	Other Assets and Liabilities, Net		(23,560,548)
100.0%	Net Assets		21,766,243,664

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	261,400	12,994,194
Delphi Automotive plc	336,400	26,266,112
Ford Motor Co.	4,604,197	68,280,241
General Motors Co.	1,570,300	49,480,153
Harley-Davidson, Inc.	246,470	14,369,201
Johnson Controls, Inc.	783,359	35,689,836
The Goodyear Tire & Rubber Co.	304,936	9,187,722
		216,267,459
Banks 6.3%
Bank of America Corp.	12,290,811	219,759,701
BB&T Corp.	911,226	36,695,071
Citigroup, Inc.	3,543,947	207,179,142
Comerica, Inc.	211,070	10,011,050
Fifth Third Bancorp	940,929	19,825,374
Hudson City Bancorp, Inc.	594,892	6,133,336
Huntington Bancshares, Inc.	891,893	10,408,391
JPMorgan Chase & Co.	4,351,131	298,183,007
KeyCorp	1,027,498	15,248,070
M&T Bank Corp.	152,698	20,026,343
People's United Financial, Inc.	343,300	5,585,491
Regions Financial Corp.	1,567,445	16,285,754
SunTrust Banks, Inc.	605,816	26,861,881
The PNC Financial Services Group, Inc.	616,478	60,525,810
U.S. Bancorp	2,102,928	95,073,375
Wells Fargo & Co.	5,472,309	316,682,522
Zions Bancorp	215,698	6,727,621
		1,371,211,939
Security	Number of Shares	Value ($)
Capital Goods 7.2%
3M Co.	742,219	112,327,424
Allegion plc	115,333	7,291,352
AMETEK, Inc.	289,400	15,352,670
Caterpillar, Inc.	707,762	55,651,326
Cummins, Inc.	195,962	25,382,958
Danaher Corp.	726,974	66,561,739
Deere & Co.	395,586	37,410,568
Dover Corp.	197,870	12,677,531
Eaton Corp. plc	545,538	33,048,692
Emerson Electric Co.	794,115	41,095,451
Fastenal Co.	329,398	13,788,600
Flowserve Corp.	150,300	7,062,597
Fluor Corp.	174,382	8,152,359
General Dynamics Corp.	361,560	53,912,212
General Electric Co.	11,784,652	307,579,417
Honeywell International, Inc.	917,329	96,365,411
Illinois Tool Works, Inc.	389,036	34,807,051
Ingersoll-Rand plc	308,100	18,917,340
Jacobs Engineering Group, Inc. *	139,834	5,889,808
Joy Global, Inc.	113,200	2,989,612
L-3 Communications Holdings, Inc.	97,283	11,232,295
Lockheed Martin Corp.	312,591	64,737,596
Masco Corp.	435,388	11,489,889
Northrop Grumman Corp.	227,167	39,302,163
PACCAR, Inc.	410,350	26,607,094
Pall Corp.	127,730	16,151,459
Parker-Hannifin Corp.	164,036	18,495,059
Pentair plc	208,982	12,708,195
Precision Castparts Corp.	161,427	31,465,351
Quanta Services, Inc. *	231,900	6,405,078
Raytheon Co.	358,588	39,118,365
Rockwell Automation, Inc.	159,921	18,675,574
Rockwell Collins, Inc.	158,605	13,421,155
Roper Technologies, Inc.	117,800	19,704,406
Snap-on, Inc.	66,282	10,923,274
Stanley Black & Decker, Inc.	179,881	18,975,647
Textron, Inc.	316,904	13,848,705
The Boeing Co.	752,754	108,524,544
United Rentals, Inc. *	110,100	7,375,599
United Technologies Corp.	959,835	96,281,049
W.W. Grainger, Inc.	69,927	15,993,004
Xylem, Inc.	197,600	6,823,128
		1,564,522,747
Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	9,522,648
Equifax, Inc.	136,561	13,946,975
Nielsen N.V.	438,300	21,240,018
Pitney Bowes, Inc.	231,591	4,844,884
Republic Services, Inc.	289,334	12,305,375
Robert Half International, Inc.	156,742	8,625,512
Stericycle, Inc. *	98,600	13,899,642
The ADT Corp.	194,500	6,716,085
    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	46,800	5,839,236
Tyco International plc	505,300	19,196,347
Waste Management, Inc.	497,616	25,443,106
		141,579,828
Consumer Durables & Apparel 1.5%
Coach, Inc.	327,028	10,203,274
D.R. Horton, Inc.	384,416	11,413,311
Fossil Group, Inc. *	54,900	3,774,375
Garmin Ltd.	131,100	5,494,401
Hanesbrands, Inc.	481,600	14,944,048
Harman International Industries, Inc.	85,956	9,254,023
Hasbro, Inc.	138,917	10,938,324
Leggett & Platt, Inc.	157,894	7,548,912
Lennar Corp., Class A	215,318	11,420,467
Mattel, Inc.	384,094	8,914,822
Michael Kors Holdings Ltd. *	230,600	9,682,894
Mohawk Industries, Inc. *	72,100	14,534,639
Newell Rubbermaid, Inc.	326,350	14,124,428
NIKE, Inc., Class B	823,324	94,863,391
PulteGroup, Inc.	370,186	7,670,254
PVH Corp.	91,000	10,559,640
Ralph Lauren Corp.	69,126	8,702,272
Under Armour, Inc., Class A *	189,600	18,832,968
VF Corp.	390,964	30,139,415
Whirlpool Corp.	88,922	15,804,107
		318,819,965
Consumer Services 1.9%
Carnival Corp.	531,921	28,346,070
Chipotle Mexican Grill, Inc. *	35,559	26,392,957
Darden Restaurants, Inc.	145,748	10,750,373
H&R Block, Inc.	317,305	10,563,083
Marriott International, Inc., Class A	241,972	17,569,587
McDonald's Corp.	1,124,038	112,246,435
Royal Caribbean Cruises Ltd.	198,200	17,808,270
Starbucks Corp.	1,758,524	101,871,295
Starwood Hotels & Resorts Worldwide, Inc.	202,568	16,096,053
Wyndham Worldwide Corp.	136,364	11,252,757
Wynn Resorts Ltd.	95,000	9,806,850
Yum! Brands, Inc.	501,985	44,054,204
		406,757,934
Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	66,000	13,721,400
American Express Co.	1,016,941	77,348,533
Ameriprise Financial, Inc.	210,214	26,417,593
Berkshire Hathaway, Inc., Class B *	2,126,930	303,597,988
BlackRock, Inc.	149,700	50,347,104
Capital One Financial Corp.	636,474	51,745,336
CME Group, Inc.	373,685	35,888,707
Discover Financial Services	527,673	29,449,430
E*TRADE Financial Corp. *	354,519	10,075,430
Franklin Resources, Inc.	452,905	20,629,823
Intercontinental Exchange, Inc.	131,066	29,888,291
Invesco Ltd.	497,347	19,197,594
Legg Mason, Inc.	113,698	5,609,859
Leucadia National Corp.	379,851	8,934,096
Security	Number of Shares	Value ($)
McGraw Hill Financial, Inc.	321,467	32,709,267
Moody's Corp.	201,329	22,232,762
Morgan Stanley	1,799,954	69,910,213
Navient Corp.	465,000	7,300,500
Northern Trust Corp.	256,018	19,582,817
State Street Corp.	477,026	36,521,111
T. Rowe Price Group, Inc.	303,279	23,391,909
The Bank of New York Mellon Corp.	1,313,473	57,004,728
The Charles Schwab Corp. (a)	1,338,581	46,689,705
The Goldman Sachs Group, Inc.	474,269	97,258,344
The NASDAQ OMX Group, Inc.	142,400	7,266,672
		1,102,719,212
Energy 7.1%
Anadarko Petroleum Corp.	589,009	43,792,819
Apache Corp.	445,806	20,444,663
Baker Hughes, Inc.	512,463	29,799,724
Cabot Oil & Gas Corp.	498,700	13,045,992
Cameron International Corp. *	224,600	11,333,316
Chesapeake Energy Corp. (b)	577,766	5,003,454
Chevron Corp.	2,192,834	194,021,952
Cimarex Energy Co.	108,400	11,286,608
Columbia Pipeline Group, Inc.	374,662	10,932,637
ConocoPhillips	1,428,890	71,930,323
CONSOL Energy, Inc.	264,418	4,368,185
Devon Energy Corp.	454,458	22,459,314
Diamond Offshore Drilling, Inc. (b)	65,300	1,433,335
Ensco plc, Class A	258,200	4,280,956
EOG Resources, Inc.	644,212	49,726,724
EQT Corp.	177,100	13,610,135
Exxon Mobil Corp.	4,885,541	386,983,703
FMC Technologies, Inc. *	275,300	9,018,828
Halliburton Co.	983,668	41,107,486
Helmerich & Payne, Inc.	118,300	6,830,642
Hess Corp.	291,140	17,180,171
Kinder Morgan, Inc.	2,037,344	70,573,596
Marathon Oil Corp.	790,952	16,617,902
Marathon Petroleum Corp.	632,852	34,598,019
Murphy Oil Corp.	184,892	6,062,609
National Oilwell Varco, Inc.	454,724	19,157,522
Newfield Exploration Co. *	187,300	6,141,567
Noble Energy, Inc.	445,768	15,704,407
Occidental Petroleum Corp.	901,150	63,260,730
ONEOK, Inc.	253,100	9,564,649
Phillips 66	641,095	50,967,053
Pioneer Natural Resources Co.	175,400	22,235,458
Range Resources Corp.	191,200	7,521,808
Schlumberger Ltd.	1,475,715	122,218,716
Southwestern Energy Co. *	437,000	8,128,200
Spectra Energy Corp.	773,309	23,400,330
Tesoro Corp.	150,207	14,621,149
The Williams Cos., Inc.	795,098	41,726,743
Transocean Ltd. (b)	424,000	5,622,240
Valero Energy Corp.	609,140	39,959,584
		1,546,673,249
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	515,492	74,900,988
CVS Health Corp.	1,319,951	148,454,889
2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sysco Corp.	704,957	25,596,989
The Kroger Co.	1,146,094	44,972,728
Wal-Mart Stores, Inc.	1,845,802	132,860,828
Walgreens Boots Alliance, Inc.	1,021,711	98,727,934
Whole Foods Market, Inc.	416,432	15,158,125
		540,672,481
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,296,091	124,861,429
Archer-Daniels-Midland Co.	747,599	35,451,145
Brown-Forman Corp., Class B	179,092	19,415,364
Campbell Soup Co.	210,511	10,380,297
Coca-Cola Enterprises, Inc.	258,662	13,212,455
ConAgra Foods, Inc.	508,149	22,389,045
Constellation Brands, Inc., Class A	195,765	23,495,715
Dr Pepper Snapple Group, Inc.	219,200	17,584,224
General Mills, Inc.	693,280	40,355,829
Hormel Foods Corp.	162,800	9,639,388
Kellogg Co.	293,934	19,449,613
Keurig Green Mountain, Inc.	139,900	10,498,096
McCormick & Co., Inc. - Non Voting Shares	142,802	11,711,192
Mead Johnson Nutrition Co.	233,400	20,630,226
Molson Coors Brewing Co., Class B	192,930	13,725,040
Mondelez International, Inc., Class A	1,918,054	86,561,777
Monster Beverage Corp. *	168,800	25,919,240
PepsiCo, Inc.	1,731,963	166,874,635
Philip Morris International, Inc.	1,807,546	154,599,409
Reynolds American, Inc.	480,975	41,262,846
The Coca-Cola Co.	4,587,756	188,465,016
The Hershey Co.	170,528	15,840,346
The JM Smucker Co.	114,275	12,763,375
The Kraft Heinz Co.	690,318	54,859,571
Tyson Foods, Inc., Class A	330,290	14,648,362
		1,154,593,635
Health Care Equipment & Services 5.1%
Abbott Laboratories	1,771,186	89,781,418
Aetna, Inc.	413,175	46,676,380
AmerisourceBergen Corp.	244,646	25,871,315
Anthem, Inc.	309,329	47,720,185
Baxter International, Inc.	635,189	25,458,375
Becton, Dickinson & Co.	246,898	37,565,531
Boston Scientific Corp. *	1,570,774	27,237,221
C.R. Bard, Inc.	84,373	16,591,950
Cardinal Health, Inc.	390,733	33,204,490
Cerner Corp. *	361,900	25,955,468
Cigna Corp.	302,108	43,521,678
DaVita HealthCare Partners, Inc. *	204,000	16,122,120
DENTSPLY International, Inc.	170,400	9,697,464
Edwards Lifesciences Corp. *	123,600	18,806,976
Express Scripts Holding Co. *	850,495	76,604,085
HCA Holdings, Inc. *	339,900	31,614,099
Henry Schein, Inc. *	97,100	14,368,858
Humana, Inc.	175,903	32,030,177
Intuitive Surgical, Inc. *	43,531	23,209,423
Laboratory Corp. of America Holdings *	115,791	14,739,036
Security	Number of Shares	Value ($)
McKesson Corp.	271,175	59,813,070
Medtronic plc	1,656,176	129,827,637
Patterson Cos., Inc.	104,447	5,239,062
Quest Diagnostics, Inc.	171,680	12,671,701
St. Jude Medical, Inc.	327,187	24,152,944
Stryker Corp.	351,140	35,911,088
Tenet Healthcare Corp. *	112,904	6,356,495
UnitedHealth Group, Inc.	1,116,110	135,495,754
Universal Health Services, Inc., Class B	100,900	14,653,707
Varian Medical Systems, Inc. *	110,706	9,528,465
Zimmer Biomet Holdings, Inc.	194,223	20,212,788
		1,110,638,960
Household & Personal Products 1.8%
Colgate-Palmolive Co.	995,994	67,747,512
Kimberly-Clark Corp.	423,995	48,746,705
The Clorox Co.	150,257	16,819,768
The Estee Lauder Cos., Inc., Class A	265,052	23,618,784
The Procter & Gamble Co.	3,182,090	244,066,303
		400,999,072
Insurance 2.8%
ACE Ltd.	382,300	41,582,771
Aflac, Inc.	507,873	32,529,266
American International Group, Inc.	1,563,854	100,274,318
Aon plc	323,350	32,583,979
Assurant, Inc.	74,246	5,538,752
Cincinnati Financial Corp.	203,003	11,207,796
Genworth Financial, Inc., Class A *	548,164	3,842,630
Lincoln National Corp.	294,671	16,595,871
Loews Corp.	354,416	13,506,794
Marsh & McLennan Cos., Inc.	625,279	36,228,665
MetLife, Inc.	1,304,877	72,733,844
Principal Financial Group, Inc.	316,567	17,572,634
Prudential Financial, Inc.	535,131	47,284,175
The Allstate Corp.	486,510	33,544,864
The Chubb Corp.	268,093	33,332,003
The Hartford Financial Services Group, Inc.	496,495	23,608,337
The Progressive Corp.	600,020	18,300,610
The Travelers Cos., Inc.	377,960	40,109,115
Torchmark Corp.	143,266	8,826,618
Unum Group	276,440	9,907,610
XL Group plc	362,299	13,774,608
		612,885,260
Materials 2.9%
Air Products & Chemicals, Inc.	227,101	32,364,164
Airgas, Inc.	75,000	7,651,500
Alcoa, Inc.	1,449,264	14,304,236
Avery Dennison Corp.	103,076	6,272,175
Ball Corp.	152,738	10,361,746
CF Industries Holdings, Inc.	284,725	16,855,720
E.I. du Pont de Nemours & Co.	1,048,404	58,459,007
Eastman Chemical Co.	172,716	13,540,934
Ecolab, Inc.	318,228	36,853,985
FMC Corp.	158,300	7,683,882
Freeport-McMoRan, Inc.	1,204,040	14,147,470
    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	89,743	10,373,393
International Paper Co.	494,389	23,666,401
LyondellBasell Industries N.V., Class A	462,000	43,349,460
Martin Marietta Materials, Inc.	74,500	11,683,090
Monsanto Co.	555,800	56,630,462
Newmont Mining Corp.	638,546	10,963,835
Nucor Corp.	375,200	16,561,328
Owens-Illinois, Inc. *	198,600	4,240,110
PPG Industries, Inc.	313,896	34,020,049
Praxair, Inc.	333,579	38,074,707
Sealed Air Corp.	236,068	12,551,736
Sigma-Aldrich Corp.	142,254	19,860,081
The Dow Chemical Co.	1,270,035	59,767,847
The Mosaic Co.	363,000	15,587,220
The Sherwin-Williams Co.	95,736	26,591,631
Vulcan Materials Co.	151,071	13,750,482
WestRock Co. *	292,989	18,475,886
		634,642,537
Media 3.4%
Cablevision Systems Corp., Class A	272,100	7,678,662
CBS Corp., Class B - Non Voting Shares	536,636	28,693,927
Comcast Corp., Class A	2,940,664	183,526,840
Discovery Communications, Inc., Class A *	159,800	5,276,596
Discovery Communications, Inc., Class C *	310,500	9,408,150
News Corp., Class A *	549,100	8,088,243
Omnicom Group, Inc.	280,047	20,465,835
Scripps Networks Interactive, Inc., Class A	116,593	7,296,390
TEGNA, Inc.	270,314	7,874,247
The Interpublic Group of Cos., Inc.	456,265	9,718,445
The Walt Disney Co.	1,825,783	219,093,960
Time Warner Cable, Inc.	331,001	62,893,500
Time Warner, Inc.	972,474	85,616,611
Twenty-First Century Fox, Inc., Class A	2,075,801	71,594,376
Viacom, Inc., Class B	417,053	23,772,021
		750,997,803
Pharmaceuticals, Biotechnology & Life Sciences 10.4%
AbbVie, Inc.	2,007,186	140,523,092
Agilent Technologies, Inc.	407,366	16,681,638
Alexion Pharmaceuticals, Inc. *	261,900	51,709,536
Allergan plc *	461,868	152,947,588
Amgen, Inc.	888,459	156,892,975
Baxalta, Inc. *	635,189	20,853,255
Biogen, Inc. *	275,491	87,821,021
Bristol-Myers Squibb Co.	1,947,464	127,831,537
Celgene Corp. *	931,126	122,210,288
Eli Lilly & Co.	1,146,723	96,909,561
Endo International plc *	238,600	20,887,044
Gilead Sciences, Inc.	1,718,450	202,536,517
Hospira, Inc. *	207,382	18,550,320
Johnson & Johnson	3,246,525	325,334,270
Mallinckrodt plc *	134,700	16,697,412
Security	Number of Shares	Value ($)
Merck & Co., Inc.	3,313,614	195,370,681
Mylan N.V. *	480,751	26,917,248
PerkinElmer, Inc.	141,360	7,480,771
Perrigo Co., plc	171,500	32,962,300
Pfizer, Inc.	7,205,933	259,845,944
Regeneron Pharmaceuticals, Inc. *	88,000	48,722,080
Thermo Fisher Scientific, Inc.	458,737	64,007,574
Vertex Pharmaceuticals, Inc. *	288,700	38,974,500
Waters Corp. *	92,352	12,328,068
Zoetis, Inc.	576,600	28,241,868
		2,273,237,088
Real Estate 2.6%
American Tower Corp.	494,600	47,041,406
Apartment Investment & Management Co., Class A	179,414	7,011,499
AvalonBay Communities, Inc.	150,099	25,868,062
Boston Properties, Inc.	176,476	21,755,961
CBRE Group, Inc., Class A *	337,440	12,812,597
Crown Castle International Corp.	389,900	31,936,709
Equinix, Inc.	66,700	18,603,297
Equity Residential	424,522	31,758,491
Essex Property Trust, Inc.	74,900	16,845,759
General Growth Properties, Inc.	736,600	19,991,324
HCP, Inc.	527,700	20,390,328
Health Care REIT, Inc.	399,400	27,706,378
Host Hotels & Resorts, Inc.	870,411	16,868,565
Iron Mountain, Inc.	205,202	6,166,320
Kimco Realty Corp.	519,159	12,828,419
Plum Creek Timber Co., Inc.	203,177	8,330,257
Prologis, Inc.	621,689	25,246,790
Public Storage	170,278	34,937,640
Realty Income Corp.	260,800	12,594,032
Simon Property Group, Inc.	368,653	69,019,215
SL Green Realty Corp.	118,300	13,621,062
The Macerich Co.	166,200	13,156,392
Ventas, Inc.	390,500	26,198,645
Vornado Realty Trust	203,856	19,886,153
Weyerhaeuser Co.	596,940	18,320,088
		558,895,389
Retailing 5.1%
Advance Auto Parts, Inc.	85,000	14,807,850
Amazon.com, Inc. *	447,080	239,701,942
AutoNation, Inc. *	91,733	5,718,635
AutoZone, Inc. *	36,498	25,582,908
Bed Bath & Beyond, Inc. *	210,569	13,735,416
Best Buy Co., Inc.	327,357	10,570,357
CarMax, Inc. *	239,400	15,443,694
Dollar General Corp.	350,300	28,153,611
Dollar Tree, Inc. *	273,030	21,304,531
Expedia, Inc.	114,513	13,906,459
GameStop Corp., Class A (b)	119,100	5,460,735
Genuine Parts Co.	178,638	15,889,850
Kohl's Corp.	231,910	14,220,721
L Brands, Inc.	292,135	23,581,137
Lowe's Cos., Inc.	1,090,688	75,650,120
Macy's, Inc.	400,126	27,632,702
Netflix, Inc. *	501,900	57,372,189
Nordstrom, Inc.	164,796	12,575,583
4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
O'Reilly Automotive, Inc. *	116,800	28,068,208
Ross Stores, Inc.	476,200	25,314,792
Signet Jewelers Ltd.	94,000	11,394,680
Staples, Inc.	781,869	11,501,293
Target Corp.	748,608	61,273,565
The Gap, Inc.	320,262	11,683,158
The Home Depot, Inc.	1,518,450	177,704,203
The Priceline Group, Inc. *	60,815	75,627,709
The TJX Cos., Inc.	789,406	55,116,327
Tiffany & Co.	125,428	12,003,460
Tractor Supply Co.	162,600	15,043,752
TripAdvisor, Inc. *	129,813	10,304,556
Urban Outfitters, Inc. *	111,100	3,624,082
		1,119,968,225
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	358,646	17,810,360
Analog Devices, Inc.	366,554	21,381,095
Applied Materials, Inc.	1,455,372	25,265,258
Avago Technologies Ltd.	297,900	37,279,206
Broadcom Corp., Class A	637,718	32,274,908
First Solar, Inc. *	94,900	4,204,070
Intel Corp.	5,530,205	160,099,435
KLA-Tencor Corp.	185,081	9,818,547
Lam Research Corp.	181,374	13,942,220
Linear Technology Corp.	282,568	11,585,288
Microchip Technology, Inc.	240,423	10,299,721
Micron Technology, Inc. *	1,245,975	23,062,997
NVIDIA Corp.	601,582	12,001,561
Qorvo, Inc. *	175,400	10,164,430
Skyworks Solutions, Inc.	220,000	21,047,400
Texas Instruments, Inc.	1,211,454	60,548,471
Xilinx, Inc.	313,563	13,091,255
		483,876,222
Software & Services 11.0%
Accenture plc, Class A	729,400	75,208,434
Adobe Systems, Inc. *	562,676	46,133,805
Akamai Technologies, Inc. *	202,841	15,559,933
Alliance Data Systems Corp. *	72,500	19,940,400
Autodesk, Inc. *	269,681	13,640,465
Automatic Data Processing, Inc.	556,673	44,405,805
CA, Inc.	370,925	10,806,900
Citrix Systems, Inc. *	179,208	13,549,917
Cognizant Technology Solutions Corp., Class A *	708,596	44,712,408
Computer Sciences Corp.	162,140	10,608,820
eBay, Inc. *	1,297,169	36,476,392
Electronic Arts, Inc. *	357,392	25,571,398
Facebook, Inc., Class A *	2,463,300	231,574,833
Fidelity National Information Services, Inc.	335,634	21,960,533
Fiserv, Inc. *	280,704	24,381,949
Google, Inc., Class A *	335,312	220,467,640
Google, Inc., Class C *	335,075	209,626,271
International Business Machines Corp.	1,073,290	173,862,247
Intuit, Inc.	328,609	34,756,974
MasterCard, Inc., Class A	1,143,390	111,366,186
Microsoft Corp.	9,474,431	442,455,928
Security	Number of Shares	Value ($)
Oracle Corp.	3,743,586	149,518,825
Paychex, Inc.	371,965	17,259,176
PayPal Holdings, Inc. *	1,297,169	50,200,440
Red Hat, Inc. *	210,100	16,614,708
salesforce.com, Inc. *	705,165	51,688,594
Symantec Corp.	793,750	18,049,875
Teradata Corp. *	159,871	5,932,813
The Western Union Co.	627,325	12,697,058
Total System Services, Inc.	207,700	9,599,894
VeriSign, Inc. *	126,725	8,989,872
Visa, Inc., Class A	2,255,600	169,936,904
Xerox Corp.	1,208,366	13,316,193
Yahoo! Inc. *	1,012,455	37,126,725
		2,387,998,315
Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	362,300	20,437,343
Apple, Inc.	6,742,315	817,842,810
Cisco Systems, Inc.	5,964,728	169,517,570
Corning, Inc.	1,488,687	27,808,673
EMC Corp.	2,259,645	60,761,854
F5 Networks, Inc. *	82,400	11,053,136
FLIR Systems, Inc.	149,700	4,609,263
Harris Corp.	145,100	12,034,594
Hewlett-Packard Co.	2,113,108	64,492,056
Juniper Networks, Inc.	403,065	11,455,107
Motorola Solutions, Inc.	220,022	13,236,523
NetApp, Inc.	374,174	11,655,520
QUALCOMM, Inc.	1,919,765	123,613,669
SanDisk Corp.	247,324	14,911,164
Seagate Technology plc	383,900	19,425,340
TE Connectivity Ltd.	468,700	28,553,204
Western Digital Corp.	251,600	21,652,696
		1,433,060,522
Telecommunication Services 2.4%
AT&T, Inc.	7,175,603	249,280,448
CenturyLink, Inc.	645,643	18,465,390
Frontier Communications Corp.	1,396,845	6,593,108
Level 3 Communications, Inc. *	329,800	16,654,900
Verizon Communications, Inc.	4,786,078	223,940,589
		514,934,435
Transportation 2.1%
American Airlines Group, Inc.	803,000	32,200,300
C.H. Robinson Worldwide, Inc.	168,095	11,791,864
CSX Corp.	1,148,591	35,927,926
Delta Air Lines, Inc.	969,200	42,974,328
Expeditors International of Washington, Inc.	216,900	10,166,103
FedEx Corp.	306,768	52,586,171
JB Hunt Transport Services, Inc.	95,000	7,991,400
Kansas City Southern	129,400	12,835,186
Norfolk Southern Corp.	357,892	30,181,032
Ryder System, Inc.	60,702	5,494,745
Southwest Airlines Co.	780,136	28,240,923
Union Pacific Corp.	1,031,250	100,639,688
United Parcel Service, Inc., Class B	816,618	83,589,019
		454,618,685
    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 2.9%
AES Corp.	781,249	9,999,987
AGL Resources, Inc.	129,640	6,233,091
Ameren Corp.	287,020	11,790,782
American Electric Power Co., Inc.	585,802	33,138,819
CenterPoint Energy, Inc.	514,366	9,947,838
CMS Energy Corp.	317,784	10,887,280
Consolidated Edison, Inc.	347,565	22,101,658
Dominion Resources, Inc.	687,064	49,262,489
DTE Energy Co.	202,612	16,302,162
Duke Energy Corp.	823,099	61,090,408
Edison International	390,093	23,409,481
Entergy Corp.	209,653	14,889,556
Eversource Energy	359,500	17,874,340
Exelon Corp.	1,009,093	32,381,794
FirstEnergy Corp.	488,694	16,596,048
NextEra Energy, Inc.	518,338	54,529,158
NiSource, Inc.	374,662	6,541,599
NRG Energy, Inc.	378,600	8,499,570
Pepco Holdings, Inc.	316,200	8,436,216
PG&E Corp.	550,506	28,907,070
Pinnacle West Capital Corp.	125,361	7,736,027
PPL Corp.	790,470	25,144,851
Public Service Enterprise Group, Inc.	582,070	24,254,857
SCANA Corp.	157,500	8,631,000
Sempra Energy	270,569	27,538,513
TECO Energy, Inc.	273,819	6,056,876
The Southern Co.	1,065,625	47,665,406
WEC Energy Group, Inc.	369,078	18,084,822
Xcel Energy, Inc.	591,586	20,510,287
		628,441,985
Total Common Stock
(Cost $12,235,721,515)		21,729,012,947

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	17,387,447	17,387,447
Total Other Investment Company
(Cost $17,387,447)		17,387,447
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
DNB
0.03%, 08/03/15	43,403,818	43,403,818
Total Short-Term Investment
(Cost $43,403,818)		43,403,818

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $12,336,628,313 and the unrealized appreciation and depreciation were $9,960,674,525 and ($507,498,626), respectively, with a net unrealized appreciation of $9,453,175,899.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $16,511,118.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	150	15,738,000	(33,926)
6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$21,729,012,947	$—	$—	$21,729,012,947
Other Investment Company[1]	17,387,447	—	—	17,387,447
Short-Term Investment[1]	—	43,403,818	—	43,403,818
Total	$21,746,400,394	$43,403,818	$—	$21,789,804,212
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($33,926)	$—	$—	($33,926)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    7

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,047,062,472	6,650,643,055
0.7%	Other Investment Companies	48,935,484	48,935,484
100.3%	Total Investments	2,095,997,956	6,699,578,539
(0.3%)	Other Assets and Liabilities, Net		(18,778,789)
100.0%	Net Assets		6,680,799,750

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.1%
Autoliv, Inc. (b)	29,200	3,071,840
BorgWarner, Inc.	69,096	3,434,762
Dana Holding Corp.	50,100	929,856
Delphi Automotive plc	91,200	7,120,896
Ford Motor Co.	1,240,487	18,396,422
General Motors Co.	420,700	13,256,257
Gentex Corp.	97,544	1,568,508
Harley-Davidson, Inc.	66,292	3,864,824
Johnson Controls, Inc.	209,054	9,524,500
Lear Corp.	23,600	2,456,052
Tesla Motors, Inc. *	30,600	8,144,190
The Goodyear Tire & Rubber Co.	83,100	2,503,803
Visteon Corp. *	12,000	1,194,360
		75,466,270
Banks 5.9%
Bank of America Corp.	3,277,241	58,597,069
BB&T Corp.	228,600	9,205,722
BOK Financial Corp.	8,900	591,494
CIT Group, Inc.	50,900	2,394,336
Citigroup, Inc.	945,456	55,271,358
City National Corp.	15,532	1,396,482
Comerica, Inc.	51,128	2,425,001
Commerce Bancshares, Inc.	26,650	1,254,949
Cullen/Frost Bankers, Inc.	16,900	1,224,405
East West Bancorp, Inc.	45,800	2,050,008
Fifth Third Bancorp	259,984	5,477,863
First Republic Bank	40,200	2,564,358
Hudson City Bancorp, Inc.	146,840	1,513,920
Huntington Bancshares, Inc.	273,998	3,197,557
Investors Bancorp, Inc.	108,730	1,324,331
JPMorgan Chase & Co.	1,166,978	79,973,002
KeyCorp	282,614	4,193,992
M&T Bank Corp.	42,943	5,631,974
New York Community Bancorp, Inc.	149,882	2,852,254
Security	Number of Shares	Value ($)
PacWest Bancorp	30,300	1,402,587
People's United Financial, Inc.	103,793	1,688,712
Popular, Inc. *	31,600	967,592
Prosperity Bancshares, Inc.	15,900	867,981
Regions Financial Corp.	427,606	4,442,826
Signature Bank *	15,700	2,285,763
SunTrust Banks, Inc.	164,193	7,280,318
SVB Financial Group *	14,900	2,132,190
Synovus Financial Corp.	44,657	1,407,589
TFS Financial Corp.	27,300	460,278
The PNC Financial Services Group, Inc.	165,634	16,261,946
U.S. Bancorp	547,005	24,730,096
Umpqua Holdings Corp.	67,000	1,188,580
Wells Fargo & Co.	1,474,296	85,317,510
Zions Bancorp	63,198	1,971,146
		393,545,189
Capital Goods 7.3%
3M Co.	199,954	30,261,038
A.O. Smith Corp.	25,400	1,824,228
Acuity Brands, Inc.	14,300	2,877,017
AECOM *	49,700	1,532,251
AGCO Corp.	24,200	1,331,242
Air Lease Corp.	31,700	1,120,595
Allegion plc	28,700	1,814,414
Allison Transmission Holdings, Inc.	52,700	1,537,786
AMETEK, Inc.	75,105	3,984,320
B/E Aerospace, Inc.	31,700	1,544,107
Carlisle Cos., Inc.	20,736	2,099,727
Caterpillar, Inc.	190,796	15,002,289
Chicago Bridge & Iron Co., N.V. (b)	27,108	1,440,519
CLARCOR, Inc.	18,200	1,095,094
Colfax Corp. *	27,300	1,041,222
Crane Co.	16,384	871,629
Cummins, Inc.	53,492	6,928,819
Curtiss-Wright Corp.	15,200	1,024,024
Danaher Corp.	188,440	17,253,566
Deere & Co.	105,146	9,943,657
Donaldson Co., Inc.	43,500	1,461,600
Dover Corp.	50,237	3,218,685
Eaton Corp. plc	149,101	9,032,539
Emerson Electric Co.	213,228	11,034,549
Esterline Technologies Corp. *	10,100	895,466
Fastenal Co.	84,200	3,524,612
Flowserve Corp.	43,023	2,021,651
Fluor Corp.	47,658	2,228,012
Fortune Brands Home & Security, Inc.	52,900	2,525,975
General Dynamics Corp.	99,544	14,843,006
General Electric Co.	3,150,402	82,225,492
Graco, Inc.	20,294	1,450,818
HD Supply Holdings, Inc. *	51,900	1,858,020
HEICO Corp.	18,906	1,036,616
Hexcel Corp.	33,500	1,738,315
    1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Honeywell International, Inc.	243,699	25,600,580
Hubbell, Inc., Class B	16,932	1,767,870
Huntington Ingalls Industries, Inc.	16,200	1,902,042
IDEX Corp.	24,006	1,825,176
Illinois Tool Works, Inc.	106,104	9,493,125
Ingersoll-Rand plc	82,400	5,059,360
ITT Corp.	30,300	1,151,400
Jacobs Engineering Group, Inc. *	30,856	1,299,655
Joy Global, Inc.	26,308	694,794
L-3 Communications Holdings, Inc.	25,874	2,987,412
Lennox International, Inc.	11,700	1,381,419
Lincoln Electric Holdings, Inc.	22,200	1,344,210
Lockheed Martin Corp.	84,264	17,451,074
Masco Corp.	108,836	2,872,182
MSC Industrial Direct Co., Inc., Class A	15,558	1,108,663
Nordson Corp.	18,000	1,333,980
Northrop Grumman Corp.	60,832	10,524,544
Orbital ATK, Inc.	18,500	1,312,575
Oshkosh Corp.	23,600	862,344
Owens Corning	36,900	1,654,965
PACCAR, Inc.	113,889	7,384,563
Pall Corp.	32,933	4,164,378
Parker-Hannifin Corp.	44,553	5,023,351
Pentair plc	57,895	3,520,595
Precision Castparts Corp.	44,201	8,615,659
Quanta Services, Inc. *	72,100	1,991,402
Raytheon Co.	96,090	10,482,458
Rockwell Automation, Inc.	42,649	4,980,550
Rockwell Collins, Inc.	40,653	3,440,057
Roper Technologies, Inc.	32,591	5,451,497
Sensata Technologies Holding N.V. *	50,100	2,571,132
Snap-on, Inc.	17,250	2,842,800
SolarCity Corp. *(b)	15,700	910,600
Spirit AeroSystems Holdings, Inc., Class A *	37,400	2,105,620
SPX Corp.	12,614	825,082
Stanley Black & Decker, Inc.	43,541	4,593,140
Teledyne Technologies, Inc. *	12,600	1,306,242
Textron, Inc.	88,938	3,886,591
The Boeing Co.	200,889	28,962,167
The Middleby Corp. *	18,300	2,245,410
The Timken Co.	21,394	714,132
The Toro Co.	19,200	1,311,936
TransDigm Group, Inc. *	15,200	3,439,760
Trinity Industries, Inc.	44,200	1,293,292
United Rentals, Inc. *	31,467	2,107,974
United Technologies Corp.	258,203	25,900,343
USG Corp. *	29,200	904,616
W.W. Grainger, Inc.	19,476	4,454,356
WABCO Holdings, Inc. *	18,000	2,222,460
Wabtec Corp.	28,800	2,914,272
Watsco, Inc.	9,700	1,243,928
Xylem, Inc.	53,400	1,843,902
		488,904,535
Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,497,455
Copart, Inc. *	36,074	1,299,746
Equifax, Inc.	37,300	3,809,449
IHS, Inc., Class A *	20,000	2,500,600
Security	Number of Shares	Value ($)
KAR Auction Services, Inc.	44,400	1,728,492
ManpowerGroup, Inc.	25,491	2,306,426
Nielsen N.V.	116,700	5,655,282
Pitney Bowes, Inc.	67,841	1,419,234
R.R. Donnelley & Sons Co.	58,400	1,024,920
Republic Services, Inc.	81,681	3,473,893
Robert Half International, Inc.	43,891	2,415,322
Rollins, Inc.	32,850	952,650
Stericycle, Inc. *	27,098	3,820,005
The ADT Corp.	54,700	1,888,791
The Dun & Bradstreet Corp.	10,925	1,363,112
Towers Watson & Co., Class A	20,900	2,649,702
Tyco International plc	126,900	4,820,931
Verisk Analytics, Inc. *	47,800	3,733,658
Waste Connections, Inc.	37,900	1,899,927
Waste Management, Inc.	131,077	6,701,967
		55,961,562
Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,555,537
Carter's, Inc.	17,300	1,754,393
Coach, Inc.	91,330	2,849,496
D.R. Horton, Inc.	107,597	3,194,555
Fossil Group, Inc. *	13,700	941,875
Garmin Ltd.	39,886	1,671,622
GoPro, Inc., Class A *	8,800	546,480
Hanesbrands, Inc.	132,000	4,095,960
Harman International Industries, Inc.	20,497	2,206,707
Hasbro, Inc.	34,225	2,694,876
Jarden Corp. *	57,675	3,172,125
Kate Spade & Co. *	39,500	794,740
Leggett & Platt, Inc.	46,944	2,244,393
Lennar Corp., Class A	51,975	2,756,754
lululemon athletica, Inc. *	34,500	2,168,670
Mattel, Inc.	102,797	2,385,918
Michael Kors Holdings Ltd. *	65,400	2,746,146
Mohawk Industries, Inc. *	19,439	3,918,708
Newell Rubbermaid, Inc.	88,526	3,831,405
NIKE, Inc., Class B	217,056	25,009,192
NVR, Inc. *	1,098	1,636,064
Polaris Industries, Inc.	19,200	2,631,552
PulteGroup, Inc.	98,799	2,047,115
PVH Corp.	25,514	2,960,645
Ralph Lauren Corp.	18,395	2,315,747
Tempur Sealy International, Inc. *	18,900	1,427,895
Toll Brothers, Inc. *	50,000	1,946,000
Under Armour, Inc., Class A *	50,000	4,966,500
VF Corp.	108,528	8,366,424
Whirlpool Corp.	24,515	4,357,051
		103,194,545
Consumer Services 2.2%
Aramark	50,500	1,606,910
Bloomin' Brands, Inc.	33,500	780,215
Bright Horizons Family Solutions, Inc. *	12,900	777,096
Brinker International, Inc.	17,700	1,060,230
Buffalo Wild Wings, Inc. *	6,100	1,193,038
Carnival Corp.	140,860	7,506,429
Chipotle Mexican Grill, Inc. *	9,950	7,385,189
2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	11,700	592,722
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,230,309
Darden Restaurants, Inc.	39,365	2,903,562
Domino's Pizza, Inc.	18,600	2,117,424
Dunkin' Brands Group, Inc.	34,500	1,859,205
Extended Stay America, Inc.	15,000	285,000
Graham Holdings Co., Class B	1,254	864,708
H&R Block, Inc.	84,898	2,826,254
Hilton Worldwide Holdings, Inc. *	152,700	4,099,995
Hyatt Hotels Corp., Class A *	20,200	1,127,766
Jack in the Box, Inc.	12,400	1,178,000
Las Vegas Sands Corp.	117,863	6,605,043
Marriott International, Inc., Class A	64,875	4,710,574
McDonald's Corp.	300,736	30,031,497
MGM Resorts International *	124,787	2,448,321
Norwegian Cruise Line Holdings Ltd. *	41,900	2,615,398
Panera Bread Co., Class A *	8,600	1,755,432
Royal Caribbean Cruises Ltd.	52,391	4,707,331
Service Corp. International	63,100	1,925,181
ServiceMaster Global Holdings, Inc. *	32,600	1,262,598
Six Flags Entertainment Corp.	30,200	1,408,528
Starbucks Corp.	468,254	27,125,954
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,333,907
The Wendy's Co.	90,700	930,582
Vail Resorts, Inc.	11,800	1,294,342
Wyndham Worldwide Corp.	39,217	3,236,187
Wynn Resorts Ltd.	24,842	2,564,440
Yum! Brands, Inc.	135,676	11,906,926
		148,256,293
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	17,859	3,712,886
Ally Financial, Inc. *	138,400	3,151,368
American Express Co.	273,777	20,823,479
Ameriprise Financial, Inc.	57,357	7,208,054
Artisan Partners Asset Management, Inc., Class A	6,000	286,500
Berkshire Hathaway, Inc., Class B *	570,212	81,392,061
BlackRock, Inc.	39,765	13,373,765
Capital One Financial Corp.	174,053	14,150,509
CBOE Holdings, Inc.	25,400	1,574,292
CME Group, Inc.	99,880	9,592,475
Discover Financial Services	142,424	7,948,684
E*TRADE Financial Corp. *	86,290	2,452,362
Eaton Vance Corp.	39,084	1,499,262
Federated Investors, Inc., Class B	30,200	1,018,042
Franklin Resources, Inc.	124,158	5,655,397
Intercontinental Exchange, Inc.	36,110	8,234,524
Invesco Ltd.	135,190	5,218,334
Lazard Ltd., Class A	40,900	2,266,269
Legg Mason, Inc.	31,214	1,540,099
Leucadia National Corp.	101,178	2,379,707
LPL Financial Holdings, Inc. (b)	26,200	1,235,330
McGraw Hill Financial, Inc.	84,736	8,621,888
Moody's Corp.	56,526	6,242,166
Morgan Stanley	475,748	18,478,052
MSCI, Inc.	34,550	2,354,928
Navient Corp.	128,500	2,017,450
Security	Number of Shares	Value ($)
Northern Trust Corp.	70,876	5,421,305
NorthStar Asset Management Group, Inc.	60,300	1,104,696
Raymond James Financial, Inc.	39,649	2,339,291
Santander Consumer USA Holdings, Inc. *	31,700	766,506
SEI Investments Co.	42,148	2,246,910
SLM Corp. *	136,624	1,247,377
Springleaf Holdings, Inc. *	12,500	631,375
State Street Corp.	129,150	9,887,724
T. Rowe Price Group, Inc.	81,850	6,313,091
TD Ameritrade Holding Corp.	87,231	3,203,995
The Bank of New York Mellon Corp.	352,196	15,285,306
The Charles Schwab Corp. (a)	356,265	12,426,523
The Goldman Sachs Group, Inc.	126,432	25,927,410
The NASDAQ OMX Group, Inc.	36,337	1,854,277
Voya Financial, Inc.	62,200	2,920,290
Waddell & Reed Financial, Inc., Class A	29,000	1,302,390
		325,306,349
Energy 6.7%
Anadarko Petroleum Corp.	159,148	11,832,654
Antero Resources Corp. *	17,500	481,425
Apache Corp.	118,700	5,443,582
Baker Hughes, Inc.	135,606	7,885,489
Cabot Oil & Gas Corp.	135,396	3,541,959
Cameron International Corp. *	64,100	3,234,486
Cheniere Energy, Inc. *	68,700	4,738,239
Chesapeake Energy Corp. (b)	162,497	1,407,224
Chevron Corp.	588,837	52,100,298
Cimarex Energy Co.	29,115	3,031,454
Cobalt International Energy, Inc. *	89,900	693,129
Columbia Pipeline Group, Inc.	95,880	2,797,778
Concho Resources, Inc. *	38,200	4,070,592
ConocoPhillips	385,266	19,394,290
CONSOL Energy, Inc. (b)	77,098	1,273,659
Continental Resources, Inc. *	25,800	861,978
Core Laboratories N.V. (b)	13,300	1,458,079
Devon Energy Corp.	123,082	6,082,712
Diamond Offshore Drilling, Inc. (b)	23,629	518,657
Diamondback Energy, Inc. *	17,700	1,191,210
Energen Corp.	24,496	1,352,179
Ensco plc, Class A	76,000	1,260,080
EOG Resources, Inc.	173,304	13,377,336
EQT Corp.	46,600	3,581,210
Exxon Mobil Corp.	1,313,863	104,071,088
FMC Technologies, Inc. *	72,568	2,377,328
Gulfport Energy Corp. *	32,500	1,064,700
Halliburton Co.	260,788	10,898,331
Helmerich & Payne, Inc.	31,392	1,812,574
Hess Corp.	80,023	4,722,157
HollyFrontier Corp.	65,300	3,151,378
Kinder Morgan, Inc.	529,617	18,345,933
Marathon Oil Corp.	217,096	4,561,187
Marathon Petroleum Corp.	171,000	9,348,570
Memorial Resource Development Corp. *	22,800	348,840
Murphy Oil Corp.	49,944	1,637,664
National Oilwell Varco, Inc.	127,426	5,368,457
Newfield Exploration Co. *	53,966	1,769,545
    3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Noble Corp., plc (b)	85,800	1,025,310
Noble Energy, Inc.	120,722	4,253,036
Occidental Petroleum Corp.	239,416	16,807,003
Oceaneering International, Inc.	28,900	1,156,578
ONEOK, Inc.	66,824	2,525,279
Phillips 66	171,600	13,642,200
Pioneer Natural Resources Co.	45,811	5,807,460
QEP Resources, Inc.	44,400	616,272
Range Resources Corp.	53,928	2,121,528
Schlumberger Ltd.	397,547	32,924,843
Southwestern Energy Co. *	121,188	2,254,097
Spectra Energy Corp.	209,421	6,337,079
Targa Resources Corp.	13,500	1,194,075
Tesoro Corp.	39,812	3,875,300
The Williams Cos., Inc.	214,321	11,247,566
Transocean Ltd. (b)	113,100	1,499,706
Valero Energy Corp.	159,220	10,444,832
Weatherford International plc *	229,600	2,452,128
Western Refining, Inc.	18,800	830,208
Whiting Petroleum Corp. *	64,700	1,325,703
World Fuel Services Corp.	24,500	995,925
		444,423,579
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	12,200	1,247,023
Costco Wholesale Corp.	138,259	20,089,033
CVS Health Corp.	353,611	39,770,629
Rite Aid Corp. *	271,000	2,414,610
Sprouts Farmers Market, Inc. *	39,400	966,088
Sysco Corp.	184,730	6,707,546
The Kroger Co.	305,626	11,992,764
United Natural Foods, Inc. *	16,600	755,798
Wal-Mart Stores, Inc.	494,027	35,560,063
Walgreens Boots Alliance, Inc.	272,669	26,348,006
Whole Foods Market, Inc.	110,632	4,027,005
		149,878,565
Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	617,605	33,585,360
Archer-Daniels-Midland Co.	200,605	9,512,689
Brown-Forman Corp., Class B	45,780	4,963,010
Bunge Ltd.	45,892	3,664,476
Campbell Soup Co.	53,858	2,655,738
Coca-Cola Enterprises, Inc.	67,972	3,472,010
ConAgra Foods, Inc.	136,097	5,996,434
Constellation Brands, Inc., Class A	54,132	6,496,923
Dr Pepper Snapple Group, Inc.	63,820	5,119,640
Flowers Foods, Inc.	56,925	1,232,995
General Mills, Inc.	191,600	11,153,036
Hormel Foods Corp.	40,594	2,403,571
Ingredion, Inc.	21,800	1,922,760
Kellogg Co.	79,931	5,289,034
Keurig Green Mountain, Inc.	38,000	2,851,520
McCormick & Co., Inc. - Non Voting Shares	40,454	3,317,633
Mead Johnson Nutrition Co.	62,500	5,524,375
Molson Coors Brewing Co., Class B	49,272	3,505,210
Mondelez International, Inc., Class A	513,464	23,172,630
Monster Beverage Corp. *	45,800	7,032,590
PepsiCo, Inc.	463,285	44,637,510
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	484,265	41,419,185
Pilgrim's Pride Corp. (b)	15,000	324,600
Pinnacle Foods, Inc.	29,600	1,330,520
Reynolds American, Inc.	127,846	10,967,908
Seaboard Corp. *	105	364,875
The Boston Beer Co., Inc., Class A *	2,800	617,456
The Coca-Cola Co.	1,232,948	50,649,504
The Hain Celestial Group, Inc. *	29,400	1,998,612
The Hershey Co.	45,564	4,232,440
The JM Smucker Co.	31,301	3,496,009
The Kraft Heinz Co.	183,400	14,574,798
The WhiteWave Foods Co. *	55,779	2,879,312
TreeHouse Foods, Inc. *	13,600	1,114,656
Tyson Foods, Inc., Class A	87,359	3,874,372
		325,353,391
Health Care Equipment & Services 5.2%
Abbott Laboratories	469,946	23,821,563
Acadia Healthcare Co., Inc. *	14,600	1,164,788
Aetna, Inc.	109,934	12,419,244
Alere, Inc. *	24,700	1,200,667
Align Technology, Inc. *	23,400	1,467,180
AmerisourceBergen Corp.	65,120	6,886,440
Anthem, Inc.	83,523	12,885,093
athenahealth, Inc. *	12,000	1,679,520
Baxter International, Inc.	170,825	6,846,666
Becton, Dickinson & Co.	64,307	9,784,310
Boston Scientific Corp. *	409,607	7,102,585
Brookdale Senior Living, Inc. *	58,000	1,921,540
C.R. Bard, Inc.	23,600	4,640,940
Cardinal Health, Inc.	104,010	8,838,770
Centene Corp. *	34,200	2,398,446
Cerner Corp. *	94,504	6,777,827
Cigna Corp.	81,054	11,676,639
Community Health Systems, Inc. *	35,624	2,084,360
DaVita HealthCare Partners, Inc. *	53,450	4,224,153
DENTSPLY International, Inc.	41,600	2,367,456
DexCom, Inc. *	22,700	1,921,555
Edwards Lifesciences Corp. *	34,592	5,263,519
Envision Healthcare Holdings, Inc. *	57,400	2,571,520
Express Scripts Holding Co. *	228,489	20,580,004
HCA Holdings, Inc. *	92,200	8,575,522
Health Net, Inc. *	24,400	1,631,384
HealthSouth Corp.	27,400	1,252,180
Henry Schein, Inc. *	25,919	3,835,494
Hologic, Inc. *	76,970	3,206,570
Humana, Inc.	46,391	8,447,337
IDEXX Laboratories, Inc. *	29,996	2,181,609
IMS Health Holdings, Inc. *	33,400	1,107,210
Intuitive Surgical, Inc. *	11,341	6,046,681
Laboratory Corp. of America Holdings *	30,368	3,865,543
McKesson Corp.	72,247	15,935,521
MEDNAX, Inc. *	33,308	2,819,189
Medtronic plc	444,022	34,806,885
Omnicare, Inc.	33,133	3,208,931
Patterson Cos., Inc.	29,800	1,494,768
Premier, Inc., Class A *	10,000	357,600
Quest Diagnostics, Inc.	47,347	3,494,682
ResMed, Inc.	43,716	2,533,342
Sirona Dental Systems, Inc. *	18,900	1,961,442
4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
St. Jude Medical, Inc.	87,455	6,455,928
STERIS Corp.	17,800	1,230,514
Stryker Corp.	91,954	9,404,136
Team Health Holdings, Inc. *	22,500	1,516,725
Teleflex, Inc.	13,846	1,855,226
Tenet Healthcare Corp. *	33,425	1,881,827
The Cooper Cos., Inc.	14,400	2,548,800
UnitedHealth Group, Inc.	300,492	36,479,729
Universal Health Services, Inc., Class B	27,874	4,048,141
Varian Medical Systems, Inc. *	31,371	2,700,102
VCA, Inc. *	26,300	1,618,239
Veeva Systems, Inc., Class A *	10,000	269,200
WellCare Health Plans, Inc. *	14,100	1,139,280
West Pharmaceutical Services, Inc.	22,500	1,347,075
Zimmer Biomet Holdings, Inc.	52,212	5,433,703
		345,215,300
Household & Personal Products 1.7%
Avon Products, Inc. (b)	146,436	830,292
Church & Dwight Co., Inc.	44,094	3,806,635
Colgate-Palmolive Co.	266,054	18,096,993
Coty, Inc., Class A *	19,300	515,889
Edgewell Personal Care Co.	19,900	1,904,629
Energizer Holdings, Inc. *	19,900	766,349
Kimberly-Clark Corp.	113,204	13,015,064
Spectrum Brands Holdings, Inc.	5,000	529,750
The Clorox Co.	41,725	4,670,697
The Estee Lauder Cos., Inc., Class A	71,668	6,386,335
The Procter & Gamble Co.	846,819	64,951,017
		115,473,650
Insurance 3.1%
ACE Ltd.	103,000	11,203,310
Aflac, Inc.	142,413	9,121,553
Alleghany Corp. *	5,186	2,521,070
Allied World Assurance Co. Holdings AG	33,600	1,419,936
American Financial Group, Inc.	17,605	1,213,865
American International Group, Inc.	417,876	26,794,209
AmTrust Financial Services, Inc.	9,800	681,198
Aon plc	88,603	8,928,524
Arch Capital Group Ltd. *	37,000	2,640,320
Arthur J. Gallagher & Co.	50,220	2,381,935
Assurant, Inc.	19,192	1,431,723
Assured Guaranty Ltd.	53,900	1,318,394
Axis Capital Holdings Ltd.	33,562	1,931,829
Brown & Brown, Inc.	39,476	1,320,472
Cincinnati Financial Corp.	34,817	1,922,247
CNA Financial Corp.	9,150	362,523
Erie Indemnity Co., Class A	8,285	715,078
Everest Re Group Ltd.	14,420	2,640,590
First American Financial Corp.	31,600	1,282,328
FNF Group	88,169	3,446,526
Genworth Financial, Inc., Class A *	166,939	1,170,242
HCC Insurance Holdings, Inc.	31,057	2,396,358
Lincoln National Corp.	84,359	4,751,099
Loews Corp.	82,358	3,138,663
Markel Corp. *	4,447	3,956,718
Marsh & McLennan Cos., Inc.	166,820	9,665,551
Security	Number of Shares	Value ($)
Mercury General Corp.	10,500	592,725
MetLife, Inc.	353,344	19,695,395
Old Republic International Corp.	86,909	1,453,988
PartnerRe Ltd.	15,809	2,149,392
Principal Financial Group, Inc.	88,009	4,885,380
Prudential Financial, Inc.	141,897	12,538,019
Reinsurance Group of America, Inc.	23,610	2,278,837
RenaissanceRe Holdings Ltd.	11,007	1,181,051
The Allstate Corp.	132,098	9,108,157
The Chubb Corp.	73,812	9,177,046
The Hartford Financial Services Group, Inc.	130,995	6,228,812
The Progressive Corp.	166,942	5,091,731
The Travelers Cos., Inc.	103,347	10,967,184
Torchmark Corp.	39,097	2,408,766
Unum Group	78,214	2,803,190
Validus Holdings Ltd.	25,509	1,182,342
W. R. Berkley Corp.	32,225	1,795,577
White Mountains Insurance Group Ltd.	1,813	1,279,978
Willis Group Holdings plc	56,600	2,631,334
XL Group plc	82,267	3,127,791
		208,932,956
Materials 3.1%
Air Products & Chemicals, Inc.	61,078	8,704,226
Airgas, Inc.	21,451	2,188,431
Albemarle Corp.	37,439	2,029,194
Alcoa, Inc.	374,620	3,697,499
AptarGroup, Inc.	22,500	1,525,275
Ashland, Inc.	20,300	2,320,696
Avery Dennison Corp.	31,060	1,890,001
Axalta Coating Systems Ltd. *	30,000	954,300
Ball Corp.	40,576	2,752,676
Bemis Co., Inc.	35,049	1,562,134
Berry Plastics Group, Inc. *	36,100	1,175,416
Celanese Corp., Series A	49,443	3,259,283
CF Industries Holdings, Inc.	74,560	4,413,952
Crown Holdings, Inc. *	39,776	2,048,862
E.I. du Pont de Nemours & Co.	282,217	15,736,420
Eagle Materials, Inc.	15,200	1,172,528
Eastman Chemical Co.	45,762	3,587,741
Ecolab, Inc.	83,128	9,627,054
FMC Corp.	43,504	2,111,684
Freeport-McMoRan, Inc.	331,157	3,891,095
Graphic Packaging Holding Co.	104,500	1,577,950
Huntsman Corp.	64,700	1,229,300
International Flavors & Fragrances, Inc.	24,408	2,821,321
International Paper Co.	135,207	6,472,359
LyondellBasell Industries N.V., Class A	124,100	11,644,303
Martin Marietta Materials, Inc.	19,649	3,081,356
Monsanto Co.	150,434	15,327,720
NewMarket Corp.	3,600	1,431,756
Newmont Mining Corp.	162,928	2,797,474
Nucor Corp.	92,376	4,077,477
Owens-Illinois, Inc. *	55,877	1,192,974
Packaging Corp. of America	29,030	2,055,034
Platform Specialty Products Corp. *	37,800	879,606
PolyOne Corp.	30,900	1,058,943
    5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	84,812	9,191,924
Praxair, Inc.	89,328	10,195,898
Reliance Steel & Aluminum Co.	25,122	1,522,393
Royal Gold, Inc.	21,800	1,099,156
RPM International, Inc.	44,600	2,090,402
Sealed Air Corp.	65,302	3,472,107
Sigma-Aldrich Corp.	36,508	5,096,882
Silgan Holdings, Inc.	10,200	545,394
Sonoco Products Co.	33,970	1,402,282
Steel Dynamics, Inc.	74,400	1,490,232
The Chemours Co.	56,443	616,358
The Dow Chemical Co.	338,656	15,937,151
The Mosaic Co.	98,995	4,250,845
The Scotts Miracle-Gro Co., Class A	14,668	885,800
The Sherwin-Williams Co.	25,090	6,968,998
The Valspar Corp.	24,346	2,027,535
Vulcan Materials Co.	43,925	3,998,053
W.R. Grace & Co. *	21,500	2,169,995
Westlake Chemical Corp.	14,000	874,580
WestRock Co. *	84,842	5,350,136
		209,482,161
Media 3.6%
AMC Networks, Inc., Class A *	19,500	1,642,290
Cablevision Systems Corp., Class A	75,110	2,119,604
CBS Corp., Class B - Non Voting Shares	142,705	7,630,436
Charter Communications, Inc., Class A *(b)	25,600	4,758,016
Cinemark Holdings, Inc.	34,600	1,365,316
Clear Channel Outdoor Holdings, Inc., Class A	14,500	140,070
Comcast Corp., Class A	789,423	49,267,890
Discovery Communications, Inc., Class A *(b)	47,200	1,558,544
Discovery Communications, Inc., Class C *	87,100	2,639,130
DISH Network Corp., Class A *	67,372	4,352,905
John Wiley & Sons, Inc., Class A	15,480	820,595
Liberty Broadband Corp., Class C *	20,700	1,108,071
Liberty Global plc, Class A *	79,241	4,156,983
Liberty Global plc, Series C *	184,872	9,084,610
Liberty Media Corp., Class A *	30,446	1,150,859
Liberty Media Corp., Class C *	62,700	2,363,790
Lions Gate Entertainment Corp.	26,400	1,034,352
Live Nation Entertainment, Inc. *	45,500	1,193,010
News Corp., Class A *	161,082	2,372,738
Omnicom Group, Inc.	77,888	5,692,055
Scripps Networks Interactive, Inc., Class A	30,900	1,933,722
Sirius XM Holdings, Inc. *	817,600	3,237,696
TEGNA, Inc.	73,854	2,151,367
The Interpublic Group of Cos., Inc.	127,164	2,708,593
The Madison Square Garden Co., Class A *	20,800	1,734,720
The Walt Disney Co.	487,560	58,507,200
Time Warner Cable, Inc.	87,736	16,670,717
Time Warner, Inc.	261,180	22,994,287
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	551,828	19,032,548
Viacom, Inc., Class B	113,546	6,472,122
		239,894,236
Pharmaceuticals, Biotechnology & Life Sciences 10.0%
AbbVie, Inc.	539,126	37,744,211
ACADIA Pharmaceuticals, Inc. *	24,700	1,205,607
Agilent Technologies, Inc.	107,031	4,382,920
Agios Pharmaceuticals, Inc. *	3,700	407,666
Akorn, Inc. *	23,300	1,074,363
Alexion Pharmaceuticals, Inc. *	70,304	13,880,822
Alkermes plc *	44,700	3,129,894
Allergan plc *	122,677	40,624,489
Alnylam Pharmaceuticals, Inc. *	22,100	2,816,203
Amgen, Inc.	238,802	42,170,045
Baxalta, Inc. *	170,825	5,608,185
Bio-Rad Laboratories, Inc., Class A *	6,900	1,040,106
Bio-Techne Corp.	12,563	1,374,141
Biogen, Inc. *	74,155	23,639,131
BioMarin Pharmaceutical, Inc. *	49,600	7,254,992
Bristol-Myers Squibb Co.	519,939	34,128,796
Celgene Corp. *	250,540	32,883,375
Cepheid *	21,800	1,211,862
Charles River Laboratories International, Inc. *	14,400	1,117,728
Eli Lilly & Co.	305,271	25,798,452
Endo International plc *	63,428	5,552,487
Gilead Sciences, Inc.	462,144	54,468,292
Hospira, Inc. *	52,340	4,681,813
Illumina, Inc. *	44,400	9,736,920
Incyte Corp. *	51,800	5,401,704
Intercept Pharmaceuticals, Inc. *	4,500	1,187,145
Intrexon Corp. *(b)	15,000	978,750
Isis Pharmaceuticals, Inc. *	37,300	2,048,889
Jazz Pharmaceuticals plc *	19,200	3,691,008
Johnson & Johnson	872,887	87,472,006
Mallinckrodt plc *	35,320	4,378,267
Medivation, Inc. *	24,300	2,559,519
Merck & Co., Inc.	891,318	52,552,109
Mettler-Toledo International, Inc. *	8,800	2,970,880
Mylan N.V. *	127,600	7,144,324
OPKO Health, Inc. *(b)	69,500	1,137,715
Pacira Pharmaceuticals, Inc. *	11,300	750,546
PAREXEL International Corp. *	17,300	1,193,008
PerkinElmer, Inc.	38,500	2,037,420
Perrigo Co., plc	45,400	8,725,880
Pfizer, Inc.	1,925,151	69,420,945
Puma Biotechnology, Inc. *	6,200	561,720
Quintiles Transnational Holdings, Inc. *	25,400	1,948,688
Receptos, Inc. *	9,800	2,233,028
Regeneron Pharmaceuticals, Inc. *	23,600	13,066,376
Seattle Genetics, Inc. *	33,600	1,608,432
Thermo Fisher Scientific, Inc.	123,798	17,273,535
United Therapeutics Corp. *	16,100	2,726,696
Vertex Pharmaceuticals, Inc. *	75,312	10,167,120
VWR Corp. *	12,900	345,591
Waters Corp. *	25,000	3,337,250
Zoetis, Inc.	160,800	7,875,984
		670,727,035
6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	24,500	2,271,395
American Campus Communities, Inc.	31,200	1,164,384
American Capital Agency Corp.	108,300	2,085,858
American Homes 4 Rent, Class A	44,000	728,200
American Tower Corp.	132,689	12,620,051
Annaly Capital Management, Inc.	304,600	3,030,770
Apartment Investment & Management Co., Class A	49,418	1,931,255
AvalonBay Communities, Inc.	41,849	7,212,257
BioMed Realty Trust, Inc.	58,600	1,262,244
Boston Properties, Inc.	47,905	5,905,728
Brixmor Property Group, Inc.	40,400	988,588
Camden Property Trust	26,864	2,139,180
CBL & Associates Properties, Inc.	53,200	869,288
CBRE Group, Inc., Class A *	84,537	3,209,870
Chimera Investment Corp.	66,080	940,318
Corrections Corp. of America	38,004	1,336,601
Crown Castle International Corp.	104,627	8,569,998
CubeSmart	50,100	1,310,616
DCT Industrial Trust, Inc.	27,600	959,376
DDR Corp.	91,800	1,496,340
Digital Realty Trust, Inc.	41,400	2,660,778
Douglas Emmett, Inc.	47,600	1,395,156
Duke Realty Corp.	104,537	2,108,511
EPR Properties	17,000	971,040
Equinix, Inc.	17,780	4,959,020
Equity Commonwealth *	40,300	1,055,860
Equity LifeStyle Properties, Inc.	27,800	1,609,064
Equity One, Inc.	20,200	518,534
Equity Residential	115,272	8,623,498
Essex Property Trust, Inc.	20,929	4,707,141
Extra Space Storage, Inc.	37,100	2,727,592
Federal Realty Investment Trust	21,596	2,954,117
Forest City Enterprises, Inc., Class A *	61,800	1,443,030
Gaming & Leisure Properties, Inc.	32,000	1,048,000
General Growth Properties, Inc.	200,000	5,428,000
HCP, Inc.	144,480	5,582,707
Health Care REIT, Inc.	111,421	7,729,275
Healthcare Trust of America, Inc., Class A	36,800	924,784
Highwoods Properties, Inc.	31,600	1,337,628
Home Properties, Inc.	16,400	1,208,680
Hospitality Properties Trust	52,081	1,428,061
Host Hotels & Resorts, Inc.	240,139	4,653,894
Iron Mountain, Inc.	61,866	1,859,073
Jones Lang LaSalle, Inc.	14,800	2,634,992
Kilroy Realty Corp.	27,700	1,962,545
Kimco Realty Corp.	126,531	3,126,581
Lamar Advertising Co., Class A	26,170	1,571,509
LaSalle Hotel Properties	34,000	1,131,180
Liberty Property Trust	46,304	1,575,725
Mid-America Apartment Communities, Inc.	23,900	1,920,126
National Retail Properties, Inc.	43,000	1,598,310
NorthStar Realty Finance Corp.	81,150	1,298,400
Omega Healthcare Investors, Inc.	51,900	1,881,894
Outfront Media, Inc.	42,500	1,068,025
Pebblebrook Hotel Trust	22,300	907,610
Plum Creek Timber Co., Inc.	54,798	2,246,718
Post Properties, Inc.	17,000	967,980
Security	Number of Shares	Value ($)
Prologis, Inc.	162,080	6,582,069
Public Storage	45,509	9,337,537
Rayonier, Inc.	41,734	1,026,656
Realogy Holdings Corp. *	43,650	1,986,948
Realty Income Corp.	70,800	3,418,932
Regency Centers Corp.	30,582	1,956,331
Retail Properties of America, Inc., Class A	70,000	1,019,200
RLJ Lodging Trust	44,500	1,327,435
Senior Housing Properties Trust	69,500	1,200,265
Simon Property Group, Inc.	99,050	18,544,141
SL Green Realty Corp.	31,851	3,667,324
Sovran Self Storage, Inc.	10,100	961,621
Spirit Realty Capital, Inc.	113,100	1,147,965
Starwood Property Trust, Inc.	62,800	1,366,528
Strategic Hotels & Resorts, Inc. *	84,100	1,149,647
Sun Communities, Inc.	15,500	1,077,405
Sunstone Hotel Investors, Inc.	64,100	901,887
Tanger Factory Outlet Centers, Inc.	30,900	1,003,632
Taubman Centers, Inc.	19,800	1,481,040
The Howard Hughes Corp. *	11,500	1,563,540
The Macerich Co.	44,845	3,549,930
Two Harbors Investment Corp.	117,200	1,197,784
UDR, Inc.	85,262	2,882,708
Ventas, Inc.	102,229	6,858,544
VEREIT, Inc.	288,200	2,524,632
Vornado Realty Trust	54,334	5,300,282
Weingarten Realty Investors	32,102	1,129,348
Weyerhaeuser Co.	166,850	5,120,627
WP Carey, Inc.	29,500	1,805,105
WP GLIMCHER, Inc.	59,200	801,568
		242,747,986
Retailing 5.0%
Advance Auto Parts, Inc.	22,622	3,940,979
Amazon.com, Inc. *	119,641	64,145,522
AutoNation, Inc. *	20,866	1,300,786
AutoZone, Inc. *	10,033	7,032,531
Bed Bath & Beyond, Inc. *	56,220	3,667,231
Best Buy Co., Inc.	86,726	2,800,383
Burlington Stores, Inc. *	20,300	1,117,312
Cabela's, Inc. *	15,100	670,893
CarMax, Inc. *	66,800	4,309,268
CST Brands, Inc.	25,900	981,092
Dick's Sporting Goods, Inc.	32,800	1,672,144
Dillard's, Inc., Class A	9,100	927,108
Dollar General Corp.	93,400	7,506,558
Dollar Tree, Inc. *	70,318	5,486,913
Expedia, Inc.	32,204	3,910,854
Foot Locker, Inc.	45,109	3,182,440
GameStop Corp., Class A (b)	31,900	1,462,615
Genuine Parts Co.	49,630	4,414,588
GNC Holdings, Inc., Class A	26,800	1,318,828
Groupon, Inc. *	120,700	581,774
HSN, Inc.	9,400	690,994
Kohl's Corp.	62,565	3,836,486
L Brands, Inc.	78,823	6,362,593
Liberty Interactive Corp., QVC Group, Class A *	136,208	3,956,842
Liberty Ventures, Series A *	44,681	1,853,368
LKQ Corp. *	99,600	3,133,416
    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	293,436	20,352,721
Macy's, Inc.	109,576	7,567,319
Murphy USA, Inc. *	14,300	783,068
Netflix, Inc. *	131,600	15,043,196
Nordstrom, Inc.	41,600	3,174,496
O'Reilly Automotive, Inc. *	31,566	7,585,625
Office Depot, Inc. *	154,900	1,239,200
Penske Automotive Group, Inc.	15,300	826,200
Restoration Hardware Holdings, Inc. *	11,800	1,197,228
Ross Stores, Inc.	133,824	7,114,084
Sally Beauty Holdings, Inc. *	38,200	1,137,978
Sears Holdings Corp. *(b)	13,094	282,176
Signet Jewelers Ltd.	24,300	2,945,646
Staples, Inc.	197,970	2,912,139
Target Corp.	199,562	16,334,150
The Gap, Inc.	87,355	3,186,710
The Home Depot, Inc.	407,435	47,682,118
The Michaels Cos., Inc. *	12,400	314,216
The Priceline Group, Inc. *	16,246	20,203,038
The TJX Cos., Inc.	213,190	14,884,926
Tiffany & Co.	33,573	3,212,936
Tractor Supply Co.	41,400	3,830,328
TripAdvisor, Inc. *	33,200	2,635,416
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,303,997
Urban Outfitters, Inc. *	27,996	913,229
Williams-Sonoma, Inc.	29,400	2,489,004
		331,414,662
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	92,269	4,582,079
Analog Devices, Inc.	101,274	5,907,312
Applied Materials, Inc.	385,589	6,693,825
Atmel Corp.	138,500	1,146,780
Avago Technologies Ltd.	80,000	10,011,200
Broadcom Corp., Class A	166,125	8,407,586
Cavium, Inc. *	17,300	1,172,940
Cree, Inc. *(b)	38,900	958,885
First Solar, Inc. *	20,000	886,000
Freescale Semiconductor Ltd. *	31,900	1,271,853
Intel Corp.	1,483,180	42,938,061
KLA-Tencor Corp.	53,538	2,840,191
Lam Research Corp.	48,319	3,714,282
Linear Technology Corp.	77,466	3,176,106
Marvell Technology Group Ltd.	135,162	1,681,415
Maxim Integrated Products, Inc.	93,400	3,179,336
Microchip Technology, Inc.	65,366	2,800,279
Micron Technology, Inc. *	333,400	6,171,234
NVIDIA Corp.	156,999	3,132,130
ON Semiconductor Corp. *	126,800	1,346,616
Qorvo, Inc. *	46,400	2,688,880
Skyworks Solutions, Inc.	59,900	5,730,633
SunEdison, Inc. *	90,500	2,106,840
Teradyne, Inc.	62,600	1,205,676
Texas Instruments, Inc.	326,775	16,332,215
Xilinx, Inc.	85,805	3,582,359
		143,664,713
Security	Number of Shares	Value ($)
Software & Services 11.0%
Accenture plc, Class A	195,100	20,116,761
Activision Blizzard, Inc.	157,838	4,070,642
Adobe Systems, Inc. *	147,113	12,061,795
Akamai Technologies, Inc. *	55,509	4,258,095
Alliance Data Systems Corp. *	19,371	5,327,800
Amdocs Ltd.	51,600	3,026,340
ANSYS, Inc. *	27,400	2,579,710
Autodesk, Inc. *	69,872	3,534,126
Automatic Data Processing, Inc.	150,551	12,009,453
Booz Allen Hamilton Holding Corp.	27,900	773,667
Broadridge Financial Solutions, Inc.	36,400	1,975,428
CA, Inc.	98,881	2,880,898
Cadence Design Systems, Inc. *	92,587	1,941,549
CDK Global, Inc.	51,400	2,654,296
Citrix Systems, Inc. *	52,400	3,961,964
Cognizant Technology Solutions Corp., Class A *	191,332	12,073,049
Computer Sciences Corp.	42,331	2,769,717
CoStar Group, Inc. *	10,600	2,133,674
DST Systems, Inc.	8,080	881,932
eBay, Inc. *	348,470	9,798,976
Electronic Arts, Inc. *	98,381	7,039,161
Facebook, Inc., Class A *	658,500	61,905,585
FactSet Research Systems, Inc.	12,900	2,137,014
Fidelity National Information Services, Inc.	84,508	5,529,358
FireEye, Inc. *	8,600	382,614
Fiserv, Inc. *	76,278	6,625,507
FleetCor Technologies, Inc. *	24,100	3,731,162
Fortinet, Inc. *	44,600	2,129,204
Gartner, Inc. *	26,400	2,338,248
Genpact Ltd. *	44,550	989,455
Global Payments, Inc.	19,738	2,212,432
Google, Inc., Class A *	89,988	59,167,110
Google, Inc., Class C *	89,332	55,886,993
Guidewire Software, Inc. *	21,100	1,245,955
IAC/InterActiveCorp	21,230	1,640,230
Informatica Corp. *	36,200	1,756,424
International Business Machines Corp.	287,840	46,627,202
Intuit, Inc.	89,944	9,513,377
Jack Henry & Associates, Inc.	24,200	1,690,612
LinkedIn Corp., Class A *	33,000	6,707,580
Manhattan Associates, Inc. *	24,200	1,568,644
MasterCard, Inc., Class A	306,910	29,893,034
MAXIMUS, Inc.	21,300	1,452,873
Microsoft Corp.	2,538,838	118,563,735
NetSuite, Inc. *	9,800	968,632
Nuance Communications, Inc. *	79,800	1,446,774
Oracle Corp.	1,003,410	40,076,195
Pandora Media, Inc. *	52,500	919,800
Paychex, Inc.	102,528	4,757,299
PayPal Holdings, Inc. *	348,470	13,485,789
PTC, Inc. *	39,700	1,443,095
Rackspace Hosting, Inc. *	35,200	1,197,856
Red Hat, Inc. *	57,283	4,529,940
Sabre Corp.	26,300	699,580
salesforce.com, Inc. *	190,540	13,966,582
ServiceNow, Inc. *	41,300	3,324,650
SolarWinds, Inc. *	20,600	821,734
8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Solera Holdings, Inc.	24,100	881,819
Splunk, Inc. *	37,800	2,643,732
SS&C Technologies Holdings, Inc.	20,100	1,367,403
Symantec Corp.	213,489	4,854,740
Synopsys, Inc. *	48,700	2,475,908
Syntel, Inc. *	11,300	493,697
Tableau Software, Inc., Class A *	13,900	1,455,886
Teradata Corp. *	48,044	1,782,913
The Ultimate Software Group, Inc. *	8,900	1,639,469
The Western Union Co.	163,440	3,308,026
Total System Services, Inc.	55,100	2,546,722
Twitter, Inc. *	170,100	5,274,801
Tyler Technologies, Inc. *	9,100	1,269,814
Vantiv, Inc., Class A *	45,300	1,993,200
VeriFone Systems, Inc. *	35,800	1,152,044
Verint Systems, Inc. *	21,200	1,234,264
VeriSign, Inc. *	36,605	2,596,759
Visa, Inc., Class A	611,200	46,047,808
VMware, Inc., Class A *	28,900	2,575,857
WEX, Inc. *	13,100	1,336,724
Workday, Inc., Class A *	29,900	2,521,467
Xerox Corp.	331,345	3,651,422
Yahoo! Inc. *	274,979	10,083,480
Yelp, Inc. *	18,400	485,760
Zillow Group, Inc., Class A *(b)	13,200	1,075,800
		731,950,822
Technology Hardware & Equipment 6.2%
3D Systems Corp. *(b)	30,149	396,761
Amphenol Corp., Class A	98,240	5,541,718
Apple, Inc.	1,807,574	219,258,726
Arista Networks, Inc. *	2,000	168,940
ARRIS Group, Inc. *	36,900	1,140,948
Arrow Electronics, Inc. *	28,800	1,674,720
Avnet, Inc.	42,546	1,775,445
Belden, Inc.	13,900	823,297
Brocade Communications Systems, Inc.	127,300	1,306,098
CDW Corp.	27,800	998,854
Cisco Systems, Inc.	1,599,015	45,444,006
Cognex Corp.	26,700	1,208,709
CommScope Holding Co., Inc. *	37,600	1,179,512
Corning, Inc.	395,163	7,381,645
Dolby Laboratories, Inc., Class A	17,400	611,610
EchoStar Corp., Class A *	13,254	615,251
EMC Corp.	610,424	16,414,301
F5 Networks, Inc. *	23,200	3,112,048
FEI Co.	12,500	1,074,625
FLIR Systems, Inc.	38,200	1,176,178
Harris Corp.	38,807	3,218,653
Hewlett-Packard Co.	568,768	17,358,799
Ingram Micro, Inc., Class A *	53,851	1,466,363
IPG Photonics Corp. *	9,400	866,868
Jabil Circuit, Inc.	62,300	1,261,575
Juniper Networks, Inc.	110,994	3,154,449
Keysight Technologies, Inc. *	54,100	1,652,214
Motorola Solutions, Inc.	57,912	3,483,986
National Instruments Corp.	31,200	903,552
NCR Corp. *	53,544	1,474,602
NetApp, Inc.	99,600	3,102,540
Palo Alto Networks, Inc. *	20,400	3,790,932
Security	Number of Shares	Value ($)
QUALCOMM, Inc.	511,578	32,940,507
SanDisk Corp.	64,958	3,916,318
Seagate Technology plc	98,537	4,985,972
TE Connectivity Ltd.	126,600	7,712,472
Trimble Navigation Ltd. *	84,000	1,940,400
Western Digital Corp.	66,312	5,706,811
Zebra Technologies Corp., Class A *	16,700	1,797,421
		412,037,826
Telecommunication Services 2.2%
AT&T, Inc.	1,915,141	66,532,001
CenturyLink, Inc.	182,811	5,228,395
Frontier Communications Corp.	338,406	1,597,276
Level 3 Communications, Inc. *	85,020	4,293,510
SBA Communications Corp., Class A *	41,300	4,985,736
Sprint Corp. *	278,164	937,413
T-Mobile US, Inc. *	82,500	3,354,450
Verizon Communications, Inc.	1,286,657	60,202,681
Windstream Holdings, Inc. (b)	33,024	160,166
		147,291,628
Transportation 2.2%
Alaska Air Group, Inc.	42,600	3,226,950
AMERCO	2,000	718,740
American Airlines Group, Inc.	215,100	8,625,510
Avis Budget Group, Inc. *	34,800	1,511,364
C.H. Robinson Worldwide, Inc.	47,848	3,356,537
CSX Corp.	307,626	9,622,541
Delta Air Lines, Inc.	262,700	11,648,118
Expeditors International of Washington, Inc.	59,698	2,798,045
FedEx Corp.	81,728	14,009,814
Genesee & Wyoming, Inc., Class A *	14,700	1,046,934
Hertz Global Holdings, Inc. *	142,100	2,414,279
JB Hunt Transport Services, Inc.	30,591	2,573,315
JetBlue Airways Corp. *	75,900	1,744,182
Kansas City Southern	33,100	3,283,189
Kirby Corp. *	18,900	1,368,549
Norfolk Southern Corp.	96,586	8,145,097
Old Dominion Freight Line, Inc. *	19,400	1,419,110
Ryder System, Inc.	16,964	1,535,581
Southwest Airlines Co.	208,488	7,547,266
Spirit Airlines, Inc. *	23,400	1,399,788
Swift Transportation Co. *	23,800	566,916
Union Pacific Corp.	274,824	26,820,074
United Continental Holdings, Inc. *	120,282	6,782,702
United Parcel Service, Inc., Class B	216,935	22,205,467
		144,370,068
Utilities 3.0%
AES Corp.	196,902	2,520,346
AGL Resources, Inc.	38,087	1,831,223
Alliant Energy Corp.	37,400	2,300,474
Ameren Corp.	78,585	3,228,272
American Electric Power Co., Inc.	153,071	8,659,226
American Water Works Co., Inc.	59,700	3,099,027
Aqua America, Inc.	58,917	1,498,848
Atmos Energy Corp.	30,718	1,698,705
Calpine Corp. *	112,000	2,049,600
    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	133,911	2,589,839
Cleco Corp.	18,800	1,023,284
CMS Energy Corp.	85,733	2,937,213
Consolidated Edison, Inc.	89,906	5,717,122
Dominion Resources, Inc.	181,608	13,021,294
DTE Energy Co.	51,497	4,143,449
Duke Energy Corp.	220,995	16,402,249
Dynegy, Inc. *	33,000	859,650
Edison International	99,454	5,968,234
Entergy Corp.	57,362	4,073,849
Eversource Energy	101,312	5,037,233
Exelon Corp.	264,319	8,481,997
FirstEnergy Corp.	136,391	4,631,838
Great Plains Energy, Inc.	52,000	1,357,720
Hawaiian Electric Industries, Inc.	32,000	958,400
IDACORP, Inc.	12,700	788,797
ITC Holdings Corp.	52,200	1,763,316
MDU Resources Group, Inc.	64,217	1,252,874
National Fuel Gas Co.	28,047	1,516,501
NextEra Energy, Inc.	142,308	14,970,802
NiSource, Inc.	95,880	1,674,065
NRG Energy, Inc.	108,030	2,425,273
NRG Yield, Inc., Class A (b)	10,200	201,042
NRG Yield, Inc., Class C (b)	10,200	196,758
OGE Energy Corp.	66,760	1,986,778
Pepco Holdings, Inc.	76,274	2,034,990
PG&E Corp.	149,337	7,841,686
Piedmont Natural Gas Co., Inc. (b)	17,000	646,170
Pinnacle West Capital Corp.	37,087	2,288,639
PPL Corp.	211,761	6,736,117
Public Service Enterprise Group, Inc.	156,372	6,516,021
Questar Corp.	60,420	1,337,699
SCANA Corp.	44,531	2,440,299
Sempra Energy	73,678	7,498,947
TECO Energy, Inc.	59,217	1,309,880
The Southern Co.	278,918	12,476,002
UGI Corp.	58,872	2,151,183
Vectren Corp.	22,800	959,880
WEC Energy Group, Inc.	101,777	4,987,073
Westar Energy, Inc.	39,800	1,498,470
Xcel Energy, Inc.	160,409	5,561,380
		197,149,734
Total Common Stock
(Cost $2,047,062,472)		6,650,643,055
Security	Number of Shares	Value ($)
Other Investment Companies 0.7% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	21,997,253	21,997,253
Securities Lending Collateral 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	26,938,231	26,938,231
Total Other Investment Companies
(Cost $48,935,484)		48,935,484

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,100,979,906 and the unrealized appreciation and depreciation were $4,656,074,039 and ($57,475,406), respectively, with a net unrealized appreciation of $4,598,598,633.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,381,224. Non-cash collateral pledged to the fund for securities on loan amounted to $331,566.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	190	19,934,800	273,956
10

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,650,643,055	$—	$—	$6,650,643,055
Other Investment Companies[1]	48,935,484	—	—	48,935,484
Total	$6,699,578,539	$—	$—	$6,699,578,539
Other Financial Instruments
Futures Contracts[2]	$273,956	$—	$—	$273,956
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    11

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,942,751,665	2,717,727,444
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
4.8%	Other Investment Company	131,748,398	131,748,398
0.6%	Short-Term Investment	14,263,273	14,263,273
104.8%	Total Investments	2,089,084,250	2,864,060,029
(4.8%)	Other Assets and Liabilities, Net		(130,097,341)
100.0%	Net Assets		2,733,962,688

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	106,500	2,127,870
Cooper Tire & Rubber Co.	86,899	2,861,584
Cooper-Standard Holding, Inc. *	20,100	1,292,430
Dana Holding Corp.	234,529	4,352,858
Dorman Products, Inc. *	40,100	2,116,478
Drew Industries, Inc.	34,800	2,041,368
Federal-Mogul Holdings Corp. *	44,553	498,993
Fox Factory Holding Corp. *	22,700	360,476
Gentherm, Inc. *	52,600	2,647,358
Horizon Global Corp. *	26,800	335,536
Metaldyne Performance Group, Inc.	19,300	361,682
Modine Manufacturing Co. *	73,100	740,503
Motorcar Parts of America, Inc. *	26,100	773,343
Remy International, Inc.	44,000	1,302,400
Standard Motor Products, Inc.	28,800	1,053,216
Stoneridge, Inc. *	42,600	518,442
Strattec Security Corp.	5,100	358,479
Superior Industries International, Inc.	37,500	634,500
Tenneco, Inc. *	88,228	4,394,637
Tower International, Inc. *	30,200	789,126
Winnebago Industries, Inc.	43,600	973,588
		30,534,867
Banks 10.4%
1st Source Corp.	23,821	809,676
Access National Corp.	8,038	156,018
American National Bankshares, Inc.	10,700	253,376
Ameris Bancorp	47,700	1,288,377
Ames National Corp.	15,500	375,720
Security	Number of Shares	Value ($)
Anchor BanCorp Wisconsin, Inc. *	9,300	344,193
Arrow Financial Corp.	14,430	397,402
Astoria Financial Corp.	130,200	1,968,624
Banc of California, Inc.	43,600	528,868
BancFirst Corp.	10,116	643,479
Banco Latinoamericano de Exportaciones, S.A., Class E	44,057	1,212,449
BancorpSouth, Inc.	148,500	3,752,595
Bank Mutual Corp.	71,800	521,986
Bank of Marin Bancorp	9,100	442,897
Bank of the Ozarks, Inc.	116,159	5,124,935
BankFinancial Corp.	28,200	340,938
Banner Corp.	29,157	1,389,623
Bar Harbor Bankshares	7,070	242,501
BBCN Bancorp, Inc.	114,300	1,754,505
BBX Capital Corp., Class A *(c)	10,300	164,491
Bear State Financial, Inc. *	18,000	164,700
Beneficial Bancorp, Inc. *	115,111	1,480,327
Berkshire Hills Bancorp, Inc.	38,700	1,126,170
Blue Hills Bancorp, Inc. *	43,900	633,916
BNC Bancorp	39,687	893,751
BofI Holding, Inc. *	23,920	2,938,572
Boston Private Financial Holdings, Inc.	116,000	1,459,280
Bridge Bancorp, Inc.	16,100	416,346
Brookline Bancorp, Inc.	105,522	1,189,233
Bryn Mawr Bank Corp.	27,200	784,448
BSB Bancorp, Inc. *	6,867	143,795
C1 Financial, Inc. *(c)	6,700	128,975
Camden National Corp.	10,300	414,678
Capital Bank Financial Corp., Class A *	35,300	1,057,941
Capital City Bank Group, Inc.	15,300	236,232
Capitol Federal Financial, Inc.	204,357	2,456,371
Cardinal Financial Corp.	48,200	1,125,952
Cascade Bancorp *	55,003	283,815
Cathay General Bancorp	123,426	3,963,209
CenterState Banks, Inc.	62,200	867,068
Central Pacific Financial Corp.	31,000	721,990
Century Bancorp, Inc., Class A	4,700	195,755
Charter Financial Corp.	24,859	301,788
Chemical Financial Corp.	50,231	1,655,111
Citizens & Northern Corp.	20,300	400,722
City Holding Co.	22,100	1,065,662
Clifton Bancorp, Inc.	38,861	528,510
CNB Financial Corp.	20,700	359,766
CoBiz Financial, Inc.	60,600	775,074
Columbia Banking System, Inc.	87,500	2,869,125
Community Bank System, Inc.	64,122	2,451,384
Community Trust Bancorp, Inc.	21,780	762,518
CommunityOne Bancorp *	13,700	150,289
ConnectOne Bancorp, Inc.	39,040	833,894
CU Bancorp *	25,400	563,626
Customers Bancorp, Inc. *	37,450	941,867
CVB Financial Corp.	155,319	2,750,699
Dime Community Bancshares, Inc.	50,600	860,200
    1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Eagle Bancorp, Inc. *	43,080	1,912,752
Enterprise Bancorp, Inc.	13,914	305,691
Enterprise Financial Services Corp.	28,000	675,640
Essent Group Ltd. *	77,400	2,265,498
EverBank Financial Corp.	133,700	2,665,978
F.N.B. Corp.	256,137	3,532,129
Farmers Capital Bank Corp. *	9,415	240,836
FCB Financial Holdings, Inc., Class A *	36,169	1,256,149
Federal Agricultural Mortgage Corp., Class C	15,800	422,650
Fidelity Southern Corp.	28,448	553,029
Financial Institutions, Inc.	18,500	453,990
First Bancorp (North Carolina)	31,600	539,412
First BanCorp (Puerto Rico) *	152,900	658,999
First Bancorp, Inc.	12,096	229,945
First Busey Corp.	103,200	657,384
First Business Financial Services, Inc.	5,800	253,750
First Citizens BancShares, Inc., Class A	11,541	2,958,420
First Commonwealth Financial Corp.	144,929	1,333,347
First Community Bancshares, Inc.	24,600	437,634
First Connecticut Bancorp, Inc.	23,900	385,268
First Defiance Financial Corp.	13,000	499,850
First Financial Bancorp	88,789	1,687,879
First Financial Bankshares, Inc. (c)	99,062	3,366,127
First Financial Corp.	17,700	587,286
First Interstate BancSystem, Inc., Class A	28,833	799,539
First Merchants Corp.	50,700	1,319,721
First Midwest Bancorp, Inc.	121,763	2,285,492
First NBC Bank Holding Co. *	21,900	836,580
FirstMerit Corp.	251,032	4,704,340
Flagstar Bancorp, Inc. *	28,300	574,490
Flushing Financial Corp.	47,500	986,100
Fox Chase Bancorp, Inc.	19,500	332,865
Franklin Financial Network, Inc. *	4,564	115,195
Fulton Financial Corp.	251,549	3,260,075
German American Bancorp, Inc.	20,700	602,577
Glacier Bancorp, Inc.	109,611	3,080,069
Great Southern Bancorp, Inc.	13,600	564,400
Great Western Bancorp, Inc.	54,117	1,421,112
Green Bancorp, Inc. *	7,000	95,690
Guaranty Bancorp	20,920	335,348
Hampton Roads Bankshares, Inc. *	74,100	155,610
Hancock Holding Co.	116,826	3,413,656
Hanmi Financial Corp.	45,900	1,161,729
Heartland Financial USA, Inc.	24,500	923,160
Heritage Commerce Corp.	27,900	309,411
Heritage Financial Corp.	45,545	806,147
Heritage Oaks Bancorp	27,600	219,696
Hilltop Holdings, Inc. *	114,613	2,412,604
Hingham Institution for Savings	1,596	193,132
Home BancShares, Inc.	82,580	3,288,336
HomeStreet, Inc. *	34,122	771,498
HomeTrust Bancshares, Inc. *	29,400	503,916
Horizon Bancorp	12,400	300,824
IBERIABANK Corp.	54,475	3,516,361
Impac Mortgage Holdings, Inc. *(c)	12,642	276,481
Security	Number of Shares	Value ($)
Independent Bank Corp., Massachusetts	39,800	1,924,728
Independent Bank Corp., Michigan	33,600	479,136
Independent Bank Group, Inc.	13,400	596,032
International Bancshares Corp.	76,860	2,069,840
Investors Bancorp, Inc.	518,052	6,309,873
Kearny Financial Corp. *	131,432	1,465,467
Lakeland Bancorp, Inc.	53,497	604,516
Lakeland Financial Corp.	23,200	986,928
LegacyTexas Financial Group, Inc.	66,100	2,008,779
LendingTree, Inc. *	10,700	887,244
MainSource Financial Group, Inc.	33,544	734,278
MB Financial, Inc.	108,987	3,716,457
Mercantile Bank Corp.	25,300	521,180
Merchants Bancshares, Inc.	9,946	314,294
Meridian Bancorp, Inc. *	74,744	974,662
Meta Financial Group, Inc.	7,800	394,368
Metro Bancorp, Inc.	23,269	569,392
MGIC Investment Corp. *	505,545	5,596,383
MidWestOne Financial Group, Inc.	9,300	301,227
National Bank Holdings Corp., Class A	54,900	1,188,036
National Bankshares, Inc.	9,300	283,185
National Commerce Corp. *	5,932	156,012
National Penn Bancshares, Inc.	198,578	2,128,756
Nationstar Mortgage Holdings, Inc. *(c)	55,797	1,035,034
NBT Bancorp, Inc.	62,323	1,684,591
NewBridge Bancorp	49,300	434,333
NMI Holdings, Inc., Class A *	74,100	592,800
Northfield Bancorp, Inc.	78,586	1,183,505
Northwest Bancshares, Inc. (c)	140,909	1,788,135
OceanFirst Financial Corp.	19,600	343,588
Ocwen Financial Corp. *	155,109	1,307,569
OFG Bancorp	64,500	519,870
Old National Bancorp	182,683	2,628,808
Old Second Bancorp, Inc. *	28,624	186,342
Opus Bank	11,742	459,699
Oritani Financial Corp.	67,950	1,067,494
Pacific Continental Corp.	24,700	328,016
Pacific Premier Bancorp, Inc. *	41,300	785,113
Palmetto Bancshares, Inc.	7,300	144,467
Park National Corp.	18,853	1,651,523
Park Sterling Corp.	71,600	518,384
Peapack-Gladstone Financial Corp.	28,100	623,820
Penns Woods Bancorp, Inc.	7,100	304,874
PennyMac Financial Services, Inc., Class A *	18,200	331,786
Peoples Bancorp, Inc.	21,900	460,776
Peoples Financial Services Corp. (c)	11,100	436,008
Pinnacle Financial Partners, Inc.	51,932	2,757,070
Preferred Bank	16,100	507,472
PrivateBancorp, Inc.	115,576	4,777,912
Prosperity Bancshares, Inc.	100,795	5,502,399
Provident Financial Services, Inc.	89,751	1,760,915
QCR Holdings, Inc.	12,862	277,305
Radian Group, Inc.	288,140	5,319,064
Renasant Corp.	56,866	1,828,242
Republic Bancorp, Inc., Class A	16,100	404,915
S&T Bancorp, Inc.	52,581	1,625,805
Sandy Spring Bancorp, Inc.	37,500	1,025,250
2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seacoast Banking Corp of Florida *	26,520	396,474
ServisFirst Bancshares, Inc.	30,540	1,186,174
Sierra Bancorp	15,900	263,940
Simmons First National Corp., Class A	41,484	1,885,448
South State Corp.	35,763	2,779,500
Southside Bancshares, Inc.	36,732	1,003,518
Southwest Bancorp, Inc.	32,600	571,478
Square 1 Financial, Inc., Class A *	19,946	537,944
State Bank Financial Corp.	50,000	1,012,500
Sterling Bancorp	180,905	2,693,675
Stock Yards Bancorp, Inc.	23,620	870,633
Stonegate Bank	14,600	449,242
Stonegate Mortgage Corp. *	21,000	200,970
Suffolk Bancorp	19,300	556,226
Sun Bancorp, Inc. *	10,080	210,571
Talmer Bancorp, Inc., Class A	75,499	1,230,634
Territorial Bancorp, Inc.	16,800	425,208
Texas Capital Bancshares, Inc. *	68,900	4,060,966
The Bancorp, Inc. *	52,100	435,035
The First of Long Island Corp.	19,500	531,180
Tompkins Financial Corp.	23,042	1,245,420
Towne Bank	64,799	1,143,702
TriCo Bancshares	39,400	976,726
TriState Capital Holdings, Inc. *	32,400	409,212
Triumph Bancorp, Inc. *	13,900	195,434
TrustCo Bank Corp.	147,155	916,776
Trustmark Corp.	99,977	2,403,447
UMB Financial Corp.	55,400	3,037,028
Umpqua Holdings Corp.	316,388	5,612,723
Union Bankshares Corp.	69,268	1,709,534
United Bankshares, Inc.	103,848	4,208,959
United Community Banks, Inc.	73,400	1,531,858
United Community Financial Corp.	71,100	366,876
United Financial Bancorp, Inc.	79,107	1,067,153
Univest Corp. of Pennsylvania	22,500	448,425
Valley National Bancorp	357,370	3,545,110
Walker & Dunlop, Inc. *	37,645	901,598
Washington Federal, Inc.	137,001	3,189,383
Washington Trust Bancorp, Inc.	21,000	835,170
Waterstone Financial, Inc.	45,557	588,141
Webster Financial Corp.	136,127	5,262,670
WesBanco, Inc.	53,258	1,769,231
West Bancorp, Inc.	20,800	406,224
Westamerica Bancorp	38,600	1,890,628
Western Alliance Bancorp *	127,424	4,310,754
Wilshire Bancorp, Inc.	98,300	1,142,246
Wintrust Financial Corp.	67,866	3,659,335
WSFS Financial Corp.	37,500	1,076,625
Yadkin Financial Corp. *	32,562	698,781
		283,775,351
Capital Goods 7.2%
AAON, Inc.	61,087	1,355,521
AAR Corp.	51,120	1,377,684
Accuride Corp. *	65,000	264,550
Actuant Corp., Class A	83,223	1,919,122
Advanced Drainage Systems, Inc.	44,315	1,233,286
Aegion Corp. *	54,400	1,075,488
Aerojet Rocketdyne Holdings, Inc. *	89,400	2,092,854
Aerovironment, Inc. *	26,700	695,802
Security	Number of Shares	Value ($)
Aircastle Ltd.	94,800	2,281,836
Alamo Group, Inc.	13,100	688,274
Albany International Corp., Class A	42,100	1,566,962
Allied Motion Technologies, Inc.	7,974	168,570
Altra Industrial Motion Corp.	38,400	975,360
Ameresco, Inc., Class A *	27,700	191,130
American Railcar Industries, Inc. (c)	14,631	584,508
American Science & Engineering, Inc.	12,200	545,218
American Woodmark Corp. *	18,900	1,242,864
Apogee Enterprises, Inc.	43,400	2,394,812
Applied Industrial Technologies, Inc.	58,110	2,244,789
Argan, Inc.	19,900	773,712
Astec Industries, Inc.	27,695	1,088,690
Astronics Corp. *	27,792	1,723,104
AZZ, Inc.	38,800	2,007,900
Barnes Group, Inc.	79,840	3,108,171
Beacon Roofing Supply, Inc. *	72,382	2,533,370
Blount International, Inc. *	76,862	642,566
Blue Bird Corp. *(c)	7,000	91,770
Briggs & Stratton Corp.	69,593	1,286,079
Builders FirstSource, Inc. *	71,700	1,078,368
CAI International, Inc. *	24,500	344,470
Chart Industries, Inc. *	45,102	1,231,285
CIRCOR International, Inc.	26,300	1,257,929
CLARCOR, Inc.	72,865	4,384,287
Columbus McKinnon Corp.	30,600	717,876
Comfort Systems USA, Inc.	57,000	1,575,480
Commercial Vehicle Group, Inc. *	44,170	261,045
Continental Building Products, Inc. *	40,744	865,403
Cubic Corp.	30,215	1,340,640
Curtiss-Wright Corp.	67,640	4,556,907
DigitalGlobe, Inc. *	104,427	2,211,764
Douglas Dynamics, Inc.	30,400	623,808
Ducommun, Inc. *	15,100	361,645
DXP Enterprises, Inc. *	19,000	697,300
Dycom Industries, Inc. *	49,157	3,247,311
EMCOR Group, Inc.	92,197	4,409,783
Encore Wire Corp.	32,995	1,132,718
EnerSys	63,974	3,995,176
Engility Holdings, Inc.	28,234	618,607
Enphase Energy, Inc. *(c)	25,997	153,642
EnPro Industries, Inc.	34,800	1,763,664
ESCO Technologies, Inc.	37,669	1,434,059
Esterline Technologies Corp. *	44,842	3,975,692
Federal Signal Corp.	94,400	1,412,224
Franklin Electric Co., Inc.	70,936	2,047,213
FreightCar America, Inc.	16,000	308,160
FuelCell Energy, Inc. *(c)	330,000	277,794
Furmanite Corp. *	59,700	389,244
Generac Holdings, Inc. *	99,225	3,479,821
General Cable Corp.	71,076	1,159,960
Gibraltar Industries, Inc. *	46,000	880,440
Global Brass & Copper Holdings, Inc.	31,300	527,405
GrafTech International Ltd. *	176,400	887,292
Graham Corp.	15,200	286,976
Granite Construction, Inc.	58,000	1,973,160
Great Lakes Dredge & Dock Corp. *	85,200	431,964
Griffon Corp.	48,800	841,312
H&E Equipment Services, Inc.	46,100	827,034
    3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Harsco Corp.	118,500	1,628,190
HC2 Holdings, Inc. *	27,021	210,764
HEICO Corp.	30,405	1,667,106
HEICO Corp., Class A	56,697	2,571,776
Hillenbrand, Inc.	92,100	2,611,956
Hurco Cos., Inc.	8,600	269,180
Hyster-Yale Materials Handling, Inc.	15,554	1,052,539
Insteel Industries, Inc.	28,500	465,690
John Bean Technologies Corp.	42,333	1,543,038
Kadant, Inc.	16,500	752,235
Kaman Corp.	36,855	1,454,667
KLX, Inc. *	75,594	2,969,332
Kratos Defense & Security Solutions, Inc. *	62,600	341,796
L.B. Foster Co., Class A	14,500	425,575
Lawson Products, Inc. *	8,000	218,880
Lindsay Corp. (c)	18,166	1,523,582
LSI Industries, Inc.	34,500	343,620
Lydall, Inc. *	26,600	790,286
Masonite International Corp. *	45,200	3,121,964
MasTec, Inc. *	100,173	1,846,188
Meritor, Inc. *	141,038	1,985,815
Miller Industries, Inc.	15,800	276,658
Moog, Inc., Class A *	55,157	3,687,797
MRC Global, Inc. *	144,478	1,856,542
Mueller Industries, Inc.	81,269	2,630,678
Mueller Water Products, Inc., Class A	242,600	2,166,418
MYR Group, Inc. *	33,000	991,320
National Presto Industries, Inc. (c)	7,100	562,036
Navistar International Corp. *	70,207	1,231,431
NCI Building Systems, Inc. *	41,200	533,540
Neff Corp., Class A *	22,700	187,048
NN, Inc.	39,117	893,041
Nortek, Inc. *	14,128	1,152,704
Northwest Pipe Co. *	15,513	280,010
NV5 Holdings, Inc. *	8,500	205,615
Omega Flex, Inc.	5,672	184,056
Orion Marine Group, Inc. *	36,200	262,088
Patrick Industries, Inc. *	18,000	648,720
PGT, Inc. *	69,300	1,113,651
Plug Power, Inc. *(c)	245,100	634,809
Ply Gem Holdings, Inc. *	32,400	468,180
Polypore International, Inc. *	64,374	3,870,165
Powell Industries, Inc.	13,000	387,920
Power Solutions International, Inc. *(c)	6,600	273,768
PowerSecure International, Inc. *	31,100	470,854
Preformed Line Products Co.	3,300	113,718
Primoris Services Corp.	56,900	1,032,735
Proto Labs, Inc. *	33,200	2,502,284
Quanex Building Products Corp.	55,404	1,112,512
Raven Industries, Inc.	53,000	1,029,790
RBC Bearings, Inc. *	35,300	2,391,575
Rexnord Corp. *	153,850	3,261,620
Rush Enterprises, Inc., Class A *	51,387	1,309,855
Simpson Manufacturing Co., Inc.	60,494	2,166,895
Sparton Corp. *	14,600	348,356
Standex International Corp.	19,900	1,489,316
Stock Building Supply Holdings, Inc. *	21,400	414,732
Sun Hydraulics Corp.	32,750	1,160,005
Security	Number of Shares	Value ($)
TAL International Group, Inc. *	50,300	995,940
TASER International, Inc. *	82,500	2,245,650
Teledyne Technologies, Inc. *	50,826	5,269,131
Tennant Co.	26,376	1,577,549
Textainer Group Holdings Ltd.	36,731	832,325
The ExOne Co. *(c)	14,600	141,182
The Gorman-Rupp Co.	29,031	744,355
The Greenbrier Cos., Inc. (c)	38,001	1,738,546
The KEYW Holding Corp. *(c)	45,400	369,102
Thermon Group Holdings, Inc. *	46,800	1,129,284
Titan International, Inc.	64,600	603,364
Titan Machinery, Inc. *	23,200	325,960
Trex Co., Inc. *	46,578	2,113,244
TriMas Corp. *	67,000	1,574,500
Tutor Perini Corp. *	54,030	1,130,848
Twin Disc, Inc.	11,300	181,930
Universal Forest Products, Inc.	30,262	1,921,637
Vectrus, Inc. *	13,547	314,290
Veritiv Corp. *	9,876	367,980
Vicor Corp. *	26,200	272,742
Wabash National Corp. *	98,800	1,357,512
Watts Water Technologies, Inc., Class A	38,511	2,135,820
Woodward, Inc.	92,858	4,583,471
Xerium Technologies, Inc. *	15,600	264,732
		197,410,565
Commercial & Professional Supplies 3.5%
ABM Industries, Inc.	82,409	2,716,201
Acacia Research Corp.	72,500	682,225
ACCO Brands Corp. *	170,185	1,392,113
ARC Document Solutions, Inc. *	64,500	445,695
Barrett Business Services, Inc.	10,200	422,280
Brady Corp., Class A	69,929	1,644,730
Casella Waste Systems, Inc., Class A *	57,800	367,030
CBIZ, Inc. *	64,100	628,180
CDI Corp.	19,400	234,934
CEB, Inc.	48,453	3,707,624
CECO Environmental Corp.	32,152	289,368
Civeo Corp.	132,900	284,406
CRA International, Inc. *	14,500	338,430
Deluxe Corp.	72,572	4,675,814
Ennis, Inc.	38,200	640,996
Essendant, Inc.	57,734	2,125,766
Exponent, Inc.	38,400	1,708,416
Franklin Covey Co. *	17,900	338,489
FTI Consulting, Inc. *	60,600	2,479,752
G&K Services, Inc., Class A	29,830	1,955,655
GP Strategies Corp. *	20,376	584,587
Healthcare Services Group, Inc.	105,552	3,684,820
Heidrick & Struggles International, Inc.	24,100	527,067
Heritage-Crystal Clean, Inc. *	16,900	217,165
Herman Miller, Inc.	88,300	2,475,932
Hill International, Inc. *	35,300	168,734
HNI Corp.	63,989	3,173,214
Huron Consulting Group, Inc. *	34,800	2,661,156
ICF International, Inc. *	28,200	1,033,812
InnerWorkings, Inc. *	46,200	346,500
Insperity, Inc.	27,726	1,394,063
4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Interface, Inc.	97,500	2,532,075
Kelly Services, Inc., Class A	38,323	572,546
Kforce, Inc.	41,700	974,529
Kimball International, Inc., Class B	58,299	659,945
Knoll, Inc.	73,803	1,786,033
Korn/Ferry International	74,261	2,486,258
Matthews International Corp., Class A	47,759	2,571,822
McGrath RentCorp	40,535	1,027,968
Mistras Group, Inc. *	26,414	475,188
Mobile Mini, Inc.	68,568	2,545,930
MSA Safety, Inc.	43,089	2,225,547
Multi-Color Corp.	18,500	1,181,410
Navigant Consulting, Inc. *	72,548	1,140,455
NL Industries, Inc. *	8,900	59,897
On Assignment, Inc. *	74,539	2,856,334
Pendrell Corp. *	230,900	318,642
Quad Graphics, Inc.	41,700	685,965
Resources Connection, Inc.	53,450	846,113
RPX Corp. *	77,800	1,204,344
SP Plus Corp. *	21,200	554,380
Steelcase, Inc., Class A	119,742	2,137,395
Team, Inc. *	28,078	1,218,585
Tetra Tech, Inc.	84,561	2,252,705
The Advisory Board Co. *	63,038	3,775,976
The Brink's Co.	72,300	2,257,929
TRC Cos., Inc. *	19,463	186,845
TriNet Group, Inc. *	55,346	1,487,700
TrueBlue, Inc. *	61,576	1,586,198
UniFirst Corp.	21,006	2,327,885
US Ecology, Inc.	34,000	1,560,260
Viad Corp.	30,396	871,453
Volt Information Sciences, Inc. *	9,482	91,312
VSE Corp.	7,400	350,760
WageWorks, Inc. *	51,600	2,577,420
West Corp.	74,358	2,145,228
		94,878,186
Consumer Durables & Apparel 2.7%
Arctic Cat, Inc.	18,800	537,868
Bassett Furniture Industries, Inc.	14,009	459,355
Beazer Homes USA, Inc. *	38,540	739,197
Black Diamond, Inc. *	36,700	348,467
Callaway Golf Co.	122,269	1,119,984
Cavco Industries, Inc. *	13,000	950,040
Century Communities, Inc. *	20,052	405,050
Cherokee, Inc.	10,804	303,268
Columbia Sportswear Co.	40,600	2,904,524
Crocs, Inc. *	121,900	1,917,487
CSS Industries, Inc.	13,400	380,426
Culp, Inc.	12,000	363,000
Deckers Outdoor Corp. *	48,671	3,547,142
Escalade, Inc.	14,500	250,270
Ethan Allen Interiors, Inc.	38,179	1,152,624
Flexsteel Industries, Inc.	6,200	247,504
G-III Apparel Group Ltd. *	58,510	4,226,177
Green Brick Partners, Inc. *	23,640	285,098
Helen of Troy Ltd. *	41,383	3,632,600
Hooker Furniture Corp.	13,334	332,683
Hovnanian Enterprises, Inc., Class A *(c)	161,300	325,826
Security	Number of Shares	Value ($)
Iconix Brand Group, Inc. *	70,800	1,538,484
Installed Building Products, Inc. *	24,771	673,028
iRobot Corp. *	44,245	1,362,304
JAKKS Pacific, Inc. *(c)	36,400	358,540
Johnson Outdoors, Inc., Class A	8,500	179,350
KB Home	125,600	2,007,088
La-Z-Boy, Inc.	78,200	1,986,280
LGI Homes, Inc. *(c)	21,000	410,340
Libbey, Inc.	34,479	1,282,964
Lifetime Brands, Inc.	12,400	180,296
M.D.C. Holdings, Inc.	55,093	1,645,077
M/I Homes, Inc. *	34,500	865,260
Malibu Boats, Inc., Class A *	25,461	491,652
Marine Products Corp.	13,700	85,351
Meritage Homes Corp. *	58,185	2,624,144
Movado Group, Inc.	27,200	688,976
NACCO Industries, Inc., Class A	7,777	394,838
Nautilus, Inc. *	44,200	933,946
Oxford Industries, Inc.	22,296	1,871,303
Performance Sports Group Ltd. *	58,969	968,271
Perry Ellis International, Inc. *	16,800	404,712
Quiksilver, Inc. *	206,300	94,609
Sequential Brands Group, Inc. *(c)	34,309	608,299
Skullcandy, Inc. *	36,100	263,891
Smith & Wesson Holding Corp. *	80,900	1,312,198
Standard Pacific Corp. *	209,500	1,883,405
Steven Madden Ltd. *	81,176	3,383,416
Sturm, Ruger & Co., Inc.	29,100	1,746,582
Superior Uniform Group, Inc.	9,527	183,204
Taylor Morrison Home Corp., Class A *	50,000	962,500
The New Home Co., Inc. *	16,049	272,352
The Ryland Group, Inc.	68,400	3,110,148
TRI Pointe Group, Inc. *	237,700	3,517,960
Tumi Holdings, Inc. *	82,300	1,584,275
Unifi, Inc. *	21,300	657,318
Universal Electronics, Inc. *	24,800	1,285,632
Vera Bradley, Inc. *	39,500	428,970
Vince Holding Corp. *	16,700	163,827
WCI Communities, Inc. *	17,200	434,128
William Lyon Homes, Class A *	25,700	613,202
Wolverine World Wide, Inc.	154,747	4,537,182
ZAGG, Inc. *	39,621	307,855
		72,731,747
Consumer Services 4.6%
2U, Inc. *	32,958	1,057,622
American Public Education, Inc. *	25,200	651,924
Apollo Education Group, Inc. *	132,526	1,697,658
Ascent Capital Group, Inc., Class A *	19,700	768,891
Belmond Ltd., Class A *	143,700	1,740,207
Biglari Holdings, Inc. *	2,410	1,047,892
BJ's Restaurants, Inc. *	33,000	1,701,480
Bloomin' Brands, Inc.	176,413	4,108,659
Bob Evans Farms, Inc.	36,246	1,809,400
Bojangles', Inc. *	9,950	248,651
Boyd Gaming Corp. *	113,800	1,944,842
Bravo Brio Restaurant Group, Inc. *	28,900	375,411
Bridgepoint Education, Inc. *	36,200	341,004
    5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Bright Horizons Family Solutions, Inc. *	53,121	3,200,009
Buffalo Wild Wings, Inc. *	28,679	5,609,039
Caesars Acquisition Co., Class A *	67,100	436,821
Caesars Entertainment Corp. *(c)	87,400	455,354
Cambium Learning Group, Inc. *	18,000	84,600
Capella Education Co.	15,800	813,858
Career Education Corp. *	91,200	290,016
Carriage Services, Inc.	21,800	523,854
Carrols Restaurant Group, Inc. *	51,700	569,734
Chegg, Inc. *(c)	125,300	1,041,243
Churchill Downs, Inc.	19,314	2,608,549
Chuy's Holdings, Inc. *	23,100	656,271
ClubCorp Holdings, Inc.	61,911	1,443,765
Collectors Universe, Inc.	10,100	203,616
Cracker Barrel Old Country Store, Inc. (c)	27,716	4,209,783
Dave & Buster's Entertainment, Inc. *	30,868	1,197,678
Del Frisco's Restaurant Group, Inc. *	34,700	553,465
Denny's Corp. *	132,500	1,558,200
DeVry Education Group, Inc.	88,984	2,703,334
Diamond Resorts International, Inc. *	59,198	1,855,265
DineEquity, Inc.	24,897	2,589,537
El Pollo Loco Holdings, Inc. *(c)	18,900	355,131
Eldorado Resorts, Inc. *	38,509	325,401
Empire Resorts, Inc. *(c)	22,100	110,279
Fiesta Restaurant Group, Inc. *	39,300	2,284,509
Grand Canyon Education, Inc. *	68,775	2,986,898
Houghton Mifflin Harcourt Co. *	196,594	5,137,001
International Speedway Corp., Class A	43,500	1,490,745
Interval Leisure Group, Inc.	60,600	1,291,992
Intrawest Resorts Holdings, Inc. *	31,900	318,043
Isle of Capri Casinos, Inc. *	37,100	676,704
Jack in the Box, Inc.	54,008	5,130,760
Jamba, Inc. *	32,160	523,886
K12, Inc. *	49,849	657,508
Kona Grill, Inc. *	10,019	190,762
Krispy Kreme Doughnuts, Inc. *	96,900	1,806,216
La Quinta Holdings, Inc. *	133,102	2,824,424
Liberty Tax, Inc.	6,500	170,690
LifeLock, Inc. *(c)	134,667	1,066,563
Marriott Vacations Worldwide Corp.	36,785	3,075,226
Monarch Casino & Resort, Inc. *	11,900	221,459
Morgans Hotel Group Co. *	38,000	228,000
Noodles & Co. *(c)	15,900	246,132
Papa John's International, Inc.	42,011	3,174,351
Papa Murphy's Holdings, Inc. *(c)	11,500	221,950
Penn National Gaming, Inc. *	115,300	2,199,924
Pinnacle Entertainment, Inc. *	87,447	3,366,710
Popeyes Louisiana Kitchen, Inc. *	35,700	2,166,276
Potbelly Corp. *	21,900	298,716
Red Robin Gourmet Burgers, Inc. *	21,700	1,988,805
Regis Corp. *	58,100	850,003
Ruby Tuesday, Inc. *	87,200	640,048
Ruth's Hospitality Group, Inc.	56,600	992,198
Scientific Games Corp., Class A *(c)	77,100	1,164,210
SeaWorld Entertainment, Inc.	96,723	1,677,177
Shake Shack, Inc., Class A *(c)	9,400	639,670
Security	Number of Shares	Value ($)
Sonic Corp.	81,301	2,416,266
Sotheby's	92,900	3,886,007
Speedway Motorsports, Inc.	15,784	330,675
Steiner Leisure Ltd. *	20,909	1,206,449
Strayer Education, Inc. *	16,400	912,004
Texas Roadhouse, Inc.	106,096	4,179,121
The Cheesecake Factory, Inc.	69,967	4,039,895
The Habit Restaurants, Inc., Class A *(c)	16,111	478,658
The Marcus Corp.	27,300	572,208
Universal Technical Institute, Inc.	43,900	279,643
Vail Resorts, Inc.	52,371	5,744,575
Weight Watchers International, Inc. *(c)	40,600	162,400
Zoe's Kitchen, Inc. *(c)	27,002	1,211,040
		126,014,940
Diversified Financials 2.4%
Arlington Asset Investment Corp., Class A	33,300	636,030
Ashford, Inc. *	1,160	69,171
BGC Partners, Inc., Class A	255,600	2,517,660
Calamos Asset Management, Inc., Class A	24,400	293,044
Cash America International, Inc.	41,570	1,152,736
CIFC Corp.	12,194	92,918
Cohen & Steers, Inc.	28,128	869,436
Cowen Group, Inc., Class A *	169,300	956,545
Diamond Hill Investment Group, Inc.	4,100	789,209
Encore Capital Group, Inc. *	37,800	1,625,778
Enova International, Inc. *	44,836	810,635
Evercore Partners, Inc., Class A	49,100	2,887,080
Ezcorp, Inc., Class A *	77,400	548,766
Fifth Street Asset Management, Inc.	15,700	144,126
Financial Engines, Inc.	78,900	3,618,354
First Cash Financial Services, Inc. *	40,441	1,644,735
FNFV Group *	112,936	1,644,348
Gain Capital Holdings, Inc.	34,000	237,320
GAMCO Investors, Inc., Class A	9,700	666,002
Green Dot Corp., Class A *	64,341	1,333,146
Greenhill & Co., Inc.	42,729	1,680,532
HFF, Inc., Class A	54,800	2,512,032
INTL FCStone, Inc. *	25,100	731,916
Investment Technology Group, Inc.	55,265	1,124,643
Janus Capital Group, Inc.	212,753	3,484,894
KCG Holdings, Inc., Class A *	67,881	720,896
Ladenburg Thalmann Financial Services, Inc. *	142,600	433,504
MarketAxess Holdings, Inc.	54,122	5,293,132
Marlin Business Services Corp.	11,600	184,324
Medley Management, Inc., Class A (c)	14,400	131,184
Moelis & Co., Class A	25,024	748,718
Nelnet, Inc., Class A	33,600	1,323,504
NewStar Financial, Inc. *	36,500	422,305
OM Asset Management plc	34,200	604,314
On Deck Capital, Inc. *(c)	18,400	246,008
Oppenheimer Holdings, Inc., Class A	13,800	313,260
6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PHH Corp. *	74,363	1,856,100
PICO Holdings, Inc. *	39,800	490,734
Piper Jaffray Cos. *	25,929	1,162,916
PRA Group, Inc. *	69,781	4,434,583
Pzena Investment Management, Inc., Class A	13,700	142,480
RCS Capital Corp., Class A *(c)	68,846	401,372
Regional Management Corp. *	15,700	303,324
Resource America, Inc., Class A	16,500	133,320
Safeguard Scientifics, Inc. *	26,900	493,884
Stifel Financial Corp. *	99,210	5,451,589
The JG Wentworth Co., Class A *	14,200	117,008
Tiptree Financial, Inc., Class A	37,500	220,875
Virtu Financial, Inc., Class A *	25,371	596,219
Virtus Investment Partners, Inc.	10,500	1,269,030
Walter Investment Management Corp. *(c)	57,403	1,251,385
Westwood Holdings Group, Inc.	11,500	690,920
WisdomTree Investments, Inc.	163,200	4,063,680
World Acceptance Corp. *(c)	11,900	647,598
ZAIS Group Holdings, Inc. *	7,000	76,370
		66,295,592
Energy 3.1%
Abraxas Petroleum Corp. *	129,000	242,520
Adams Resources & Energy, Inc.	2,900	138,533
Alon USA Energy, Inc.	40,400	751,844
Approach Resources, Inc. *(c)	57,800	224,842
Ardmore Shipping Corp.	26,500	348,210
Atwood Oceanics, Inc.	91,421	1,901,557
Basic Energy Services, Inc. *	46,100	278,444
Bill Barrett Corp. *(c)	75,298	427,693
Bonanza Creek Energy, Inc. *	71,032	554,760
Bristow Group, Inc.	50,862	2,291,333
C&J Energy Services Ltd. *	77,850	751,252
Callon Petroleum Co. *	102,400	669,696
CARBO Ceramics, Inc. (c)	29,300	962,505
Carrizo Oil & Gas, Inc. *	77,311	2,947,868
Clayton Williams Energy, Inc. *	8,600	346,408
Clean Energy Fuels Corp. *(c)	108,338	624,027
Cloud Peak Energy, Inc. *	92,300	293,514
Contango Oil & Gas Co. *	25,520	234,274
Delek US Holdings, Inc.	84,287	3,006,517
DHT Holdings, Inc.	135,700	1,078,815
Dorian LPG Ltd. *	32,103	504,980
Earthstone Energy, Inc. *	4,000	65,240
Eclipse Resources Corp. *(c)	68,600	264,110
Energy Fuels, Inc. *(c)	58,740	224,974
Energy XXI Ltd. (c)	127,806	226,217
Era Group, Inc. *	28,700	485,891
Erin Energy Corp. *(c)	18,000	74,340
Evolution Petroleum Corp.	30,500	159,210
EXCO Resources, Inc.	222,774	129,031
Exterran Holdings, Inc.	97,528	2,417,719
Fairmount Santrol Holdings, Inc. *(c)	90,253	539,713
Forum Energy Technologies, Inc. *	86,355	1,319,504
Frontline Ltd. *(c)	215,919	667,190
GasLog Ltd.	61,800	959,136
Gastar Exploration, Inc. *	104,600	177,820
Geospace Technologies Corp. *	19,800	345,312
Security	Number of Shares	Value ($)
Green Plains, Inc.	54,900	1,232,505
Gulfmark Offshore, Inc., Class A (c)	39,300	370,206
Halcon Resources Corp. *(c)	464,021	510,423
Hallador Energy Co. (c)	15,600	109,824
Helix Energy Solutions Group, Inc. *	161,307	1,350,140
Hornbeck Offshore Services, Inc. *	54,245	987,259
Independence Contract Drilling, Inc. *	11,200	82,208
ION Geophysical Corp. *	206,400	163,035
Isramco, Inc. *	1,400	191,954
Jones Energy, Inc., Class A *	39,239	276,243
Key Energy Services, Inc. *	192,700	175,376
Magnum Hunter Resources Corp. *(c)	390,400	374,628
Matador Resources Co. *	107,062	2,358,576
Matrix Service Co. *	39,700	769,386
McDermott International, Inc. *	348,685	1,534,214
Natural Gas Services Group, Inc. *	20,500	412,460
Navios Maritime Acquisition Corp.	120,600	477,576
Newpark Resources, Inc. *	126,710	916,113
Nordic American Offshore Ltd. *(c)	24,000	171,120
Nordic American Tankers Ltd.	133,500	2,005,170
North Atlantic Drilling Ltd. (c)	106,800	100,445
Northern Oil & Gas, Inc. *(c)	105,500	502,180
Oasis Petroleum, Inc. *(c)	200,113	1,927,088
Oil States International, Inc. *	75,000	2,258,250
Pacific Ethanol, Inc. *(c)	37,300	275,274
Panhandle Oil & Gas, Inc., Class A	24,200	431,244
Par Petroleum Corp. *	18,438	332,068
Parker Drilling Co. *	181,265	460,413
Parsley Energy, Inc., Class A *	118,534	1,714,002
PDC Energy, Inc. *	60,003	2,817,141
Peabody Energy Corp. (c)	398,325	477,990
Penn Virginia Corp. *(c)	96,278	129,013
PHI, Inc. - Non Voting Shares *	19,572	542,732
Pioneer Energy Services Corp. *	91,500	334,890
Renewable Energy Group, Inc. *	75,800	773,160
REX American Resources Corp. *	8,500	438,940
Rex Energy Corp. *(c)	71,700	160,608
RigNet, Inc. *	16,900	438,217
Ring Energy, Inc. *	27,300	223,041
RSP Permian, Inc. *	77,349	1,918,255
Sanchez Energy Corp. *(c)	75,253	551,604
SandRidge Energy, Inc. *	621,926	321,536
Scorpio Tankers, Inc.	274,202	2,944,929
SEACOR Holdings, Inc. *	28,200	1,781,394
SemGroup Corp., Class A	64,065	4,554,381
Seventy Seven Energy, Inc. *	80,408	250,873
Ship Finance International Ltd.	85,700	1,433,761
Solazyme, Inc. *(c)	111,500	260,910
Stone Energy Corp. *	82,968	480,385
Synergy Resources Corp. *	149,512	1,454,752
Teekay Tankers Ltd., Class A (c)	120,800	866,136
Tesco Corp.	52,500	504,000
TETRA Technologies, Inc. *	118,074	562,032
Tidewater, Inc. (c)	66,195	1,292,788
TransAtlantic Petroleum Ltd. *	33,200	108,896
Triangle Petroleum Corp. *(c)	77,500	287,525
Ultra Petroleum Corp. *(c)	219,981	1,711,452
Unit Corp. *	68,078	1,343,179
Uranium Energy Corp. *(c)	130,947	175,469
US Silica Holdings, Inc. (c)	81,000	1,824,120
    7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
W&T Offshore, Inc. (c)	49,000	184,730
Western Refining, Inc.	101,542	4,484,095
Westmoreland Coal Co. *	26,052	406,151
		85,143,464
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	56,306	5,755,318
Fairway Group Holdings Corp. *(c)	42,300	126,900
Ingles Markets, Inc., Class A	20,731	959,431
Natural Grocers by Vitamin Cottage, Inc. *	12,600	336,924
PriceSmart, Inc.	27,900	2,703,789
Smart & Final Stores, Inc. *	29,400	511,560
SpartanNash, Co.	57,833	1,862,801
SUPERVALU, Inc. *	364,736	3,362,866
The Andersons, Inc.	43,223	1,612,218
The Chefs' Warehouse, Inc. *	28,300	486,760
The Fresh Market, Inc. *	62,800	1,915,400
United Natural Foods, Inc. *	75,082	3,418,483
Village Super Market, Inc., Class A	11,600	332,688
Weis Markets, Inc.	15,800	666,286
		24,051,424
Food, Beverage & Tobacco 1.9%
Alico, Inc.	4,700	210,654
Arcadia Biosciences, Inc. *	11,000	46,640
B&G Foods, Inc.	87,057	2,570,793
Boulder Brands, Inc. *	91,800	764,694
Cal-Maine Foods, Inc. (c)	47,416	2,568,051
Calavo Growers, Inc.	21,088	1,149,507
Castle Brands, Inc. *	71,331	84,171
Coca-Cola Bottling Co. Consolidated	6,800	1,101,600
Craft Brew Alliance, Inc. *	13,900	143,587
Darling Ingredients, Inc. *	248,400	3,191,940
Dean Foods Co.	145,000	2,581,000
Diamond Foods, Inc. *	36,200	1,169,622
Farmer Bros. Co. *	9,100	215,306
Fresh Del Monte Produce, Inc.	47,861	1,891,467
Freshpet, Inc. *(c)	28,350	468,342
Inventure Foods, Inc. *	17,900	175,957
J&J Snack Foods Corp.	21,581	2,554,327
John B. Sanfilippo & Son, Inc.	10,900	566,691
Lancaster Colony Corp.	27,656	2,577,816
Landec Corp. *	44,654	596,131
Lifeway Foods, Inc. *	10,100	148,672
Limoneira Co.	17,600	362,384
MGP Ingredients, Inc.	13,547	200,089
National Beverage Corp. *	15,001	356,574
Omega Protein Corp. *	33,400	474,948
Post Holdings, Inc. *	79,099	4,250,780
Sanderson Farms, Inc. (c)	32,143	2,314,617
Seaboard Corp. *	420	1,459,500
Seneca Foods Corp., Class A *	12,400	361,956
Snyder's-Lance, Inc.	69,600	2,263,392
The Boston Beer Co., Inc., Class A *	12,900	2,844,708
Tootsie Roll Industries, Inc. (c)	28,401	922,180
TreeHouse Foods, Inc. *	63,252	5,184,134
Security	Number of Shares	Value ($)
Universal Corp.	32,424	1,849,789
Vector Group Ltd.	113,769	2,880,631
		50,502,650
Health Care Equipment & Services 7.0%
AAC Holdings, Inc. *(c)	11,800	448,518
Abaxis, Inc.	34,300	1,717,058
ABIOMED, Inc. *	60,300	4,670,838
Accuray, Inc. *(c)	115,500	736,890
Aceto Corp.	46,000	1,077,780
Addus HomeCare Corp. *	7,800	211,692
Adeptus Health, Inc., Class A *	8,100	890,109
Air Methods Corp. *	59,000	2,324,010
Alliance HealthCare Services, Inc. *	7,100	106,216
Almost Family, Inc. *	11,000	481,360
Amedisys, Inc. *	39,700	1,732,111
AMN Healthcare Services, Inc. *	71,300	2,098,359
Amsurg Corp. *	70,153	5,032,776
Analogic Corp.	17,954	1,446,195
AngioDynamics, Inc. *	41,100	637,050
Anika Therapeutics, Inc. *	21,900	830,010
Antares Pharma, Inc. *(c)	256,299	540,791
AtriCure, Inc. *	41,500	1,153,285
Atrion Corp.	2,300	928,970
Bio-Reference Laboratories, Inc. *	38,300	1,699,371
BioScrip, Inc. *(c)	100,400	252,004
BioTelemetry, Inc. *	38,700	473,301
Cantel Medical Corp.	51,445	2,823,302
Capital Senior Living Corp. *	44,800	998,592
Cardiovascular Systems, Inc. *	45,900	1,369,656
Castlight Health, Inc., Class B *	45,673	327,932
Cerus Corp. *(c)	137,100	744,453
Chemed Corp.	24,598	3,651,819
Civitas Solutions, Inc. *	17,400	391,326
Computer Programs & Systems, Inc. (c)	17,500	818,475
CONMED Corp.	39,300	2,229,096
Connecture, Inc. *(c)	13,900	131,077
Corindus Vascular Robotics, Inc. *(c)	25,000	90,750
CorVel Corp. *	16,600	530,536
Cross Country Healthcare, Inc. *	49,215	594,025
CryoLife, Inc.	37,400	409,530
Cutera, Inc. *	18,705	283,942
Cyberonics, Inc. *	37,775	2,319,385
Cynosure, Inc., Class A *	34,944	1,355,827
Diplomat Pharmacy, Inc. *	51,688	2,386,952
Endologix, Inc. *	98,037	1,398,008
Entellus Medical, Inc. *(c)	9,800	220,500
Exactech, Inc. *	15,000	299,700
ExamWorks Group, Inc. *	59,613	2,091,224
Five Star Quality Care, Inc. *	56,200	254,024
Genesis Healthcare, Inc. *	48,100	293,891
GenMark Diagnostics, Inc. *	61,000	518,500
Globus Medical, Inc., Class A *	96,500	2,707,790
Greatbatch, Inc. *	37,000	2,017,610
Haemonetics Corp. *	78,600	3,144,786
Halyard Health, Inc. *	68,293	2,782,257
Hanger, Inc. *	52,800	1,142,592
HealthEquity, Inc. *	51,334	1,727,902
HealthSouth Corp.	131,800	6,023,260
8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
HealthStream, Inc. *	36,800	1,032,608
Healthways, Inc. *	48,800	617,808
HeartWare International, Inc. *	25,300	2,294,963
HMS Holdings Corp. *	138,452	1,594,967
ICU Medical, Inc. *	19,700	1,968,424
Imprivata, Inc. *	8,500	129,200
Inogen, Inc. *	21,798	969,139
Insulet Corp. *	83,600	2,833,204
Integra LifeSciences Holdings Corp. *	36,648	2,350,236
Invacare Corp.	49,211	839,048
InVivo Therapeutics Holdings Corp. *(c)	37,498	545,596
IPC Healthcare, Inc. *	24,700	1,369,615
iRadimed Corp. *	4,000	99,200
K2M Group Holdings, Inc. *	24,900	569,712
Kindred Healthcare, Inc.	124,823	2,575,098
Landauer, Inc.	13,300	471,884
LDR Holding Corp. *	36,873	1,676,247
LeMaitre Vascular, Inc.	10,735	152,866
LHC Group, Inc. *	19,700	793,713
Magellan Health, Inc. *	39,368	2,385,307
Masimo Corp. *	66,000	2,750,880
MedAssets, Inc. *	93,100	2,169,230
Medidata Solutions, Inc. *	81,700	4,395,460
Merge Healthcare, Inc. *	114,500	628,605
Meridian Bioscience, Inc.	64,350	1,164,091
Merit Medical Systems, Inc. *	66,300	1,694,628
Molina Healthcare, Inc. *	57,243	4,317,839
National HealthCare Corp.	15,388	972,522
National Research Corp., Class A	12,500	185,000
Natus Medical, Inc. *	46,900	2,118,004
Neogen Corp. *	56,925	3,312,466
Nevro Corp. *	21,364	1,084,650
Nobilis Health Corp. *(c)	43,191	254,395
NuVasive, Inc. *	70,400	3,872,704
NxStage Medical, Inc. *	92,700	1,323,756
Omnicell, Inc. *	52,300	1,909,996
OraSure Technologies, Inc. *	87,400	431,756
Orthofix International N.V. *	28,200	940,752
Owens & Minor, Inc.	92,200	3,241,752
Oxford Immunotec Global plc *	29,400	389,550
PharMerica Corp. *	43,100	1,472,727
Press Ganey Holdings, Inc. *	10,586	331,448
Quality Systems, Inc.	73,100	932,025
Quidel Corp. *	40,300	834,613
RadNet, Inc. *	48,000	321,120
Rockwell Medical, Inc. *(c)	68,400	943,920
RTI Surgical, Inc. *	73,900	537,992
SeaSpine Holdings Corp. *	12,215	191,531
Second Sight Medical Products, Inc. *(c)	16,421	231,700
Select Medical Holdings Corp.	144,811	2,089,623
Sientra, Inc. *	11,000	255,750
STAAR Surgical Co. *	52,900	463,933
STERIS Corp.	86,027	5,947,046
Surgical Care Affiliates, Inc. *	28,737	1,092,581
SurModics, Inc. *	20,400	479,196
Tandem Diabetes Care, Inc. *	25,400	318,770
Team Health Holdings, Inc. *	106,058	7,149,370
The Ensign Group, Inc.	36,850	1,883,772
The Providence Service Corp. *	17,400	818,844
Security	Number of Shares	Value ($)
The Spectranetics Corp. *	63,236	1,081,336
Thoratec Corp. *	81,200	5,139,148
Tornier N.V. *	52,200	1,299,258
TransEnterix, Inc. *	42,100	137,667
Triple-S Management Corp., Class B *	40,600	876,148
Trupanion, Inc. *(c)	14,200	109,624
U.S. Physical Therapy, Inc.	19,300	1,020,198
Unilife Corp. *(c)	221,152	389,227
Universal American Corp. *	63,902	592,372
Utah Medical Products, Inc.	7,300	399,091
Vascular Solutions, Inc. *	27,136	1,010,273
Veracyte, Inc. *(c)	15,500	179,800
Vocera Communications, Inc. *	30,100	373,240
WellCare Health Plans, Inc. *	63,806	5,155,525
West Pharmaceutical Services, Inc.	103,132	6,174,513
Wright Medical Group, Inc. *	73,200	1,891,488
Zeltiq Aesthetics, Inc. *	42,600	1,463,310
		191,582,463
Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	66,600	671,328
Elizabeth Arden, Inc. *(c)	36,298	382,581
HRG Group, Inc. *	122,000	1,738,500
Inter Parfums, Inc.	25,400	771,906
Medifast, Inc. *	13,279	409,923
Natural Health Trends Corp. (c)	8,500	257,550
Nature's Sunshine Products, Inc.	15,000	187,950
Nutraceutical International Corp. *	12,300	297,291
Oil-Dri Corp. of America	6,887	180,852
Orchids Paper Products Co.	11,800	297,832
Revlon, Inc., Class A *	18,602	669,114
Synutra International, Inc. *(c)	23,200	150,104
USANA Health Sciences, Inc. *	9,100	1,134,315
WD-40 Co.	22,300	1,998,749
		9,147,995
Insurance 2.3%
Ambac Financial Group, Inc. *	66,900	1,073,076
American Equity Investment Life Holding Co.	109,064	3,221,750
AMERISAFE, Inc.	30,435	1,523,272
Argo Group International Holdings Ltd.	42,010	2,368,524
Atlas Financial Holdings, Inc. *	16,900	311,974
Baldwin & Lyons, Inc., Class B	13,000	303,160
Citizens, Inc. *(c)	62,600	423,802
CNO Financial Group, Inc.	278,268	4,964,301
Crawford & Co., Class B	44,000	304,480
Donegal Group, Inc., Class A	10,400	154,648
eHealth, Inc. *	23,600	383,972
EMC Insurance Group, Inc.	9,300	224,316
Employers Holdings, Inc.	44,900	1,077,600
Enstar Group Ltd. *	13,894	2,222,901
FBL Financial Group, Inc., Class A	16,068	916,037
Federated National Holding Co.	20,246	477,603
Fidelity & Guaranty Life	14,800	385,244
First American Financial Corp.	159,700	6,480,626
Global Indemnity plc *	10,755	297,376
    9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Greenlight Capital Re Ltd., Class A *	42,789	1,190,390
Hallmark Financial Services, Inc. *	21,200	226,416
HCI Group, Inc.	13,800	619,344
Heritage Insurance Holdings, Inc. *	34,462	851,901
Horace Mann Educators Corp.	59,578	2,099,529
Independence Holding Co.	11,248	147,124
Infinity Property & Casualty Corp.	16,592	1,286,046
James River Group Holdings Ltd.	18,600	510,570
Kansas City Life Insurance Co.	5,700	268,413
Kemper Corp.	61,414	2,377,950
Maiden Holdings Ltd.	76,900	1,271,926
MBIA, Inc. *	212,784	1,266,065
National General Holdings Corp.	52,100	1,192,569
National Interstate Corp.	12,498	315,699
National Western Life Insurance Co., Class A	3,494	842,019
OneBeacon Insurance Group Ltd., Class A	33,400	484,300
Patriot National, Inc. *	15,800	293,880
Primerica, Inc.	71,500	3,233,945
RLI Corp.	64,420	3,557,916
Safety Insurance Group, Inc.	19,770	1,146,462
Selective Insurance Group, Inc.	84,514	2,603,876
State Auto Financial Corp.	24,726	598,369
State National Cos., Inc.	46,500	504,990
Stewart Information Services Corp.	34,100	1,402,192
Symetra Financial Corp.	110,600	2,769,424
The Navigators Group, Inc. *	16,770	1,311,079
Third Point Reinsurance Ltd. *	118,560	1,761,802
United Fire Group, Inc.	32,300	1,116,288
United Insurance Holdings Corp.	24,400	391,864
Universal Insurance Holdings, Inc.	43,922	1,204,341
		63,961,351
Materials 3.7%
A. Schulman, Inc.	45,609	1,698,023
AEP Industries, Inc. *	5,800	280,430
AK Steel Holding Corp. *(c)	262,900	775,555
American Vanguard Corp.	40,900	524,338
Axiall Corp.	101,721	2,993,649
Balchem Corp.	46,900	2,657,823
Berry Plastics Group, Inc. *	171,157	5,572,872
Boise Cascade Co. *	55,500	1,841,490
Calgon Carbon Corp.	79,785	1,411,397
Carpenter Technology Corp.	71,844	2,697,024
Century Aluminum Co. *	73,400	684,088
Chase Corp.	10,300	393,769
Chemtura Corp. *	95,285	2,613,668
Clearwater Paper Corp. *	30,000	1,765,500
Cliffs Natural Resources, Inc. (c)	220,159	554,801
Coeur Mining, Inc. *	205,013	723,696
Commercial Metals Co.	172,600	2,659,766
Core Molding Technologies, Inc. *	11,000	209,880
Deltic Timber Corp.	14,521	942,413
Ferro Corp. *	105,100	1,459,839
Flotek Industries, Inc. *(c)	78,900	1,350,768
FutureFuel Corp.	31,000	354,640
Globe Specialty Metals, Inc.	94,500	1,459,080
Greif, Inc., Class A	44,194	1,369,572
H.B. Fuller Co.	74,694	2,992,242
Security	Number of Shares	Value ($)
Handy & Harman Ltd. *	4,800	142,080
Hawkins, Inc.	15,500	565,440
Haynes International, Inc.	17,525	746,039
Headwaters, Inc. *	110,000	2,091,100
Hecla Mining Co.	545,640	1,145,844
Horsehead Holding Corp. *	83,900	694,692
Innophos Holdings, Inc.	32,900	1,693,692
Innospec, Inc.	35,600	1,539,700
Intrepid Potash, Inc. *	89,300	762,622
Kaiser Aluminum Corp.	24,643	2,081,101
KapStone Paper & Packaging Corp.	127,503	2,983,570
KMG Chemicals, Inc.	12,300	268,509
Koppers Holdings, Inc.	30,900	627,270
Kraton Performance Polymers, Inc. *	44,835	920,014
Kronos Worldwide, Inc.	30,700	302,088
Louisiana-Pacific Corp. *	204,772	3,018,339
LSB Industries, Inc. *	28,000	1,033,480
Materion Corp.	27,829	851,567
Minerals Technologies, Inc.	52,522	3,400,799
Myers Industries, Inc.	34,900	528,037
Neenah Paper, Inc.	24,753	1,499,537
Olin Corp.	111,648	2,566,788
Olympic Steel, Inc.	12,200	147,864
OM Group, Inc.	48,100	1,629,628
OMNOVA Solutions, Inc. *	65,700	425,079
P.H. Glatfelter Co.	63,800	1,302,158
PolyOne Corp.	129,676	4,443,997
Quaker Chemical Corp.	20,100	1,863,270
Rayonier Advanced Materials, Inc.	55,842	784,580
Real Industry, Inc. *	32,714	373,267
Rentech, Inc. *	441,900	336,418
Ryerson Holding Corp. *(c)	14,000	94,780
Schnitzer Steel Industries, Inc., Class A	37,800	593,838
Schweitzer-Mauduit International, Inc.	44,700	1,774,590
Senomyx, Inc. *(c)	62,400	387,504
Sensient Technologies Corp.	67,914	4,644,638
Stepan Co.	28,500	1,396,785
Stillwater Mining Co. *	187,900	1,788,808
Summit Materials, Inc., Class A *	35,015	878,526
SunCoke Energy, Inc.	96,800	1,189,672
TimkenSteel Corp.	53,744	1,001,251
Trecora Resources *	27,400	382,504
Tredegar Corp.	35,100	591,786
Trinseo S.A. *	15,600	380,016
Tronox Ltd., Class A	90,200	990,396
United States Lime & Minerals, Inc.	2,700	145,800
US Concrete, Inc. *	19,200	812,736
Valhi, Inc.	25,000	111,250
Wausau Paper Corp.	58,500	517,140
Worthington Industries, Inc.	69,417	1,878,424
		100,315,336
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	31,500	1,015,875
Carmike Cinemas, Inc. *	37,900	949,395
10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Central European Media Enterprises Ltd., Class A *(c)	109,100	261,840
Crown Media Holdings, Inc., Class A *	46,700	208,749
Cumulus Media, Inc., Class A *	197,200	325,380
Daily Journal Corp. *	2,000	409,600
DreamWorks Animation SKG, Inc., Class A *(c)	108,130	2,607,014
Entercom Communications Corp., Class A *	43,000	452,790
Entravision Communications Corp., Class A	98,600	756,262
Eros International plc *	37,890	1,355,704
Global Eagle Entertainment, Inc. *	65,900	818,478
Gray Television, Inc. *	92,193	1,557,140
Harte-Hanks, Inc.	75,416	353,701
Hemisphere Media Group, Inc. *	12,300	170,355
IMAX Corp. *	88,000	3,292,080
Journal Media Group, Inc.	25,419	205,640
Loral Space & Communications, Inc. *	20,500	1,298,675
Martha Stewart Living Omnimedia, Inc., Class A *	58,700	356,309
MDC Partners, Inc., Class A	64,480	1,136,782
Media General, Inc. *	133,186	2,113,662
Meredith Corp.	52,200	2,501,424
National CineMedia, Inc.	86,800	1,345,400
New Media Investment Group, Inc.	64,082	1,090,035
Nexstar Broadcasting Group, Inc., Class A	47,055	2,699,075
Reading International, Inc., Class A *	23,000	270,940
Rentrak Corp. *(c)	20,391	1,396,172
Saga Communications, Inc., Class A	6,400	259,200
Scholastic Corp.	38,469	1,657,629
SFX Entertainment, Inc. *(c)	64,800	206,064
Sinclair Broadcast Group, Inc., Class A	96,902	2,812,096
Sizmek, Inc. *	36,700	284,792
The E.W. Scripps Co., Class A	81,971	1,800,903
The New York Times Co., Class A	200,751	2,653,928
Time, Inc.	160,186	3,575,352
Townsquare Media, Inc., Class A *	10,100	131,300
Tribune Publishing Co.	35,717	531,826
World Wrestling Entertainment, Inc., Class A (c)	41,400	810,198
		43,671,765
Pharmaceuticals, Biotechnology & Life Sciences 9.8%
Abeona Therapeutics, Inc. *(c)	14,621	94,305
ACADIA Pharmaceuticals, Inc. *	116,116	5,667,622
Accelerate Diagnostics, Inc. *	33,300	928,404
Acceleron Pharma, Inc. *	30,027	859,973
Achillion Pharmaceuticals, Inc. *	170,889	1,455,974
Acorda Therapeutics, Inc. *	64,939	2,231,304
Adamas Pharmaceuticals, Inc. *	14,272	353,375
Aduro Biotech, Inc. *	11,881	311,520
Advaxis, Inc. *(c)	44,111	734,889
Aegerion Pharmaceuticals, Inc. *(c)	43,100	824,503
Aerie Pharmaceuticals, Inc. *	37,644	682,862
Security	Number of Shares	Value ($)
Affimed N.V. *	22,114	362,891
Affymetrix, Inc. *	110,900	1,215,464
Agenus, Inc. *	110,054	939,861
Agile Therapeutics, Inc. *	13,462	122,908
Akebia Therapeutics, Inc. *	34,547	324,742
Albany Molecular Research, Inc. *	40,600	858,284
Alder Biopharmaceuticals, Inc. *	36,946	1,715,033
Alimera Sciences, Inc. *(c)	45,500	219,310
AMAG Pharmaceuticals, Inc. *	44,031	2,813,581
Amicus Therapeutics, Inc. *	176,904	3,040,980
Amphastar Pharmaceuticals, Inc. *	42,926	697,977
Anacor Pharmaceuticals, Inc. *	59,296	8,846,370
ANI Pharmaceuticals, Inc. *	10,100	717,403
Anthera Pharmaceuticals, Inc. *	51,939	566,655
Applied Genetic Technologies Corp. *	7,100	131,066
Aratana Therapeutics, Inc. *	50,500	889,810
Ardelyx, Inc. *	16,840	332,085
Arena Pharmaceuticals, Inc. *	365,000	1,474,600
ARIAD Pharmaceuticals, Inc. *	241,800	1,973,088
Array BioPharma, Inc. *	220,479	1,280,983
Arrowhead Research Corp. *(c)	76,100	470,298
Assembly Biosciences, Inc. *	20,668	310,020
Asterias Biotherapeutics, Inc. *(c)	15,125	74,415
Atara Biotherapeutics, Inc. *	26,943	1,512,580
aTyr Pharma, Inc. *	8,518	159,713
Avalanche Biotechnologies, Inc. *	28,209	415,236
Bellicum Pharmaceuticals, Inc. *(c)	14,200	288,970
BioCryst Pharmaceuticals, Inc. *	102,800	1,591,344
BioDelivery Sciences International, Inc. *	60,000	489,000
BioSpecifics Technologies Corp. *	5,300	364,216
BioTime, Inc. *(c)	83,500	263,860
Blueprint Medicines Corp. *	13,264	358,393
Calithera Biosciences, Inc. *(c)	19,000	140,600
Cambrex Corp. *	47,100	2,319,675
Cara Therapeutics, Inc. *	19,717	420,169
Carbylan Therapeutics, Inc. *	15,751	108,839
Catalent, Inc. *	118,399	4,035,038
Catalyst Pharmaceuticals, Inc. *	107,345	530,284
Celldex Therapeutics, Inc. *	147,500	3,473,625
Cellular Biomedicine Group, Inc. *(c)	14,309	399,937
Cempra, Inc. *	46,278	1,937,197
Cepheid *	103,500	5,753,565
ChemoCentryx, Inc. *(c)	35,000	288,400
Chimerix, Inc. *	69,186	3,718,056
Cidara Therapeutics, Inc. *	4,559	63,735
Clovis Oncology, Inc. *	42,200	3,562,946
Coherus Biosciences, Inc. *	33,961	1,191,352
Collegium Pharmaceutical, Inc. *(c)	8,736	174,982
Concert Pharmaceuticals, Inc. *	21,722	356,024
Corcept Therapeutics, Inc. *	86,506	435,990
Corium International, Inc. *	12,013	176,111
CorMedix, Inc. *(c)	45,377	158,820
CTI BioPharma, Corp. *(c)	190,800	352,980
Curis, Inc. *	158,654	498,174
Cytokinetics, Inc. *	45,900	293,301
CytRx Corp. *(c)	81,800	222,496
Depomed, Inc. *	86,900	2,737,350
Dermira, Inc. *	18,200	410,956
Dicerna Pharmaceuticals, Inc. *	21,814	266,567
    11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Durect Corp. *	163,276	383,699
Dyax Corp. *	212,313	5,225,023
Dynavax Technologies Corp. *(c)	45,700	1,344,037
Eagle Pharmaceuticals, Inc. *	12,424	1,200,407
Emergent Biosolutions, Inc. *	43,700	1,434,671
Enanta Pharmaceuticals, Inc. *	22,222	1,125,544
Endocyte, Inc. *(c)	50,400	260,064
Epizyme, Inc. *	41,759	931,643
Esperion Therapeutics, Inc. *	18,970	1,176,140
Exact Sciences Corp. *(c)	134,062	3,226,872
Exelixis, Inc. *(c)	292,872	1,678,157
Fibrocell Science, Inc. *	34,944	227,835
FibroGen, Inc. *	69,009	1,604,459
Five Prime Therapeutics, Inc. *	33,300	783,216
Flex Pharma, Inc. *	9,700	151,223
Flexion Therapeutics, Inc. *	19,943	466,666
Fluidigm Corp. *	43,100	863,293
Foamix Pharmaceuticals Ltd. *	32,336	344,055
Foundation Medicine, Inc. *(c)	20,500	416,048
Galena Biopharma, Inc. *(c)	189,700	311,108
Genocea Biosciences, Inc. *	26,625	346,125
Genomic Health, Inc. *	22,700	614,716
Geron Corp. *	231,200	936,360
Halozyme Therapeutics, Inc. *	154,500	3,606,030
Harvard Bioscience, Inc. *	74,929	366,403
Heron Therapeutics, Inc. *	46,860	1,515,452
Heska Corp. *	8,091	273,071
Idera Pharmaceuticals, Inc. *(c)	151,729	543,190
IGI Laboratories, Inc. *(c)	58,900	518,320
Ignyta, Inc. *	26,545	367,914
Immune Design, Corp. *	16,243	314,464
ImmunoGen, Inc. *	128,000	2,306,560
Immunomedics, Inc. *(c)	175,000	358,750
Impax Laboratories, Inc. *	105,400	5,107,684
INC Research Holdings, Inc., Class A *	19,400	970,582
Infinity Pharmaceuticals, Inc. *	68,300	596,942
Inovio Pharmaceuticals, Inc. *(c)	120,362	877,439
Insmed, Inc. *	92,314	2,501,709
Insys Therapeutics, Inc. *	33,279	1,494,893
Intersect ENT, Inc. *	19,968	592,451
Intra-Cellular Therapies, Inc. *	31,300	910,830
Invitae Corp. *(c)	14,200	141,858
Ironwood Pharmaceuticals, Inc. *	175,300	1,831,885
Karyopharm Therapeutics, Inc. *(c)	33,263	682,557
Keryx Biopharmaceuticals, Inc. *(c)	150,634	1,202,059
Kite Pharma, Inc. *(c)	41,742	3,037,565
KYTHERA Biopharmaceuticals, Inc. *	37,310	2,780,341
La Jolla Pharmaceutical Co. *	16,579	504,002
Lannett Co., Inc. *	37,700	2,246,920
Lexicon Pharmaceuticals, Inc. *(c)	46,300	390,772
Ligand Pharmaceuticals, Inc. *	25,843	2,797,763
Lion Biotechnologies, Inc. *	64,872	555,304
Loxo Oncology, Inc. *(c)	8,900	180,225
Luminex Corp. *	63,200	1,088,936
MacroGenics, Inc. *	49,449	1,859,282
MannKind Corp. *(c)	355,984	1,527,171
Medgenics, Inc. *	23,712	191,593
Merrimack Pharmaceuticals, Inc. *(c)	166,400	1,680,640
MiMedx Group, Inc. *(c)	156,150	1,675,490
Security	Number of Shares	Value ($)
Mirati Therapeutics, Inc. *	14,248	407,635
Momenta Pharmaceuticals, Inc. *	87,686	1,906,294
Myriad Genetics, Inc. *(c)	99,086	3,380,814
NanoString Technologies, Inc. *	14,700	225,057
Navidea Biopharmaceuticals, Inc. *(c)	221,100	380,292
Nektar Therapeutics *	194,571	2,453,540
NeoGenomics, Inc. *	69,488	424,572
Neurocrine Biosciences, Inc. *	124,703	6,250,114
NewLink Genetics Corp. *(c)	29,100	1,517,565
Northwest Biotherapeutics, Inc. *(c)	70,700	807,394
Novavax, Inc. *	390,621	4,710,889
Ocata Therapeutics, Inc. *	48,125	216,081
Ocular Therapeutix, Inc. *	18,570	428,781
Omeros Corp. *(c)	57,100	919,310
OncoMed Pharmaceuticals, Inc. *(c)	24,500	559,580
Oncothyreon, Inc. *	151,709	552,221
Ophthotech Corp. *	33,443	2,263,757
Orexigen Therapeutics, Inc. *(c)	151,187	604,748
Organovo Holdings, Inc. *(c)	114,341	386,473
Osiris Therapeutics, Inc. *(c)	37,100	791,343
Otonomy, Inc. *	21,039	542,175
OvaScience, Inc. *(c)	33,901	966,179
Pacific Biosciences of California, Inc. *	85,600	487,064
Pacira Pharmaceuticals, Inc. *	53,400	3,546,828
Paratek Pharmaceuticals, Inc.	17,408	437,985
PAREXEL International Corp. *	80,580	5,556,797
PDL BioPharma, Inc.	239,600	1,394,472
Peregrine Pharmaceuticals, Inc. *(c)	255,100	313,773
Pernix Therapeutics Holdings, Inc. *	48,800	243,024
Pfenex, Inc. *	23,397	495,782
Phibro Animal Health Corp., Class A	25,500	1,001,640
Portola Pharmaceuticals, Inc. *	70,200	3,470,688
POZEN, Inc. *(c)	35,400	410,640
PRA Health Sciences, Inc. *	30,500	1,280,695
Prestige Brands Holdings, Inc. *	78,200	3,723,884
Progenics Pharmaceuticals, Inc. *	106,000	917,960
Proteon Therapeutics, Inc. *(c)	10,998	190,045
Prothena Corp. plc *	45,853	3,024,922
PTC Therapeutics, Inc. *	48,936	2,506,013
Radius Health, Inc. *	42,314	3,314,032
Raptor Pharmaceutical Corp. *	119,565	1,702,606
Regulus Therapeutics, Inc. *	39,681	325,384
Relypsa, Inc. *	46,624	1,543,721
Repligen Corp. *	49,100	1,718,991
Retrophin, Inc. *	55,293	1,755,000
Revance Therapeutics, Inc. *	22,308	692,217
Rigel Pharmaceuticals, Inc. *	153,400	457,132
Sage Therapeutics, Inc. *	19,895	1,360,022
Sagent Pharmaceuticals, Inc. *	29,769	731,722
Sangamo BioSciences, Inc. *	99,700	912,255
Sarepta Therapeutics, Inc. *(c)	60,900	1,943,928
SciClone Pharmaceuticals, Inc. *	78,000	710,580
Sequenom, Inc. *(c)	166,100	468,402
Sorrento Therapeutics, Inc. *	49,555	1,029,753
Spark Therapeutics, Inc. *(c)	12,500	768,000
Spectrum Pharmaceuticals, Inc. *	86,500	598,148
Stemline Therapeutics, Inc. *	28,000	300,440
Sucampo Pharmaceuticals, Inc., Class A *	35,718	778,295
12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Supernus Pharmaceuticals, Inc. *	43,000	912,030
Synergy Pharmaceuticals, Inc. *(c)	140,600	1,282,272
Synta Pharmaceuticals Corp. *	87,300	185,076
T2 Biosystems, Inc. *(c)	9,200	132,572
TESARO, Inc. *	32,700	1,896,600
Tetraphase Pharmaceuticals, Inc. *	52,053	2,475,120
TG Therapeutics, Inc. *	59,050	1,030,423
The Medicines Co. *	101,728	3,193,242
TherapeuticsMD, Inc. *	200,755	1,563,881
Theravance Biopharma, Inc. *(c)	34,500	432,630
Theravance, Inc. (c)	120,800	1,850,656
Threshold Pharmaceuticals, Inc. *	88,794	383,590
Tobira Therapeutics, Inc. *(c)	4,229	60,728
Tokai Pharmaceuticals, Inc. *(c)	7,400	96,496
Trevena, Inc. *	35,334	205,644
Trovagene, Inc. *(c)	35,347	278,534
Ultragenyx Pharmaceutical, Inc. *	57,341	6,934,247
Vanda Pharmaceuticals, Inc. *(c)	60,600	741,744
Verastem, Inc. *	47,100	343,830
Versartis, Inc. *	31,735	574,404
Vitae Pharmaceuticals, Inc. *	18,478	186,813
Vital Therapies, Inc. *(c)	23,347	378,688
VIVUS, Inc. *(c)	110,600	167,006
XBiotech, Inc. *(c)	5,538	103,284
Xencor, Inc. *	40,028	896,227
XenoPort, Inc. *	98,100	716,130
XOMA Corp. *(c)	150,400	109,882
Zafgen, Inc. *	23,672	898,826
ZIOPHARM Oncology, Inc. *(c)	180,364	2,409,663
Zogenix, Inc. *	30,825	595,231
ZS Pharma, Inc. *	26,002	1,553,099
		269,037,666
Real Estate 9.4%
Acadia Realty Trust	102,257	3,270,179
AG Mortgage Investment Trust, Inc.	41,300	751,660
Agree Realty Corp.	25,500	790,245
Alexander & Baldwin, Inc.	72,560	2,739,140
Alexander's, Inc.	3,041	1,233,034
Altisource Asset Management Corp. *	1,385	183,609
Altisource Portfolio Solutions S.A. *(c)	19,887	649,509
Altisource Residential Corp.	87,800	1,445,188
American Assets Trust, Inc.	52,100	2,168,402
American Capital Mortgage Investment Corp.	76,700	1,237,938
American Residential Properties, Inc.	47,200	873,200
Anworth Mortgage Asset Corp.	181,200	906,000
Apollo Commercial Real Estate Finance, Inc.	91,400	1,542,832
Apollo Residential Mortgage, Inc.	50,875	736,670
Ares Commercial Real Estate Corp.	41,900	521,655
Armada Hoffler Properties, Inc.	40,500	415,125
ARMOUR Residential REIT, Inc.	510,639	1,450,215
Ashford Hospitality Prime, Inc.	42,487	618,611
Ashford Hospitality Trust, Inc.	128,682	1,124,681
Associated Estates Realty Corp.	83,505	2,400,769
AV Homes, Inc. *	15,600	230,412
Security	Number of Shares	Value ($)
Bluerock Residential Growth REIT, Inc.	21,808	279,142
Campus Crest Communities, Inc.	112,200	639,540
Capstead Mortgage Corp.	133,629	1,479,273
CareTrust REIT, Inc.	42,265	548,600
CatchMark Timber Trust, Inc., Class A	52,409	559,728
Cedar Realty Trust, Inc.	119,200	798,640
Chambers Street Properties	327,319	2,428,707
Chatham Lodging Trust	55,134	1,489,721
Chesapeake Lodging Trust	82,685	2,651,708
Colony Capital, Inc., Class A	163,826	3,722,127
Consolidated-Tomoka Land Co.	7,600	440,268
CorEnergy Infrastructure Trust, Inc.	66,700	414,874
CoreSite Realty Corp.	34,100	1,711,820
Cousins Properties, Inc.	306,401	3,180,442
CubeSmart	247,243	6,467,877
CyrusOne, Inc.	96,604	2,969,607
CYS Investments, Inc.	212,861	1,651,801
DCT Industrial Trust, Inc.	129,526	4,502,324
DiamondRock Hospitality Co.	288,917	3,643,243
DuPont Fabros Technology, Inc.	90,424	2,726,284
Dynex Capital, Inc.	92,600	682,462
Easterly Government Properties, Inc.	21,600	341,280
EastGroup Properties, Inc.	48,090	2,895,018
Education Realty Trust, Inc.	68,713	2,174,079
EPR Properties	86,200	4,923,744
Equity One, Inc.	107,031	2,747,486
Excel Trust, Inc.	90,284	1,430,099
FelCor Lodging Trust, Inc.	215,913	2,020,946
First Industrial Realty Trust, Inc.	163,237	3,418,183
First Potomac Realty Trust	90,700	1,029,445
Forestar Group, Inc. *	49,700	636,160
Franklin Street Properties Corp.	134,065	1,577,945
FRP Holdings, Inc. *	8,700	256,737
Getty Realty Corp.	39,242	652,202
Gladstone Commercial Corp.	34,300	549,486
Government Properties Income Trust	100,847	1,741,628
Gramercy Property Trust, Inc.	86,322	2,111,436
Great Ajax Corp.	9,400	131,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,845	980,319
Hatteras Financial Corp.	136,951	2,226,823
Healthcare Realty Trust, Inc.	142,081	3,415,627
Hersha Hospitality Trust	72,925	1,977,726
Highwoods Properties, Inc.	138,207	5,850,302
Hudson Pacific Properties, Inc.	109,311	3,364,593
Independence Realty Trust, Inc.	28,036	229,054
InfraREIT, Inc.	34,700	1,163,491
Inland Real Estate Corp.	133,336	1,309,360
Invesco Mortgage Capital, Inc.	177,506	2,557,861
Investors Real Estate Trust	187,002	1,348,284
iStar Financial, Inc. *	135,400	1,773,740
Kennedy-Wilson Holdings, Inc.	135,287	3,425,467
Kite Realty Group Trust	118,839	3,137,350
Ladder Capital Corp., Class A	55,962	879,163
LaSalle Hotel Properties	168,379	5,601,969
Lexington Realty Trust	314,774	2,707,056
LTC Properties, Inc.	52,651	2,309,799
Mack-Cali Realty Corp.	130,100	2,711,284
    13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marcus & Millichap, Inc. *	19,579	1,003,228
Medical Properties Trust, Inc.	317,167	4,335,673
Monmouth Real Estate Investment Corp.	84,500	846,690
Monogram Residential Trust, Inc.	234,724	2,192,322
National Health Investors, Inc.	56,468	3,684,537
National Storage Affiliates Trust	23,921	282,985
New Residential Investment Corp.	335,897	5,270,224
New Senior Investment Group, Inc.	117,169	1,516,167
New York Mortgage Trust, Inc. (c)	152,400	1,139,952
New York REIT, Inc.	249,088	2,580,552
NexPoint Residential Trust, Inc.	19,669	255,107
One Liberty Properties, Inc.	18,700	422,620
Orchid Island Capital, Inc. (c)	21,859	188,425
Parkway Properties, Inc.	120,993	2,170,614
Pebblebrook Hotel Trust	108,000	4,395,600
Pennsylvania Real Estate Investment Trust	108,567	2,379,789
PennyMac Mortgage Investment Trust	109,021	1,936,213
Physicians Realty Trust	101,150	1,622,446
Potlatch Corp.	60,403	2,114,709
Preferred Apartment Communities, Inc., Class A	26,197	296,812
PS Business Parks, Inc.	28,438	2,189,442
QTS Realty Trust, Inc., Class A	37,639	1,562,018
RAIT Financial Trust	119,300	625,132
Ramco-Gershenson Properties Trust	111,121	1,882,390
RE/MAX Holdings, Inc., Class A	16,800	635,376
Redwood Trust, Inc.	123,500	1,914,250
Resource Capital Corp.	196,149	702,213
Retail Opportunity Investments Corp.	133,347	2,286,901
Rexford Industrial Realty, Inc.	88,116	1,283,850
RLJ Lodging Trust	190,335	5,677,693
Rouse Properties, Inc.	54,500	959,200
Ryman Hospitality Properties, Inc.	64,985	3,715,842
Sabra Health Care REIT, Inc.	89,896	2,458,656
Saul Centers, Inc.	16,900	876,772
Select Income REIT	88,128	1,768,729
Silver Bay Realty Trust Corp.	56,433	914,779
Sovran Self Storage, Inc.	52,117	4,962,060
STAG Industrial, Inc.	94,500	1,855,980
Starwood Waypoint Residential Trust	57,400	1,405,152
STORE Capital Corp.	50,800	1,066,800
Strategic Hotels & Resorts, Inc. *	399,184	5,456,845
Summit Hotel Properties, Inc.	125,500	1,710,565
Sun Communities, Inc.	66,036	4,590,162
Sunstone Hotel Investors, Inc.	308,208	4,336,487
Tejon Ranch Co. *	19,092	473,863
Terreno Realty Corp.	62,600	1,312,722
The Geo Group, Inc.	109,980	4,151,745
The St. Joe Co. *	92,700	1,506,375
Trade Street Residential, Inc.	27,200	190,672
UMH Properties, Inc.	31,900	306,240
United Development Funding IV (c)	37,025	671,634
Universal Health Realty Income Trust	19,444	952,173
Urban Edge Properties	126,087	2,707,088
Security	Number of Shares	Value ($)
Urstadt Biddle Properties, Inc., Class A	47,174	901,023
Washington Real Estate Investment Trust	99,282	2,664,729
Western Asset Mortgage Capital Corp. (c)	59,656	827,429
Whitestone REIT	30,700	396,951
Xenia Hotels & Resorts, Inc. (c)	159,562	3,307,720
		257,726,703
Retailing 4.6%
1-800-Flowers.com, Inc., Class A *	34,800	346,260
Abercrombie & Fitch Co., Class A	97,463	1,958,032
America's Car-Mart, Inc. *	11,500	531,990
American Eagle Outfitters, Inc.	284,115	5,043,041
ANN, Inc. *	69,000	3,156,750
Asbury Automotive Group, Inc. *	38,885	3,433,545
Ascena Retail Group, Inc. *	202,043	2,529,578
Barnes & Noble, Inc. *	73,410	1,929,949
bebe stores, Inc.	51,449	94,666
Big 5 Sporting Goods Corp.	34,384	378,568
Big Lots, Inc.	78,000	3,368,040
Blue Nile, Inc. *	19,000	602,680
Boot Barn Holdings, Inc. *	16,411	518,588
Build-A-Bear Workshop, Inc. *	18,100	315,845
Burlington Stores, Inc. *	109,591	6,031,889
Caleres, Inc.	68,275	2,255,806
Chico's FAS, Inc.	204,451	3,111,744
Christopher & Banks Corp. *	51,800	167,314
Citi Trends, Inc. *	24,846	591,583
Conn's, Inc. *	40,600	1,401,512
Core-Mark Holding Co., Inc.	34,641	2,202,128
Destination XL Group, Inc. *	56,400	275,796
Etsy, Inc. *(c)	27,363	570,245
EVINE Live, Inc. *	56,000	122,640
Express, Inc. *	124,098	2,362,826
Fenix Parts, Inc. *	14,527	132,777
Five Below, Inc. *	79,600	2,934,852
Francesca's Holdings Corp. *	62,800	763,648
Fred's, Inc., Class A	52,800	952,512
FTD Cos., Inc. *	28,097	818,466
Genesco, Inc. *	36,744	2,376,969
Group 1 Automotive, Inc.	35,500	3,442,435
Guess?, Inc.	97,500	2,134,275
Haverty Furniture Cos., Inc.	30,300	672,054
Hibbett Sports, Inc. *	37,575	1,711,541
HSN, Inc.	49,555	3,642,788
Kirkland's, Inc.	22,400	611,072
Lands' End, Inc. *(c)	24,200	570,636
Liberty TripAdvisor Holdings, Inc., Class A *	106,011	3,105,062
Lithia Motors, Inc., Class A	32,737	3,918,292
Lumber Liquidators Holdings, Inc. *(c)	39,398	760,381
MarineMax, Inc. *	37,700	680,862
Mattress Firm Holding Corp. *	29,616	1,831,750
Monro Muffler Brake, Inc.	46,546	2,944,035
Nutrisystem, Inc.	39,948	1,200,437
Orbitz Worldwide, Inc. *	152,944	1,725,208
Outerwall, Inc. (c)	28,700	2,032,534
Overstock.com, Inc. *	15,500	327,980
14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Party City Holdco, Inc. *	33,816	697,286
PetMed Express, Inc. (c)	29,500	497,075
Pier 1 Imports, Inc.	140,400	1,658,124
Pool Corp.	61,928	4,360,970
Rent-A-Center, Inc.	77,385	2,073,144
Restoration Hardware Holdings, Inc. *	47,841	4,853,948
Select Comfort Corp. *	75,512	1,966,332
Shoe Carnival, Inc.	24,850	703,504
Shutterfly, Inc. *	53,747	2,324,558
Sonic Automotive, Inc., Class A	44,474	1,035,799
Sportsman's Warehouse Holdings, Inc. *	23,000	268,870
Stage Stores, Inc.	46,827	824,155
Stein Mart, Inc.	44,300	451,417
Systemax, Inc. *	14,500	98,890
The Buckle, Inc.	41,664	1,842,799
The Cato Corp., Class A	42,404	1,628,738
The Children's Place, Inc.	29,690	1,719,051
The Container Store Group, Inc. *(c)	25,200	458,136
The Finish Line, Inc., Class A	71,619	1,968,806
The Men's Wearhouse, Inc.	69,569	4,140,747
The Pep Boys - Manny, Moe & Jack *	75,800	898,230
Tile Shop Holdings, Inc. *	41,100	586,908
Tilly's, Inc., Class A *	12,600	114,030
Travelport Worldwide Ltd. (c)	144,962	1,848,266
Tuesday Morning Corp. *	65,800	617,204
Vitamin Shoppe, Inc. *	45,400	1,668,904
VOXX International Corp. *	31,300	250,400
Wayfair, Inc., Class A *(c)	28,698	1,070,722
West Marine, Inc. *	24,500	222,460
Weyco Group, Inc.	9,100	262,626
Winmark Corp.	3,000	304,080
zulily, Inc., Class A *	93,051	1,229,204
Zumiez, Inc. *	30,100	785,610
		126,022,574
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	59,437	1,556,655
Advanced Micro Devices, Inc. *(c)	898,843	1,734,767
Alpha & Omega Semiconductor Ltd. *	28,000	219,800
Ambarella, Inc. *(c)	46,100	5,341,607
Amkor Technology, Inc. *	125,218	552,211
Applied Micro Circuits Corp. *	114,365	710,207
Axcelis Technologies, Inc. *	142,100	419,195
Brooks Automation, Inc.	95,831	1,011,017
Cabot Microelectronics Corp. *	35,700	1,618,638
Cascade Microtech, Inc. *	18,700	278,817
Cavium, Inc. *	79,800	5,410,440
CEVA, Inc. *	32,336	605,653
Cirrus Logic, Inc. *	95,900	3,165,659
Cohu, Inc.	46,700	462,797
Diodes, Inc. *	54,281	1,204,495
DSP Group, Inc. *	31,400	274,122
Entegris, Inc. *	210,800	3,123,002
Exar Corp. *	58,500	460,395
Fairchild Semiconductor International, Inc. *	166,542	2,508,123
FormFactor, Inc. *	76,873	555,792
Security	Number of Shares	Value ($)
Inphi Corp. *	54,533	1,239,535
Integrated Device Technology, Inc. *	220,089	4,205,901
Integrated Silicon Solution, Inc.	46,000	1,008,780
Intersil Corp., Class A	190,700	2,122,491
IXYS Corp.	32,400	338,904
Kopin Corp. *	100,300	298,894
Lattice Semiconductor Corp. *	170,200	837,384
M/A-COM Technology Solutions Holdings, Inc. *	32,453	1,093,991
Mattson Technology, Inc. *	93,954	268,708
MaxLinear, Inc., Class A *	73,260	797,069
Micrel, Inc.	67,505	941,695
Microsemi Corp. *	135,981	4,479,214
MKS Instruments, Inc.	76,489	2,715,360
Monolithic Power Systems, Inc.	58,400	3,019,864
Nanometrics, Inc. *	40,600	555,408
NeoPhotonics Corp. *	39,263	347,870
NVE Corp.	6,500	388,050
OmniVision Technologies, Inc. *	82,373	2,011,549
PDF Solutions, Inc. *	44,800	627,648
Pericom Semiconductor Corp.	31,900	381,843
Photronics, Inc. *	92,837	765,905
PMC-Sierra, Inc. *	269,300	1,833,933
Power Integrations, Inc.	45,362	1,758,231
Rambus, Inc. *	167,900	2,197,811
Rudolph Technologies, Inc. *	46,700	523,974
Semtech Corp. *	100,229	1,763,028
Sigma Designs, Inc. *	48,758	505,620
Silicon Laboratories, Inc. *	59,950	2,697,151
Synaptics, Inc. *	53,700	4,262,706
Tessera Technologies, Inc.	80,059	2,774,845
Ultra Clean Holdings, Inc. *	43,300	328,214
Ultratech, Inc. *	47,700	759,384
Veeco Instruments, Inc. *	57,339	1,483,933
Xcerra Corp. *	84,400	530,454
		81,078,739
Software & Services 9.4%
6D Global Technologies, Inc. *(c)	24,294	109,323
A10 Networks, Inc. *	45,219	294,376
ACI Worldwide, Inc. *	166,052	3,930,451
Actua Corp. *	57,600	848,448
Acxiom Corp. *	117,600	2,106,216
Amber Road, Inc. *	13,100	77,290
American Software, Inc., Class A	45,000	414,900
Angie's List, Inc. *(c)	60,200	301,000
Apigee Corp. *(c)	7,000	56,350
Aspen Technology, Inc. *	123,199	5,467,572
AVG Technologies N.V. *	58,258	1,674,335
Bankrate, Inc. *	98,300	896,496
Barracuda Networks, Inc. *	11,600	318,304
Bazaarvoice, Inc. *	68,500	386,340
Benefitfocus, Inc. *(c)	10,590	394,372
Blackbaud, Inc.	68,569	4,193,680
Blackhawk Network Holdings, Inc. *	80,202	3,683,678
Blucora, Inc. *	63,100	894,127
Bottomline Technologies de, Inc. *	56,700	1,556,982
Box, Inc., Class A *(c)	20,500	334,765
Brightcove, Inc. *	49,900	272,953
BroadSoft, Inc. *	42,200	1,473,624
CACI International, Inc., Class A *	35,158	2,887,526
    15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Callidus Software, Inc. *	86,000	1,427,600
Carbonite, Inc. *	26,000	310,440
Cardtronics, Inc. *	69,100	2,561,537
Care.com, Inc. *(c)	9,800	58,800
Cass Information Systems, Inc.	17,640	927,864
ChannelAdvisor Corp. *	30,400	306,736
Ciber, Inc. *	120,800	399,848
Cimpress N.V. *	47,200	3,045,816
Code Rebel Corp. *(c)	2,500	17,350
CommVault Systems, Inc. *	64,547	2,418,576
comScore, Inc. *	50,800	2,971,800
Comverse, Inc. *	32,070	650,059
Constant Contact, Inc. *	46,785	1,208,924
Convergys Corp.	148,900	3,738,879
Cornerstone OnDemand, Inc. *	82,700	2,982,162
Coupons.com, Inc. *(c)	85,832	835,145
CSG Systems International, Inc.	51,100	1,589,210
Cvent, Inc. *	31,500	847,980
Cyan, Inc. *	39,400	224,580
Datalink Corp. *	27,300	185,094
Dealertrack Technologies, Inc. *	81,064	5,031,642
Demandware, Inc. *	50,610	3,824,092
DHI Group, Inc. *	53,000	422,410
Digimarc Corp. *	10,300	409,322
Digital Turbine, Inc. *(c)	65,944	160,244
EarthLink Holdings Corp.	147,381	1,081,776
Ebix, Inc. (c)	38,300	1,186,917
Ellie Mae, Inc. *	41,700	3,271,365
Endurance International Group Holdings, Inc. *(c)	82,802	1,673,428
EnerNOC, Inc. *	42,000	345,660
Envestnet, Inc. *	50,000	2,264,500
EPAM Systems, Inc. *	70,783	5,245,728
Epiq Systems, Inc.	48,100	796,055
ePlus, Inc. *	9,200	707,572
Euronet Worldwide, Inc. *	74,582	5,108,867
EVERTEC, Inc.	96,400	1,814,248
Everyday Health, Inc. *	26,939	319,766
ExlService Holdings, Inc. *	46,692	1,810,249
Fair Isaac Corp.	44,341	4,021,285
Five9, Inc. *	15,000	70,650
Fleetmatics Group plc *	54,800	2,623,276
Forrester Research, Inc.	16,017	501,012
Gigamon, Inc. *	39,600	1,064,448
Global Cash Access Holdings, Inc. *	103,300	521,665
Globant S.A. *(c)	21,151	672,602
Glu Mobile, Inc. *	170,358	999,150
Gogo, Inc. *(c)	82,000	1,494,860
GrubHub, Inc. *	106,576	3,379,525
GTT Communications, Inc. *	32,943	765,266
Guidance Software, Inc. *	31,700	319,219
Guidewire Software, Inc. *	103,927	6,136,889
Heartland Payment Systems, Inc.	53,800	3,351,740
Hortonworks, Inc. *	12,500	303,250
HubSpot, Inc. *	29,889	1,612,511
Imperva, Inc. *	39,742	2,611,049
Infoblox, Inc. *	86,300	2,028,050
Interactive Intelligence Group, Inc. *	23,473	973,191
Internap Corp. *	96,000	884,160
Intralinks Holdings, Inc. *	61,600	699,776
j2 Global, Inc.	71,228	5,014,451
Jive Software, Inc. *	82,300	388,456
Security	Number of Shares	Value ($)
Limelight Networks, Inc. *	90,900	342,693
Lionbridge Technologies, Inc. *	99,900	587,412
Liquidity Services, Inc. *	35,400	317,892
LivePerson, Inc. *	78,700	756,307
LogMeIn, Inc. *	35,600	2,619,448
Luxoft Holding, Inc. *	26,670	1,673,809
Manhattan Associates, Inc. *	106,688	6,915,516
ManTech International Corp., Class A	34,500	1,028,445
Marchex, Inc., Class B	48,200	221,720
Marin Software, Inc. *	38,600	215,774
Marketo, Inc. *	48,089	1,462,386
MAXIMUS, Inc.	96,117	6,556,141
MaxPoint Interactive, Inc. *	7,439	65,984
Mentor Graphics Corp.	149,167	3,891,767
MicroStrategy, Inc., Class A *	13,462	2,744,229
Millennial Media, Inc. *	110,600	190,232
MobileIron, Inc. *(c)	48,436	277,054
Model N, Inc. *	28,300	321,488
ModusLink Global Solutions, Inc. *	58,700	190,775
MoneyGram International, Inc. *	42,800	436,560
Monotype Imaging Holdings, Inc.	58,600	1,460,898
Monster Worldwide, Inc. *	133,500	941,175
NetScout Systems, Inc. *	138,200	5,511,416
NeuStar, Inc., Class A *(c)	83,179	2,567,736
New Relic, Inc. *	10,300	358,440
NIC, Inc.	96,800	1,746,272
OPOWER, Inc. *	34,311	344,826
Park City Group, Inc. *(c)	14,000	183,540
Paycom Software, Inc. *	44,407	1,421,024
Paylocity Holding Corp. *	21,145	759,528
Pegasystems, Inc.	53,200	1,441,188
Perficient, Inc. *	49,897	809,828
PFSweb, Inc. *	10,023	126,490
Progress Software Corp. *	74,620	2,214,722
Proofpoint, Inc. *	59,700	3,862,590
PROS Holdings, Inc. *	34,000	743,580
Q2 Holdings, Inc. *	25,893	704,031
QAD, Inc., Class A	14,100	376,329
Qlik Technologies, Inc. *	137,121	5,547,916
Qualys, Inc. *	35,526	1,313,041
QuinStreet, Inc. *	44,900	261,318
RealNetworks, Inc. *	52,657	246,435
RealPage, Inc. *	76,600	1,470,720
Reis, Inc.	11,900	291,074
RetailMeNot, Inc. *	53,000	802,950
Rocket Fuel, Inc. *	26,900	204,978
Rovi Corp. *	123,836	1,360,958
Sapiens International Corp. N.V. (c)	43,366	465,317
Science Applications International Corp.	67,484	3,622,541
SciQuest, Inc. *	48,200	573,098
Seachange International, Inc. *	46,700	321,763
ServiceSource International, Inc. *	105,500	559,150
Shutterstock, Inc. *(c)	26,860	1,435,130
Silver Spring Networks, Inc. *	51,400	575,680
SPS Commerce, Inc. *	25,500	1,839,825
Stamps.com, Inc. *	21,700	1,488,620
Sykes Enterprises, Inc. *	60,293	1,469,943
Synchronoss Technologies, Inc. *	58,562	2,799,264
Syntel, Inc. *	45,800	2,001,002
16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Take-Two Interactive Software, Inc. *	125,312	3,957,353
Tangoe, Inc. *	56,800	625,936
TechTarget, Inc. *	31,700	274,522
TeleCommunication Systems, Inc., Class A *	67,800	248,826
Telenav, Inc. *	40,000	280,000
TeleTech Holdings, Inc.	27,200	737,936
Textura, Corp. *	27,400	794,600
The Hackett Group, Inc.	40,800	522,240
The Rubicon Project, Inc. *	33,761	588,454
TiVo, Inc. *	150,203	1,496,022
Travelzoo, Inc. *	9,800	87,612
TrueCar, Inc. *(c)	68,759	448,309
TubeMogul, Inc. *	18,888	266,887
Tyler Technologies, Inc. *	49,952	6,970,302
Unisys Corp. *	77,550	1,230,718
United Online, Inc. *	18,164	252,480
Varonis Systems, Inc. *	7,900	164,241
VASCO Data Security International, Inc. *(c)	45,900	935,901
Verint Systems, Inc. *	88,060	5,126,853
VirnetX Holding Corp. *(c)	65,700	304,191
Virtusa Corp. *	42,600	2,042,244
Web.com Group, Inc. *	59,100	1,470,999
WebMD Health Corp. *	58,570	2,552,481
Wix.com Ltd. *	26,100	730,800
Workiva, Inc. *	14,300	208,637
XO Group, Inc. *	39,800	590,234
Xoom Corp. *	45,400	1,128,190
Yodlee, Inc. *	25,168	316,110
Zendesk, Inc. *	73,694	1,520,307
Zix Corp. *	88,900	433,832
		256,539,015
Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	82,800	1,366,200
Aerohive Networks, Inc. *(c)	31,800	246,450
Agilysys, Inc. *	24,000	203,280
Alliance Fiber Optic Products, Inc.	16,400	329,148
Anixter International, Inc. *	42,024	2,782,409
Applied Optoelectronics, Inc. *	21,700	422,065
Avid Technology, Inc. *	44,342	543,633
AVX Corp.	63,154	850,684
Badger Meter, Inc.	21,940	1,290,511
Bel Fuse, Inc., Class B	14,100	311,328
Belden, Inc.	60,908	3,607,581
Benchmark Electronics, Inc. *	81,294	1,793,346
Black Box Corp.	24,092	377,281
CalAmp Corp. *	53,500	915,385
Calix, Inc. *	58,800	495,684
Checkpoint Systems, Inc.	61,644	538,768
Ciena Corp. *	166,220	4,230,299
Clearfield, Inc. *(c)	16,700	328,656
Coherent, Inc. *	34,489	1,998,637
Comtech Telecommunications Corp.	25,300	728,893
Control4 Corp. *(c)	16,800	139,440
Cray, Inc. *	59,800	1,551,212
CTS Corp.	52,200	980,838
Daktronics, Inc.	59,300	677,799
Security	Number of Shares	Value ($)
Diebold, Inc.	92,533	3,150,749
Digi International, Inc. *	33,900	343,068
Dot Hill Systems Corp. *	88,000	556,160
DTS, Inc. *	24,942	710,598
Eastman Kodak Co. *	25,900	353,017
Electro Rent Corp.	25,200	253,260
Electronics for Imaging, Inc. *	66,288	3,029,362
EMCORE Corp. *	34,290	212,255
Extreme Networks, Inc. *	135,200	313,664
Fabrinet *	51,500	955,840
FARO Technologies, Inc. *	25,200	1,106,028
FEI Co.	59,214	5,090,627
Finisar Corp. *	157,500	2,742,075
GSI Group, Inc. *	48,200	682,994
Harmonic, Inc. *	133,500	802,335
II-VI, Inc. *	76,900	1,307,300
Imation Corp. *	38,856	159,310
Immersion Corp. *	46,379	636,320
Infinera Corp. *	188,004	4,500,816
Insight Enterprises, Inc. *	60,100	1,622,099
InterDigital, Inc.	54,600	2,952,222
InvenSense, Inc. *(c)	113,500	1,486,850
Itron, Inc. *	53,869	1,736,198
Ixia *	90,364	1,192,805
Kimball Electronics, Inc. *	38,700	518,967
Knowles Corp. *(c)	127,197	2,423,103
KVH Industries, Inc. *	30,800	378,224
Littelfuse, Inc.	33,200	3,054,400
Mercury Systems, Inc. *	54,201	763,692
Mesa Laboratories, Inc.	3,600	372,744
Methode Electronics, Inc.	56,300	1,510,529
MTS Systems Corp.	21,775	1,406,883
Multi-Fineline Electronix, Inc. *	12,100	216,106
NETGEAR, Inc. *	54,000	1,808,460
Newport Corp. *	57,700	913,968
Nimble Storage, Inc. *(c)	71,477	1,974,195
Novatel Wireless, Inc. *	52,496	129,665
Oclaro, Inc. *(c)	137,300	315,790
OSI Systems, Inc. *	29,900	2,098,382
Park Electrochemical Corp.	32,946	581,826
PC Connection, Inc.	17,700	392,763
Plantronics, Inc.	55,830	3,242,606
Plexus Corp. *	52,362	1,997,087
Polycom, Inc. *	202,700	2,306,726
QLogic Corp. *	127,468	1,130,641
Quantum Corp. *	324,083	343,528
RealD, Inc. *	60,400	758,020
Rofin-Sinar Technologies, Inc. *	40,036	998,498
Rogers Corp. *	27,867	1,559,716
Ruckus Wireless, Inc. *	108,800	1,341,504
Sanmina Corp. *	120,600	2,661,642
ScanSource, Inc. *	44,805	1,694,973
ShoreTel, Inc. *	105,257	746,272
Silicon Graphics International Corp. *	53,400	272,874
Sonus Networks, Inc. *	72,111	581,936
Stratasys Ltd. *(c)	72,806	2,237,328
Super Micro Computer, Inc. *	55,826	1,488,879
SYNNEX Corp.	41,800	3,161,334
Tech Data Corp. *	52,467	3,060,400
TTM Technologies, Inc. *	91,192	832,583
Ubiquiti Networks, Inc. (c)	44,472	1,432,888
    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Universal Display Corp. *	57,952	2,764,890
ViaSat, Inc. *	63,319	3,925,778
Violin Memory, Inc. *(c)	117,600	277,536
Vishay Intertechnology, Inc.	191,528	2,198,741
Vishay Precision Group, Inc. *	16,500	230,340
		122,711,896
Telecommunication Services 0.8%
8x8, Inc. *	127,000	1,106,170
Atlantic Tele-Network, Inc.	15,200	1,075,248
Boingo Wireless, Inc. *	37,100	360,983
Cincinnati Bell, Inc. *	303,745	1,187,643
Cogent Communications Holdings, Inc.	71,600	2,276,164
Consolidated Communications Holdings, Inc.	76,274	1,520,141
FairPoint Communications, Inc. *	28,900	480,318
General Communication, Inc., Class A *	50,300	925,520
Globalstar, Inc. *(c)	676,989	1,401,367
Hawaiian Telcom Holdco, Inc. *	16,213	403,704
IDT Corp., Class B	31,300	532,726
inContact, Inc. *	101,000	937,280
Inteliquent, Inc.	54,500	991,900
Intelsat S.A. *	40,100	381,351
Iridium Communications, Inc. *	116,700	865,914
Lumos Networks Corp.	25,400	354,584
NTELOS Holdings Corp. *	26,050	166,459
ORBCOMM, Inc. *	82,700	509,432
Pacific DataVision, Inc. *(c)	17,805	520,618
Premiere Global Services, Inc. *	70,000	755,300
RingCentral, Inc., Class A *	71,968	1,417,770
Shenandoah Telecommunications Co.	34,800	1,196,424
Spok Holdings, Inc.	36,600	612,318
Straight Path Communications, Inc., Class B *(c)	12,615	297,336
Vonage Holdings Corp. *	260,200	1,662,678
Windstream Holdings, Inc. (c)	141,164	684,645
		22,623,993
Transportation 1.8%
Air Transport Services Group, Inc. *	72,100	746,235
Allegiant Travel Co.	19,681	4,186,739
ArcBest Corp.	40,572	1,340,905
Atlas Air Worldwide Holdings, Inc. *	37,400	1,838,210
Celadon Group, Inc.	39,100	848,470
Con-way, Inc.	82,326	3,193,426
Covenant Transport Group, Inc., Class A *	15,994	377,618
Eagle Bulk Shipping, Inc. *	29,680	256,435
Echo Global Logistics, Inc. *	45,275	1,462,382
Forward Air Corp.	45,682	2,217,861
Golden Ocean Group Ltd. (c)	112,200	436,458
Hawaiian Holdings, Inc. *	66,000	1,433,520
Heartland Express, Inc.	79,800	1,702,134
Hub Group, Inc., Class A *	50,998	2,148,546
Knight Transportation, Inc.	88,400	2,390,336
Marten Transport Ltd.	42,465	823,396
Matson, Inc.	64,831	2,685,300
Security	Number of Shares	Value ($)
Navios Maritime Holdings, Inc.	116,400	430,680
P.A.M. Transportation Services, Inc. *	4,000	210,400
Park-Ohio Holdings Corp.	13,600	610,776
Quality Distribution, Inc. *	40,200	639,582
Radiant Logistics, Inc. *	36,754	233,388
Republic Airways Holdings, Inc. *	74,100	373,464
Roadrunner Transportation Systems, Inc. *	40,900	1,070,762
Safe Bulkers, Inc.	57,100	196,424
Saia, Inc. *	37,900	1,645,618
Scorpio Bulkers, Inc. *	387,400	701,194
SkyWest, Inc.	73,612	1,219,015
Swift Transportation Co. *	130,000	3,096,600
Ultrapetrol Bahamas Ltd. *	33,800	26,519
Universal Truckload Services, Inc.	11,747	248,214
USA Truck, Inc. *	9,200	179,952
UTi Worldwide, Inc. *	137,300	1,153,320
Virgin America, Inc. *(c)	34,588	1,153,164
Werner Enterprises, Inc.	70,449	1,989,480
Wesco Aircraft Holdings, Inc. *	88,900	1,279,271
XPO Logistics, Inc. *	101,602	4,404,447
YRC Worldwide, Inc. *	47,200	910,960
		49,861,201
Utilities 3.4%
Abengoa Yield plc	67,884	1,722,896
ALLETE, Inc.	69,499	3,356,107
American States Water Co.	55,800	2,151,090
Artesian Resources Corp., Class A	10,500	226,485
Atlantic Power Corp. (c)	217,000	540,330
Avista Corp.	90,630	2,992,602
Black Hills Corp.	65,398	2,724,481
California Water Service Group	71,574	1,540,988
Chesapeake Utilities Corp.	20,700	1,064,394
Cleco Corp.	87,900	4,784,397
Connecticut Water Service, Inc.	15,000	510,600
Consolidated Water Co., Ltd.	15,876	192,100
Dynegy, Inc. *	183,800	4,787,990
El Paso Electric Co.	60,303	2,196,838
Genie Energy Ltd., Class B *	16,911	175,029
IDACORP, Inc.	76,043	4,723,031
MGE Energy, Inc.	50,940	2,021,299
Middlesex Water Co.	25,485	579,529
New Jersey Resources Corp.	126,700	3,661,630
Northwest Natural Gas Co.	39,895	1,727,054
NorthWestern Corp.	70,069	3,772,515
NRG Yield, Inc., Class A (c)	48,533	956,585
NRG Yield, Inc., Class C	91,524	1,765,498
ONE Gas, Inc.	76,300	3,435,789
Ormat Technologies, Inc.	51,273	2,085,786
Otter Tail Corp.	54,253	1,406,238
Pattern Energy Group, Inc.	74,600	1,822,478
Piedmont Natural Gas Co., Inc.	117,906	4,481,607
PNM Resources, Inc.	118,200	3,118,116
Portland General Electric Co.	111,408	4,011,802
SJW Corp.	24,600	734,310
South Jersey Industries, Inc.	101,320	2,455,997
Southwest Gas Corp.	68,596	3,864,699
Spark Energy, Inc., Class A (c)	6,900	109,503
Talen Energy Corp. *	118,347	1,861,598
18

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Empire District Electric Co.	62,100	1,428,921
The Laclede Group, Inc.	61,471	3,326,196
The York Water Co.	26,600	567,644
UIL Holdings Corp.	84,010	4,027,439
Unitil Corp.	22,100	785,655
Vivint Solar, Inc. *(c)	27,000	412,020
WGL Holdings, Inc.	71,533	3,998,695
		92,107,961
Total Common Stock
(Cost $1,942,751,665)		2,717,727,444

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(a)(b)	11,000	107,470
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(b)	84,700	213,444
Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—
Total Warrants
(Cost $—)		—

Other Investment Company 4.8% of net assets
Securities Lending Collateral 4.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	131,748,398	131,748,398
Total Other Investment Company
(Cost $131,748,398)		131,748,398
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
Wells Fargo
0.03%, 08/03/15	14,263,273	14,263,273
Total Short-Term Investment
(Cost $14,263,273)		14,263,273

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,091,750,853 and the unrealized appreciation and depreciation were $960,395,248 and ($188,086,072), respectively, with a net unrealized appreciation of $772,309,176.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $127,919,674.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/18/15	125	15,440,000	(68,540)
    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,717,727,444	$—	$—	$2,717,727,444
Rights [1]	—	—	320,914	320,914
Warrants [1]	—	—	—	—
Other Investment Company[1]	131,748,398	—	—	131,748,398
Short-Term Investment[1]	—	14,263,273	—	14,263,273
Total	$2,849,475,842	$14,263,273	$320,914	$2,864,060,029
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($68,540)	$—	$—	($68,540)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Rights	$320,914	$—	$—	$—	$—	$—	$—	$320,914
Total	$320,914	$—	$—	$—	$—	$—	$—	$320,914
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
20

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,799,103,709	4,519,581,813
0.0%	Rights	32,983	32,760
0.0%	Warrants	—	—
0.6%	Other Investment Company	28,598,044	28,598,044
0.8%	Short-Term Investment	38,551,408	38,551,408
100.4%	Total Investments	2,866,286,144	4,586,764,025
(0.4%)	Other Assets and Liabilities, Net		(20,185,237)
100.0%	Net Assets		4,566,578,788

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	13,400	267,732
Autoliv, Inc. (c)	20,500	2,156,600
BorgWarner, Inc.	44,800	2,227,008
Cooper Tire & Rubber Co.	8,900	293,077
Cooper-Standard Holding, Inc. *	2,500	160,750
Dana Holding Corp.	35,200	653,312
Delphi Automotive plc	55,685	4,347,885
Dorman Products, Inc. *	5,000	263,900
Drew Industries, Inc.	5,400	316,764
Federal-Mogul Holdings Corp. *	22,200	248,640
Ford Motor Co.	775,940	11,507,190
General Motors Co.	258,785	8,154,315
Gentex Corp.	59,600	958,368
Gentherm, Inc. *	5,307	267,101
Harley-Davidson, Inc.	45,993	2,681,392
Horizon Global Corp. *	3,717	46,537
Johnson Controls, Inc.	123,800	5,640,328
Lear Corp.	14,000	1,456,980
Modine Manufacturing Co. *	12,100	122,573
Remy International, Inc.	2,946	87,202
Standard Motor Products, Inc.	7,500	274,275
Stoneridge, Inc. *	13,100	159,427
Strattec Security Corp.	1,500	105,435
Tenneco, Inc. *	10,080	502,085
Tesla Motors, Inc. *	19,170	5,102,095
The Goodyear Tire & Rubber Co.	60,637	1,826,993
Thor Industries, Inc.	7,500	419,100
Tower International, Inc. *	5,564	145,387
Security	Number of Shares	Value ($)
Visteon Corp. *	8,000	796,240
Winnebago Industries, Inc.	7,400	165,242
		51,353,933
Banks 6.3%
1st Source Corp.	5,528	187,897
Ameris Bancorp	6,348	171,459
Arrow Financial Corp.	3,457	95,206
Associated Banc-Corp.	25,000	492,750
Astoria Financial Corp.	19,300	291,816
BancFirst Corp.	2,300	146,303
BancorpSouth, Inc.	16,112	407,150
Bank Mutual Corp.	18,268	132,808
Bank of America Corp.	2,055,501	36,752,358
Bank of Hawaii Corp.	10,000	674,700
Bank of the Ozarks, Inc.	11,200	494,144
BankUnited, Inc.	19,696	719,298
Banner Corp.	5,571	265,514
BB&T Corp.	149,358	6,014,647
BBCN Bancorp, Inc.	19,100	293,185
Beneficial Bancorp, Inc. *	9,899	127,301
Berkshire Hills Bancorp, Inc.	8,000	232,800
BNC Bancorp	11,012	247,990
BofI Holding, Inc. *	2,100	257,985
BOK Financial Corp.	3,740	248,560
Boston Private Financial Holdings, Inc.	20,729	260,771
Brookline Bancorp, Inc.	11,705	131,915
Bryn Mawr Bank Corp.	3,400	98,056
Camden National Corp.	2,500	100,650
Capital Bank Financial Corp., Class A *	10,300	308,691
Capital City Bank Group, Inc.	6,875	106,150
Capitol Federal Financial, Inc.	21,963	263,995
Cardinal Financial Corp.	3,700	86,432
Cathay General Bancorp	16,006	513,953
CenterState Banks, Inc.	17,590	245,205
Central Pacific Financial Corp.	10,269	239,165
Century Bancorp, Inc., Class A	800	33,320
Chemical Financial Corp.	8,683	286,105
CIT Group, Inc.	38,200	1,796,928
Citigroup, Inc.	593,989	34,724,597
Citizens Financial Group, Inc.	54,900	1,431,243
City Holding Co.	4,800	231,456
City National Corp.	10,300	926,073
Columbia Banking System, Inc.	9,951	326,293
Comerica, Inc.	39,159	1,857,311
Commerce Bancshares, Inc.	13,579	639,435
Community Bank System, Inc.	10,700	409,061
Community Trust Bancorp, Inc.	2,735	95,752
Cullen/Frost Bankers, Inc.	9,100	659,295
CVB Financial Corp.	19,411	343,769
Dime Community Bancshares, Inc.	6,875	116,875
Eagle Bancorp, Inc. *	5,760	255,744
East West Bancorp, Inc.	29,100	1,302,516
    1

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essent Group Ltd. *	14,900	436,123
EverBank Financial Corp.	15,400	307,076
F.N.B. Corp.	31,061	428,331
Fifth Third Bancorp	166,314	3,504,236
First BanCorp (Puerto Rico) *	56,579	243,855
First Busey Corp.	20,200	128,674
First Citizens BancShares, Inc., Class A	1,900	487,046
First Commonwealth Financial Corp.	24,904	229,117
First Financial Bancorp	10,339	196,544
First Financial Bankshares, Inc. (c)	8,200	278,636
First Financial Corp.	2,600	86,268
First Horizon National Corp.	45,216	716,674
First Interstate BancSystem, Inc., Class A	8,900	246,797
First Merchants Corp.	9,041	235,337
First Midwest Bancorp, Inc.	15,825	297,035
First Niagara Financial Group, Inc.	58,465	567,695
First Republic Bank	28,724	1,832,304
First United Corp. *	2,200	18,524
FirstMerit Corp.	27,289	511,396
Flagstar Bancorp, Inc. *	8,060	163,618
Flushing Financial Corp.	6,800	141,168
Fulton Financial Corp.	28,262	366,276
Glacier Bancorp, Inc.	10,497	294,966
Great Southern Bancorp, Inc.	3,400	141,100
Hancock Holding Co.	12,344	360,692
Hanmi Financial Corp.	7,000	177,170
Heartland Financial USA, Inc.	2,500	94,200
Heritage Financial Corp.	6,135	108,590
Hilltop Holdings, Inc. *	14,975	315,224
Home BancShares, Inc.	11,500	457,930
Hudson City Bancorp, Inc.	106,731	1,100,397
Huntington Bancshares, Inc.	177,099	2,066,745
IBERIABANK Corp.	6,075	392,141
Independent Bank Corp., Massachusetts	5,700	275,652
Independent Bank Corp., Michigan	431	6,146
International Bancshares Corp.	13,484	363,124
Investors Bancorp, Inc.	58,997	718,583
JPMorgan Chase & Co.	724,963	49,681,714
Kearny Financial Corp. *	12,423	138,516
KeyCorp	192,190	2,852,100
Lakeland Financial Corp.	3,700	157,398
LegacyTexas Financial Group, Inc.	8,700	264,393
LendingTree, Inc. *	4,444	368,496
M&T Bank Corp.	26,666	3,497,246
MainSource Financial Group, Inc.	5,535	121,161
MB Financial, Inc.	13,857	472,524
Merchants Bancshares, Inc.	3,650	115,340
MGIC Investment Corp. *	62,600	692,982
MutualFirst Financial, Inc.	2,000	47,240
National Bank Holdings Corp., Class A	12,800	276,992
National Penn Bancshares, Inc.	32,675	350,276
Nationstar Mortgage Holdings, Inc. *(c)	10,200	189,210
NBT Bancorp, Inc.	11,500	310,845
New York Community Bancorp, Inc.	94,285	1,794,244
Northfield Bancorp, Inc.	15,765	237,421
Northrim BanCorp, Inc.	4,281	108,266
Northwest Bancshares, Inc.	19,350	245,551
Security	Number of Shares	Value ($)
OceanFirst Financial Corp.	7,150	125,340
Ocwen Financial Corp. *(c)	18,620	156,967
OFG Bancorp	8,163	65,794
Old National Bancorp	16,800	241,752
Oritani Financial Corp.	6,000	94,260
PacWest Bancorp	19,833	918,070
Park National Corp.	4,845	424,422
People's United Financial, Inc.	79,087	1,286,745
Peoples Financial Corp. *	3,000	28,770
Pinnacle Financial Partners, Inc.	6,475	343,758
Popular, Inc. *	19,720	603,826
Premier Financial Bancorp, Inc.	2,645	39,966
PrivateBancorp, Inc.	13,000	537,420
Prosperity Bancshares, Inc.	11,300	616,867
Provident Financial Holdings, Inc.	4,350	69,992
Provident Financial Services, Inc.	14,017	275,014
Radian Group, Inc.	34,300	633,178
Regions Financial Corp.	273,873	2,845,540
Renasant Corp.	8,910	286,456
Republic Bancorp, Inc., Class A	6,521	164,003
S&T Bancorp, Inc.	4,400	136,048
Sandy Spring Bancorp, Inc.	5,900	161,306
Seacoast Banking Corp of Florida *	3,936	58,843
Shore Bancshares, Inc. *	1,250	11,788
Signature Bank *	11,500	1,674,285
Simmons First National Corp., Class A	4,000	181,800
South State Corp.	5,584	433,988
Southside Bancshares, Inc.	4,978	135,999
Southwest Bancorp, Inc.	7,800	136,734
State Bank Financial Corp.	6,200	125,550
Sterling Bancorp	19,185	285,665
Stock Yards Bancorp, Inc.	3,670	135,276
Suffolk Bancorp	4,600	132,572
Sun Bancorp, Inc. *	3,863	80,698
SunTrust Banks, Inc.	106,857	4,738,039
Susquehanna Bancshares, Inc.	27,568	391,466
SVB Financial Group *	11,800	1,688,580
Synovus Financial Corp.	22,042	694,764
TCF Financial Corp.	32,100	528,366
Texas Capital Bancshares, Inc. *	7,800	459,732
TFS Financial Corp.	19,500	328,770
The First of Long Island Corp.	6,000	163,440
The PNC Financial Services Group, Inc.	102,842	10,097,028
Timberland Bancorp, Inc.	2,000	21,380
Tompkins Financial Corp.	4,024	217,497
Towne Bank	3,800	67,070
TriCo Bancshares	5,682	140,857
TrustCo Bank Corp.	20,657	128,693
Trustmark Corp.	14,762	354,878
U.S. Bancorp	350,537	15,847,778
UMB Financial Corp.	7,774	426,171
Umpqua Holdings Corp.	51,951	921,611
Union Bankshares Corp.	12,893	318,199
United Bankshares, Inc.	12,300	498,519
United Community Banks, Inc.	11,678	243,720
United Financial Bancorp, Inc.	14,699	198,290
Valley National Bancorp	77,242	766,241
Walker & Dunlop, Inc. *	9,700	232,315
Washington Federal, Inc.	14,942	347,850
Washington Trust Bancorp, Inc.	3,600	143,172
2

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Webster Financial Corp.	15,963	617,130
Wells Fargo & Co.	918,413	53,148,560
WesBanco, Inc.	7,756	257,654
Westamerica Bancorp	5,200	254,696
Western Alliance Bancorp *	16,600	561,578
Wilshire Bancorp, Inc.	9,900	115,038
Wintrust Financial Corp.	8,900	479,888
WSFS Financial Corp.	6,000	172,260
Zions Bancorp	35,725	1,114,263
		286,396,117
Capital Goods 7.3%
3M Co.	122,357	18,517,508
A.O. Smith Corp.	17,500	1,256,850
AAON, Inc.	10,279	228,091
AAR Corp.	8,400	226,380
Actuant Corp., Class A	10,280	237,057
Acuity Brands, Inc.	7,500	1,508,925
AECOM *	31,725	978,082
Aegion Corp. *	4,300	85,011
Aerojet Rocketdyne Holdings, Inc. *	11,600	271,556
Aerovironment, Inc. *	4,200	109,452
AGCO Corp.	15,462	850,565
Air Lease Corp.	17,400	615,090
Aircastle Ltd.	14,100	339,387
Alamo Group, Inc.	2,500	131,350
Albany International Corp., Class A	6,718	250,044
Allegion plc	17,433	1,102,114
Allison Transmission Holdings, Inc.	28,555	833,235
Altra Industrial Motion Corp.	4,300	109,220
American Railcar Industries, Inc. (c)	4,500	179,775
American Science & Engineering, Inc.	2,000	89,380
American Superconductor Corp. *	520	2,600
American Woodmark Corp. *	4,000	263,040
AMETEK, Inc.	50,659	2,687,460
Apogee Enterprises, Inc.	6,600	364,188
Applied Industrial Technologies, Inc.	6,525	252,061
Armstrong World Industries, Inc. *	8,495	496,957
Astec Industries, Inc.	5,700	224,067
Astronics Corp. *	2,550	158,100
AZZ, Inc.	5,700	294,975
B/E Aerospace, Inc.	22,900	1,115,459
Babcock & Wilcox Enterprises, Inc. *	8,700	171,564
Barnes Group, Inc.	11,200	436,016
Beacon Roofing Supply, Inc. *	6,600	231,000
Blount International, Inc. *	15,900	132,924
Breeze-Eastern Corp. *	500	6,150
Briggs & Stratton Corp.	11,400	210,672
Builders FirstSource, Inc. *	17,100	257,184
BWX Technologies, Inc.	17,400	427,344
Carlisle Cos., Inc.	15,000	1,518,900
Caterpillar, Inc.	118,269	9,299,491
Chart Industries, Inc. *	4,400	120,120
Chicago Bridge & Iron Co., N.V.	17,800	945,892
CIRCOR International, Inc.	3,750	179,362
CLARCOR, Inc.	14,800	890,516
Colfax Corp. *	16,400	625,496
Columbus McKinnon Corp.	4,300	100,878
Comfort Systems USA, Inc.	7,700	212,828
Crane Co.	8,000	425,600
Security	Number of Shares	Value ($)
Cubic Corp.	4,500	199,665
Cummins, Inc.	32,400	4,196,772
Curtiss-Wright Corp.	9,100	613,067
Danaher Corp.	118,374	10,838,323
Deere & Co.	68,454	6,473,695
DigitalGlobe, Inc. *	12,322	260,980
Donaldson Co., Inc.	22,100	742,560
Dover Corp.	29,661	1,900,380
Ducommun, Inc. *	3,200	76,640
DXP Enterprises, Inc. *	1,700	62,390
Dycom Industries, Inc. *	5,300	350,118
Dynamic Materials Corp.	6,800	76,704
Eaton Corp. plc	93,777	5,681,011
EMCOR Group, Inc.	12,700	607,441
Emerson Electric Co.	135,608	7,017,714
Encore Wire Corp.	4,600	157,918
EnerSys	7,500	468,375
Engility Holdings, Inc.	4,116	90,182
EnPro Industries, Inc.	4,900	248,332
ESCO Technologies, Inc.	3,900	148,473
Esterline Technologies Corp. *	5,900	523,094
Fastenal Co.	56,432	2,362,244
Federal Signal Corp.	12,800	191,488
Flowserve Corp.	27,700	1,301,623
Fluor Corp.	28,519	1,333,263
Fortune Brands Home & Security, Inc.	35,900	1,714,225
Franklin Electric Co., Inc.	9,700	279,942
FreightCar America, Inc.	2,500	48,150
FuelCell Energy, Inc. *(c)	29,400	24,749
Furmanite Corp. *	7,200	46,944
GATX Corp.	8,900	472,056
Generac Holdings, Inc. *	12,500	438,375
General Cable Corp.	6,700	109,344
General Dynamics Corp.	59,500	8,872,045
General Electric Co.	1,970,012	51,417,313
Gibraltar Industries, Inc. *	6,300	120,582
Graco, Inc.	10,812	772,950
GrafTech International Ltd. *	16,600	83,498
Granite Construction, Inc.	8,150	277,263
Great Lakes Dredge & Dock Corp. *	11,600	58,812
Griffon Corp.	15,100	260,324
H&E Equipment Services, Inc.	6,800	121,992
Hardinge, Inc.	4,800	40,800
Harsco Corp.	11,300	155,262
HD Supply Holdings, Inc. *	34,600	1,238,680
HEICO Corp.	15,175	832,045
Hexcel Corp.	16,400	850,996
Hillenbrand, Inc.	17,800	504,808
Honeywell International, Inc.	152,480	16,018,024
Hubbell, Inc., Class B	11,300	1,179,833
Huntington Ingalls Industries, Inc.	10,672	1,253,000
Hyster-Yale Materials Handling, Inc.	2,300	155,641
IDEX Corp.	19,025	1,446,471
Illinois Tool Works, Inc.	69,000	6,173,430
Ingersoll-Rand plc	51,700	3,174,380
Integrated Electrical Services, Inc. *	5,105	34,255
ITT Corp.	15,000	570,000
Jacobs Engineering Group, Inc. *	21,700	914,004
John Bean Technologies Corp.	4,983	181,630
Joy Global, Inc.	17,550	463,495
Kadant, Inc.	3,001	136,816
    3

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kaman Corp.	5,700	224,979
KBR, Inc.	24,000	419,280
Kennametal, Inc.	14,700	465,843
KLX, Inc. *	9,000	353,520
Kratos Defense & Security Solutions, Inc. *	10,180	55,583
L-3 Communications Holdings, Inc.	16,200	1,870,452
L.B. Foster Co., Class A	1,400	41,090
Lawson Products, Inc. *	5,500	150,480
Layne Christensen Co. *	4,500	37,350
Lennox International, Inc.	7,471	882,101
Lincoln Electric Holdings, Inc.	13,600	823,480
Lindsay Corp. (c)	3,100	259,997
Lockheed Martin Corp.	52,035	10,776,448
Lydall, Inc. *	5,500	163,405
Magnetek, Inc. *	1,650	81,989
Masco Corp.	69,200	1,826,188
Masonite International Corp. *	4,000	276,280
MasTec, Inc. *	15,750	290,272
Meritor, Inc. *	22,600	318,208
Moog, Inc., Class A *	7,587	507,267
MRC Global, Inc. *	15,600	200,460
MSC Industrial Direct Co., Inc., Class A	8,000	570,080
Mueller Industries, Inc.	11,800	381,966
Mueller Water Products, Inc., Class A	23,139	206,631
MYR Group, Inc. *	8,500	255,340
National Presto Industries, Inc. (c)	2,900	229,564
Navistar International Corp. *	11,600	203,464
NCI Building Systems, Inc. *	14,480	187,516
NN, Inc.	1,800	41,094
Nordson Corp.	9,500	704,045
Nortek, Inc. *	3,200	261,088
Northrop Grumman Corp.	37,659	6,515,384
NOW, Inc. *	18,205	316,767
Omega Flex, Inc.	700	22,715
Orbital ATK, Inc.	11,194	794,214
Oshkosh Corp.	14,300	522,522
Owens Corning	26,800	1,201,980
PACCAR, Inc.	67,022	4,345,706
Pall Corp.	20,500	2,592,225
Parker-Hannifin Corp.	28,900	3,258,475
Pentair plc	34,885	2,121,357
Polypore International, Inc. *	10,900	655,308
Powell Industries, Inc.	2,800	83,552
Precision Castparts Corp.	28,002	5,458,150
Preformed Line Products Co.	1,000	34,460
Primoris Services Corp.	6,900	125,235
Proto Labs, Inc. *	4,800	361,776
Quanex Building Products Corp.	6,125	122,990
Quanta Services, Inc. *	46,271	1,278,005
Raven Industries, Inc.	5,600	108,808
Raytheon Co.	58,277	6,357,438
RBC Bearings, Inc. *	6,000	406,500
Regal Beloit Corp.	8,700	604,041
Rexnord Corp. *	29,900	633,880
Rockwell Automation, Inc.	28,431	3,320,172
Rockwell Collins, Inc.	24,200	2,047,804
Roper Technologies, Inc.	20,959	3,505,812
Rush Enterprises, Inc., Class A *	8,200	209,018
Sensata Technologies Holding N.V. *	34,800	1,785,936
Simpson Manufacturing Co., Inc.	6,200	222,084
Security	Number of Shares	Value ($)
Snap-on, Inc.	10,580	1,743,584
SolarCity Corp. *(c)	9,100	527,800
Spirit AeroSystems Holdings, Inc., Class A *	22,800	1,283,640
SPX Corp.	7,110	465,065
Standex International Corp.	3,000	224,520
Stanley Black & Decker, Inc.	31,713	3,345,404
Sun Hydraulics Corp.	5,600	198,352
TAL International Group, Inc. *	6,000	118,800
TASER International, Inc. *	11,800	321,196
Tecumseh Products Co. *	9,100	17,836
Teledyne Technologies, Inc. *	6,757	700,498
Tennant Co.	4,200	251,202
Terex Corp.	18,400	407,744
Textainer Group Holdings Ltd.	9,500	215,270
Textron, Inc.	61,300	2,678,810
The Boeing Co.	126,736	18,271,529
The Gorman-Rupp Co.	5,141	131,815
The Greenbrier Cos., Inc. (c)	5,800	265,350
The KEYW Holding Corp. *(c)	8,400	68,292
The Manitowoc Co., Inc.	23,200	409,944
The Middleby Corp. *	11,500	1,411,050
The Timken Co.	13,100	437,278
The Toro Co.	10,600	724,298
Thermon Group Holdings, Inc. *	9,500	229,235
Titan International, Inc.	6,925	64,680
Titan Machinery, Inc. *	3,600	50,580
TransDigm Group, Inc. *	9,400	2,127,220
Trex Co., Inc. *	5,400	244,998
TriMas Corp. *	9,293	218,385
Trinity Industries, Inc.	28,300	828,058
Triumph Group, Inc.	8,100	436,185
Tutor Perini Corp. *	7,100	148,603
United Rentals, Inc. *	18,900	1,266,111
United Technologies Corp.	162,428	16,293,153
Universal Forest Products, Inc.	4,600	292,100
USG Corp. *	16,900	523,562
Valmont Industries, Inc.	4,300	478,289
Vectrus, Inc. *	1,938	44,962
Veritiv Corp. *	1,466	54,623
Vicor Corp. *	9,900	103,059
W.W. Grainger, Inc.	12,100	2,767,391
Wabash National Corp. *	11,200	153,888
WABCO Holdings, Inc. *	10,233	1,263,469
Wabtec Corp.	19,456	1,968,753
Watsco, Inc.	4,200	538,608
Watts Water Technologies, Inc., Class A	4,000	221,840
WESCO International, Inc. *	8,100	497,016
Woodward, Inc.	10,500	518,280
Xylem, Inc.	30,500	1,053,165
		335,017,766
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	237,312
Acacia Research Corp.	15,600	146,796
ACCO Brands Corp. *	42,001	343,568
AMREP Corp. *	2,500	12,875
ARC Document Solutions, Inc. *	7,000	48,370
Brady Corp., Class A	6,400	150,528
4

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Casella Waste Systems, Inc., Class A *	13,300	84,455
CDI Corp.	5,500	66,605
CEB, Inc.	5,500	420,860
Cenveo, Inc. *(c)	7,300	12,775
Cintas Corp.	19,650	1,680,075
Civeo Corp.	17,200	36,808
Clean Harbors, Inc. *	9,100	450,632
Compx International, Inc.	2,000	23,560
Copart, Inc. *	27,218	980,665
Covanta Holding Corp.	26,400	521,136
CRA International, Inc. *	4,200	98,028
Deluxe Corp.	7,600	489,668
Ennis, Inc.	6,500	109,070
Equifax, Inc.	21,895	2,236,136
Essendant, Inc.	5,800	213,556
Exponent, Inc.	6,600	293,634
FTI Consulting, Inc. *	5,700	233,244
G&K Services, Inc., Class A	4,100	268,796
GP Strategies Corp. *	1,500	43,035
Healthcare Services Group, Inc.	12,656	441,821
Heidrick & Struggles International, Inc.	5,000	109,350
Herman Miller, Inc.	8,700	243,948
HNI Corp.	12,700	629,793
Hudson Global, Inc. *	3,220	7,020
Huron Consulting Group, Inc. *	5,000	382,350
ICF International, Inc. *	6,500	238,290
IHS, Inc., Class A *	15,200	1,900,456
InnerWorkings, Inc. *	7,400	55,500
Insperity, Inc.	6,800	341,904
Interface, Inc.	8,400	218,148
KAR Auction Services, Inc.	29,400	1,144,542
Kelly Services, Inc., Class A	5,700	85,158
Kforce, Inc.	7,105	166,044
Kimball International, Inc., Class B	9,100	103,012
Knoll, Inc.	7,000	169,400
Korn/Ferry International	6,600	220,968
ManpowerGroup, Inc.	14,537	1,315,308
Mastech Holdings, Inc. *	675	5,494
Matthews International Corp., Class A	5,300	285,405
McGrath RentCorp	4,600	116,656
Mistras Group, Inc. *	4,000	71,960
Mobile Mini, Inc.	14,700	545,811
MSA Safety, Inc.	8,700	449,355
Multi-Color Corp.	4,625	295,352
Navigant Consulting, Inc. *	14,000	220,080
Nielsen N.V.	75,100	3,639,346
NL Industries, Inc. *	7,800	52,494
On Assignment, Inc. *	6,500	249,080
Performant Financial Corp. *	7,700	24,101
Pitney Bowes, Inc.	35,500	742,660
Quad Graphics, Inc.	9,800	161,210
R.R. Donnelley & Sons Co.	36,638	642,997
Republic Services, Inc.	47,845	2,034,848
Resources Connection, Inc.	11,300	178,879
Robert Half International, Inc.	26,900	1,480,307
Rollins, Inc.	21,927	635,883
RPX Corp. *	10,300	159,444
Steelcase, Inc., Class A	11,500	205,275
Stericycle, Inc. *	16,600	2,340,102
Security	Number of Shares	Value ($)
Team, Inc. *	3,000	130,200
Tetra Tech, Inc.	13,131	349,810
The ADT Corp.	33,866	1,169,393
The Advisory Board Co. *	6,800	407,320
The Brink's Co.	7,100	221,733
The Dun & Bradstreet Corp.	7,840	978,197
Towers Watson & Co., Class A	13,600	1,724,208
TRC Cos., Inc. *	3,350	32,160
TriNet Group, Inc. *	11,600	311,808
TrueBlue, Inc. *	10,100	260,176
Tyco International plc	80,758	3,067,996
UniFirst Corp.	3,700	410,034
US Ecology, Inc.	3,500	160,615
Verisk Analytics, Inc. *	31,000	2,421,410
Viad Corp.	3,625	103,929
Virco Mfg. Corp. *	1,170	3,030
WageWorks, Inc. *	5,000	249,750
Waste Connections, Inc.	26,412	1,324,034
Waste Management, Inc.	85,810	4,387,465
West Corp.	11,812	340,776
		49,565,982
Consumer Durables & Apparel 1.7%
Arctic Cat, Inc.	2,400	68,664
Beazer Homes USA, Inc. *	10,835	207,815
Blyth, Inc. *	7,400	34,114
Brunswick Corp.	18,400	976,856
Callaway Golf Co.	31,065	284,555
Carter's, Inc.	9,400	953,254
Cavco Industries, Inc. *	1,610	117,659
Coach, Inc.	52,508	1,638,250
Columbia Sportswear Co.	6,900	493,626
Crocs, Inc. *	15,000	235,950
CSS Industries, Inc.	4,800	136,272
D.R. Horton, Inc.	64,190	1,905,801
Deckers Outdoor Corp. *	7,500	546,600
Ethan Allen Interiors, Inc.	10,200	307,938
Flexsteel Industries, Inc.	1,900	75,848
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	526,762
G-III Apparel Group Ltd. *	5,600	404,488
Garmin Ltd.	22,300	934,593
GoPro, Inc., Class A *	5,100	316,710
Hanesbrands, Inc.	78,188	2,426,174
Harman International Industries, Inc.	13,600	1,464,176
Hasbro, Inc.	22,600	1,779,524
Helen of Troy Ltd. *	5,000	438,900
Hovnanian Enterprises, Inc., Class A *(c)	50,500	102,010
Iconix Brand Group, Inc. *	9,600	208,608
iRobot Corp. *	7,300	224,767
JAKKS Pacific, Inc. *(c)	7,500	73,875
Jarden Corp. *	33,849	1,861,695
Kate Spade & Co. *	27,500	553,300
KB Home	19,700	314,806
La-Z-Boy, Inc.	7,500	190,500
LeapFrog Enterprises, Inc. *	9,000	8,449
Leggett & Platt, Inc.	23,300	1,113,973
Lennar Corp., Class A	36,290	1,924,822
Libbey, Inc.	7,232	269,103
lululemon athletica, Inc. *	20,157	1,267,069
    5

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	9,003	268,830
M/I Homes, Inc. *	3,000	75,240
Marine Products Corp.	405	2,523
Mattel, Inc.	66,200	1,536,502
Meritage Homes Corp. *	5,900	266,090
Michael Kors Holdings Ltd. *	38,700	1,625,013
Mohawk Industries, Inc. *	12,319	2,483,387
Movado Group, Inc.	5,800	146,914
NACCO Industries, Inc., Class A	1,900	96,463
Nautilus, Inc. *	9,825	207,602
Newell Rubbermaid, Inc.	54,900	2,376,072
NIKE, Inc., Class B	137,395	15,830,652
NVR, Inc. *	700	1,043,028
Oxford Industries, Inc.	2,500	209,825
Perry Ellis International, Inc. *	5,500	132,495
Polaris Industries, Inc.	11,781	1,614,704
PulteGroup, Inc.	68,976	1,429,183
PVH Corp.	16,411	1,904,332
Quiksilver, Inc. *	25,900	11,878
Ralph Lauren Corp.	12,400	1,561,036
Skechers U.S.A., Inc., Class A *	8,600	1,293,870
Skyline Corp. *	2,600	8,502
Smith & Wesson Holding Corp. *	12,400	201,128
Standard Pacific Corp. *	28,500	256,215
Stanley Furniture Co., Inc. *	6,875	21,037
Steven Madden Ltd. *	9,112	379,788
Sturm, Ruger & Co., Inc.	2,700	162,054
Superior Uniform Group, Inc.	3,200	61,536
Taylor Morrison Home Corp., Class A *	9,876	190,113
Tempur Sealy International, Inc. *	10,300	778,165
The Ryland Group, Inc.	6,700	304,649
Toll Brothers, Inc. *	31,200	1,214,304
TopBuild Corp. *	7,688	221,107
TRI Pointe Group, Inc. *	25,000	370,000
Tumi Holdings, Inc. *	9,200	177,100
Tupperware Brands Corp.	9,700	567,159
Under Armour, Inc., Class A *	31,300	3,109,029
Universal Electronics, Inc. *	5,200	269,568
Vera Bradley, Inc. *	11,000	119,460
VF Corp.	66,900	5,157,321
Vince Holding Corp. *	5,757	56,476
Vista Outdoor, Inc. *	11,074	522,361
Whirlpool Corp.	16,214	2,881,714
Wolverine World Wide, Inc.	27,500	806,300
		76,338,231
Consumer Services 2.3%
Ambassadors Group, Inc. *	3,400	7,888
American Public Education, Inc. *	5,600	144,872
Apollo Education Group, Inc. *	16,450	210,725
Aramark	46,800	1,489,176
Ascent Capital Group, Inc., Class A *	3,116	121,617
Belmond Ltd., Class A *	12,600	152,586
Biglari Holdings, Inc. *	279	121,312
BJ's Restaurants, Inc. *	7,300	376,388
Bloomin' Brands, Inc.	20,900	486,761
Bob Evans Farms, Inc.	4,200	209,664
Boyd Gaming Corp. *	21,300	364,017
Bridgepoint Education, Inc. *	13,700	129,054
Security	Number of Shares	Value ($)
Bright Horizons Family Solutions, Inc. *	4,912	295,899
Brinker International, Inc.	12,650	757,735
Buffalo Wild Wings, Inc. *	3,000	586,740
Caesars Entertainment Corp. *(c)	8,300	43,243
Career Education Corp. *	25,114	79,863
Carnival Corp.	89,239	4,755,546
Chipotle Mexican Grill, Inc. *	5,879	4,363,570
Choice Hotels International, Inc.	5,200	263,432
Churchill Downs, Inc.	2,900	391,674
Chuy's Holdings, Inc. *	6,760	192,052
ClubCorp Holdings, Inc.	10,442	243,507
Cracker Barrel Old Country Store, Inc. (c)	5,146	781,626
Darden Restaurants, Inc.	25,500	1,880,880
Denny's Corp. *	21,100	248,136
DeVry Education Group, Inc.	9,400	285,572
Diamond Resorts International, Inc. *	12,100	379,214
DineEquity, Inc.	3,000	312,030
Domino's Pizza, Inc.	9,200	1,047,328
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,486
Dover Motorsports, Inc.	1,400	3,290
Dunkin' Brands Group, Inc.	21,600	1,164,024
Eldorado Resorts, Inc. *	5,800	49,010
Extended Stay America, Inc.	13,200	250,800
Fiesta Restaurant Group, Inc. *	4,300	249,959
Graham Holdings Co., Class B	900	620,604
Grand Canyon Education, Inc. *	8,500	369,155
H&R Block, Inc.	54,700	1,820,963
Hilton Worldwide Holdings, Inc. *	103,347	2,774,867
Houghton Mifflin Harcourt Co. *	19,600	512,148
Hyatt Hotels Corp., Class A *	9,600	535,968
International Speedway Corp., Class A	6,445	220,870
Interval Leisure Group, Inc.	10,769	229,595
Isle of Capri Casinos, Inc. *	11,800	215,232
ITT Educational Services, Inc. *(c)	5,600	20,608
Jack in the Box, Inc.	7,000	665,000
K12, Inc. *	12,100	159,599
Krispy Kreme Doughnuts, Inc. *	14,100	262,824
La Quinta Holdings, Inc. *	15,800	335,276
Lakes Entertainment, Inc. *	3,400	31,008
Las Vegas Sands Corp.	74,000	4,146,960
LifeLock, Inc. *(c)	11,000	87,120
Luby's, Inc. *	6,900	33,465
Marriott International, Inc., Class A	39,208	2,846,893
Marriott Vacations Worldwide Corp.	4,080	341,088
McDonald's Corp.	187,940	18,767,688
MGM Resorts International *	84,500	1,657,890
Monarch Casino & Resort, Inc. *	8,000	148,880
Norwegian Cruise Line Holdings Ltd. *	28,300	1,766,486
Panera Bread Co., Class A *	5,600	1,143,072
Papa John's International, Inc.	6,800	513,808
Penn National Gaming, Inc. *	17,000	324,360
Pinnacle Entertainment, Inc. *	9,800	377,300
Popeyes Louisiana Kitchen, Inc. *	6,600	400,488
Red Robin Gourmet Burgers, Inc. *	2,300	210,795
Regis Corp. *	17,300	253,099
Royal Caribbean Cruises Ltd.	30,900	2,776,365
Ruby Tuesday, Inc. *	33,713	247,453
6

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Scientific Games Corp., Class A *(c)	10,900	164,590
SeaWorld Entertainment, Inc.	12,511	216,941
Service Corp. International	35,000	1,067,850
ServiceMaster Global Holdings, Inc. *	23,500	910,155
Six Flags Entertainment Corp.	15,600	727,584
Sonic Corp.	12,868	382,437
Sotheby's	11,338	474,269
Speedway Motorsports, Inc.	6,700	140,365
Starbucks Corp.	293,394	16,996,314
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,640,456
Steiner Leisure Ltd. *	3,000	173,100
Strayer Education, Inc. *	4,300	239,123
Texas Roadhouse, Inc.	16,100	634,179
The Cheesecake Factory, Inc.	7,087	409,203
The Wendy's Co.	50,775	520,952
Vail Resorts, Inc.	7,500	822,675
Weight Watchers International, Inc. *(c)	6,500	26,000
Wyndham Worldwide Corp.	23,044	1,901,591
Wynn Resorts Ltd.	15,600	1,610,388
Yum! Brands, Inc.	85,200	7,477,152
		104,796,927
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	11,217	2,332,014
Ally Financial, Inc. *	85,600	1,949,112
American Express Co.	170,403	12,960,852
Ameriprise Financial, Inc.	35,830	4,502,756
Arlington Asset Investment Corp., Class A	6,941	132,573
Artisan Partners Asset Management, Inc., Class A	5,500	262,625
Ashford, Inc. *	103	6,142
Asta Funding, Inc. *	6,000	50,100
Atlanticus Holdings Corp. *	4,629	18,146
Berkshire Hathaway, Inc., Class B *	356,802	50,929,917
BGC Partners, Inc., Class A	28,300	278,755
BlackRock, Inc.	25,032	8,418,762
Calamos Asset Management, Inc., Class A	5,000	60,050
Capital One Financial Corp.	105,257	8,557,394
Cash America International, Inc.	6,900	191,337
CBOE Holdings, Inc.	20,800	1,289,184
CME Group, Inc.	63,450	6,093,738
Cohen & Steers, Inc.	5,400	166,914
Cowen Group, Inc., Class A *	11,889	67,173
Credit Acceptance Corp. *	2,100	504,441
Discover Financial Services	84,407	4,710,755
E*TRADE Financial Corp. *	53,233	1,512,882
Eaton Vance Corp.	22,700	870,772
Encore Capital Group, Inc. *	5,600	240,856
Enova International, Inc. *	6,313	114,139
Evercore Partners, Inc., Class A	6,500	382,200
Ezcorp, Inc., Class A *	20,600	146,054
FBR & Co.	1,000	23,500
Federated Investors, Inc., Class B	14,650	493,851
Financial Engines, Inc.	7,800	357,708
First Cash Financial Services, Inc. *	3,800	154,546
FNFV Group *	16,478	239,920
Franklin Resources, Inc.	74,800	3,407,140
Security	Number of Shares	Value ($)
FXCM, Inc., Class A	14,077	15,485
GAMCO Investors, Inc., Class A	3,400	233,444
Green Dot Corp., Class A *	10,049	208,215
Greenhill & Co., Inc.	4,500	176,985
HFF, Inc., Class A	9,800	449,232
Interactive Brokers Group, Inc., Class A	13,600	546,040
Intercontinental Exchange, Inc.	21,886	4,990,883
INTL FCStone, Inc. *	4,437	129,383
Invesco Ltd.	88,200	3,404,520
Investment Technology Group, Inc.	8,050	163,817
Janus Capital Group, Inc.	26,200	429,156
KCG Holdings, Inc., Class A *	15,533	164,960
Lazard Ltd., Class A	28,600	1,584,726
Legg Mason, Inc.	17,550	865,917
Leucadia National Corp.	57,450	1,351,224
LPL Financial Holdings, Inc.	12,800	603,520
MarketAxess Holdings, Inc.	8,900	870,420
McGraw Hill Financial, Inc.	52,461	5,337,907
Moody's Corp.	37,700	4,163,211
Morgan Stanley	304,225	11,816,099
MSCI, Inc.	20,000	1,363,200
Navient Corp.	72,000	1,130,400
Nelnet, Inc., Class A	6,400	252,096
NewStar Financial, Inc. *	13,500	156,195
Northern Trust Corp.	45,100	3,449,699
NorthStar Asset Management Group, Inc.	33,475	613,262
PHH Corp. *	7,186	179,363
PICO Holdings, Inc. *	3,700	45,621
Piper Jaffray Cos. *	3,950	177,157
PRA Group, Inc. *	9,800	622,790
Raymond James Financial, Inc.	30,750	1,814,250
RCS Capital Corp., Class A *(c)	9,017	52,569
Resource America, Inc., Class A	4,000	32,320
Santander Consumer USA Holdings, Inc. *	24,000	580,320
SEI Investments Co.	22,800	1,215,468
SLM Corp. *	72,000	657,360
Springleaf Holdings, Inc. *	10,500	530,355
State Street Corp.	78,960	6,045,178
Stifel Financial Corp. *	11,785	647,586
Synchrony Financial *	21,900	752,484
T. Rowe Price Group, Inc.	49,500	3,817,935
TD Ameritrade Holding Corp.	56,600	2,078,918
The Bank of New York Mellon Corp.	215,118	9,336,121
The Charles Schwab Corp. (a)	224,326	7,824,491
The First Marblehead Corp. *	750	2,828
The Goldman Sachs Group, Inc.	79,155	16,232,316
The NASDAQ OMX Group, Inc.	26,100	1,331,883
Virtus Investment Partners, Inc.	875	105,753
Voya Financial, Inc.	45,389	2,131,014
Waddell & Reed Financial, Inc., Class A	14,750	662,422
Walter Investment Management Corp. *(c)	5,325	116,085
Westwood Holdings Group, Inc.	1,785	107,243
WisdomTree Investments, Inc.	20,500	510,450
World Acceptance Corp. *(c)	3,000	163,260
		213,669,844
    7

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 6.4%
Abraxas Petroleum Corp. *	36,200	68,056
Adams Resources & Energy, Inc.	2,300	109,871
Alon USA Energy, Inc.	8,700	161,907
Anadarko Petroleum Corp.	102,568	7,625,931
Antero Resources Corp. *	9,700	266,847
Apache Corp.	71,572	3,282,292
Approach Resources, Inc. *(c)	4,000	15,560
Arch Coal, Inc. *	26,500	4,773
Atwood Oceanics, Inc.	9,500	197,600
Baker Hughes, Inc.	83,465	4,853,490
Basic Energy Services, Inc. *	8,500	51,340
Bill Barrett Corp. *(c)	6,700	38,056
Bonanza Creek Energy, Inc. *	6,200	48,422
Bristow Group, Inc.	6,000	270,300
C&J Energy Services Ltd. *	10,200	98,430
Cabot Oil & Gas Corp.	86,400	2,260,224
California Resources Corp.	55,701	235,615
Callon Petroleum Co. *	18,200	119,028
Cameron International Corp. *	39,247	1,980,404
CARBO Ceramics, Inc. (c)	3,300	108,405
Carrizo Oil & Gas, Inc. *	13,100	499,503
Cheniere Energy, Inc. *	42,000	2,896,740
Chesapeake Energy Corp. (c)	102,430	887,044
Chevron Corp.	367,423	32,509,587
Cimarex Energy Co.	20,162	2,099,267
Clayton Williams Energy, Inc. *	2,500	100,700
Clean Energy Fuels Corp. *(c)	17,300	99,648
Cloud Peak Energy, Inc. *	8,700	27,666
Cobalt International Energy, Inc. *	75,700	583,647
Columbia Pipeline Group, Inc.	65,764	1,918,994
Comstock Resources, Inc. (c)	6,400	8,064
Concho Resources, Inc. *	22,631	2,411,559
ConocoPhillips	237,731	11,967,379
CONSOL Energy, Inc.	44,600	736,792
Contango Oil & Gas Co. *	5,200	47,736
Continental Resources, Inc. *	17,000	567,970
Core Laboratories N.V.	9,800	1,074,374
CVR Energy, Inc.	5,100	194,973
Delek US Holdings, Inc.	10,700	381,669
Denbury Resources, Inc.	57,225	225,467
Devon Energy Corp.	74,260	3,669,929
DHT Holdings, Inc.	26,011	206,787
Diamond Offshore Drilling, Inc. (c)	11,400	250,230
Diamondback Energy, Inc. *	13,721	923,423
Dril-Quip, Inc. *	6,700	391,347
Energen Corp.	17,500	966,000
Energy XXI Ltd. (c)	15,061	26,658
ENGlobal Corp. *	4,000	4,880
Ensco plc, Class A	57,100	946,718
EOG Resources, Inc.	106,048	8,185,845
EP Energy Corp., Class A *	19,147	160,260
EQT Corp.	28,600	2,197,910
Era Group, Inc. *	2,850	48,251
EXCO Resources, Inc. (c)	51,400	29,771
Exterran Holdings, Inc.	10,720	265,749
Exxon Mobil Corp.	816,099	64,643,202
FMC Technologies, Inc. *	53,564	1,754,757
Forum Energy Technologies, Inc. *	11,200	171,136
Frank's International N.V.	14,000	226,660
Geospace Technologies Corp. *	1,800	31,392
Security	Number of Shares	Value ($)
Goodrich Petroleum Corp. *(c)	9,800	8,783
Green Plains, Inc.	9,300	208,785
Gulf Island Fabrication, Inc.	4,100	46,781
Gulfmark Offshore, Inc., Class A (c)	4,100	38,622
Gulfport Energy Corp. *	24,003	786,338
Halcon Resources Corp. *(c)	75,700	83,270
Halliburton Co.	166,144	6,943,158
Harvest Natural Resources, Inc. *	9,300	10,044
Helix Energy Solutions Group, Inc. *	14,064	117,716
Helmerich & Payne, Inc.	19,017	1,098,042
Hercules Offshore, Inc. *	22,900	2,061
Hess Corp.	47,300	2,791,173
HollyFrontier Corp.	38,654	1,865,442
Hornbeck Offshore Services, Inc. *	5,000	91,000
Houston American Energy Corp. *	4,000	920
ION Geophysical Corp. *	13,900	10,980
Key Energy Services, Inc. *	22,300	20,295
Kinder Morgan, Inc.	331,078	11,468,542
Kosmos Energy Ltd. *	31,100	223,920
Laredo Petroleum, Inc. *(c)	22,700	194,539
Magnum Hunter Resources Corp. *(c)	22,939	22,012
Marathon Oil Corp.	143,814	3,021,532
Marathon Petroleum Corp.	105,008	5,740,787
Matador Resources Co. *	12,100	266,563
Matrix Service Co. *	8,000	155,040
McDermott International, Inc. *	39,100	172,040
Memorial Resource Development Corp. *	16,000	244,800
Midstates Petroleum Co., Inc. *(c)	14,400	8,199
Murphy Oil Corp.	29,000	950,910
Nabors Industries Ltd.	70,734	821,222
National Oilwell Varco, Inc.	78,122	3,291,280
Natural Gas Services Group, Inc. *	7,500	150,900
Newfield Exploration Co. *	33,100	1,085,349
Newpark Resources, Inc. *	11,500	83,145
Noble Corp., plc (c)	46,155	551,552
Noble Energy, Inc.	87,679	3,088,931
Northern Oil & Gas, Inc. *(c)	8,200	39,032
Oasis Petroleum, Inc. *	24,200	233,046
Occidental Petroleum Corp.	149,753	10,512,661
Oceaneering International, Inc.	23,100	924,462
Oil States International, Inc. *	8,600	258,946
ONEOK, Inc.	45,929	1,735,657
Pacific Ethanol, Inc. *(c)	10,200	75,276
Panhandle Oil & Gas, Inc., Class A	6,200	110,484
Paragon Offshore plc	15,385	11,462
Parker Drilling Co. *	18,300	46,482
Parsley Energy, Inc., Class A *	17,000	245,820
Patterson-UTI Energy, Inc.	28,500	469,822
PBF Energy, Inc., Class A	13,813	436,076
PDC Energy, Inc. *	5,800	272,310
Peabody Energy Corp. (c)	46,800	56,160
Penn Virginia Corp. *(c)	12,200	16,348
PetroQuest Energy, Inc. *	13,200	18,348
PHI, Inc. - Non Voting Shares *	4,000	110,920
Phillips 66	104,465	8,304,967
Pioneer Energy Services Corp. *	13,100	47,946
Pioneer Natural Resources Co.	31,333	3,972,084
QEP Resources, Inc.	30,600	424,728
Range Resources Corp.	30,805	1,211,869
Resolute Energy Corp. *	11,900	7,440
8

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
REX American Resources Corp. *	4,875	251,745
Rex Energy Corp. *(c)	8,000	17,920
Rice Energy, Inc. *	12,036	217,250
RigNet, Inc. *	4,141	107,376
Rowan Cos. plc, Class A	20,500	353,215
RPC, Inc.	16,118	198,251
RSP Permian, Inc. *	12,800	317,440
Sanchez Energy Corp. *(c)	8,700	63,771
SandRidge Energy, Inc. *	72,792	37,633
Schlumberger Ltd.	244,503	20,249,738
SEACOR Holdings, Inc. *	4,850	306,375
SemGroup Corp., Class A	7,000	497,630
Seventy Seven Energy, Inc. *	6,366	19,862
SM Energy Co.	11,200	415,184
Solazyme, Inc. *(c)	12,100	28,314
Southwestern Energy Co. *	79,675	1,481,955
Spectra Energy Corp.	124,778	3,775,782
Stone Energy Corp. *	7,383	42,748
Superior Energy Services, Inc.	26,099	443,683
Swift Energy Co. *(c)	5,500	4,022
Synergy Resources Corp. *	11,100	108,003
Targa Resources Corp.	8,300	734,135
Teekay Corp.	8,600	307,966
Tesco Corp.	7,000	67,200
Tesoro Corp.	24,700	2,404,298
TETRA Technologies, Inc. *	12,100	57,596
The Williams Cos., Inc.	131,000	6,874,880
Tidewater, Inc. (c)	7,700	150,381
Transocean Ltd. (c)	81,000	1,074,060
Ultra Petroleum Corp. *(c)	25,300	196,834
Unit Corp. *	7,400	146,002
US Silica Holdings, Inc. (c)	10,600	238,712
VAALCO Energy, Inc. *	12,600	16,632
Valero Energy Corp.	98,280	6,447,168
W&T Offshore, Inc. (c)	7,500	28,275
Warren Resources, Inc. *	22,100	7,846
Weatherford International plc *	155,549	1,661,263
Western Refining, Inc.	12,253	541,092
Westmoreland Coal Co. *	9,600	149,664
Whiting Petroleum Corp. *	42,070	862,014
World Fuel Services Corp.	11,900	483,735
WPX Energy, Inc. *	33,353	290,171
		293,021,075
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	7,100	725,727
Costco Wholesale Corp.	84,785	12,319,261
CVS Health Corp.	218,937	24,623,844
Ingles Markets, Inc., Class A	10,200	472,056
PriceSmart, Inc.	7,100	688,061
Rite Aid Corp. *	161,380	1,437,896
SpartanNash, Co.	12,540	403,913
Sprouts Farmers Market, Inc. *	26,674	654,046
SUPERVALU, Inc. *	39,532	364,485
Sysco Corp.	112,236	4,075,289
The Andersons, Inc.	3,600	134,280
The Fresh Market, Inc. *	11,100	338,550
The Kroger Co.	196,732	7,719,764
United Natural Foods, Inc. *	8,800	400,664
Wal-Mart Stores, Inc.	308,489	22,205,038
Walgreens Boots Alliance, Inc.	168,708	16,302,254
Security	Number of Shares	Value ($)
Weis Markets, Inc.	2,400	101,208
Whole Foods Market, Inc.	70,777	2,576,283
		95,542,619
Food, Beverage & Tobacco 4.6%
Alico, Inc.	2,000	89,640
Alliance One International, Inc. *	2,460	55,596
Altria Group, Inc.	383,323	20,845,105
Archer-Daniels-Midland Co.	124,658	5,911,282
B&G Foods, Inc.	7,400	218,522
Boulder Brands, Inc. *	9,100	75,803
Brown-Forman Corp., Class B	28,516	3,091,420
Bunge Ltd.	26,700	2,131,995
Cal-Maine Foods, Inc. (c)	5,200	281,632
Calavo Growers, Inc.	4,846	264,155
Campbell Soup Co.	34,100	1,681,471
Coca-Cola Bottling Co. Consolidated	3,248	526,176
Coca-Cola Enterprises, Inc.	41,600	2,124,928
ConAgra Foods, Inc.	88,393	3,894,596
Constellation Brands, Inc., Class A	33,769	4,052,955
Darling Ingredients, Inc. *	25,900	332,815
Dean Foods Co.	13,556	241,297
Diamond Foods, Inc. *	5,200	168,012
Dr Pepper Snapple Group, Inc.	36,900	2,960,118
Farmer Bros. Co. *	4,500	106,470
Flowers Foods, Inc.	44,605	966,144
Fresh Del Monte Produce, Inc.	7,900	312,208
General Mills, Inc.	115,838	6,742,930
Hormel Foods Corp.	27,400	1,622,354
Ingredion, Inc.	11,800	1,040,760
J&J Snack Foods Corp.	2,093	247,728
John B. Sanfilippo & Son, Inc.	5,000	259,950
Kellogg Co.	47,400	3,136,458
Keurig Green Mountain, Inc.	23,250	1,744,680
Lancaster Colony Corp.	3,400	316,914
Landec Corp. *	9,100	121,485
Limoneira Co.	2,900	59,711
McCormick & Co., Inc. - Non Voting Shares	25,100	2,058,451
Mead Johnson Nutrition Co.	39,500	3,491,405
Molson Coors Brewing Co., Class B	31,500	2,240,910
Mondelez International, Inc., Class A	318,124	14,356,936
Monster Beverage Corp. *	29,589	4,543,391
National Beverage Corp. *	6,400	152,128
PepsiCo, Inc.	286,758	27,629,133
Philip Morris International, Inc.	302,409	25,865,042
Pilgrim's Pride Corp. (c)	12,466	269,764
Pinnacle Foods, Inc.	23,600	1,060,820
Post Holdings, Inc. *	11,950	642,193
Primo Water Corp. *	1,000	6,350
Reynolds American, Inc.	80,103	6,872,036
Rocky Mountain Chocolate Factory, Inc.	3,427	44,482
Sanderson Farms, Inc. (c)	2,850	205,229
Seaboard Corp. *	100	347,500
Snyder's-Lance, Inc.	8,900	289,428
The Boston Beer Co., Inc., Class A *	2,100	463,092
The Coca-Cola Co.	767,714	31,537,691
The Hain Celestial Group, Inc. *	19,412	1,319,628
The Hershey Co.	27,800	2,582,342
The JM Smucker Co.	18,493	2,065,483
    9

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	116,804	9,282,414
The WhiteWave Foods Co. *	31,825	1,642,807
Tootsie Roll Industries, Inc. (c)	7,818	253,850
TreeHouse Foods, Inc. *	8,622	706,659
Tyson Foods, Inc., Class A	59,084	2,620,375
Universal Corp.	4,800	273,840
Vector Group Ltd.	15,114	382,687
		208,831,376
Health Care Equipment & Services 5.3%
Abaxis, Inc.	5,600	280,336
Abbott Laboratories	288,143	14,605,969
ABIOMED, Inc. *	7,800	604,188
Acadia Healthcare Co., Inc. *	12,500	997,250
Accuray, Inc. *	21,200	135,256
Aceto Corp.	7,900	185,097
Aetna, Inc.	69,685	7,872,314
Air Methods Corp. *	8,700	342,693
Alere, Inc. *	12,441	604,757
Align Technology, Inc. *	16,400	1,028,280
Alliance HealthCare Services, Inc. *	360	5,386
Allscripts Healthcare Solutions, Inc. *	31,560	456,358
Amedisys, Inc. *	10,834	472,687
AmerisourceBergen Corp.	39,596	4,187,277
AMN Healthcare Services, Inc. *	17,210	506,490
Amsurg Corp. *	7,300	523,702
Analogic Corp.	2,700	217,485
Anika Therapeutics, Inc. *	4,606	174,567
Antares Pharma, Inc. *	28,100	59,291
Anthem, Inc.	52,623	8,118,150
athenahealth, Inc. *(c)	7,800	1,091,688
Atrion Corp.	616	248,802
Baxter International, Inc.	105,806	4,240,704
Becton, Dickinson & Co.	39,908	6,072,002
Bio-Reference Laboratories, Inc. *	7,200	319,464
BioScrip, Inc. *(c)	8,372	21,014
Boston Scientific Corp. *	255,567	4,431,532
Brookdale Senior Living, Inc. *	33,925	1,123,935
C.R. Bard, Inc.	13,760	2,705,904
Cantel Medical Corp.	8,034	440,906
Capital Senior Living Corp. *	8,394	187,102
Cardinal Health, Inc.	61,818	5,253,294
Cardiovascular Systems, Inc. *	5,000	149,200
Centene Corp. *	22,000	1,542,860
Cerner Corp. *	62,800	4,504,016
Chemed Corp.	3,900	578,994
Cigna Corp.	50,451	7,267,971
Community Health Systems, Inc. *	23,796	1,392,304
Computer Programs & Systems, Inc.	3,600	168,372
CONMED Corp.	7,300	414,056
CorVel Corp. *	2,700	86,292
Cross Country Healthcare, Inc. *	12,500	150,875
CryoLife, Inc.	9,050	99,098
Cyberonics, Inc. *	4,200	257,880
DaVita HealthCare Partners, Inc. *	34,300	2,710,729
DENTSPLY International, Inc.	32,300	1,838,193
DexCom, Inc. *	18,800	1,591,420
Diplomat Pharmacy, Inc. *	9,000	415,620
Edwards Lifesciences Corp. *	21,200	3,225,792
Endologix, Inc. *	13,700	195,362
Envision Healthcare Holdings, Inc. *	44,100	1,975,680
Security	Number of Shares	Value ($)
ExamWorks Group, Inc. *	6,200	217,496
Express Scripts Holding Co. *	141,252	12,722,568
Five Star Quality Care, Inc. *	14,335	64,794
Globus Medical, Inc., Class A *	13,900	390,034
Greatbatch, Inc. *	6,700	365,351
Haemonetics Corp. *	16,300	652,163
Halyard Health, Inc. *	8,217	334,761
Hanger, Inc. *	5,400	116,856
HCA Holdings, Inc. *	58,700	5,459,687
Health Net, Inc. *	15,500	1,036,330
HealthEquity, Inc. *	8,000	269,280
HealthSouth Corp.	20,600	941,420
HealthStream, Inc. *	6,800	190,808
Healthways, Inc. *	8,100	102,546
HeartWare International, Inc. *	4,100	371,911
Henry Schein, Inc. *	16,100	2,382,478
Hill-Rom Holdings, Inc.	10,200	571,506
HMS Holdings Corp. *	12,200	140,544
Hologic, Inc. *	49,612	2,066,836
Humana, Inc.	28,600	5,207,774
ICU Medical, Inc. *	3,350	334,732
IDEXX Laboratories, Inc. *	17,200	1,250,956
IMS Health Holdings, Inc. *	29,800	987,870
Insulet Corp. *	9,800	332,122
Integra LifeSciences Holdings Corp. *	5,300	339,889
Intuitive Surgical, Inc. *	7,550	4,025,434
Invacare Corp.	6,000	102,300
IPC Healthcare, Inc. *	4,000	221,800
Kindred Healthcare, Inc.	11,559	238,462
Laboratory Corp. of America Holdings *	20,869	2,656,415
Landauer, Inc.	2,100	74,508
LeMaitre Vascular, Inc.	6,800	96,832
LifePoint Health, Inc. *	9,607	796,036
Magellan Health, Inc. *	3,907	236,725
Masimo Corp. *	8,500	354,280
McKesson Corp.	45,052	9,937,120
MedAssets, Inc. *	10,200	237,660
Medidata Solutions, Inc. *	9,100	489,580
MEDNAX, Inc. *	19,600	1,658,944
Medtronic plc	277,088	21,720,928
Meridian Bioscience, Inc.	10,050	181,805
Merit Medical Systems, Inc. *	10,277	262,680
Molina Healthcare, Inc. *	6,550	494,067
National HealthCare Corp.	4,100	259,120
Natus Medical, Inc. *	7,600	343,216
Neogen Corp. *	10,257	596,855
NuVasive, Inc. *	10,000	550,100
NxStage Medical, Inc. *	18,700	267,036
Omnicare, Inc.	21,900	2,121,015
Omnicell, Inc. *	7,400	270,248
OraSure Technologies, Inc. *	12,200	60,268
Orthofix International N.V. *	2,800	93,408
Owens & Minor, Inc.	9,100	319,956
Patterson Cos., Inc.	18,800	943,008
PDI, Inc. *	2,900	6,177
PharMerica Corp. *	4,813	164,460
Premier, Inc., Class A *	5,000	178,800
Quality Systems, Inc.	10,500	133,875
Quest Diagnostics, Inc.	28,720	2,119,823
Quidel Corp. *	5,200	107,692
10

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ResMed, Inc.	28,000	1,622,600
RTI Surgical, Inc. *	18,100	131,768
SeaSpine Holdings Corp. *	1,766	27,691
Select Medical Holdings Corp.	22,600	326,118
Sirona Dental Systems, Inc. *	9,200	954,776
St. Jude Medical, Inc.	54,300	4,008,426
STERIS Corp.	13,200	912,516
Stryker Corp.	57,700	5,900,979
SurModics, Inc. *	4,200	98,658
Symmetry Surgical, Inc. *	2,050	17,077
Team Health Holdings, Inc. *	14,000	943,740
Teleflex, Inc.	9,600	1,286,304
Tenet Healthcare Corp. *	18,812	1,059,116
The Cooper Cos., Inc.	9,081	1,607,337
The Ensign Group, Inc.	5,300	270,936
The Providence Service Corp. *	4,800	225,888
The Spectranetics Corp. *	6,700	114,570
Thoratec Corp. *	8,636	546,572
Tornier N.V. *	6,100	151,829
Triple-S Management Corp., Class B *	5,300	114,374
U.S. Physical Therapy, Inc.	3,500	185,010
Unilife Corp. *(c)	29,100	51,216
UnitedHealth Group, Inc.	183,781	22,311,013
Universal American Corp. *	20,600	190,962
Universal Health Services, Inc., Class B	18,100	2,628,663
Utah Medical Products, Inc.	2,500	136,675
Varian Medical Systems, Inc. *	21,100	1,816,077
VCA, Inc. *	16,800	1,033,704
Veeva Systems, Inc., Class A *	6,100	164,212
Vocera Communications, Inc. *	3,700	45,880
WellCare Health Plans, Inc. *	8,200	662,560
West Pharmaceutical Services, Inc.	11,300	676,531
Wright Medical Group, Inc. *	8,600	222,224
Zeltiq Aesthetics, Inc. *	9,601	329,794
Zimmer Biomet Holdings, Inc.	33,300	3,465,531
		239,491,266
Household & Personal Products 1.6%
Avon Products, Inc.	70,000	396,900
Central Garden & Pet Co., Class A *	8,600	86,688
Church & Dwight Co., Inc.	26,400	2,279,112
Colgate-Palmolive Co.	168,509	11,461,982
Coty, Inc., Class A *	15,600	416,988
Edgewell Personal Care Co.	10,933	1,046,397
Elizabeth Arden, Inc. *(c)	3,500	36,890
Energizer Holdings, Inc. *	10,933	421,030
Herbalife Ltd. *(c)	15,600	787,644
HRG Group, Inc. *	19,100	272,175
Inter Parfums, Inc.	5,613	170,579
Kimberly-Clark Corp.	70,539	8,109,869
Medifast, Inc. *	3,500	108,045
Nu Skin Enterprises, Inc., Class A	9,600	380,640
Nutraceutical International Corp. *	5,000	120,850
Oil-Dri Corp. of America	1,600	42,016
Orchids Paper Products Co.	2,500	63,100
Revlon, Inc., Class A *	5,400	194,238
Spectrum Brands Holdings, Inc.	6,500	688,675
The Clorox Co.	24,700	2,764,918
The Estee Lauder Cos., Inc., Class A	43,100	3,840,641
Security	Number of Shares	Value ($)
The Female Health Co. *(c)	7,500	13,350
The Procter & Gamble Co.	526,124	40,353,711
USANA Health Sciences, Inc. *	2,682	334,311
WD-40 Co.	4,600	412,298
		74,803,047
Insurance 3.1%
ACE Ltd.	63,428	6,899,064
Aflac, Inc.	86,700	5,553,135
Alleghany Corp. *	3,940	1,915,352
Allied World Assurance Co. Holdings AG	14,700	621,222
Ambac Financial Group, Inc. *	13,400	214,936
American Equity Investment Life Holding Co.	12,600	372,204
American Financial Group, Inc.	18,750	1,292,812
American International Group, Inc.	262,615	16,838,874
American National Insurance Co.	2,300	245,985
AMERISAFE, Inc.	4,000	200,200
AmTrust Financial Services, Inc.	7,314	508,396
Aon plc	53,796	5,421,023
Arch Capital Group Ltd. *	23,800	1,698,368
Argo Group International Holdings Ltd.	5,512	310,767
Arthur J. Gallagher & Co.	33,400	1,584,162
Aspen Insurance Holdings Ltd.	10,400	500,136
Assurant, Inc.	17,600	1,312,960
Assured Guaranty Ltd.	31,900	780,274
Axis Capital Holdings Ltd.	17,600	1,013,056
Baldwin & Lyons, Inc., Class B	1,950	45,474
Brown & Brown, Inc.	19,300	645,585
Cincinnati Financial Corp.	35,450	1,957,194
Citizens, Inc. *(c)	16,000	108,320
CNA Financial Corp.	6,900	273,378
CNO Financial Group, Inc.	39,000	695,760
Crawford & Co., Class B	5,800	40,136
EMC Insurance Group, Inc.	1,800	43,416
Employers Holdings, Inc.	7,500	180,000
Endurance Specialty Holdings Ltd.	6,200	430,838
Enstar Group Ltd. *	3,300	527,967
Erie Indemnity Co., Class A	6,300	543,753
Everest Re Group Ltd.	8,700	1,593,144
FBL Financial Group, Inc., Class A	5,190	295,882
Federated National Holding Co.	1,500	35,385
First American Financial Corp.	16,800	681,744
FNF Group	49,439	1,932,570
Genworth Financial, Inc., Class A *	86,800	608,468
Greenlight Capital Re Ltd., Class A *	7,400	205,868
HCC Insurance Holdings, Inc.	16,550	1,276,998
Horace Mann Educators Corp.	8,300	292,492
Independence Holding Co.	2,970	38,848
Infinity Property & Casualty Corp.	2,500	193,775
Kemper Corp.	7,700	298,144
Lincoln National Corp.	51,626	2,907,576
Loews Corp.	60,174	2,293,231
Maiden Holdings Ltd.	18,900	312,606
Markel Corp. *	2,503	2,227,044
Marsh & McLennan Cos., Inc.	104,200	6,037,348
MBIA, Inc. *	25,250	150,237
Mercury General Corp.	5,400	304,830
MetLife, Inc.	220,203	12,274,115
    11

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Montpelier Re Holdings Ltd.	8,100	345,465
National General Holdings Corp.	10,400	238,056
National Western Life Insurance Co., Class A	500	120,495
Old Republic International Corp.	43,822	733,142
OneBeacon Insurance Group Ltd., Class A	14,800	214,600
PartnerRe Ltd.	8,900	1,210,044
Primerica, Inc.	10,700	483,961
Principal Financial Group, Inc.	48,641	2,700,062
ProAssurance Corp.	8,540	412,397
Prudential Financial, Inc.	91,072	8,047,122
Reinsurance Group of America, Inc.	12,900	1,245,108
RenaissanceRe Holdings Ltd.	8,532	915,484
RLI Corp.	5,600	309,288
Safety Insurance Group, Inc.	3,400	197,166
Selective Insurance Group, Inc.	7,800	240,318
StanCorp Financial Group, Inc.	6,300	718,326
State Auto Financial Corp.	5,500	133,100
Stewart Information Services Corp.	3,600	148,032
Symetra Financial Corp.	19,000	475,760
The Allstate Corp.	77,867	5,368,930
The Chubb Corp.	46,494	5,780,599
The Hanover Insurance Group, Inc.	6,900	557,865
The Hartford Financial Services Group, Inc.	78,262	3,721,358
The Navigators Group, Inc. *	4,200	328,356
The Phoenix Cos., Inc. *	475	6,555
The Progressive Corp.	99,564	3,036,702
The Travelers Cos., Inc.	62,752	6,659,242
Torchmark Corp.	22,200	1,367,742
United Fire Group, Inc.	5,000	172,800
Universal Insurance Holdings, Inc.	8,700	238,554
Unum Group	52,114	1,867,766
Validus Holdings Ltd.	16,857	781,322
W. R. Berkley Corp.	18,050	1,005,746
White Mountains Insurance Group Ltd.	1,600	1,129,600
Willis Group Holdings plc	39,800	1,850,302
XL Group plc	57,900	2,201,358
		141,697,775
Materials 3.2%
A. Schulman, Inc.	5,300	197,319
A.M. Castle & Co. *(c)	5,800	16,530
AEP Industries, Inc. *	1,900	91,865
Air Products & Chemicals, Inc.	38,000	5,415,380
Airgas, Inc.	15,100	1,540,502
AK Steel Holding Corp. *	32,127	94,775
Albemarle Corp.	23,603	1,279,283
Alcoa, Inc.	275,798	2,722,126
Allegheny Technologies, Inc.	20,092	428,361
American Vanguard Corp.	3,000	38,460
Ampco-Pittsburgh Corp.	4,500	59,895
AptarGroup, Inc.	10,900	738,911
Ashland, Inc.	11,923	1,363,037
Avery Dennison Corp.	16,000	973,600
Axalta Coating Systems Ltd. *	19,800	629,838
Axiall Corp.	15,400	453,222
Balchem Corp.	9,800	555,366
Ball Corp.	29,000	1,967,360
Security	Number of Shares	Value ($)
Bemis Co., Inc.	16,700	744,319
Berry Plastics Group, Inc. *	24,600	800,976
Boise Cascade Co. *	5,500	182,490
Cabot Corp.	10,900	383,462
Calgon Carbon Corp.	12,500	221,125
Carpenter Technology Corp.	8,300	311,582
Celanese Corp., Series A	30,700	2,023,744
Century Aluminum Co. *	11,600	108,112
CF Industries Holdings, Inc.	47,500	2,812,000
Chase Corp.	200	7,646
Chemtura Corp. *	14,000	384,020
Clearwater Paper Corp. *	5,472	322,027
Cliffs Natural Resources, Inc. (c)	21,100	53,172
Codexis, Inc. *	1,870	6,078
Coeur Mining, Inc. *	22,400	79,072
Commercial Metals Co.	22,800	351,348
Compass Minerals International, Inc.	7,300	584,000
Crown Holdings, Inc. *	28,000	1,442,280
Cytec Industries, Inc.	13,200	979,836
Deltic Timber Corp.	1,500	97,350
Domtar Corp.	10,500	426,930
E.I. du Pont de Nemours & Co.	178,907	9,975,854
Eagle Materials, Inc.	11,543	890,427
Eastman Chemical Co.	28,980	2,272,032
Ecolab, Inc.	50,704	5,872,030
Ferro Corp. *	21,000	291,690
Flotek Industries, Inc. *(c)	13,300	227,696
FMC Corp.	23,300	1,130,982
Freeport-McMoRan, Inc.	207,618	2,439,511
FutureFuel Corp.	8,300	94,952
General Moly, Inc. *	15,700	8,792
Globe Specialty Metals, Inc.	15,900	245,496
Graphic Packaging Holding Co.	52,900	798,790
Greif, Inc., Class A	11,300	350,187
H.B. Fuller Co.	9,000	360,540
Hawkins, Inc.	2,700	98,496
Haynes International, Inc.	2,500	106,425
Headwaters, Inc. *	12,000	228,120
Hecla Mining Co.	72,100	151,410
Horsehead Holding Corp. *	12,800	105,984
Huntsman Corp.	52,700	1,001,300
Innophos Holdings, Inc.	5,300	272,844
Innospec, Inc.	4,200	181,650
International Flavors & Fragrances, Inc.	18,100	2,092,179
International Paper Co.	85,480	4,091,928
Intrepid Potash, Inc. *	11,800	100,772
Kaiser Aluminum Corp.	3,600	304,020
KapStone Paper & Packaging Corp.	15,800	369,720
KMG Chemicals, Inc.	1,600	34,928
Koppers Holdings, Inc.	4,800	97,440
Kraton Performance Polymers, Inc. *	3,500	71,820
Kronos Worldwide, Inc.	11,720	115,325
Louisiana-Pacific Corp. *	32,900	484,946
LSB Industries, Inc. *	3,000	110,730
LyondellBasell Industries N.V., Class A	80,132	7,518,786
Martin Marietta Materials, Inc.	11,400	1,787,748
Materion Corp.	4,000	122,400
McEwen Mining, Inc. (c)	31,130	22,725
Minerals Technologies, Inc.	6,200	401,450
Monsanto Co.	92,626	9,437,663
12

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Myers Industries, Inc.	8,080	122,250
Neenah Paper, Inc.	4,231	256,314
NewMarket Corp.	1,900	755,649
Newmont Mining Corp.	99,474	1,707,969
Noranda Aluminum Holding Corp.	16,500	10,725
Nucor Corp.	62,400	2,754,336
Olin Corp.	15,820	363,702
Olympic Steel, Inc.	1,400	16,968
OM Group, Inc.	7,600	257,488
OMNOVA Solutions, Inc. *	10,400	67,288
Owens-Illinois, Inc. *	33,600	717,360
P.H. Glatfelter Co.	7,000	142,870
Packaging Corp. of America	20,100	1,422,879
Platform Specialty Products Corp. *	24,500	570,115
PolyOne Corp.	14,810	507,539
PPG Industries, Inc.	52,800	5,722,464
Praxair, Inc.	54,900	6,266,286
Quaker Chemical Corp.	3,200	296,640
Rayonier Advanced Materials, Inc.	6,960	97,788
Reliance Steel & Aluminum Co.	13,300	805,980
Rentech, Inc. *	37,400	28,473
Resolute Forest Products, Inc. *	14,000	138,320
Royal Gold, Inc.	11,400	574,788
RPM International, Inc.	24,600	1,153,002
Schnitzer Steel Industries, Inc., Class A	3,450	54,200
Schweitzer-Mauduit International, Inc.	4,600	182,620
Sealed Air Corp.	37,300	1,983,241
Sensient Technologies Corp.	7,400	506,086
Sigma-Aldrich Corp.	24,500	3,420,445
Silgan Holdings, Inc.	6,900	368,943
Sonoco Products Co.	16,800	693,504
Steel Dynamics, Inc.	59,000	1,181,770
Stepan Co.	4,300	210,743
Stillwater Mining Co. *	24,633	234,506
SunCoke Energy, Inc.	15,217	187,017
The Chemours Co.	34,661	378,498
The Dow Chemical Co.	213,951	10,068,534
The Mosaic Co.	59,512	2,555,445
The Scotts Miracle-Gro Co., Class A	7,300	440,847
The Sherwin-Williams Co.	15,601	4,333,334
The Valspar Corp.	13,300	1,107,624
TimkenSteel Corp.	6,550	122,026
Tredegar Corp.	5,100	85,986
Tronox Ltd., Class A	9,800	107,604
United States Steel Corp. (c)	26,300	512,061
Universal Stainless & Alloy Products, Inc. *	1,800	24,318
Valhi, Inc.	13,600	60,520
Vulcan Materials Co.	26,192	2,383,996
W.R. Grace & Co. *	13,600	1,372,648
Wausau Paper Corp.	8,700	76,908
Westlake Chemical Corp.	7,500	468,525
WestRock Co. *	51,969	3,277,165
Worthington Industries, Inc.	7,200	194,832
		146,508,326
Media 3.5%
A. H. Belo Corp., Class A	13,980	71,997
AMC Networks, Inc., Class A *	10,400	875,888
Security	Number of Shares	Value ($)
Cable One, Inc. *	900	373,698
Cablevision Systems Corp., Class A	43,900	1,238,858
Carmike Cinemas, Inc. *	6,300	157,815
CBS Corp., Class B - Non Voting Shares	91,190	4,875,929
Central European Media Enterprises Ltd., Class A *(c)	9,900	23,760
Charter Communications, Inc., Class A *(c)	15,800	2,936,588
Cinemark Holdings, Inc.	19,600	773,416
Clear Channel Outdoor Holdings, Inc., Class A	20,700	199,962
Comcast Corp., Class A	490,960	30,640,814
Crown Media Holdings, Inc., Class A *	6,000	26,820
Cumulus Media, Inc., Class A *	25,351	41,829
Discovery Communications, Inc., Class A *	26,061	860,534
Discovery Communications, Inc., Class C *	57,261	1,735,008
DISH Network Corp., Class A *	39,400	2,545,634
DreamWorks Animation SKG, Inc., Class A *	19,500	470,145
Entercom Communications Corp., Class A *	11,000	115,830
Gannett Co., Inc. *	19,500	246,675
Global Eagle Entertainment, Inc. *	17,114	212,556
Harte-Hanks, Inc.	17,200	80,668
John Wiley & Sons, Inc., Class A	9,000	477,090
Journal Media Group, Inc.	5,745	46,477
Liberty Broadband Corp., Class A *	4,373	236,011
Liberty Broadband Corp., Class C *	17,496	936,561
Liberty Global plc LiLAC., Class A *	2,498	106,814
Liberty Global plc LiLAC., Class C *	5,708	242,875
Liberty Global plc, Class A *	49,975	2,621,689
Liberty Global plc, Series C *	114,175	5,610,560
Liberty Media Corp., Class A *	17,495	661,311
Liberty Media Corp., Class C *	48,590	1,831,843
Lions Gate Entertainment Corp.	20,600	807,108
Live Nation Entertainment, Inc. *	26,457	693,703
Loral Space & Communications, Inc. *	2,800	177,380
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	158,427
Media General, Inc. *	18,400	292,008
Meredith Corp.	5,100	244,392
Morningstar, Inc.	5,500	468,545
National CineMedia, Inc.	13,200	204,600
New Media Investment Group, Inc.	11,500	195,615
News Corp., Class A *	104,687	1,542,040
Nexstar Broadcasting Group, Inc., Class A	4,500	258,120
Omnicom Group, Inc.	45,800	3,347,064
Regal Entertainment Group, Class A	12,100	249,260
Rentrak Corp. *(c)	3,000	205,410
Salem Media Group, Inc.	5,700	36,651
Scholastic Corp.	7,300	314,557
Scripps Networks Interactive, Inc., Class A	19,200	1,201,536
Sinclair Broadcast Group, Inc., Class A	11,000	319,220
Sirius XM Holdings, Inc. *	485,300	1,921,788
Sizmek, Inc. *	8,300	64,408
Starz, Class A *	16,195	655,088
    13

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TEGNA, Inc.	46,100	1,342,893
The E.W. Scripps Co., Class A	18,547	407,478
The Interpublic Group of Cos., Inc.	73,037	1,555,688
The Madison Square Garden Co., Class A *	10,175	848,595
The New York Times Co., Class A	40,200	531,444
The Walt Disney Co.	303,839	36,460,680
Time Warner Cable, Inc.	55,437	10,533,584
Time Warner, Inc.	158,957	13,994,574
Time, Inc.	19,122	426,803
Tribune Media Co., Class A	18,500	934,065
Twenty-First Century Fox, Inc., Class A	351,678	12,129,374
Viacom, Inc., Class B	68,922	3,928,554
World Wrestling Entertainment, Inc., Class A (c)	5,700	111,549
		157,837,856
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	336,196	23,537,082
ACADIA Pharmaceuticals, Inc. *	16,600	810,246
Accelerate Diagnostics, Inc. *	5,300	147,764
Achillion Pharmaceuticals, Inc. *	19,800	168,696
Acorda Therapeutics, Inc. *	8,400	288,624
Acura Pharmaceuticals, Inc. *	20,900	16,409
Aegerion Pharmaceuticals, Inc. *(c)	3,800	72,694
Affymetrix, Inc. *	25,500	279,480
Agilent Technologies, Inc.	62,917	2,576,451
Agios Pharmaceuticals, Inc. *	2,200	242,396
Akorn, Inc. *	15,400	710,094
Albany Molecular Research, Inc. *	8,800	186,032
Alder Biopharmaceuticals, Inc. *	6,300	292,446
Alexion Pharmaceuticals, Inc. *	43,500	8,588,640
Alkermes plc *	28,600	2,002,572
Allergan plc *	77,087	25,527,360
Alnylam Pharmaceuticals, Inc. *	13,500	1,720,305
AMAG Pharmaceuticals, Inc. *	6,600	421,740
Amgen, Inc.	149,489	26,398,263
Amicus Therapeutics, Inc. *	13,800	237,222
Anacor Pharmaceuticals, Inc. *	9,800	1,462,062
Aratana Therapeutics, Inc. *	10,100	177,962
Arena Pharmaceuticals, Inc. *	32,100	129,684
ARIAD Pharmaceuticals, Inc. *	57,200	466,752
ArQule, Inc. *	21,000	35,910
Array BioPharma, Inc. *	62,184	361,289
Arrowhead Research Corp. *(c)	10,700	66,126
AVEO Pharmaceuticals, Inc. *(c)	15,100	21,291
Baxalta, Inc. *	105,806	3,473,611
Bio-Rad Laboratories, Inc., Class A *	4,900	738,626
Bio-Techne Corp.	5,800	634,404
BioCryst Pharmaceuticals, Inc. *	23,900	369,972
BioDelivery Sciences International, Inc. *	14,119	115,070
Biogen, Inc. *	46,312	14,763,339
BioMarin Pharmaceutical, Inc. *	31,000	4,534,370
Biota Pharmaceuticals, Inc. *	26,016	61,918
Bluebird Bio, Inc. *	8,000	1,326,640
Bristol-Myers Squibb Co.	326,953	21,461,195
Bruker Corp. *	18,000	378,900
Cambrex Corp. *	7,200	354,600
Catalent, Inc. *	18,000	613,440
Security	Number of Shares	Value ($)
Celgene Corp. *	155,062	20,351,887
Celldex Therapeutics, Inc. *	25,800	607,590
Cempra, Inc. *	7,500	313,950
Cepheid *	16,200	900,558
Charles River Laboratories International, Inc. *	7,416	575,630
Chimerix, Inc. *	7,200	386,928
Clovis Oncology, Inc. *	8,400	709,212
Depomed, Inc. *	14,500	456,750
Durect Corp. *	14,500	34,075
Dyax Corp. *	31,000	762,910
Dynavax Technologies Corp. *(c)	10,950	322,040
Eli Lilly & Co.	192,289	16,250,343
Emergent Biosolutions, Inc. *	10,400	341,432
Endo International plc *	39,350	3,444,699
Endocyte, Inc. *(c)	11,300	58,308
Enzo Biochem, Inc. *	43,981	131,943
Enzon Pharmaceuticals, Inc.	21,300	29,181
EPIRUS Biopharmaceuticals, Inc. *(c)	843	5,471
Esperion Therapeutics, Inc. *	3,500	217,000
Exact Sciences Corp. *(c)	16,300	392,341
Exelixis, Inc. *(c)	44,700	256,131
Fluidigm Corp. *	6,000	120,180
Foundation Medicine, Inc. *(c)	6,500	131,918
Genomic Health, Inc. *	8,400	227,472
Geron Corp. *	46,200	187,110
Gilead Sciences, Inc.	288,692	34,025,239
GTx, Inc. *(c)	15,900	17,649
Halozyme Therapeutics, Inc. *	28,000	653,520
Harvard Apparatus Regenerative Technology, Inc. *	4,825	5,501
Harvard Bioscience, Inc. *	19,300	94,377
Heron Therapeutics, Inc. *	8,200	265,188
Horizon Pharma plc *	30,500	1,123,925
Hospira, Inc. *	32,870	2,940,221
Illumina, Inc. *	29,000	6,359,700
ImmunoGen, Inc. *	16,900	304,538
Immunomedics, Inc. *(c)	64,448	132,118
Impax Laboratories, Inc. *	13,800	668,748
Incyte Corp. *	32,200	3,357,816
Infinity Pharmaceuticals, Inc. *	19,600	171,304
Inovio Pharmaceuticals, Inc. *(c)	20,194	147,214
Insmed, Inc. *	15,000	406,500
Intercept Pharmaceuticals, Inc. *	2,700	712,287
Intrexon Corp. *	8,700	567,675
Ironwood Pharmaceuticals, Inc. *	19,800	206,910
Isis Pharmaceuticals, Inc. *	22,900	1,257,897
Jazz Pharmaceuticals plc *	11,400	2,191,536
Johnson & Johnson	541,909	54,304,701
Juno Therapeutics, Inc. *(c)	5,800	283,736
Keryx Biopharmaceuticals, Inc. *(c)	24,800	197,904
Kite Pharma, Inc. *(c)	2,900	211,033
KYTHERA Biopharmaceuticals, Inc. *	5,319	396,372
Lannett Co., Inc. *	8,800	524,480
Lexicon Pharmaceuticals, Inc. *	18,214	153,726
Ligand Pharmaceuticals, Inc. *	4,948	535,670
Luminex Corp. *	12,900	222,267
MacroGenics, Inc. *	7,500	282,000
Mallinckrodt plc *	21,702	2,690,180
MannKind Corp. *(c)	40,800	175,032
Medivation, Inc. *	15,200	1,601,016
14

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Merck & Co., Inc.	555,416	32,747,327
Merrimack Pharmaceuticals, Inc. *	38,590	389,759
Mettler-Toledo International, Inc. *	5,900	1,991,840
MiMedx Group, Inc. *	26,820	287,779
Momenta Pharmaceuticals, Inc. *	13,500	293,490
Mylan N.V. *	80,100	4,484,799
Myriad Genetics, Inc. *(c)	11,100	378,732
Nektar Therapeutics *	18,300	230,763
Neurocrine Biosciences, Inc. *	21,600	1,082,592
NewLink Genetics Corp. *	4,700	245,105
Novavax, Inc. *	52,500	633,150
Omeros Corp. *(c)	8,800	141,680
Oncothyreon, Inc. *	25,700	93,548
OPKO Health, Inc. *(c)	57,500	941,275
Orexigen Therapeutics, Inc. *(c)	32,750	131,000
OvaScience, Inc. *	4,900	139,650
Pacira Pharmaceuticals, Inc. *	6,500	431,730
Pain Therapeutics, Inc. *	18,600	35,154
PAREXEL International Corp. *	9,300	641,328
PDL BioPharma, Inc.	28,700	167,034
PerkinElmer, Inc.	23,577	1,247,695
Perrigo Co., plc	29,700	5,708,340
Pfizer, Inc.	1,203,425	43,395,505
Portola Pharmaceuticals, Inc. *	13,300	657,552
POZEN, Inc. *	16,100	186,760
Prestige Brands Holdings, Inc. *	8,500	404,770
Prothena Corp. plc *	8,919	588,386
PTC Therapeutics, Inc. *	5,885	301,371
Puma Biotechnology, Inc. *	4,800	434,880
Quintiles Transnational Holdings, Inc. *	18,800	1,442,336
Raptor Pharmaceutical Corp. *	29,942	426,374
Receptos, Inc. *	5,500	1,253,230
Regeneron Pharmaceuticals, Inc. *	14,900	8,249,534
Relypsa, Inc. *	7,400	245,014
Repligen Corp. *	9,886	346,109
Retrophin, Inc. *	9,400	298,356
Rigel Pharmaceuticals, Inc. *	48,200	143,636
Sagent Pharmaceuticals, Inc. *	9,800	240,884
Sangamo BioSciences, Inc. *	14,600	133,590
Sarepta Therapeutics, Inc. *(c)	9,800	312,816
Seattle Genetics, Inc. *	17,900	856,873
Sequenom, Inc. *(c)	87,600	247,032
Spectrum Pharmaceuticals, Inc. *	24,200	167,343
Sucampo Pharmaceuticals, Inc., Class A *	12,400	270,196
Synta Pharmaceuticals Corp. *	43,900	93,068
TESARO, Inc. *	6,195	359,310
Tetraphase Pharmaceuticals, Inc. *	5,600	266,280
The Medicines Co. *	10,600	332,734
TherapeuticsMD, Inc. *	35,777	278,703
Theravance Biopharma, Inc. *(c)	3,914	49,082
Theravance, Inc. (c)	13,700	209,884
Thermo Fisher Scientific, Inc.	77,302	10,785,948
Ultragenyx Pharmaceutical, Inc. *	6,000	725,580
United Therapeutics Corp. *	9,100	1,541,176
Vanda Pharmaceuticals, Inc. *(c)	13,953	170,785
Vertex Pharmaceuticals, Inc. *	49,844	6,728,940
Vical, Inc. *	34,400	22,154
VIVUS, Inc. *(c)	23,400	35,334
Waters Corp. *	16,100	2,149,189
XenoPort, Inc. *	37,200	271,560
Security	Number of Shares	Value ($)
ZIOPHARM Oncology, Inc. *(c)	56,711	757,659
Zoetis, Inc.	101,079	4,950,849
		452,949,268
Real Estate 4.0%
Acadia Realty Trust	23,300	745,134
AG Mortgage Investment Trust, Inc.	12,000	218,400
Agree Realty Corp.	5,000	154,950
Alexander & Baldwin, Inc.	6,400	241,600
Alexander's, Inc.	800	324,376
Alexandria Real Estate Equities, Inc.	15,800	1,464,818
Altisource Portfolio Solutions S.A. *(c)	2,800	91,448
Altisource Residential Corp.	10,789	177,587
American Assets Trust, Inc.	8,000	332,960
American Campus Communities, Inc.	29,900	1,115,868
American Capital Agency Corp.	72,900	1,404,054
American Capital Mortgage Investment Corp.	14,600	235,644
American Homes 4 Rent, Class A	24,300	402,165
American Realty Investors, Inc. *	1,537	7,931
American Tower Corp.	82,944	7,888,804
Annaly Capital Management, Inc.	200,600	1,995,970
Anworth Mortgage Asset Corp.	24,200	121,000
Apartment Investment & Management Co., Class A	39,211	1,532,366
Apollo Commercial Real Estate Finance, Inc.	11,400	192,432
Apollo Residential Mortgage, Inc.	12,900	186,792
ARMOUR Residential REIT, Inc.	61,000	173,240
Ashford Hospitality Prime, Inc.	2,168	31,566
Ashford Hospitality Trust, Inc.	9,000	78,660
Associated Estates Realty Corp.	14,800	425,500
AV Homes, Inc. *	6,500	96,005
AvalonBay Communities, Inc.	26,919	4,639,220
BioMed Realty Trust, Inc.	31,700	682,818
Blackstone Mortgage Trust, Inc., Class A	18,102	528,035
Boston Properties, Inc.	31,100	3,834,008
Brandywine Realty Trust	62,663	862,870
Brixmor Property Group, Inc.	31,600	773,252
Camden Property Trust	17,500	1,393,525
Campus Crest Communities, Inc.	17,900	102,030
Capstead Mortgage Corp.	21,740	240,662
CareTrust REIT, Inc.	7,131	92,560
CBL & Associates Properties, Inc.	26,785	437,667
CBRE Group, Inc., Class A *	57,000	2,164,290
Cedar Realty Trust, Inc.	33,200	222,440
Chambers Street Properties	37,300	276,766
Chatham Lodging Trust	8,234	222,483
Chesapeake Lodging Trust	8,500	272,595
Chimera Investment Corp.	33,940	482,966
CIM Commercial Trust Corp.	9,700	150,932
Colony Capital, Inc., Class A	19,300	438,496
Columbia Property Trust, Inc.	20,200	488,032
Communications Sales & Leasing, Inc. *	21,853	455,635
Consolidated-Tomoka Land Co.	2,000	115,860
CoreSite Realty Corp.	3,400	170,680
Corporate Office Properties Trust	14,400	333,072
Corrections Corp. of America	20,285	713,423
    15

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	53,345	553,721
Crown Castle International Corp.	65,323	5,350,607
CubeSmart	41,400	1,083,024
CyrusOne, Inc.	10,000	307,400
CYS Investments, Inc.	25,500	197,880
DCT Industrial Trust, Inc.	15,900	552,684
DDR Corp.	54,584	889,719
DiamondRock Hospitality Co.	59,386	748,857
Digital Realty Trust, Inc.	27,300	1,754,571
Douglas Emmett, Inc.	24,948	731,226
Duke Realty Corp.	59,590	1,201,930
DuPont Fabros Technology, Inc.	9,200	277,380
Dynex Capital, Inc.	21,998	162,125
EastGroup Properties, Inc.	6,300	379,260
Education Realty Trust, Inc.	9,166	290,012
Empire State Realty Trust, Inc., Class A	22,502	400,086
EPR Properties	9,600	548,352
Equinix, Inc.	10,686	2,980,432
Equity Commonwealth *	23,450	614,390
Equity LifeStyle Properties, Inc.	20,700	1,198,116
Equity One, Inc.	12,100	310,607
Equity Residential	73,500	5,498,535
Essex Property Trust, Inc.	12,989	2,921,356
Extra Space Storage, Inc.	23,200	1,705,664
Federal Realty Investment Trust	15,200	2,079,208
FelCor Lodging Trust, Inc.	28,000	262,080
First Industrial Realty Trust, Inc.	15,900	332,946
First Potomac Realty Trust	14,800	167,980
Forest City Enterprises, Inc., Class A *	33,700	786,895
Forestar Group, Inc. *	4,933	63,142
Franklin Street Properties Corp.	22,500	264,825
Gaming & Leisure Properties, Inc.	21,618	707,990
General Growth Properties, Inc.	125,309	3,400,886
Getty Realty Corp.	9,500	157,890
Government Properties Income Trust	9,900	170,973
Gramercy Property Trust, Inc.	6,807	166,499
Griffin Industrial Realty, Inc.	300	9,408
Hatteras Financial Corp.	13,800	224,388
HCP, Inc.	89,348	3,452,407
Health Care REIT, Inc.	71,958	4,991,726
Healthcare Realty Trust, Inc.	15,800	379,832
Healthcare Trust of America, Inc., Class A	21,000	527,730
Hersha Hospitality Trust	10,000	271,200
Highwoods Properties, Inc.	17,261	730,658
Home Properties, Inc.	9,500	700,150
Hospitality Properties Trust	24,500	671,790
Host Hotels & Resorts, Inc.	146,663	2,842,329
Hudson Pacific Properties, Inc.	9,100	280,098
Inland Real Estate Corp.	20,300	199,346
Invesco Mortgage Capital, Inc.	22,300	321,343
Investors Real Estate Trust	28,600	206,206
Iron Mountain, Inc.	36,173	1,086,999
iStar Financial, Inc. *	13,390	175,409
Jones Lang LaSalle, Inc.	9,300	1,655,772
Kennedy-Wilson Holdings, Inc.	12,200	308,904
Kilroy Realty Corp.	15,400	1,091,090
Kimco Realty Corp.	74,295	1,835,829
Kite Realty Group Trust	15,825	417,780
Lamar Advertising Co., Class A	16,100	966,805
LaSalle Hotel Properties	19,700	655,419
Security	Number of Shares	Value ($)
Lexington Realty Trust	33,567	288,676
Liberty Property Trust	33,100	1,126,393
LTC Properties, Inc.	8,700	381,669
Mack-Cali Realty Corp.	18,500	385,540
Maui Land & Pineapple Co., Inc. *	800	4,136
Medical Properties Trust, Inc.	65,300	892,651
MFA Financial, Inc.	60,500	455,565
Mid-America Apartment Communities, Inc.	12,844	1,031,887
Monmouth Real Estate Investment Corp.	18,100	181,362
Monogram Residential Trust, Inc.	55,400	517,436
National Health Investors, Inc.	5,900	384,975
National Retail Properties, Inc.	29,220	1,086,107
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	45,250	709,973
New Senior Investment Group, Inc.	20,583	266,344
New York Mortgage Trust, Inc. (c)	18,600	139,128
New York REIT, Inc.	28,100	291,116
Newcastle Investment Corp.	20,583	101,063
NorthStar Realty Finance Corp.	45,075	721,200
Omega Healthcare Investors, Inc.	32,494	1,178,232
One Liberty Properties, Inc.	1,400	31,640
Outfront Media, Inc.	24,003	603,195
Paramount Group, Inc.	45,900	820,233
Parkway Properties, Inc.	14,940	268,024
Pebblebrook Hotel Trust	12,300	500,610
Pennsylvania Real Estate Investment Trust	13,900	304,688
PennyMac Mortgage Investment Trust	14,400	255,744
Physicians Realty Trust	10,600	170,024
Piedmont Office Realty Trust, Inc., Class A	27,500	500,775
Plum Creek Timber Co., Inc.	37,947	1,555,827
Post Properties, Inc.	8,200	466,908
Potlatch Corp.	5,753	201,413
Preferred Apartment Communities, Inc., Class A	3,700	41,921
Prologis, Inc.	106,534	4,326,346
PS Business Parks, Inc.	3,000	230,970
Public Storage	28,097	5,764,943
RAIT Financial Trust	16,199	84,883
Ramco-Gershenson Properties Trust	22,500	381,150
Rayonier, Inc.	20,882	513,697
Realogy Holdings Corp. *	29,400	1,338,288
Realty Income Corp.	48,035	2,319,610
Redwood Trust, Inc.	19,700	305,350
Regency Centers Corp.	17,233	1,102,395
Resource Capital Corp.	28,600	102,388
Retail Opportunity Investments Corp.	14,400	246,960
Retail Properties of America, Inc., Class A	41,600	605,696
RLJ Lodging Trust	30,400	906,832
Rouse Properties, Inc.	10,715	188,584
Ryman Hospitality Properties, Inc.	7,837	448,120
Sabra Health Care REIT, Inc.	13,700	374,695
Saul Centers, Inc.	4,700	243,836
Select Income REIT	14,600	293,022
Senior Housing Properties Trust	37,819	653,134
Silver Bay Realty Trust Corp.	13,033	211,265
Simon Property Group, Inc.	61,905	11,589,854
16

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SL Green Realty Corp.	19,566	2,252,829
Sovran Self Storage, Inc.	6,626	630,861
Spirit Realty Capital, Inc.	69,048	700,837
STAG Industrial, Inc.	11,900	233,716
Starwood Property Trust, Inc.	50,873	1,106,997
Starwood Waypoint Residential Trust	6,440	157,651
Strategic Hotels & Resorts, Inc. *	42,000	574,140
Summit Hotel Properties, Inc.	9,600	130,848
Sun Communities, Inc.	11,300	785,463
Sunstone Hotel Investors, Inc.	60,145	846,240
Tanger Factory Outlet Centers, Inc.	15,600	506,688
Taubman Centers, Inc.	14,900	1,114,520
Tejon Ranch Co. *	3,674	91,189
The Geo Group, Inc.	11,899	449,187
The Howard Hughes Corp. *	6,300	856,548
The Macerich Co.	27,405	2,169,380
The St. Joe Co. *	18,800	305,500
Two Harbors Investment Corp.	60,300	616,266
UDR, Inc.	50,961	1,722,991
UMH Properties, Inc.	7,900	75,840
Universal Health Realty Income Trust	4,700	230,159
Urban Edge Properties	16,046	344,508
Urstadt Biddle Properties, Inc., Class A	4,500	85,950
Ventas, Inc.	66,966	4,492,749
VEREIT, Inc.	178,200	1,561,032
Vornado Realty Trust	34,092	3,325,675
Washington Real Estate Investment Trust	9,700	260,348
Weingarten Realty Investors	17,175	604,217
Western Asset Mortgage Capital Corp. (c)	4,607	63,899
Weyerhaeuser Co.	99,992	3,068,755
Whitestone REIT	2,100	27,153
WP Carey, Inc.	22,700	1,389,013
WP GLIMCHER, Inc.	33,804	457,706
Xenia Hotels & Resorts, Inc. (c)	35,200	729,696
		183,020,477
Retailing 4.9%
Aaron's, Inc.	14,675	542,681
Abercrombie & Fitch Co., Class A	11,800	237,062
Advance Auto Parts, Inc.	15,340	2,672,381
Aeropostale, Inc. *(c)	25,600	38,656
Amazon.com, Inc. *	74,825	40,117,424
America's Car-Mart, Inc. *	6,850	316,881
American Eagle Outfitters, Inc.	40,750	723,312
ANN, Inc. *	6,625	303,094
Asbury Automotive Group, Inc. *	6,500	573,950
Ascena Retail Group, Inc. *	21,236	265,875
AutoNation, Inc. *	13,800	860,292
AutoZone, Inc. *	6,600	4,626,204
Barnes & Noble, Inc. *	7,400	194,546
Bed Bath & Beyond, Inc. *	35,500	2,315,665
Best Buy Co., Inc.	55,725	1,799,360
Big Lots, Inc.	14,700	634,746
Burlington Stores, Inc. *	17,000	935,680
Cabela's, Inc. *	7,700	342,111
Caleres, Inc.	6,675	220,542
CarMax, Inc. *	40,246	2,596,269
Chico's FAS, Inc.	26,200	398,764
Security	Number of Shares	Value ($)
Christopher & Banks Corp. *	13,400	43,282
Conn's, Inc. *	7,900	272,708
Core-Mark Holding Co., Inc.	4,000	254,280
CST Brands, Inc.	12,286	465,394
Destination Maternity Corp.	5,000	49,350
Dick's Sporting Goods, Inc.	17,500	892,150
Dillard's, Inc., Class A	4,300	438,084
Dollar General Corp.	59,625	4,792,061
Dollar Tree, Inc. *	43,344	3,382,132
DSW, Inc., Class A	11,560	375,931
Expedia, Inc.	19,472	2,364,680
Express, Inc. *	12,600	239,904
Five Below, Inc. *	7,800	287,586
Foot Locker, Inc.	29,900	2,109,445
Francesca's Holdings Corp. *	13,300	161,728
Fred's, Inc., Class A	6,700	120,868
FTD Cos., Inc. *	8,070	235,079
GameStop Corp., Class A (c)	19,348	887,106
Genesco, Inc. *	4,300	278,167
Genuine Parts Co.	32,800	2,917,560
GNC Holdings, Inc., Class A	15,500	762,755
Group 1 Automotive, Inc.	4,400	426,668
Groupon, Inc. *	88,400	426,088
Guess?, Inc.	7,900	172,931
Hibbett Sports, Inc. *	3,543	161,384
HSN, Inc.	6,269	460,834
J.C. Penney Co., Inc. *	50,700	417,768
Kirkland's, Inc.	8,700	237,336
Kohl's Corp.	39,600	2,428,272
L Brands, Inc.	47,520	3,835,814
Lands' End, Inc. *(c)	7,747	182,674
Liberty Interactive Corp., QVC Group, Class A *	89,109	2,588,616
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	405,081
Liberty Ventures, Series A *	25,347	1,051,394
Lithia Motors, Inc., Class A	3,300	394,977
LKQ Corp. *	58,900	1,852,994
Lowe's Cos., Inc.	184,351	12,786,585
Lumber Liquidators Holdings, Inc. *(c)	4,600	88,780
Macy's, Inc.	63,863	4,410,379
MarineMax, Inc. *	16,300	294,378
Mattress Firm Holding Corp. *	3,200	197,920
Monro Muffler Brake, Inc.	4,462	282,222
Murphy USA, Inc. *	6,875	376,475
Netflix, Inc. *	82,047	9,378,793
Nordstrom, Inc.	26,300	2,006,953
O'Reilly Automotive, Inc. *	19,799	4,757,898
Office Depot, Inc. *	99,656	797,248
Orbitz Worldwide, Inc. *	22,152	249,875
Outerwall, Inc.	5,000	354,100
Pacific Sunwear of California, Inc. *	41,175	26,393
Penske Automotive Group, Inc.	13,200	712,800
Pier 1 Imports, Inc.	15,800	186,598
Pool Corp.	6,662	469,138
Rent-A-Center, Inc.	7,750	207,623
Restoration Hardware Holdings, Inc. *	6,300	639,198
Ross Stores, Inc.	80,400	4,274,064
Sally Beauty Holdings, Inc. *	24,850	740,281
Sears Holdings Corp. *(c)	11,385	245,347
Select Comfort Corp. *	12,200	317,688
    17

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shoe Carnival, Inc.	6,300	178,353
Shutterfly, Inc. *	6,300	272,475
Signet Jewelers Ltd.	16,800	2,036,496
Sonic Automotive, Inc., Class A	11,200	260,848
Stage Stores, Inc.	14,275	251,240
Staples, Inc.	118,900	1,749,019
Stein Mart, Inc.	10,300	104,957
Systemax, Inc. *	8,000	54,560
Target Corp.	121,878	9,975,714
The Buckle, Inc.	3,875	171,391
The Cato Corp., Class A	7,100	272,711
The Children's Place, Inc.	3,600	208,440
The Finish Line, Inc., Class A	7,161	196,856
The Gap, Inc.	51,800	1,889,664
The Home Depot, Inc.	254,163	29,744,696
The Men's Wearhouse, Inc.	6,600	392,832
The Michaels Cos., Inc. *	16,000	405,440
The Pep Boys - Manny, Moe & Jack *	19,400	229,890
The Priceline Group, Inc. *	10,036	12,480,469
The TJX Cos., Inc.	133,447	9,317,270
Tiffany & Co.	22,200	2,124,540
Tractor Supply Co.	25,700	2,377,764
Trans World Entertainment Corp. *	9,700	34,144
TripAdvisor, Inc. *	22,272	1,767,951
Tuesday Morning Corp. *	10,800	101,304
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,008,963
Urban Outfitters, Inc. *	18,000	587,160
Vitamin Shoppe, Inc. *	4,200	154,392
VOXX International Corp. *	9,100	72,800
West Marine, Inc. *	8,200	74,456
Williams-Sonoma, Inc.	16,200	1,371,492
Winmark Corp.	1,700	172,312
Zumiez, Inc. *	10,500	274,050
		222,203,961
Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc. *	4,500	117,855
Advanced Micro Devices, Inc. *(c)	123,300	237,969
Altera Corp.	63,700	3,163,342
Amkor Technology, Inc. *	35,700	157,437
Amtech Systems, Inc. *	3,500	23,135
ANADIGICS, Inc. *	8,150	5,135
Analog Devices, Inc.	60,249	3,514,324
Applied Materials, Inc.	245,798	4,267,053
Applied Micro Circuits Corp. *	21,300	132,273
Atmel Corp.	110,700	916,596
Avago Technologies Ltd.	51,300	6,419,682
AXT, Inc. *	3,500	8,225
Broadcom Corp., Class A	111,590	5,647,570
Brooks Automation, Inc.	11,885	125,387
Cabot Microelectronics Corp. *	5,660	256,624
Cavium, Inc. *	10,400	705,120
CEVA, Inc. *	7,233	135,474
Cirrus Logic, Inc. *	9,800	323,498
Cohu, Inc.	7,500	74,325
Cree, Inc. *(c)	20,900	515,185
Cypress Semiconductor Corp. *	69,226	794,715
Diodes, Inc. *	11,012	244,356
DSP Group, Inc. *	6,300	54,999
Entegris, Inc. *	19,299	285,915
Security	Number of Shares	Value ($)
Exar Corp. *	9,834	77,394
Fairchild Semiconductor International, Inc. *	17,800	268,068
First Solar, Inc. *	13,279	588,260
FormFactor, Inc. *	14,600	105,558
Freescale Semiconductor Ltd. *	21,400	853,218
GSI Technology, Inc. *	8,500	43,775
Integrated Device Technology, Inc. *	26,920	514,441
Integrated Silicon Solution, Inc.	9,338	204,782
Intel Corp.	924,297	26,758,398
Intersil Corp., Class A	26,764	297,883
IXYS Corp.	6,900	72,174
KLA-Tencor Corp.	29,000	1,538,450
Kopin Corp. *	19,600	58,408
Kulicke & Soffa Industries, Inc. *	18,500	192,585
Lam Research Corp.	30,267	2,326,624
Lattice Semiconductor Corp. *	25,100	123,492
Linear Technology Corp.	41,900	1,717,900
Marvell Technology Group Ltd.	73,200	910,608
Maxim Integrated Products, Inc.	55,700	1,896,028
MaxLinear, Inc., Class A *	4,422	48,111
Micrel, Inc.	9,700	135,315
Microchip Technology, Inc.	42,875	1,836,765
Micron Technology, Inc. *	208,307	3,855,763
Microsemi Corp. *	28,952	953,679
MKS Instruments, Inc.	7,900	280,450
Monolithic Power Systems, Inc.	6,500	336,115
MoSys, Inc. *	6,400	8,896
Nanometrics, Inc. *	5,300	72,504
NVIDIA Corp.	97,000	1,935,150
OmniVision Technologies, Inc. *	13,900	339,438
ON Semiconductor Corp. *	75,165	798,252
PDF Solutions, Inc. *	9,699	135,883
Pericom Semiconductor Corp.	6,600	79,002
Photronics, Inc. *	18,000	148,500
PMC-Sierra, Inc. *	27,300	185,913
Power Integrations, Inc.	4,200	162,792
Qorvo, Inc. *	30,074	1,742,788
QuickLogic Corp. *(c)	27,600	37,536
Rambus, Inc. *	19,600	256,564
Rudolph Technologies, Inc. *	16,418	184,210
Semtech Corp. *	21,700	381,703
Silicon Laboratories, Inc. *	5,000	224,950
Skyworks Solutions, Inc.	35,789	3,423,934
SunEdison, Inc. *	58,000	1,350,240
SunPower Corp. *	6,800	183,804
Synaptics, Inc. *	8,450	670,761
Teradyne, Inc.	34,959	673,310
Tessera Technologies, Inc.	11,100	384,726
Texas Instruments, Inc.	205,597	10,275,738
Ultratech, Inc. *	4,800	76,416
Veeco Instruments, Inc. *	8,800	227,744
Xcerra Corp. *	19,192	120,622
Xilinx, Inc.	47,500	1,983,125
		100,184,939
Software & Services 10.6%
Accenture plc, Class A	121,997	12,579,111
ACI Worldwide, Inc. *	23,100	546,777
Activision Blizzard, Inc.	98,232	2,533,403
Actua Corp. *	8,050	118,577
18

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Acxiom Corp. *	13,300	238,203
Adobe Systems, Inc. *	91,810	7,527,502
Akamai Technologies, Inc. *	37,038	2,841,185
Alliance Data Systems Corp. *	12,644	3,477,606
Amdocs Ltd.	34,600	2,029,290
Angie's List, Inc. *(c)	22,248	111,240
ANSYS, Inc. *	19,286	1,815,777
Aspen Technology, Inc. *	15,400	683,452
Autodesk, Inc. *	44,300	2,240,694
Automatic Data Processing, Inc.	89,762	7,160,315
Bankrate, Inc. *	14,600	133,152
Bazaarvoice, Inc. *	15,200	85,728
Blackbaud, Inc.	13,400	819,544
Blackhawk Network Holdings, Inc. *	12,003	551,298
Blucora, Inc. *	11,572	163,975
Booz Allen Hamilton Holding Corp.	24,800	687,704
Bottomline Technologies de, Inc. *	8,800	241,648
Broadridge Financial Solutions, Inc.	19,725	1,070,476
BroadSoft, Inc. *	6,500	226,980
CA, Inc.	69,408	2,022,202
CACI International, Inc., Class A *	4,100	336,733
Cadence Design Systems, Inc. *	47,500	996,075
Callidus Software, Inc. *	16,546	274,664
Cardtronics, Inc. *	8,800	326,216
CDK Global, Inc.	32,620	1,684,497
Ciber, Inc. *	24,900	82,419
Citrix Systems, Inc. *	30,800	2,328,788
Cognizant Technology Solutions Corp., Class A *	117,100	7,389,010
CommVault Systems, Inc. *	6,900	258,543
Computer Sciences Corp.	27,638	1,808,354
comScore, Inc. *	7,500	438,750
Comverse, Inc. *	6,250	126,688
Constant Contact, Inc. *	7,000	180,880
Convergys Corp.	16,000	401,760
CoreLogic, Inc. *	23,100	911,064
Cornerstone OnDemand, Inc. *	7,100	256,026
CoStar Group, Inc. *	6,600	1,328,514
Covisint Corp. *	4,460	13,291
CSG Systems International, Inc.	8,900	276,790
Dealertrack Technologies, Inc. *	10,700	664,149
Demand Media, Inc. *	5,920	35,224
Demandware, Inc. *	6,800	513,808
Digimarc Corp. *	3,542	140,759
DST Systems, Inc.	5,900	643,985
EarthLink Holdings Corp.	17,050	125,147
eBay, Inc. *	215,744	6,066,721
Ebix, Inc. (c)	17,503	542,418
Edgewater Technology, Inc. *	767	5,438
Electronic Arts, Inc. *	62,500	4,471,875
Ellie Mae, Inc. *	11,293	885,936
Endurance International Group Holdings, Inc. *(c)	13,300	268,793
EnerNOC, Inc. *	9,754	80,275
Envestnet, Inc. *	7,300	330,617
EPAM Systems, Inc. *	7,800	578,058
Epiq Systems, Inc.	8,525	141,089
Euronet Worldwide, Inc. *	8,800	602,800
EVERTEC, Inc.	14,000	263,480
ExlService Holdings, Inc. *	7,200	279,144
Facebook, Inc., Class A *	410,907	38,629,367
FactSet Research Systems, Inc.	6,650	1,101,639
Security	Number of Shares	Value ($)
Fair Isaac Corp.	4,744	430,233
FalconStor Software, Inc. *	1,200	1,680
Fidelity National Information Services, Inc.	51,091	3,342,884
FireEye, Inc. *	9,700	431,553
Fiserv, Inc. *	48,600	4,221,396
FleetCor Technologies, Inc. *	14,800	2,291,336
Forrester Research, Inc.	6,800	212,704
Fortinet, Inc. *	26,700	1,274,658
Gartner, Inc. *	18,100	1,603,117
Genpact Ltd. *	28,274	627,966
Global Cash Access Holdings, Inc. *	28,300	142,915
Global Payments, Inc.	11,440	1,282,310
Glu Mobile, Inc. *	38,900	228,148
Gogo, Inc. *(c)	16,000	291,680
Google, Inc., Class A *	55,976	36,804,220
Google, Inc., Class C *	56,127	35,113,612
GSE Systems, Inc. *	2,424	3,878
Guidewire Software, Inc. *	14,700	868,035
Heartland Payment Systems, Inc.	7,700	479,710
Higher One Holdings, Inc. *	19,400	45,008
HomeAway, Inc. *	15,400	462,616
IAC/InterActiveCorp	12,672	979,039
Imperva, Inc. *	11,562	759,623
Infoblox, Inc. *	8,600	202,100
Informatica Corp. *	18,000	873,360
Information Services Group, Inc.	7,500	33,000
Interactive Intelligence Group, Inc. *	2,900	120,234
Internap Corp. *	13,200	121,572
International Business Machines Corp.	178,451	28,907,277
Intralinks Holdings, Inc. *	12,200	138,592
Intuit, Inc.	54,530	5,767,638
j2 Global, Inc.	9,000	633,600
Jack Henry & Associates, Inc.	13,800	964,068
Jive Software, Inc. *	27,994	132,132
Leidos Holdings, Inc.	11,000	448,800
LendingClub Corp. *	17,200	249,572
LinkedIn Corp., Class A *	21,300	4,329,438
Lionbridge Technologies, Inc. *	19,500	114,660
Liquidity Services, Inc. *	15,481	139,019
LivePerson, Inc. *	19,700	189,317
LogMeIn, Inc. *	7,600	559,208
Looksmart Ltd. *	160	71
Manhattan Associates, Inc. *	11,600	751,912
ManTech International Corp., Class A	8,600	256,366
Marketo, Inc. *	6,684	203,260
MasterCard, Inc., Class A	189,856	18,491,974
Mattersight Corp. *	190	1,245
MAXIMUS, Inc.	11,300	770,773
Mentor Graphics Corp.	23,800	620,942
Microsoft Corp.	1,583,818	73,964,301
MicroStrategy, Inc., Class A *	2,256	459,886
Millennial Media, Inc. *	21,300	36,636
ModusLink Global Solutions, Inc. *	10,450	33,963
MoneyGram International, Inc. *	9,037	92,177
Monotype Imaging Holdings, Inc.	6,500	162,045
Monster Worldwide, Inc. *	35,800	252,390
NetScout Systems, Inc. *	7,300	291,124
NetSuite, Inc. *	7,900	780,836
NeuStar, Inc., Class A *(c)	9,300	287,091
NIC, Inc.	8,000	144,320
    19

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	59,974	1,087,329
Oracle Corp.	622,513	24,863,169
Pandora Media, Inc. *	38,400	672,768
Paychex, Inc.	61,864	2,870,490
PayPal Holdings, Inc. *	215,744	8,349,293
Pegasystems, Inc.	12,800	346,752
Perficient, Inc. *	7,800	126,594
PRGX Global, Inc. *	11,000	45,980
Progress Software Corp. *	9,300	276,024
Proofpoint, Inc. *	9,000	582,300
PROS Holdings, Inc. *	7,826	171,155
PTC, Inc. *	19,780	719,003
Qlik Technologies, Inc. *	14,100	570,486
Qualys, Inc. *	5,600	206,976
Rackspace Hosting, Inc. *	23,700	806,511
RealNetworks, Inc. *	12,725	59,553
RealPage, Inc. *	10,500	201,600
Red Hat, Inc. *	36,600	2,894,328
Reis, Inc.	1,400	34,244
Rightside Group Ltd. *	5,920	42,328
Rovi Corp. *	15,412	169,378
Sabre Corp.	20,500	545,300
salesforce.com, Inc. *	120,222	8,812,273
Science Applications International Corp.	6,285	337,379
Seachange International, Inc. *	9,250	63,733
ServiceNow, Inc. *	27,100	2,181,550
ServiceSource International, Inc. *	14,400	76,320
Shutterstock, Inc. *	4,000	213,720
SolarWinds, Inc. *	12,000	478,680
Solera Holdings, Inc.	11,400	417,126
Splunk, Inc. *	27,000	1,888,380
SPS Commerce, Inc. *	9,300	670,995
SS&C Technologies Holdings, Inc.	11,700	795,951
Stamps.com, Inc. *	5,827	399,732
StarTek, Inc. *	3,900	14,664
support.com, Inc. *	18,400	22,264
Sykes Enterprises, Inc. *	11,026	268,814
Symantec Corp.	139,573	3,173,890
Synchronoss Technologies, Inc. *	8,100	387,180
Synopsys, Inc. *	28,084	1,427,791
Syntel, Inc. *	8,600	375,734
Tableau Software, Inc., Class A *	8,442	884,215
Take-Two Interactive Software, Inc. *	12,900	407,382
Tangoe, Inc. *	8,200	90,364
TeleCommunication Systems, Inc., Class A *	10,800	39,636
TeleTech Holdings, Inc.	9,100	246,883
Teradata Corp. *	27,000	1,001,970
Textura, Corp. *	6,941	201,289
The Hackett Group, Inc.	7,200	92,160
The Ultimate Software Group, Inc. *	4,600	847,366
The Western Union Co.	102,032	2,065,128
TiVo, Inc. *	17,800	177,288
Total System Services, Inc.	27,404	1,266,613
Twitter, Inc. *	105,800	3,280,858
Tyler Technologies, Inc. *	6,800	948,872
Unisys Corp. *	18,200	288,834
United Online, Inc. *	2,478	34,444
Unwired Planet, Inc. *	7,771	4,880
Vantiv, Inc., Class A *	24,900	1,095,600
Security	Number of Shares	Value ($)
VASCO Data Security International, Inc. *(c)	9,200	187,588
VeriFone Systems, Inc. *	18,000	579,240
Verint Systems, Inc. *	9,510	553,672
VeriSign, Inc. *	22,275	1,580,188
VirnetX Holding Corp. *(c)	10,600	49,078
Virtusa Corp. *	4,700	225,318
Visa, Inc., Class A	375,804	28,313,073
VMware, Inc., Class A *	17,100	1,524,123
Web.com Group, Inc. *	8,923	222,093
WebMD Health Corp. *	7,074	308,285
WEX, Inc. *	6,400	653,056
Workday, Inc., Class A *	20,100	1,695,033
Xerox Corp.	214,156	2,359,999
Yahoo! Inc. *	169,444	6,213,511
Yelp, Inc. *	14,300	377,520
Zendesk, Inc. *	15,000	309,450
Zillow Group, Inc., Class A *(c)	8,797	716,955
Zynga, Inc., Class A *	127,000	314,960
		485,923,504
Technology Hardware & Equipment 6.0%
3D Systems Corp. *(c)	18,800	247,408
ADTRAN, Inc.	9,100	150,150
Agilysys, Inc. *	8,460	71,656
Amphenol Corp., Class A	60,800	3,429,728
Anixter International, Inc. *	4,000	264,840
Apple, Inc.	1,128,062	136,833,921
ARRIS Group, Inc. *	24,075	744,399
Arrow Electronics, Inc. *	18,532	1,077,636
Aviat Networks, Inc. *	18,877	21,520
Avnet, Inc.	26,588	1,109,517
AVX Corp.	14,000	188,580
Badger Meter, Inc.	4,000	235,280
Belden, Inc.	6,900	408,687
Benchmark Electronics, Inc. *	7,830	172,730
Black Box Corp.	4,100	64,206
Brocade Communications Systems, Inc.	106,135	1,088,945
CalAmp Corp. *	4,000	68,440
CDW Corp.	24,400	876,692
Checkpoint Systems, Inc.	7,100	62,054
Ciena Corp. *	17,970	457,336
Cisco Systems, Inc.	998,840	28,387,033
Cognex Corp.	14,800	669,996
Coherent, Inc. *	4,100	237,595
CommScope Holding Co., Inc. *	27,582	865,247
Comtech Telecommunications Corp.	4,175	120,282
Corning, Inc.	239,007	4,464,651
Cray, Inc. *	7,600	197,144
CTS Corp.	8,800	165,352
Daktronics, Inc.	8,700	99,441
Diebold, Inc.	12,900	439,245
Digi International, Inc. *	9,100	92,092
Dolby Laboratories, Inc., Class A	8,800	309,320
DTS, Inc. *	4,300	122,507
Echelon Corp. *	7,200	4,176
EchoStar Corp., Class A *	6,740	312,871
Electro Rent Corp.	7,100	71,355
Electro Scientific Industries, Inc.	9,900	45,540
Electronics for Imaging, Inc. *	15,500	708,350
20

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EMC Corp.	383,499	10,312,288
Extreme Networks, Inc. *	27,500	63,800
F5 Networks, Inc. *	13,100	1,757,234
Fabrinet *	11,108	206,164
FARO Technologies, Inc. *	3,000	131,670
FEI Co.	10,000	859,700
Finisar Corp. *	15,800	275,078
FLIR Systems, Inc.	26,100	803,619
Frequency Electronics, Inc. *	500	5,575
Harmonic, Inc. *	20,042	120,452
Harris Corp.	22,755	1,887,300
Hewlett-Packard Co.	361,236	11,024,923
Hutchinson Technology, Inc. *(c)	6,000	10,920
I.D. Systems, Inc. *	5,500	30,745
Identiv, Inc. *	120	552
II-VI, Inc. *	13,000	221,000
Imation Corp. *	5,500	22,550
Immersion Corp. *	4,300	58,996
Infinera Corp. *	27,300	653,562
Ingram Micro, Inc., Class A *	25,500	694,365
Insight Enterprises, Inc. *	8,950	241,561
Intellicheck Mobilisa, Inc. *	62	54
InterDigital, Inc.	6,700	362,269
InvenSense, Inc. *(c)	8,900	116,590
IPG Photonics Corp. *	5,700	525,654
Itron, Inc. *	5,700	183,711
Ixia *	14,900	196,680
Jabil Circuit, Inc.	35,300	714,825
JDS Uniphase Corp. *	44,553	494,093
Juniper Networks, Inc.	84,165	2,391,969
Keysight Technologies, Inc. *	31,458	960,727
Kimball Electronics, Inc. *	6,825	91,523
Knowles Corp. *(c)	13,900	264,795
Lexmark International, Inc., Class A	10,900	370,491
LightPath Technologies, Inc., Class A *	75	119
Littelfuse, Inc.	3,700	340,400
Maxwell Technologies, Inc. *(c)	7,700	35,343
Mercury Systems, Inc. *	7,800	109,902
Methode Electronics, Inc.	9,500	254,885
MOCON, Inc.	600	9,468
Motorola Solutions, Inc.	39,833	2,396,353
MTS Systems Corp.	3,781	244,290
Multi-Fineline Electronix, Inc. *	5,700	101,802
National Instruments Corp.	16,112	466,604
NCR Corp. *	35,100	966,654
NetApp, Inc.	64,900	2,021,635
NETGEAR, Inc. *	6,000	200,940
Newport Corp. *	8,500	134,640
OSI Systems, Inc. *	3,700	259,666
Palo Alto Networks, Inc. *	14,900	2,768,867
Park Electrochemical Corp.	3,600	63,576
PC Connection, Inc.	7,000	155,330
PC-Tel, Inc.	8,900	62,745
Plantronics, Inc.	6,000	348,480
Plexus Corp. *	6,500	247,910
Polycom, Inc. *	22,400	254,912
QLogic Corp. *	17,044	151,180
QUALCOMM, Inc.	318,639	20,517,165
Quantum Corp. *	125,000	132,500
Radisys Corp. *	7,200	20,592
Research Frontiers, Inc. *	2,800	14,336
Security	Number of Shares	Value ($)
Richardson Electronics Ltd.	7,300	47,961
Rofin-Sinar Technologies, Inc. *	3,800	94,772
Rogers Corp. *	4,200	235,074
SanDisk Corp.	41,700	2,514,093
Sanmina Corp. *	20,900	461,263
ScanSource, Inc. *	6,300	238,329
Seagate Technology plc	61,966	3,135,480
Sonus Networks, Inc. *	15,860	127,990
Super Micro Computer, Inc. *	8,200	218,694
SYNNEX Corp.	8,400	635,292
TE Connectivity Ltd.	81,700	4,977,164
Tech Data Corp. *	5,300	309,149
TESSCO Technologies, Inc.	4,025	99,297
TransAct Technologies, Inc.	1,500	11,040
Trimble Navigation Ltd. *	62,084	1,434,140
TTM Technologies, Inc. *	11,000	100,430
Ubiquiti Networks, Inc. (c)	3,200	103,104
Universal Display Corp. *	5,800	276,718
ViaSat, Inc. *	10,700	663,400
Vishay Intertechnology, Inc.	18,588	213,390
Vishay Precision Group, Inc. *	5,620	78,455
Western Digital Corp.	41,745	3,592,575
Zebra Technologies Corp., Class A *	9,575	1,030,557
		273,820,018
Telecommunication Services 2.1%
Alaska Communications Systems Group, Inc. *	5,000	10,800
Alteva, Inc.	1,100	4,026
AT&T, Inc.	1,197,507	41,601,401
Atlantic Tele-Network, Inc.	3,250	229,905
CenturyLink, Inc.	114,178	3,265,491
Cincinnati Bell, Inc. *	61,468	240,340
Cogent Communications Holdings, Inc.	9,900	314,721
Consolidated Communications Holdings, Inc.	16,757	333,967
Frontier Communications Corp.	257,368	1,214,777
General Communication, Inc., Class A *	10,500	193,200
Globalstar, Inc. *(c)	42,400	87,768
inContact, Inc. *	20,172	187,196
Iridium Communications, Inc. *	11,800	87,556
Level 3 Communications, Inc. *	62,725	3,167,612
Lumos Networks Corp.	1,500	20,940
NTELOS Holdings Corp. *	4,500	28,755
Premiere Global Services, Inc. *	11,400	123,006
SBA Communications Corp., Class A *	26,400	3,187,008
Shenandoah Telecommunications Co.	7,100	244,098
Spok Holdings, Inc.	5,500	92,015
Sprint Corp. *	142,805	481,253
T-Mobile US, Inc. *	57,450	2,335,917
Telephone & Data Systems, Inc.	22,222	653,549
United States Cellular Corp. *	5,400	200,988
Verizon Communications, Inc.	797,169	37,299,538
Vonage Holdings Corp. *	36,400	232,596
Windstream Holdings, Inc. (c)	18,211	88,323
Zayo Group Holdings, Inc. *	12,000	320,400
		96,247,146
    21

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 2.1%
Alaska Air Group, Inc.	25,000	1,893,750
Allegiant Travel Co.	2,000	425,460
AMERCO	1,000	359,370
American Airlines Group, Inc.	139,497	5,593,830
ArcBest Corp.	4,800	158,640
Atlas Air Worldwide Holdings, Inc. *	6,500	319,475
Avis Budget Group, Inc. *	20,600	894,658
C.H. Robinson Worldwide, Inc.	32,200	2,258,830
Celadon Group, Inc.	8,890	192,913
Con-way, Inc.	11,200	434,448
Covenant Transport Group, Inc., Class A *	3,000	70,830
CSX Corp.	192,700	6,027,656
Delta Air Lines, Inc.	161,811	7,174,700
Expeditors International of Washington, Inc.	45,400	2,127,898
FedEx Corp.	51,363	8,804,645
Forward Air Corp.	4,600	223,330
Genesee & Wyoming, Inc., Class A *	9,000	640,980
Hawaiian Holdings, Inc. *	10,700	232,404
Heartland Express, Inc.	16,241	346,420
Hertz Global Holdings, Inc. *	87,300	1,483,227
Hub Group, Inc., Class A *	7,100	299,123
JB Hunt Transport Services, Inc.	19,600	1,648,752
JetBlue Airways Corp. *	45,262	1,040,121
Kansas City Southern	23,255	2,306,663
Kirby Corp. *	11,100	803,751
Knight Transportation, Inc.	14,650	396,136
Landstar System, Inc.	6,600	475,398
Marten Transport Ltd.	9,476	183,740
Matson, Inc.	10,500	434,910
Norfolk Southern Corp.	60,500	5,101,965
Old Dominion Freight Line, Inc. *	12,412	907,938
Park-Ohio Holdings Corp.	3,600	161,676
Republic Airways Holdings, Inc. *	12,500	63,000
Roadrunner Transportation Systems, Inc. *	4,900	128,282
Ryder System, Inc.	9,500	859,940
Saia, Inc. *	4,450	193,219
SkyWest, Inc.	7,000	115,920
Southwest Airlines Co.	129,015	4,670,343
Spirit Airlines, Inc. *	14,000	837,480
Swift Transportation Co. *	19,000	452,580
Union Pacific Corp.	169,870	16,577,613
United Continental Holdings, Inc. *	75,700	4,268,723
United Parcel Service, Inc., Class B	135,085	13,827,301
Universal Truckload Services, Inc.	3,300	69,729
UTI Worldwide, Inc. *	14,600	122,640
Werner Enterprises, Inc.	10,032	283,304
Wesco Aircraft Holdings, Inc. *	13,500	194,265
XPO Logistics, Inc. *	11,710	507,628
YRC Worldwide, Inc. *	8,600	165,980
		96,761,584
Utilities 2.9%
AES Corp.	138,596	1,774,029
AGL Resources, Inc.	21,529	1,035,114
ALLETE, Inc.	14,633	706,628
Alliant Energy Corp.	26,300	1,617,713
Security	Number of Shares	Value ($)
Ameren Corp.	43,176	1,773,670
American DG Energy, Inc. *	11,400	3,648
American Electric Power Co., Inc.	92,320	5,222,542
American States Water Co.	9,600	370,080
American Water Works Co., Inc.	40,000	2,076,400
Aqua America, Inc.	37,467	953,161
Artesian Resources Corp., Class A	4,000	86,280
Atmos Energy Corp.	17,400	962,220
Avista Corp.	7,800	257,556
Black Hills Corp.	7,700	320,782
Cadiz, Inc. *(c)	6,356	52,119
California Water Service Group	11,300	243,289
Calpine Corp. *	65,100	1,191,330
CenterPoint Energy, Inc.	88,700	1,715,458
Chesapeake Utilities Corp.	2,770	142,433
Cleco Corp.	11,700	636,831
CMS Energy Corp.	56,959	1,951,415
Connecticut Water Service, Inc.	5,100	173,604
Consolidated Edison, Inc.	55,510	3,529,881
Delta Natural Gas Co., Inc.	1,291	26,039
Dominion Resources, Inc.	114,565	8,214,311
DTE Energy Co.	33,748	2,715,364
Duke Energy Corp.	136,750	10,149,585
Dynegy, Inc. *	27,300	711,165
Edison International	59,310	3,559,193
El Paso Electric Co.	11,300	411,659
Entergy Corp.	34,293	2,435,489
Eversource Energy	61,336	3,049,626
Exelon Corp.	168,869	5,419,006
FirstEnergy Corp.	82,056	2,786,622
Genie Energy Ltd., Class B *	12,800	132,480
Great Plains Energy, Inc.	41,341	1,079,414
Hawaiian Electric Industries, Inc.	19,300	578,035
IDACORP, Inc.	9,800	608,678
ITC Holdings Corp.	33,000	1,114,740
MDU Resources Group, Inc.	48,325	942,821
MGE Energy, Inc.	9,950	394,816
Middlesex Water Co.	9,400	213,756
National Fuel Gas Co.	20,700	1,119,249
New Jersey Resources Corp.	12,450	359,805
NextEra Energy, Inc.	85,372	8,981,134
NiSource, Inc.	65,764	1,148,239
Northwest Natural Gas Co.	6,300	272,727
NorthWestern Corp.	7,100	382,264
NRG Energy, Inc.	63,356	1,422,342
NRG Yield, Inc., Class A (c)	8,300	163,593
NRG Yield, Inc., Class C	8,300	160,107
OGE Energy Corp.	41,200	1,226,112
ONE Gas, Inc.	8,525	383,881
Ormat Technologies, Inc.	8,600	349,848
Otter Tail Corp.	7,800	202,176
Pattern Energy Group, Inc.	6,400	156,352
Pepco Holdings, Inc.	48,400	1,291,312
PG&E Corp.	90,000	4,725,900
Piedmont Natural Gas Co., Inc.	24,400	927,444
Pinnacle West Capital Corp.	24,200	1,493,382
PNM Resources, Inc.	11,200	295,456
Portland General Electric Co.	24,800	893,048
PPL Corp.	125,700	3,998,517
Public Service Enterprise Group, Inc.	97,800	4,075,326
Pure Cycle Corp. *	8,000	37,920
Questar Corp.	28,900	639,846
22

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SCANA Corp.	27,305	1,496,314
Sempra Energy	44,396	4,518,625
SJW Corp.	4,470	133,430
South Jersey Industries, Inc.	8,400	203,616
Southwest Gas Corp.	6,500	366,210
Talen Energy Corp. *	15,700	246,961
TECO Energy, Inc.	41,000	906,920
TerraForm Power, Inc., Class A *	9,400	283,504
The Empire District Electric Co.	11,200	257,712
The Laclede Group, Inc.	15,200	822,472
The Southern Co.	177,921	7,958,406
The York Water Co.	6,100	130,174
UGI Corp.	27,900	1,019,466
UIL Holdings Corp.	11,166	535,298
Unitil Corp.	7,200	255,960
Vectren Corp.	15,266	642,699
WEC Energy Group, Inc.	61,277	3,002,573
Westar Energy, Inc.	21,000	790,650
WGL Holdings, Inc.	7,300	408,070
Xcel Energy, Inc.	103,108	3,574,754
		133,598,776
Total Common Stock
(Cost $2,799,103,709)		4,519,581,813

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(e)	8,700	—
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	32,760
Total Rights
(Cost $32,983)		32,760

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.6% of net assets
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	28,598,044	28,598,044
Total Other Investment Company
(Cost $28,598,044)		28,598,044
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets
Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
0.03%, 08/03/15	38,551,408	38,551,408
Total Short-Term Investment
(Cost $38,551,408)		38,551,408

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,887,903,696 and the unrealized appreciation and depreciation were $1,810,134,157 and ($111,273,828), respectively, with a net unrealized appreciation of $1,698,860,329.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $27,749,392.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/18/15	50	6,176,000	(12,098)
S&P 500 Index, e-mini, Long, expires 09/18/15	320	33,574,400	396,502
Net Unrealized Appreciation			384,404
    23

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,519,581,813	$—	$—	$4,519,581,813
Rights [1]	—	—	32,760	32,760
Warrants [1]	—	—	—	—
Other Investment Company[1]	28,598,044	—	—	28,598,044
Short-Term Investment[1]	—	38,551,408	—	38,551,408
Total	$4,548,179,857	$38,551,408	$32,760	$4,586,764,025
Other Financial Instruments
Futures Contracts[2]	$396,502	$—	$—	$396,502
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($12,098)	$—	$—	($12,098)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Common Stock	$—	($22,235)	$22,235	$—	$—	$—	$—	$—
Rights	32,760	—	—	—	—	—	—	32,760
Total	$32,760	($22,235)	$22,235	$—	$—	$—	$—	$32,760
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
24

Schwab Capital Trust
Schwab International Index Fund®
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Common Stock	2,293,241,670	2,859,375,639
0.6%	Preferred Stock	15,104,874	18,003,889
0.3%	Other Investment Company	7,415,467	7,415,467
1.0%	Short-Term Investments	29,239,897	29,239,897
99.9%	Total Investments	2,345,001,908	2,914,034,892
0.1%	Other Assets and Liabilities, Net		2,712,680
100.0%	Net Assets		2,916,747,572

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets
Australia 6.6%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	600,714	14,326,101
Bank of Queensland Ltd.	74,259	744,727
Bendigo & Adelaide Bank Ltd.	98,787	947,702
Commonwealth Bank of Australia	351,675	22,455,965
National Australia Bank Ltd.	567,661	14,406,630
Westpac Banking Corp.	677,221	17,219,210
		70,100,335
Capital Goods 0.0%
CIMIC Group Ltd.	18,875	327,456
Commercial & Professional Supplies 0.1%
Brambles Ltd.	338,913	2,688,377
Seek Ltd.	74,156	814,437
		3,502,814
Consumer Services 0.1%
Aristocrat Leisure Ltd.	120,776	755,485
Crown Resorts Ltd.	86,330	858,257
Flight Centre Travel Group Ltd. (a)	11,202	290,992
Tabcorp Holdings Ltd.	197,467	697,695
Tatts Group Ltd.	311,493	904,614
		3,507,043
Diversified Financials 0.2%
ASX Ltd.	42,332	1,373,378
Macquarie Group Ltd.	62,902	3,764,883
Platinum Asset Management Ltd.	46,261	255,745
		5,394,006
Security	Number of Shares	Value ($)
Energy 0.3%
Caltex Australia Ltd.	59,417	1,496,778
Origin Energy Ltd.	244,139	2,020,154
Santos Ltd.	217,726	1,173,903
Woodside Petroleum Ltd.	162,333	4,220,919
WorleyParsons Ltd.	40,513	271,730
		9,183,484
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	241,564	7,476,789
Woolworths Ltd.	274,627	5,729,462
		13,206,251
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	129,657	877,755
Treasury Wine Estates Ltd.	125,835	528,770
		1,406,525
Health Care Equipment & Services 0.1%
Cochlear Ltd.	13,562	903,792
Healthscope Ltd.	273,248	545,800
Ramsay Health Care Ltd.	30,893	1,506,868
Sonic Healthcare Ltd.	85,234	1,286,026
		4,242,486
Insurance 0.4%
AMP Ltd.	639,357	3,081,399
Insurance Australia Group Ltd.	496,733	2,133,817
Medibank Pvt Ltd. *	623,599	951,443
QBE Insurance Group Ltd.	293,084	3,117,573
Suncorp Group Ltd.	277,948	2,893,418
		12,177,650
Materials 1.0%
Alumina Ltd.	529,070	572,157
Amcor Ltd.	260,682	2,739,142
BHP Billiton Ltd.	700,263	13,520,262
Boral Ltd.	158,683	768,665
Fortescue Metals Group Ltd. (a)	296,758	401,020
Iluka Resources Ltd.	88,811	509,775
Incitec Pivot Ltd.	340,968	900,876
James Hardie Industries plc CDI	96,740	1,337,897
Newcrest Mining Ltd. *	168,083	1,390,331
Orica Ltd.	85,202	1,193,417
Rio Tinto Ltd.	93,233	3,581,750
South32 Ltd. *	1,132,663	1,477,837
		28,393,129
Media 0.0%
REA Group Ltd.	11,698	369,757
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	102,156	7,379,967
Real Estate 0.6%
Dexus Property Group	212,604	1,206,490
Federation Centres	732,685	1,603,527
Goodman Group	376,758	1,796,804
    1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lend Lease Group	121,117	1,375,820
Mirvac Group	751,696	1,035,591
Scentre Group	1,141,957	3,297,828
Stockland	506,718	1,570,613
The GPT Group	397,163	1,335,010
Westfield Corp.	422,364	3,089,096
		16,310,779
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	432,001
Software & Services 0.0%
Computershare Ltd.	98,275	886,458
Telecommunication Services 0.2%
Telstra Corp., Ltd.	932,448	4,415,219
TPG Telecom Ltd.	51,641	358,727
		4,773,946
Transportation 0.3%
Asciano Ltd.	218,233	1,295,474
Aurizon Holdings Ltd.	462,305	1,786,977
Qantas Airways Ltd. *	104,502	285,562
Sydney Airport	222,267	910,116
Transurban Group	412,382	3,001,482
		7,279,611
Utilities 0.1%
AGL Energy Ltd.	145,962	1,776,104
APA Group	241,967	1,600,991
AusNet Services	407,266	413,732
		3,790,827
		192,664,525
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	61,150	1,840,057
Raiffeisen Bank International AG *	22,302	326,868
		2,166,925
Capital Goods 0.0%
ANDRITZ AG	16,557	923,439
Energy 0.0%
OMV AG	29,082	772,864
Materials 0.1%
voestalpine AG	24,764	1,061,798
		4,925,026
Belgium 1.3%
Banks 0.1%
KBC Groep N.V.	54,671	3,812,226
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,754	1,547,647
Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	695,136
Delhaize Group	21,520	1,948,421
		2,643,557
Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev N.V.	174,454	20,844,055
Insurance 0.1%
Ageas	44,712	1,840,922
Security	Number of Shares	Value ($)
Materials 0.1%
Solvay S.A.	12,824	1,715,625
Umicore S.A.	22,105	967,674
		2,683,299
Media 0.0%
Telenet Group Holding N.V. *	11,584	653,409
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	27,018	2,090,570
Telecommunication Services 0.0%
Proximus	34,670	1,306,929
		37,422,614
Denmark 1.7%
Banks 0.2%
Danske Bank A/S	154,453	4,828,898
Capital Goods 0.1%
Vestas Wind Systems A/S	47,466	2,592,954
Commercial & Professional Supplies 0.0%
ISS A/S	33,325	1,149,942
Consumer Durables & Apparel 0.1%
Pandora A/S	25,427	2,863,175
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	23,012	2,004,930
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	23,114	1,667,837
William Demant Holding A/S *	4,937	376,005
		2,043,842
Insurance 0.0%
Tryg A/S	22,060	444,456
Materials 0.1%
Novozymes A/S, B Shares	52,388	2,738,400
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novo Nordisk A/S, Class B	412,234	24,328,587
Telecommunication Services 0.0%
TDC A/S	180,494	1,361,602
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	825	1,363,587
AP Moeller - Maersk A/S, Series B	1,576	2,684,854
DSV A/S	39,428	1,349,599
		5,398,040
		49,754,826
Finland 0.8%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	782,376
Capital Goods 0.2%
Kone Oyj, Class B	67,301	2,824,387
Metso Oyj (a)	25,010	688,053
Wartsila Oyj Abp	33,092	1,519,877
		5,032,317
Energy 0.0%
Neste Oyj	25,176	701,432
2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Sampo Oyj, A Shares	95,780	4,739,260
Materials 0.1%
Stora Enso Oyj, R Shares	112,954	1,063,478
UPM-Kymmene Oyj	112,408	2,076,373
		3,139,851
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	983,161
Technology Hardware & Equipment 0.2%
Nokia Oyj	795,210	5,631,124
Telecommunication Services 0.0%
Elisa Oyj	31,961	1,076,553
Utilities 0.1%
Fortum Oyj	93,478	1,641,355
		23,727,429
France 9.7%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	40,477	3,962,238
Peugeot S.A. *	93,891	1,878,171
Renault S.A.	41,946	3,861,453
Valeo S.A.	17,118	2,281,434
		11,983,296
Banks 0.9%
BNP Paribas S.A.	229,816	14,948,907
Credit Agricole S.A.	219,797	3,458,422
Natixis S.A.	205,635	1,509,201
Societe Generale S.A.	157,576	7,737,210
		27,653,740
Capital Goods 1.5%
Airbus Group SE	127,756	9,068,816
Alstom S.A. *	47,814	1,404,265
Bouygues S.A.	44,213	1,622,531
Compagnie de Saint-Gobain	102,565	4,859,253
Legrand S.A.	56,199	3,457,197
Rexel S.A.	65,307	1,028,499
Safran S.A.	63,629	4,817,400
Schneider Electric SE	119,342	8,325,084
Thales S.A.	23,007	1,554,759
Vallourec S.A.	22,551	369,046
Vinci S.A.	103,295	6,619,963
Zodiac Aerospace	45,866	1,367,166
		44,493,979
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,389,365
Edenred	47,375	1,180,828
Societe BIC S.A.	5,949	1,018,898
		3,589,091
Consumer Durables & Apparel 0.7%
Christian Dior SE	11,461	2,370,676
Hermes International	5,562	2,162,969
Kering	16,175	3,114,915
LVMH Moet Hennessy Louis Vuitton SE	60,656	11,346,247
		18,994,807
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Accor S.A.	44,776	2,195,075
Sodexo S.A.	20,337	1,894,187
		4,089,262
Diversified Financials 0.1%
Eurazeo S.A.	9,055	588,443
Wendel S.A.	6,304	839,369
		1,427,812
Energy 0.8%
Technip S.A.	21,650	1,230,215
Total S.A.	464,927	22,940,872
		24,171,087
Food & Staples Retailing 0.2%
Carrefour S.A.	121,075	4,156,020
Casino Guichard Perrachon S.A.	11,366	843,522
		4,999,542
Food, Beverage & Tobacco 0.5%
Danone S.A.	124,875	8,471,804
Pernod-Ricard S.A.	45,533	5,446,533
Remy Cointreau S.A. (a)	5,148	366,309
		14,284,646
Health Care Equipment & Services 0.2%
Essilor International S.A.	43,820	5,612,442
Household & Personal Products 0.4%
L'Oreal S.A.	54,962	10,273,102
Insurance 0.4%
AXA S.A.	424,490	11,179,035
CNP Assurances	33,282	559,361
SCOR SE	34,843	1,335,200
		13,073,596
Materials 0.5%
Air Liquide S.A.	74,792	9,739,054
ArcelorMittal	211,971	1,913,333
Arkema S.A.	14,630	1,140,043
Imerys S.A.	6,455	486,322
		13,278,752
Media 0.5%
Eutelsat Communications S.A.	37,892	1,154,814
JC Decaux S.A.	15,814	605,165
Lagardere S.C.A.	27,000	807,478
Numericable-SFR SAS *	22,318	1,216,836
Publicis Groupe S.A.	39,929	3,019,723
SES S.A.	69,593	2,152,667
Vivendi S.A.	247,254	6,497,056
		15,453,739
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	257,666	27,774,105
Real Estate 0.3%
Fonciere Des Regions	6,593	569,296
Gecina S.A.	7,883	1,009,899
ICADE	7,471	554,004
Klepierre	37,587	1,710,156
Unibail-Rodamco SE	21,016	5,586,144
		9,429,499
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	129,825	1,013,791
    3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.2%
Atos	18,943	1,439,409
Cap Gemini S.A.	33,712	3,220,554
Dassault Systemes S.A.	27,396	2,065,881
		6,725,844
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	590,963	2,230,002
Telecommunication Services 0.3%
Iliad S.A.	5,532	1,312,616
Orange S.A.	402,113	6,614,860
		7,927,476
Transportation 0.1%
Aeroports de Paris	6,658	798,487
Bollore S.A.	195,141	1,080,884
Groupe Eurotunnel SE - Reg'd	101,963	1,464,887
		3,344,258
Utilities 0.4%
Electricite de France S.A.	54,100	1,287,460
Engie	317,992	6,098,287
Suez Environnement Co.	66,049	1,265,906
Veolia Environnement S.A.	98,233	2,194,140
		10,845,793
		282,669,661
Germany 8.3%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	71,989	7,218,747
Continental AG	24,031	5,372,442
Daimler AG - Reg'd	208,890	18,686,441
Volkswagen AG	7,710	1,559,467
		32,837,097
Banks 0.1%
Commerzbank AG *	230,492	2,980,850
Capital Goods 0.8%
Brenntag AG	32,794	1,823,670
GEA Group AG	39,056	1,652,686
MAN SE	7,010	730,939
OSRAM Licht AG	19,208	1,091,177
Siemens AG - Reg'd	172,065	18,436,080
		23,734,552
Consumer Durables & Apparel 0.2%
adidas AG	44,341	3,628,525
Hugo Boss AG	13,933	1,679,990
		5,308,515
Diversified Financials 0.5%
Deutsche Bank AG - Reg'd	299,373	10,516,924
Deutsche Boerse AG	42,480	3,858,930
		14,375,854
Food & Staples Retailing 0.0%
METRO AG	33,291	1,048,099
Health Care Equipment & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	47,583	3,893,341
Fresenius SE & Co. KGaA	81,111	5,612,553
		9,505,894
Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
Beiersdorf AG	21,477	1,834,983
Henkel AG & Co. KGaA	21,557	2,174,154
		4,009,137
Insurance 0.8%
Allianz SE - Reg'd	99,149	16,241,849
Hannover Rueck SE	12,443	1,321,019
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	37,795	6,945,908
		24,508,776
Materials 1.2%
BASF SE	199,666	17,254,054
Evonik Industries AG	20,945	839,377
HeidelbergCement AG	31,071	2,366,389
K&S AG - Reg'd	42,301	1,735,615
LANXESS AG	20,526	1,185,328
Linde AG	39,887	7,528,022
Symrise AG	27,654	1,838,632
ThyssenKrupp AG	81,848	2,075,662
		34,823,079
Media 0.2%
Axel Springer SE	9,201	515,680
Kabel Deutschland Holding AG *	4,715	639,891
ProSiebenSat.1 Media SE	46,789	2,392,006
RTL Group S.A. *	8,951	813,459
		4,361,036
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG - Reg'd	179,220	26,466,578
Merck KGaA	27,830	2,832,098
QIAGEN N.V. *	45,352	1,272,509
		30,571,185
Real Estate 0.2%
Deutsche Annington Immobilien SE	93,281	2,910,357
Deutsche Wohnen AG	73,219	1,806,469
		4,716,826
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	244,614	2,743,891
Software & Services 0.6%
SAP SE	213,453	15,335,116
United Internet AG - Reg'd	25,106	1,240,875
		16,575,991
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	687,291	12,427,902
Telefonica Deutschland Holding AG	140,881	873,760
		13,301,662
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	53,108	721,482
Deutsche Post AG - Reg'd	206,732	6,248,532
Fraport AG Frankfurt Airport Services Worldwide	9,632	632,410
		7,602,424
4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.3%
E.ON SE	435,000	5,744,731
RWE AG	106,308	2,214,037
		7,958,768
		240,963,636
Hong Kong 3.1%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	805,500	3,244,423
Hang Seng Bank Ltd.	159,736	3,272,507
The Bank of East Asia Ltd.	262,000	1,061,074
		7,578,004
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	601,525	8,928,724
NWS Holdings Ltd.	321,000	482,500
		9,411,224
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,192,000	922,084
Techtronic Industries Co., Ltd.	295,500	1,040,620
Yue Yuen Industrial Holdings Ltd.	160,500	521,729
		2,484,433
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	521,000	2,395,775
MGM China Holdings Ltd.	183,200	388,184
Sands China Ltd.	510,000	2,250,769
Shangri-La Asia Ltd.	258,000	332,593
SJM Holdings Ltd.	398,000	460,925
Wynn Macau Ltd.	321,600	663,239
		6,491,485
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	395,244
Hong Kong Exchanges & Clearing Ltd.	241,518	6,540,979
		6,936,223
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	1,296,000	830,121
Insurance 0.6%
AIA Group Ltd.	2,622,000	17,054,891
Real Estate 0.9%
Cheung Kong Property Holdings Ltd. *	601,525	5,012,514
Hang Lung Properties Ltd.	525,000	1,499,311
Henderson Land Development Co., Ltd. (a)	241,438	1,593,083
Hysan Development Co., Ltd.	125,000	535,044
Kerry Properties Ltd.	121,000	451,699
New World Development Co., Ltd.	1,253,666	1,513,853
Sino Land Co., Ltd.	616,000	955,806
Sun Hung Kai Properties Ltd.	359,604	5,518,060
Swire Pacific Ltd., Class A	126,090	1,614,813
Swire Properties Ltd.	233,000	749,176
The Link REIT	496,000	2,916,017
Security	Number of Shares	Value ($)
The Wharf Holdings Ltd.	298,100	1,889,991
Wheelock & Co., Ltd.	185,000	957,218
		25,206,585
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	513,853
Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	536,000	652,689
PCCW Ltd.	976,000	584,068
		1,236,757
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	612,168
MTR Corp., Ltd.	311,000	1,384,568
		1,996,736
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	136,000	1,182,610
CLP Holdings Ltd.	411,580	3,495,352
Hong Kong & China Gas Co., Ltd.	1,510,516	3,081,423
Power Assets Holdings Ltd.	288,500	2,717,513
		10,476,898
		90,217,210
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	6,120,647	2,570,575
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	34,919	2,653,504
Materials 0.2%
CRH plc	178,817	5,288,829
Transportation 0.0%
Ryanair Holdings plc	35,363	484,997
		10,997,905
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	234,191	1,302,115
Bank Leumi Le-Israel B.M. *	308,155	1,343,929
Mizrahi Tefahot Bank Ltd.	30,973	397,378
		3,043,422
Energy 0.0%
Delek Group Ltd.	790	233,302
Materials 0.0%
Israel Chemicals Ltd.	111,577	772,143
The Israel Corp., Ltd.	609	214,840
		986,983
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	186,570	12,800,571
Real Estate 0.0%
Azrieli Group	8,005	332,337
Software & Services 0.0%
NICE-Systems Ltd.	13,354	857,385
    5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	407,063	750,723
		19,004,723
Italy 2.3%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	192,853	3,033,638
Pirelli & C. S.p.A.	54,676	904,016
		3,937,654
Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	562,621	1,118,058
Banco Popolare SC *	75,605	1,309,028
Intesa Sanpaolo S.p.A.	2,745,324	10,569,856
UniCredit S.p.A.	1,028,587	6,820,857
Unione di Banche Italiane S.C.p.A.	186,290	1,510,948
		21,328,747
Capital Goods 0.1%
CNH Industrial N.V.	202,319	1,815,722
Finmeccanica S.p.A. *	82,641	1,190,786
Prysmian S.p.A.	39,586	908,927
		3,915,435
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	37,573	2,724,675
Diversified Financials 0.1%
EXOR S.p.A.	21,408	1,077,151
Mediobanca S.p.A.	123,900	1,350,263
		2,427,414
Energy 0.4%
Eni S.p.A.	554,208	9,698,980
Saipem S.p.A. *(a)	62,014	541,181
Tenaris S.A.	105,620	1,335,079
		11,575,240
Insurance 0.2%
Assicurazioni Generali S.p.A.	252,010	4,966,423
UnipolSai S.p.A.	172,787	448,991
		5,415,414
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,182,314	2,891,798
Transportation 0.1%
Atlantia S.p.A.	91,706	2,448,932
Utilities 0.4%
Enel Green Power S.p.A.	383,029	795,656
Enel S.p.A.	1,514,229	7,115,284
Snam S.p.A.	454,093	2,234,529
Terna - Rete Elettrica Nationale S.p.A.	333,535	1,555,566
		11,701,035
		68,366,344
Security	Number of Shares	Value ($)
Japan 22.3%
Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	42,100	1,706,688
Bridgestone Corp.	139,357	5,253,054
Daihatsu Motor Co., Ltd.	39,700	563,809
Denso Corp.	104,100	5,159,802
Fuji Heavy Industries Ltd.	127,800	4,721,892
Honda Motor Co., Ltd.	353,539	11,878,026
Isuzu Motors Ltd.	131,900	1,825,790
Koito Manufacturing Co., Ltd.	22,500	883,934
Mazda Motor Corp.	114,800	2,251,869
Mitsubishi Motors Corp.	146,400	1,244,558
NGK Spark Plug Co., Ltd.	40,200	1,064,168
NHK Spring Co., Ltd.	37,000	391,905
Nissan Motor Co., Ltd.	532,996	5,071,203
NOK Corp.	20,800	609,255
Stanley Electric Co., Ltd.	33,100	706,608
Sumitomo Electric Industries Ltd.	164,400	2,451,972
Sumitomo Rubber Industries Ltd.	40,700	613,267
Suzuki Motor Corp.	77,600	2,701,411
The Yokohama Rubber Co., Ltd.	24,500	484,539
Toyoda Gosei Co., Ltd.	11,300	249,690
Toyota Industries Corp.	34,300	1,898,709
Toyota Motor Corp.	592,603	39,461,292
Yamaha Motor Co., Ltd.	57,100	1,295,454
		92,488,895
Banks 2.2%
Aozora Bank Ltd.	253,000	970,805
Fukuoka Financial Group, Inc.	180,000	925,083
Hokuhoku Financial Group, Inc.	282,000	665,787
Mitsubishi UFJ Financial Group, Inc.	2,762,709	20,104,468
Mizuho Financial Group, Inc.	5,034,434	10,977,631
Resona Holdings, Inc.	486,000	2,671,896
Seven Bank Ltd.	116,700	555,814
Shinsei Bank Ltd.	411,000	897,934
Sumitomo Mitsui Financial Group, Inc.	275,646	12,429,978
Sumitomo Mitsui Trust Holdings, Inc.	714,000	3,316,260
Suruga Bank Ltd.	37,000	794,502
The Bank of Kyoto Ltd.	77,000	907,920
The Bank of Yokohama Ltd.	253,000	1,607,573
The Chiba Bank Ltd.	148,000	1,179,256
The Chugoku Bank Ltd.	32,500	507,652
The Gunma Bank Ltd.	72,000	535,067
The Hachijuni Bank Ltd.	95,000	737,265
The Hiroshima Bank Ltd.	116,000	679,799
The Iyo Bank Ltd.	57,500	731,055
The Joyo Bank Ltd.	125,000	739,307
The Shizuoka Bank Ltd.	117,000	1,321,582
Yamaguchi Financial Group, Inc.	38,000	507,348
		63,763,982
6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 2.8%
Amada Holdings Co., Ltd.	71,000	695,450
Asahi Glass Co., Ltd.	200,000	1,171,754
Chiyoda Corp.	29,000	233,681
Daikin Industries Ltd.	50,700	3,276,620
FANUC Corp.	44,300	7,388,638
Fuji Electric Co., Ltd.	138,000	570,526
Hino Motors Ltd.	61,600	797,172
Hitachi Construction Machinery Co., Ltd.	23,300	387,395
IHI Corp.	305,000	1,212,136
ITOCHU Corp.	336,800	4,123,049
JGC Corp.	48,000	819,750
JTEKT Corp.	44,300	764,981
Kajima Corp.	170,000	843,874
Kawasaki Heavy Industries Ltd.	315,000	1,380,631
Keihan Electric Railway Co., Ltd.	115,000	751,078
Komatsu Ltd.	204,909	3,786,501
Kubota Corp.	247,000	4,224,349
Kurita Water Industries Ltd.	25,000	546,350
LIXIL Group Corp.	58,600	1,174,815
Mabuchi Motor Co., Ltd.	11,300	676,147
Makita Corp.	26,700	1,474,032
Marubeni Corp.	343,500	1,909,000
Minebea Co., Ltd.	70,000	1,094,698
Mitsubishi Corp.	296,600	6,399,676
Mitsubishi Electric Corp.	423,000	4,543,122
Mitsubishi Heavy Industries Ltd.	659,000	3,484,239
Mitsui & Co., Ltd.	372,600	4,834,556
Nabtesco Corp.	28,000	614,849
NGK Insulators Ltd.	57,000	1,460,894
Nidec Corp.	47,000	4,202,096
NSK Ltd.	104,000	1,342,060
Obayashi Corp.	142,000	1,092,865
Seibu Holdings, Inc.	27,000	618,053
Shimizu Corp.	124,000	1,087,473
SMC Corp.	11,900	3,014,494
Sumitomo Corp.	246,700	2,800,615
Sumitomo Heavy Industries Ltd.	123,000	620,788
Taisei Corp.	233,000	1,369,221
THK Co., Ltd.	25,700	497,869
Toshiba Corp.	872,178	2,665,803
TOTO Ltd.	65,000	1,058,016
Toyota Tsusho Corp.	43,300	1,097,587
		82,106,903
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	128,000	1,420,302
Park24 Co., Ltd.	18,000	327,287
Recruit Holdings Co., Ltd.	28,900	910,476
Secom Co., Ltd.	46,000	3,094,708
Toppan Printing Co., Ltd.	112,000	973,274
		6,726,047
Consumer Durables & Apparel 0.9%
Asics Corp.	36,800	1,057,564
Bandai Namco Holdings, Inc.	36,000	797,986
Casio Computer Co., Ltd. (a)	41,300	822,724
Iida Group Holdings Co., Ltd.	30,100	528,330
Security	Number of Shares	Value ($)
Nikon Corp.	70,700	840,954
Panasonic Corp.	483,212	5,646,015
Rinnai Corp.	8,500	600,869
Sankyo Co., Ltd.	10,600	402,046
Sega Sammy Holdings, Inc.	36,600	456,625
Sekisui Chemical Co., Ltd.	85,000	943,080
Sekisui House Ltd.	129,900	1,929,693
Sharp Corp. *(a)	310,785	411,237
Shimano, Inc.	17,100	2,370,622
Sony Corp. *	273,300	7,747,075
Yamaha Corp.	34,900	821,402
		25,376,222
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	382,951
McDonald's Holdings Co., Ltd. (a)	15,000	319,452
Oriental Land Co., Ltd.	42,700	2,708,303
		3,410,706
Diversified Financials 0.6%
Acom Co., Ltd. *(a)	88,800	421,766
AEON Financial Service Co., Ltd.	24,800	645,692
Credit Saison Co., Ltd.	34,000	752,483
Daiwa Securities Group, Inc.	361,000	2,805,125
Japan Exchange Group, Inc.	60,600	2,109,367
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	522,107
Nomura Holdings, Inc.	787,300	5,637,776
ORIX Corp.	288,900	4,314,903
SBI Holdings, Inc.	48,290	670,587
		17,879,806
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	369,457
Inpex Corp.	206,800	2,247,033
JX Holdings, Inc.	492,800	2,100,695
Showa Shell Sekiyu K.K.	33,500	314,584
TonenGeneral Sekiyu K.K.	61,000	609,898
		5,641,667
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	141,700	2,165,283
FamilyMart Co., Ltd.	11,200	541,273
Lawson, Inc.	13,200	981,834
Seven & i Holdings Co., Ltd.	162,003	7,475,036
		11,163,426
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	119,000	2,736,697
Asahi Group Holdings Ltd.	84,700	2,838,633
Calbee, Inc.	16,700	744,122
Japan Tobacco, Inc.	236,300	9,172,375
Kikkoman Corp.	30,000	1,048,524
Kirin Holdings Co., Ltd.	179,500	2,759,979
MEIJI Holdings Co., Ltd.	13,600	1,931,638
NH Foods Ltd.	39,000	947,913
Nisshin Seifun Group, Inc.	40,400	579,036
Nissin Foods Holdings Co., Ltd.	15,200	684,970
Suntory Beverage & Food Ltd.	30,400	1,284,161
Toyo Suisan Kaisha Ltd.	18,800	710,387
    7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Yakult Honsha Co., Ltd.	19,700	1,307,219
Yamazaki Baking Co., Ltd.	26,000	414,210
		27,159,864
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	42,400	710,083
Hoya Corp.	90,707	3,835,844
M3, Inc.	43,700	1,029,766
Medipal Holdings Corp.	26,100	464,709
Miraca Holdings, Inc.	11,800	543,122
Olympus Corp.	56,200	2,150,404
Suzuken Co., Ltd.	15,900	562,592
Sysmex Corp.	32,500	2,103,084
Terumo Corp.	66,500	1,714,302
		13,113,906
Household & Personal Products 0.3%
Kao Corp.	108,819	5,516,750
Shiseido Co., Ltd.	78,500	1,898,783
Unicharm Corp.	79,700	1,913,398
		9,328,931
Insurance 0.7%
MS&AD Insurance Group Holdings, Inc.	109,062	3,434,614
Sompo Japan Nipponkoa Holdings, Inc.	71,200	2,508,581
Sony Financial Holdings, Inc.	40,600	776,108
T&D Holdings, Inc.	128,200	1,952,196
The Dai-ichi Life Insurance Co., Ltd.	230,400	4,679,973
Tokio Marine Holdings, Inc.	148,299	6,175,625
		19,527,097
Materials 1.2%
Air Water, Inc.	34,000	589,801
Asahi Kasei Corp.	273,000	2,073,787
Daicel Corp.	62,500	847,131
Hitachi Chemical Co., Ltd.	22,600	399,635
Hitachi Metals Ltd.	46,000	683,885
JFE Holdings, Inc.	104,700	1,960,599
JSR Corp.	40,400	672,267
Kaneka Corp.	58,000	418,468
Kansai Paint Co., Ltd.	47,000	765,035
Kobe Steel Ltd.	687,000	1,062,650
Kuraray Co., Ltd.	76,700	904,198
Maruichi Steel Tube Ltd.	8,800	226,735
Mitsubishi Chemical Holdings Corp.	301,100	1,965,159
Mitsubishi Gas Chemical Co., Inc.	85,000	471,522
Mitsubishi Materials Corp.	232,000	839,855
Mitsui Chemicals, Inc.	180,000	674,193
Nippon Paint Holdings Co., Ltd.	30,200	865,598
Nippon Steel & Sumitomo Metal Corp.	1,657,410	3,914,921
Nitto Denko Corp.	35,700	2,701,881
Oji Holdings Corp.	173,000	756,410
Shin-Etsu Chemical Co., Ltd.	88,960	5,319,807
Sumitomo Chemical Co., Ltd.	322,000	1,836,868
Sumitomo Metal Mining Co., Ltd.	106,000	1,425,194
Taiheiyo Cement Corp.	238,000	784,693
Security	Number of Shares	Value ($)
Taiyo Nippon Sanso Corp.	29,000	340,609
Teijin Ltd.	201,000	733,585
Toray Industries, Inc.	320,000	2,546,358
Toyo Seikan Group Holdings Ltd.	33,400	520,439
		36,301,283
Media 0.1%
Dentsu, Inc.	47,400	2,682,432
Hakuhodo DY Holdings, Inc.	53,300	595,527
Toho Co., Ltd.	23,800	563,090
		3,841,049
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	468,550	7,052,577
Chugai Pharmaceutical Co., Ltd.	49,200	1,789,656
Daiichi Sankyo Co., Ltd.	140,700	2,881,137
Eisai Co., Ltd.	55,600	3,628,728
Hisamitsu Pharmaceutical Co., Inc.	10,700	388,978
Kyowa Hakko Kirin Co., Ltd.	53,000	862,410
Mitsubishi Tanabe Pharma Corp.	51,200	852,466
Ono Pharmaceutical Co., Ltd.	17,200	2,072,220
Otsuka Holdings Co., Ltd.	83,000	2,980,113
Santen Pharmaceutical Co., Ltd.	82,400	1,212,271
Shionogi & Co., Ltd.	65,400	2,605,522
Sumitomo Dainippon Pharma Co., Ltd.	28,500	340,808
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	436,147
Takeda Pharmaceutical Co., Ltd.	171,800	8,643,484
		35,746,517
Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	514,609
Daito Trust Construction Co., Ltd.	16,000	1,689,651
Daiwa House Industry Co., Ltd.	131,100	3,260,744
Hulic Co., Ltd.	66,400	656,736
Japan Prime Realty Investment Corp.	196	634,851
Japan Real Estate Investment Corp.	279	1,251,229
Japan Retail Fund Investment Corp.	488	956,590
Mitsubishi Estate Co., Ltd.	271,502	6,029,410
Mitsui Fudosan Co., Ltd.	203,777	5,796,513
Nippon Building Fund, Inc.	320	1,430,080
Nippon Prologis REIT, Inc.	330	650,831
Nomura Real Estate Holdings, Inc.	24,300	484,588
NTT Urban Development Corp.	22,700	223,107
Sumitomo Realty & Development Co., Ltd.	77,000	2,701,016
Tokyo Tatemono Co., Ltd.	48,500	678,678
Tokyu Fudosan Holdings Corp.	110,200	831,428
United Urban Investment Corp.	576	836,657
		28,626,718
8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.6%
ABC-Mart, Inc.	5,980	359,052
Don Quijote Holdings Co., Ltd.	24,400	1,040,186
Fast Retailing Co., Ltd.	11,500	5,689,017
Hikari Tsushin, Inc.	5,100	356,022
Isetan Mitsukoshi Holdings Ltd.	78,000	1,418,931
J. Front Retailing Co., Ltd.	50,900	956,253
Marui Group Co., Ltd.	52,300	731,241
Nitori Holdings Co., Ltd.	16,200	1,452,325
Rakuten, Inc.	199,520	3,206,292
Sanrio Co., Ltd.	10,800	300,134
Shimamura Co., Ltd.	4,200	433,354
Takashimaya Co., Ltd.	60,000	573,968
USS Co., Ltd.	44,100	774,380
Yamada Denki Co., Ltd.	140,700	537,635
		17,828,790
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	30,800	269,195
Rohm Co., Ltd.	21,500	1,243,096
Tokyo Electron Ltd.	36,800	2,031,579
		3,543,870
Software & Services 0.5%
COLOPL, Inc. (a)	9,400	182,605
Fujitsu Ltd.	404,000	2,119,364
GungHo Online Entertainment, Inc. (a)	80,100	265,815
Itochu Techno-Solutions Corp.	9,012	210,412
Kakaku.com, Inc.	31,300	497,519
Konami Corp.	19,400	404,587
Mixi, Inc. (a)	10,100	437,326
Nexon Co., Ltd.	28,900	395,723
Nintendo Co., Ltd.	22,639	3,976,323
Nomura Research Institute Ltd.	23,500	963,884
NTT Data Corp.	25,800	1,232,699
Oracle Corp., Japan	6,600	277,759
Otsuka Corp.	10,700	561,597
Trend Micro, Inc.	24,700	904,068
Yahoo Japan Corp.	317,400	1,388,672
		13,818,353
Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	54,100	747,342
Canon, Inc.	228,995	7,326,723
Citizen Holdings Co., Ltd.	49,100	327,566
FUJIFILM Holdings Corp.	98,211	3,894,921
Hamamatsu Photonics K.K.	32,100	834,799
Hirose Electric Co., Ltd.	5,985	713,929
Hitachi High-Technologies Corp.	15,900	370,598
Hitachi Ltd.	1,038,079	6,725,489
Ibiden Co., Ltd.	22,300	368,685
Japan Display, Inc. *	67,000	207,709
Keyence Corp.	9,800	4,936,611
Konica Minolta, Inc.	94,500	1,177,763
Kyocera Corp.	70,600	3,635,160
Murata Manufacturing Co., Ltd.	44,174	6,544,484
NEC Corp.	564,000	1,801,320
Nippon Electric Glass Co., Ltd.	88,000	427,002
Omron Corp.	42,500	1,665,290
Security	Number of Shares	Value ($)
Ricoh Co., Ltd.	157,600	1,554,841
Seiko Epson Corp.	60,700	1,072,448
Shimadzu Corp.	58,000	863,402
TDK Corp.	27,400	1,915,932
Yaskawa Electric Corp.	53,900	638,854
Yokogawa Electric Corp.	51,000	572,115
		48,322,983
Telecommunication Services 1.2%
KDDI Corp.	380,000	9,646,704
Nippon Telegraph & Telephone Corp.	162,156	6,245,069
NTT DOCOMO, Inc.	333,700	7,046,187
SoftBank Group Corp.	207,900	11,491,493
		34,429,453
Transportation 1.1%
ANA Holdings, Inc.	246,000	783,336
Central Japan Railway Co.	31,200	5,458,182
East Japan Railway Co.	72,560	7,157,849
Hankyu Hanshin Holdings, Inc.	251,000	1,585,569
Japan Airlines Co., Ltd.	27,200	1,026,230
Japan Airport Terminal Co., Ltd.	9,200	489,428
Kamigumi Co., Ltd.	51,000	479,694
Keikyu Corp.	94,000	773,212
Keio Corp.	132,000	1,098,227
Keisei Electric Railway Co., Ltd.	62,000	755,784
Kintetsu Group Holdings Co., Ltd.	407,000	1,449,823
Mitsubishi Logistics Corp.	25,000	363,228
Mitsui O.S.K. Lines Ltd.	269,000	806,778
Nagoya Railroad Co., Ltd.	194,000	728,458
Nippon Express Co., Ltd.	184,000	972,670
Nippon Yusen K.K.	331,000	904,817
Odakyu Electric Railway Co., Ltd.	140,000	1,400,283
Tobu Railway Co., Ltd.	222,000	1,067,357
Tokyu Corp.	247,000	1,815,202
West Japan Railway Co.	36,200	2,597,939
Yamato Holdings Co., Ltd.	76,700	1,699,907
		33,413,973
Utilities 0.6%
Chubu Electric Power Co., Inc.	140,100	2,376,583
Electric Power Development Co., Ltd.	29,600	1,023,028
Hokuriku Electric Power Co.	40,300	619,506
Kyushu Electric Power Co., Inc. *	91,000	1,289,509
Osaka Gas Co., Ltd.	397,000	1,587,426
Shikoku Electric Power Co., Inc. *	33,700	567,112
The Chugoku Electric Power Co., Inc.	60,700	907,786
The Kansai Electric Power Co., Inc. *	151,700	2,056,943
Toho Gas Co., Ltd.	89,000	531,681
Tohoku Electric Power Co., Inc.	101,200	1,483,900
    9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tokyo Electric Power Co., Inc. *	320,990	2,302,589
Tokyo Gas Co., Ltd.	509,201	2,749,246
		17,495,309
		651,055,750
Netherlands 2.8%
Banks 0.5%
ING Groep N.V. CVA	835,260	14,205,396
Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	18,315	894,823
Koninklijke Philips N.V.	200,724	5,593,418
		6,488,241
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	27,267	1,862,120
Energy 0.0%
Koninklijke Vopak N.V.	13,531	706,880
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	193,674	3,854,456
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	22,615	1,567,110
Heineken N.V.	50,465	3,968,547
		5,535,657
Household & Personal Products 0.5%
Unilever N.V. CVA	352,890	15,808,862
Insurance 0.2%
Aegon N.V.	388,764	2,990,271
Delta Lloyd N.V.	45,606	809,653
NN Group N.V.	41,916	1,291,533
		5,091,457
Materials 0.2%
Akzo Nobel N.V.	53,914	3,857,819
Koninklijke DSM N.V.	39,390	2,247,966
OCI N.V. *	16,510	552,972
		6,658,757
Media 0.3%
Altice S.A. *	18,417	2,326,046
RELX N.V.	221,432	3,685,304
Wolters Kluwer N.V.	65,547	2,169,516
		8,180,866
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	76,166	7,571,317
Software & Services 0.1%
Gemalto N.V.	17,841	1,530,879
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	707,646	2,795,966
Transportation 0.0%
TNT Express N.V.	109,123	913,253
		81,204,107
New Zealand 0.1%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	403,159
Materials 0.0%
Fletcher Building Ltd.	141,562	739,726
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	820,481
Transportation 0.0%
Auckland International Airport Ltd.	203,237	725,435
Utilities 0.1%
Contact Energy Ltd.	75,447	246,522
Meridian Energy Ltd.	316,280	469,734
Mighty River Power Ltd.	127,463	232,222
		948,478
		3,637,279
Norway 0.6%
Banks 0.1%
DNB A.S.A.	207,026	3,375,028
Energy 0.2%
Seadrill Ltd. (a)	78,629	707,485
Statoil A.S.A.	236,406	3,985,484
Subsea 7 S.A. *	64,866	568,312
		5,261,281
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	181,529	1,446,745
Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	675,567
Materials 0.1%
Norsk Hydro A.S.A.	292,622	1,091,249
Yara International A.S.A.	38,087	1,894,987
		2,986,236
Telecommunication Services 0.1%
Telenor A.S.A.	164,774	3,619,425
		17,364,282
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	8,699,500	666,580
Banco Espirito Santo S.A. - Reg'd *(b)(c)	470,491	—
		666,580
Energy 0.0%
Galp Energia, SGPS, S.A.	78,082	903,048
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	889,604
Utilities 0.1%
EDP - Energias de Portugal S.A.	483,636	1,788,850
		4,248,082
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	373,346	5,496,479
Oversea-Chinese Banking Corp., Ltd.	639,171	4,793,180
United Overseas Bank Ltd.	275,733	4,463,721
		14,753,380
10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Keppel Corp., Ltd.	313,000	1,709,914
Noble Group Ltd.	1,093,900	363,035
Sembcorp Industries Ltd.	200,000	520,200
Sembcorp Marine Ltd. (a)	152,000	288,868
Singapore Technologies Engineering Ltd.	316,000	755,515
Yangzijiang Shipbuilding Holdings Ltd.	431,000	404,548
		4,042,080
Consumer Services 0.0%
Genting Singapore plc	1,293,300	828,743
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	1,086,579
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	379,442
Wilmar International Ltd.	390,000	909,433
		1,288,875
Media 0.0%
Singapore Press Holdings Ltd.	350,600	1,068,169
Real Estate 0.2%
Ascendas Real Estate Investment Trust	456,400	804,670
CapitaLand Commercial Trust	452,900	470,279
CapitaLand Ltd.	585,800	1,374,677
CapitaLand Mall Trust	542,800	791,299
City Developments Ltd.	87,300	594,146
Global Logistic Properties Ltd.	709,500	1,190,004
Suntec Real Estate Investment Trust	570,100	707,532
UOL Group Ltd.	95,000	464,120
		6,396,727
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	603,070
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,724,537	5,150,541
StarHub Ltd.	129,000	360,171
		5,510,712
Transportation 0.1%
ComfortDelGro Corp., Ltd.	471,800	1,035,358
Hutchison Port Holdings Trust, Class U	1,227,600	736,788
Singapore Airlines Ltd.	111,000	868,345
		2,640,491
		38,218,826
Spain 3.5%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,371,928	13,911,828
Banco de Sabadell S.A.	1,053,208	2,399,482
Banco Popular Espanol S.A.	380,024	1,745,239
Banco Santander S.A.	3,116,331	21,548,532
Bankia S.A.	1,025,002	1,354,642
Security	Number of Shares	Value ($)
Bankinter S.A.	147,447	1,138,068
CaixaBank S.A.	565,427	2,523,315
		44,621,106
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	43,240	1,451,181
Ferrovial S.A.	98,466	2,394,632
Zardoya Otis S.A.	32,048	351,827
		4,197,640
Energy 0.1%
Repsol S.A.	234,308	3,937,876
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	135,669	849,094
Insurance 0.0%
Mapfre S.A.	244,029	785,490
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	31,577	1,395,369
Retailing 0.3%
Industria de Diseno Textil S.A.	234,390	8,036,776
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	96,845	4,227,922
Telecommunication Services 0.5%
Telefonica S.A.	965,543	14,810,190
Transportation 0.2%
Abertis Infraestructuras S.A.	99,044	1,621,839
Aena S.A. *	14,531	1,599,811
International Consolidated Airlines Group S.A. *	176,416	1,468,005
		4,689,655
Utilities 0.5%
Enagas S.A.	48,488	1,361,143
Endesa S.A.	69,660	1,463,427
Gas Natural SDG S.A.	75,382	1,636,121
Iberdrola S.A.	1,166,874	8,230,245
Red Electrica Corp. S.A.	23,030	1,838,942
		14,529,878
		102,080,996
Sweden 2.9%
Banks 0.8%
Nordea Bank AB	660,923	8,229,035
Skandinaviska Enskilda Banken AB, A Shares	331,924	3,995,856
Svenska Handelsbanken AB, A Shares	321,000	4,912,681
Swedbank AB, A Shares	195,297	4,574,670
		21,712,242
Capital Goods 0.7%
Alfa Laval AB	63,558	1,168,945
Assa Abloy AB, Class B	214,473	4,354,836
Atlas Copco AB, A Shares	144,594	3,954,501
Atlas Copco AB, B Shares	87,494	2,151,471
Sandvik AB	227,385	2,304,028
Skanska AB, B Shares	80,665	1,698,740
    11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SKF AB, B Shares	85,821	1,678,612
Volvo AB, B Shares	335,693	3,981,634
		21,292,767
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	64,419	924,724
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	51,441	1,476,765
Husqvarna AB, B Shares	94,980	692,121
		2,168,886
Diversified Financials 0.2%
Industrivarden AB, C Shares	32,236	608,829
Investment AB Kinnevik, B Shares	50,660	1,619,841
Investor AB, B Shares	97,539	3,760,477
		5,989,147
Energy 0.0%
Lundin Petroleum AB *	49,912	723,627
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	693,514
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,138	1,382,571
Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	84,063	558,357
Getinge AB, B Shares	41,359	1,014,523
		1,572,880
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	126,274	3,593,056
Materials 0.0%
Boliden AB	59,204	1,093,304
Retailing 0.3%
Hennes & Mauritz AB, B Shares	206,875	8,230,996
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	54,544	1,762,437
Telefonaktiebolaget LM Ericsson, B Shares	656,559	7,019,959
		8,782,396
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	1,091,186
Tele2 AB, B Shares	74,695	777,103
TeliaSonera AB	554,797	3,371,627
		5,239,916
		83,400,026
Switzerland 9.4%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	477,303	9,708,350
Geberit AG - Reg'd	8,141	2,816,005
Schindler Holding AG	9,794	1,577,456
Schindler Holding AG - Reg'd	4,537	737,242
Sulzer AG - Reg'd	4,467	458,695
		15,297,748
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd *	36,470	3,043,875
SGS S.A. - Reg'd	1,141	2,176,535
		5,220,410
Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg'd	113,296	9,778,967
The Swatch Group AG - Bearer Shares	6,558	2,824,321
The Swatch Group AG - Reg'd	11,639	953,949
		13,557,237
Diversified Financials 1.1%
Credit Suisse Group AG - Reg'd *	331,044	9,766,055
Julius Baer Group Ltd. *	49,527	2,739,820
Pargesa Holding S.A.	5,743	385,780
Partners Group Holding AG	3,359	1,123,158
UBS Group AG - Reg’d *	791,222	18,191,057
		32,205,870
Energy 0.0%
Transocean Ltd. (a)	73,823	1,002,212
Food, Beverage & Tobacco 2.0%
Aryzta AG *	19,166	972,438
Barry Callebaut AG - Reg'd *	419	468,415
Chocoladefabriken Lindt & Sprungli AG	209	1,174,430
Chocoladefabriken Lindt & Sprungli AG - Reg'd	21	1,401,807
Nestle S.A. - Reg'd	698,776	52,862,457
		56,879,547
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	11,733	1,670,303
Insurance 0.7%
Baloise Holding AG - Reg'd	11,432	1,456,533
Swiss Life Holding AG - Reg'd *	7,056	1,664,845
Swiss Re AG	76,573	6,888,277
Zurich Insurance Group AG *	32,441	9,878,595
		19,888,250
Materials 0.7%
EMS-Chemie Holding AG - Reg'd	1,753	853,843
Givaudan S.A. - Reg'd *	2,014	3,746,336
LafargeHolcim Ltd. *(d)	49,745	3,461,179
LafargeHolcim Ltd. *(d)	36,008	2,493,766
Sika AG	468	1,696,677
Syngenta AG - Reg'd	20,236	8,336,637
		20,588,438
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Actelion Ltd. - Reg'd *	22,570	3,337,725
Lonza Group AG - Reg'd *	11,058	1,602,908
Novartis AG - Reg'd	498,293	51,704,935
Roche Holding AG	152,215	43,978,362
		100,623,930
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	14,809	1,180,061
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,284,116
12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Swisscom AG - Reg'd	5,609	3,262,233
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	11,020	1,521,282
		274,181,637
United Kingdom 20.0%
Automobiles & Components 0.1%
GKN plc	358,453	1,780,534
Banks 2.8%
Barclays plc	3,572,547	16,110,907
HSBC Holdings plc	4,165,864	37,627,950
Lloyds Banking Group plc	12,365,769	16,102,817
Royal Bank of Scotland Group plc *	556,433	2,967,720
Standard Chartered plc	535,881	8,193,893
		81,003,287
Capital Goods 0.9%
Ashtead Group plc	105,027	1,610,544
BAE Systems plc	678,233	5,078,050
Bunzl plc	74,222	2,124,544
Cobham plc	235,836	960,880
IMI plc	60,653	1,003,489
Meggitt plc	180,146	1,305,383
Melrose Industries plc	217,979	940,415
Rolls-Royce Holdings plc *	399,829	4,948,179
Smiths Group plc	82,981	1,460,261
The Weir Group plc	45,373	1,089,424
Travis Perkins plc	54,666	1,916,796
Wolseley plc	56,069	3,722,761
		26,160,726
Commercial & Professional Supplies 0.4%
Aggreko plc	53,732	1,006,448
Babcock International Group plc	58,617	906,865
Capita plc	142,984	2,910,729
Experian plc	217,237	4,072,897
G4S plc	338,396	1,450,819
Intertek Group plc	36,951	1,412,093
		11,759,851
Consumer Durables & Apparel 0.3%
Barratt Developments plc	214,307	2,120,902
Burberry Group plc	95,325	2,392,317
Persimmon plc *	66,446	2,120,298
Taylor Wimpey plc	700,970	2,124,536
		8,758,053
Consumer Services 0.6%
Carnival plc	39,824	2,207,359
Compass Group plc	358,321	5,731,572
InterContinental Hotels Group plc	50,097	2,104,187
Merlin Entertainments plc	147,259	953,752
TUI AG	96,212	1,652,697
Whitbread plc	38,760	3,138,152
William Hill plc	196,791	1,243,333
		17,031,052
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
3i Group plc	203,179	1,752,649
Aberdeen Asset Management plc	203,474	1,155,618
Hargreaves Lansdown plc	57,521	1,073,835
ICAP plc	115,235	926,980
Investec plc	113,844	1,038,293
London Stock Exchange Group plc	66,825	2,718,298
Schroders plc	27,532	1,356,515
		10,022,188
Energy 2.7%
Amec Foster Wheeler plc	78,452	1,001,856
BG Group plc	740,209	12,594,483
BP plc	3,955,905	24,367,314
Petrofac Ltd.	60,315	826,175
Royal Dutch Shell plc, A Shares	843,285	24,171,392
Royal Dutch Shell plc, B Shares	528,661	15,307,411
Tullow Oil plc	209,287	800,266
		79,068,897
Food & Staples Retailing 0.3%
J. Sainsbury plc	297,156	1,227,482
Tesco plc	1,756,758	5,907,869
WM Morrison Supermarkets plc	457,740	1,302,597
		8,437,948
Food, Beverage & Tobacco 2.3%
Associated British Foods plc	75,841	3,811,610
British American Tobacco plc	404,730	24,031,263
Coca-Cola HBC AG CDI *	40,964	854,419
Diageo plc	545,038	15,278,907
Imperial Tobacco Group plc	207,856	10,907,568
SABMiller plc	210,146	11,020,171
Tate & Lyle plc	103,776	883,237
		66,787,175
Health Care Equipment & Services 0.1%
Smith & Nephew plc	190,923	3,548,428
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	140,031	13,428,720
Unilever plc	278,255	12,621,649
		26,050,369
Insurance 1.3%
Admiral Group plc	46,673	1,078,471
Aviva plc	872,314	7,092,944
Direct Line Insurance Group plc	305,349	1,742,585
Legal & General Group plc	1,308,118	5,320,405
Old Mutual plc	1,089,149	3,602,025
Prudential plc	555,611	13,070,988
RSA Insurance Group plc	226,227	1,815,898
Standard Life plc	421,318	2,983,668
		36,706,984
Materials 1.4%
Anglo American plc	300,800	3,792,784
Antofagasta plc	88,778	783,904
BHP Billiton plc	459,741	8,444,362
Croda International plc	27,826	1,319,480
    13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fresnillo plc	54,397	548,672
Glencore plc *	2,416,117	7,828,492
Johnson Matthey plc	43,511	1,977,661
Mondi plc	79,674	1,912,590
Randgold Resources Ltd.	19,342	1,166,827
Rexam plc	159,024	1,380,279
Rio Tinto plc	276,948	10,712,655
		39,867,706
Media 0.7%
ITV plc	813,516	3,559,765
Pearson plc	180,891	3,394,647
RELX plc	248,597	4,335,267
Sky plc	228,354	4,059,511
WPP plc	281,659	6,471,341
		21,820,531
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	273,775	18,482,163
GlaxoSmithKline plc	1,054,661	22,923,014
Shire plc	127,858	11,366,091
		52,771,268
Real Estate 0.3%
Hammerson plc	169,520	1,740,226
Intu Properties plc	214,014	1,100,703
Land Securities Group plc	170,121	3,448,391
Segro plc	150,608	1,055,565
The British Land Co., plc	209,672	2,749,756
		10,094,641
Retailing 0.4%
Dixons Carphone plc	218,188	1,552,606
Kingfisher plc	519,213	2,924,717
Marks & Spencer Group plc	354,639	3,010,126
Next plc	31,048	3,873,229
Sports Direct International plc *	64,748	799,640
		12,160,318
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	304,938	4,784,209
Software & Services 0.1%
The Sage Group plc	240,619	1,955,538
Telecommunication Services 1.2%
BT Group plc	1,818,850	13,163,016
Inmarsat plc	94,248	1,305,131
Vodafone Group plc	5,741,005	21,746,907
		36,215,054
Transportation 0.1%
easyJet plc	37,117	952,305
Royal Mail plc	172,766	1,361,058
		2,313,363
Utilities 0.8%
Centrica plc	1,079,148	4,488,399
National Grid plc	810,871	10,791,666
Severn Trent plc	52,885	1,818,212
Security	Number of Shares	Value ($)
SSE plc	212,548	5,028,675
United Utilities Group plc	147,060	2,045,683
		24,172,635
		583,270,755
Total Common Stock
(Cost $2,293,241,670)		2,859,375,639

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	957,803
Porsche Automobil Holding SE	32,577	2,455,355
Volkswagen AG	35,370	7,094,271
		10,507,429
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	39,609	4,695,487
Materials 0.0%
Fuchs Petrolub SE	16,120	700,549
		15,903,465
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	699,504
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,349,547	1,400,920
		2,100,424
Total Preferred Stock
(Cost $15,104,874)		18,003,889

Other Investment Company 0.3% of net assets
United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	7,415,467	7,415,467
Total Other Investment Company
(Cost $7,415,467)		7,415,467
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.0% of net assets
Time Deposits 1.0%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/03/15	635,884	993,030
U.S. Dollar
0.03%, 08/03/15	27,763,910	27,763,910
14

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
1.03%, 08/03/15	13	10
Japanese Yen
0.01%, 08/03/15	177,496	948
Singapore Dollar
0.10%, 08/03/15	2,548	1,857
Swiss Franc
(1.00%), 08/03/15	81,470	84,311
Nordea Bank
Euro
(0.23%), 08/03/15	360,419	395,831
Total Short-Term Investments
(Cost $29,239,897)		29,239,897

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,353,898,393 and the unrealized appreciation and depreciation were $703,466,626 and ($143,330,127), respectively, with a net unrealized appreciation of $560,136,499.
At 07/31/15, the values of certain foreign securities held by the fund aggregating $2,831,541,272 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,978,906.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Securities are traded on separate exchanges for the same entity.
(e)	The rate shown is the 7-day yield.

CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	325	30,420,000	457,113

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,119,006,744	$—	$1,119,006,744
Australia [1]	—	164,271,396	—	164,271,396
Materials	1,477,837	26,915,292	—	28,393,129
Belgium [1]	—	34,085,906	—	34,085,906
Materials	967,674	1,715,625	—	2,683,299
Media	653,409	—	—	653,409
Denmark [1]	—	47,266,528	—	47,266,528
Health Care Equipment & Services	376,005	1,667,837	—	2,043,842
Insurance	444,456	—	—	444,456
Finland [1]	—	17,618,559	—	17,618,559
Capital Goods	1,519,877	3,512,440	—	5,032,317
Telecommunication Services	1,076,553	—	—	1,076,553
    15

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
France [1]	$—	$184,146,973	$—	$184,146,973
Capital Goods	1,622,531	42,871,448	—	44,493,979
Commercial & Professional Supplies	1,018,898	2,570,193	—	3,589,091
Food, Beverage & Tobacco	366,309	13,918,337	—	14,284,646
Media	4,524,317	10,929,422	—	15,453,739
Real Estate	1,563,903	7,865,596	—	9,429,499
Telecommunication Services	1,312,616	6,614,860	—	7,927,476
Transportation	798,487	2,545,771	—	3,344,258
Hong Kong[1]	—	61,289,435	—	61,289,435
Consumer Durables & Apparel	521,729	1,962,704	—	2,484,433
Real Estate	5,012,514	20,194,071	—	25,206,585
Telecommunication Services	652,689	584,068	—	1,236,757
Netherlands [1]	—	67,931,784	—	67,931,784
Insurance	809,653	4,281,804	—	5,091,457
Media	2,326,046	5,854,820	—	8,180,866
New Zealand[1]	—	2,688,801	—	2,688,801
Utilities	478,744	469,734	—	948,478
Singapore [1]	—	36,929,951	—	36,929,951
Food, Beverage & Tobacco	379,442	909,433	—	1,288,875
Sweden [1]	—	75,893,716	—	75,893,716
Food & Staples Retailing	693,514	—	—	693,514
Health Care Equipment & Services	558,357	1,014,523	—	1,572,880
Telecommunication Services	777,103	4,462,813	—	5,239,916
Switzerland [1]	—	252,413,138	—	252,413,138
Materials	2,493,766	18,094,672	—	20,588,438
Real Estate	1,180,061	—	—	1,180,061
United Kingdom[1]	—	445,509,320	—	445,509,320
Food, Beverage & Tobacco	883,237	65,903,938	—	66,787,175
Insurance	1,815,898	34,891,086	—	36,706,984
Real Estate	4,503,956	5,590,685	—	10,094,641
Utilities	5,028,675	19,143,960	—	24,172,635
Preferred Stock[1]	—	18,003,889	—	18,003,889
Other Investment Company[1]	7,415,467	—	—	7,415,467
Short-Term Investments[1]	—	29,239,897	—	29,239,897
Total	$53,253,723	$2,860,781,169	$—	$2,914,034,892
Other Financial Instruments
Futures Contracts[2]	$457,113	$—	$—	$457,113
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
16

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Preferred Stock
United Kingdom	$54,362	$—	$184	$—	($54,546)	$—	$—	$—
Total	$54,362	$—	$184	$—	($54,546)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $8,450,881 and $23,470,514 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    17

Schwab Equity Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (“NAV”) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
18

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On July 31, 2015, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87637JUL15
19

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	3,921,222,475	4,994,327,848
1.3%	Other Investment Companies	62,905,669	62,905,669
100.3%	Total Investments	3,984,128,144	5,057,233,517
(0.3%)	Other Assets and Liabilities, Net		(14,027,521)
100.0%	Net Assets		5,043,205,996

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.2%
BorgWarner, Inc.	40,267	2,001,672
Dana Holding Corp.	60,700	1,126,592
Delphi Automotive plc	41,200	3,216,896
Ford Motor Co.	1,115,241	16,539,024
General Motors Co.	533,468	16,809,577
Harley-Davidson, Inc.	47,654	2,778,228
Johnson Controls, Inc.	209,709	9,554,342
Lear Corp.	32,100	3,340,647
The Goodyear Tire & Rubber Co.	62,190	1,873,785
Visteon Corp. *	16,000	1,592,480
		58,833,243
Banks 5.8%
Bank of America Corp.	3,183,794	56,926,237
BB&T Corp.	186,375	7,505,321
CIT Group, Inc.	42,700	2,008,608
Citigroup, Inc.	674,272	39,417,941
Citizens Financial Group, Inc.	14,000	364,980
Comerica, Inc.	37,600	1,783,368
Fifth Third Bancorp	229,890	4,843,782
Hudson City Bancorp, Inc.	190,190	1,960,859
Huntington Bancshares, Inc.	144,327	1,684,296
JPMorgan Chase & Co.	1,063,223	72,862,672
KeyCorp	224,057	3,325,006
M&T Bank Corp.	25,414	3,333,046
New York Community Bancorp, Inc.	151,130	2,876,004
People's United Financial, Inc.	88,977	1,447,656
Popular, Inc. *	37,100	1,136,002
Regions Financial Corp.	363,025	3,771,830
SunTrust Banks, Inc.	140,560	6,232,430
The PNC Financial Services Group, Inc.	112,035	10,999,596
U.S. Bancorp	334,660	15,129,979
Wells Fargo & Co.	954,163	55,217,413
		292,827,026
Security	Number of Shares	Value ($)
Capital Goods 7.5%
3M Co.	137,161	20,757,946
AECOM *	65,354	2,014,864
AGCO Corp.	52,240	2,873,722
AMETEK, Inc.	26,400	1,400,520
Armstrong World Industries, Inc. *	32,600	1,907,100
Carlisle Cos., Inc.	13,700	1,387,262
Caterpillar, Inc.	189,037	14,863,979
Chicago Bridge & Iron Co., N.V. (b)	22,800	1,211,592
Cummins, Inc.	50,794	6,579,347
Danaher Corp.	76,956	7,046,091
Deere & Co.	135,093	12,775,745
Dover Corp.	52,475	3,362,073
Eaton Corp. plc	95,516	5,786,359
EMCOR Group, Inc.	35,340	1,690,312
Emerson Electric Co.	259,010	13,403,768
Fastenal Co.	52,440	2,195,138
Flowserve Corp.	44,875	2,108,676
Fluor Corp.	112,750	5,271,063
Fortune Brands Home & Security, Inc.	30,100	1,437,275
General Dynamics Corp.	97,616	14,555,522
General Electric Co.	2,588,998	67,572,848
Honeywell International, Inc.	133,345	14,007,892
Hubbell, Inc., Class B	12,984	1,355,659
Illinois Tool Works, Inc.	101,234	9,057,406
Ingersoll-Rand plc	74,582	4,579,335
Jacobs Engineering Group, Inc. *	75,240	3,169,109
Joy Global, Inc.	48,200	1,272,962
KBR, Inc.	186,700	3,261,649
Kennametal, Inc.	36,200	1,147,178
L-3 Communications Holdings, Inc.	61,866	7,143,048
Lincoln Electric Holdings, Inc.	19,400	1,174,670
Lockheed Martin Corp.	78,084	16,171,196
Northrop Grumman Corp.	102,033	17,652,729
NOW, Inc. *(b)	14,700	255,780
Oshkosh Corp.	41,720	1,524,449
Owens Corning	57,050	2,558,693
PACCAR, Inc.	85,621	5,551,666
Pall Corp.	17,140	2,167,353
Parker-Hannifin Corp.	51,697	5,828,837
Pentair plc	29,337	1,783,983
Precision Castparts Corp.	19,416	3,784,567
Quanta Services, Inc. *	64,100	1,770,442
Raytheon Co.	126,615	13,812,430
Rockwell Automation, Inc.	22,550	2,633,389
Rockwell Collins, Inc.	35,430	2,998,087
Roper Technologies, Inc.	10,300	1,722,881
Snap-on, Inc.	10,700	1,763,360
SPX Corp.	18,436	1,205,899
Stanley Black & Decker, Inc.	35,503	3,745,211
Textron, Inc.	74,020	3,234,674
The Boeing Co.	103,572	14,931,975
The Timken Co.	39,265	1,310,666
TransDigm Group, Inc. *	5,800	1,312,540
    1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	37,100	1,085,546
United Rentals, Inc. *	17,800	1,192,422
United Technologies Corp.	247,292	24,805,861
W.W. Grainger, Inc.	17,338	3,965,374
WESCO International, Inc. *	18,200	1,116,752
Xylem, Inc.	38,855	1,341,663
		377,598,535
Commercial & Professional Supplies 0.8%
Cintas Corp.	28,250	2,415,375
Equifax, Inc.	16,830	1,718,848
ManpowerGroup, Inc.	55,390	5,011,687
Nielsen N.V.	43,300	2,098,318
Pitney Bowes, Inc.	111,619	2,335,070
R.R. Donnelley & Sons Co.	159,140	2,792,907
Republic Services, Inc.	97,163	4,132,342
Robert Half International, Inc.	39,310	2,163,229
The ADT Corp.	73,100	2,524,143
The Dun & Bradstreet Corp.	14,540	1,814,156
Towers Watson & Co., Class A	9,400	1,191,732
Tyco International plc	90,887	3,452,797
Verisk Analytics, Inc. *	16,000	1,249,760
Waste Management, Inc.	164,314	8,401,375
		41,301,739
Consumer Durables & Apparel 1.1%
Coach, Inc.	153,575	4,791,540
Fossil Group, Inc. *	18,200	1,251,250
Garmin Ltd.	37,170	1,557,795
Hasbro, Inc.	39,341	3,097,710
Jarden Corp. *	37,872	2,082,960
Leggett & Platt, Inc.	49,117	2,348,284
Mattel, Inc.	143,035	3,319,842
Mohawk Industries, Inc. *	11,735	2,365,659
Newell Rubbermaid, Inc.	61,650	2,668,212
NIKE, Inc., Class B	134,027	15,442,591
NVR, Inc. *	1,529	2,278,271
Polaris Industries, Inc.	8,800	1,206,128
PVH Corp.	12,400	1,438,896
Ralph Lauren Corp.	20,320	2,558,085
Tupperware Brands Corp.	20,658	1,207,873
VF Corp.	54,980	4,238,408
Whirlpool Corp.	25,555	4,541,890
		56,395,394
Consumer Services 1.8%
Apollo Education Group, Inc. *	130,150	1,667,221
Aramark	21,000	668,220
Brinker International, Inc.	26,655	1,596,635
Carnival Corp.	136,310	7,263,960
Chipotle Mexican Grill, Inc. *	2,187	1,623,257
Darden Restaurants, Inc.	48,062	3,545,053
DeVry Education Group, Inc.	33,100	1,005,578
Graham Holdings Co., Class B	1,720	1,186,043
H&R Block, Inc.	61,065	2,032,854
Las Vegas Sands Corp.	50,400	2,824,416
Marriott International, Inc., Class A	29,089	2,112,152
McDonald's Corp.	342,188	34,170,894
MGM Resorts International *	63,515	1,246,164
Royal Caribbean Cruises Ltd.	32,029	2,877,806
Security	Number of Shares	Value ($)
Starbucks Corp.	149,880	8,682,548
Starwood Hotels & Resorts Worldwide, Inc.	31,270	2,484,714
Wyndham Worldwide Corp.	34,440	2,841,989
Wynn Resorts Ltd.	23,504	2,426,318
Yum! Brands, Inc.	95,130	8,348,609
		88,604,431
Diversified Financials 3.3%
Ally Financial, Inc. *	137,000	3,119,490
American Express Co.	198,417	15,091,597
Ameriprise Financial, Inc.	35,034	4,402,723
Berkshire Hathaway, Inc., Class B *	279,726	39,928,089
BlackRock, Inc.	14,000	4,708,480
Capital One Financial Corp.	145,132	11,799,231
CME Group, Inc.	46,500	4,465,860
Discover Financial Services	89,922	5,018,547
Franklin Resources, Inc.	101,709	4,632,845
Invesco Ltd.	66,600	2,570,760
Legg Mason, Inc.	43,520	2,147,277
Leucadia National Corp.	63,200	1,486,464
McGraw Hill Financial, Inc.	50,468	5,135,119
Moody's Corp.	18,670	2,061,728
Morgan Stanley	207,483	8,058,640
Northern Trust Corp.	38,910	2,976,226
PHH Corp. *	62,958	1,571,432
SLM Corp. *	165,600	1,511,928
State Street Corp.	66,136	5,063,372
T. Rowe Price Group, Inc.	49,345	3,805,980
The Bank of New York Mellon Corp.	169,249	7,345,407
The Charles Schwab Corp. (a)	88,815	3,097,867
The Goldman Sachs Group, Inc.	110,909	22,744,109
The NASDAQ OMX Group, Inc.	33,983	1,734,152
Voya Financial, Inc.	10,200	478,890
		164,956,213
Energy 13.0%
Anadarko Petroleum Corp.	110,279	8,199,244
Apache Corp.	178,068	8,166,198
Baker Hughes, Inc.	145,986	8,489,086
California Resources Corp.	93,700	396,351
Cameron International Corp. *	59,953	3,025,228
Chesapeake Energy Corp. (b)	308,126	2,668,371
Chevron Corp.	1,234,412	109,220,774
Cimarex Energy Co.	13,045	1,358,245
ConocoPhillips	915,082	46,065,228
CONSOL Energy, Inc.	78,435	1,295,746
Delek US Holdings, Inc.	34,400	1,227,048
Denbury Resources, Inc.	206,500	813,610
Devon Energy Corp.	174,527	8,625,124
Diamond Offshore Drilling, Inc. (b)	84,920	1,863,994
Energen Corp.	20,610	1,137,672
Ensco plc, Class A	109,700	1,818,826
EOG Resources, Inc.	70,201	5,418,815
EQT Corp.	18,100	1,390,985
Exxon Mobil Corp.	2,687,581	212,883,291
FMC Technologies, Inc. *	42,178	1,381,751
Halliburton Co.	272,770	11,399,058
Helmerich & Payne, Inc.	22,095	1,275,765
Hess Corp.	180,104	10,627,937
2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
HollyFrontier Corp.	128,402	6,196,681
Kinder Morgan, Inc.	119,400	4,136,016
Marathon Oil Corp.	448,719	9,427,586
Marathon Petroleum Corp.	328,462	17,957,018
Murphy Oil Corp.	179,150	5,874,328
Nabors Industries Ltd.	207,100	2,404,431
National Oilwell Varco, Inc.	153,301	6,458,571
Newfield Exploration Co. *	45,307	1,485,617
Noble Corp., plc (b)	191,200	2,284,840
Noble Energy, Inc.	61,470	2,165,588
Occidental Petroleum Corp.	296,700	20,828,340
Oceaneering International, Inc.	24,600	984,492
ONEOK, Inc.	56,420	2,132,112
Patterson-UTI Energy, Inc.	78,700	1,297,370
Peabody Energy Corp. (b)	539,145	646,974
Phillips 66	477,908	37,993,686
Pioneer Natural Resources Co.	11,000	1,394,470
QEP Resources, Inc.	87,442	1,213,695
Schlumberger Ltd.	276,763	22,921,512
Seadrill Ltd. (b)	357,200	3,182,652
Southwestern Energy Co. *	73,740	1,371,564
Spectra Energy Corp.	155,260	4,698,168
Superior Energy Services, Inc.	49,300	838,100
Tesoro Corp.	77,192	7,513,869
The Williams Cos., Inc.	94,509	4,959,832
Valero Energy Corp.	440,266	28,881,450
Weatherford International plc *	298,200	3,184,776
Whiting Petroleum Corp. *	30,200	618,798
World Fuel Services Corp.	96,300	3,914,595
		655,715,478
Food & Staples Retailing 4.3%
Casey's General Stores, Inc.	18,712	1,912,647
Costco Wholesale Corp.	166,563	24,201,604
CVS Health Corp.	486,916	54,763,442
Sysco Corp.	323,039	11,729,546
The Kroger Co.	453,068	17,778,388
United Natural Foods, Inc. *	22,100	1,006,213
Wal-Mart Stores, Inc.	981,772	70,667,949
Walgreens Boots Alliance, Inc.	326,082	31,509,304
Whole Foods Market, Inc.	98,300	3,578,120
		217,147,213
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	430,116	23,389,708
Archer-Daniels-Midland Co.	395,774	18,767,603
Brown-Forman Corp., Class B	25,677	2,783,644
Bunge Ltd.	133,836	10,686,805
Campbell Soup Co.	57,230	2,822,011
Coca-Cola Enterprises, Inc.	104,995	5,363,145
ConAgra Foods, Inc.	163,920	7,222,315
Constellation Brands, Inc., Class A	16,220	1,946,724
Dr Pepper Snapple Group, Inc.	57,041	4,575,829
General Mills, Inc.	190,618	11,095,874
Hormel Foods Corp.	34,039	2,015,449
Ingredion, Inc.	25,700	2,266,740
Kellogg Co.	76,037	5,031,368
McCormick & Co., Inc. - Non Voting Shares	27,578	2,261,672
Mead Johnson Nutrition Co.	15,200	1,343,528
Security	Number of Shares	Value ($)
Molson Coors Brewing Co., Class B	24,780	1,762,849
Mondelez International, Inc., Class A	434,795	19,622,298
Monster Beverage Corp. *	12,400	1,904,020
PepsiCo, Inc.	386,063	37,197,170
Philip Morris International, Inc.	536,388	45,877,266
Reynolds American, Inc.	109,405	9,385,855
The Coca-Cola Co.	880,243	36,160,382
The Hershey Co.	22,012	2,044,695
The JM Smucker Co.	39,825	4,448,054
The Kraft Heinz Co.	115,874	9,208,507
Tyson Foods, Inc., Class A	175,815	7,797,395
		276,980,906
Health Care Equipment & Services 6.0%
Abbott Laboratories	263,063	13,334,663
Aetna, Inc.	136,991	15,475,873
AmerisourceBergen Corp.	80,167	8,477,660
Anthem, Inc.	211,850	32,682,100
Baxter International, Inc.	166,453	6,671,436
Becton, Dickinson & Co.	62,562	9,518,808
Boston Scientific Corp. *	282,065	4,891,007
C.R. Bard, Inc.	20,300	3,991,995
Cardinal Health, Inc.	162,067	13,772,454
Centene Corp. *	21,500	1,507,795
Cerner Corp. *	19,300	1,384,196
Cigna Corp.	38,309	5,518,795
Community Health Systems, Inc. *	53,462	3,128,062
DaVita HealthCare Partners, Inc. *	28,420	2,246,033
DENTSPLY International, Inc.	24,735	1,407,669
Express Scripts Holding Co. *	166,107	14,961,257
HCA Holdings, Inc. *	150,374	13,986,286
Health Net, Inc. *	63,070	4,216,860
Henry Schein, Inc. *	21,252	3,144,871
Humana, Inc.	66,670	12,139,940
Intuitive Surgical, Inc. *	2,979	1,588,313
Laboratory Corp. of America Holdings *	22,599	2,876,627
LifePoint Health, Inc. *	20,730	1,717,688
Magellan Health, Inc. *	24,100	1,460,219
McKesson Corp.	81,317	17,936,091
Medtronic plc	272,036	21,324,902
Omnicare, Inc.	36,510	3,535,994
Owens & Minor, Inc.	60,802	2,137,798
Patterson Cos., Inc.	33,275	1,669,074
Quest Diagnostics, Inc.	72,452	5,347,682
ResMed, Inc.	19,600	1,135,820
St. Jude Medical, Inc.	77,360	5,710,715
Stryker Corp.	65,718	6,720,980
Tenet Healthcare Corp. *	36,893	2,077,076
UnitedHealth Group, Inc.	355,096	43,108,654
Universal Health Services, Inc., Class B	15,448	2,243,513
Varian Medical Systems, Inc. *	24,903	2,143,401
WellCare Health Plans, Inc. *	22,500	1,818,000
Zimmer Biomet Holdings, Inc.	47,924	4,987,451
		301,997,758
Household & Personal Products 2.1%
Avon Products, Inc.	387,225	2,195,566
Church & Dwight Co., Inc.	20,900	1,804,297
    3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Colgate-Palmolive Co.	199,268	13,554,209
Edgewell Personal Care Co.	12,320	1,179,147
Herbalife Ltd. *(b)	41,300	2,085,237
Kimberly-Clark Corp.	94,301	10,841,786
The Clorox Co.	31,520	3,528,349
The Estee Lauder Cos., Inc., Class A	31,234	2,783,262
The Procter & Gamble Co.	903,135	69,270,454
		107,242,307
Insurance 3.6%
ACE Ltd.	67,804	7,375,041
Aflac, Inc.	131,798	8,441,662
Alleghany Corp. *	2,000	972,260
American Financial Group, Inc.	30,740	2,119,523
American International Group, Inc.	237,342	15,218,369
Aon plc	48,936	4,931,281
Arch Capital Group Ltd. *	40,875	2,916,840
Arthur J. Gallagher & Co.	25,800	1,223,694
Assurant, Inc.	46,955	3,502,843
Axis Capital Holdings Ltd.	51,550	2,967,218
Cincinnati Financial Corp.	45,780	2,527,514
Everest Re Group Ltd.	15,325	2,806,314
First American Financial Corp.	38,700	1,570,446
FNF Group	67,684	2,645,767
Genworth Financial, Inc., Class A *	236,500	1,657,865
HCC Insurance Holdings, Inc.	27,600	2,129,616
Lincoln National Corp.	42,680	2,403,738
Loews Corp.	133,689	5,094,888
Marsh & McLennan Cos., Inc.	95,720	5,546,017
MetLife, Inc.	158,918	8,858,089
Old Republic International Corp.	80,800	1,351,784
PartnerRe Ltd.	25,756	3,501,786
Principal Financial Group, Inc.	44,871	2,490,789
Prudential Financial, Inc.	87,637	7,743,605
Reinsurance Group of America, Inc.	19,100	1,843,532
RenaissanceRe Holdings Ltd.	24,025	2,577,882
The Allstate Corp.	118,743	8,187,330
The Chubb Corp.	112,029	13,928,566
The Hartford Financial Services Group, Inc.	144,227	6,857,994
The Progressive Corp.	239,945	7,318,322
The Travelers Cos., Inc.	242,872	25,773,577
Torchmark Corp.	38,965	2,400,634
Unum Group	110,725	3,968,384
Validus Holdings Ltd.	29,800	1,381,230
W. R. Berkley Corp.	40,363	2,249,026
White Mountains Insurance Group Ltd.	3,029	2,138,474
XL Group plc	71,885	2,733,068
		181,354,968
Materials 3.5%
Air Products & Chemicals, Inc.	43,285	6,168,545
Airgas, Inc.	20,900	2,132,218
Albemarle Corp.	30,585	1,657,707
Alcoa, Inc.	459,630	4,536,548
Allegheny Technologies, Inc.	50,611	1,079,027
AptarGroup, Inc.	21,800	1,477,822
Ashland, Inc.	17,535	2,004,601
Avery Dennison Corp.	39,000	2,373,150
Security	Number of Shares	Value ($)
Ball Corp.	47,680	3,234,611
Bemis Co., Inc.	42,138	1,878,091
Celanese Corp., Series A	32,300	2,129,216
CF Industries Holdings, Inc.	67,355	3,987,416
Cliffs Natural Resources, Inc. (b)	413,100	1,041,012
Commercial Metals Co.	100,245	1,544,776
Cytec Industries, Inc.	21,400	1,588,522
Domtar Corp.	67,182	2,731,620
E.I. du Pont de Nemours & Co.	182,686	10,186,571
Eastman Chemical Co.	41,720	3,270,848
Ecolab, Inc.	27,791	3,218,476
FMC Corp.	32,980	1,600,849
Freeport-McMoRan, Inc.	727,640	8,549,770
Graphic Packaging Holding Co.	88,600	1,337,860
Huntsman Corp.	80,515	1,529,785
International Flavors & Fragrances, Inc.	12,235	1,414,244
International Paper Co.	149,593	7,161,017
LyondellBasell Industries N.V., Class A	156,180	14,654,369
Monsanto Co.	88,469	9,014,106
Newmont Mining Corp.	335,911	5,767,592
Nucor Corp.	157,516	6,952,756
Owens-Illinois, Inc. *	75,845	1,619,291
Packaging Corp. of America	16,521	1,169,522
PPG Industries, Inc.	54,400	5,895,872
Praxair, Inc.	69,295	7,909,331
Reliance Steel & Aluminum Co.	43,920	2,661,552
RPM International, Inc.	30,365	1,423,208
Sigma-Aldrich Corp.	17,230	2,405,480
Sonoco Products Co.	39,855	1,645,214
Southern Copper Corp. (b)	51,597	1,437,492
Steel Dynamics, Inc.	101,450	2,032,044
The Dow Chemical Co.	332,868	15,664,768
The Mosaic Co.	161,731	6,944,729
The Sherwin-Williams Co.	9,365	2,601,222
The Valspar Corp.	20,750	1,728,060
United States Steel Corp. (b)	98,804	1,923,714
Vulcan Materials Co.	19,823	1,804,290
WestRock Co. *	67,607	4,263,298
		177,352,212
Media 3.6%
Cablevision Systems Corp., Class A	106,465	3,004,442
CBS Corp., Class B - Non Voting Shares	138,321	7,396,024
Charter Communications, Inc., Class A *(b)	15,100	2,806,486
Comcast Corp., Class A	489,157	30,528,289
Comcast Corp., Special Class A	20,000	1,246,800
Discovery Communications, Inc., Class A *(b)	118,941	3,927,432
Discovery Communications, Inc., Class C *	121,367	3,677,420
DISH Network Corp., Class A *	34,735	2,244,228
Liberty Media Corp., Class A *	20,000	756,000
Liberty Media Corp., Class C *	25,000	942,500
News Corp., Class A *	180,400	2,657,292
News Corp., Class B *	17,500	249,725
Omnicom Group, Inc.	78,313	5,723,114
4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Scripps Networks Interactive, Inc., Class A	21,400	1,339,212
TEGNA, Inc.	79,630	2,319,622
The Interpublic Group of Cos., Inc.	107,605	2,291,987
The Walt Disney Co.	305,762	36,691,440
Thomson Reuters Corp.	119,757	4,844,171
Time Warner Cable, Inc.	100,801	19,153,198
Time Warner, Inc.	296,433	26,097,961
Time, Inc.	20,900	466,488
Twenty-First Century Fox, Inc., Class A	349,721	12,061,877
Twenty-First Century Fox, Inc., Class B	22,000	737,440
Viacom, Inc., Class B	175,698	10,014,786
		181,177,934
Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	156,522	10,958,105
Agilent Technologies, Inc.	67,336	2,757,409
Allergan plc *	9,240	3,059,826
Amgen, Inc.	165,323	29,194,389
Biogen, Inc. *	12,450	3,968,811
Bristol-Myers Squibb Co.	320,461	21,035,060
Celgene Corp. *	48,656	6,386,100
Eli Lilly & Co.	251,881	21,286,463
Gilead Sciences, Inc.	109,387	12,892,352
Hospira, Inc. *	24,550	2,195,998
Johnson & Johnson	591,007	59,224,811
Merck & Co., Inc.	650,662	38,363,032
Mettler-Toledo International, Inc. *	4,300	1,451,680
Mylan N.V. *	52,475	2,938,075
Perrigo Co., plc	7,600	1,460,720
Pfizer, Inc.	1,945,304	70,147,662
Thermo Fisher Scientific, Inc.	48,445	6,759,531
Waters Corp. *	14,800	1,975,652
Zoetis, Inc.	56,500	2,767,370
		298,823,046
Real Estate 1.2%
American Capital Agency Corp.	57,900	1,115,154
American Tower Corp.	28,765	2,735,839
Annaly Capital Management, Inc.	494,661	4,921,877
AvalonBay Communities, Inc.	10,299	1,774,930
Boston Properties, Inc.	16,490	2,032,887
Corrections Corp. of America	38,400	1,350,528
Crown Castle International Corp.	20,580	1,685,708
Digital Realty Trust, Inc.	19,900	1,278,973
Equity Residential	39,145	2,928,437
General Growth Properties, Inc.	59,100	1,603,974
HCP, Inc.	63,865	2,467,744
Health Care REIT, Inc.	27,600	1,914,612
Hospitality Properties Trust	50,961	1,397,351
Host Hotels & Resorts, Inc.	114,278	2,214,708
Iron Mountain, Inc.	66,379	1,994,689
Kimco Realty Corp.	60,860	1,503,851
Plum Creek Timber Co., Inc.	45,895	1,881,695
Prologis, Inc.	44,100	1,790,901
Public Storage	15,130	3,104,373
Simon Property Group, Inc.	31,511	5,899,489
The Macerich Co.	14,997	1,187,162
Security	Number of Shares	Value ($)
Ventas, Inc.	41,178	2,762,632
Vornado Realty Trust	28,941	2,823,194
Weyerhaeuser Co.	270,742	8,309,072
		60,679,780
Retailing 5.3%
Aaron's, Inc.	49,200	1,819,416
Abercrombie & Fitch Co., Class A (b)	83,378	1,675,064
Advance Auto Parts, Inc.	11,145	1,941,570
Amazon.com, Inc. *	17,250	9,248,588
American Eagle Outfitters, Inc.	155,035	2,751,871
AutoNation, Inc. *	30,200	1,882,668
AutoZone, Inc. *	3,321	2,327,822
Bed Bath & Beyond, Inc. *	89,205	5,818,842
Best Buy Co., Inc.	242,276	7,823,092
Big Lots, Inc.	47,365	2,045,221
CarMax, Inc. *	35,307	2,277,655
Chico's FAS, Inc.	78,300	1,191,726
Core-Mark Holding Co., Inc.	27,065	1,720,522
CST Brands, Inc.	106,800	4,045,584
Dick's Sporting Goods, Inc.	32,500	1,656,850
Dillard's, Inc., Class A	14,175	1,444,149
Dollar General Corp.	75,300	6,051,861
Dollar Tree, Inc. *	59,981	4,680,317
Expedia, Inc.	14,465	1,756,630
Foot Locker, Inc.	46,295	3,266,112
GameStop Corp., Class A (b)	103,990	4,767,942
Genuine Parts Co.	51,700	4,598,715
Guess?, Inc.	61,000	1,335,290
J.C. Penney Co., Inc. *	518,810	4,274,994
Kohl's Corp.	164,045	10,059,239
L Brands, Inc.	56,820	4,586,510
Liberty Interactive Corp., QVC Group, Class A *	135,425	3,934,096
LKQ Corp. *	41,200	1,296,152
Lowe's Cos., Inc.	394,245	27,344,833
Macy's, Inc.	121,936	8,420,900
Murphy USA, Inc. *	91,800	5,026,968
Nordstrom, Inc.	46,155	3,522,088
O'Reilly Automotive, Inc. *	18,530	4,452,944
Office Depot, Inc. *	161,800	1,294,400
Rent-A-Center, Inc.	64,170	1,719,114
Ross Stores, Inc.	75,480	4,012,517
Signet Jewelers Ltd.	15,900	1,927,398
Staples, Inc.	659,456	9,700,598
Target Corp.	371,483	30,405,884
The Gap, Inc.	142,475	5,197,488
The Home Depot, Inc.	351,143	41,094,265
The Priceline Group, Inc. *	2,384	2,964,671
The TJX Cos., Inc.	177,988	12,427,122
Tiffany & Co.	21,135	2,022,620
Tractor Supply Co.	25,500	2,359,260
Urban Outfitters, Inc. *	36,054	1,176,082
Williams-Sonoma, Inc.	26,645	2,255,766
		267,603,416
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	40,650	2,018,679
Analog Devices, Inc.	53,165	3,101,115
Applied Materials, Inc.	307,726	5,342,123
    5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Avago Technologies Ltd.	14,500	1,814,530
Broadcom Corp., Class A	80,627	4,080,533
Intel Corp.	1,835,576	53,139,925
KLA-Tencor Corp.	43,580	2,311,919
Lam Research Corp.	22,790	1,751,867
Linear Technology Corp.	35,455	1,453,655
Marvell Technology Group Ltd.	191,230	2,378,901
Maxim Integrated Products, Inc.	85,700	2,917,228
Microchip Technology, Inc.	37,380	1,601,359
Micron Technology, Inc. *	141,712	2,623,089
NVIDIA Corp.	89,937	1,794,243
Texas Instruments, Inc.	270,709	13,530,036
Xilinx, Inc.	58,120	2,426,510
		102,285,712
Software & Services 6.9%
Accenture plc, Class A	139,365	14,369,925
Activision Blizzard, Inc.	150,600	3,883,974
Adobe Systems, Inc. *	48,707	3,993,487
Akamai Technologies, Inc. *	18,000	1,380,780
Alliance Data Systems Corp. *	7,980	2,194,819
Amdocs Ltd.	53,900	3,161,235
Autodesk, Inc. *	25,100	1,269,558
Automatic Data Processing, Inc.	83,319	6,646,357
Booz Allen Hamilton Holding Corp.	51,500	1,428,095
Broadridge Financial Solutions, Inc.	30,500	1,655,235
CA, Inc.	107,205	3,123,418
CACI International, Inc., Class A *	16,024	1,316,051
Citrix Systems, Inc. *	23,563	1,781,599
Cognizant Technology Solutions Corp., Class A *	58,400	3,685,040
Computer Sciences Corp.	66,145	4,327,867
CoreLogic, Inc. *	41,300	1,628,872
DST Systems, Inc.	11,500	1,255,225
eBay, Inc. *	154,327	4,339,675
Electronic Arts, Inc. *	25,808	1,846,562
Facebook, Inc., Class A *	22,600	2,124,626
Fidelity National Information Services, Inc.	78,123	5,111,588
Fiserv, Inc. *	49,038	4,259,441
Global Payments, Inc.	13,200	1,479,588
Google, Inc., Class A *	20,489	13,471,518
Google, Inc., Class C *	20,674	12,933,861
IAC/InterActiveCorp	29,362	2,268,508
International Business Machines Corp.	436,501	70,708,797
Intuit, Inc.	44,222	4,677,361
Leidos Holdings, Inc.	59,100	2,411,280
MasterCard, Inc., Class A	80,438	7,834,661
Microsoft Corp.	2,014,828	94,092,468
Oracle Corp.	726,344	29,010,179
Paychex, Inc.	58,359	2,707,858
Symantec Corp.	214,545	4,878,753
Teradata Corp. *	37,900	1,406,469
The Western Union Co.	250,410	5,068,298
Total System Services, Inc.	37,870	1,750,351
Visa, Inc., Class A	115,412	8,695,140
Xerox Corp.	599,726	6,608,981
Yahoo! Inc. *	86,605	3,175,805
		347,963,305
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.7%
Amphenol Corp., Class A	43,900	2,476,399
Anixter International, Inc. *	16,220	1,073,926
Apple, Inc.	564,657	68,492,894
Arrow Electronics, Inc. *	73,525	4,275,479
Avnet, Inc.	105,500	4,402,515
Cisco Systems, Inc.	1,457,151	41,412,231
Corning, Inc.	351,271	6,561,742
EMC Corp.	419,543	11,281,511
FLIR Systems, Inc.	39,700	1,222,363
Harris Corp.	53,268	4,418,048
Hewlett-Packard Co.	1,479,591	45,157,117
Ingram Micro, Inc., Class A *	230,551	6,277,904
Jabil Circuit, Inc.	130,895	2,650,624
Juniper Networks, Inc.	133,170	3,784,691
Keysight Technologies, Inc. *	13,200	403,128
Lexmark International, Inc., Class A	41,745	1,418,913
Motorola Solutions, Inc.	75,172	4,522,348
NetApp, Inc.	56,930	1,773,370
QUALCOMM, Inc.	218,255	14,053,440
SanDisk Corp.	33,865	2,041,721
SYNNEX Corp.	20,795	1,572,726
Tech Data Corp. *	70,040	4,085,433
Vishay Intertechnology, Inc.	97,740	1,122,055
Western Digital Corp.	46,488	4,000,757
		238,481,335
Telecommunication Services 4.0%
AT&T, Inc.	3,711,755	128,946,357
CenturyLink, Inc.	291,607	8,339,960
Frontier Communications Corp.	668,098	3,153,423
Telephone & Data Systems, Inc.	92,227	2,712,396
Verizon Communications, Inc.	1,270,049	59,425,593
Windstream Holdings, Inc. (b)	108,483	526,142
		203,103,871
Transportation 1.7%
Alaska Air Group, Inc.	20,800	1,575,600
Avis Budget Group, Inc. *	43,390	1,884,428
C.H. Robinson Worldwide, Inc.	65,944	4,625,972
CSX Corp.	323,733	10,126,368
Delta Air Lines, Inc.	23,500	1,041,990
Expeditors International of Washington, Inc.	70,625	3,310,194
FedEx Corp.	93,333	15,999,143
Hertz Global Holdings, Inc. *	172,900	2,937,571
JB Hunt Transport Services, Inc.	16,245	1,366,529
JetBlue Airways Corp. *	62,200	1,429,356
Kansas City Southern	11,087	1,099,719
Norfolk Southern Corp.	75,579	6,373,577
Ryder System, Inc.	26,420	2,391,538
Union Pacific Corp.	162,035	15,812,996
United Parcel Service, Inc., Class B	136,941	14,017,281
		83,992,262
Utilities 4.2%
AES Corp.	471,540	6,035,712
AGL Resources, Inc.	32,414	1,558,465
Alliant Energy Corp.	33,275	2,046,745
6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ameren Corp.	118,590	4,871,677
American Electric Power Co., Inc.	180,701	10,222,256
American Water Works Co., Inc.	40,600	2,107,546
Atmos Energy Corp.	36,960	2,043,888
Calpine Corp. *	140,750	2,575,725
CenterPoint Energy, Inc.	196,570	3,801,664
CMS Energy Corp.	89,405	3,063,015
Consolidated Edison, Inc.	125,402	7,974,313
Dominion Resources, Inc.	150,080	10,760,736
DTE Energy Co.	66,630	5,361,050
Duke Energy Corp.	176,877	13,127,811
Edison International	109,076	6,545,651
Entergy Corp.	109,770	7,795,865
Eversource Energy	67,115	3,336,958
Exelon Corp.	466,173	14,959,492
FirstEnergy Corp.	257,965	8,760,491
Great Plains Energy, Inc.	66,770	1,743,365
MDU Resources Group, Inc.	92,358	1,801,905
National Fuel Gas Co.	23,245	1,256,857
NextEra Energy, Inc.	106,359	11,188,967
NiSource, Inc.	82,635	1,442,807
NRG Energy, Inc.	168,682	3,786,911
OGE Energy Corp.	58,184	1,731,556
Pepco Holdings, Inc.	114,065	3,043,254
PG&E Corp.	174,811	9,179,326
Pinnacle West Capital Corp.	42,185	2,603,236
PPL Corp.	214,175	6,812,907
Public Service Enterprise Group, Inc.	217,822	9,076,643
SCANA Corp.	51,259	2,808,993
Sempra Energy	59,315	6,037,081
TECO Energy, Inc.	107,025	2,367,393
The Southern Co.	320,406	14,331,760
UGI Corp.	54,280	1,983,391
Vectren Corp.	34,300	1,444,030
WEC Energy Group, Inc.	92,386	4,526,914
Westar Energy, Inc.	42,270	1,591,465
Xcel Energy, Inc.	178,885	6,201,943
		211,909,764
Total Common Stock
(Cost $3,921,222,475)		4,994,327,848

Other Investment Companies 1.3% of net assets
Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	36,603,615	36,603,615
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	26,302,054	26,302,054
Total Other Investment Companies
(Cost $62,905,669)		62,905,669

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $3,999,598,104 and the unrealized appreciation and depreciation were $1,222,690,493 and ($165,055,080), respectively, with a net unrealized appreciation of $1,057,635,413.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $27,728,090. Non-cash collateral pledged to the fund for securities on loan amounted to $2,700,447.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	415	43,541,800	581,378
    7

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,994,327,848	$—	$—	$4,994,327,848
Other Investment Companies[1]	62,905,669	—	—	62,905,669
Total	$5,057,233,517	$—	$—	$5,057,233,517
Other Financial Instruments
Futures Contracts[2]	$581,378	$—	$—	$581,378
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
8

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	1,240,452,409	1,493,533,805
0.0%	Rights	266,856	266,364
3.5%	Other Investment Company	52,534,182	52,534,182
103.4%	Total Investments	1,293,253,447	1,546,334,351
(3.4%)	Other Assets and Liabilities, Net		(50,511,024)
100.0%	Net Assets		1,495,823,327

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	9,100	181,818
Cooper Tire & Rubber Co.	80,800	2,660,744
Cooper-Standard Holding, Inc. *	5,100	327,930
Dorman Products, Inc. *	4,000	211,120
Drew Industries, Inc.	18,895	1,108,381
Gentex Corp.	148,700	2,391,096
Modine Manufacturing Co. *	83,800	848,894
Remy International, Inc.	11,200	331,520
Standard Motor Products, Inc.	20,200	738,714
Tenneco, Inc. *	38,600	1,922,666
Thor Industries, Inc.	58,200	3,252,216
Tower International, Inc. *	23,600	616,668
		14,591,767
Banks 5.2%
Associated Banc-Corp.	116,500	2,296,215
Astoria Financial Corp.	89,900	1,359,288
BancorpSouth, Inc.	60,400	1,526,308
Bank of Hawaii Corp.	39,600	2,671,812
Bank of the Ozarks, Inc.	3,700	163,244
BankUnited, Inc.	56,500	2,063,380
BOK Financial Corp.	19,100	1,269,386
Capitol Federal Financial, Inc.	143,286	1,722,298
Cathay General Bancorp	30,700	985,777
City National Corp.	20,400	1,834,164
Commerce Bancshares, Inc.	57,989	2,730,702
Community Bank System, Inc.	20,000	764,600
Cullen/Frost Bankers, Inc.	30,500	2,209,725
CVB Financial Corp.	56,080	993,177
East West Bancorp, Inc.	51,900	2,323,044
EverBank Financial Corp.	56,000	1,116,640
F.N.B. Corp.	103,900	1,432,781
Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	5,400	1,384,236
First Financial Bancorp	54,900	1,043,649
First Financial Bankshares, Inc. (a)	23,900	812,122
First Horizon National Corp.	158,900	2,518,565
First Niagara Financial Group, Inc.	315,100	3,059,621
First Republic Bank	41,700	2,660,043
FirstMerit Corp.	93,501	1,752,209
Fulton Financial Corp.	147,600	1,912,896
Glacier Bancorp, Inc.	35,380	994,178
Great Western Bancorp, Inc.	10,000	262,600
Hancock Holding Co.	47,500	1,387,950
IBERIABANK Corp.	12,400	800,420
International Bancshares Corp.	41,800	1,125,674
MB Financial, Inc.	30,945	1,055,224
NBT Bancorp, Inc.	33,055	893,477
Northwest Bancshares, Inc.	116,392	1,477,014
Ocwen Financial Corp. *(a)	26,700	225,081
Old National Bancorp	61,725	888,223
PacWest Bancorp	4,000	185,160
PrivateBancorp, Inc.	6,000	248,040
Prosperity Bancshares, Inc.	24,500	1,337,455
Signature Bank *	7,800	1,135,602
SVB Financial Group *	10,800	1,545,480
Synovus Financial Corp.	77,100	2,430,192
TCF Financial Corp.	152,300	2,506,858
Trustmark Corp.	61,000	1,466,440
UMB Financial Corp.	19,801	1,085,491
Umpqua Holdings Corp.	43,100	764,594
United Bankshares, Inc.	32,995	1,337,287
Valley National Bancorp	244,900	2,429,408
Washington Federal, Inc.	81,800	1,904,304
Webster Financial Corp.	44,300	1,712,638
Westamerica Bancorp (a)	20,770	1,017,314
Wintrust Financial Corp.	17,940	967,325
Zions Bancorp	141,600	4,416,504
		78,205,815
Capital Goods 12.1%
A.O. Smith Corp.	32,100	2,305,422
AAR Corp.	61,280	1,651,496
Actuant Corp., Class A	66,600	1,535,796
Acuity Brands, Inc.	17,600	3,540,944
Aegion Corp. *	51,915	1,026,360
Air Lease Corp.	23,600	834,260
Aircastle Ltd.	72,900	1,754,703
Alamo Group, Inc.	3,000	157,620
Albany International Corp., Class A	23,100	859,782
Allegion plc	55,700	3,521,354
Allison Transmission Holdings, Inc.	73,500	2,144,730
Apogee Enterprises, Inc.	22,495	1,241,274
Applied Industrial Technologies, Inc.	68,120	2,631,476
Astec Industries, Inc.	23,250	913,957
AZZ, Inc.	16,600	859,050
B/E Aerospace, Inc.	41,900	2,040,949
    1

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Barnes Group, Inc.	44,365	1,727,129
Beacon Roofing Supply, Inc. *	62,680	2,193,800
Briggs & Stratton Corp.	100,400	1,855,392
BWX Technologies, Inc.	93,500	2,296,360
Chart Industries, Inc. *	26,310	718,263
CIRCOR International, Inc.	15,890	760,019
CLARCOR, Inc.	33,125	1,993,131
Colfax Corp. *	18,600	709,404
Comfort Systems USA, Inc.	60,300	1,666,692
Crane Co.	40,500	2,154,600
Cubic Corp.	24,390	1,082,184
Curtiss-Wright Corp.	32,400	2,182,788
DigitalGlobe, Inc. *	24,100	510,438
Donaldson Co., Inc.	87,600	2,943,360
Dycom Industries, Inc. *	34,970	2,310,118
Encore Wire Corp.	41,240	1,415,769
EnerSys	41,500	2,591,675
EnPro Industries, Inc.	12,270	621,844
ESCO Technologies, Inc.	24,300	925,101
Esterline Technologies Corp. *	18,900	1,675,674
Franklin Electric Co., Inc.	29,260	844,444
GATX Corp.	50,700	2,689,128
Generac Holdings, Inc. *(a)	55,800	1,956,906
General Cable Corp.	216,800	3,538,176
Graco, Inc.	24,140	1,725,769
GrafTech International Ltd. *	337,900	1,699,637
Granite Construction, Inc.	65,700	2,235,114
Griffon Corp.	60,400	1,041,296
H&E Equipment Services, Inc.	43,020	771,779
Harsco Corp.	205,700	2,826,318
HD Supply Holdings, Inc. *	10,700	383,060
HEICO Corp.	18,912	1,036,945
Hexcel Corp.	43,785	2,272,004
Hillenbrand, Inc.	51,200	1,452,032
Huntington Ingalls Industries, Inc.	25,300	2,970,473
Hyster-Yale Materials Handling, Inc.	12,000	812,040
IDEX Corp.	40,900	3,109,627
ITT Corp.	42,700	1,622,600
Kaman Corp.	29,380	1,159,629
KLX, Inc. *	12,300	483,144
L.B. Foster Co., Class A	5,300	155,555
Lennox International, Inc.	36,400	4,297,748
Lindsay Corp. (a)	9,200	771,604
Masco Corp.	178,900	4,721,171
Masonite International Corp. *	21,900	1,512,633
MasTec, Inc. *	86,910	1,601,751
Moog, Inc., Class A *	33,600	2,246,496
MRC Global, Inc. *	238,400	3,063,440
MSC Industrial Direct Co., Inc., Class A	41,300	2,943,038
Mueller Industries, Inc.	99,500	3,220,815
MYR Group, Inc. *	28,000	841,120
Navistar International Corp. *	44,600	782,284
Nordson Corp.	30,350	2,249,238
Orbital ATK, Inc.	53,000	3,760,350
Polypore International, Inc. *	18,800	1,130,256
Primoris Services Corp.	12,500	226,875
Quanex Building Products Corp.	52,850	1,061,228
Raven Industries, Inc.	40,230	781,669
RBC Bearings, Inc. *	10,000	677,500
Regal Beloit Corp.	44,200	3,068,806
Rexnord Corp. *	41,500	879,800
Security	Number of Shares	Value ($)
Rush Enterprises, Inc., Class A *	37,460	954,855
Simpson Manufacturing Co., Inc.	34,785	1,245,999
Spirit AeroSystems Holdings, Inc., Class A *	69,900	3,935,370
Standex International Corp.	8,900	666,076
TAL International Group, Inc. *	36,490	722,502
Teledyne Technologies, Inc. *	22,700	2,353,309
Tennant Co.	13,680	818,201
Terex Corp.	131,900	2,922,904
The Greenbrier Cos., Inc. (a)	16,020	732,915
The Manitowoc Co., Inc.	102,800	1,816,476
The Middleby Corp. *	12,524	1,536,695
The Toro Co.	45,720	3,124,048
Titan International, Inc.	82,075	766,580
Titan Machinery, Inc. *(a)	11,400	160,170
TriMas Corp. *	28,900	679,150
Triumph Group, Inc.	47,800	2,574,030
Tutor Perini Corp. *	100,100	2,095,093
Universal Forest Products, Inc.	45,170	2,868,295
Valmont Industries, Inc.	24,250	2,697,327
Veritiv Corp. *	12,600	469,476
WABCO Holdings, Inc. *	28,700	3,543,589
Wabtec Corp.	30,220	3,057,962
Watsco, Inc.	24,145	3,096,355
Watts Water Technologies, Inc., Class A	27,755	1,539,292
Woodward, Inc.	47,900	2,364,344
		180,717,425
Commercial & Professional Supplies 5.1%
ABM Industries, Inc.	111,500	3,675,040
ACCO Brands Corp. *	120,000	981,600
Brady Corp., Class A	84,800	1,994,496
CEB, Inc.	13,170	1,007,768
Civeo Corp.	154,800	331,272
Clean Harbors, Inc. *	36,930	1,828,774
Copart, Inc. *	105,400	3,797,562
Covanta Holding Corp.	111,000	2,191,140
Deluxe Corp.	41,300	2,660,959
Essendant, Inc.	87,600	3,225,432
FTI Consulting, Inc. *	76,100	3,114,012
G&K Services, Inc., Class A	24,390	1,599,008
Healthcare Services Group, Inc.	49,355	1,722,983
Herman Miller, Inc.	46,910	1,315,356
HNI Corp.	45,300	2,246,427
Huron Consulting Group, Inc. *	12,600	963,522
ICF International, Inc. *	23,600	865,176
IHS, Inc., Class A *	14,210	1,776,676
Insperity, Inc.	29,960	1,506,389
Interface, Inc.	54,185	1,407,185
KAR Auction Services, Inc.	69,600	2,709,528
Kelly Services, Inc., Class A	158,400	2,366,496
Kforce, Inc.	47,600	1,112,412
Knoll, Inc.	48,500	1,173,700
Korn/Ferry International	30,130	1,008,752
Matthews International Corp., Class A	29,715	1,600,153
McGrath RentCorp	25,625	649,850
Mobile Mini, Inc.	18,800	698,044
MSA Safety, Inc.	24,725	1,277,046
Navigant Consulting, Inc. *	70,525	1,108,653
2

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
On Assignment, Inc. *	22,000	843,040
Quad Graphics, Inc.	108,600	1,786,470
Resources Connection, Inc.	69,060	1,093,220
Rollins, Inc.	40,733	1,181,257
Steelcase, Inc., Class A	148,300	2,647,155
Stericycle, Inc. *	22,800	3,214,116
Team, Inc. *	17,700	768,180
Tetra Tech, Inc.	74,395	1,981,883
The Brink's Co.	92,600	2,891,898
TrueBlue, Inc. *	51,130	1,317,109
UniFirst Corp.	12,605	1,396,886
Viad Corp.	41,365	1,185,935
Waste Connections, Inc.	53,100	2,661,903
West Corp.	34,100	983,785
		75,868,248
Consumer Durables & Apparel 3.6%
Arctic Cat, Inc.	22,600	646,586
Brunswick Corp.	20,600	1,093,654
Carter's, Inc.	30,100	3,052,441
Columbia Sportswear Co.	23,660	1,692,636
Crocs, Inc. *	92,960	1,462,261
D.R. Horton, Inc.	152,700	4,533,663
Deckers Outdoor Corp. *	30,450	2,219,196
G-III Apparel Group Ltd. *	22,400	1,617,952
Hanesbrands, Inc.	106,400	3,301,592
Harman International Industries, Inc.	34,500	3,714,270
Helen of Troy Ltd. *	18,530	1,626,563
Iconix Brand Group, Inc. *	29,900	649,727
La-Z-Boy, Inc.	58,320	1,481,328
Lennar Corp., Class A	45,700	2,423,928
lululemon athletica, Inc. *	28,300	1,778,938
M.D.C. Holdings, Inc.	44,800	1,337,728
Meritage Homes Corp. *	18,800	847,880
Michael Kors Holdings Ltd. *	39,700	1,667,003
Oxford Industries, Inc.	11,100	931,623
PulteGroup, Inc.	120,900	2,505,048
Quiksilver, Inc. *(a)	692,900	317,764
Skechers U.S.A., Inc., Class A *	19,745	2,970,635
Smith & Wesson Holding Corp. *	15,000	243,300
Steven Madden Ltd. *	35,122	1,463,885
Sturm, Ruger & Co., Inc.	18,300	1,098,366
Tempur Sealy International, Inc. *	43,715	3,302,668
Toll Brothers, Inc. *	38,600	1,502,312
Under Armour, Inc., Class A *	20,960	2,081,957
Wolverine World Wide, Inc.	59,180	1,735,158
		53,300,062
Consumer Services 4.6%
Ascent Capital Group, Inc., Class A *	4,300	167,829
Bloomin' Brands, Inc.	19,400	451,826
Bob Evans Farms, Inc.	56,055	2,798,266
Boyd Gaming Corp. *	93,200	1,592,788
Buffalo Wild Wings, Inc. *	6,600	1,290,828
Caesars Entertainment Corp. *(a)	27,900	145,359
Capella Education Co.	17,800	916,878
Career Education Corp. *	458,300	1,457,394
Choice Hotels International, Inc.	28,540	1,445,836
Churchill Downs, Inc.	7,100	958,926
Security	Number of Shares	Value ($)
Cracker Barrel Old Country Store, Inc. (a)	12,820	1,947,230
DineEquity, Inc.	11,730	1,220,037
Domino's Pizza, Inc.	19,100	2,174,344
Dunkin' Brands Group, Inc.	34,000	1,832,260
Grand Canyon Education, Inc. *	4,000	173,720
Hilton Worldwide Holdings, Inc. *	55,400	1,487,490
Houghton Mifflin Harcourt Co. *	47,600	1,243,788
Hyatt Hotels Corp., Class A *	21,400	1,194,762
International Speedway Corp., Class A	33,450	1,146,332
Jack in the Box, Inc.	31,800	3,021,000
K12, Inc. *	14,100	185,979
La Quinta Holdings, Inc. *	8,700	184,614
Marriott Vacations Worldwide Corp.	17,900	1,496,440
Norwegian Cruise Line Holdings Ltd. *	26,000	1,622,920
Panera Bread Co., Class A *	16,475	3,362,877
Papa John's International, Inc.	22,120	1,671,387
Penn National Gaming, Inc. *	81,400	1,553,112
Pinnacle Entertainment, Inc. *	36,675	1,411,987
Red Robin Gourmet Burgers, Inc. *	16,680	1,528,722
Regis Corp. *	129,800	1,898,974
Ruby Tuesday, Inc. *	196,950	1,445,613
SeaWorld Entertainment, Inc.	148,300	2,571,522
Service Corp. International	165,000	5,034,150
Six Flags Entertainment Corp.	34,700	1,618,408
Sotheby's	28,220	1,180,443
Steiner Leisure Ltd. *	19,460	1,122,842
Strayer Education, Inc. *	37,000	2,057,570
Texas Roadhouse, Inc.	56,610	2,229,868
The Cheesecake Factory, Inc.	59,135	3,414,455
The Wendy's Co.	312,600	3,207,276
Vail Resorts, Inc.	18,460	2,024,877
Weight Watchers International, Inc. *(a)	234,892	939,568
		68,430,497
Diversified Financials 3.7%
Affiliated Managers Group, Inc. *	10,800	2,245,320
BGC Partners, Inc., Class A	99,500	980,075
Cash America International, Inc.	65,505	1,816,454
CBOE Holdings, Inc.	35,800	2,218,884
Credit Acceptance Corp. *	1,100	264,231
E*TRADE Financial Corp. *	150,200	4,268,684
Eaton Vance Corp.	84,600	3,245,256
Evercore Partners, Inc., Class A	3,700	217,560
Ezcorp, Inc., Class A *	136,300	966,367
Federated Investors, Inc., Class B	109,900	3,704,729
First Cash Financial Services, Inc. *	20,590	837,395
Greenhill & Co., Inc.	34,335	1,350,395
Intercontinental Exchange, Inc.	14,400	3,283,776
Janus Capital Group, Inc.	97,800	1,601,964
Lazard Ltd., Class A	35,000	1,939,350
LPL Financial Holdings, Inc. (a)	63,200	2,979,880
MarketAxess Holdings, Inc.	2,300	224,940
MSCI, Inc.	32,000	2,181,120
Nelnet, Inc., Class A	20,640	813,010
PRA Group, Inc. *	14,600	927,830
Raymond James Financial, Inc.	48,900	2,885,100
    3

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc. *	100,400	2,427,672
SEI Investments Co.	76,600	4,083,546
Springleaf Holdings, Inc. *	5,900	298,009
Stifel Financial Corp. *	17,560	964,922
Synchrony Financial *	25,100	862,436
TD Ameritrade Holding Corp.	96,900	3,559,137
Waddell & Reed Financial, Inc., Class A	59,800	2,685,618
Walter Investment Management Corp. *(a)	21,000	457,800
World Acceptance Corp. *(a)	17,260	939,289
		55,230,749
Energy 4.9%
Alon USA Energy, Inc.	60,700	1,129,627
Atwood Oceanics, Inc.	57,700	1,200,160
Basic Energy Services, Inc. *	102,285	617,801
Bill Barrett Corp. *(a)	155,700	884,376
Bristow Group, Inc.	33,000	1,486,650
Cabot Oil & Gas Corp.	86,400	2,260,224
CARBO Ceramics, Inc. (a)	29,480	968,418
Cloud Peak Energy, Inc. *	239,500	761,610
Concho Resources, Inc. *	24,900	2,653,344
Contango Oil & Gas Co. *	12,800	117,504
Continental Resources, Inc. *	16,600	554,606
CVR Energy, Inc. (a)	24,300	928,989
Dril-Quip, Inc. *	19,085	1,114,755
Energy XXI Ltd. (a)	463,600	820,572
Exterran Holdings, Inc.	80,100	1,985,679
Forum Energy Technologies, Inc. *	41,800	638,704
Frontline Ltd. *(a)	1,198,500	3,703,365
Golar LNG Ltd.	20,700	891,549
Green Plains, Inc.	42,200	947,390
Gulfmark Offshore, Inc., Class A (a)	48,405	455,975
Helix Energy Solutions Group, Inc. *	109,600	917,352
Hornbeck Offshore Services, Inc. *	38,580	702,156
Key Energy Services, Inc. *	898,600	817,816
Matrix Service Co. *	40,800	790,704
McDermott International, Inc. *	797,700	3,509,880
Newpark Resources, Inc. *	114,040	824,509
Nordic American Tankers Ltd. (a)	82,085	1,232,917
North Atlantic Drilling Ltd. (a)	581,200	546,619
Oasis Petroleum, Inc. *	14,500	139,635
Oil States International, Inc. *	75,600	2,276,316
Parker Drilling Co. *	329,510	836,955
PBF Energy, Inc., Class A	56,700	1,790,019
PDC Energy, Inc. *	17,555	824,207
Pioneer Energy Services Corp. *	144,000	527,040
Range Resources Corp.	52,700	2,073,218
Renewable Energy Group, Inc. *	23,600	240,720
Rowan Cos. plc, Class A	154,100	2,655,143
RPC, Inc.	65,500	805,650
SandRidge Energy, Inc. *(a)	1,076,700	556,654
SEACOR Holdings, Inc. *	56,200	3,550,154
SemGroup Corp., Class A	24,800	1,763,032
Seventy Seven Energy, Inc. *	87,000	271,440
Ship Finance International Ltd. (a)	69,500	1,162,735
SM Energy Co.	60,300	2,235,321
Stone Energy Corp. *	106,200	614,898
Targa Resources Corp.	22,100	1,954,745
Security	Number of Shares	Value ($)
Teekay Corp.	46,300	1,658,003
Tesco Corp.	17,600	168,960
TETRA Technologies, Inc. *	178,060	847,566
Tidewater, Inc. (a)	106,700	2,083,851
Unit Corp. *	77,300	1,525,129
US Silica Holdings, Inc. (a)	5,600	126,112
W&T Offshore, Inc. (a)	165,200	622,804
Western Refining, Inc.	97,100	4,287,936
WPX Energy, Inc. *	507,700	4,416,990
		73,478,484
Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	38,200	1,767,896
PriceSmart, Inc.	12,940	1,254,016
Rite Aid Corp. *	342,200	3,049,002
SpartanNash, Co.	78,500	2,528,485
Sprouts Farmers Market, Inc. *	8,700	213,324
SUPERVALU, Inc. *	435,000	4,010,700
The Andersons, Inc.	45,137	1,683,610
The Fresh Market, Inc. *	28,900	881,450
		15,388,483
Food, Beverage & Tobacco 2.5%
B&G Foods, Inc.	35,300	1,042,409
Cal-Maine Foods, Inc. (a)	25,600	1,386,496
Darling Ingredients, Inc. *	113,120	1,453,592
Dean Foods Co.	90,800	1,616,240
Flowers Foods, Inc.	149,750	3,243,585
Fresh Del Monte Produce, Inc.	84,400	3,335,488
J&J Snack Foods Corp.	10,035	1,187,743
Keurig Green Mountain, Inc.	23,880	1,791,955
Lancaster Colony Corp.	18,965	1,767,728
Pilgrim's Pride Corp. (a)	32,900	711,956
Pinnacle Foods, Inc.	29,400	1,321,530
Post Holdings, Inc. *	36,600	1,966,884
Sanderson Farms, Inc. (a)	26,400	1,901,064
Seaboard Corp. *	422	1,466,450
Snyder's-Lance, Inc.	43,160	1,403,563
The Boston Beer Co., Inc., Class A *	800	176,416
The Hain Celestial Group, Inc. *	24,040	1,634,239
The WhiteWave Foods Co. *	47,000	2,426,140
TreeHouse Foods, Inc. *	25,685	2,105,143
Universal Corp.	74,300	4,238,815
Vector Group Ltd.	54,276	1,374,268
		37,551,704
Health Care Equipment & Services 5.0%
Air Methods Corp. *	20,800	819,312
Alere, Inc. *	52,900	2,571,469
Align Technology, Inc. *	13,800	865,260
Allscripts Healthcare Solutions, Inc. *	165,000	2,385,900
Amedisys, Inc. *	57,970	2,529,231
Amsurg Corp. *	23,425	1,680,509
Analogic Corp.	10,565	851,011
Bio-Reference Laboratories, Inc. *	5,300	235,161
Brookdale Senior Living, Inc. *	58,600	1,941,418
Chemed Corp.	21,695	3,220,840
CONMED Corp.	21,195	1,202,180
Cyberonics, Inc. *	3,300	202,620
Edwards Lifesciences Corp. *	22,700	3,454,032
4

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Envision Healthcare Holdings, Inc. *	36,600	1,639,680
Greatbatch, Inc. *	15,500	845,215
Haemonetics Corp. *	31,300	1,252,313
Halyard Health, Inc. *	18,200	741,468
Hanger, Inc. *	42,400	917,536
HealthSouth Corp.	43,700	1,997,090
Hill-Rom Holdings, Inc.	53,700	3,008,811
IDEXX Laboratories, Inc. *	45,800	3,331,034
IMS Health Holdings, Inc. *	9,000	298,350
Integra LifeSciences Holdings Corp. *	13,220	847,799
Invacare Corp.	92,565	1,578,233
Kindred Healthcare, Inc.	154,922	3,196,041
Masimo Corp. *	40,300	1,679,704
MedAssets, Inc. *	9,100	212,030
MEDNAX, Inc. *	44,600	3,774,944
Meridian Bioscience, Inc.	12,000	217,080
Molina Healthcare, Inc. *	36,857	2,780,123
Orthofix International N.V. *	24,500	817,320
PharMerica Corp. *	64,640	2,208,749
Quality Systems, Inc.	59,700	761,175
Select Medical Holdings Corp.	121,800	1,757,574
Sirona Dental Systems, Inc. *	18,490	1,918,892
STERIS Corp.	41,300	2,855,069
Team Health Holdings, Inc. *	12,900	869,589
Teleflex, Inc.	24,700	3,309,553
The Cooper Cos., Inc.	14,100	2,495,700
Thoratec Corp. *	30,400	1,924,016
Triple-S Management Corp., Class B *	67,600	1,458,808
VCA, Inc. *	44,600	2,744,238
West Pharmaceutical Services, Inc.	32,980	1,974,513
		75,371,590
Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(a)	60,670	639,462
Nu Skin Enterprises, Inc., Class A	67,820	2,689,063
Spectrum Brands Holdings, Inc.	12,100	1,281,995
WD-40 Co.	10,415	933,496
		5,544,016
Insurance 3.9%
Allied World Assurance Co. Holdings AG	82,900	3,503,354
Ambac Financial Group, Inc. *	24,200	388,168
American Equity Investment Life Holding Co.	56,915	1,681,269
AmTrust Financial Services, Inc.	2,500	173,775
Argo Group International Holdings Ltd.	27,564	1,554,058
Aspen Insurance Holdings Ltd.	74,400	3,577,896
Assured Guaranty Ltd.	110,000	2,690,600
Brown & Brown, Inc.	67,100	2,244,495
CNA Financial Corp.	7,200	285,264
CNO Financial Group, Inc.	203,600	3,632,224
Employers Holdings, Inc.	51,100	1,226,400
Endurance Specialty Holdings Ltd.	63,200	4,391,768
Horace Mann Educators Corp.	28,590	1,007,512
Infinity Property & Casualty Corp.	18,665	1,446,724
Kemper Corp.	83,900	3,248,608
Security	Number of Shares	Value ($)
Maiden Holdings Ltd.	13,300	219,982
Markel Corp. *	3,582	3,187,085
MBIA, Inc. *	57,300	340,935
Mercury General Corp.	35,600	2,009,620
Montpelier Re Holdings Ltd.	30,500	1,300,825
Primerica, Inc.	75,100	3,396,773
ProAssurance Corp.	47,200	2,279,288
RLI Corp.	41,800	2,308,614
Safety Insurance Group, Inc.	16,005	928,130
Selective Insurance Group, Inc.	42,300	1,303,263
StanCorp Financial Group, Inc.	40,000	4,560,800
Stewart Information Services Corp.	29,000	1,192,480
Symetra Financial Corp.	41,000	1,026,640
The Hanover Insurance Group, Inc.	41,700	3,371,445
		58,477,995
Materials 5.6%
A. Schulman, Inc.	45,133	1,680,302
Axalta Coating Systems Ltd. *	7,200	229,032
Axiall Corp.	56,524	1,663,501
Berry Plastics Group, Inc. *	48,700	1,585,672
Boise Cascade Co. *	30,200	1,002,036
Cabot Corp.	78,000	2,744,040
Calgon Carbon Corp.	39,200	693,448
Carpenter Technology Corp.	46,600	1,749,364
Century Aluminum Co. *	43,400	404,488
Chemtura Corp. *	101,100	2,773,173
Clearwater Paper Corp. *	22,560	1,327,656
Coeur Mining, Inc. *	270,800	955,924
Compass Minerals International, Inc.	24,630	1,970,400
Crown Holdings, Inc. *	75,900	3,909,609
Eagle Materials, Inc.	10,470	807,656
Ferro Corp. *	79,530	1,104,672
Globe Specialty Metals, Inc.	37,200	574,368
Greif, Inc., Class A	62,600	1,939,974
H.B. Fuller Co.	46,580	1,865,995
Hecla Mining Co.	327,300	687,330
Innophos Holdings, Inc.	27,350	1,407,978
Innospec, Inc.	23,180	1,002,535
Intrepid Potash, Inc. *	56,300	480,802
Kaiser Aluminum Corp.	23,380	1,974,441
KapStone Paper & Packaging Corp.	35,500	830,700
Koppers Holdings, Inc.	42,660	865,998
Kraton Performance Polymers, Inc. *	62,100	1,274,292
Louisiana-Pacific Corp. *	63,000	928,620
LSB Industries, Inc. *	21,400	789,874
Martin Marietta Materials, Inc.	24,700	3,873,454
Materion Corp.	32,860	1,005,516
Minerals Technologies, Inc.	25,620	1,658,895
Myers Industries, Inc.	43,005	650,666
Neenah Paper, Inc.	3,600	218,088
NewMarket Corp.	5,895	2,344,501
Olin Corp.	100,000	2,299,000
OM Group, Inc.	49,900	1,690,612
P.H. Glatfelter Co.	71,045	1,450,028
PolyOne Corp.	50,400	1,727,208
Quaker Chemical Corp.	9,600	889,920
Royal Gold, Inc.	3,600	181,512
Schnitzer Steel Industries, Inc., Class A	160,110	2,515,328
    5

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Schweitzer-Mauduit International, Inc.	28,972	1,150,188
Sealed Air Corp.	115,700	6,151,769
Sensient Technologies Corp.	40,600	2,776,634
Silgan Holdings, Inc.	49,500	2,646,765
Stepan Co.	32,730	1,604,097
Stillwater Mining Co. *	66,570	633,746
SunCoke Energy, Inc.	68,900	846,781
The Scotts Miracle-Gro Co., Class A	39,200	2,367,288
Tronox Ltd., Class A	67,600	742,248
W.R. Grace & Co. *	18,400	1,857,112
Westlake Chemical Corp.	22,000	1,374,340
Worthington Industries, Inc.	63,500	1,718,310
		83,597,886
Media 2.0%
AMC Networks, Inc., Class A *	16,800	1,414,896
Cinemark Holdings, Inc.	90,800	3,582,968
DreamWorks Animation SKG, Inc., Class A *(a)	71,800	1,731,098
John Wiley & Sons, Inc., Class A	35,500	1,881,855
Liberty Broadband Corp., Class A *	900	48,573
Liberty Broadband Corp., Class C *	2,800	149,884
Lions Gate Entertainment Corp.	33,300	1,304,694
Live Nation Entertainment, Inc. *	81,700	2,142,174
Loral Space & Communications, Inc. *	23,000	1,457,050
Meredith Corp.	40,900	1,959,928
Morningstar, Inc.	10,300	877,457
National CineMedia, Inc.	73,100	1,133,050
Regal Entertainment Group, Class A	102,700	2,115,620
Scholastic Corp.	59,300	2,555,237
Sinclair Broadcast Group, Inc., Class A	39,919	1,158,449
Sirius XM Holdings, Inc. *	624,500	2,473,020
Starz, Class A *	8,200	331,690
The Madison Square Garden Co., Class A *	17,500	1,459,500
The New York Times Co., Class A	127,400	1,684,228
Tribune Media Co., Class A	6,600	333,234
		29,794,605
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Alexion Pharmaceuticals, Inc. *	8,800	1,737,472
Bio-Rad Laboratories, Inc., Class A *	16,400	2,472,136
Bio-Techne Corp.	16,065	1,757,190
Bruker Corp. *	49,700	1,046,185
Charles River Laboratories International, Inc. *	44,700	3,469,614
Endo International plc *	52,900	4,630,866
Illumina, Inc. *	9,560	2,096,508
Impax Laboratories, Inc. *	36,400	1,763,944
Jazz Pharmaceuticals plc *	1,400	269,136
Mallinckrodt plc *	29,321	3,634,631
Myriad Genetics, Inc. *(a)	39,000	1,330,680
PAREXEL International Corp. *	20,520	1,415,059
PDL BioPharma, Inc.	227,150	1,322,013
PerkinElmer, Inc.	62,600	3,312,792
Prestige Brands Holdings, Inc. *	4,300	204,766
QIAGEN N.V. *	92,300	2,582,554
Security	Number of Shares	Value ($)
Quintiles Transnational Holdings, Inc. *	20,000	1,534,400
Regeneron Pharmaceuticals, Inc. *	500	276,830
United Therapeutics Corp. *	8,800	1,490,368
		36,347,144
Real Estate 9.7%
Alexandria Real Estate Equities, Inc.	25,900	2,401,189
Altisource Portfolio Solutions S.A. *	6,300	205,758
American Campus Communities, Inc.	41,860	1,562,215
Anworth Mortgage Asset Corp.	208,455	1,042,275
Apartment Investment & Management Co., Class A	95,900	3,747,772
BioMed Realty Trust, Inc.	97,700	2,104,458
Brandywine Realty Trust	125,100	1,722,627
Brixmor Property Group, Inc.	18,100	442,907
Camden Property Trust	39,400	3,137,422
Capstead Mortgage Corp.	108,350	1,199,435
CBL & Associates Properties, Inc.	131,100	2,142,174
CBRE Group, Inc., Class A *	87,700	3,329,969
Chambers Street Properties	24,800	184,016
Chimera Investment Corp.	117,000	1,664,910
Columbia Property Trust, Inc.	111,200	2,686,592
Corporate Office Properties Trust	67,400	1,558,962
CubeSmart	11,000	287,760
DCT Industrial Trust, Inc.	34,650	1,204,434
DDR Corp.	107,600	1,753,880
DiamondRock Hospitality Co.	98,700	1,244,607
Douglas Emmett, Inc.	60,900	1,784,979
Duke Realty Corp.	167,900	3,386,543
DuPont Fabros Technology, Inc.	7,300	220,095
EastGroup Properties, Inc.	14,650	881,930
EPR Properties	28,300	1,616,496
Equinix, Inc.	10,807	3,014,180
Equity Commonwealth *	111,400	2,918,680
Equity LifeStyle Properties, Inc.	21,540	1,246,735
Equity One, Inc.	25,300	649,451
Essex Property Trust, Inc.	10,709	2,408,561
Extra Space Storage, Inc.	19,865	1,460,475
Federal Realty Investment Trust	22,200	3,036,738
Forest City Enterprises, Inc., Class A *	8,800	205,480
Franklin Street Properties Corp.	51,100	601,447
Government Properties Income Trust	40,900	706,343
Hatteras Financial Corp.	94,700	1,539,822
Healthcare Realty Trust, Inc.	60,100	1,444,804
Healthcare Trust of America, Inc., Class A	40,400	1,015,252
Hersha Hospitality Trust	25,625	694,950
Highwoods Properties, Inc.	47,600	2,014,908
Home Properties, Inc.	30,500	2,247,850
HomeBanc Corp. *(b)(c)	6,875	—
Invesco Mortgage Capital, Inc.	104,400	1,504,404
Investors Real Estate Trust	92,300	665,483
Jones Lang LaSalle, Inc.	23,700	4,219,548
Kilroy Realty Corp.	22,100	1,565,785
Lamar Advertising Co., Class A	33,600	2,017,680
LaSalle Hotel Properties	39,140	1,302,188
Lexington Realty Trust	137,100	1,179,060
Liberty Property Trust	103,800	3,532,314
Mack-Cali Realty Corp.	161,200	3,359,408
Medical Properties Trust, Inc.	57,800	790,126
6

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MFA Financial, Inc.	326,000	2,454,780
Mid-America Apartment Communities, Inc.	23,221	1,865,575
National Retail Properties, Inc.	41,000	1,523,970
New Residential Investment Corp.	24,500	384,405
NorthStar Realty Finance Corp.	64,666	1,034,656
Omega Healthcare Investors, Inc.	40,490	1,468,167
Outfront Media, Inc.	26,200	658,406
Pennsylvania Real Estate Investment Trust	45,200	990,784
PennyMac Mortgage Investment Trust	53,600	951,936
Piedmont Office Realty Trust, Inc., Class A	174,900	3,184,929
Post Properties, Inc.	17,920	1,020,365
Potlatch Corp.	33,000	1,155,330
PS Business Parks, Inc.	10,250	789,148
Rayonier, Inc.	153,200	3,768,720
Realogy Holdings Corp. *	17,400	792,048
Realty Income Corp.	49,500	2,390,355
Redwood Trust, Inc.	75,700	1,173,350
Regency Centers Corp.	40,900	2,616,373
Retail Properties of America, Inc., Class A	145,600	2,119,936
RLJ Lodging Trust	45,500	1,357,265
Ryman Hospitality Properties, Inc.	19,500	1,115,010
Sabra Health Care REIT, Inc.	41,100	1,124,085
Senior Housing Properties Trust	114,900	1,984,323
SL Green Realty Corp.	22,200	2,556,108
Sovran Self Storage, Inc.	11,170	1,063,496
Spirit Realty Capital, Inc.	23,700	240,555
Starwood Property Trust, Inc.	63,600	1,383,936
Sun Communities, Inc.	15,255	1,060,375
Sunstone Hotel Investors, Inc.	62,027	872,720
Tanger Factory Outlet Centers, Inc.	38,380	1,246,582
Taubman Centers, Inc.	23,700	1,772,760
The Geo Group, Inc.	44,036	1,662,359
Two Harbors Investment Corp.	109,500	1,119,090
UDR, Inc.	102,400	3,462,144
Washington Real Estate Investment Trust	53,000	1,422,520
Weingarten Realty Investors	70,500	2,480,190
Western Asset Mortgage Capital Corp. (a)	12,000	166,440
WP Carey, Inc.	21,200	1,297,228
		144,585,496
Retailing 5.9%
ANN, Inc. *	65,000	2,973,750
Asbury Automotive Group, Inc. *	24,300	2,145,690
Ascena Retail Group, Inc. *	179,900	2,252,348
Barnes & Noble, Inc. *	86,900	2,284,601
Burlington Stores, Inc. *	39,500	2,174,080
Cabela's, Inc. *	25,200	1,119,636
Caleres, Inc.	60,042	1,983,788
Citi Trends, Inc. *	6,300	150,003
Conn's, Inc. *(a)	4,700	162,244
DSW, Inc., Class A	72,836	2,368,627
Express, Inc. *	130,500	2,484,720
Five Below, Inc. *	23,000	848,010
Fred's, Inc., Class A	134,970	2,434,859
Security	Number of Shares	Value ($)
Genesco, Inc. *	33,300	2,154,177
GNC Holdings, Inc., Class A	72,900	3,587,409
Group 1 Automotive, Inc.	41,500	4,024,255
Haverty Furniture Cos., Inc.	9,800	217,364
Hibbett Sports, Inc. *	26,185	1,192,727
HSN, Inc.	30,300	2,227,353
Lands' End, Inc. *(a)	9,100	214,578
Liberty TripAdvisor Holdings, Inc., Class A *	7,700	225,533
Lithia Motors, Inc., Class A	14,335	1,715,756
Lumber Liquidators Holdings, Inc. *(a)	27,000	521,100
Monro Muffler Brake, Inc.	15,940	1,008,205
Netflix, Inc. *	42,940	4,908,471
Nutrisystem, Inc.	56,130	1,686,706
Outerwall, Inc. (a)	33,425	2,367,158
Penske Automotive Group, Inc.	54,300	2,932,200
Pier 1 Imports, Inc.	146,885	1,734,712
Pool Corp.	30,780	2,167,528
Restoration Hardware Holdings, Inc. *	1,800	182,628
Sally Beauty Holdings, Inc. *	69,365	2,066,383
Sears Holdings Corp. *(a)	183,000	3,943,650
Select Comfort Corp. *	29,470	767,399
Shutterfly, Inc. *	3,500	151,375
Sonic Automotive, Inc., Class A	87,200	2,030,888
Stage Stores, Inc.	97,355	1,713,448
Stein Mart, Inc.	62,700	638,913
The Buckle, Inc. (a)	43,522	1,924,978
The Cato Corp., Class A	39,495	1,517,003
The Children's Place, Inc.	45,960	2,661,084
The Finish Line, Inc., Class A	82,752	2,274,852
The Men's Wearhouse, Inc.	68,900	4,100,928
The Michaels Cos., Inc. *	7,000	177,380
The Pep Boys - Manny, Moe & Jack *	143,715	1,703,023
Travelport Worldwide Ltd.	24,400	311,100
TripAdvisor, Inc. *	12,300	976,374
Tuesday Morning Corp. *	52,500	492,450
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,500	2,905,525
Vitamin Shoppe, Inc. *	28,100	1,032,956
Zumiez, Inc. *	6,300	164,430
		88,004,355
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *(a)	979,500	1,890,435
Amkor Technology, Inc. *	164,300	724,563
Atmel Corp.	385,600	3,192,768
Brooks Automation, Inc.	77,590	818,575
Cabot Microelectronics Corp. *	32,930	1,493,046
Cirrus Logic, Inc. *	50,035	1,651,655
Cree, Inc. *(a)	53,300	1,313,845
Cypress Semiconductor Corp. *	262,903	3,018,127
Diodes, Inc. *	28,600	634,634
Entegris, Inc. *	85,745	1,270,312
Fairchild Semiconductor International, Inc. *	134,100	2,019,546
First Solar, Inc. *	59,600	2,640,280
Freescale Semiconductor Ltd. *	31,800	1,267,866
Integrated Device Technology, Inc. *	59,480	1,136,663
Intersil Corp., Class A	137,400	1,529,262
Microsemi Corp. *	30,945	1,019,328
    7

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MKS Instruments, Inc.	42,150	1,496,325
OmniVision Technologies, Inc. *	41,680	1,017,826
ON Semiconductor Corp. *	267,200	2,837,664
Photronics, Inc. *	96,025	792,206
PMC-Sierra, Inc. *	132,725	903,857
Silicon Laboratories, Inc. *	39,690	1,785,653
Skyworks Solutions, Inc.	31,900	3,051,873
Synaptics, Inc. *	14,605	1,159,345
Teradyne, Inc.	120,800	2,326,608
Veeco Instruments, Inc. *	37,660	974,641
		41,966,903
Software & Services 5.6%
ACI Worldwide, Inc. *	33,800	800,046
Acxiom Corp. *	100,815	1,805,597
ANSYS, Inc. *	19,800	1,864,170
AVG Technologies N.V. *	10,800	310,392
Cadence Design Systems, Inc. *	49,700	1,042,209
Cardtronics, Inc. *	4,500	166,815
Cimpress N.V. *	23,620	1,524,199
Convergys Corp.	169,900	4,266,189
CSG Systems International, Inc.	33,845	1,052,580
EarthLink Holdings Corp.	427,775	3,139,868
Euronet Worldwide, Inc. *	20,895	1,431,307
FactSet Research Systems, Inc.	15,165	2,512,234
Fair Isaac Corp.	26,105	2,367,462
FleetCor Technologies, Inc. *	7,400	1,145,668
Gartner, Inc. *	23,700	2,099,109
Genpact Ltd. *	115,250	2,559,702
Global Cash Access Holdings, Inc. *	98,135	495,582
Heartland Payment Systems, Inc.	27,465	1,711,069
Informatica Corp. *	29,755	1,443,713
j2 Global, Inc.	19,085	1,343,584
Jack Henry & Associates, Inc.	36,680	2,562,465
LinkedIn Corp., Class A *	1,100	223,586
Manhattan Associates, Inc. *	23,980	1,554,384
ManTech International Corp., Class A	66,700	1,988,327
MAXIMUS, Inc.	35,480	2,420,091
Mentor Graphics Corp.	46,620	1,216,316
Monster Worldwide, Inc. *	327,000	2,305,350
NeuStar, Inc., Class A *(a)	93,875	2,897,921
Nuance Communications, Inc. *	92,200	1,671,586
Progress Software Corp. *	60,825	1,805,286
PTC, Inc. *	41,940	1,524,519
Rackspace Hosting, Inc. *	34,720	1,181,522
Red Hat, Inc. *	30,600	2,419,848
Rovi Corp. *	58,169	639,277
salesforce.com, Inc. *	30,933	2,267,389
Science Applications International Corp.	73,700	3,956,216
Solera Holdings, Inc.	26,460	968,171
SS&C Technologies Holdings, Inc.	3,400	231,302
Sykes Enterprises, Inc. *	52,955	1,291,043
Synopsys, Inc. *	54,900	2,791,116
Take-Two Interactive Software, Inc. *	63,355	2,000,751
Unisys Corp. *	83,600	1,326,732
United Online, Inc. *	18,800	261,320
Vantiv, Inc., Class A *	29,700	1,306,800
VeriFone Systems, Inc. *	34,500	1,110,210
Verint Systems, Inc. *	3,700	215,414
VeriSign, Inc. *	58,400	4,142,896
Security	Number of Shares	Value ($)
VMware, Inc., Class A *	13,100	1,167,603
WebMD Health Corp. *	34,200	1,490,436
WEX, Inc. *	9,700	989,788
Zynga, Inc., Class A *	64,100	158,968
		83,168,128
Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	79,045	1,304,243
ARRIS Group, Inc. *	59,005	1,824,435
AVX Corp.	13,100	176,457
Belden, Inc.	22,640	1,340,967
Benchmark Electronics, Inc. *	122,500	2,702,350
Brocade Communications Systems, Inc.	284,800	2,922,048
CDW Corp.	41,000	1,473,130
Cognex Corp.	18,330	829,799
Coherent, Inc. *	23,540	1,364,143
CommScope Holding Co., Inc. *	49,700	1,559,089
Comtech Telecommunications Corp.	51,470	1,482,851
Diebold, Inc.	89,300	3,040,665
Dolby Laboratories, Inc., Class A	41,100	1,444,665
EchoStar Corp., Class A *	28,900	1,341,538
Electronics for Imaging, Inc. *	24,102	1,101,461
F5 Networks, Inc. *	27,540	3,694,216
Fabrinet *	43,700	811,072
FEI Co.	14,020	1,205,299
Finisar Corp. *	63,030	1,097,352
Harmonic, Inc. *	30,000	180,300
II-VI, Inc. *	10,800	183,600
Insight Enterprises, Inc. *	121,100	3,268,489
InterDigital, Inc.	30,200	1,632,914
IPG Photonics Corp. *	2,000	184,440
Itron, Inc. *	57,900	1,866,117
JDS Uniphase Corp. *	132,300	1,467,207
Knowles Corp. *(a)	67,700	1,289,685
Littelfuse, Inc.	11,045	1,016,140
Methode Electronics, Inc.	4,300	115,369
MTS Systems Corp.	12,180	786,950
National Instruments Corp.	51,842	1,501,344
NCR Corp. *	113,700	3,131,298
NETGEAR, Inc. *	40,050	1,341,274
OSI Systems, Inc. *	11,200	786,016
Plantronics, Inc.	26,810	1,557,125
Plexus Corp. *	59,980	2,287,637
Polycom, Inc. *	184,240	2,096,651
QLogic Corp. *	210,880	1,870,506
Rofin-Sinar Technologies, Inc. *	40,110	1,000,343
Sanmina Corp. *	147,700	3,259,739
ScanSource, Inc. *	55,440	2,097,295
Super Micro Computer, Inc. *	5,000	133,350
Trimble Navigation Ltd. *	81,800	1,889,580
TTM Technologies, Inc. *	91,900	839,047
ViaSat, Inc. *	13,915	862,730
Zebra Technologies Corp., Class A *	31,920	3,435,550
		70,796,476
Telecommunication Services 1.1%
Cincinnati Bell, Inc. *	479,200	1,873,672
Consolidated Communications Holdings, Inc.	50,014	996,779
8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
General Communication, Inc., Class A *	13,000	239,200
Inteliquent, Inc.	49,500	900,900
Intelsat S.A. *(a)	90,400	859,704
Iridium Communications, Inc. *	20,000	148,400
Level 3 Communications, Inc. *	75,630	3,819,315
NTELOS Holdings Corp. *	124,720	796,961
SBA Communications Corp., Class A *	21,405	2,584,011
T-Mobile US, Inc. *	70,100	2,850,266
Vonage Holdings Corp. *	244,500	1,562,355
Zayo Group Holdings, Inc. *	8,000	213,600
		16,845,163
Transportation 3.2%
Allegiant Travel Co.	6,900	1,467,837
AMERCO	3,600	1,293,732
American Airlines Group, Inc.	74,400	2,983,440
ArcBest Corp.	37,640	1,244,002
Atlas Air Worldwide Holdings, Inc. *	35,200	1,730,080
Con-way, Inc.	74,500	2,889,855
Copa Holdings S.A., Class A (a)	23,700	1,790,061
Forward Air Corp.	19,825	962,504
Genesee & Wyoming, Inc., Class A *	12,565	894,879
Hawaiian Holdings, Inc. *	38,140	828,401
Heartland Express, Inc.	42,665	910,045
Hub Group, Inc., Class A *	51,510	2,170,116
Kirby Corp. *	28,300	2,049,203
Knight Transportation, Inc.	49,525	1,339,156
Landstar System, Inc.	41,570	2,994,287
Macquarie Infrastructure Corp.	3,900	331,227
Marten Transport Ltd.	8,000	155,120
Matson, Inc.	35,000	1,449,700
Navios Maritime Holdings, Inc.	248,900	920,930
Old Dominion Freight Line, Inc. *	25,275	1,848,866
Republic Airways Holdings, Inc. *	147,100	741,384
Saia, Inc. *	17,950	779,389
SkyWest, Inc.	269,400	4,461,264
Southwest Airlines Co.	82,300	2,979,260
Spirit Airlines, Inc. *	18,400	1,100,688
Swift Transportation Co. *	53,400	1,271,988
United Continental Holdings, Inc. *	45,100	2,543,189
UTi Worldwide, Inc. *	228,800	1,921,920
Werner Enterprises, Inc.	78,900	2,228,136
Wesco Aircraft Holdings, Inc. *	11,300	162,607
		48,443,266
Utilities 3.9%
ALLETE, Inc.	36,600	1,767,414
American States Water Co.	23,830	918,647
Aqua America, Inc.	93,375	2,375,460
Avista Corp.	72,200	2,384,044
Black Hills Corp.	46,500	1,937,190
California Water Service Group	37,880	815,556
Cleco Corp.	47,200	2,569,096
Dynegy, Inc. *	54,300	1,414,515
El Paso Electric Co.	52,690	1,919,497
Hawaiian Electric Industries, Inc.	114,200	3,420,290
IDACORP, Inc.	38,400	2,385,024
ITC Holdings Corp.	63,900	2,158,542
Security	Number of Shares	Value ($)
MGE Energy, Inc.	26,050	1,033,664
New Jersey Resources Corp.	82,600	2,387,140
Northwest Natural Gas Co.	33,705	1,459,089
NorthWestern Corp.	38,200	2,056,688
ONE Gas, Inc.	12,300	553,869
Otter Tail Corp.	46,380	1,202,170
Piedmont Natural Gas Co., Inc. (a)	74,500	2,831,745
PNM Resources, Inc.	102,900	2,714,502
Portland General Electric Co.	95,100	3,424,551
Questar Corp.	130,900	2,898,126
South Jersey Industries, Inc.	49,680	1,204,243
Southwest Gas Corp.	53,500	3,014,190
The Empire District Electric Co.	52,910	1,217,459
The Laclede Group, Inc.	32,140	1,739,095
UIL Holdings Corp.	51,300	2,459,322
WGL Holdings, Inc.	63,800	3,566,420
		57,827,548
Total Common Stock
(Cost $1,240,452,409)		1,493,533,805

Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(a)(b)(c)	19,700	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	105,700	266,364
Total Rights
(Cost $266,856)		266,364

Other Investment Company 3.5% of net assets
Securities Lending Collateral 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	52,534,182	52,534,182
Total Other Investment Company
(Cost $52,534,182)		52,534,182

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $1,298,221,543 and the unrealized appreciation and depreciation were $326,348,957 and ($78,236,149), respectively, with a net unrealized appreciation of $248,112,808.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $50,114,598. Non-cash collateral pledged to the fund for securities on loan amounted to $267,167.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

    9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/18/15	20	2,470,400	11,431

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,493,533,805	$—	$—	$1,493,533,805
Rights [1]	—	—	266,364	266,364
Other Investment Company[1]	52,534,182	—	—	52,534,182
Total	$1,546,067,987	$—	$266,364	$1,546,334,351
Other Financial Instruments
Futures Contracts[2]	$11,431	$—	$—	$11,431
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Rights	$266,364	$—	$—	$—	$—	$—	$—	$266,364
Total	$266,364	$—	$—	$—	$—	$—	$—	$266,364
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
10

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	1,125,030,247	1,195,146,068
0.6%	Preferred Stock	6,443,439	7,083,831
0.0%	Rights	—	5,881
0.7%	Other Investment Company	8,222,338	8,222,338
0.3%	Short-Term Investments	3,262,121	3,262,121
100.4%	Total Investments	1,142,958,145	1,213,720,239
(0.4%)	Other Assets and Liabilities, Net		(4,532,156)
100.0%	Net Assets		1,209,188,083

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 5.1%
Banks 1.6%
Australia & New Zealand Banking Group Ltd.	170,259	4,060,414
Bendigo & Adelaide Bank Ltd.	25,494	244,574
Commonwealth Bank of Australia	89,087	5,688,589
National Australia Bank Ltd.	175,906	4,464,306
Westpac Banking Corp.	193,910	4,930,410
		19,388,293
Capital Goods 0.0%
CIMIC Group Ltd.	19,085	331,099
UGL Ltd.	152,549	220,819
		551,918
Commercial & Professional Supplies 0.1%
Brambles Ltd.	82,953	658,012
Downer EDI Ltd.	103,497	343,441
		1,001,453
Consumer Services 0.1%
Tabcorp Holdings Ltd.	116,846	412,843
Tatts Group Ltd.	178,688	518,932
		931,775
Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	15,620	934,906
		934,906
Energy 0.3%
Caltex Australia Ltd.	20,882	526,040
Origin Energy Ltd.	110,118	911,183
Santos Ltd.	97,377	525,023
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	43,912	1,141,783
WorleyParsons Ltd.	44,887	301,067
		3,405,096
Food & Staples Retailing 0.7%
Metcash Ltd.	522,352	437,706
Wesfarmers Ltd.	145,010	4,488,290
Woolworths Ltd.	153,273	3,197,689
		8,123,685
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	63,581	430,432
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	28,635	432,050
Insurance 0.4%
AMP Ltd.	199,615	962,050
Insurance Australia Group Ltd.	131,050	562,952
Medibank Pvt Ltd. *	52,792	80,546
QBE Insurance Group Ltd.	154,075	1,638,916
Suncorp Group Ltd.	169,237	1,761,745
		5,006,209
Materials 1.1%
Amcor Ltd.	70,992	745,956
Arrium Ltd.	3,508,870	307,359
BHP Billiton Ltd.	365,313	7,053,246
BlueScope Steel Ltd.	182,620	482,387
Boral Ltd.	87,653	424,594
Fortescue Metals Group Ltd. (c)	131,584	177,814
Incitec Pivot Ltd.	182,985	483,467
Newcrest Mining Ltd. *	80,437	665,350
Orica Ltd.	51,205	717,224
Rio Tinto Ltd.	46,483	1,785,746
		12,843,143
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	17,180	1,241,120
Real Estate 0.2%
Lend Lease Group	45,285	514,412
Mirvac Group	229,311	315,915
Scentre Group	36,000	103,964
Stockland	192,236	595,851
Westfield Corp.	141,797	1,037,078
		2,567,220
Telecommunication Services 0.2%
Telstra Corp., Ltd.	420,758	1,992,324
Transportation 0.1%
Asciano Ltd.	83,166	493,690
Aurizon Holdings Ltd.	116,550	450,508
Qantas Airways Ltd. *	223,861	611,723
Transurban Group	44,186	321,603
		1,877,524
    1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
AGL Energy Ltd.	59,364	722,356
APA Group	42,535	281,436
DUET Group	120,230	193,188
		1,196,980
		61,924,128
Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	57,255	1,722,853
Raiffeisen Bank International AG *	29,504	432,424
		2,155,277
Energy 0.1%
OMV AG	51,362	1,364,962
Materials 0.1%
voestalpine AG	19,418	832,579
		4,352,818
Belgium 1.0%
Banks 0.1%
KBC Groep N.V.	11,544	804,967
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	2,983	246,168
Food & Staples Retailing 0.2%
Colruyt S.A.	9,225	447,872
Delhaize Group	25,130	2,275,270
		2,723,142
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	30,325	3,623,282
Insurance 0.1%
Ageas	32,340	1,331,531
Materials 0.1%
Solvay S.A.	5,075	678,945
Umicore S.A.	18,657	816,734
		1,495,679
Media 0.0%
Telenet Group Holding N.V. *	4,200	236,906
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	5,676	439,191
Telecommunication Services 0.1%
Proximus	20,922	788,681
		11,689,547
Canada 5.8%
Automobiles & Components 0.2%
Magna International, Inc.	40,002	2,173,447
Banks 1.4%
Bank of Montreal (c)	40,683	2,270,173
Canadian Imperial Bank of Commerce	25,627	1,831,326
National Bank of Canada	20,533	718,109
Royal Bank of Canada	79,007	4,606,854
Security	Number of Shares	Value ($)
The Bank of Nova Scotia	67,313	3,303,759
The Toronto-Dominion Bank	90,244	3,641,225
		16,371,446
Capital Goods 0.1%
Bombardier, Inc., Class B	214,753	267,651
Finning International, Inc.	20,696	359,848
SNC-Lavalin Group, Inc.	11,840	387,741
		1,015,240
Diversified Financials 0.1%
CI Financial Corp.	11,015	278,354
IGM Financial, Inc.	11,355	335,306
Onex Corp.	9,115	522,988
		1,136,648
Energy 1.5%
ARC Resources Ltd.	23,272	348,230
Baytex Energy Corp. (c)	17,092	147,154
Bonavista Energy Corp. (c)	43,622	163,435
Cameco Corp.	28,667	393,669
Canadian Natural Resources Ltd.	79,166	1,932,163
Canadian Oil Sands Ltd.	118,993	678,738
Cenovus Energy, Inc.	98,167	1,430,640
Crescent Point Energy Corp.	26,571	402,471
Enbridge, Inc.	30,888	1,346,427
Encana Corp.	144,497	1,098,215
Enerplus Corp.	45,347	288,132
Gibson Energy, Inc.	10,953	161,466
Husky Energy, Inc.	45,795	836,170
Imperial Oil Ltd.	23,141	856,209
Inter Pipeline Ltd.	12,474	260,954
Pacific Rubiales Energy Corp. (c)	74,052	206,667
Pembina Pipeline Corp.	11,578	337,022
Pengrowth Energy Corp. (c)	140,295	224,197
Penn West Petroleum Ltd. (c)	457,411	626,040
Suncor Energy, Inc.	148,684	4,188,186
TransCanada Corp.	45,669	1,774,940
Vermilion Energy, Inc.	5,754	193,582
		17,894,707
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	23,978	1,070,150
Empire Co., Ltd., Class A	10,301	696,264
George Weston Ltd.	7,211	605,617
Loblaw Cos., Ltd.	19,068	1,039,821
Metro, Inc.	36,394	990,375
		4,402,227
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	17,075	391,282
Insurance 0.5%
Fairfax Financial Holdings Ltd.	970	467,804
Great-West Lifeco, Inc.	17,554	497,152
Intact Financial Corp.	6,006	414,223
Manulife Financial Corp.	82,661	1,464,430
Power Corp. of Canada	42,044	988,533
Power Financial Corp.	20,814	552,398
Sun Life Financial, Inc.	31,475	1,027,387
		5,411,927
2

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.5%
Agrium, Inc.	13,426	1,373,551
Barrick Gold Corp.	170,437	1,205,446
First Quantum Minerals Ltd.	35,970	287,408
Goldcorp, Inc.	48,520	647,379
Kinross Gold Corp. *	214,592	393,792
Potash Corp. of Saskatchewan, Inc.	64,697	1,760,079
Teck Resources Ltd., Class B	94,968	699,271
Yamana Gold, Inc.	87,978	174,227
		6,541,153
Media 0.1%
Quebecor, Inc., Class B	11,625	274,926
Shaw Communications, Inc., Class B	27,255	578,297
Yellow Pages Ltd. *	36,379	505,136
		1,358,359
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	3,009	771,478
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	48,645	1,698,307
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	6,176	615,735
RONA, Inc.	33,427	391,815
		1,007,550
Software & Services 0.0%
CGI Group, Inc., Class A *	8,592	320,989
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	159,801	1,238,966
Celestica, Inc. *	30,855	413,335
		1,652,301
Telecommunication Services 0.3%
BCE, Inc.	37,588	1,547,090
Rogers Communications, Inc., Class B	33,382	1,170,546
TELUS Corp.	25,871	883,236
		3,600,872
Transportation 0.2%
Canadian National Railway Co.	33,417	2,084,714
Canadian Pacific Railway Ltd.	3,750	603,681
		2,688,395
Utilities 0.1%
Atco Ltd., Class I	7,589	227,754
Canadian Utilities Ltd., Class A	11,293	317,242
Emera, Inc.	10,452	348,600
Fortis, Inc.	17,427	499,018
TransAlta Corp.	56,421	357,633
		1,750,247
		70,186,575
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	34,904	1,091,257
Security	Number of Shares	Value ($)
Capital Goods 0.1%
FLSmidth & Co. A/S	5,914	265,165
Vestas Wind Systems A/S	11,019	601,941
		867,106
Commercial & Professional Supplies 0.0%
ISS A/S	1,614	55,694
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	9,938	865,852
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	52,729	3,111,879
Telecommunication Services 0.1%
TDC A/S	154,686	1,166,913
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	633	1,046,243
AP Moeller - Maersk A/S, Series B	946	1,611,594
DSV A/S	10,212	349,551
		3,007,388
		10,166,089
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	10,948	329,010
Capital Goods 0.1%
Kone Oyj, Class B	13,286	557,567
Metso Oyj (c)	17,306	476,107
Wartsila Oyj Abp	11,850	544,257
		1,577,931
Energy 0.1%
Neste Oyj	21,923	610,800
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	22,438	873,365
Insurance 0.1%
Sampo Oyj, A Shares	21,303	1,054,087
Materials 0.2%
Stora Enso Oyj, R Shares	99,026	932,344
UPM-Kymmene Oyj	78,980	1,458,899
		2,391,243
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	10,511	438,811
Technology Hardware & Equipment 0.3%
Nokia Oyj	484,801	3,433,024
Telecommunication Services 0.0%
Elisa Oyj	11,394	383,788
Utilities 0.1%
Fortum Oyj	46,548	817,324
		11,909,383
France 11.0%
Automobiles & Components 0.5%
Faurecia	7,895	302,911
Peugeot S.A. *	122,605	2,452,558
Renault S.A.	24,316	2,238,476
Valeo S.A.	5,355	713,698
		5,707,643
    3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 1.0%
BNP Paribas S.A.	113,421	7,377,729
Credit Agricole S.A.	86,334	1,358,432
Societe Generale S.A.	78,480	3,853,482
		12,589,643
Capital Goods 1.7%
Airbus Group SE	22,784	1,617,332
Alstom S.A. *	31,117	913,885
Bouygues S.A.	46,932	1,722,313
Compagnie de Saint-Gobain	99,249	4,702,150
Eiffage S.A.	8,079	485,892
Legrand S.A.	15,658	963,234
Nexans S.A. *	8,525	346,825
Rexel S.A.	56,201	885,091
Safran S.A.	14,272	1,080,544
Schneider Electric SE	41,232	2,876,271
Thales S.A.	7,092	479,261
Vallourec S.A.	30,831	504,548
Vinci S.A.	64,750	4,149,694
Zodiac Aerospace	8,929	266,154
		20,993,194
Commercial & Professional Supplies 0.0%
Bureau Veritas S.A.	10,225	238,897
Teleperformance	4,558	338,394
		577,291
Consumer Durables & Apparel 0.4%
Christian Dior SE	3,844	795,121
Kering	5,521	1,063,211
LVMH Moet Hennessy Louis Vuitton SE	15,035	2,812,431
		4,670,763
Consumer Services 0.1%
Accor S.A.	14,550	713,291
Sodexo S.A.	7,037	655,426
		1,368,717
Diversified Financials 0.0%
Wendel S.A.	2,815	374,813
Energy 1.8%
CGG S.A. *(c)	67,635	337,860
Technip S.A.	11,968	680,056
Total S.A.	420,147	20,731,295
		21,749,211
Food & Staples Retailing 0.4%
Carrefour S.A.	119,368	4,097,425
Casino Guichard Perrachon S.A.	10,917	810,200
Rallye S.A.	13,873	408,402
		5,316,027
Food, Beverage & Tobacco 0.3%
Danone S.A.	42,517	2,884,450
Pernod-Ricard S.A.	10,824	1,294,737
		4,179,187
Health Care Equipment & Services 0.1%
Essilor International S.A.	7,021	899,246
Household & Personal Products 0.2%
L'Oreal S.A.	10,166	1,900,156
Security	Number of Shares	Value ($)
Insurance 0.5%
AXA S.A.	183,390	4,829,615
CNP Assurances	16,345	274,706
SCOR SE	16,578	635,276
		5,739,597
Materials 0.4%
Air Liquide S.A.	22,454	2,923,852
Arkema S.A.	9,153	713,247
Lafarge S.A.	22,777	1,320,622
		4,957,721
Media 0.6%
Eutelsat Communications S.A.	12,193	371,599
Publicis Groupe S.A.	8,185	619,010
Vivendi S.A.	214,668	5,640,799
		6,631,408
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	96,360	10,386,752
Real Estate 0.1%
Klepierre	9,283	422,364
Unibail-Rodamco SE	3,378	897,887
		1,320,251
Software & Services 0.1%
Atos	6,059	460,401
Cap Gemini S.A.	13,215	1,262,447
		1,722,848
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	163,615	617,402
Telecommunication Services 0.8%
Orange S.A.	558,673	9,190,311
Transportation 0.1%
Air France-KLM *(c)	115,396	825,504
Utilities 0.9%
Electricite de France S.A.	49,870	1,186,795
Engie	348,737	6,687,899
Suez Environnement Co.	50,459	967,106
Veolia Environnement S.A.	96,230	2,149,400
		10,991,200
		132,708,885
Germany 8.5%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	32,633	3,272,297
Continental AG	6,399	1,430,580
Daimler AG - Reg'd	97,975	8,764,441
Leoni AG	4,637	293,806
Volkswagen AG	3,159	638,956
		14,400,080
Banks 0.1%
Commerzbank AG *	64,509	834,266
Capital Goods 0.9%
Brenntag AG	13,309	740,112
GEA Group AG	11,388	481,892
HOCHTIEF AG	4,144	362,093
Kloeckner & Co. SE (c)	39,705	372,301
MAN SE	3,048	317,818
MTU Aero Engines AG	3,676	338,558
OSRAM Licht AG	9,471	538,033
4

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rheinmetall AG	6,397	348,163
Siemens AG - Reg'd	73,476	7,872,661
		11,371,631
Commercial & Professional Supplies 0.0%
Bilfinger SE	10,560	434,965
Consumer Durables & Apparel 0.2%
adidas AG	19,874	1,626,335
Hugo Boss AG	1,710	206,185
		1,832,520
Consumer Services 0.1%
TUI AG	52,122	891,220
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	117,085	4,113,176
Deutsche Boerse AG	10,901	990,259
		5,103,435
Food & Staples Retailing 0.1%
METRO AG	52,490	1,652,540
Food, Beverage & Tobacco 0.0%
Suedzucker AG (c)	22,364	368,856
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	11,716	958,628
Fresenius SE & Co. KGaA	22,130	1,531,306
		2,489,934
Household & Personal Products 0.1%
Beiersdorf AG	4,579	391,227
Henkel AG & Co. KGaA	4,504	454,256
		845,483
Insurance 0.8%
Allianz SE - Reg'd	37,964	6,218,979
Hannover Rueck SE	4,986	529,342
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	16,067	2,952,769
		9,701,090
Materials 1.4%
Aurubis AG	11,618	695,026
BASF SE	106,270	9,183,278
HeidelbergCement AG	16,742	1,275,082
K&S AG - Reg'd	28,013	1,149,376
LANXESS AG	12,705	733,684
Linde AG	11,409	2,153,263
Salzgitter AG	15,427	550,752
Symrise AG	4,667	310,295
ThyssenKrupp AG	58,864	1,492,789
		17,543,545
Media 0.1%
ProSiebenSat.1 Media SE	15,628	798,954
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg'd	44,054	6,505,739
Merck KGaA	4,832	491,725
		6,997,464
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	55,088	617,935
Software & Services 0.2%
SAP SE	35,958	2,583,333
Security	Number of Shares	Value ($)
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg'd	499,972	9,040,716
Freenet AG	15,192	521,362
		9,562,078
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	63,605	864,085
Deutsche Post AG - Reg'd	108,047	3,265,751
		4,129,836
Utilities 0.9%
E.ON SE	576,147	7,608,758
RWE AG	159,212	3,315,849
		10,924,607
		103,083,772
Hong Kong 0.9%
Banks 0.1%
Hang Seng Bank Ltd.	35,900	735,482
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	16,000	868,975
Jardine Strategic Holdings Ltd.	11,400	342,453
Noble Group Ltd.	1,717,579	570,017
		1,781,445
Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	732,000	566,246
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	33,000	151,748
Sands China Ltd.	67,200	296,572
SJM Holdings Ltd.	166,000	192,245
		640,565
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	11,700	316,868
Insurance 0.1%
AIA Group Ltd.	212,600	1,382,864
Real Estate 0.2%
Hongkong Land Holdings Ltd.	35,000	269,500
New World Development Co., Ltd.	352,000	425,054
Sun Hung Kai Properties Ltd.	40,000	613,793
Swire Pacific Ltd., Class A	51,000	653,148
The Link REIT	56,500	332,167
The Wharf Holdings Ltd.	61,000	386,748
Wheelock & Co., Ltd.	50,000	258,708
		2,939,118
Retailing 0.0%
Esprit Holdings Ltd.	572,484	548,635
Transportation 0.0%
MTR Corp., Ltd.	64,000	284,927
    5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.2%
CLP Holdings Ltd.	140,000	1,188,953
Hong Kong & China Gas Co., Ltd.	171,308	349,465
Power Assets Holdings Ltd.	38,500	362,649
		1,901,067
		11,097,217
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	1,354,945	569,055
Commercial & Professional Supplies 0.1%
Experian plc	51,940	973,804
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	6,378	484,666
Materials 0.3%
CRH plc	93,612	2,768,740
Smurfit Kappa Group plc	23,796	715,612
		3,484,352
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	7,381	656,143
Technology Hardware & Equipment 0.1%
Seagate Technology plc	29,978	1,516,887
		7,684,907
Israel 0.5%
Banks 0.1%
Bank Hapoalim B.M.	37,931	210,898
Bank Leumi Le-Israel B.M. *	92,928	405,279
		616,177
Materials 0.0%
Israel Chemicals Ltd.	76,941	532,452
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	52,569	3,606,760
Software & Services 0.0%
Check Point Software Technologies Ltd. *	4,000	323,080
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	358,893	661,886
		5,740,355
Italy 3.7%
Automobiles & Components 0.0%
Pirelli & C. S.p.A.	23,245	384,334
Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	190,328	378,226
Banca Popolare dell'Emilia Romagna SC	48,481	426,792
Banco Popolare SC *	32,748	567,000
Intesa Sanpaolo S.p.A.	1,389,876	5,351,204
Security	Number of Shares	Value ($)
UniCredit S.p.A.	786,552	5,215,853
Unione di Banche Italiane S.C.p.A.	91,479	741,962
		12,681,037
Capital Goods 0.1%
Finmeccanica S.p.A. *	60,033	865,025
Prysmian S.p.A.	20,459	469,755
		1,334,780
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	5,627	408,052
Diversified Financials 0.1%
EXOR S.p.A.	24,405	1,227,947
Mediobanca S.p.A.	40,805	444,693
		1,672,640
Energy 1.0%
Eni S.p.A.	677,110	11,849,840
Saipem S.p.A. *(c)	63,169	551,260
		12,401,100
Insurance 0.2%
Assicurazioni Generali S.p.A.	97,464	1,920,747
Media 0.1%
Mediaset S.p.A.	139,555	706,648
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	2,889,489	3,828,880
Transportation 0.1%
Atlantia S.p.A.	29,874	797,760
Utilities 0.7%
A2A S.p.A.	271,494	346,608
Enel S.p.A.	1,492,193	7,011,738
Snam S.p.A.	168,986	831,557
Terna - Rete Elettrica Nationale S.p.A.	97,311	453,846
		8,643,749
		44,779,727
Japan 22.5%
Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	28,200	1,143,197
Bridgestone Corp.	65,300	2,461,479
Daihatsu Motor Co., Ltd.	36,500	518,363
Denso Corp.	41,200	2,042,112
Fuji Heavy Industries Ltd.	23,800	879,351
Honda Motor Co., Ltd.	197,800	6,645,585
Isuzu Motors Ltd.	51,100	707,338
Mazda Motor Corp.	35,500	696,353
Mitsubishi Motors Corp.	30,600	260,133
NGK Spark Plug Co., Ltd.	10,000	264,718
NHK Spring Co., Ltd.	32,600	345,300
Nissan Motor Co., Ltd.	335,200	3,189,269
Stanley Electric Co., Ltd.	11,200	239,094
Sumitomo Electric Industries Ltd.	112,600	1,679,392
Sumitomo Rubber Industries Ltd.	19,500	293,826
Suzuki Motor Corp.	37,700	1,312,412
The Yokohama Rubber Co., Ltd.	12,900	255,125
Toyoda Gosei Co., Ltd.	12,200	269,577
6

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Toyota Industries Corp.	13,400	741,770
Toyota Motor Corp.	170,300	11,340,236
Yamaha Motor Co., Ltd.	23,300	528,618
		35,813,248
Banks 1.4%
Mitsubishi UFJ Financial Group, Inc.	834,334	6,071,519
Mizuho Financial Group, Inc.	1,714,716	3,738,954
North Pacific Bank Ltd.	43,700	191,938
Resona Holdings, Inc.	176,358	969,568
Sumitomo Mitsui Financial Group, Inc.	104,110	4,694,735
Sumitomo Mitsui Trust Holdings, Inc.	181,000	840,677
The Bank of Yokohama Ltd.	62,000	393,951
		16,901,342
Capital Goods 2.9%
Asahi Glass Co., Ltd.	240,000	1,406,104
Daikin Industries Ltd.	13,000	840,159
Ebara Corp.	62,000	281,319
FANUC Corp.	5,600	934,004
Furukawa Electric Co., Ltd.	214,000	355,166
Hanwa Co., Ltd.	86,000	373,495
Hino Motors Ltd.	23,400	302,822
Hitachi Construction Machinery Co., Ltd.	15,100	251,059
IHI Corp.	111,000	441,138
ITOCHU Corp.	171,500	2,099,474
JGC Corp.	25,000	426,953
JTEKT Corp.	23,500	405,802
Kajima Corp.	100,000	496,397
Kawasaki Heavy Industries Ltd.	122,000	534,720
Kinden Corp.	28,000	373,195
Komatsu Ltd.	85,000	1,570,710
Kubota Corp.	54,000	923,542
LIXIL Group Corp.	34,600	693,662
Makita Corp.	8,800	485,823
Marubeni Corp.	249,800	1,388,263
Mitsubishi Corp.	167,400	3,611,955
Mitsubishi Electric Corp.	177,000	1,901,023
Mitsubishi Heavy Industries Ltd.	305,000	1,612,584
Mitsui & Co., Ltd.	242,200	3,142,591
Mitsui Engineering & Shipbuilding Co., Ltd.	174,000	302,954
Nagase & Co., Ltd.	33,400	425,931
Nidec Corp.	8,100	724,191
NSK Ltd.	30,200	389,714
Obayashi Corp.	66,000	507,952
Shimizu Corp.	70,000	613,896
SMC Corp.	2,100	531,969
Sojitz Corp.	557,900	1,287,216
Sumitomo Corp.	173,200	1,966,220
Sumitomo Heavy Industries Ltd.	73,000	368,435
Taisei Corp.	91,000	534,760
Toshiba Corp.	565,000	1,726,917
TOTO Ltd.	21,000	341,821
Toyota Tsusho Corp.	44,800	1,135,609
		35,709,545
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	126,000	1,398,110
Recruit Holdings Co., Ltd.	6,700	211,079
Secom Co., Ltd.	16,100	1,083,148
Toppan Printing Co., Ltd.	125,000	1,086,243
		3,778,580
Consumer Durables & Apparel 0.9%
Bandai Namco Holdings, Inc.	23,100	512,041
Iida Group Holdings Co., Ltd.	3,600	63,189
Nikon Corp.	51,500	612,576
Panasonic Corp.	271,750	3,175,220
Sega Sammy Holdings, Inc.	22,300	278,217
Sekisui Chemical Co., Ltd.	50,000	554,753
Sekisui House Ltd.	73,800	1,096,315
Sharp Corp. *(c)	448,000	592,803
Shimano, Inc.	2,800	388,172
Sony Corp. *	115,800	3,282,515
Sumitomo Forestry Co., Ltd.	29,400	348,660
Yamaha Corp.	16,600	390,696
		11,295,157
Consumer Services 0.1%
Benesse Holdings, Inc.	10,400	280,471
Oriental Land Co., Ltd.	7,100	450,327
		730,798
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	40,000	310,817
Nomura Holdings, Inc.	104,600	749,030
ORIX Corp.	60,400	902,112
		1,961,959
Energy 0.7%
Cosmo Oil Co., Ltd. *	323,000	523,084
Idemitsu Kosan Co., Ltd.	59,800	1,099,179
Inpex Corp.	142,500	1,548,366
JX Holdings, Inc.	1,036,800	4,419,644
Showa Shell Sekiyu K.K.	46,400	435,723
TonenGeneral Sekiyu K.K.	70,000	699,883
		8,725,879
Food & Staples Retailing 0.7%
Aeon Co., Ltd.	176,800	2,701,637
Lawson, Inc.	6,100	453,726
Seven & i Holdings Co., Ltd.	94,300	4,351,129
UNY Group Holdings Co., Ltd.	84,900	586,701
		8,093,193
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	49,000	1,126,875
Asahi Group Holdings Ltd.	32,300	1,082,501
Coca-Cola West Co., Ltd.	19,300	388,748
Japan Tobacco, Inc.	70,400	2,732,692
Kewpie Corp.	16,800	379,856
Kirin Holdings Co., Ltd.	116,300	1,788,220
MEIJI Holdings Co., Ltd.	6,200	880,600
NH Foods Ltd.	28,000	680,553
Nisshin Seifun Group, Inc.	28,330	406,042
Nissin Foods Holdings Co., Ltd.	6,200	279,396
Suntory Beverage & Food Ltd.	8,400	354,834
Toyo Suisan Kaisha Ltd.	11,000	415,652
Yamazaki Baking Co., Ltd.	26,000	414,211
		10,930,180
    7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	43,200	723,481
Hoya Corp.	28,300	1,196,759
Medipal Holdings Corp.	50,100	892,028
Olympus Corp.	9,000	344,371
Suzuken Co., Ltd.	22,030	779,490
Terumo Corp.	17,700	456,288
		4,392,417
Household & Personal Products 0.2%
Kao Corp.	35,000	1,774,380
Shiseido Co., Ltd.	35,900	868,360
Unicharm Corp.	12,500	300,094
		2,942,834
Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	28,190	887,768
Sompo Japan Nipponkoa Holdings, Inc.	26,200	923,101
T&D Holdings, Inc.	31,750	483,481
The Dai-ichi Life Insurance Co., Ltd.	49,400	1,003,432
Tokio Marine Holdings, Inc.	37,900	1,578,272
		4,876,054
Materials 1.8%
Air Water, Inc.	20,000	346,942
Asahi Kasei Corp.	142,000	1,078,673
Daicel Corp.	26,400	357,828
Denki Kagaku Kogyo K.K.	96,000	399,217
DIC Corp.	128,000	301,210
Hitachi Chemical Co., Ltd.	13,400	236,952
JFE Holdings, Inc.	84,100	1,574,846
JSR Corp.	19,400	322,821
Kaneka Corp.	53,000	382,393
Kobe Steel Ltd.	495,000	765,665
Kuraray Co., Ltd.	43,000	506,917
Mitsubishi Chemical Holdings Corp.	238,700	1,557,899
Mitsubishi Materials Corp.	165,000	597,311
Mitsui Chemicals, Inc.	205,000	767,831
Mitsui Mining & Smelting Co., Ltd.	128,000	314,693
Nippon Paper Industries Co., Ltd.	27,400	449,579
Nippon Steel & Sumitomo Metal Corp.	853,000	2,014,847
Nitto Denko Corp.	13,700	1,036,856
Oji Holdings Corp.	168,000	734,548
Shin-Etsu Chemical Co., Ltd.	27,200	1,626,560
Showa Denko K.K.	353,000	435,148
Sumitomo Chemical Co., Ltd.	211,000	1,203,662
Sumitomo Metal Mining Co., Ltd.	53,000	712,597
Taiheiyo Cement Corp.	107,000	352,782
Taiyo Nippon Sanso Corp.	26,700	313,595
Teijin Ltd.	197,000	718,987
Toray Industries, Inc.	138,000	1,098,117
Tosoh Corp.	72,000	375,344
Security	Number of Shares	Value ($)
Toyo Seikan Group Holdings Ltd.	40,800	635,745
Ube Industries Ltd.	270,000	472,229
		21,691,794
Media 0.1%
Dentsu, Inc.	20,701	1,171,498
Hakuhodo DY Holdings, Inc.	49,100	548,600
		1,720,098
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	122,900	1,849,881
Chugai Pharmaceutical Co., Ltd.	10,800	392,851
Daiichi Sankyo Co., Ltd.	74,000	1,515,310
Eisai Co., Ltd.	19,500	1,272,665
Kyowa Hakko Kirin Co., Ltd.	28,000	455,613
Mitsubishi Tanabe Pharma Corp.	18,100	301,360
Ono Pharmaceutical Co., Ltd.	3,600	433,721
Otsuka Holdings Co., Ltd.	38,000	1,364,389
Shionogi & Co., Ltd.	15,300	609,549
Takeda Pharmaceutical Co., Ltd.	70,100	3,526,823
		11,722,162
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	6,700	707,541
Daiwa House Industry Co., Ltd.	51,200	1,273,456
Mitsubishi Estate Co., Ltd.	40,000	888,305
Mitsui Fudosan Co., Ltd.	35,000	995,588
Sumitomo Realty & Development Co., Ltd.	16,500	578,789
Tokyu Fudosan Holdings Corp.	10,000	75,447
		4,519,126
Retailing 0.5%
EDION Corp.	47,500	313,568
Fast Retailing Co., Ltd.	1,600	791,515
Isetan Mitsukoshi Holdings Ltd.	45,700	831,348
J. Front Retailing Co., Ltd.	37,100	696,994
K's Holdings Corp.	13,400	426,046
Marui Group Co., Ltd.	29,800	416,654
Nitori Holdings Co., Ltd.	5,700	511,003
Shimamura Co., Ltd.	5,300	546,851
Takashimaya Co., Ltd.	48,000	459,175
Yamada Denki Co., Ltd.	345,300	1,319,441
		6,312,595
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	8,400	485,675
Tokyo Electron Ltd.	10,400	574,142
		1,059,817
Software & Services 0.5%
Fujitsu Ltd.	381,000	1,998,707
Konami Corp.	16,300	339,936
Nintendo Co., Ltd.	13,830	2,429,107
Nomura Research Institute Ltd.	8,100	332,232
NTT Data Corp.	17,400	831,356
		5,931,338
8

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	29,300	404,753
Canon, Inc.	147,200	4,709,682
FUJIFILM Holdings Corp.	62,400	2,474,703
Hitachi Ltd.	694,000	4,496,276
Ibiden Co., Ltd.	24,200	400,097
Keyence Corp.	673	339,014
Konica Minolta, Inc.	65,300	813,841
Kyocera Corp.	32,000	1,647,664
Murata Manufacturing Co., Ltd.	7,100	1,051,882
NEC Corp.	485,000	1,549,008
Nippon Electric Glass Co., Ltd.	111,000	538,605
Omron Corp.	14,200	556,403
Ricoh Co., Ltd.	118,300	1,167,117
Seiko Epson Corp.	22,800	402,831
TDK Corp.	12,500	874,056
		21,425,932
Telecommunication Services 1.5%
KDDI Corp.	189,500	4,810,659
Nippon Telegraph & Telephone Corp.	178,208	6,863,276
NTT DOCOMO, Inc.	194,000	4,096,375
SoftBank Group Corp.	47,900	2,647,631
		18,417,941
Transportation 1.3%
ANA Holdings, Inc.	151,000	480,828
Central Japan Railway Co.	11,700	2,046,818
East Japan Railway Co.	34,118	3,365,649
Hankyu Hanshin Holdings, Inc.	98,000	619,067
Kamigumi Co., Ltd.	31,000	291,579
Kawasaki Kisen Kaisha Ltd.	182,000	406,312
Keio Corp.	36,000	299,516
Kintetsu Group Holdings Co., Ltd.	116,000	413,218
Mitsui O.S.K. Lines Ltd.	254,000	761,790
Nagoya Railroad Co., Ltd.	91,000	341,699
Nippon Express Co., Ltd.	176,000	930,380
Nippon Yusen K.K.	352,000	962,223
Odakyu Electric Railway Co., Ltd.	38,000	380,077
Seino Holdings Co., Ltd.	36,900	424,410
Tobu Railway Co., Ltd.	86,000	413,480
Tokyu Corp.	90,000	661,410
West Japan Railway Co.	21,063	1,511,613
Yamato Holdings Co., Ltd.	46,800	1,037,231
		15,347,300
Utilities 1.4%
Chubu Electric Power Co., Inc.	149,700	2,539,433
Electric Power Development Co., Ltd.	14,800	511,514
Hokkaido Electric Power Co., Inc. *	40,700	490,810
Hokuriku Electric Power Co.	36,400	559,554
Kyushu Electric Power Co., Inc. *	80,400	1,139,302
Osaka Gas Co., Ltd.	280,000	1,119,595
Shikoku Electric Power Co., Inc.	31,700	533,455
The Chugoku Electric Power Co., Inc.	51,100	764,215
Security	Number of Shares	Value ($)
The Kansai Electric Power Co., Inc. *	157,600	2,136,942
Toho Gas Co., Ltd.	55,000	328,567
Tohoku Electric Power Co., Inc.	80,400	1,178,909
Tokyo Electric Power Co., Inc. *	643,600	4,616,800
Tokyo Gas Co., Ltd.	277,000	1,495,561
		17,414,657
		271,713,946
Luxembourg 0.4%
Energy 0.0%
Tenaris S.A.	44,311	560,109
Materials 0.3%
ArcelorMittal	354,986	3,204,242
Media 0.1%
RTL Group S.A. *	4,587	416,863
SES S.A.	17,484	540,819
		957,682
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	7,615	556,892
		5,278,925
Netherlands 5.4%
Banks 0.3%
ING Groep N.V. CVA	197,585	3,360,359
Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	5,431	265,344
Koninklijke Philips N.V.	96,715	2,695,081
		2,960,425
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	14,058	960,050
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(c)	124,822	—
Energy 3.1%
Fugro N.V. CVA *	17,876	374,486
Royal Dutch Shell plc, A Shares	806,255	23,124,903
Royal Dutch Shell plc, B Shares	494,911	14,330,178
		37,829,567
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	159,136	3,167,088
Food, Beverage & Tobacco 0.1%
Heineken Holding N.V.	10,671	739,449
Heineken N.V.	12,705	999,116
		1,738,565
Household & Personal Products 0.3%
Unilever N.V. CVA	89,887	4,026,782
Insurance 0.1%
Aegon N.V.	148,193	1,139,862
Delta Lloyd N.V.	15,340	272,334
		1,412,196
    9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.3%
Akzo Nobel N.V.	28,147	2,014,060
Koninklijke DSM N.V.	20,113	1,147,838
		3,161,898
Media 0.1%
RELX N.V.	33,980	565,531
Wolters Kluwer N.V.	19,889	658,299
		1,223,830
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,084	604,783
NXP Semiconductors N.V. *	2,617	253,823
		858,606
Software & Services 0.0%
Gemalto N.V.	3,269	280,502
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	682,966	2,698,454
VimpelCom Ltd. ADR	11,496	66,447
		2,764,901
Transportation 0.1%
PostNL N.V. *	84,238	360,653
TNT Express N.V.	88,285	738,860
		1,099,513
		64,844,282
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	82,874	433,055
Telecommunication Services 0.1%
Spark New Zealand Ltd.	346,710	677,128
Utilities 0.0%
Meridian Energy Ltd.	220,943	328,141
		1,438,324
Norway 0.9%
Banks 0.1%
DNB A.S.A.	58,863	959,610
Energy 0.4%
Petroleum Geo-Services A.S.A.	59,818	272,373
Statoil A.S.A.	292,739	4,935,182
		5,207,555
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	25,848	319,059
Orkla A.S.A.	99,589	793,702
		1,112,761
Materials 0.2%
Norsk Hydro A.S.A.	151,649	565,531
Yara International A.S.A.	22,041	1,096,632
		1,662,163
Telecommunication Services 0.1%
Telenor A.S.A.	72,514	1,592,842
		10,534,931
Security	Number of Shares	Value ($)
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	2,930,356	224,532
Energy 0.1%
Galp Energia, SGPS, S.A.	51,247	592,691
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	23,875	354,834
Telecommunication Services 0.0%
Pharol SGPS S.A. *	1,039,038	387,117
Utilities 0.1%
EDP - Energias de Portugal S.A.	325,345	1,203,371
		2,762,545
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	77,756	1,144,741
Oversea-Chinese Banking Corp., Ltd.	138,197	1,036,347
United Overseas Bank Ltd.	63,052	1,020,721
		3,201,809
Capital Goods 0.1%
Keppel Corp., Ltd.	119,700	653,919
Sembcorp Industries Ltd.	97,000	252,297
		906,216
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	737,300	169,297
Wilmar International Ltd.	229,066	534,154
		703,451
Media 0.0%
Singapore Press Holdings Ltd.	129,700	395,155
Real Estate 0.0%
CapitaLand Ltd.	100,000	234,667
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	10,000	215,382
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	84,103	925,974
Venture Corp., Ltd.	53,500	306,138
		1,232,112
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	551,486	1,647,080
Transportation 0.1%
ComfortDelGro Corp., Ltd.	149,000	326,978
Hutchison Port Holdings Trust, Class U	613,600	368,274
Singapore Airlines Ltd.	75,670	591,961
		1,287,213
		9,823,085
10

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spain 4.3%
Banks 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	596,270	6,046,386
Banco de Sabadell S.A.	249,870	569,269
Banco Popular Espanol S.A.	187,763	862,291
Banco Santander S.A.	1,982,095	13,705,616
CaixaBank S.A.	133,733	596,806
		21,780,368
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	28,563	958,605
Ferrovial S.A.	43,264	1,052,154
		2,010,759
Energy 0.3%
Repsol S.A.	243,200	4,087,319
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	47,010	294,215
Insurance 0.0%
Mapfre S.A.	126,608	407,531
Retailing 0.1%
Industria de Diseno Textil S.A.	45,897	1,573,719
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	14,666	640,267
Telecommunication Services 1.1%
Telefonica S.A.	881,668	13,523,655
Transportation 0.1%
Abertis Infraestructuras S.A.	35,486	581,081
Utilities 0.6%
Acciona S.A.	5,260	425,098
Enagas S.A.	13,539	380,064
Endesa S.A.	36,518	767,175
Gas Natural SDG S.A.	34,909	757,679
Iberdrola S.A.	662,838	4,675,157
Red Electrica Corp. S.A.	5,653	451,391
		7,456,564
		52,355,478
Sweden 2.2%
Automobiles & Components 0.1%
Autoliv, Inc. (c)	6,767	711,888
Banks 0.5%
Nordea Bank AB	184,074	2,291,873
Skandinaviska Enskilda Banken AB, A Shares	76,694	923,278
Svenska Handelsbanken AB, A Shares	81,164	1,242,158
Swedbank AB, A Shares	46,462	1,088,334
		5,545,643
Capital Goods 0.7%
Alfa Laval AB	20,621	379,257
Assa Abloy AB, Class B	35,603	722,913
Atlas Copco AB, A Shares	38,888	1,063,548
Atlas Copco AB, B Shares	17,437	428,775
Security	Number of Shares	Value ($)
NCC AB, B Shares	10,931	326,720
Sandvik AB	116,394	1,179,387
Skanska AB, B Shares	43,199	909,736
SKF AB, B Shares	39,275	768,197
Trelleborg AB, B Shares	16,894	291,786
Volvo AB, A Shares	19,593	231,434
Volvo AB, B Shares	166,227	1,971,608
		8,273,361
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	40,197	577,021
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	25,925	744,253
Husqvarna AB, B Shares	49,332	359,484
		1,103,737
Food, Beverage & Tobacco 0.0%
Swedish Match AB	15,982	489,527
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	13,584	333,211
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	53,328	1,517,418
Materials 0.1%
Boliden AB	34,547	637,970
SSAB AB, A Shares *(c)	56,874	270,785
SSAB AB, B Shares *	26,715	110,931
		1,019,686
Retailing 0.2%
Hennes & Mauritz AB, B Shares	53,307	2,120,941
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	266,187	2,846,084
Telecommunication Services 0.2%
Tele2 AB, B Shares	75,118	781,504
TeliaSonera AB	310,247	1,885,441
		2,666,945
		27,205,462
Switzerland 5.7%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	175,626	3,572,236
Geberit AG - Reg'd	1,289	445,870
Schindler Holding AG	1,703	274,291
Schindler Holding AG - Reg'd	525	85,310
Wolseley plc	26,457	1,756,641
		6,134,348
Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg'd *	15,469	1,291,080
SGS S.A. - Reg'd	299	570,363
		1,861,443
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	17,708	1,528,438
The Swatch Group AG - Bearer Shares	1,569	675,718
The Swatch Group AG - Reg'd	2,300	188,512
		2,392,668
    11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	76,799	2,265,630
UBS Group AG - Reg’d *	37,597	864,396
		3,130,026
Energy 0.1%
Transocean Ltd. (c)	85,257	1,157,438
Food, Beverage & Tobacco 1.2%
Aryzta AG *	4,885	247,854
Chocoladefabriken Lindt & Sprungli AG	29	162,959
Chocoladefabriken Lindt & Sprungli AG - Reg'd	3	200,258
Coca-Cola HBC AG CDI *	18,630	388,581
Nestle S.A. - Reg'd	173,087	13,094,044
		14,093,696
Insurance 0.6%
Baloise Holding AG - Reg'd	2,785	354,833
Swiss Life Holding AG - Reg'd *	1,985	468,356
Swiss Re AG	25,265	2,272,763
Zurich Insurance Group AG *	13,311	4,053,327
		7,149,279
Materials 0.7%
Clariant AG - Reg'd *	19,430	387,593
Givaudan S.A. - Reg'd *	339	630,590
Glencore plc *	1,048,983	3,398,824
LafargeHolcim Ltd. *	21,169	1,472,906
Sika AG	116	420,544
Syngenta AG - Reg'd	5,130	2,113,409
		8,423,866
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Actelion Ltd. - Reg'd *	2,138	316,174
Lonza Group AG - Reg'd *	2,853	413,555
Novartis AG - Reg'd	110,530	11,469,048
Roche Holding AG	29,032	8,388,003
Roche Holding AG - Bearer Shares	990	283,305
		20,870,085
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	87,792	687,180
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	21,004	1,279,564
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,706	992,221
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	3,874	534,796
		68,706,610
United Kingdom 17.0%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V. *	89,405	1,406,369
GKN plc	112,236	557,507
		1,963,876
Security	Number of Shares	Value ($)
Banks 2.4%
Barclays plc	1,604,024	7,233,574
HSBC Holdings plc	1,619,020	14,623,714
Lloyds Banking Group plc	2,819,916	3,672,120
Royal Bank of Scotland Group plc *	182,517	973,450
Standard Chartered plc	179,465	2,744,111
		29,246,969
Capital Goods 0.7%
BAE Systems plc	323,910	2,425,171
Balfour Beatty plc	161,954	595,318
Bunzl plc	18,384	526,227
Carillion plc	71,926	388,230
CNH Industrial N.V.	17,944	161,039
Cobham plc	93,299	380,133
DCC plc	5,031	397,571
IMI plc	20,176	333,807
Meggitt plc	47,414	343,574
Rolls-Royce Holdings plc *	132,470	1,639,414
Smiths Group plc	31,414	552,809
The Weir Group plc	12,090	290,286
Travis Perkins plc	19,021	666,948
		8,700,527
Commercial & Professional Supplies 0.2%
AA plc *	8,958	51,027
Aggreko plc	15,340	287,332
Babcock International Group plc	21,545	333,323
Capita plc	25,867	526,575
G4S plc	158,657	680,217
Intertek Group plc	6,448	246,412
Serco Group plc	166,665	335,016
		2,459,902
Consumer Durables & Apparel 0.1%
Barratt Developments plc	46,950	464,644
Burberry Group plc	17,758	445,662
Persimmon plc *	10,712	341,821
Taylor Wimpey plc	126,000	381,887
		1,634,014
Consumer Services 0.3%
Carnival plc	12,338	683,869
Compass Group plc	107,278	1,715,980
InterContinental Hotels Group plc	11,663	489,872
Thomas Cook Group plc *	211,603	395,520
Whitbread plc	5,476	443,357
William Hill plc	56,814	358,953
		4,087,551
Diversified Financials 0.1%
3i Group plc	6,418	55,363
ICAP plc	43,467	349,660
Man Group plc	346,157	877,753
		1,282,776
Energy 2.7%
Amec Foster Wheeler plc	38,206	487,902
BG Group plc	267,627	4,553,611
BP plc	4,204,967	25,901,469
John Wood Group plc	47,011	457,712
Petrofac Ltd.	25,546	349,921
12

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Subsea 7 S.A. *	32,297	282,965
Tullow Oil plc	53,182	203,356
		32,236,936
Food & Staples Retailing 1.0%
Booker Group plc	143,960	401,933
J. Sainsbury plc	455,787	1,882,749
Tesco plc	2,054,877	6,910,425
WM Morrison Supermarkets plc	878,211	2,499,137
		11,694,244
Food, Beverage & Tobacco 1.4%
Associated British Foods plc	17,872	898,209
British American Tobacco plc	120,078	7,129,756
Diageo plc	107,873	3,023,976
Imperial Tobacco Group plc	66,073	3,467,284
SABMiller plc	34,115	1,789,009
Tate & Lyle plc	55,500	472,360
		16,780,594
Health Care Equipment & Services 0.1%
Smith & Nephew plc	42,204	784,389
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	27,899	2,675,464
Unilever plc	74,875	3,396,330
		6,071,794
Insurance 0.8%
Admiral Group plc	15,000	346,604
Amlin plc	42,043	334,679
Aviva plc	326,727	2,656,677
Direct Line Insurance Group plc	128,283	732,093
Legal & General Group plc	207,694	844,737
Old Mutual plc	312,650	1,033,994
Phoenix Group Holdings	22,000	292,536
Prudential plc	73,048	1,718,486
RSA Insurance Group plc	124,206	996,987
Standard Life plc	104,284	738,513
Willis Group Holdings plc	8,650	402,139
		10,097,445
Materials 1.3%
Anglo American plc	237,401	2,993,387
Antofagasta plc	44,493	392,870
BHP Billiton plc	243,995	4,481,615
DS Smith plc	58,211	363,603
Johnson Matthey plc	20,198	918,039
KAZ Minerals plc *	97,855	247,025
Mondi plc	30,636	735,423
Rexam plc	88,342	766,781
Rio Tinto plc	132,909	5,141,067
Vedanta Resources plc	31,713	197,294
		16,237,104
Media 0.5%
Informa plc	45,102	419,246
ITV plc	104,308	456,429
Liberty Global plc, Class A *	6,307	330,865
Liberty Global plc, Series C *	18,252	896,903
Pearson plc	61,969	1,162,926
RELX plc	34,355	599,115
Security	Number of Shares	Value ($)
Sky plc	59,102	1,050,672
WPP plc	61,661	1,416,711
		6,332,867
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	126,934	8,569,134
GlaxoSmithKline plc	441,602	9,598,202
		18,167,336
Real Estate 0.1%
Land Securities Group plc	29,869	605,451
Retailing 0.5%
Home Retail Group plc	346,198	882,866
Inchcape plc	50,759	635,701
Kingfisher plc	319,366	1,798,982
Marks & Spencer Group plc	188,553	1,600,412
Next plc	7,748	966,561
		5,884,522
Software & Services 0.1%
The Sage Group plc	72,758	591,312
Telecommunication Services 1.4%
BT Group plc	495,846	3,588,437
Inmarsat plc	27,492	380,705
Vodafone Group plc	3,339,449	12,649,821
		16,618,963
Transportation 0.1%
easyJet plc	11,676	299,569
FirstGroup plc *	361,443	650,242
International Consolidated Airlines Group S.A. *	49,114	409,043
Royal Mail plc	46,082	363,036
		1,721,890
Utilities 1.0%
Centrica plc	796,068	3,311,010
Drax Group plc	59,817	278,434
National Grid plc	286,237	3,809,452
Pennon Group plc	26,994	343,616
Severn Trent plc	19,814	681,215
SSE plc	119,418	2,825,312
United Utilities Group plc	51,010	709,576
		11,958,615
		205,159,077
Total Common Stock
(Cost $1,125,030,247)		1,195,146,068

Preferred Stock 0.6% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	5,342	418,124
Volkswagen AG	16,958	3,401,319
		3,819,443
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	8,961	1,062,290
Utilities 0.0%
RWE AG, Non Voting Shares	11,359	180,817
		5,062,550
    13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 0.2%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	87,221	291,125
Telecommunication Services 0.2%
Telecom Italia S.p.A. - RSP	1,666,710	1,730,156
		2,021,281
Total Preferred Stock
(Cost $6,443,439)		7,083,831

Rights 0.0% of net assets
Australia 0.0%
Utilities 0.0%
DUET Group Ltd. *(a)	44,695	5,881
Total Rights
(Cost $—)		5,881

Other Investment Company 0.7% of net assets
United States 0.7%
Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	8,222,338	8,222,338
Total Other Investment Company
(Cost $8,222,338)		8,222,338
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets
Time Deposits 0.3%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/03/15	66,377	103,658
Bank of Montreal
Canadian Dollar
0.05%, 08/03/15	165,881	126,835
Brown Brothers Harriman
Australian Dollar
1.03%, 08/03/15	3,754	2,744
Japanese Yen
0.01%, 08/03/15	782	6
Norwegian Krone
0.12%, 08/03/15	52,438	6,419
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Singapore Dollar
0.01%, 08/03/15	438	320
Swiss Franc
(1.00%), 08/03/15	59,346	61,415
Nordea Bank AB
Euro
(0.23%), 08/03/15	18,982	20,847
Wells Fargo
U.S. Dollar
0.03%, 08/03/15	2,939,877	2,939,877
Total Short-Term Investments
(Cost $3,262,121)		3,262,121

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $1,159,781,377 and the unrealized appreciation and depreciation were $139,852,095 and ($85,913,233), respectively, with a net unrealized appreciation of $53,938,862.
At 07/31/15, the values of certain foreign securities held by the fund aggregating $1,111,349,908 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $7,698,076.
(d)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	50	4,680,000	(35,362)
14

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$460,027,986	$—	$460,027,986
Belgium [1]	—	9,956,962	—	9,956,962
Materials	816,734	678,945	—	1,495,679
Media	236,906	—	—	236,906
Canada [1]	70,186,575	—	—	70,186,575
Finland [1]	—	9,947,664	—	9,947,664
Capital Goods	544,257	1,033,674	—	1,577,931
Telecommunication Services	383,788	—	—	383,788
France [1]	—	99,190,965	—	99,190,965
Capital Goods	1,722,313	19,270,881	—	20,993,194
Commercial & Professional Supplies	338,394	238,897	—	577,291
Food & Staples Retailing	408,402	4,907,625	—	5,316,027
Media	371,599	6,259,809	—	6,631,408
Germany [1]	—	102,648,807	—	102,648,807
Commercial & Professional Supplies	434,965	—	—	434,965
Hong Kong[1]	—	8,158,099	—	8,158,099
Real Estate	269,500	2,669,618	—	2,939,118
Ireland [1]	—	6,168,020	—	6,168,020
Technology Hardware & Equipment	1,516,887	—	—	1,516,887
Israel [1]	—	5,417,275	—	5,417,275
Software & Services	323,080	—	—	323,080
Luxembourg [1]	—	4,321,243	—	4,321,243
Media	540,819	416,863	—	957,682
Netherlands [1]	—	21,979,012	—	21,979,012
Diversified Financials	—	—	—	—
Energy	374,486	37,455,081	—	37,829,567
Insurance	272,334	1,139,862	—	1,412,196
Semiconductors & Semiconductor Equipment	253,823	604,783	—	858,606
Telecommunication Services	66,447	2,698,454	—	2,764,901
Singapore [1]	—	7,887,522	—	7,887,522
Food, Beverage & Tobacco	169,297	534,154	—	703,451
Technology Hardware & Equipment	1,232,112	—	—	1,232,112
Sweden [1]	—	15,553,268	—	15,553,268
Automobiles & Components	711,888	—	—	711,888
Capital Goods	231,434	8,041,927	—	8,273,361
Telecommunication Services	781,504	1,885,441	—	2,666,945
Switzerland [1]	—	67,427,046	—	67,427,046
Technology Hardware & Equipment	1,279,564	—	—	1,279,564
United Kingdom[1]	—	153,499,583	—	153,499,583
Food, Beverage & Tobacco	472,360	16,308,234	—	16,780,594
Insurance	1,399,126	8,698,319	—	10,097,445
    15

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Media	$1,227,768	$5,105,099	$—	$6,332,867
Real Estate	605,451	—	—	605,451
Retailing	882,866	5,001,656	—	5,884,522
Utilities	2,825,312	9,133,303	—	11,958,615
Preferred Stock[1]	—	7,083,831	—	7,083,831
Rights [1]	—	—	5,881	5,881
Other Investment Company[1]	8,222,338	—	—	8,222,338
Short-Term Investments[1]	—	3,262,121	—	3,262,121
Total	$99,102,329	$1,114,612,029	$5,881	$1,213,720,239
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($35,362)	$—	$—	($35,362)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Preferred Stock
United Kingdom	11,749	—	39	—	(11,788)	—	—	—
Rights
Australia	—	—	5,881	—	—	—	—	5,881
Total	$11,749	$—	$5,920	$—	($11,788)	$—	$—	$5,881
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,488,904 and $9,223,464 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
16

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.3%	Common Stock	402,837,361	437,637,814
0.4%	Preferred Stock	1,705,545	1,826,047
3.1%	Other Investment Companies	13,367,538	13,590,781
1.1%	Short-Term Investments	4,805,227	4,805,227
102.9%	Total Investments	422,715,671	457,859,869
(2.9%)	Other Assets and Liabilities, Net		(12,770,133)
100.0%	Net Assets		445,089,736

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets
Australia 5.1%
Banks 0.1%
Bank of Queensland Ltd.	44,742	448,708
Capital Goods 0.2%
Cardno Ltd. (a)	81,513	170,473
GWA Group Ltd.	112,580	199,437
Monadelphous Group Ltd.	45,336	282,434
Seven Group Holdings Ltd.	36,931	149,204
		801,548
Commercial & Professional Supplies 0.4%
ALS Ltd.	122,618	479,346
Cabcharge Australia Ltd.	37,522	91,418
Mineral Resources Ltd.	38,154	150,836
Recall Holdings Ltd.	9,717	50,954
SAI Global Ltd.	43,738	143,229
Seek Ltd.	14,405	158,206
Spotless Group Holdings Ltd.	36,298	51,809
Transfield Services Ltd. *	369,849	347,817
Transpacific Industries Group Ltd.	526,273	272,224
		1,745,839
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	488,928	213,678
G.U.D. Holdings Ltd.	34,324	234,365
		448,043
Consumer Services 0.5%
Ardent Leisure Group	106,987	188,876
Aristocrat Leisure Ltd.	32,574	203,759
Crown Resorts Ltd.	85,921	854,191
Echo Entertainment Group Ltd.	154,374	565,226
Flight Centre Travel Group Ltd. (a)	7,802	202,671
Security	Number of Shares	Value ($)
InvoCare Ltd.	3,781	37,293
Navitas Ltd.	41,094	123,744
		2,175,760
Diversified Financials 0.3%
ASX Ltd.	19,286	625,696
Challenger Ltd.	57,531	300,985
IOOF Holdings Ltd.	28,952	195,084
Perpetual Ltd.	6,444	210,596
		1,332,361
Energy 0.1%
AWE Ltd. *	203,075	186,664
Beach Energy Ltd.	323,810	229,765
Whitehaven Coal Ltd. *	213,933	186,767
		603,196
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	38,831	134,827
GrainCorp Ltd., Class A	64,708	421,384
Treasury Wine Estates Ltd.	160,047	672,532
		1,228,743
Health Care Equipment & Services 0.6%
Ansell Ltd.	22,294	407,531
Australian Pharmaceutical Industries Ltd.	50,764	58,971
Cochlear Ltd.	6,696	446,231
Healthscope Ltd.	21,937	43,818
Primary Health Care Ltd.	132,742	445,687
Ramsay Health Care Ltd.	10,289	501,867
Sigma Pharmaceuticals Ltd.	1,008,126	639,610
		2,543,715
Insurance 0.1%
nib Holdings Ltd.	98,994	257,166
Materials 0.7%
Adelaide Brighton Ltd.	112,696	388,879
CSR Ltd.	208,107	567,876
DuluxGroup Ltd.	42,500	188,566
Iluka Resources Ltd.	110,547	634,539
Nufarm Ltd.	75,825	427,049
OceanaGold Corp.	76,972	133,010
Orora Ltd.	53,812	91,547
OZ Minerals Ltd.	217,951	589,795
Western Areas Ltd.	11,625	26,231
		3,047,492
Media 0.4%
Amalgamated Holdings Ltd.	4,317	39,747
APN News & Media Ltd. *	314,869	164,128
Fairfax Media Ltd.	1,142,553	708,422
Nine Entertainment Co. Holdings Ltd.	36,077	40,263
Seven West Media Ltd.	335,557	221,514
Southern Cross Media Group Ltd.	258,699	182,216

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ten Network Holdings Ltd. *	971,164	148,472
Village Roadshow Ltd.	36,200	169,664
		1,674,426
Real Estate 0.5%
Charter Hall Retail REIT	44,770	140,832
Dexus Property Group	122,978	697,878
Federation Centres	68,982	150,971
Goodman Group	140,692	670,977
Investa Office Fund	74,993	216,710
The GPT Group	183,477	616,733
		2,494,101
Retailing 0.4%
Automotive Holdings Group Ltd.	91,270	293,008
Burson Group Ltd.	14,035	35,701
Harvey Norman Holdings Ltd.	121,856	396,358
JB Hi-Fi Ltd. (a)	32,023	451,232
Myer Holdings Ltd. (a)	519,323	476,252
Premier Investments Ltd.	25,543	248,670
Super Retail Group Ltd.	28,409	191,200
		2,092,421
Software & Services 0.2%
carsales.com Ltd.	5,156	40,814
Computershare Ltd.	74,293	670,136
IRESS Ltd.	17,270	131,038
		841,988
Telecommunication Services 0.0%
iiNET Ltd.	21,565	147,995
Transportation 0.1%
Qube Holdings Ltd.	15,043	26,777
Sydney Airport	133,872	548,165
Virgin Australia International Holdings (b)(c)	176,214	—
		574,942
Utilities 0.1%
AusNet Services	365,157	370,954
		22,829,398
Austria 1.0%
Capital Goods 0.4%
ANDRITZ AG	14,547	811,334
Wienerberger AG	40,873	675,179
Zumtobel Group AG	8,124	253,390
		1,739,903
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,257	127,650
Insurance 0.1%
UNIQA Insurance Group AG	3,952	37,345
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,761	336,651
		373,996
Materials 0.1%
Lenzing AG	3,130	228,126
RHI AG	9,014	223,643
		451,769
Real Estate 0.1%
IMMOFINANZ AG *	117,934	289,662
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.0%
ams AG	524	22,722
Telecommunication Services 0.2%
Telekom Austria AG	116,499	788,654
Transportation 0.1%
Oesterreichische Post AG	9,587	428,001
Utilities 0.0%
Verbund AG	10,872	168,370
		4,390,727
Belgium 1.1%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,543	235,950
Gimv N.V.	7,716	380,911
		616,861
Health Care Equipment & Services 0.0%
Fagron	2,993	140,555
Household & Personal Products 0.0%
Ontex Group N.V.	1,447	44,004
Materials 0.4%
Bekaert N.V.	30,083	879,530
Nyrstar N.V. *	139,599	409,810
Tessenderlo Chemie N.V. *	13,518	529,946
		1,819,286
Real Estate 0.1%
Befimmo S.A.	2,382	150,932
Cofinimmo S.A.	2,632	282,751
		433,683
Technology Hardware & Equipment 0.1%
Barco N.V.	4,364	288,781
EVS Broadcast Equipment S.A.	5,231	147,598
		436,379
Telecommunication Services 0.2%
Mobistar S.A. *	31,172	674,080
Transportation 0.1%
bpost S.A.	13,127	371,487
Utilities 0.1%
Elia System Operator S.A./N.V.	8,850	371,110
		4,907,445
Canada 6.8%
Automobiles & Components 0.2%
Linamar Corp.	6,432	392,505
Martinrea International, Inc.	24,171	249,500
		642,005
Banks 0.2%
Canadian Western Bank	10,139	190,709
Genworth MI Canada, Inc.	11,305	267,531
Home Capital Group, Inc. (a)	5,989	145,758
Laurentian Bank of Canada	6,311	238,765
		842,763
Capital Goods 0.6%
Aecon Group, Inc.	30,072	252,468
Ag Growth International, Inc.	779	26,946

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ATS Automation Tooling Systems, Inc. *	12,056	148,874
Bird Construction, Inc.	19,012	159,324
CAE, Inc.	40,964	464,186
MacDonald, Dettwiler & Associates Ltd.	5,199	308,239
New Flyer Industries, Inc.	12,364	154,095
Russel Metals, Inc.	26,417	391,857
Toromont Industries Ltd.	13,981	390,936
Wajax Corp.	12,102	187,195
WSP Global, Inc.	8,223	275,515
		2,759,635
Commercial & Professional Supplies 0.4%
Horizon North Logistics, Inc.	11,273	25,859
Morneau Shepell, Inc.	11,957	150,851
Progressive Waste Solutions Ltd.	21,185	576,661
Ritchie Bros. Auctioneers, Inc.	10,555	285,534
Stantec, Inc.	11,483	319,331
Transcontinental, Inc., Class A	35,986	404,751
		1,762,987
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	17,436	444,616
Gildan Activewear, Inc.	19,099	615,969
		1,060,585
Consumer Services 0.0%
EnerCare, Inc.	3,865	39,600
Great Canadian Gaming Corp. *	8,827	149,226
		188,826
Diversified Financials 0.1%
AGF Management Ltd., Class B (a)	61,746	281,855
Canaccord Genuity Group, Inc.	6,221	33,582
Dundee Corp., Class A *	21,626	181,725
		497,162
Energy 1.3%
AltaGas Ltd.	15,549	425,625
Bankers Petroleum Ltd. *	12,581	24,530
Bonterra Energy Corp.	1,222	22,518
Calfrac Well Services Ltd.	30,822	140,459
Canadian Energy Services & Technology Corp.	5,542	27,332
Canyon Services Group, Inc.	5,876	24,801
Crew Energy, Inc. *	6,916	25,383
Enbridge Income Fund Holdings, Inc.	5,155	135,906
Enerflex Ltd.	28,449	265,163
Ensign Energy Services, Inc.	59,416	460,209
Gran Tierra Energy, Inc. *	73,951	163,412
Keyera Corp.	19,074	626,831
MEG Energy Corp. *	8,462	90,712
Mullen Group Ltd.	27,092	395,448
Newalta Corp.	16,226	160,169
NuVista Energy Ltd. *	23,605	95,117
Parkland Fuel Corp.	27,962	509,275
Pason Systems, Inc.	8,996	136,262
Peyto Exploration & Development Corp.	13,002	281,345
Precision Drilling Corp.	95,668	486,441
Secure Energy Services, Inc.	3,131	25,927
Security	Number of Shares	Value ($)
ShawCor Ltd.	13,396	314,862
Tourmaline Oil Corp. *	1,177	29,104
Trican Well Service Ltd.	115,464	248,082
Trinidad Drilling Ltd. (a)	77,196	191,831
Veresen, Inc.	32,896	372,260
		5,679,004
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	3,506	35,305
The Jean Coutu Group (PJC), Inc., Class A	17,314	272,846
The North West Co., Inc.	18,639	392,063
		700,214
Food, Beverage & Tobacco 0.2%
Cott Corp.	41,683	469,466
Maple Leaf Foods, Inc.	27,063	469,518
		938,984
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	14,724	495,922
Materials 1.5%
Agnico-Eagle Mines Ltd.	24,702	546,604
Alamos Gold, Inc., Class A *	20,230	65,740
Canfor Corp. *	12,095	220,010
Cascades, Inc.	60,919	355,402
CCL Industries, Inc., Class B	2,638	369,060
Centerra Gold, Inc.	63,977	319,922
Chemtrade Logistics Income Fund	13,226	194,974
Dominion Diamond Corp.	10,787	134,276
Eldorado Gold Corp.	87,308	300,406
Franco-Nevada Corp.	5,882	238,815
HudBay Minerals, Inc.	42,956	276,881
IAMGOLD Corp. *	305,563	464,939
Interfor Corp. *	2,200	27,184
Labrador Iron Ore Royalty Corp. (a)	9,585	99,159
Lundin Mining Corp. *	93,025	335,725
Major Drilling Group International, Inc.	42,005	147,099
Methanex Corp.	11,436	515,378
Nevsun Resources Ltd.	36,165	116,139
New Gold, Inc. *	64,492	142,510
Pan American Silver Corp.	37,730	235,118
Resolute Forest Products, Inc. *	44,110	435,807
SEMAFO, Inc. *	62,700	136,633
Sherritt International Corp.	313,660	321,370
Silver Wheaton Corp.	19,962	261,306
West Fraser Timber Co., Ltd.	12,586	553,828
		6,814,285
Media 0.4%
Aimia, Inc.	46,599	503,812
Cineplex, Inc.	12,260	446,585
Cogeco Cable, Inc.	4,631	259,160
Cogeco, Inc.	974	43,515
Corus Entertainment, Inc., Class B (a)	23,743	255,067
Entertainment One Ltd.	35,553	185,006
		1,693,145

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.5%
Artis Real Estate Investment Trust	4,073	40,984
Boardwalk Real Estate Investment Trust (a)	3,477	153,027
Canadian Apartment Properties REIT	1,699	36,413
Canadian Real Estate Investment Trust	4,551	147,959
Colliers International Group, Inc.	2,634	109,742
Cominar Real Estate Investment Trust	11,713	157,445
Dream Office Real Estate Investment Trust	7,317	132,762
First Capital Realty, Inc.	13,378	189,339
Granite Real Estate Investment Trust	7,404	228,090
H&R Real Estate Investment Trust	15,104	257,883
RioCan Real Estate Investment Trust	19,920	408,041
Smart Real Estate Investment Trust	8,925	206,773
		2,068,458
Retailing 0.2%
Dollarama, Inc.	10,095	600,907
Hudson's Bay Co.	15,703	318,178
Uni-Select, Inc.	1,741	78,287
		997,372
Software & Services 0.2%
Constellation Software, Inc.	688	305,911
DH Corp.	11,291	372,093
Open Text Corp.	6,375	289,345
		967,349
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	7,776	172,483
Transportation 0.2%
Air Canada *	3,174	28,564
Exchange Income Corp.	2,173	37,218
TransForce, Inc.	22,870	436,993
Westshore Terminals Investment Corp.	7,256	160,283
		663,058
Utilities 0.3%
Capital Power Corp.	27,999	468,630
Just Energy Group, Inc.	63,414	341,350
Northland Power, Inc.	13,846	169,284
Superior Plus Corp.	51,743	446,671
		1,425,935
		30,370,172
Denmark 1.5%
Banks 0.2%
Jyske Bank A/S - Reg'd *	8,272	432,190
Sydbank A/S	11,539	436,822
		869,012
Security	Number of Shares	Value ($)
Capital Goods 0.2%
NKT Holding A/S	7,197	403,551
PER Aarsleff A/S, Class B	108	37,065
Rockwool International A/S, B Shares	2,106	314,204
		754,820
Consumer Durables & Apparel 0.1%
Pandora A/S	5,863	660,196
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	4,779	156,391
Schouw & Co.	4,235	229,985
		386,376
Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	6,364	459,207
GN Store Nord A/S	17,379	353,497
William Demant Holding A/S *	2,452	186,746
		999,450
Insurance 0.1%
Topdanmark A/S *	7,961	219,984
Tryg A/S	15,006	302,335
		522,319
Materials 0.2%
Chr. Hansen Holding A/S	6,039	333,705
Novozymes A/S, B Shares	14,778	772,468
		1,106,173
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	17,182	406,402
Retailing 0.0%
Matas A/S	1,871	38,588
Software & Services 0.1%
SimCorp A/S	7,562	322,185
Transportation 0.2%
D/S Norden A/S *(a)	19,360	507,064
DFDS A/S	2,217	304,416
		811,480
		6,877,001
Finland 1.7%
Capital Goods 0.6%
Cargotec Oyj, B Shares	12,064	419,415
Cramo Oyj	14,078	284,448
Konecranes Oyj	13,661	422,914
Outotec Oyj (a)	65,675	439,856
PKC Group Oyj	1,397	30,562
Ramirent Oyj	25,883	203,975
Uponor Oyj	15,857	251,298
Valmet Oyj	7,024	83,129
YIT Oyj	108,701	654,965
		2,790,562
Commercial & Professional Supplies 0.1%
Caverion Corp.	38,941	395,594
Lassila & Tikanoja Oyj	2,724	53,308
		448,902

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	23,962	698,899
Fiskars Oyj Abp	1,820	38,737
		737,636
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	7,856	38,248
Materials 0.5%
Huhtamaki Oyj	22,301	791,584
Kemira Oyj	32,114	414,789
Metsa Board Oyj	48,538	345,817
Outokumpu Oyj *(a)	68,024	315,093
Tikkurila Oyj	10,757	207,462
		2,074,745
Media 0.1%
Sanoma Oyj	99,883	365,290
Real Estate 0.0%
Sponda Oyj	35,264	140,198
Retailing 0.1%
Stockmann Oyj Abp, B Shares *	32,584	238,867
Software & Services 0.1%
Tieto Oyj	24,720	632,963
		7,467,411
France 4.4%
Automobiles & Components 0.1%
Plastic Omnium S.A.	10,465	294,296
Banks 0.2%
Natixis S.A.	102,480	752,124
Capital Goods 0.1%
Saft Groupe S.A.	6,794	277,094
Tarkett S.A.	1,289	30,628
		307,722
Commercial & Professional Supplies 0.4%
Derichebourg S.A. *	76,680	271,928
Edenred	27,062	674,524
Elior (d)	2,622	51,526
Societe BIC S.A.	4,396	752,913
		1,750,891
Consumer Durables & Apparel 0.1%
SEB S.A.	7,173	723,990
Diversified Financials 0.1%
Coface S.A. *	4,539	44,672
Eurazeo S.A.	7,466	485,181
		529,853
Energy 0.1%
Bourbon S.A. (a)	14,482	225,054
Etablissements Maurel et Prom *	24,591	157,438
		382,492
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A. (a)	4,069	289,532
Vilmorin & Cie S.A.	2,220	184,468
		474,000
Health Care Equipment & Services 0.1%
BioMerieux	2,791	324,287
Orpea	4,791	361,796
		686,083
Security	Number of Shares	Value ($)
Insurance 0.1%
Euler Hermes Group	3,145	327,656
Materials 0.3%
Eramet *(a)	2,806	184,802
Imerys S.A.	8,792	662,393
Vicat S.A.	6,137	456,411
		1,303,606
Media 0.8%
Havas S.A.	44,072	378,989
IPSOS	10,463	262,339
JC Decaux S.A.	11,552	442,068
Metropole Television S.A.	28,725	580,785
Societe d'Edition de Canal +	5,711	50,051
Societe Television Francaise	37,718	647,830
Solocal Group *(a)	1,148,670	515,812
Technicolor S.A. - Reg'd	75,087	593,826
		3,471,700
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	5,542	357,100
Real Estate 0.5%
Fonciere Des Regions	6,961	601,072
Gecina S.A.	4,190	536,785
ICADE	6,981	517,668
Mercialys S.A.	9,481	216,164
Nexity S.A.	13,938	614,593
		2,486,282
Retailing 0.1%
Groupe Fnac *	4,815	291,003
Software & Services 0.5%
Alten S.A.	6,732	339,261
Altran Technologies S.A.	26,612	314,187
Dassault Systemes S.A.	7,832	590,596
Sopra Steria Group	2,221	212,192
UBISOFT Entertainment *	34,779	675,702
		2,131,938
Technology Hardware & Equipment 0.2%
Ingenico Group	2,804	367,279
Neopost S.A.	12,867	517,272
		884,551
Telecommunication Services 0.1%
Iliad S.A.	2,071	491,401
Transportation 0.4%
Aeroports de Paris	4,766	571,581
Bollore S.A.	83,017	459,830
Groupe Eurotunnel SE - Reg'd	42,864	615,820
Norbert Dentressangle S.A.	969	209,843
Stef S.A.	784	53,126
		1,910,200
		19,556,888
Germany 3.3%
Automobiles & Components 0.1%
ElringKlinger AG	6,649	160,142
Grammer AG	4,335	121,383
Hella KGaA Hueck & Co. *	704	33,333
SAF-Holland S.A.	10,813	163,864
		478,722

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.0%
Aareal Bank AG	4,361	177,915
Capital Goods 0.8%
BayWa AG	9,492	353,203
Deutz AG	44,725	261,195
DMG Mori AG	10,351	379,800
Duerr AG	2,598	213,852
Heidelberger Druckmaschinen AG *(a)	93,754	238,951
Indus Holding AG	6,438	317,280
KION Group AG *	5,415	248,139
Krones AG	2,359	271,957
KUKA AG	399	34,144
Norma Group SE	4,738	229,291
Pfeiffer Vacuum Technology AG	2,680	245,597
SGL Carbon SE *(a)	12,389	212,962
Vossloh AG *	4,603	292,611
Wacker Neuson SE	1,532	30,883
		3,329,865
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	5,746	141,505
Puma SE	872	165,390
		306,895
Diversified Financials 0.0%
Aurelius AG	4,295	207,563
Health Care Equipment & Services 0.3%
Carl Zeiss Meditec AG, Class B	1,493	42,059
Celesio AG	23,408	682,318
Rhoen-Klinikum AG	19,631	545,596
		1,269,973
Insurance 0.1%
Talanx AG *	9,093	290,654
Materials 0.3%
Evonik Industries AG	17,188	688,814
Wacker Chemie AG	5,075	509,582
		1,198,396
Media 0.2%
Axel Springer SE	9,348	523,919
Kabel Deutschland Holding AG *	1,865	253,106
		777,025
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	6,142	451,969
STADA Arzneimittel AG	15,189	584,662
		1,036,631
Real Estate 0.1%
Deutsche Annington Immobilien SE	4,371	136,375
Deutsche Euroshop AG	4,696	209,883
Deutsche Wohnen AG	1,871	46,161
LEG Immobilien AG *	569	41,408
		433,827
Retailing 0.1%
Fielmann AG	3,189	210,729
Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *(a)	30,569	181,321
SMA Solar Technology AG *(a)	12,854	426,613
		607,934
Security	Number of Shares	Value ($)
Software & Services 0.3%
Bechtle AG	4,122	349,932
Software AG	18,790	562,192
United Internet AG - Reg'd	7,621	376,671
Wirecard AG	3,662	145,099
		1,433,894
Technology Hardware & Equipment 0.2%
Jenoptik AG	13,014	170,162
Wincor Nixdorf AG	12,124	515,124
		685,286
Telecommunication Services 0.2%
Drillisch AG	4,321	182,364
Telefonica Deutschland Holding AG	128,535	797,188
		979,552
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	8,088	531,036
Hamburger Hafen und Logistik AG	7,584	145,592
Sixt SE	8,969	376,916
		1,053,544
		14,478,405
Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—
Hong Kong 2.3%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	388,000	203,458
Banks 0.1%
The Bank of East Asia Ltd.	142,200	575,896
Capital Goods 0.1%
Hopewell Holdings Ltd.	9,500	32,711
Johnson Electric Holdings Ltd.	70,500	238,854
		271,565
Consumer Durables & Apparel 0.1%
Global Brands Group Holding Ltd. *	368,000	81,550
Techtronic Industries Co., Ltd.	166,500	586,339
		667,889
Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	54,000	189,466
MGM China Holdings Ltd.	94,400	200,025
Wynn Macau Ltd.	202,400	417,412
		806,903
Diversified Financials 0.1%
First Pacific Co., Ltd.	618,000	495,207
Sun Hung Kai & Co., Ltd.	33,000	21,958
		517,165
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	53,000	19,386

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	38,400	317,568
Food, Beverage & Tobacco 0.0%
Vitasoy International Holdings Ltd.	18,000	27,027
WH Group Ltd. *(d)	86,500	55,405
		82,432
Media 0.1%
Television Broadcasts Ltd.	45,400	240,109
Real Estate 0.6%
China South City Holdings Ltd.	82,000	24,192
Great Eagle Holdings Ltd.	50,000	174,045
Hang Lung Group Ltd.	95,000	428,193
Hang Lung Properties Ltd.	185,000	528,329
Henderson Land Development Co., Ltd.	61,144	403,447
Hysan Development Co., Ltd.	45,000	192,616
Sino Land Co., Ltd.	344,000	533,762
Swire Properties Ltd.	85,600	275,233
		2,559,817
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	129,000	250,066
Giordano International Ltd.	442,000	224,071
Luk Fook Holdings International Ltd.	98,000	275,044
Sa Sa International Holdings Ltd.	64,000	28,704
		777,885
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	41,400	515,578
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	462,000	202,572
PCCW Ltd.	1,298,000	776,763
SmarTone Telecommunications Holdings Ltd.	19,000	38,814
		1,018,149
Transportation 0.4%
Cathay Pacific Airways Ltd.	298,000	704,348
Orient Overseas International Ltd.	107,000	527,959
Pacific Basin Shipping Ltd.	967,000	332,600
		1,564,907
		10,138,707
Ireland 0.8%
Capital Goods 0.1%
Kingspan Group plc	20,467	515,504
Consumer Services 0.1%
Paddy Power plc	3,643	325,035
Food & Staples Retailing 0.1%
Fyffes plc	123,039	189,044
Total Produce plc	50,778	71,939
		260,983
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
C&C Group plc	76,099	296,527
Glanbia plc	16,649	347,172
		643,699
Health Care Equipment & Services 0.1%
UDG Healthcare plc	62,240	487,444
Materials 0.1%
James Hardie Industries plc CDI	31,449	434,934
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,424	357,459
Transportation 0.1%
Aer Lingus Group plc	61,917	170,001
Irish Continental Group plc	37,742	181,552
		351,553
		3,376,611
Israel 1.0%
Banks 0.2%
Israel Discount Bank Ltd., Class A *	186,866	377,370
Mizrahi Tefahot Bank Ltd.	20,211	259,304
		636,674
Capital Goods 0.1%
Elbit Systems Ltd.	4,471	369,004
IDB Development Corp., Ltd. *	112,465	65,163
Shikun & Binui Ltd.	15,803	36,994
		471,161
Energy 0.2%
Delek Group Ltd.	1,218	359,698
Oil Refineries Ltd. *	721,390	297,842
Paz Oil Co., Ltd.	2,427	391,338
		1,048,878
Food & Staples Retailing 0.1%
Shufersal Ltd. *	75,807	207,276
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	9,182	45,373
Materials 0.1%
The Israel Corp., Ltd.	1,364	481,186
Real Estate 0.0%
Gazit-Globe Ltd.	2,851	33,642
Software & Services 0.1%
NICE-Systems Ltd.	5,420	347,988
Telecommunication Services 0.2%
B Communications Ltd.	9,644	173,601
Cellcom Israel Ltd. *	77,832	483,391
Partner Communications Co., Ltd. *	97,804	423,500
		1,080,492
		4,352,670

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 2.8%
Automobiles & Components 0.1%
Brembo S.p.A.	831	37,501
Piaggio & C. S.p.A. (a)	67,146	213,800
		251,301
Banks 0.5%
Banca Carige S.p.A. *	53,613	102,275
Banca Popolare Di Milano Scarl	847,882	917,105
Banca Popolare Di Sondrio Scarl	126,249	642,386
Credito Valtellinese Scarl *	317,598	452,728
		2,114,494
Capital Goods 0.2%
Astaldi S.p.A.	21,704	208,885
C.I.R. S.p.A. - Compagnie Industriali Riunite *	266,469	283,285
Danieli & Co., Officine Meccaniche S.p.A.	3,136	65,971
Interpump Group S.p.A.	1,984	33,705
Salini Impregilo S.p.A.	17,726	84,580
Trevi Finanziaria Industriale S.p.A.	16,417	30,467
		706,893
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	1,734	32,679
De'Longhi S.p.A.	8,602	209,647
Prada S.p.A. (a)	50,200	230,725
Safilo Group S.p.A. *	14,622	185,496
Tod's S.p.A.	2,435	245,980
		904,527
Consumer Services 0.1%
Autogrill S.p.A. *	30,882	278,844
Diversified Financials 0.0%
Banca Generali S.p.A.	1,157	38,069
Energy 0.2%
ERG S.p.A.	37,408	483,962
Saras S.p.A. *	281,291	635,156
		1,119,118
Food & Staples Retailing 0.0%
MARR S.p.A.	8,693	160,760
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	37,228	297,886
Parmalat S.p.A.	131,166	345,151
		643,037
Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	759	34,863
Sorin S.p.A. *	75,898	219,057
		253,920
Insurance 0.2%
Mediolanum S.p.A.	29,033	232,430
Societa Cattolica di Assicurazioni S.c.r.l.	27,722	226,761
Unipol Gruppo Finanziario S.p.A.	77,848	417,154
UnipolSai S.p.A.	16,414	42,652
		918,997
Security	Number of Shares	Value ($)
Materials 0.3%
Buzzi Unicem S.p.A.	35,131	599,738
Italcementi S.p.A.	75,103	830,176
		1,429,914
Media 0.0%
RCS MediaGroup S.p.A. *(a)	162,431	187,571
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	12,904	321,386
Real Estate 0.0%
Beni Stabili S.p.A	228,170	179,976
Retailing 0.1%
World Duty Free S.p.A. *	25,585	286,254
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	20,999	185,470
Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	19,450	201,221
ASTM S.p.A.	19,517	263,876
Societa Iniziative Autostradali e Servizi S.p.A.	27,325	321,504
		786,601
Utilities 0.4%
ACEA S.p.A.	17,972	236,897
Enel Green Power S.p.A.	262,626	545,546
Hera S.p.A.	220,749	556,818
Iren S.p.A.	287,064	417,966
		1,757,227
		12,524,359
Japan 40.2%
Automobiles & Components 2.7%
Aisan Industry Co., Ltd.	16,200	149,057
Akebono Brake Industry Co., Ltd. (a)	45,500	136,849
Calsonic Kansei Corp.	107,000	780,490
Exedy Corp.	15,200	375,700
F.C.C. Co., Ltd.	20,200	317,340
Futaba Industrial Co., Ltd.	63,800	269,966
G-Tekt Corp.	18,600	172,228
HI-LEX Corp.	2,100	67,417
Kasai Kogyo Co., Ltd.	3,200	37,702
Keihin Corp.	28,300	401,915
Koito Manufacturing Co., Ltd.	22,000	864,291
KYB Co., Ltd.	101,000	343,400
Mitsuba Corp.	8,300	183,626
Musashi Seimitsu Industry Co., Ltd.	11,300	205,742
Nifco, Inc.	9,500	410,466
Nippon Seiki Co., Ltd.	17,000	339,654
Nissan Shatai Co., Ltd.	45,900	581,742
Nissin Kogyo Co., Ltd.	20,200	316,474
NOK Corp.	23,900	700,058
Pacific Industrial Co., Ltd.	21,700	211,905
Piolax, Inc.	800	41,227
Press Kogyo Co., Ltd.	62,000	270,772
Sanden Holdings Corp.	41,000	174,859
Showa Corp.	30,400	279,906
Sumitomo Riko Co., Ltd.	31,000	249,951
Tachi-S Co., Ltd.	24,500	339,208

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Takata Corp. *(a)	29,200	295,453
Tokai Rika Co., Ltd.	23,000	577,897
Topre Corp.	9,900	191,709
Toyo Tire & Rubber Co., Ltd.	17,200	376,964
Toyota Boshoku Corp.	50,800	921,269
TS Tech Co., Ltd.	19,000	535,824
Unipres Corp.	26,500	508,098
Yorozu Corp.	10,700	220,879
		11,850,038
Banks 2.4%
Aozora Bank Ltd.	172,000	659,994
Ashikaga Holdings Co., Ltd.	11,300	47,484
Fukuoka Financial Group, Inc.	140,000	719,509
Hokuhoku Financial Group, Inc.	250,000	590,237
Senshu Ikeda Holdings, Inc.	31,300	142,738
Seven Bank Ltd.	66,500	316,724
Shinsei Bank Ltd.	211,000	460,983
Suruga Bank Ltd.	15,200	326,390
The 77 Bank Ltd.	37,000	240,717
The Awa Bank Ltd.	30,000	188,842
The Bank of Kyoto Ltd.	30,000	353,735
The Chiba Bank Ltd.	85,000	677,276
The Chugoku Bank Ltd.	23,300	363,947
The Daishi Bank Ltd.	49,000	211,324
The Gunma Bank Ltd.	55,000	408,732
The Hachijuni Bank Ltd.	48,000	372,513
The Higo Bank Ltd.	26,000	160,488
The Hiroshima Bank Ltd.	49,000	287,156
The Hyakugo Bank Ltd.	35,000	167,024
The Hyakujushi Bank Ltd.	10,000	33,617
The Iyo Bank Ltd.	25,500	324,207
The Joyo Bank Ltd.	63,000	372,611
The Juroku Bank Ltd.	49,000	201,033
The Kagoshima Bank Ltd.	24,000	164,069
The Keiyo Bank Ltd.	39,000	196,797
The Kiyo Bank Ltd.	6,200	90,605
The Musashino Bank Ltd.	5,700	225,513
The Nanto Bank Ltd.	12,000	40,418
The Nishi-Nippon City Bank Ltd.	110,000	334,058
The Ogaki Kyoritsu Bank Ltd.	62,000	221,906
The San-in Godo Bank Ltd.	27,000	273,258
The Shiga Bank Ltd.	26,000	138,367
The Shizuoka Bank Ltd.	58,000	655,143
TOMONY Holdings, Inc.	31,500	139,601
Yamaguchi Financial Group, Inc.	35,000	467,294
		10,574,310
Capital Goods 7.1%
Aica Kogyo Co., Ltd.	12,300	273,907
Amada Holdings Co., Ltd.	63,700	623,946
Asahi Diamond Industrial Co., Ltd.	14,300	136,801
Bunka Shutter Co., Ltd.	4,200	33,627
Central Glass Co., Ltd.	102,000	429,296
Chiyoda Corp.	42,000	338,435
Chudenko Corp.	8,000	164,854
CKD Corp.	16,000	158,530
COMSYS Holdings Corp.	49,100	744,365
Daifuku Co., Ltd.	22,300	322,190
Daihen Corp.	36,000	167,727
DMG Mori Co., Ltd.	19,000	292,624
Fuji Electric Co., Ltd.	143,000	591,198
Security	Number of Shares	Value ($)
Fuji Machine Manufacturing Co., Ltd.	23,038	219,273
Fujikura Ltd.	164,000	868,171
Fujitec Co., Ltd.	15,800	163,658
Furukawa Co., Ltd.	76,000	148,235
Futaba Corp.	10,900	192,766
Glory Ltd.	15,600	453,594
GS Yuasa Corp.	99,000	395,038
Hazama Ando Corp.	22,800	120,765
Hitachi Koki Co., Ltd.	19,100	154,645
Hitachi Zosen Corp.	76,400	402,127
Hoshizaki Electric Co., Ltd.	7,800	464,927
Inaba Denki Sangyo Co., Ltd.	11,700	398,526
Inabata & Co., Ltd.	42,800	456,830
Iseki & Co., Ltd.	83,000	151,960
Iwatani Corp.	83,000	507,842
Kanamoto Co., Ltd.	1,400	33,962
Kandenko Co., Ltd.	78,000	511,095
Kanematsu Corp.	303,000	552,320
Keihan Electric Railway Co., Ltd.	86,000	561,676
Kitz Corp.	49,800	227,550
Komori Corp.	18,500	205,760
Kumagai Gumi Co., Ltd.	12,000	33,854
Kurita Water Industries Ltd.	35,900	784,559
Kuroda Electric Co., Ltd.	20,500	391,050
Kyowa Exeo Corp.	51,400	625,785
Kyudenko Corp.	21,000	368,557
Mabuchi Motor Co., Ltd.	6,000	359,016
Maeda Corp.	38,000	257,213
Maeda Road Construction Co., Ltd.	27,000	495,925
Makino Milling Machine Co., Ltd.	25,000	217,611
Meidensha Corp.	54,000	181,030
Minebea Co., Ltd.	39,000	609,903
Mirait Holdings Corp.	35,900	411,935
MISUMI Group, Inc.	40,100	495,147
Miura Co., Ltd.	19,900	216,271
Nabtesco Corp.	19,600	430,394
Nachi-Fujikoshi Corp.	34,000	169,640
Namura Shipbuilding Co., Ltd.	19,100	165,850
NGK Insulators Ltd.	33,000	845,781
Nichias Corp.	46,000	269,662
Nichiha Corp.	15,100	224,943
Nippo Corp.	22,000	386,993
Nippon Densetsu Kogyo Co., Ltd.	15,800	282,092
Nippon Sheet Glass Co., Ltd. *	737,000	760,054
Nippon Steel & Sumikin Bussan Corp.	97,000	328,636
Nishimatsu Construction Co., Ltd.	96,000	350,477
Nishio Rent All Co., Ltd.	4,300	110,092
Nisshinbo Holdings, Inc.	56,000	620,361
Nitta Corp.	6,300	161,239
Nitto Kogyo Corp.	7,400	163,419
Noritz Corp.	16,500	271,180
NTN Corp.	142,000	806,318
Oiles Corp.	9,780	158,412
OKUMA Corp.	26,000	251,995
Okumura Corp.	56,000	277,524
OSG Corp.	14,200	302,521

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Penta-Ocean Construction Co., Ltd.	88,100	360,590
Ryobi Ltd.	82,000	335,186
Sanki Engineering Co., Ltd.	28,500	229,257
Sankyo Tateyama, Inc.	15,400	227,856
Sanwa Holdings Corp.	46,300	350,760
Seibu Holdings, Inc.	5,100	116,743
Shinmaywa Industries Ltd.	28,000	283,407
SHO-BOND Holdings Co., Ltd.	3,300	132,100
Sintokogio Ltd.	21,900	187,843
Tadano Ltd.	13,000	209,453
Taihei Dengyo Kaisha Ltd.	4,000	41,376
Taikisha Ltd.	10,300	229,086
Takara Standard Co., Ltd.	34,000	238,218
Takasago Thermal Engineering Co., Ltd.	21,500	285,934
Takuma Co., Ltd.	5,000	32,566
The Japan Steel Works Ltd.	132,000	489,522
The Nippon Road Co., Ltd.	32,000	161,695
THK Co., Ltd.	21,300	412,631
Toa Corp.	97,000	164,159
Toda Corp.	76,000	347,930
TOKAI Holdings Corp.	11,500	47,755
Toshiba Machine Co., Ltd.	39,000	151,178
Toshiba Plant Systems & Services Corp.	10,500	123,631
Totetsu Kogyo Co., Ltd.	7,000	137,599
Toyo Engineering Corp.	67,000	171,280
Trusco Nakayama Corp.	10,400	381,337
Tsubakimoto Chain Co.	29,000	247,301
Ushio, Inc.	34,900	427,583
Wakita & Co., Ltd.	4,000	38,398
Yamazen Corp.	30,600	257,391
Yuasa Trading Co., Ltd.	10,600	249,782
Yurtec Corp.	5,000	41,574
		31,364,780
Commercial & Professional Supplies 1.1%
Aeon Delight Co., Ltd.	7,800	253,370
Daiseki Co., Ltd.	8,500	162,757
Duskin Co., Ltd.	30,000	568,899
Itoki Corp.	5,900	31,927
Kokuyo Co., Ltd.	53,300	553,573
Meitec Corp.	5,900	232,829
Moshi Moshi Hotline, Inc.	20,200	206,185
Nissha Printing Co., Ltd.	11,900	212,232
Nomura Co., Ltd.	15,100	222,433
Okamura Corp.	27,600	245,475
Park24 Co., Ltd.	17,600	320,014
Sato Holdings Corp.	7,200	170,773
Sohgo Security Services Co., Ltd.	19,500	864,628
Temp Holdings Co., Ltd.	10,000	413,053
Toppan Forms Co., Ltd.	26,500	359,448
		4,817,596
Consumer Durables & Apparel 1.9%
Alpine Electronics, Inc.	17,600	289,966
Asics Corp.	20,100	577,637
Casio Computer Co., Ltd. (a)	37,900	754,993
Foster Electric Co., Ltd.	1,900	39,040
Fujitsu General Ltd.	16,000	227,034
Funai Electric Co., Ltd.	27,600	306,913
Security	Number of Shares	Value ($)
Gunze Ltd.	115,000	312,501
Haseko Corp.	45,800	579,963
Heiwa Corp.	8,300	182,269
JVC Kenwood Corp.	30,600	71,802
Kurabo Industries Ltd.	118,000	247,227
Misawa Homes Co., Ltd.	15,700	127,481
Mizuno Corp.	61,000	292,303
Onward Holdings Co., Ltd.	78,000	505,513
PanaHome Corp.	45,000	283,196
Pioneer Corp. *	204,500	382,482
Rinnai Corp.	7,300	516,040
Sangetsu Co., Ltd.	27,200	448,165
Sankyo Co., Ltd.	17,700	671,341
Sanyo Shokai Ltd.	15,000	41,119
Seiko Holdings Corp.	8,000	42,815
Seiren Co., Ltd.	19,700	195,005
Tamron Co., Ltd.	8,700	181,671
Token Corp.	4,950	323,668
Tomy Co., Ltd.	40,000	220,517
TSI Holdings Co., Ltd.	44,800	316,969
Wacoal Holdings Corp.	39,000	497,706
		8,635,336
Consumer Services 0.9%
Accordia Golf Co., Ltd.	31,200	328,876
Doutor Nichires Holdings Co., Ltd.	13,800	221,991
Dynam Japan Holdings Co., Ltd.	131,800	205,083
H.I.S. Co., Ltd.	12,500	454,547
McDonald's Holdings Co., Ltd. (a)	26,733	569,327
MOS Food Services, Inc.	7,900	167,378
Ohsho Food Service Corp.	1,200	40,248
Plenus Co., Ltd.	9,700	163,242
Resorttrust, Inc.	8,300	205,110
Round One Corp.	48,300	237,594
Royal Holdings Co., Ltd.	11,200	195,571
Saint Marc Holdings Co., Ltd.	4,200	146,183
Saizeriya Co., Ltd.	15,600	363,089
Skylark Co., Ltd.	3,300	47,734
Tokyo Dome Corp.	38,000	159,876
Yoshinoya Holdings Co., Ltd.	28,900	347,071
Zensho Holdings Co., Ltd. *	33,300	322,463
		4,175,383
Diversified Financials 0.8%
Acom Co., Ltd. *(a)	68,100	323,448
AEON Financial Service Co., Ltd.	14,200	369,711
Century Tokyo Leasing Corp.	8,300	281,571
Credit Saison Co., Ltd.	41,300	914,045
Fuyo General Lease Co., Ltd.	4,000	167,619
Hitachi Capital Corp.	8,900	241,753
Jaccs Co., Ltd.	40,000	192,243
Japan Exchange Group, Inc.	1,700	59,174
Mitsubishi UFJ Lease & Finance Co., Ltd.	60,700	325,379
Okasan Securities Group, Inc.	5,000	35,742
Orient Corp. *	182,900	334,800
SBI Holdings, Inc.	22,900	318,005
Tokai Tokyo Financial Holdings, Inc.	5,300	40,482
		3,603,972

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.1%
Itochu Enex Co., Ltd.	15,200	149,036
Japan Petroleum Exploration Co., Ltd.	12,800	400,449
Nippon Gas Co., Ltd.	1,100	36,455
		585,940
Food & Staples Retailing 2.1%
Ain Pharmaciez, Inc.	6,300	298,994
Arcs Co., Ltd.	25,000	547,814
Axial Retailing, Inc.	1,500	45,348
Belc Co., Ltd.	1,300	45,882
Cawachi Ltd.	20,400	325,887
Cocokara fine, Inc.	16,500	618,463
Cosmos Pharmaceutical Corp.	1,400	179,868
Create SD Holdings Co., Ltd.	800	48,625
FamilyMart Co., Ltd.	14,500	700,755
Heiwado Co., Ltd.	17,800	384,907
Kato Sangyo Co., Ltd.	25,600	589,969
Matsumotokiyoshi Holdings Co., Ltd.	20,900	1,008,681
Ministop Co., Ltd.	10,900	225,767
Mitsubishi Shokuhin Co., Ltd.	14,400	319,369
San-A Co., Ltd.	6,600	341,973
Sugi Holdings Co., Ltd.	10,400	529,773
Sundrug Co., Ltd.	10,000	582,446
Tsuruha Holdings, Inc.	9,700	851,572
Valor Co., Ltd.	29,700	728,389
Welcia Holdings Co., Ltd.	6,500	332,309
Yaoko Co., Ltd.	6,700	331,078
Yokohama Reito Co., Ltd.	35,300	277,643
		9,315,512
Food, Beverage & Tobacco 2.8%
Calbee, Inc.	9,200	409,935
Coca-Cola East Japan Co., Ltd.	18,100	333,037
Dydo Drinco, Inc.	5,500	229,777
Ezaki Glico Co., Ltd.	13,600	745,123
Fuji Oil Co., Ltd.	27,400	459,119
Hokuto Corp.	10,000	199,803
House Foods Group, Inc.	23,600	476,864
Ito En Ltd.	24,700	574,153
Itoham Foods, Inc.	92,000	509,803
J-Oil Mills, Inc.	64,000	216,883
Kagome Co., Ltd. (a)	26,200	431,538
Kikkoman Corp.	30,000	1,048,524
Marudai Food Co., Ltd.	12,000	47,519
Maruha Nichiro Corp.	3,100	50,924
Megmilk Snow Brand Co., Ltd.	45,100	708,034
Mitsui Sugar Co., Ltd.	42,000	181,300
Morinaga & Co., Ltd.	88,000	383,731
Morinaga Milk Industry Co., Ltd.	196,000	801,394
Nichirei Corp.	143,000	932,958
Nippon Flour Mills Co., Ltd.	86,000	572,136
Nippon Suisan Kaisha Ltd.	121,500	382,765
Prima Meat Packers Ltd.	83,000	272,309
Sapporo Holdings Ltd.	136,000	517,393
Takara Holdings, Inc.	49,300	405,542
The Nisshin Oillio Group Ltd.	100,000	432,114
Warabeya Nichiyo Co., Ltd.	12,500	336,134
Yakult Honsha Co., Ltd.	10,600	703,377
		12,362,189
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.9%
BML, Inc.	1,100	34,231
Hogy Medical Co., Ltd.	2,800	136,113
Miraca Holdings, Inc.	14,100	648,984
Nichii Gakkan Co.	29,400	257,533
Nihon Kohden Corp.	12,800	283,936
Nikkiso Co., Ltd.	16,800	162,691
Nipro Corp.	38,600	407,778
Paramount Bed Holdings Co., Ltd.	6,600	197,083
Ship Healthcare Holdings, Inc.	11,200	237,360
Sysmex Corp.	11,700	757,110
Toho Holdings Co., Ltd.	39,500	982,481
		4,105,300
Household & Personal Products 0.7%
Earth Chemical Co., Ltd.	5,600	216,402
Fancl Corp.	18,500	285,905
Kobayashi Pharmaceutical Co., Ltd.	5,900	462,808
Kose Corp.	5,800	563,549
Lion Corp.	73,000	627,659
Mandom Corp.	6,300	260,482
Pigeon Corp.	10,400	316,230
Pola Orbis Holdings, Inc.	5,500	336,022
		3,069,057
Insurance 0.1%
Sony Financial Holdings, Inc.	27,799	531,405
Materials 4.2%
ADEKA Corp.	33,400	431,381
Aichi Steel Corp.	70,000	306,449
Asahi Holdings, Inc.	18,000	272,321
Chugoku Marine Paints Ltd.	23,000	166,490
Daido Steel Co., Ltd.	117,000	443,731
Daio Paper Corp.	39,000	443,962
Dowa Holdings Co., Ltd.	74,000	703,118
FP Corp.	7,500	241,879
Fuji Seal International, Inc.	7,700	238,117
Fujimori Kogyo Co., Ltd.	4,600	128,817
Godo Steel Ltd.	18,000	32,644
Hitachi Metals Ltd.	36,990	549,933
Hokuetsu Kishu Paper Co., Ltd.	73,300	437,727
Ishihara Sangyo Kaisha Ltd. *	178,000	164,978
Kansai Paint Co., Ltd.	29,000	472,043
Konishi Co., Ltd.	8,500	161,622
Kureha Corp.	63,000	237,805
Kyoei Steel Ltd.	11,100	192,094
Lintec Corp.	18,800	405,771
Maruichi Steel Tube Ltd.	15,700	404,517
Mitsubishi Gas Chemical Co., Inc.	127,000	704,510
Mitsubishi Steel Manufacturing Co., Ltd.	84,000	172,063
Nihon Parkerizing Co., Ltd.	18,500	171,516
Nippon Denko Co., Ltd.	74,200	169,248
Nippon Kayaku Co., Ltd.	41,000	415,332
Nippon Light Metal Holdings Co., Ltd.	319,700	530,721
Nippon Paint Holdings Co., Ltd.	13,000	372,609
Nippon Shokubai Co., Ltd.	44,000	649,820
Nippon Soda Co., Ltd.	46,000	275,012
Nissan Chemical Industries Ltd.	27,900	611,842

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nisshin Steel Co., Ltd.	36,200	418,786
Nittetsu Mining Co., Ltd.	48,000	225,642
NOF Corp.	51,000	422,323
Pacific Metals Co., Ltd. *(a)	77,000	233,407
Rengo Co., Ltd.	144,000	557,515
Sakai Chemical Industry Co., Ltd.	13,000	42,242
Sakata INX Corp.	15,700	124,020
Sanyo Chemical Industries Ltd.	30,000	217,592
Sanyo Special Steel Co., Ltd.	65,000	285,819
Sumitomo Bakelite Co., Ltd.	93,000	389,055
Sumitomo Osaka Cement Co., Ltd.	157,000	588,629
The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	126,485
Toagosei Co., Ltd.	56,400	438,086
Toho Zinc Co., Ltd.	60,000	169,400
Tokai Carbon Co., Ltd.	118,000	343,146
Tokuyama Corp. *(a)	265,000	482,871
Tokyo Ohka Kogyo Co., Ltd.	8,800	240,871
Tokyo Steel Manufacturing Co., Ltd.	57,700	395,393
Topy Industries Ltd.	131,000	308,255
Toyo Ink SC Holdings Co., Ltd.	83,000	330,461
Toyobo Co., Ltd.	426,000	635,306
UACJ Corp.	84,300	199,003
Yamato Kogyo Co., Ltd.	12,800	300,499
Yodogawa Steel Works Ltd.	69,000	288,836
Zeon Corp.	50,000	484,427
		18,756,141
Media 0.7%
Asatsu-DK, Inc.	19,400	435,905
Avex Group Holdings, Inc.	14,400	241,911
CyberAgent, Inc.	5,000	215,052
Daiichikosho Co., Ltd.	13,300	522,946
SKY Perfect JSAT Holdings, Inc.	59,000	296,166
Toei Co., Ltd.	24,000	171,824
Toho Co., Ltd.	20,200	477,916
Tokyo Broadcasting System Holdings, Inc.	15,100	220,040
TV Asahi Holdings Corp.	9,500	148,816
Zenrin Co., Ltd.	12,000	161,120
		2,891,696
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Hisamitsu Pharmaceutical Co., Inc.	13,900	505,308
Kaken Pharmaceutical Co., Ltd.	10,000	372,584
Kissei Pharmaceutical Co., Ltd.	6,700	163,968
KYORIN Holdings, Inc.	12,500	243,504
Mochida Pharmaceutical Co., Ltd.	4,700	260,734
Nichi-iko Pharmaceutical Co., Ltd.	8,100	278,559
Nippon Shinyaku Co., Ltd.	6,000	200,110
Rohto Pharmaceutical Co., Ltd.	25,600	454,530
Santen Pharmaceutical Co., Ltd.	51,500	757,670
Sawai Pharmaceutical Co., Ltd.	4,800	293,808
Sumitomo Dainippon Pharma Co., Ltd.	39,000	466,369
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	11,800	791,775
Tsumura & Co.	17,300	362,706
		5,151,625
Real Estate 1.4%
Advance Residence Investment Corp.	118	257,472
Aeon Mall Co., Ltd.	18,930	355,531
Daikyo, Inc.	35,000	59,284
Frontier Real Estate Investment Corp.	35	152,426
Fukuoka REIT Corp.	23	38,672
Japan Excellent, Inc.	153	167,569
Japan Logistics Fund, Inc.	20	37,694
Japan Prime Realty Investment Corp.	81	262,362
Japan Real Estate Investment Corp.	117	524,709
Japan Retail Fund Investment Corp.	256	501,817
Kenedix Office Investment Corp.	43	199,224
Leopalace21 Corp. *	65,200	356,537
Mori Trust Sogo REIT, Inc.	79	146,763
Nippon Accommodations Fund, Inc.	43	152,872
Nippon Building Fund, Inc.	145	648,005
Nippon Prologis REIT, Inc.	19	37,472
Nomura Real Estate Holdings, Inc.	35,300	703,948
Nomura Real Estate Office Fund, Inc.	70	299,272
NTT Urban Development Corp.	17,500	171,999
Orix JREIT, Inc.	203	276,383
Premier Investment Corp.	10	52,341
Relo Holdings, Inc.	2,100	225,521
Tokyo Tatemono Co., Ltd.	24,600	344,237
Top REIT, Inc.	31	126,050
United Urban Investment Corp.	207	300,674
		6,398,834
Retailing 2.8%
ABC-Mart, Inc.	3,500	210,148
Adastria Co., Ltd.	10,690	516,593
Alpen Co., Ltd.	11,700	184,660
AOKI Holdings, Inc.	16,000	206,579
Aoyama Trading Co., Ltd.	21,400	850,169
Arcland Sakamoto Co., Ltd.	7,700	186,732
ASKUL Corp.	8,800	320,125
Autobacs Seven Co., Ltd.	46,900	850,399
Bic Camera, Inc. (a)	25,300	286,632
Canon Marketing Japan, Inc.	28,900	456,976
Chiyoda Co., Ltd.	13,200	350,444
DCM Holdings Co., Ltd.	89,200	811,986
Don Quijote Holdings Co., Ltd.	20,000	852,611
Doshisha Co., Ltd.	12,500	231,519
Geo Holdings Corp.	43,800	603,138
Gulliver International Co., Ltd. (a)	22,800	226,001
H2O Retailing Corp.	38,000	793,055
Hikari Tsushin, Inc.	4,500	314,137
Izumi Co., Ltd.	10,200	475,714
Joyful Honda Co., Ltd.	4,200	86,399
Kohnan Shoji Co., Ltd.	34,600	470,127

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Komeri Co., Ltd.	17,100	412,349
Nojima Corp.	2,000	22,537
Rakuten, Inc.	36,760	590,734
Ryohin Keikaku Co., Ltd.	4,200	895,057
Sanrio Co., Ltd.	8,200	227,880
United Arrows Ltd.	5,900	235,229
USS Co., Ltd.	29,300	514,498
Xebio Co., Ltd.	22,100	417,475
		12,599,903
Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	20,300	177,424
Disco Corp.	3,300	254,988
Sanken Electric Co., Ltd.	23,000	127,868
SCREEN Holdings Co., Ltd.	39,000	204,937
Shindengen Electric Manufacturing Co., Ltd.	6,000	27,841
Shinko Electric Industries Co., Ltd.	35,000	261,113
Tokyo Seimitsu Co., Ltd.	8,000	158,729
Ulvac, Inc.	13,600	196,416
		1,409,316
Software & Services 1.9%
Capcom Co., Ltd.	16,500	360,795
Dena Co., Ltd.	47,586	945,370
DTS Corp.	8,100	180,883
Fuji Soft, Inc.	10,000	208,944
Gree, Inc. (a)	54,900	322,889
Ines Corp.	3,200	31,360
Internet Initiative Japan, Inc.	7,100	135,818
IT Holdings Corp.	41,200	943,518
Itochu Techno-Solutions Corp.	19,500	455,286
NEC Networks & System Integration Corp.	14,600	305,836
NET One Systems Co., Ltd.	61,600	378,396
Nexon Co., Ltd.	19,061	260,999
Nihon Unisys Ltd.	28,400	302,865
NS Solutions Corp.	5,600	220,823
NSD Co., Ltd.	10,820	145,302
Obic Co., Ltd.	7,900	374,816
Oracle Corp., Japan	1,700	71,544
Otsuka Corp.	16,000	839,771
SCSK Corp.	6,476	231,737
Square Enix Holdings Co., Ltd.	15,800	397,383
Transcosmos, Inc.	10,300	272,394
Trend Micro, Inc.	16,500	603,932
Yahoo Japan Corp.	150,400	658,022
		8,648,683
Technology Hardware & Equipment 2.6%
Alps Electric Co., Ltd.	32,200	1,014,912
Amano Corp.	21,600	300,477
Anritsu Corp.	36,200	259,209
Azbil Corp.	22,600	536,716
Canon Electronics, Inc.	9,700	182,368
Citizen Holdings Co., Ltd.	84,800	565,734
Daiwabo Holdings Co., Ltd.	171,000	322,710
Eizo Corp.	9,750	222,077
Hamamatsu Photonics K.K.	16,100	418,700
Hirose Electric Co., Ltd.	4,795	571,978
Hitachi High-Technologies Corp.	25,200	587,363
Hitachi Kokusai Electric, Inc.	9,500	128,085
Hitachi Maxell Ltd.	5,800	95,841
Security	Number of Shares	Value ($)
Horiba Ltd.	9,600	362,785
Hosiden Corp.	94,000	578,620
Japan Aviation Electronics Industry Ltd.	11,000	244,557
Japan Display, Inc. *	41,900	129,896
Melco Holdings, Inc.	9,100	159,015
Mitsumi Electric Co., Ltd. (a)	71,600	455,005
Nichicon Corp.	22,400	163,671
Nippon Chemi-Con Corp.	56,000	151,949
Nippon Signal Co., Ltd.	17,800	188,409
Oki Electric Industry Co., Ltd.	127,000	261,016
Riso Kagaku Corp.	8,900	169,599
Ryosan Co., Ltd.	21,400	552,824
Ryoyo Electro Corp.	20,200	244,894
Shimadzu Corp.	52,000	774,085
Siix Corp.	7,100	172,620
Taiyo Yuden Co., Ltd.	36,500	457,241
Toshiba TEC Corp.	54,000	283,169
Wacom Co., Ltd.	38,200	141,540
Yaskawa Electric Corp.	34,700	411,285
Yokogawa Electric Corp.	47,700	535,096
		11,643,446
Transportation 1.4%
Fukuyama Transporting Co., Ltd.	63,000	323,640
Hitachi Transport System Ltd.	25,300	456,064
Japan Airport Terminal Co., Ltd.	4,600	244,714
Keikyu Corp.	67,000	551,119
Keisei Electric Railway Co., Ltd.	37,000	451,032
Kintetsu World Express, Inc.	8,100	360,015
Konoike Transport Co., Ltd.	17,000	220,016
Mitsubishi Logistics Corp.	24,000	348,699
Mitsui-Soko Holdings Co., Ltd.	48,000	156,413
Nankai Electric Railway Co., Ltd.	94,000	472,899
Nippon Konpo Unyu Soko Co., Ltd.	20,800	359,617
Nishi-Nippon Railroad Co., Ltd.	104,000	514,347
Sankyu, Inc.	133,000	754,830
Senko Co., Ltd.	47,000	310,657
Sotetsu Holdings, Inc.	78,000	459,459
The Sumitomo Warehouse Co., Ltd.	43,000	232,313
		6,215,834
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	16,600	414,785
		179,121,081
Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(c)	69,773	—
Commercial & Professional Supplies 0.1%
Regus plc	95,311	418,035
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	117,300	382,814
Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR *(a)	23,781	352,025

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.2%
APERAM S.A. *	21,451	790,208
Ternium S.A. ADR	28,677	445,927
		1,236,135
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	101	33,118
Retailing 0.0%
L'Occitane International S.A.	10,500	26,641
		2,448,768
Netherlands 2.1%
Capital Goods 0.8%
Aalberts Industries N.V.	18,662	585,368
AerCap Holdings N.V. *	9,469	443,528
Arcadis N.V.	12,845	336,823
Koninklijke BAM Groep N.V *	236,408	1,095,181
Royal Imtech N.V. *(a)	101,563	322,690
Sensata Technologies Holding N.V. *	7,623	391,212
TKH Group N.V.	5,119	219,656
		3,394,458
Commercial & Professional Supplies 0.1%
Brunel International N.V.	1,701	33,299
USG People N.V.	39,212	598,629
		631,928
Consumer Durables & Apparel 0.1%
TomTom N.V. *	24,501	264,930
Diversified Financials 0.1%
Euronext N.V. (d)	1,531	69,865
HAL Trust	691	122,917
		192,782
Energy 0.4%
Core Laboratories N.V.	2,818	308,937
Koninklijke Vopak N.V.	9,200	480,622
Nostrum Oil & Gas plc	3,902	31,565
SBM Offshore N.V. *	58,728	714,515
		1,535,639
Food & Staples Retailing 0.1%
X5 Retail Group N.V. GDR - Reg'd *	31,939	569,777
Food, Beverage & Tobacco 0.1%
Corbion N.V.	29,237	614,511
Insurance 0.0%
NN Group N.V.	4,708	145,065
Materials 0.1%
Koninklijke Ten Cate N.V.	14,957	403,327
OCI N.V. *	2,834	94,920
		498,247
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	5,159	222,594
NSI N.V.	9,507	42,530
Vastned Retail N.V.	4,629	210,408
Wereldhave N.V.	4,630	273,822
		749,354
Security	Number of Shares	Value ($)
Retailing 0.0%
Beter Bed Holding N.V.	1,580	38,661
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	8,605	386,919
Software & Services 0.0%
Yandex N.V., Class A *	10,475	145,707
		9,167,978
New Zealand 0.8%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	120,613	351,734
Energy 0.1%
Z Energy Ltd.	60,891	232,932
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	14,616	45,153
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	45,784	226,517
Materials 0.1%
Nuplex Industries Ltd.	106,145	318,629
Media 0.1%
SKY Network Television Ltd.	80,902	326,754
Real Estate 0.0%
Kiwi Property Group Ltd.	177,467	161,525
Telecommunication Services 0.1%
Chorus Ltd. *	165,171	312,914
Transportation 0.1%
Air New Zealand Ltd.	149,636	260,635
Auckland International Airport Ltd.	80,967	289,004
Mainfreight Ltd. (a)	14,458	145,552
		695,191
Utilities 0.1%
Contact Energy Ltd.	65,450	213,857
Genesis Energy Ltd.	30,583	34,529
Infratil Ltd.	153,659	327,620
Mighty River Power Ltd.	105,538	192,277
TrustPower Ltd.	10,333	53,407
		821,690
		3,493,039
Norway 0.9%
Banks 0.1%
SpareBank 1 SMN	24,698	191,207
SpareBank 1 SR Bank A.S.A.	32,750	194,415
		385,622
Capital Goods 0.0%
Vard Holdings Ltd. *(a)	324,900	107,534
Veidekke A.S.A.	6,029	66,981
		174,515
Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	19,304	171,335
Diversified Financials 0.0%
Aker A.S.A., A Shares	1,749	36,492

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.2%
Akastor A.S.A. *	192,272	261,664
BW Offshore Ltd.	44,328	26,483
Fred Olsen Energy A.S.A. *(a)	41,471	192,767
TGS Nopec Geophysical Co. A.S.A.	22,121	465,333
		946,247
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	32,475	168,877
Leroy Seafood Group A.S.A.	5,486	188,662
Salmar A.S.A.	2,033	32,148
		389,687
Insurance 0.2%
Gjensidige Forsikring A.S.A.	35,270	566,762
Storebrand A.S.A. *	93,851	378,023
		944,785
Materials 0.0%
Borregaard A.S.A.	23,434	148,463
Media 0.1%
Schibsted A.S.A., Class A	8,839	308,837
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	1,912,144	344,385
Software & Services 0.1%
Atea A.S.A.	36,036	312,121
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	859	37,059
		4,199,548
Portugal 0.3%
Banks 0.0%
Banco BPI S.A. - Reg'd *	83,271	94,415
Banco Espirito Santo S.A. - Reg'd *(b)(c)	320,558	—
		94,415
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	39,792	105,690
Food & Staples Retailing 0.1%
Sonae SGPS S.A.	350,405	485,781
Materials 0.1%
Portucel S.A.	10,069	38,329
Semapa-Sociedade de Investimento e Gestao	21,087	285,201
		323,530
Media 0.1%
NOS SGPS S.A.	28,720	243,030
Transportation 0.0%
CTT-Correios de Portugal S.A.	7,253	74,777
Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	52,506	157,367
		1,484,590
Republic of Korea 0.0%
Automobiles & Components 0.0%
Zyle Daewoo Motor Sales Corp. *(b)(c)	2,480	2,479
Security	Number of Shares	Value ($)
Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. *(b)(c)	1,773	2,273
		4,752
Singapore 1.4%
Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd. (a)	522,231	148,416
Sembcorp Marine Ltd. (a)	240,296	456,670
Singapore Technologies Engineering Ltd.	267,200	638,840
United Engineers Ltd.	80,900	146,839
		1,390,765
Consumer Services 0.1%
Genting Singapore plc	529,300	339,174
Diversified Financials 0.1%
Singapore Exchange Ltd.	66,200	384,867
Energy 0.0%
InterOil Corp. *	709	30,331
Sakari Resources Ltd. *(b)(c)	18,000	—
		30,331
Food & Staples Retailing 0.0%
Olam International Ltd.	121,104	162,289
Real Estate 0.5%
Ascendas Real Estate Investment Trust	201,100	354,555
CapitaLand Commercial Trust	170,502	177,044
CapitaLand Mall Trust	234,700	342,148
City Developments Ltd.	84,200	573,048
Global Logistic Properties Ltd.	125,300	210,158
Mapletree Greater China Commercial Trust	48,400	34,577
Mapletree Industrial Trust	32,900	36,559
Mapletree Logistics Trust	44,900	36,330
Suntec Real Estate Investment Trust	165,800	205,769
UOL Group Ltd.	66,500	324,884
Wing Tai Holdings Ltd.	28,900	39,711
Yanlord Land Group Ltd.	36,800	25,835
		2,360,618
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	13,375	139,234
Telecommunication Services 0.1%
M1 Ltd.	67,900	154,779
StarHub Ltd.	96,600	269,710
		424,489
Transportation 0.3%
Neptune Orient Lines Ltd. *(a)	431,400	291,056
SATS Ltd.	158,049	433,757
SIA Engineering Co., Ltd.	14,800	38,952
Singapore Post Ltd.	187,300	266,713
SMRT Corp., Ltd.	158,200	159,551
		1,190,029
		6,421,796

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spain 2.2%
Banks 0.3%
Bankia S.A.	395,043	522,089
Bankinter S.A.	84,367	651,186
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	225,384	157,043
		1,330,318
Capital Goods 0.7%
Abengoa S.A., B Shares	132,206	296,451
Abengoa S.A., Class A	8,266	20,649
Construcciones y Auxiliar de Ferrocarriles S.A.	699	198,828
Duro Felguera S.A.	41,040	163,612
Fomento de Construcciones y Contratas S.A. *(a)	70,074	723,027
Gamesa Corp. Tecnologica S.A.	49,041	776,664
Obrascon Huarte Lain S.A. (a)	17,378	289,014
Sacyr S.A. *(a)	77,604	267,667
Zardoya Otis S.A.	35,654	391,415
		3,127,327
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	60,320	319,450
Consumer Services 0.1%
Melia Hotels International S.A.	13,221	190,357
NH Hotel Group S.A. *	27,021	163,819
		354,176
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A.	10,146	419,000
Energy 0.1%
Tecnicas Reunidas S.A.	6,456	328,734
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	25,566	509,930
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	7,264	434,109
		944,039
Insurance 0.1%
Grupo Catalana Occidente S.A.	7,388	229,262
Materials 0.1%
Acerinox S.A.	37,725	460,068
Ence Energia y Celulosa S.A.	9,707	35,041
Vidrala S.A.	3,916	191,940
		687,049
Media 0.2%
Mediaset Espana Comunicacion S.A.	33,597	422,372
Promotora de Informaciones S.A., Class A *	48,926	446,904
		869,276
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	10,669	209,817
Grifols S.A.	7,879	348,168
		557,985
Software & Services 0.1%
Indra Sistemas S.A. (a)	50,916	571,904
Security	Number of Shares	Value ($)
Utilities 0.0%
EDP Renovaveis S.A.	4,901	35,861
		9,774,381
Sweden 2.1%
Capital Goods 0.3%
AddTech AB, B Shares	2,980	44,216
B&B Tools AB, B Shares	9,883	147,334
Indutrade AB	3,776	184,443
Nibe Industrier AB, B Shares	7,473	210,613
Peab AB	67,927	514,375
Saab AB, Class B	14,348	345,978
		1,446,959
Commercial & Professional Supplies 0.2%
AF AB, B Shares	9,980	139,770
Intrum Justitia AB	8,894	302,461
Loomis AB, Class B	12,700	355,840
		798,071
Consumer Durables & Apparel 0.1%
JM AB	15,168	401,588
Consumer Services 0.1%
Betsson AB *	15,947	267,371
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	6,855	312,181
Ratos AB, B Shares	83,447	522,341
		834,522
Energy 0.1%
Lundin Petroleum AB *	20,576	298,312
Food & Staples Retailing 0.1%
Axfood AB	21,284	362,940
ICA Gruppen AB	1,356	49,482
		412,422
Food, Beverage & Tobacco 0.1%
AAK AB	3,700	250,619
Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	46,697	310,168
Materials 0.2%
BillerudKorsnas AB	19,588	300,905
Hexpol AB	23,152	248,349
Holmen AB, B Shares	15,939	454,722
		1,003,976
Media 0.1%
Modern Times Group MTG AB, B Shares	17,047	483,692
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	41,178	671,022
Real Estate 0.2%
Castellum AB	21,225	302,626
Fabege AB	16,434	228,064
Kungsleden AB	27,777	186,034
Wihlborgs Fastigheter AB	2,254	38,858
		755,582

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.1%
Bilia AB, A Shares	17,471	351,177
Clas Ohlson AB, B Shares	9,395	173,704
		524,881
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	17,942	579,746
Transportation 0.0%
SAS AB *(a)	107,930	191,420
		9,230,351
Switzerland 2.8%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	406	263,218
Valiant Holding AG - Reg'd	2,738	272,298
		535,516
Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg'd *	7,738	134,532
Belimo Holding AG - Reg'd	66	150,605
Bucher Industries AG - Reg'd	1,263	307,904
Burckhardt Compression Holding AG	82	30,973
Conzzeta AG - Reg’d	54	35,011
Daetwyler Holding AG	1,115	138,005
Georg Fischer AG - Reg'd	999	666,183
Implenia AG - Reg'd	3,928	235,640
Meyer Burger Technology AG *(a)	24,313	209,334
OC Oerlikon Corp. AG - Reg'd *	29,647	363,589
Schweiter Technologies AG	47	36,812
Sulzer AG - Reg'd	5,913	607,178
Zehnder Group AG	813	30,667
		2,946,433
Commercial & Professional Supplies 0.2%
DKSH Holding Ltd. *	5,392	404,523
Gategroup Holding AG *	8,186	302,460
Kaba Holding AG - Reg'd, Series B *	483	308,904
		1,015,887
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	206	250,883
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd, Series B *	1,482	411,411
Diversified Financials 0.3%
Cembra Money Bank AG *	739	45,002
GAM Holding AG *	12,589	264,260
Julius Baer Group Ltd. *	14,155	783,051
Partners Group Holding AG	1,029	344,070
		1,436,383
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	313	349,914
Emmi AG - Reg'd *	652	216,089
		566,003
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	3,843	547,087
Straumann Holding AG - Reg'd	711	210,360
		757,447
Insurance 0.1%
Helvetia Holding AG - Reg'd	972	533,373
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	828	403,298
Schmolz & Bickenbach AG - Reg'd *	281,930	235,974
		639,272
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galenica AG - Reg'd	647	736,522
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,395	199,382
Swiss Prime Site AG - Reg'd *	3,139	250,132
		449,514
Retailing 0.1%
Dufry AG - Reg'd *	2,319	321,584
Valora Holding AG - Reg'd *	1,585	308,536
		630,120
Software & Services 0.0%
Temenos Group AG - Reg'd *	4,143	151,863
Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	11,025	174,449
Logitech International S.A. - Reg'd	31,215	449,072
		623,521
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	441	361,986
Panalpina Welttransport Holding AG - Reg'd	3,425	426,360
		788,346
		12,472,494
United Kingdom 13.2%
Banks 0.0%
The Paragon Group of Cos. plc	22,533	143,884
Capital Goods 2.0%
Ashtead Group plc	38,397	588,802
Bodycote plc	36,523	389,072
Brammer plc	27,044	137,258
Chemring Group plc	98,199	361,157
Diploma plc	2,995	34,775
Fenner plc	77,227	200,876
Galliford Try plc	17,801	492,867
Grafton Group plc	51,675	579,817
HellermannTyton Group plc	30,275	222,968
Interserve plc	43,588	438,798
Keller Group plc	26,457	436,449
Kier Group plc	13,275	298,707
Lavendon Group plc	58,249	165,783
Melrose Industries plc	141,983	612,550
Morgan Advanced Materials plc	72,738	402,795
QinetiQ Group plc	180,384	667,092
Rotork plc	92,580	309,062

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Senior plc	67,061	304,204
SIG plc	281,250	916,919
Speedy Hire plc	160,878	130,014
Spirax-Sarco Engineering plc	9,236	478,120
Ultra Electronics Holdings plc	12,467	339,269
Vesuvius plc	63,657	406,014
		8,913,368
Commercial & Professional Supplies 1.3%
Berendsen plc	41,680	665,743
Cape plc	60,677	221,019
De La Rue plc	52,756	415,514
Hays plc	362,353	942,013
HomeServe plc	51,624	351,344
Mears Group plc	23,518	143,235
Michael Page International plc	66,426	567,844
Mitie Group plc	118,682	596,229
PayPoint plc	9,316	145,495
Rentokil Initial plc	280,260	643,467
RPS Group plc	69,953	233,778
Shanks Group plc	168,995	263,251
WS Atkins plc	17,424	427,115
		5,616,047
Consumer Durables & Apparel 0.5%
Bellway plc	16,159	607,202
Berkeley Group Holdings plc	13,109	688,431
Bovis Homes Group plc	12,862	229,126
Coats Group plc *	879,529	375,225
Crest Nicholson Holdings plc	25,803	220,012
Telford Homes plc	4,932	31,944
		2,151,940
Consumer Services 1.0%
Betfair Group plc	6,821	296,375
Bwin.Party Digital Entertainment plc	110,852	198,906
Dignity plc	5,133	196,150
Domino's Pizza Group plc	2,679	37,548
Enterprise Inns plc *	346,284	607,093
Greene King plc	79,303	1,069,247
J.D. Wetherspoon plc	22,514	251,563
Ladbrokes plc	392,446	697,244
Marston's plc	182,552	445,014
Merlin Entertainments plc (d)	33,127	214,553
Mitchells & Butlers plc *	57,280	337,859
The Restaurant Group plc	26,766	281,685
		4,633,237
Diversified Financials 1.6%
Aberdeen Asset Management plc	73,305	416,331
Ashmore Group plc	64,291	266,462
Brewin Dolphin Holdings plc	30,735	150,889
Close Brothers Group plc	17,012	385,507
Hargreaves Lansdown plc	9,380	175,111
Henderson Group plc	122,778	545,244
IG Group Holdings plc	56,103	654,655
Intermediate Capital Group plc	55,300	502,660
International Personal Finance plc	52,218	324,749
Investec plc	74,872	682,856
Jupiter Fund Management plc	41,234	301,978
Security	Number of Shares	Value ($)
London Stock Exchange Group plc	17,624	716,907
Provident Financial plc	17,430	807,290
Schroders plc	11,360	559,713
Schroders plc, Non Voting Shares	1,000	37,980
Tullett Prebon plc	66,953	423,188
		6,951,520
Energy 0.2%
EnQuest plc *	433,180	238,888
Genel Energy plc *	4,823	27,872
Hunting plc	34,238	273,778
Premier Oil plc *	155,136	323,408
		863,946
Food & Staples Retailing 0.1%
Greggs plc	32,330	684,115
Food, Beverage & Tobacco 0.5%
Britvic plc	29,190	312,355
Cranswick plc	14,742	379,861
Dairy Crest Group plc	60,632	546,270
Devro plc	31,856	150,671
Greencore Group plc	48,185	238,085
Premier Foods plc *	700,713	431,050
		2,058,292
Health Care Equipment & Services 0.0%
Synergy Health plc	7,134	193,850
Household & Personal Products 0.1%
PZ Cussons plc	58,187	314,624
Insurance 0.6%
Beazley plc	81,975	431,635
Hiscox Ltd.	53,198	768,339
Jardine Lloyd Thompson Group plc	17,625	285,828
Lancashire Holdings Ltd.	75,870	763,266
Saga plc	15,000	48,489
St. James's Place plc	21,933	334,650
		2,632,207
Materials 0.9%
Acacia Mining plc	51,364	192,378
Alent plc	38,257	283,056
Centamin plc	34,488	29,803
Croda International plc	15,577	738,645
Elementis plc	65,047	260,296
Essentra plc	19,917	283,535
Evraz plc *	304,733	479,694
Ferrexpo plc	157,580	142,114
Marshalls plc	8,000	39,978
Petropavlovsk plc *	600,000	56,029
Polyus Gold International Ltd.	63,876	176,017
Randgold Resources Ltd.	6,980	421,076
RPC Group plc	34,899	370,508
Synthomer plc	43,823	220,022
Victrex plc	8,417	254,168
		3,947,319
Media 0.2%
Daily Mail & General Trust plc	37,672	471,756
Markit Ltd. *	2,987	79,514
UBM plc	59,237	491,045
		1,042,315

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	7,454	167,741
Indivior plc *	16,000	65,914
		233,655
Real Estate 0.8%
Derwent London plc	4,237	240,196
Hammerson plc	73,264	752,100
Intu Properties plc	97,221	500,021
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	20,680	315,989
Segro plc	102,542	718,685
Shaftesbury plc	11,434	166,760
The British Land Co., plc	59,822	784,539
		3,478,290
Retailing 1.1%
Debenhams plc	602,695	824,913
Dixons Carphone plc	90,122	641,300
Dunelm Group plc	12,619	176,373
Halfords Group plc	64,934	550,600
Howden Joinery Group plc	39,072	301,932
John Menzies plc	35,366	284,835
Lookers plc	99,460	252,010
N Brown Group plc	42,818	212,255
Pendragon plc	851,683	515,387
Poundland Group plc	10,435	54,950
Sports Direct International plc *	23,586	291,288
Vertu Motors plc	37,170	37,730
WH Smith plc	26,346	649,674
		4,793,247
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	28,655	449,572
CSR plc	20,686	290,093
Dialog Semiconductor plc *	800	39,897
		779,562
Software & Services 0.4%
AVEVA Group plc	7,519	258,912
Computacenter plc	8,445	100,164
Fidessa Group plc	5,584	209,286
Micro Focus International plc	16,694	364,461
Moneysupermarket.com Group plc	43,524	199,032
Playtech plc	16,062	227,079
Telecity Group plc	11,877	202,687
Xchanging plc	86,891	131,962
		1,693,583
Technology Hardware & Equipment 0.6%
e2v Technologies plc	8,000	27,985
Electrocomponents plc	162,012	503,519
Halma plc	37,288	440,304
Laird plc	54,143	332,904
Pace plc	61,943	351,024
Premier Farnell plc	107,913	228,516
Spectris plc	16,670	507,779
Spirent Communications plc	222,306	324,599
TT Electronics plc	85,224	197,639
		2,914,269
Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Cable & Wireless Communications plc	1,002,492	1,001,658
KCOM Group plc	127,296	187,858
TalkTalk Telecom Group plc	103,673	487,374
		1,676,890
Transportation 0.6%
BBA Aviation plc	105,817	489,856
Go-Ahead Group plc	8,903	354,074
National Express Group plc	179,062	846,074
Northgate plc	55,680	475,937
Stagecoach Group plc	68,721	419,614
Stolt-Nielsen Ltd.	12,114	195,759
		2,781,314
Utilities 0.0%
Telecom Plus plc	2,733	51,768
		58,549,242
Total Common Stock
(Cost $402,837,361)		437,637,814

Preferred Stock 0.4% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	4,014	282,984
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	3,013	301,618
Materials 0.1%
Fuchs Petrolub SE	12,111	526,325
Transportation 0.0%
Sixt SE	1,638	59,027
		1,169,954
Italy 0.0%
Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	9,067	143,094
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	6,067	197,698
Sweden 0.1%
Transportation 0.1%
SAS AB	5,495	315,301
Total Preferred Stock
(Cost $1,705,545)		1,826,047

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 3.1% of net assets
United States 3.1%
Equity Fund 0.6%
iShares MSCI EAFE Small Cap ETF	50,000	2,573,000
Securities Lending Collateral 2.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	11,017,781	11,017,781
Total Other Investment Companies
(Cost $13,367,538)		13,590,781
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.1% of net assets
Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/03/15	22,355	34,911
Bank of Montreal
Canadian Dollar
0.05%, 08/03/15	75,907	58,039
Bank of Tokyo - Mitsubishi UFJ
U.S. Dollar
0.03%, 08/03/15	4,354,299	4,354,299
Barclays Capital, Inc.
U.S. Dollar
0.03%, 08/03/15	317,165	317,165
Brown Brothers Harriman
Australian Dollar
1.03%, 08/03/15	331	242
Euro
(0.23%), 08/03/15	8,032	8,822
Japanese Yen
0.01%, 08/03/15	472,430	3,812
New Zealand Dollar
1.80%, 08/03/15	157	103
Singapore Dollar
0.10%, 08/03/15	2,419	1,763
Swedish Krone
(0.42%), 08/03/15	631	73
Wells Fargo
Hong Kong Dollar
0.01%, 08/03/15	201,545	25,998
Total Short-Term Investments
(Cost $4,805,227)		4,805,227

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $426,624,878 and the unrealized appreciation and depreciation were $56,125,216 and ($24,890,225), respectively, with a net unrealized appreciation of $31,234,991.
At 07/31/15, the values of certain foreign securities held by the fund aggregating $366,441,225 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,445,417.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $4,752 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $391,349 or 0.1% of net assets.
(e)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SD –	School district
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	25	2,340,000	13,200

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$179,121,081	$—	$179,121,081
Australia [1]	—	17,689,485	—	17,689,485
Materials	133,010	2,914,482	—	3,047,492
Retailing	35,701	2,056,720	—	2,092,421
Austria [1]	—	1,434,169	—	1,434,169
Capital Goods	253,390	1,486,513	—	1,739,903
Telecommunication Services	788,654	—	—	788,654
Transportation	428,001	—	—	428,001
Belgium [1]	—	1,612,659	—	1,612,659
Diversified Financials	380,911	235,950	—	616,861
Health Care Equipment & Services	140,555	—	—	140,555
Household & Personal Products	44,004	—	—	44,004
Materials	409,810	1,409,476	—	1,819,286
Telecommunication Services	674,080	—	—	674,080
Canada
Automobiles & Components	642,005	—	—	642,005
Banks	842,763	—	—	842,763
Capital Goods	2,759,635	—	—	2,759,635
Commercial & Professional Supplies	1,762,987	—	—	1,762,987
Consumer Durables & Apparel	1,060,585	—	—	1,060,585
Consumer Services	188,826	—	—	188,826
Diversified Financials	497,162	—	—	497,162
Energy	5,679,004	—	—	5,679,004
Food & Staples Retailing	700,214	—	—	700,214
Food, Beverage & Tobacco	938,984	—	—	938,984
Insurance	495,922	—	—	495,922
Materials	6,814,285	—	—	6,814,285
Media	1,508,139	185,006	—	1,693,145
Real Estate	2,068,458	—	—	2,068,458
Retailing	997,372	—	—	997,372
Software & Services	967,349	—	—	967,349
Telecommunication Services	172,483	—	—	172,483
Transportation	663,058	—	—	663,058
Utilities	1,425,935	—	—	1,425,935
Denmark [1]	—	3,835,191	—	3,835,191
Food, Beverage & Tobacco	229,985	156,391	—	386,376
Health Care Equipment & Services	186,746	812,704	—	999,450
Insurance	302,335	219,984	—	522,319
Software & Services	322,185	—	—	322,185
Transportation	304,416	507,064	—	811,480
Finland [1]	—	671,211	—	671,211
Capital Goods	281,860	2,508,702	—	2,790,562
Commercial & Professional Supplies	395,594	53,308	—	448,902

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consumer Durables & Apparel	$38,737	$698,899	$—	$737,636
Materials	791,584	1,283,161	—	2,074,745
Media	365,290	—	—	365,290
Real Estate	140,198	—	—	140,198
Retailing	238,867	—	—	238,867
France [1]	—	4,288,625	—	4,288,625
Capital Goods	30,628	277,094	—	307,722
Commercial & Professional Supplies	752,913	997,978	—	1,750,891
Energy	225,054	157,438	—	382,492
Food, Beverage & Tobacco	474,000	—	—	474,000
Health Care Equipment & Services	361,796	324,287	—	686,083
Media	1,865,990	1,605,710	—	3,471,700
Real Estate	1,885,210	601,072	—	2,486,282
Retailing	291,003	—	—	291,003
Software & Services	314,187	1,817,751	—	2,131,938
Technology Hardware & Equipment	517,272	367,279	—	884,551
Telecommunication Services	491,401	—	—	491,401
Transportation	624,707	1,285,493	—	1,910,200
Germany [1]	—	13,272,922	—	13,272,922
Consumer Durables & Apparel	165,390	141,505	—	306,895
Insurance	290,654	—	—	290,654
Semiconductors & Semiconductor Equipment	426,613	181,321	—	607,934
Hong Kong[1]	—	7,913,810	—	7,913,810
Consumer Services	189,466	617,437	—	806,903
Food & Staples Retailing	317,568	—	—	317,568
Food, Beverage & Tobacco	27,027	55,405	—	82,432
Media	240,109	—	—	240,109
Retailing	224,071	553,814	—	777,885
Ireland [1]	—	950,438	—	950,438
Consumer Services	325,035	—	—	325,035
Food & Staples Retailing	260,983	—	—	260,983
Food, Beverage & Tobacco	296,527	347,172	—	643,699
Health Care Equipment & Services	487,444	—	—	487,444
Pharmaceuticals, Biotechnology & Life Sciences	357,459	—	—	357,459
Transportation	351,553	—	—	351,553
Israel [1]	—	3,881,509	—	3,881,509
Capital Goods	369,004	102,157	—	471,161
Italy [1]	—	5,706,399	—	5,706,399
Automobiles & Components	37,501	213,800	—	251,301
Banks	102,275	2,012,219	—	2,114,494
Capital Goods	283,285	423,608	—	706,893
Consumer Durables & Apparel	32,679	871,848	—	904,527
Diversified Financials	38,069	—	—	38,069
Energy	1,119,118	—	—	1,119,118

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Food, Beverage & Tobacco	$345,151	$297,886	$—	$643,037
Health Care Equipment & Services	219,057	34,863	—	253,920
Transportation	201,221	585,380	—	786,601
Luxembourg [1]	—	477,794	—	477,794
Banks	—	—	—	—
Consumer Durables & Apparel	382,814	—	—	382,814
Household & Personal Products	352,025	—	—	352,025
Materials	445,927	790,208	—	1,236,135
Netherlands [1]	—	3,111,377	—	3,111,377
Capital Goods	1,157,430	2,237,028	—	3,394,458
Diversified Financials	122,917	69,865	—	192,782
Energy	340,502	1,195,137	—	1,535,639
Real Estate	273,822	475,532	—	749,354
Retailing	38,661	—	—	38,661
Software & Services	145,707	—	—	145,707
New Zealand[1]	—	2,313,282	—	2,313,282
Food, Beverage & Tobacco	45,153	—	—	45,153
Telecommunication Services	312,914	—	—	312,914
Utilities	787,161	34,529	—	821,690
Norway [1]	—	3,356,055	—	3,356,055
Capital Goods	66,981	107,534	—	174,515
Commercial & Professional Supplies	171,335	—	—	171,335
Materials	148,463	—	—	148,463
Software & Services	312,121	—	—	312,121
Transportation	37,059	—	—	37,059
Portugal [1]	—	1,003,693	—	1,003,693
Materials	285,201	38,329	—	323,530
Utilities	157,367	—	—	157,367
Republic of Korea[1]	—	—	4,752	4,752
Singapore [1]	—	2,500,848	—	2,500,848
Capital Goods	146,839	1,243,926	—	1,390,765
Energy	30,331	—	—	30,331
Real Estate	36,330	2,324,288	—	2,360,618
Semiconductors & Semiconductor Equipment	139,234	—	—	139,234
Spain [1]	—	6,292,878	—	6,292,878
Capital Goods	362,440	2,764,887	—	3,127,327
Consumer Services	190,357	163,819	—	354,176
Sweden [1]	—	6,344,501	—	6,344,501
Capital Goods	44,216	1,402,743	—	1,446,959
Food & Staples Retailing	49,482	362,940	—	412,422
Health Care Equipment & Services	310,168	—	—	310,168
Retailing	173,704	351,177	—	524,881
Transportation	191,420	—	—	191,420
Switzerland [1]	—	6,483,613	—	6,483,613
Banks	272,298	263,218	—	535,516

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Capital Goods	$488,820	$2,457,613	$—	$2,946,433
Commercial & Professional Supplies	308,904	706,983	—	1,015,887
Consumer Services	411,411	—	—	411,411
Real Estate	250,132	199,382	—	449,514
Retailing	308,536	321,584	—	630,120
United Kingdom[1]	—	8,325,742	—	8,325,742
Capital Goods	1,673,410	7,239,958	—	8,913,368
Commercial & Professional Supplies	861,283	4,754,764	—	5,616,047
Consumer Durables & Apparel	251,956	1,899,984	—	2,151,940
Consumer Services	1,129,181	3,504,056	—	4,633,237
Food & Staples Retailing	684,115	—	—	684,115
Food, Beverage & Tobacco	617,946	1,440,346	—	2,058,292
Health Care Equipment & Services	193,850	—	—	193,850
Insurance	48,489	2,583,718	—	2,632,207
Materials	881,808	3,065,511	—	3,947,319
Media	79,514	962,801	—	1,042,315
Pharmaceuticals, Biotechnology & Life Sciences	233,655	—	—	233,655
Real Estate	718,685	2,759,605	—	3,478,290
Retailing	1,036,450	3,756,797	—	4,793,247
Semiconductors & Semiconductor Equipment	290,093	489,469	—	779,562
Software & Services	1,064,785	628,798	—	1,693,583
Technology Hardware & Equipment	778,739	2,135,530	—	2,914,269
Telecommunication Services	187,858	1,489,032	—	1,676,890
Transportation	615,373	2,165,941	—	2,781,314
Preferred Stock[1]	—	197,698	—	197,698
Germany [1]	—	868,336	—	868,336
Health Care Equipment & Services	301,618	—	—	301,618
Italy [1]	143,094	—	—	143,094
Sweden [1]	315,301	—	—	315,301
Other Investment Companies[1]	13,590,781	—	—	13,590,781
Short-Term Investments[1]	—	4,805,227	—	4,805,227
Total	$86,608,665	$371,246,452	$4,752	$457,859,869
Other Financial Instruments
Futures Contracts[2]	$13,200	$—	$—	$13,200
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Common Stock
Australia	$—	($93,624)	$93,624	$—	$—	$—	$—	$—
Republic of Korea	2,970	—	1,783	—	—	—	—	4,752
Total	$2,970	($93,624)	$95,407	$—	$—	$—	$—	$4,752
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $3,337,606 and $12,317,616 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
89.8%	Common Stock	322,686,490	291,693,408
8.9%	Preferred Stock	49,258,739	28,997,140
0.1%	Short-Term Investments	403,352	403,352
98.8%	Total Investments	372,348,581	321,093,900
1.2%	Other Assets and Liabilities, Net		3,968,094
100.0%	Net Assets		325,061,994

Security	Number of Shares	Value ($)
Common Stock 89.8% of net assets
Brazil 6.3%
Banks 1.1%
Banco Bradesco S.A.	140,518	1,135,159
Banco do Brasil S.A.	313,715	2,020,303
Itau Unibanco Holding S.A.	46,229	384,797
		3,540,259
Capital Goods 0.2%
Embraer S.A.	73,851	515,498
Diversified Financials 0.1%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	127,733	389,472
Energy 1.8%
Cosan Ltd., Class A	57,000	267,900
Petroleo Brasileiro S.A. *	1,277,058	4,319,085
Ultrapar Participacoes S.A.	61,214	1,256,300
		5,843,285
Food, Beverage & Tobacco 1.1%
Ambev S.A.	371,350	2,110,566
BRF S.A.	33,718	707,753
JBS S.A.	169,700	763,760
		3,582,079
Insurance 0.1%
Sul America S.A.	78,071	394,009
Materials 1.1%
Companhia Siderurgica Nacional S.A.	422,216	533,943
Vale S.A.	605,676	3,161,095
		3,695,038
Software & Services 0.2%
Cielo S.A.	38,988	497,947
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Oi S.A. *	62,873	91,813
Tim Participacoes S.A.	128,747	353,082
		444,895
Transportation 0.1%
CCR S.A.	100,100	444,960
Utilities 0.4%
Centrais Eletricas Brasileiras S.A. *	195,416	330,454
Companhia de Saneamento Basico do Estado de Sao Paulo	83,310	425,072
CPFL Energia S.A.	73,932	416,306
		1,171,832
		20,519,274
Chile 0.8%
Energy 0.2%
Empresas Copec S.A.	61,545	615,779
Food & Staples Retailing 0.1%
Cencosud S.A.	169,330	363,359
Transportation 0.1%
Latam Airlines Group S.A. *	45,387	285,586
Utilities 0.4%
Empresa Nacional de Electricidad S.A.	358,179	488,477
Enersis S.A.	2,782,312	837,995
		1,326,472
		2,591,196
China 17.3%
Automobiles & Components 0.2%
Byd Co., Ltd., Class H *	13,000	57,410
Dongfeng Motor Group Co., Ltd., Class H	388,000	446,318
		503,728
Banks 7.2%
Agricultural Bank of China Ltd., Class H	2,645,600	1,193,441
Bank of China Ltd., Class H	9,145,234	4,997,296
Bank of Communications Co., Ltd., Class H	765,000	672,403
BOC Hong Kong (Holdings) Ltd.	232,500	936,472
China CITIC Bank Corp., Ltd., Class H *	613,000	436,950
China Construction Bank Corp., Class H	9,296,960	7,584,143
China Merchants Bank Co., Ltd., Class H	338,850	875,310
    1

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., Class H	420,000	472,170
Industrial & Commercial Bank of China Ltd., Class H	8,824,172	6,062,099
		23,230,284
Capital Goods 0.4%
China Communications Construction Co., Ltd., Class H	682,322	875,804
CRRC Corp., Ltd., Class H *	185,000	233,070
		1,108,874
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	500,000	519,834
Yue Yuen Industrial Holdings Ltd.	125,500	407,957
		927,791
Energy 4.0%
China Petroleum & Chemical Corp., Class H	7,071,400	5,329,704
China Shenhua Energy Co., Ltd., Class H	558,500	1,060,861
CNOOC Ltd.	2,452,075	3,009,034
PetroChina Co., Ltd., Class H	3,614,000	3,560,281
		12,959,880
Food & Staples Retailing 0.2%
China Resources Enterprise Ltd.	198,000	641,024
Insurance 0.7%
China Life Insurance Co., Ltd., Class H	304,000	1,119,709
China Pacific Insurance Group Co., Ltd., Class H	95,200	399,078
Ping An Insurance (Group) Co. of China Ltd., Class H	129,000	742,338
		2,261,125
Materials 0.2%
China National Building Material Co., Ltd., Class H	464,000	351,091
Jiangxi Copper Co., Ltd., Class H	291,000	393,917
		745,008
Real Estate 0.2%
China Overseas Land & Investment Ltd.	222,000	699,113
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	2,485,000	430,711
Software & Services 0.3%
Alibaba Group Holding Ltd. ADR *	1,200	94,008
Baidu, Inc. ADR *	1,263	218,069
Tencent Holdings Ltd.	34,400	640,894
		952,971
Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	202,500	339,466
Lenovo Group Ltd.	384,000	416,194
		755,660
Security	Number of Shares	Value ($)
Telecommunication Services 3.1%
China Mobile Ltd.	595,055	7,789,750
China Telecom Corp., Ltd., Class H	2,165,000	1,210,747
China Unicom (Hong Kong) Ltd.	803,056	1,127,084
		10,127,581
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	110,000	282,541
Huaneng Power International, Inc., Class H	372,000	450,790
		733,331
		56,077,081
Colombia 0.3%
Banks 0.1%
Bancolombia S.A.	27,344	247,045
Energy 0.2%
Ecopetrol S.A.	1,246,440	696,795
		943,840
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	43,361	1,049,420
Greece 0.5%
Banks 0.1%
National Bank of Greece S.A. *(a)(b)	168,931	155,275
Consumer Services 0.2%
OPAP S.A. (a)(b)	95,373	756,440
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (a)(b)	54,401	451,157
Utilities 0.1%
Public Power Corp. S.A. *(a)(b)	75,632	345,413
		1,708,285
Hungary 0.6%
Banks 0.3%
OTP Bank plc	52,181	1,069,367
Energy 0.3%
MOL Hungarian Oil & Gas plc	18,711	985,650
		2,055,017
India 4.2%
Automobiles & Components 0.3%
Mahindra & Mahindra Ltd.	20,140	427,783
Tata Motors Ltd. *	89,421	534,848
Tata Motors Ltd., Class A *	21,880	88,719
		1,051,350
2

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.7%
Housing Development Finance Corp., Ltd.	44,184	923,140
ICICI Bank Ltd.	138,620	656,001
State Bank of India	143,300	602,876
		2,182,017
Energy 1.7%
Bharat Petroleum Corp., Ltd.	24,295	351,209
Indian Oil Corp., Ltd.	80,870	544,206
Oil & Natural Gas Corp., Ltd.	263,112	1,119,152
Reliance Industries Ltd.	229,869	3,590,928
		5,605,495
Food, Beverage & Tobacco 0.1%
ITC Ltd.	74,361	377,788
Materials 0.2%
Hindalco Industries Ltd.	208,664	342,124
Tata Steel Ltd.	77,056	297,017
		639,141
Software & Services 0.7%
Infosys Ltd.	105,222	1,769,882
Tata Consultancy Services Ltd.	15,182	594,499
		2,364,381
Telecommunication Services 0.3%
Bharti Airtel Ltd.	128,671	839,960
Utilities 0.2%
NTPC Ltd.	271,143	570,965
		13,631,097
Indonesia 1.2%
Automobiles & Components 0.3%
PT Astra International Tbk	1,989,100	976,751
Banks 0.3%
PT Bank Central Asia Tbk	399,500	386,700
PT Bank Mandiri (Persero) Tbk	499,900	350,967
PT Bank Rakyat Indonesia (Persero) Tbk	574,000	424,055
		1,161,722
Capital Goods 0.1%
PT United Tractors Tbk	214,300	319,665
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	5,453,400	1,183,504
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	950,000	280,637
		3,922,279
Malaysia 2.1%
Banks 0.6%
CIMB Group Holdings Berhad	383,000	538,542
Malayan Banking Berhad	332,600	799,577
Public Bank Berhad	147,265	731,608
		2,069,727
Capital Goods 0.3%
Sime Darby Berhad	416,500	949,635
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Genting Berhad	204,800	435,517
Materials 0.2%
Petronas Chemicals Group Berhad	270,400	453,098
Telecommunication Services 0.6%
Axiata Group Berhad	430,900	717,168
DiGi.com Berhad	251,200	354,744
Maxis Berhad	226,754	395,324
Telekom Malaysia Berhad	222,500	381,131
		1,848,367
Utilities 0.3%
Tenaga Nasional Berhad	290,900	927,347
		6,683,691
Mexico 3.8%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	102,400	538,930
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	214,700	381,763
		920,693
Capital Goods 0.2%
Alfa S.A.B. de C.V., Class A	261,900	520,468
Food & Staples Retailing 0.4%
Wal-Mart de Mexico S.A.B. de C.V.	502,737	1,221,233
Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	41,500	313,713
Fomento Economico Mexicano S.A.B. de C.V.	131,615	1,193,418
Grupo Bimbo S.A.B. de C.V., Series A *	169,900	455,844
		1,962,975
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	150,000	347,898
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	1,636,796	1,394,769
Grupo Mexico S.A.B. de C.V., Series B	321,436	878,974
Industrias Penoles S.A.B. de C.V.	20,170	306,158
		2,579,901
Media 0.3%
Grupo Televisa S.A.B., Series CPO	150,617	1,050,884
Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	3,804,819	3,700,327
		12,304,379
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	3,282	432,896
    3

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	10,630	673,617
Poland 2.5%
Banks 0.3%
Bank Pekao S.A.	8,937	377,064
Powszechna Kasa Oszczednosci Bank Polski S.A.	89,512	693,078
		1,070,142
Energy 1.1%
Grupa Lotos S.A. *	31,073	259,484
Polski Koncern Naftowy Orlen S.A.	144,558	2,917,909
Polskie Gornictwo Naftowe i Gazownictwo S.A.	191,502	319,139
		3,496,532
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	5,960	681,858
Materials 0.4%
KGHM Polska Miedz S.A.	50,524	1,269,688
Telecommunication Services 0.2%
Orange Polska S.A.	302,708	652,316
Utilities 0.3%
PGE S.A.	143,647	674,861
Tauron Polska Energia S.A.	400,460	402,395
		1,077,256
		8,247,792
Republic of Korea 16.5%
Automobiles & Components 2.1%
Hankook Tire Co., Ltd.	6,541	227,102
Hyundai Mobis Co., Ltd.	8,407	1,533,743
Hyundai Motor Co.	24,342	3,100,930
Kia Motors Corp.	47,604	1,785,683
		6,647,458
Banks 1.3%
Hana Financial Group, Inc.	30,439	759,496
Industrial Bank Of Korea	19,663	232,700
KB Financial Group, Inc.	31,063	975,935
Shinhan Financial Group Co., Ltd.	51,181	1,831,621
Woori Bank	45,902	374,718
		4,174,470
Capital Goods 2.6%
Daelim Industrial Co., Ltd.	6,133	390,740
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	24,101	143,259
Hyundai Engineering & Construction Co., Ltd.	9,844	289,555
Hyundai Heavy Industries Co., Ltd. *	15,479	1,283,930
LG Corp.	31,532	1,565,338
LG International Corp.	9,687	239,060
Security	Number of Shares	Value ($)
Samsung C&T Corp.	18,621	900,695
Samsung Heavy Industries Co., Ltd.	30,490	360,072
SK Holdings Co., Ltd. (a)	14,374	2,769,476
SK Networks Co., Ltd.	69,186	428,844
		8,370,969
Consumer Durables & Apparel 0.4%
LG Electronics, Inc.	39,783	1,379,394
Energy 1.4%
GS Holdings Corp.	24,384	949,825
S-Oil Corp.	16,252	873,691
SK Innovation Co., Ltd. *	31,401	2,681,454
		4,504,970
Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	3,161	646,093
Food, Beverage & Tobacco 0.3%
KT&G Corp.	11,465	1,077,768
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	2,682	641,582
Samsung Life Insurance Co., Ltd.	5,971	545,845
		1,187,427
Materials 1.8%
Hyundai Steel Co.	10,061	502,250
LG Chem Ltd.	7,572	1,618,922
Lotte Chemical Corp.	3,156	702,818
POSCO	18,057	3,009,574
		5,833,564
Retailing 0.1%
Lotte Shopping Co., Ltd.	2,012	433,595
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	31,725	1,001,888
Software & Services 0.3%
SK C&C Co., Ltd.	4,234	1,111,168
Technology Hardware & Equipment 4.6%
LG Display Co., Ltd.	56,253	1,063,283
Samsung Electro-Mechanics Co., Ltd.	9,371	434,595
Samsung Electronics Co., Ltd.	12,826	13,012,696
Samsung SDI Co., Ltd.	4,340	318,684
		14,829,258
Telecommunication Services 0.1%
LG Uplus Corp.	45,955	453,945
Utilities 0.6%
Korea Electric Power Corp.	37,021	1,600,748
Korea Gas Corp.	7,061	255,073
		1,855,821
		53,507,788
Russia 12.0%
Banks 0.4%
Sberbank of Russia *	831,000	974,871
VTB Bank JSC *	180,000,000	210,240
		1,185,111
4

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 9.7%
Bashneft PAO *	10,000	308,291
Gazprom PAO	3,509,000	8,113,461
Gazprom PAO ADR	1,305,000	5,999,381
Lukoil PJSC *	104,799	4,315,073
Lukoil PJSC ADR	118,000	4,859,069
NovaTek OAO *	107,590	1,031,733
Rosneft Oil Co. GDR - Reg'd	213,200	818,026
Surgutneftegas *	5,105,442	2,816,152
Surgutneftegas ADR	242,961	1,364,930
Tatneft ADR	66,800	1,955,911
		31,582,027
Food & Staples Retailing 0.2%
Magnit PJSC *	2,850	564,173
Materials 0.6%
MMC Norilsk Nickel PJSC ADR	92,700	1,430,140
Severstal PAO GDR - Reg'd	46,471	523,453
		1,953,593
Telecommunication Services 0.9%
Mobile TeleSystems PJSC ADR	147,851	1,212,378
Rostelecom PJSC *	395,480	545,381
Sistema JSFC *	3,053,800	1,045,020
		2,802,779
Transportation 0.1%
Aeroflot Russian Airlines PJSC *	430,000	274,550
Globaltrans Investment plc GDR - Reg'd *	32,500	116,838
		391,388
Utilities 0.1%
Federal Hydrogenerating Co., ADR *	47,000,000	407,913
Rosseti JSC *	1	—
		407,913
		38,886,984
South Africa 6.4%
Banks 0.8%
Barclays Africa Group Ltd.	32,927	484,073
Nedbank Group Ltd.	26,015	517,815
Standard Bank Group Ltd.	140,359	1,685,591
		2,687,479
Capital Goods 0.6%
Barloworld Ltd.	67,710	480,383
The Bidvest Group Ltd.	52,292	1,269,782
		1,750,165
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	114,444	691,934
Diversified Financials 0.3%
African Bank Investments Ltd. *(a)(b)	319,000	—
FirstRand Ltd.	211,251	912,614
		912,614
Energy 1.2%
Sasol Ltd.	114,978	3,969,141
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	46,145	612,348
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	19,014	427,406
Insurance 0.2%
Sanlam Ltd.	114,344	604,085
Materials 0.7%
AngloGold Ashanti Ltd. *	93,464	568,725
Gold Fields Ltd.	280,356	765,887
Impala Platinum Holdings Ltd. *	180,155	646,604
Kumba Iron Ore Ltd.	44,462	380,372
		2,361,588
Media 0.3%
Naspers Ltd., N Shares	6,210	865,446
Retailing 0.4%
Imperial Holdings Ltd.	45,034	604,425
Woolworths Holdings Ltd.	73,444	575,278
		1,179,703
Telecommunication Services 1.4%
MTN Group Ltd.	216,993	3,612,663
Telkom SA SOC Ltd.	96,650	469,566
Vodacom Group Ltd.	44,801	517,962
		4,600,191
		20,662,100
Taiwan 11.9%
Automobiles & Components 0.0%
Cheng Shin Rubber Industry Co., Ltd.	80,000	154,522
Banks 0.3%
CTBC Financial Holding Co., Ltd.	753,076	546,159
Mega Financial Holding Co., Ltd.	627,404	536,188
		1,082,347
Capital Goods 0.3%
Far Eastern New Century Corp.	650,817	613,192
Walsin Lihwa Corp. *	1,472,000	325,887
		939,079
Consumer Durables & Apparel 0.2%
Pou Chen Corp.	417,267	592,695
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	348,674	636,128
Energy 0.2%
Formosa Petrochemical Corp.	244,330	576,327
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	436,229	767,528
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	288,599	466,460
Materials 1.8%
China Steel Corp.	1,794,198	1,283,797
Formosa Chemicals & Fibre Corp.	625,442	1,481,982
Formosa Plastics Corp.	586,732	1,301,452
    5

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nan Ya Plastics Corp.	575,622	1,174,983
Taiwan Cement Corp.	418,299	452,855
		5,695,069
Retailing 0.1%
Hotai Motor Co., Ltd.	15,000	192,380
Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	528,094	613,078
MediaTek, Inc.	78,138	821,400
Siliconware Precision Industries Co., Ltd.	379,270	430,669
Taiwan Semiconductor Manufacturing Co., Ltd.	1,382,103	6,039,802
United Microelectronics Corp.	2,305,965	824,240
		8,729,189
Technology Hardware & Equipment 5.0%
Acer, Inc. *	1,509,496	626,375
Asustek Computer, Inc.	154,041	1,392,128
AU Optronics Corp.	2,527,800	812,223
Compal Electronics, Inc.	2,042,305	1,376,691
Delta Electronics, Inc.	125,025	614,994
Foxconn Technology Co., Ltd.	149,650	454,531
Hon Hai Precision Industry Co., Ltd.	1,822,309	5,240,654
HTC Corp. *	376,473	826,100
Innolux Corp.	1,682,357	584,881
Inventec Corp.	742,639	422,681
Lite-On Technology Corp.	557,855	613,202
Pegatron Corp.	302,264	849,579
Quanta Computer, Inc.	430,500	833,479
Synnex Technology International Corp.	305,000	367,430
Wistron Corp.	1,046,231	684,668
WPG Holdings Ltd.	414,000	470,432
		16,170,048
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	572,906	1,781,277
Far EasTone Telecommunications Co., Ltd.	184,622	432,148
Taiwan Mobile Co., Ltd.	150,334	497,175
		2,710,600
		38,712,372
Thailand 1.4%
Banks 0.2%
Kasikornbank PCL	40,000	202,394
The Siam Commercial Bank PCL	71,500	308,356
		510,750
Energy 0.8%
PTT Exploration & Production PCL	144,000	382,012
PTT PCL	189,187	1,749,892
Thai Oil PCL	372,800	510,359
		2,642,263
Materials 0.2%
PTT Global Chemical PCL	356,600	611,556
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Advanced Info Service PCL - Reg'd	87,075	617,641
		4,382,210
Turkey 1.4%
Banks 0.6%
Akbank T.A.S.	200,547	535,399
Turkiye Garanti Bankasi A/S	233,591	689,011
Turkiye Halk Bankasi A/S	91,030	396,093
Turkiye Is Bankasi, Class C	231,101	449,395
		2,069,898
Capital Goods 0.2%
KOC Holding A/S	170,250	755,090
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	124,138	424,061
Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S *	33,606	873,167
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	126,700	579,874
		4,702,090
Total Common Stock
(Cost $322,686,490)		291,693,408

Preferred Stock 8.9% of net assets
Brazil 6.6%
Banks 2.2%
Banco Bradesco S.A.	327,142	2,606,473
Itau Unibanco Holding S.A.	445,469	3,913,523
Itausa - Investimentos Itau S.A.	202,021	495,620
		7,015,616
Energy 1.8%
Petroleo Brasileiro S.A. *	1,908,954	5,854,063
Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	21,415	469,085
Materials 1.5%
Gerdau S.A.	447,106	770,433
Metalurgica Gerdau S.A.	314,955	321,951
Vale S.A.	850,728	3,639,996
		4,732,380
Telecommunication Services 0.3%
Oi S.A. *	191,271	270,375
Telefonica Brasil S.A.	60,572	798,381
		1,068,756
Utilities 0.7%
Centrais Eletricas Brasileiras S.A., Class B	194,620	485,420
Companhia Energetica de Minas Gerais	288,508	795,431
6

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Companhia Paranaense de Energia-Copel	34,544	355,937
Eletropaulo Metropolitana S.A. *	144,993	639,859
		2,276,647
		21,416,547
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	43,027	413,238
Republic of Korea 0.8%
Automobiles & Components 0.2%
Hyundai Motor Co., Ltd.	3,335	297,416
Hyundai Motor Co., Ltd. 2nd	5,260	463,095
		760,511
Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	6,657	127,024
Materials 0.1%
LG Chem Ltd.	978	152,904
Technology Hardware & Equipment 0.5%
Samsung Electronics Co., Ltd.	2,127	1,673,165
		2,713,604
Russia 1.4%
Banks 0.0%
Sberbank of Russia *	86,900	72,461
Energy 1.4%
AK Transneft OAO *	1,471	3,296,205
Bashneft PAO *	2,177	47,405
Surgutneftegas *	1,694,100	1,037,680
		4,381,290
		4,453,751
Total Preferred Stock
(Cost $49,258,739)		28,997,140
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets
Time Deposits 0.1%
Brown Brothers Harriman
Euro
(0.23%), 08/03/15	1,829	2,008
South African Rand
4.90%, 08/03/15	15,162	1,199
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Wells Fargo
Hong Kong Dollar
0.01%, 08/03/15	3,102,042	400,145
Total Short-Term Investments
(Cost $403,352)		403,352

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $389,545,224 and the unrealized appreciation and depreciation were $13,962,571 and ($82,413,895), respectively, with a net unrealized depreciation of ($68,451,324).
At 07/31/15, the values of certain foreign securities held by the fund aggregating $216,716,988 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $1,708,285 or 0.5% of net assets.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	20	900,000	14,783
    7

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$27,313,013	$—	$27,313,013
Brazil [1]	20,519,274	—	—	20,519,274
Chile [1]	—	648,945	—	648,945
Energy	615,779	—	—	615,779
Utilities	1,326,472	—	—	1,326,472
China [1]	—	54,196,319	—	54,196,319
Consumer Durables & Apparel	407,957	519,834	—	927,791
Software & Services	312,077	640,894	—	952,971
Colombia [1]	943,840	—	—	943,840
Czech Republic[1]	1,049,420	—	—	1,049,420
Greece [1]	—	—	1,708,285	1,708,285
India [1]	—	11,266,716	—	11,266,716
Software & Services	594,499	1,769,882	—	2,364,381
Malaysia [1]	—	3,664,329	—	3,664,329
Banks	731,608	1,338,119	—	2,069,727
Capital Goods	949,635	—	—	949,635
Mexico [1]	12,304,379	—	—	12,304,379
Peru [1]	432,896	—	—	432,896
Poland [1]	—	2,999,260	—	2,999,260
Banks	377,064	693,078	—	1,070,142
Energy	3,177,393	319,139	—	3,496,532
Insurance	681,858	—	—	681,858
Republic of Korea[1]	—	44,059,051	—	44,059,051
Capital Goods	900,695	4,700,798	2,769,476	8,370,969
Food, Beverage & Tobacco	1,077,768	—	—	1,077,768
Russia [1]	—	1,953,593	—	1,953,593
Banks	1,185,111	—	—	1,185,111
Energy	16,584,710	14,997,317	—	31,582,027
Food & Staples Retailing	564,173	—	—	564,173
Telecommunication Services	2,802,779	—	—	2,802,779
Transportation	391,388	—	—	391,388
Utilities	407,913	—	—	407,913
Taiwan [1]	—	36,001,772	—	36,001,772
Telecommunication Services	432,148	2,278,452	—	2,710,600
Thailand [1]	—	611,556	—	611,556
Banks	308,356	202,394	—	510,750
Energy	2,642,263	—	—	2,642,263
Telecommunication Services	617,641	—	—	617,641
Turkey [1]	—	3,828,923	—	3,828,923
Energy	873,167	—	—	873,167
Preferred Stock[1]	—	2,713,604	—	2,713,604
Brazil [1]	21,416,547	—	—	21,416,547
8

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Colombia [1]	$413,238	$—	$—	$413,238
Russia [1]	4,453,751	—	—	4,453,751
Short-Term Investments[1]	—	403,352	—	403,352
Total	$99,495,799	$217,120,340	$4,477,761	$321,093,900
Other Financial Instruments
Futures Contracts[2]	$14,783	$—	$—	$14,783
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Common Stock
Greece	$—	$36,135	($749,418)	$960,735	($211,641)	$1,672,474	$—	$1,708,285
Republic of Korea	519,813	23,072	546,982	492,556	(820,743)	2,007,796	—	2,769,476
Total	$519,813	$59,207	($202,436)	$1,453,291	($1,032,384)	$3,680,270	$—	$4,477,761
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015. The transfers in the amount of $1,980,582 and $18,750,694 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
    9

Schwab Fundamental Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (“NAV”) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
10

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On July 31, 2015, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87631JUL15
11

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Other Investment Companies	428,127,448	602,339,323
0.4%	Short-Term Investment	2,390,738	2,390,738
100.0%	Total Investments	430,518,186	604,730,061
(0.0%)	Other Assets and Liabilities, Net		(108,343)
100.0%	Net Assets		604,621,718

Security	Number of Shares	Value ($)
Other Investment Companies 99.6% of net assets
Equity Funds 99.6%
International 29.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,802,588	26,998,377
Schwab Fundamental International Large Company Index Fund (a)	4,171,879	36,086,755
Schwab Fundamental International Small Company Index Fund (a)	2,629,709	30,452,031
Schwab International Index Fund (a)	4,326,631	84,628,893
		178,166,056
Large-Cap 45.1%
Schwab Fundamental US Large Company Index Fund (a)	5,286,477	80,830,232
Schwab S&P 500 Index Fund (a)	5,776,822	191,848,255
		272,678,487
Security	Number of Shares	Value ($)
Small-Cap 25.0%
Schwab Fundamental US Small Company Index Fund (a)	3,445,699	45,689,967
Schwab Small-Cap Index Fund (a)	3,788,214	105,804,813
		151,494,780
Total Other Investment Companies
(Cost $428,127,448)		602,339,323
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Wells Fargo
0.03%, 08/03/15	2,390,738	2,390,738
Total Short-Term Investment
(Cost $2,390,738)		2,390,738

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $441,574,065 and the unrealized appreciation and depreciation were $164,939,218 and ($1,783,222), respectively, with a net unrealized appreciation of $163,155,996.
(a)	Issuer is affiliated with the fund's adviser.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$602,339,323	$—	$—	$602,339,323
Short-Term Investment[1]	—	2,390,738	—	2,390,738
Total	$602,339,323	$2,390,738	$—	$604,730,061
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    1

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.5%	Other Investment Companies	479,711,792	714,045,215
3.3%	Short-Term Investments	24,533,172	24,533,172
99.8%	Total Investments	504,244,964	738,578,387
0.2%	Other Assets and Liabilities, Net		1,245,923
100.0%	Net Assets		739,824,310

Security	Number of Shares	Value ($)
Other Investment Companies 96.5% of net assets
Equity Funds 80.3%
International 19.9%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,123,845	22,179,300
Schwab Fundamental International Large Company Index Fund (a)	3,451,339	29,854,085
Schwab Fundamental International Small Company Index Fund (a)	2,148,678	24,881,692
Schwab International Index Fund (a)	3,598,744	70,391,427
		147,306,504
Large-Cap 40.1%
Schwab Fundamental US Large Company Index Fund (a)	5,780,480	88,383,541
Schwab S&P 500 Index Fund (a)	6,267,652	208,148,716
		296,532,257
Small-Cap 20.3%
Schwab Fundamental US Small Company Index Fund (a)	3,406,623	45,171,815
Schwab Small-Cap Index Fund (a)	3,770,574	105,312,130
		150,483,945
		594,322,706
Security	Number of Shares	Value ($)
Fixed-Income Fund 14.7%
Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	11,438,735	108,667,985
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.07% (a)(b)	11,054,524	11,054,524
Total Other Investment Companies
(Cost $479,711,792)		714,045,215
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets
Time Deposits 3.3%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	7,390,268	7,390,268
Barclays Capital, Inc.
0.03%, 08/03/15	7,390,268	7,390,268
Skandinaviska Enskilda Banken
0.03%, 08/03/15	2,362,368	2,362,368
Sumitomo Mitsui Banking Corp.
0.03%, 08/03/15	7,390,268	7,390,268
Total Short-Term Investments
(Cost $24,533,172)		24,533,172

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $507,265,310 and the unrealized appreciation and depreciation were $232,772,496 and ($1,459,419), respectively, with a net unrealized appreciation of $231,313,077.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
    1

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$714,045,215	$—	$—	$714,045,215
Short-Term Investments[1]	—	24,533,172	—	24,533,172
Total	$714,045,215	$24,533,172	$—	$738,578,387
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.5%	Other Investment Companies	376,487,140	507,752,946
3.4%	Short-Term Investments	17,844,631	17,844,631
99.9%	Total Investments	394,331,771	525,597,577
0.1%	Other Assets and Liabilities, Net		603,001
100.0%	Net Assets		526,200,578

Security	Number of Shares	Value ($)
Other Investment Companies 96.5% of net assets
Equity Funds 60.2%
International 15.0%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,691,020	12,006,239
Schwab Fundamental International Large Company Index Fund (a)	1,857,408	16,066,576
Schwab Fundamental International Small Company Index Fund (a)	1,149,069	13,306,214
Schwab International Index Fund (a)	1,930,446	37,759,533
		79,138,562
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund (a)	3,075,187	47,019,606
Schwab S&P 500 Index Fund (a)	3,348,261	111,195,757
		158,215,363
Small-Cap 15.1%
Schwab Fundamental US Small Company Index Fund (a)	1,811,206	24,016,597
Schwab Small-Cap Index Fund (a)	1,977,461	55,230,499
		79,247,096
		316,601,021
Security	Number of Shares	Value ($)
Fixed-Income Fund 34.8%
Intermediate-Term Bond 34.8%
Schwab Total Bond Market Fund (a)	19,275,324	183,115,577
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.07% (a)(b)	8,036,348	8,036,348
Total Other Investment Companies
(Cost $376,487,140)		507,752,946
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets
Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/03/15	5,249,628	5,249,628
DNB
0.03%, 08/03/15	5,249,628	5,249,628
Skandinaviska Enskilda Banken
0.03%, 08/03/15	5,249,628	5,249,628
Wells Fargo
0.03%, 08/03/15	2,095,747	2,095,747
Total Short-Term Investments
(Cost $17,844,631)		17,844,631

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $401,758,690 and the unrealized appreciation and depreciation were $124,624,685 and ($785,798), respectively, with a net unrealized appreciation of $123,838,887.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
    1

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$507,752,946	$—	$—	$507,752,946
Short-Term Investments[1]	—	17,844,631	—	17,844,631
Total	$507,752,946	$17,844,631	$—	$525,597,577
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.4%	Other Investment Companies	181,490,419	223,260,126
3.4%	Short-Term Investments	7,893,449	7,893,449
99.8%	Total Investments	189,383,868	231,153,575
0.2%	Other Assets and Liabilities, Net		387,463
100.0%	Net Assets		231,541,038

Security	Number of Shares	Value ($)
Other Investment Companies 96.4% of net assets
Equity Funds 40.2%
International 10.1%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	516,404	3,666,468
Schwab Fundamental International Large Company Index Fund (a)	541,013	4,679,767
Schwab Fundamental International Small Company Index Fund (a)	335,314	3,882,931
Schwab International Index Fund (a)	569,414	11,137,733
		23,366,899
Large-Cap 20.0%
Schwab Fundamental US Large Company Index Fund (a)	900,146	13,763,237
Schwab S&P 500 Index Fund (a)	984,157	32,683,863
		46,447,100
Small-Cap 10.1%
Schwab Fundamental US Small Company Index Fund (a)	533,277	7,071,246
Schwab Small-Cap Index Fund (a)	582,705	16,274,939
		23,346,185
		93,160,184
Security	Number of Shares	Value ($)
Fixed-Income Fund 54.7%
Intermediate-Term Bond 54.7%
Schwab Total Bond Market Fund (a)	13,327,503	126,611,278
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.07% (a)(b)	3,488,664	3,488,664
Total Other Investment Companies
(Cost $181,490,419)		223,260,126
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets
Time Deposits 3.4%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	2,306,504	2,306,504
JPMorgan Chase Bank
0.03%, 08/03/15	2,306,504	2,306,504
Skandinaviska Enskilda Banken
0.03%, 08/03/15	973,937	973,937
Wells Fargo
0.03%, 08/03/15	2,306,504	2,306,504
Total Short-Term Investments
(Cost $7,893,449)		7,893,449

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $196,183,867 and the unrealized appreciation and depreciation were $35,209,739 and ($240,031), respectively, with a net unrealized appreciation of $34,969,708.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
    1

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$223,260,126	$—	$—	$223,260,126
Short-Term Investments[1]	—	7,893,449	—	7,893,449
Total	$223,260,126	$7,893,449	$—	$231,153,575
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating
3

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)
the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL15
4

Schwab Capital Trust
Schwab Target 2010 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.2%	Other Investment Companies	55,831,197	64,172,359
3.0%	Short-Term Investments	1,973,015	1,973,015
100.2%	Total Investments	57,804,212	66,145,374
(0.2%)	Other Assets and Liabilities, Net		(157,167)
100.0%	Net Assets		65,988,207

Security	Number of Shares	Value ($)
Other Investment Companies 97.2% of net assets
Equity Funds 39.0%
Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	182,112	1,292,998
International 8.8%
Laudus International MarketMasters Fund, Select Shares (a)	145,626	3,490,659
Schwab International Core Equity Fund (a)	234,189	2,332,524
		5,823,183
Large-Cap 25.4%
Dodge & Cox Stock Fund	2,512	458,386
Laudus U.S. Large Cap Growth Fund *(a)	231,451	4,249,439
Schwab Core Equity Fund (a)	193,688	4,565,234
Schwab Dividend Equity Fund (a)	120,989	2,056,821
Schwab S&P 500 Index Fund (a)	113,102	3,756,107
TCW Relative Value Large Cap Fund, Class I	74,974	1,700,414
		16,786,401
Small-Cap 2.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	33,491	637,665
Schwab Small-Cap Equity Fund (a)	54,361	1,197,033
		1,834,698
		25,737,280
Fixed-Income Funds 54.5%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	370,536	4,087,009
Security	Number of Shares	Value ($)
Intermediate-Term Bond 38.4%
Metropolitan West Total Return Bond Fund, Class I	571,227	6,197,814
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	90,190	1,023,652
Schwab Total Bond Market Fund (a)	1,590,365	15,108,471
Wells Fargo Advantage Core Bond Fund, Class I	236,934	3,020,902
		25,350,839
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund *(a)	36,007	334,505
Short-Term Bond 9.4%
Schwab Short-Term Bond Market Fund (a)	665,980	6,193,618
		35,965,971
Money Market Fund 3.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.07% (a)(b)	2,469,108	2,469,108
Total Other Investment Companies
(Cost $55,831,197)		64,172,359
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.0% of net assets
Time Deposits 3.0%
Barclays Capital, Inc.
0.03%, 08/03/15	655,203	655,203
JPMorgan Chase Bank
0.03%, 08/03/15	658,906	658,906
Wells Fargo
0.03%, 08/03/15	658,906	658,906
Total Short-Term Investments
(Cost $1,973,015)		1,973,015

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $58,578,755 and the unrealized appreciation and depreciation were $7,752,240 and ($185,621), respectively, with a net unrealized appreciation of $7,566,619.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
    1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$64,172,359	$—	$—	$64,172,359
Short-Term Investments[1]	—	1,973,015	—	1,973,015
Total	$64,172,359	$1,973,015	$—	$66,145,374
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2015 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.9%	Other Investment Companies	99,866,059	111,746,151
3.0%	Short-Term Investments	3,448,477	3,448,477
99.9%	Total Investments	103,314,536	115,194,628
0.1%	Other Assets and Liabilities, Net		116,480
100.0%	Net Assets		115,311,108

Security	Number of Shares	Value ($)
Other Investment Companies 96.9% of net assets
Equity Funds 40.9%
Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	332,833	2,363,114
International 9.3%
Laudus International MarketMasters Fund, Select Shares (a)	267,894	6,421,407
Schwab International Core Equity Fund (a)	429,442	4,277,241
		10,698,648
Large-Cap 26.7%
Dodge & Cox Stock Fund	4,649	848,541
Laudus U.S. Large Cap Growth Fund *(a)	425,258	7,807,732
Schwab Core Equity Fund (a)	356,287	8,397,687
Schwab Dividend Equity Fund (a)	220,708	3,752,036
Schwab S&P 500 Index Fund (a)	205,598	6,827,919
TCW Relative Value Large Cap Fund, Class I	136,598	3,098,046
		30,731,961
Small-Cap 2.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	61,558	1,172,061
Schwab Small-Cap Equity Fund (a)	98,517	2,169,346
		3,341,407
		47,135,130
Fixed-Income Funds 52.8%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	627,562	6,922,012
Security	Number of Shares	Value ($)
Intermediate-Term Bond 37.2%
Metropolitan West Total Return Bond Fund, Class I	992,507	10,768,706
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	171,841	1,950,391
Schwab Total Bond Market Fund (a)	2,663,797	25,306,072
Wells Fargo Advantage Core Bond Fund, Class I	383,574	4,890,574
		42,915,743
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	78,476	729,042
Short-Term Bond 9.0%
Schwab Short-Term Bond Market Fund (a)	1,113,078	10,351,626
		60,918,423
Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.07% (a)(b)	3,692,598	3,692,598
Total Other Investment Companies
(Cost $99,866,059)		111,746,151
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.0% of net assets
Time Deposits 3.0%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	1,146,297	1,146,297
JPMorgan Chase Bank
0.03%, 08/03/15	1,151,090	1,151,090
Wells Fargo
0.03%, 08/03/15	1,151,090	1,151,090
Total Short-Term Investments
(Cost $3,448,477)		3,448,477

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $103,703,211 and the unrealized appreciation and depreciation were $11,998,782 and ($507,365), respectively, with a net unrealized appreciation of $11,491,417.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
    1

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$111,746,151	$—	$—	$111,746,151
Short-Term Investments[1]	—	3,448,477	—	3,448,477
Total	$111,746,151	$3,448,477	$—	$115,194,628
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2020 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.1%	Other Investment Companies	448,730,280	525,553,378
2.8%	Short-Term Investments	15,313,226	15,313,226
99.9%	Total Investments	464,043,506	540,866,604
0.1%	Other Assets and Liabilities, Net		364,174
100.0%	Net Assets		541,230,778

Security	Number of Shares	Value ($)
Other Investment Companies 97.1% of net assets
Equity Funds 55.3%
Global Real Estate 2.8%
Schwab Global Real Estate Fund (a)	2,142,218	15,209,747
International 13.7%
Laudus International MarketMasters Fund, Select Shares (a)	1,801,886	43,191,216
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	253,738	1,969,003
Schwab International Core Equity Fund (a)	2,899,943	28,883,432
		74,043,651
Large-Cap 34.8%
Dodge & Cox Stock Fund	28,195	5,145,786
Laudus U.S. Large Cap Growth Fund *(a)	2,596,731	47,675,989
Schwab Core Equity Fund (a)	2,191,635	51,656,844
Schwab Dividend Equity Fund (a)	1,358,951	23,102,171
Schwab S&P 500 Index Fund (a)	1,263,809	41,971,108
TCW Relative Value Large Cap Fund, Class I	837,000	18,983,155
		188,535,053
Small-Cap 4.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	396,038	7,540,559
Schwab Small-Cap Equity Fund (a)	642,061	14,138,192
		21,678,751
		299,467,202
Fixed-Income Funds 40.3%
Inflation-Protected Bond 2.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,126,472	12,424,987
Security	Number of Shares	Value ($)
Intermediate-Term Bond 31.5%
Metropolitan West Total Return Bond Fund, Class I	4,409,734	47,845,617
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,376,173	15,619,561
Schwab Intermediate-Term Bond Fund (a)	424,323	4,336,578
Schwab Total Bond Market Fund (a)	9,445,332	89,730,658
Wells Fargo Advantage Core Bond Fund, Class I	1,029,780	13,129,696
		170,662,110
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	626,358	5,818,867
Short-Term Bond 5.4%
Schwab Short-Term Bond Market Fund (a)	3,137,460	29,178,374
		218,084,338
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.07% (a)(b)	8,001,838	8,001,838
Total Other Investment Companies
(Cost $448,730,280)		525,553,378
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.8% of net assets
Time Deposits 2.8%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/03/15	5,402,625	5,402,625
DNB
0.03%, 08/03/15	5,402,625	5,402,625
Wells Fargo
0.03%, 08/03/15	4,507,976	4,507,976
Total Short-Term Investments
(Cost $15,313,226)		15,313,226

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $466,165,796 and the unrealized appreciation and depreciation were $77,806,164 and ($3,105,356), respectively, with a net unrealized appreciation of $74,700,808.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
    1

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$525,553,378	$—	$—	$525,553,378
Short-Term Investments[1]	—	15,313,226	—	15,313,226
Total	$525,553,378	$15,313,226	$—	$540,866,604
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2025 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.6%	Other Investment Companies	349,275,926	394,020,079
3.3%	Short-Term Investments	13,403,018	13,403,018
99.9%	Total Investments	362,678,944	407,423,097
0.1%	Other Assets and Liabilities, Net		348,735
100.0%	Net Assets		407,771,832

Security	Number of Shares	Value ($)
Other Investment Companies 96.6% of net assets
Equity Funds 65.9%
Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	1,894,762	13,452,809
International 16.8%
Laudus International MarketMasters Fund, Select Shares (a)	1,623,960	38,926,314
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	471,315	3,657,402
Schwab International Core Equity Fund (a)	2,615,313	26,048,515
		68,632,231
Large-Cap 40.7%
Dodge & Cox Stock Fund	25,150	4,590,088
Laudus U.S. Large Cap Growth Fund *(a)	2,279,899	41,858,953
Schwab Core Equity Fund (a)	1,931,706	45,530,301
Schwab Dividend Equity Fund (a)	1,203,099	20,452,680
Schwab S&P 500 Index Fund (a)	1,113,302	36,972,753
TCW Relative Value Large Cap Fund, Class I	728,723	16,527,436
		165,932,211
Small-Cap 5.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	381,436	7,262,542
Schwab Small-Cap Equity Fund (a)	610,260	13,437,934
		20,700,476
		268,717,727
Fixed-Income Funds 30.7%
Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	194,330	2,143,456
Security	Number of Shares	Value ($)
Intermediate-Term Bond 26.0%
Metropolitan West Total Return Bond Fund, Class I	2,839,764	30,811,442
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,254,071	14,233,705
Schwab Intermediate-Term Bond Fund (a)	475,685	4,861,504
Schwab Total Bond Market Fund (a)	5,305,009	50,397,583
Wells Fargo Advantage Core Bond Fund, Class I	435,460	5,552,117
		105,856,351
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	456,723	4,242,959
Short-Term Bond 3.2%
Schwab Short-Term Bond Market Fund (a)	1,404,257	13,059,586
		125,302,352
Total Other Investment Companies
(Cost $349,275,926)		394,020,079
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets
Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/03/15	4,065,234	4,065,234
Barclays Capital, Inc.
0.03%, 08/03/15	1,207,316	1,207,316
JPMorgan Chase Bank
0.03%, 08/03/15	4,065,234	4,065,234
Wells Fargo
0.03%, 08/03/15	4,065,234	4,065,234
Total Short-Term Investments
(Cost $13,403,018)		13,403,018

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $363,828,219 and the unrealized appreciation and depreciation were $46,241,085 and ($2,646,207), respectively, with a net unrealized appreciation of $43,594,878.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$394,020,079	$—	$—	$394,020,079
Short-Term Investments[1]	—	13,403,018	—	13,403,018
Total	$394,020,079	$13,403,018	$—	$407,423,097
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2030 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.2%	Other Investment Companies	624,423,543	771,489,989
2.9%	Short-Term Investments	22,729,428	22,729,428
100.1%	Total Investments	647,152,971	794,219,417
(0.1%)	Other Assets and Liabilities, Net		(1,039,557)
100.0%	Net Assets		793,179,860

Security	Number of Shares	Value ($)
Other Investment Companies 97.2% of net assets
Equity Funds 74.0%
Global Real Estate 3.7%
Schwab Global Real Estate Fund (a)	4,135,648	29,363,102
International 19.4%
Laudus International MarketMasters Fund, Select Shares (a)	3,568,235	85,530,586
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,464,167	11,361,932
Schwab International Core Equity Fund (a)	5,738,189	57,152,363
		154,044,881
Large-Cap 44.9%
Dodge & Cox Stock Fund	53,606	9,783,676
Laudus U.S. Large Cap Growth Fund *(a)	4,906,427	90,082,005
Schwab Core Equity Fund (a)	4,144,569	97,687,480
Schwab Dividend Equity Fund (a)	2,566,696	43,633,830
Schwab S&P 500 Index Fund (a)	2,396,402	79,584,508
TCW Relative Value Large Cap Fund, Class I	1,559,589	35,371,481
		356,142,980
Small-Cap 6.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	877,904	16,715,287
Schwab Small-Cap Equity Fund (a)	1,418,911	31,244,412
		47,959,699
		587,510,662
Fixed-Income Funds 23.2%
Intermediate-Term Bond 20.4%
Metropolitan West Total Return Bond Fund, Class I	4,428,338	48,047,472
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,409,839	27,351,669
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	948,036	9,688,924
Schwab Total Bond Market Fund (a)	7,433,995	70,622,955
Wells Fargo Advantage Core Bond Fund, Class I	500,190	6,377,417
		162,088,437
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund *(a)	742,433	6,897,198
Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	1,612,225	14,993,692
		183,979,327
Total Other Investment Companies
(Cost $624,423,543)		771,489,989
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.9% of net assets
Time Deposits 2.9%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	6,901,662	6,901,662
JPMorgan Chase Bank
0.03%, 08/03/15	7,913,883	7,913,883
Wells Fargo
0.03%, 08/03/15	7,913,883	7,913,883
Total Short-Term Investments
(Cost $22,729,428)		22,729,428

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $651,241,099 and the unrealized appreciation and depreciation were $148,178,491 and ($5,200,173), respectively, with a net unrealized appreciation of $142,978,318.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$771,489,989	$—	$—	$771,489,989
Short-Term Investments[1]	—	22,729,428	—	22,729,428
Total	$771,489,989	$22,729,428	$—	$794,219,417
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2035 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	285,255,155	327,717,468
2.3%	Short-Term Investments	7,724,394	7,724,394
100.0%	Total Investments	292,979,549	335,441,862
(0.0%)	Other Assets and Liabilities, Net		(17,711)
100.0%	Net Assets		335,424,151

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets
Equity Funds 81.0%
Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	1,918,618	13,622,189
International 21.7%
Laudus International MarketMasters Fund, Select Shares (a)	1,654,385	39,655,614
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	852,111	6,612,381
Schwab International Core Equity Fund (a)	2,660,304	26,496,624
		72,764,619
Large-Cap 48.2%
Dodge & Cox Stock Fund	24,527	4,476,346
Laudus U.S. Large Cap Growth Fund *(a)	2,216,716	40,698,909
Schwab Core Equity Fund (a)	1,882,613	44,373,197
Schwab Dividend Equity Fund (a)	1,171,655	19,918,133
Schwab S&P 500 Index Fund (a)	1,085,710	36,056,437
TCW Relative Value Large Cap Fund, Class I	716,076	16,240,596
		161,763,618
Small-Cap 7.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	435,570	8,293,248
Schwab Small-Cap Equity Fund (a)	698,704	15,385,453
		23,678,701
		271,829,127
Fixed-Income Funds 16.7%
Intermediate-Term Bond 15.1%
Metropolitan West Total Return Bond Fund, Class I	1,379,930	14,972,236
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	885,200	10,047,026
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	372,975	3,811,802
Schwab Total Bond Market Fund (a)	2,120,670	20,146,360
Wells Fargo Advantage Core Bond Fund, Class I	120,594	1,537,577
		50,515,001
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	211,344	1,963,384
Short-Term Bond 1.0%
Schwab Short-Term Bond Market Fund (a)	366,662	3,409,956
		55,888,341
Total Other Investment Companies
(Cost $285,255,155)		327,717,468
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/03/15	3,348,308	3,348,308
JPMorgan Chase Bank
0.03%, 08/03/15	1,027,778	1,027,778
Wells Fargo
0.03%, 08/03/15	3,348,308	3,348,308
Total Short-Term Investments
(Cost $7,724,394)		7,724,394

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $293,919,522 and the unrealized appreciation and depreciation were $43,518,571 and ($1,996,231), respectively, with a net unrealized appreciation of $41,522,340.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$327,717,468	$—	$—	$327,717,468
Short-Term Investments[1]	—	7,724,394	—	7,724,394
Total	$327,717,468	$7,724,394	$—	$335,441,862
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2040 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	653,265,529	821,549,800
2.1%	Short-Term Investments	17,832,190	17,832,190
99.9%	Total Investments	671,097,719	839,381,990
0.1%	Other Assets and Liabilities, Net		443,893
100.0%	Net Assets		839,825,883

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets
Equity Funds 87.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	5,189,636	36,846,417
International 23.9%
Laudus International MarketMasters Fund, Select Shares (a)	4,479,365	107,370,377
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,760,159	21,418,830
Schwab International Core Equity Fund (a)	7,201,438	71,726,327
		200,515,534
Large-Cap 50.9%
Dodge & Cox Stock Fund	62,549	11,415,790
Laudus U.S. Large Cap Growth Fund *(a)	5,868,243	107,740,933
Schwab Core Equity Fund (a)	4,994,927	117,730,434
Schwab Dividend Equity Fund (a)	3,098,651	52,677,071
Schwab S&P 500 Index Fund (a)	2,885,302	95,820,896
TCW Relative Value Large Cap Fund, Class I	1,876,662	42,562,705
		427,947,829
Small-Cap 8.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,260,064	23,991,613
Schwab Small-Cap Equity Fund (a)	2,026,508	44,623,713
		68,615,326
		733,925,106
Fixed-Income Funds 10.4%
Intermediate-Term Bond 9.7%
Metropolitan West Total Return Bond Fund, Class I	2,243,173	24,338,425
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,638,858	18,601,037
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	757,662	7,743,308
Schwab Total Bond Market Fund (a)	3,106,182	29,508,724
Wells Fargo Advantage Core Bond Fund, Class I	114,345	1,457,895
		81,649,389
International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund *(a)	280,423	2,605,129
Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	362,384	3,370,176
		87,624,694
Total Other Investment Companies
(Cost $653,265,529)		821,549,800
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/03/15	8,382,832	8,382,832
DNB
0.03%, 08/03/15	8,382,832	8,382,832
Wells Fargo
0.03%, 08/03/15	1,066,526	1,066,526
Total Short-Term Investments
(Cost $17,832,190)		17,832,190

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $675,502,260 and the unrealized appreciation and depreciation were $167,780,891 and ($3,901,161), respectively, with a net unrealized appreciation of $163,879,730.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$821,549,800	$—	$—	$821,549,800
Short-Term Investments[1]	—	17,832,190	—	17,832,190
Total	$821,549,800	$17,832,190	$—	$839,381,990
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2045 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	59,011,658	61,461,505
2.0%	Short-Term Investments	1,278,712	1,278,712
99.9%	Total Investments	60,290,370	62,740,217
0.1%	Other Assets and Liabilities, Net		69,212
100.0%	Net Assets		62,809,429

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 90.9%
Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	402,678	2,859,015
International 25.1%
Laudus International MarketMasters Fund, Select Shares (a)	349,373	8,374,467
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	235,169	1,824,914
Schwab International Core Equity Fund (a)	561,007	5,587,632
		15,787,013
Large-Cap 52.3%
Dodge & Cox Stock Fund	4,817	879,168
Laudus U.S. Large Cap Growth Fund *(a)	450,516	8,271,467
Schwab Core Equity Fund (a)	382,830	9,023,309
Schwab Dividend Equity Fund (a)	238,575	4,055,779
Schwab S&P 500 Index Fund (a)	220,521	7,323,512
TCW Relative Value Large Cap Fund, Class I	146,411	3,320,609
		32,873,844
Small-Cap 8.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	102,439	1,950,445
Schwab Small-Cap Equity Fund (a)	165,023	3,633,806
		5,584,251
		57,104,123
Fixed-Income Funds 7.0%
Intermediate-Term Bond 6.6%
Metropolitan West Total Return Bond Fund, Class I	116,703	1,266,229
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	86,938	986,743
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	38,418	392,635
Schwab Total Bond Market Fund (a)	147,505	1,401,296
Wells Fargo Advantage Core Bond Fund, Class I	8,146	103,858
		4,150,761
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	10,666	99,091
Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	11,562	107,530
		4,357,382
Total Other Investment Companies
(Cost $59,011,658)		61,461,505
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	27,432	27,432
Barclays Capital, Inc.
0.03%, 08/03/15	625,640	625,640
Sumitomo Mitsui Banking Corp.
0.03%, 08/03/15	625,640	625,640
Total Short-Term Investments
(Cost $1,278,712)		1,278,712

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $60,382,062 and the unrealized appreciation and depreciation were $2,727,400 and ($369,245), respectively, with a net unrealized appreciation of $2,358,155.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$61,461,505	$—	$—	$61,461,505
Short-Term Investments[1]	—	1,278,712	—	1,278,712
Total	$61,461,505	$1,278,712	$—	$62,740,217
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2050 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	47,457,701	49,538,613
2.0%	Short-Term Investments	1,032,894	1,032,894
99.9%	Total Investments	48,490,595	50,571,507
0.1%	Other Assets and Liabilities, Net		32,047
100.0%	Net Assets		50,603,554

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 93.4%
Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	332,010	2,357,275
International 26.0%
Laudus International MarketMasters Fund, Select Shares (a)	288,843	6,923,574
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	206,809	1,604,840
Schwab International Core Equity Fund (a)	464,965	4,631,056
		13,159,470
Large-Cap 53.3%
Dodge & Cox Stock Fund	3,925	716,419
Laudus U.S. Large Cap Growth Fund *(a)	369,316	6,780,647
Schwab Core Equity Fund (a)	314,156	7,404,650
Schwab Dividend Equity Fund (a)	195,678	3,326,530
Schwab S&P 500 Index Fund (a)	181,397	6,024,188
TCW Relative Value Large Cap Fund, Class I	119,118	2,701,607
		26,954,041
Small-Cap 9.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	88,571	1,686,400
Schwab Small-Cap Equity Fund (a)	141,587	3,117,753
		4,804,153
		47,274,939
Fixed-Income Funds 4.5%
Intermediate-Term Bond 4.3%
Metropolitan West Total Return Bond Fund, Class I	65,679	712,620
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	49,956	567,000
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	18,447	188,532
Schwab Total Bond Market Fund (a)	68,212	648,016
Wells Fargo Advantage Core Bond Fund, Class I	4,296	54,770
		2,170,938
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	6,531	60,676
Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	3,447	32,060
		2,263,674
Total Other Investment Companies
(Cost $47,457,701)		49,538,613
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/03/15	21,672	21,672
Barclays Capital, Inc.
0.03%, 08/03/15	505,611	505,611
Sumitomo Mitsui Banking Corp.
0.03%, 08/03/15	505,611	505,611
Total Short-Term Investments
(Cost $1,032,894)		1,032,894

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $48,576,199 and the unrealized appreciation and depreciation were $2,277,589 and ($282,281), respectively, with a net unrealized appreciation of $1,995,308.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$49,538,613	$—	$—	$49,538,613
Short-Term Investments[1]	—	1,032,894	—	1,032,894
Total	$49,538,613	$1,032,894	$—	$50,571,507
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Capital Trust
Schwab Target 2055 Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	25,391,036	26,496,906
2.2%	Short-Term Investments	595,774	595,774
100.1%	Total Investments	25,986,810	27,092,680
(0.1%)	Other Assets and Liabilities, Net		(14,739)
100.0%	Net Assets		27,077,941

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 95.9%
Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	182,241	1,293,914
International 26.9%
Laudus International MarketMasters Fund, Select Shares (a)	159,020	3,811,711
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	120,786	937,299
Schwab International Core Equity Fund (a)	255,495	2,544,733
		7,293,743
Large-Cap 54.1%
Dodge & Cox Stock Fund	2,141	390,688
Laudus U.S. Large Cap Growth Fund *(a)	200,625	3,683,482
Schwab Core Equity Fund (a)	170,799	4,025,726
Schwab Dividend Equity Fund (a)	105,674	1,796,465
Schwab S&P 500 Index Fund (a)	98,308	3,264,809
TCW Relative Value Large Cap Fund, Class I	65,406	1,483,419
		14,644,589
Small-Cap 10.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	50,166	955,166
Schwab Small-Cap Equity Fund (a)	80,304	1,768,295
		2,723,461
		25,955,707
Security	Number of Shares	Value ($)
Fixed-Income Funds 2.0%
Intermediate-Term Bond 1.9%
Metropolitan West Total Return Bond Fund, Class I	20,178	218,936
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	12,070	136,998
Schwab Intermediate-Term Bond Fund (a)	3,355	34,287
Schwab Total Bond Market Fund (a)	12,550	119,228
Wells Fargo Advantage Core Bond Fund, Class I	1,019	12,993
		522,442
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	2,019	18,757
		541,199
Total Other Investment Companies
(Cost $25,391,036)		26,496,906
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets
Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/03/15	55,964	55,964
DNB
0.03%, 08/03/15	269,905	269,905
Skandinaviska Enskilda Banken
0.03%, 08/03/15	269,905	269,905
Total Short-Term Investments
(Cost $595,774)		595,774

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $26,056,944 and the unrealized appreciation and depreciation were $1,185,696 and ($149,960), respectively, with a net unrealized appreciation of $1,035,736.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
    1

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$26,496,906	$—	$—	$26,496,906
Short-Term Investments[1]	—	595,774	—	595,774
Total	$26,496,906	$595,774	$—	$27,092,680
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
2

Schwab Target Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating
3

Schwab Target Funds
Notes to Portfolio Holdings (continued)
the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUL15
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	September 16, 2015